UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab Fixed-Income ETFs and Schwab Municipal Bond ETF

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust – Schwab Fixed-Income ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1: Report(s) to Shareholders.

Semiannual Report | June 30, 2023
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab Long-Term U.S. Treasury ETF	SCHQ
Schwab U.S. Aggregate Bond ETF	SCHZ
Schwab 1-5 Year Corporate Bond ETF	SCHJ
Schwab 5-10 Year Corporate Bond ETF	SCHI

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)
Schwab Fixed-Income ETFs | Semiannual Report1

Schwab Fixed-Income ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Total Returns for the 6 Months Ended June 30, 2023
Schwab U.S. TIPS ETF (Ticker Symbol: SCHP)
Market Price Return[1]	2.05%
NAV Return[1]	2.01%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	1.87%
ETF Category: Morningstar Inflation-Protected Bond[2]	1.30%
Performance Details	page 4

Schwab Short-Term U.S. Treasury ETF (Ticker Symbol: SCHO)
Market Price Return[1]	1.03%
NAV Return[1]	0.99%
Bloomberg US Treasury 1-3 Year Index	0.98%
ETF Category: Morningstar Short Government[2]	1.06%
Performance Details	page 5

Schwab Intermediate-Term U.S. Treasury ETF (Ticker Symbol: SCHR)
Market Price Return[1]	1.34%
NAV Return[1]	1.32%
Bloomberg US Treasury 3-10 Year Index	1.19%
ETF Category: Morningstar Intermediate Government[2]	1.68%
Performance Details	page 6

Schwab Long-Term U.S. Treasury ETF (Ticker Symbol: SCHQ)
Market Price Return[1]	4.53%
NAV Return[1]	4.29%
Bloomberg US Long Treasury Index	3.72%
ETF Category: Morningstar Long Government[2]	4.21%
Performance Details	page 7
Total Returns for the 6 Months Ended June 30, 2023
Schwab U.S. Aggregate Bond ETF (Ticker Symbol: SCHZ)
Market Price Return[1]	2.41%
NAV Return[1]	2.21%
Bloomberg US Aggregate Bond Index	2.09%
ETF Category: Morningstar Intermediate Core Bond[2]	2.16%
Performance Details	page 8

Schwab 1-5 Year Corporate Bond ETF (Ticker Symbol: SCHJ)
Market Price Return[1]	1.98%
NAV Return[1]	1.76%
Bloomberg US 1-5 Year Corporate Bond Index	1.75%
ETF Category: Morningstar Short-Term Bond[2]	1.76%
Performance Details	page 9

Schwab 5-10 Year Corporate Bond ETF (Ticker Symbol: SCHI)
Market Price Return[1]	3.69%
NAV Return[1]	3.29%
Bloomberg US 5-10 Year Corporate Bond Index	3.14%
ETF Category: Morningstar Corporate Bond[2]	3.22%
Performance Details	page 10

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
U.S. Treasury Inflation-Protected Securities (TIPS) generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Index ownership — Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively Bloomberg). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
1
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
2Schwab Fixed-Income ETFs | Semiannual Report

Schwab Fixed-Income ETFs
Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies for Schwab Asset
Management, leads the portfolio management team for the Schwab Fixed-Income ETFs and Schwab Taxable
Bond Funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining
Schwab in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab
5-10 Year Corporate Bond ETF. He is primarily responsible for the management and oversight of corporate bonds within the taxable bond strategies, with additional responsibility for managing municipal bond index strategies. Mr. Hung has been a portfolio manager with Schwab Asset Management since 2005 and prior to that, served in various roles as an associate portfolio manager and trader since 1999. In 1998, he joined
Charles Schwab & Co.’s management training program and worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab
Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond
ETF. Prior to joining Schwab in 2016, Mr. McKissick worked at Denver Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service and other administrative functions. He also served as a credit/security analyst from 1999 to 2005. Prior to that, he worked as a senior research analyst with Hotchkis & Wiley, a portfolio manager at Payden & Rygel, and a vice president in fixed income at Salomon Brothers.

Alfonso Portillo, Jr., Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining Schwab in 2007, Mr. Portillo worked for ten years at Pacific Investment Management
Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Fixed-Income ETFs | Semiannual Report3

Schwab U.S. TIPS ETF as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (8/5/10)
Market Price Return[2]	2.05%	-1.36%	2.45%	2.04%
NAV Return[2]	2.01%	-1.45%	2.44%	2.02%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	1.87%	-1.40%	2.49%	2.08%
ETF Category: Morningstar Inflation-Protected Bond[3]	1.30%	-1.30%	2.17%	1.65%
Fund Expense Ratio[4]: 0.04%

Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[8]	7.2 Yrs
Weighted Average Duration[8]	6.7 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
Less than 0.05%.
7
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
8
See Glossary for definitions of maturity and duration.
4Schwab Fixed-Income ETFs | Semiannual Report

Schwab Short-Term U.S. Treasury ETF as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (8/5/10)
Market Price Return[2]	1.03%	0.16%	0.88%	0.69%
NAV Return[2]	0.99%	0.10%	0.88%	0.68%
Bloomberg US Treasury 1-3 Year Index	0.98%	0.15%	0.93%	0.75%
ETF Category: Morningstar Short Government[3]	1.06%	-0.44%	0.51%	0.51%
Fund Expense Ratio[4]: 0.03%

Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	2.0 Yrs
Weighted Average Duration[7]	1.9 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
7
See Glossary for definitions of maturity and duration.
Schwab Fixed-Income ETFs | Semiannual Report5

Schwab Intermediate-Term U.S. Treasury ETF as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (8/5/10)
Market Price Return[2]	1.34%	-1.91%	0.70%	1.04%
NAV Return[2]	1.32%	-1.89%	0.70%	1.03%
Bloomberg US Treasury 3-10 Year Index	1.19%	-1.85%	0.75%	1.10%
ETF Category: Morningstar Intermediate Government[3]	1.68%	-1.96%	0.13%	0.74%
Fund Expense Ratio[4]: 0.03%

Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	5.6 Yrs
Weighted Average Duration[7]	5.1 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
7
See Glossary for definitions of maturity and duration.
6Schwab Fixed-Income ETFs | Semiannual Report

Schwab Long-Term U.S. Treasury ETF as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/19)
Market Price Return[2]	4.53%	-6.87%	-12.05%	-6.34%
NAV Return[2]	4.29%	-6.83%	-12.10%	-6.37%
Bloomberg US Long Treasury Index	3.72%	-6.82%	-12.09%	-6.36%
ETF Category: Morningstar Long Government[3]	4.21%	-7.69%	-12.20%	N/A
Fund Expense Ratio[4]: 0.03%

Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[8]	23.0 Yrs
Weighted Average Duration[8]	16.0 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*
Inception (10/10/19) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
Less than 0.05%.
7
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
8
See Glossary for definitions of maturity and duration.
Schwab Fixed-Income ETFs | Semiannual Report7

Schwab U.S. Aggregate Bond ETF as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Aggregate Bond ETF (7/14/11)
Market Price Return[2]	2.41%	-0.82%	0.72%	1.49%
NAV Return[2]	2.21%	-1.01%	0.71%	1.46%
Bloomberg US Aggregate Bond Index	2.09%	-0.94%	0.77%	1.52%
ETF Category: Morningstar Intermediate Core Bond[3]	2.16%	-0.89%	0.63%	1.36%
Fund Expense Ratio[4]: 0.03%

Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[8]	8.6 Yrs
Weighted Average Duration[8]	6.3 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.8% of total investments on June 30, 2023.
7
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
8
See Glossary for definitions of maturity and duration.
8Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/19)
Market Price Return[2]	1.98%	1.77%	-0.98%	0.28%
NAV Return[2]	1.76%	1.66%	-0.92%	0.26%
Bloomberg US 1-5 Year Corporate Bond Index	1.75%	1.72%	-0.82%	0.35%
ETF Category: Morningstar Short-Term Bond[3]	1.76%	1.42%	-0.40%	N/A
Fund Expense Ratio[4]: 0.03%

Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	3.0 Yrs
Weighted Average Duration[7]	2.7 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*
Inception (10/10/19) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
7
See Glossary for definitions of maturity and duration.
Schwab Fixed-Income ETFs | Semiannual Report9

Schwab 5-10 Year Corporate Bond ETF as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/19)
Market Price Return[2]	3.69%	2.22%	-3.14%	-0.92%
NAV Return[2]	3.29%	1.94%	-3.15%	-0.97%
Bloomberg US 5-10 Year Corporate Bond Index	3.14%	2.02%	-3.04%	-0.89%
ETF Category: Morningstar Corporate Bond[3]	3.22%	1.58%	-3.04%	N/A
Fund Expense Ratio[4]: 0.03%

Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	7.5 Yrs
Weighted Average Duration[7]	6.2 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*
Inception (10/10/19) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
7
See Glossary for definitions of maturity and duration.
10Schwab Fixed-Income ETFs | Semiannual Report

Schwab Fixed-Income ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2023 and held through June 30, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 1/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/23	EXPENSES PAID DURING PERIOD 1/1/23-6/30/23 [2]
Schwab U.S. TIPS ETF
Actual Return	0.04%	$1,000.00	$1,020.10	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Short-Term U.S. Treasury ETF
Actual Return	0.03%	$1,000.00	$1,009.90	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab Intermediate-Term U.S. Treasury ETF
Actual Return	0.03%	$1,000.00	$1,013.20	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab Long-Term U.S. Treasury ETF
Actual Return	0.03%	$1,000.00	$1,042.90	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Aggregate Bond ETF
Actual Return	0.03%	$1,000.00	$1,022.10	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab 1-5 Year Corporate Bond ETF
Actual Return	0.03%	$1,000.00	$1,017.60	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab 5-10 Year Corporate Bond ETF
Actual Return	0.03%	$1,000.00	$1,032.90	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

Schwab Fixed-Income ETFs | Semiannual Report11

Schwab U.S. TIPS ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$51.77	$62.83	$62.06	$56.57	$53.27	$55.39
Income (loss) from investment operations:
Net investment income (loss)[1]	0.77	3.62	2.93	0.81	1.21	1.51
Net realized and unrealized gains (losses)	0.27	(10.95)	0.60	5.37	3.23	(2.23)
Total from investment operations	1.04	(7.33)	3.53	6.18	4.44	(0.72)
Less distributions:
Distributions from net investment income	(0.42)	(3.73)	(2.76)	(0.69)	(1.14)	(1.40)
Net asset value at end of period	$52.39	$51.77	$62.83	$62.06	$56.57	$53.27
Total return	2.01%[2]	(11.96%)	5.80%	10.94%	8.36%	(1.31%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.05%[4,5]	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	2.92%[3]	6.34%	4.69%	1.36%	2.18%	2.80%
Portfolio turnover rate[6]	11%[2]	18%	19%	23%	20%	17%
Net assets, end of period (x 1,000,000)	$11,480	$13,832	$21,304	$14,090	$8,734	$5,779

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022 is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
12Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. TIPS ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 07/15/24	387,120,704	375,646,377
0.13%, 10/15/24	345,324,285	333,160,620
0.25%, 01/15/25	354,016,160	339,404,752
2.38%, 01/15/25	241,309,216	238,887,716
0.13%, 04/15/25	282,882,057	269,186,883
0.38%, 07/15/25	388,207,383	371,614,980
0.13%, 10/15/25	344,154,938	326,440,086
0.63%, 01/15/26	326,846,811	311,774,368
2.00%, 01/15/26	155,740,594	153,716,203
0.13%, 04/15/26	265,810,782	249,309,020
0.13%, 07/15/26	325,777,143	306,089,146
0.13%, 10/15/26	367,870,111	344,073,543
0.38%, 01/15/27	303,371,916	284,721,954
2.38%, 01/15/27	150,568,843	151,404,255
0.13%, 04/15/27	375,789,576	347,897,696
0.38%, 07/15/27	334,461,044	313,612,766
1.63%, 10/15/27	376,834,512	371,421,296
0.50%, 01/15/28	341,558,651	319,611,226
1.75%, 01/15/28	141,565,848	139,995,896
1.25%, 04/15/28	372,711,416	360,761,632
3.63%, 04/15/28	144,940,449	155,658,279
0.75%, 07/15/28	297,318,538	281,941,768
0.88%, 01/15/29	255,016,003	241,549,118
2.50%, 01/15/29	130,716,420	134,733,271
3.88%, 04/15/29	168,158,129	185,904,187
0.25%, 07/15/29	301,304,038	275,322,459
0.13%, 01/15/30	340,355,739	305,493,179
0.13%, 07/15/30	376,873,988	338,083,219
0.13%, 01/15/31	390,067,923	346,875,549
0.13%, 07/15/31	398,620,572	353,792,201
0.13%, 01/15/32	435,019,416	383,260,906
3.38%, 04/15/32	60,552,695	68,949,690
0.63%, 07/15/32	451,501,813	415,310,127
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 01/15/33	440,540,466	422,580,587
2.13%, 02/15/40	79,241,970	85,166,812
2.13%, 02/15/41	114,249,734	122,731,034
0.75%, 02/15/42	185,209,152	157,589,258
0.63%, 02/15/43	145,435,091	119,469,509
1.38%, 02/15/44	200,041,609	188,626,079
0.75%, 02/15/45	220,178,623	182,266,242
1.00%, 02/15/46	113,367,960	98,527,573
0.88%, 02/15/47	138,945,378	116,747,875
1.00%, 02/15/48	101,003,950	87,010,492
1.00%, 02/15/49	94,610,273	81,484,500
0.25%, 02/15/50	143,013,489	100,165,760
0.13%, 02/15/51	143,946,772	96,184,145
0.13%, 02/15/52	166,871,792	110,845,494
1.50%, 02/15/53	84,538,381	82,376,640
Total Treasuries (Cost $13,132,653,106)		11,447,376,368

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03% (a)	571,009	571,009
Total Short-Term Investments (Cost $571,009)		571,009
Total Investments in Securities (Cost $13,133,224,115)		11,447,947,377

(a)	The rate shown is the annualized 7-day yield.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report13

Schwab U.S. TIPS ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$11,447,376,368	$—	$11,447,376,368
Short-Term Investments[1]	571,009	—	—	571,009
Total	$571,009	$11,447,376,368	$—	$11,447,947,377

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
14Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $13,133,224,115)		$11,447,947,377
Receivables:
Investments sold		195,508,588
Interest		31,954,353
Dividends	+	26,781
Total assets		11,675,437,099

Liabilities
Payables:
Investments bought		169,327,872
Fund shares redeemed		26,196,849
Management fees	+	389,053
Total liabilities		195,913,774
Net assets		$11,479,523,325

Net Assets by Source
Capital received from investors		$13,826,278,075
Total distributable loss	+	(2,346,754,750)
Net assets		$11,479,523,325

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,479,523,325		219,100,000		$52.39

See financial notes
Schwab Fixed-Income ETFs | Semiannual Report15

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$191,183,752 *
Dividends received from securities - unaffiliated	+	144,075
Total investment income		191,327,827

Expenses
Management fees		2,587,139
Total expenses	–	2,587,139
Net investment income		188,740,688

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(152,792,856)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(222,276,284)
Net realized losses		(375,069,140)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	478,325,751
Net realized and unrealized gains		103,256,611
Increase in net assets resulting from operations		$291,997,299

*	See financial note 2(b), Inflation-Protected Securities, for additional information.
See financial notes
16Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$188,740,688	$1,070,635,987
Net realized losses		(375,069,140)	(386,638,993)
Net change in unrealized appreciation (depreciation)	+	478,325,751	(2,910,566,700)
Increase (decrease) in net assets resulting from operations		$291,997,299	($2,226,569,706 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($97,716,085 )	($1,069,955,140 )

TRANSACTIONS IN FUND SHARES
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		49,000,000	$2,596,495,641	120,550,000	$7,032,380,314
Shares redeemed	+	(97,100,000)	(5,143,565,293)	(192,400,000)	(11,207,272,315)
Net transactions in fund shares		(48,100,000)	($2,547,069,652 )	(71,850,000)	($4,174,892,001 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		267,200,000	$13,832,311,763	339,050,000	$21,303,728,610
Total decrease	+	(48,100,000)	(2,352,788,438)	(71,850,000)	(7,471,416,847)
End of period		219,100,000	$11,479,523,325	267,200,000	$13,832,311,763
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report17

Schwab Short-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$48.24	$50.84	$51.39	$50.48	$49.88	$50.03
Income (loss) from investment operations:
Net investment income (loss)[1]	0.84	0.68	0.21	0.65	1.14	0.94
Net realized and unrealized gains (losses)	(0.36)	(2.64)	(0.55)	0.91	0.60	(0.20)[2]
Total from investment operations	0.48	(1.96)	(0.34)	1.56	1.74	0.74
Less distributions:
Distributions from net investment income	(0.68)	(0.64)	(0.21)	(0.65)	(1.14)	(0.89)
Net asset value at end of period	$48.04	$48.24	$50.84	$51.39	$50.48	$49.88
Total return	0.99%[3]	(3.85%)	(0.66%)	3.11%	3.53%	1.50%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.04%[5,6]	0.05%[7]	0.05%	0.06%[8]	0.06%
Net investment income (loss)	3.51%[4]	1.39%	0.41%	1.26%	2.27%	1.89%
Portfolio turnover rate[9]	32%[3]	106%	73%	74%	77%	65%
Net assets, end of period (x 1,000,000)	$14,400	$10,256	$8,956	$7,508	$5,263	$4,255

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022 is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended December 31, 2021 is a blended ratio.
[8]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019 is a blended ratio.
[9]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
18Schwab Fixed-Income ETFs | Semiannual Report

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.4% OF NET ASSETS
Bonds
7.50%, 11/15/24	14,200,000	14,637,648
7.63%, 02/15/25	13,720,000	14,262,637
6.88%, 08/15/25	13,976,000	14,566,158
6.00%, 02/15/26	26,216,000	27,097,718
Notes
0.38%, 07/15/24	139,694,000	132,701,115
1.75%, 07/31/24	141,085,000	135,736,445
2.13%, 07/31/24	92,665,000	89,506,789
3.00%, 07/31/24	189,003,000	184,266,851
0.38%, 08/15/24	211,860,000	200,480,800
2.38%, 08/15/24	253,390,000	245,268,653
1.25%, 08/31/24	126,821,000	120,987,730
1.88%, 08/31/24	104,758,000	100,680,213
3.25%, 08/31/24	183,693,000	179,319,529
0.38%, 09/15/24	242,291,000	228,411,321
1.50%, 09/30/24	132,198,000	126,166,466
2.13%, 09/30/24	91,065,000	87,584,253
4.25%, 09/30/24	173,770,000	171,499,450
0.63%, 10/15/24	243,520,000	229,479,550
1.50%, 10/31/24	124,465,000	118,465,399
2.25%, 10/31/24	91,435,000	87,884,751
4.38%, 10/31/24	176,795,000	174,688,654
0.75%, 11/15/24	224,626,000	211,319,542
2.25%, 11/15/24	244,126,000	234,480,162
1.50%, 11/30/24	144,925,000	137,630,631
2.13%, 11/30/24	96,625,000	92,565,618
4.50%, 11/30/24	176,699,000	174,849,182
1.00%, 12/15/24	223,937,000	210,802,571
1.75%, 12/31/24	129,696,000	123,325,191
2.25%, 12/31/24	104,819,000	100,394,901
4.25%, 12/31/24	174,339,000	171,931,624
1.13%, 01/15/25	213,023,000	200,374,759
1.38%, 01/31/25	117,369,000	110,718,854
2.50%, 01/31/25	108,520,000	104,174,961
4.13%, 01/31/25	174,976,000	172,255,671
1.50%, 02/15/25	198,250,000	187,156,519
2.00%, 02/15/25	219,945,000	209,385,922
1.13%, 02/28/25	135,455,000	126,991,708
2.75%, 02/28/25	110,490,000	106,467,473
4.63%, 02/28/25	173,871,000	172,536,404
1.75%, 03/15/25	196,009,000	185,442,890
0.50%, 03/31/25	159,631,000	147,680,500
2.63%, 03/31/25	66,660,000	63,992,298
3.88%, 03/31/25	151,528,000	148,565,509
2.63%, 04/15/25	166,518,000	159,746,702
0.38%, 04/30/25	176,337,000	162,278,258
2.88%, 04/30/25	102,846,000	99,045,519
3.88%, 04/30/25	161,232,000	158,108,130
2.13%, 05/15/25	213,165,000	202,460,954
2.75%, 05/15/25	189,267,000	181,818,308
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.25%, 05/31/25	172,820,000	158,177,556
2.88%, 05/31/25	93,529,000	90,032,623
4.25%, 05/31/25	174,276,000	172,094,146
2.88%, 06/15/25	183,667,000	176,704,155
0.25%, 06/30/25	178,518,000	163,068,522
2.75%, 06/30/25	73,720,000	70,738,084
4.63%, 06/30/25	173,000,000	172,216,094
3.00%, 07/15/25	155,610,000	149,999,530
0.25%, 07/31/25	190,195,000	173,077,450
2.88%, 07/31/25	89,937,000	86,458,968
2.00%, 08/15/25	228,596,000	215,674,968
3.13%, 08/15/25	177,423,000	171,379,529
0.25%, 08/31/25	186,310,000	169,098,159
2.75%, 08/31/25	92,270,000	88,406,194
3.50%, 09/15/25	169,926,000	165,345,964
0.25%, 09/30/25	219,282,000	198,647,222
3.00%, 09/30/25	92,628,000	89,158,068
4.25%, 10/15/25	167,280,000	165,437,307
0.25%, 10/31/25	222,144,000	200,537,026
3.00%, 10/31/25	81,247,000	78,158,979
2.25%, 11/15/25	245,121,000	231,639,345
4.50%, 11/15/25	168,784,000	167,946,673
0.38%, 11/30/25	211,004,000	190,513,534
2.88%, 11/30/25	99,548,000	95,437,757
4.00%, 12/15/25	158,572,000	156,112,896
0.38%, 12/31/25	228,958,000	206,402,061
2.63%, 12/31/25	90,065,000	85,800,985
3.88%, 01/15/26	166,731,000	163,656,897
0.38%, 01/31/26	244,317,000	219,389,031
2.63%, 01/31/26	105,748,000	100,663,008
1.63%, 02/15/26	211,757,000	196,263,998
4.00%, 02/15/26	162,927,000	160,457,638
0.50%, 02/28/26	244,526,000	219,710,433
2.50%, 02/28/26	109,372,000	103,694,055
4.63%, 03/15/26	163,554,000	163,758,443
0.75%, 03/31/26	226,574,000	204,828,207
2.25%, 03/31/26	106,534,000	100,275,128
3.75%, 04/15/26	164,614,000	161,141,673
0.75%, 04/30/26	230,057,000	207,222,046
2.38%, 04/30/26	78,616,000	74,156,999
1.63%, 05/15/26	211,540,000	195,277,863
3.63%, 05/15/26	166,188,000	162,163,134
0.75%, 05/31/26	242,760,000	218,095,205
2.13%, 05/31/26	94,660,000	88,555,169
4.13%, 06/15/26	170,000,000	168,273,438
0.88%, 06/30/26	212,000,000	191,040,156
1.88%, 06/30/26	97,000,000	90,039,492
Total Treasuries (Cost $14,586,990,116)		14,317,118,699
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report19

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03% (a)	22,719,575	22,719,575
Total Short-Term Investments (Cost $22,719,575)		22,719,575
Total Investments in Securities (Cost $14,609,709,691)		14,339,838,274

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$14,317,118,699	$—	$14,317,118,699
Short-Term Investments[1]	22,719,575	—	—	22,719,575
Total	$22,719,575	$14,317,118,699	$—	$14,339,838,274

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
20Schwab Fixed-Income ETFs | Semiannual Report

Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $14,609,709,691)		$14,339,838,274
Receivables:
Investments sold		636,394,467
Interest		71,950,834
Fund shares sold		4,803,924
Dividends	+	52,615
Total assets		15,053,040,114

Liabilities
Payables:
Investments bought		626,538,143
Fund shares redeemed		26,421,510
Management fees	+	354,543
Total liabilities		653,314,196
Net assets		$14,399,725,918

Net Assets by Source
Capital received from investors		$15,003,876,926
Total distributable loss	+	(604,151,008)
Net assets		$14,399,725,918

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,399,725,918		299,750,000		$48.04

See financial notes
Schwab Fixed-Income ETFs | Semiannual Report21

Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$231,789,217
Dividends received from securities - unaffiliated	+	234,405
Total investment income		232,023,622

Expenses
Management fees		1,964,643
Total expenses	–	1,964,643
Net investment income		230,058,979

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(97,795,170)
Net realized gains on sales of in-kind redemptions - unaffiliated	+	3,392,378
Net realized losses		(94,402,792)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(40,111,251)
Net realized and unrealized losses		(134,514,043)
Increase in net assets resulting from operations		$95,544,936
See financial notes
22Schwab Fixed-Income ETFs | Semiannual Report

Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$230,058,979	$126,577,182
Net realized losses		(94,402,792)	(295,587,090)
Net change in unrealized appreciation (depreciation)	+	(40,111,251)	(170,555,069)
Increase (decrease) in net assets resulting from operations		$95,544,936	($339,564,977 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($188,277,685 )	($125,786,895 )

TRANSACTIONS IN FUND SHARES
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		112,650,000	$5,470,191,411	102,900,000	$5,050,820,539
Shares redeemed	+	(25,500,000)	(1,233,681,680)	(66,450,000)	(3,285,327,283)
Net transactions in fund shares		87,150,000	$4,236,509,731	36,450,000	$1,765,493,256

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		212,600,000	$10,255,948,936	176,150,000	$8,955,807,552
Total increase	+	87,150,000	4,143,776,982	36,450,000	1,300,141,384
End of period		299,750,000	$14,399,725,918	212,600,000	$10,255,948,936
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report23

Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$49.22	$56.16	$58.21	$54.97	$52.89	$53.35
Income (loss) from investment operations:
Net investment income (loss)[1]	0.73	1.12	0.55	0.94	1.28	1.21
Net realized and unrealized gains (losses)	(0.07)	(7.06)	(2.04)	3.24	2.07	(0.55)[2]
Total from investment operations	0.66	(5.94)	(1.49)	4.18	3.35	0.66
Less distributions:
Distributions from net investment income	(0.62)	(1.00)	(0.56)	(0.94)	(1.27)	(1.12)
Net asset value at end of period	$49.26	$49.22	$56.16	$58.21	$54.97	$52.89
Total return	1.32%[3]	(10.63%)	(2.57%)	7.62%	6.38%	1.28%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.04%[5,6]	0.05%[7]	0.05%	0.06%[8]	0.06%
Net investment income (loss)	2.96%[4]	2.18%	0.97%	1.63%	2.35%	2.34%
Portfolio turnover rate[9]	19%[3]	88%	56%	51%	38%	41%
Net assets, end of period (x 1,000,000)	$7,353	$7,555	$3,712	$3,953	$4,736	$3,480

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022 is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended December 31, 2021 is a blended ratio.
[8]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019 is a blended ratio.
[9]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
24Schwab Fixed-Income ETFs | Semiannual Report

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.4% OF NET ASSETS
Bonds
6.75%, 08/15/26	6,136,000	6,534,600
6.50%, 11/15/26	6,435,000	6,849,756
6.63%, 02/15/27	4,468,000	4,804,322
6.38%, 08/15/27	5,622,000	6,061,438
6.13%, 11/15/27	12,264,000	13,189,549
5.50%, 08/15/28	6,886,000	7,302,657
5.25%, 11/15/28	12,213,000	12,847,504
5.25%, 02/15/29	7,052,000	7,440,962
6.13%, 08/15/29	6,376,000	7,078,854
6.25%, 05/15/30	10,052,000	11,399,596
5.38%, 02/15/31	12,334,000	13,510,548
Notes
1.50%, 08/15/26	86,212,000	78,823,363
0.75%, 08/31/26	122,919,000	109,652,390
1.38%, 08/31/26	63,009,000	57,350,496
0.88%, 09/30/26	106,986,000	95,744,112
1.63%, 09/30/26	30,111,000	27,588,028
1.13%, 10/31/26	92,337,000	83,052,804
1.63%, 10/31/26	36,544,000	33,424,913
2.00%, 11/15/26	80,636,000	74,613,499
1.25%, 11/30/26	93,507,000	84,265,879
1.63%, 11/30/26	35,263,000	32,199,527
1.25%, 12/31/26	92,413,000	83,193,360
1.75%, 12/31/26	36,644,000	33,566,477
1.50%, 01/31/27	120,006,000	108,736,687
2.25%, 02/15/27	73,194,000	68,081,857
1.13%, 02/28/27	21,192,000	18,913,860
1.88%, 02/28/27	83,845,000	76,878,659
0.63%, 03/31/27	35,467,000	30,975,437
2.50%, 03/31/27	79,079,000	74,124,206
0.50%, 04/30/27	50,756,000	43,995,142
2.75%, 04/30/27	76,344,000	72,133,151
2.38%, 05/15/27	86,382,000	80,449,987
0.50%, 05/31/27	45,858,000	39,645,674
2.63%, 05/31/27	75,071,000	70,552,078
0.50%, 06/30/27	55,165,000	47,566,883
3.25%, 06/30/27	73,778,000	70,970,978
0.38%, 07/31/27	64,630,000	55,299,044
2.75%, 07/31/27	69,377,000	65,420,343
2.25%, 08/15/27	68,720,000	63,541,841
0.50%, 08/31/27	58,515,000	50,208,613
3.13%, 08/31/27	70,308,000	67,253,996
0.38%, 09/30/27	74,345,000	63,286,181
4.13%, 09/30/27	64,640,000	64,289,025
0.50%, 10/31/27	71,086,000	60,692,449
4.13%, 10/31/27	66,057,000	65,718,974
2.25%, 11/15/27	67,582,000	62,257,278
0.63%, 11/30/27	77,393,000	66,294,965
3.88%, 11/30/27	65,175,000	64,263,569
0.63%, 12/31/27	78,692,000	67,260,142
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 12/31/27	67,432,000	66,502,176
0.75%, 01/31/28	94,595,000	81,159,554
3.50%, 01/31/28	67,250,000	65,316,563
2.75%, 02/15/28	92,780,000	87,224,073
1.13%, 02/29/28	88,186,000	76,869,945
4.00%, 02/29/28	64,984,000	64,524,543
1.25%, 03/31/28	86,323,000	75,552,857
3.63%, 03/31/28	47,635,000	46,535,301
1.25%, 04/30/28	87,080,000	76,089,551
3.50%, 04/30/28	49,292,000	47,897,961
2.88%, 05/15/28	98,650,000	93,108,645
1.25%, 05/31/28	87,897,000	76,703,866
3.63%, 05/31/28	71,800,000	70,243,398
1.25%, 06/30/28	90,401,000	78,719,496
4.00%, 06/30/28	65,000,000	64,647,070
1.00%, 07/31/28	93,348,000	80,082,375
2.88%, 08/15/28	100,326,000	94,541,579
1.13%, 08/31/28	97,038,000	83,638,417
1.25%, 09/30/28	92,958,000	80,488,556
1.38%, 10/31/28	87,730,000	76,345,662
3.13%, 11/15/28	91,846,000	87,519,193
1.50%, 11/30/28	88,236,000	77,203,053
1.38%, 12/31/28	83,623,000	72,556,019
1.75%, 01/31/29	83,708,000	74,025,993
2.63%, 02/15/29	94,036,000	87,137,578
1.88%, 02/28/29	73,822,000	65,666,976
2.38%, 03/31/29	72,969,000	66,644,070
2.88%, 04/30/29	69,272,000	64,980,383
2.38%, 05/15/29	73,293,000	66,834,054
2.75%, 05/31/29	66,355,000	61,793,094
3.25%, 06/30/29	61,404,000	58,760,750
2.63%, 07/31/29	56,430,000	52,142,643
1.63%, 08/15/29	70,597,000	61,595,883
3.13%, 08/31/29	57,047,000	54,201,335
3.88%, 09/30/29	57,402,000	56,854,887
4.00%, 10/31/29	52,807,000	52,691,485
1.75%, 11/15/29	51,415,000	45,104,612
3.88%, 11/30/29	53,731,000	53,262,952
3.88%, 12/31/29	54,308,000	53,856,141
3.50%, 01/31/30	51,658,000	50,148,618
1.50%, 02/15/30	87,263,000	74,780,301
4.00%, 02/28/30	53,378,000	53,357,149
3.63%, 03/31/30	43,014,000	42,089,871
3.50%, 04/30/30	46,200,000	44,875,360
0.63%, 05/15/30	125,609,000	100,673,651
3.75%, 05/31/30	53,544,000	52,811,953
3.75%, 06/30/30	55,000,000	54,273,828
0.63%, 08/15/30	163,580,000	130,365,593
0.88%, 11/15/30	169,088,000	136,895,231
1.13%, 02/15/31	155,303,000	127,773,117
1.63%, 05/15/31	161,512,000	137,323,055
1.25%, 08/15/31	165,466,000	135,837,244
1.38%, 11/15/31	168,863,000	139,272,399
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report25

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 02/15/32	155,802,000	133,502,839
2.88%, 05/15/32	157,924,000	146,462,173
2.75%, 08/15/32	150,943,000	138,407,656
4.13%, 11/15/32	152,035,000	155,396,400
3.50%, 02/15/33	148,881,000	145,054,294
3.38%, 05/15/33	102,076,000	98,463,467
Total Treasuries (Cost $7,684,488,919)		7,306,092,541

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03% (a)	9,643,159	9,643,159
Total Short-Term Investments (Cost $9,643,159)		9,643,159
Total Investments in Securities (Cost $7,694,132,078)		7,315,735,700

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$7,306,092,541	$—	$7,306,092,541
Short-Term Investments[1]	9,643,159	—	—	9,643,159
Total	$9,643,159	$7,306,092,541	$—	$7,315,735,700

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
26Schwab Fixed-Income ETFs | Semiannual Report

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $7,694,132,078)		$7,315,735,700
Receivables:
Investments sold		227,968,229
Interest		37,067,197
Fund shares sold		4,926,372
Dividends	+	21,403
Total assets		7,585,718,901

Liabilities
Payables:
Investments bought		232,925,348
Management fees	+	181,089
Total liabilities		233,106,437
Net assets		$7,352,612,464

Net Assets by Source
Capital received from investors		$8,157,471,423
Total distributable loss	+	(804,858,959)
Net assets		$7,352,612,464

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,352,612,464		149,250,000		$49.26

See financial notes
Schwab Fixed-Income ETFs | Semiannual Report27

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$110,384,820
Dividends received from securities - unaffiliated	+	139,456
Total investment income		110,524,276

Expenses
Management fees		1,109,918
Total expenses	–	1,109,918
Net investment income		109,414,358

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(62,060,417)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(9,453,080)
Net realized losses		(71,513,497)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	43,165,655
Net realized and unrealized losses		(28,347,842)
Increase in net assets resulting from operations		$81,066,516
See financial notes
28Schwab Fixed-Income ETFs | Semiannual Report

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$109,414,358	$140,884,355
Net realized losses		(71,513,497)	(373,456,484)
Net change in unrealized appreciation (depreciation)	+	43,165,655	(373,736,025)
Increase (decrease) in net assets resulting from operations		$81,066,516	($606,308,154 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($91,795,350 )	($140,863,160 )

TRANSACTIONS IN FUND SHARES
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		74,550,000	$3,721,892,492	139,150,000	$7,219,464,611
Shares redeemed	+	(78,800,000)	(3,913,918,036)	(51,750,000)	(2,628,923,902)
Net transactions in fund shares		(4,250,000)	($192,025,544 )	87,400,000	$4,590,540,709

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		153,500,000	$7,555,366,842	66,100,000	$3,711,997,447
Total increase (decrease)	+	(4,250,000)	(202,754,378)	87,400,000	3,843,369,395
End of period		149,250,000	$7,352,612,464	153,500,000	$7,555,366,842
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report29

Schwab Long-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19[1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$35.28	$51.26	$54.87	$47.34	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.68	1.12	0.86	0.86	0.22
Net realized and unrealized gains (losses)	0.84	(16.08)	(3.60)	7.50	(2.67)
Total from investment operations	1.52	(14.96)	(2.74)	8.36	(2.45)
Less distributions:
Distributions from net investment income	(0.55)	(1.02)	(0.87)	(0.83)	(0.21)
Net asset value at end of period	$36.25	$35.28	$51.26	$54.87	$47.34
Total return	4.29%[3]	(29.42%)	(4.96%)	17.64%	(4.91%)[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.04%[5,6]	0.05%[7]	0.05%	0.06%[4,8]
Net investment income (loss)	3.72%[4]	2.83%	1.70%	1.55%	2.07%[4]
Portfolio turnover rate[9]	10%[3]	41%	68%	45%	3%[3]
Net assets, end of period (x 1,000)	$300,840	$188,739	$99,948	$90,535	$18,935

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022 is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended December 31, 2021 is a blended ratio.
[8]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019 is a blended ratio.
[9]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
30Schwab Fixed-Income ETFs | Semiannual Report

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.2% OF NET ASSETS
Bonds
4.50%, 02/15/36	1,193,600	1,288,808
4.75%, 02/15/37	709,600	785,605
5.00%, 05/15/37	915,800	1,038,217
4.38%, 02/15/38	963,600	1,026,535
4.50%, 05/15/38	1,090,700	1,175,400
3.50%, 02/15/39	1,118,000	1,073,105
4.25%, 05/15/39	1,658,600	1,736,736
4.50%, 08/15/39	1,772,100	1,908,053
4.38%, 11/15/39	1,906,300	2,020,827
4.63%, 02/15/40	1,920,700	2,095,514
1.13%, 05/15/40	5,746,400	3,730,671
4.38%, 05/15/40	1,859,600	1,966,963
1.13%, 08/15/40	7,020,100	4,520,835
3.88%, 08/15/40	1,848,400	1,835,548
1.38%, 11/15/40	7,816,600	5,237,122
4.25%, 11/15/40	1,835,000	1,909,547
1.88%, 02/15/41	9,468,000	6,883,532
4.75%, 02/15/41	1,945,500	2,149,625
2.25%, 05/15/41	8,156,400	6,288,075
4.38%, 05/15/41	1,796,400	1,892,255
1.75%, 08/15/41	10,687,600	7,518,894
3.75%, 08/15/41	1,817,400	1,756,773
2.00%, 11/15/41	8,982,900	6,582,781
3.13%, 11/15/41	1,908,600	1,682,997
2.38%, 02/15/42	7,269,500	5,664,531
3.13%, 02/15/42	2,019,600	1,776,775
3.00%, 05/15/42	1,878,400	1,616,745
3.25%, 05/15/42	6,415,000	5,728,394
2.75%, 08/15/42	2,195,300	1,811,122
3.38%, 08/15/42	5,558,400	5,048,156
2.75%, 11/15/42	3,182,800	2,621,086
4.00%, 11/15/42	5,556,600	5,525,778
3.13%, 02/15/43	2,730,500	2,383,001
3.88%, 02/15/43	5,557,600	5,422,133
2.88%, 05/15/43	4,319,300	3,615,727
3.88%, 05/15/43	3,847,800	3,755,813
3.63%, 08/15/43	3,101,000	2,913,244
3.75%, 11/15/43	3,154,600	3,017,326
3.63%, 02/15/44	3,359,700	3,149,981
3.38%, 05/15/44	3,114,800	2,810,134
3.13%, 08/15/44	4,010,500	3,472,842
3.00%, 11/15/44	3,510,300	2,973,334
2.50%, 02/15/45	4,659,700	3,609,811
3.00%, 05/15/45	2,279,600	1,926,796
2.88%, 08/15/45	3,103,400	2,562,729
3.00%, 11/15/45	1,832,500	1,546,315
2.50%, 02/15/46	3,771,400	2,904,273
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	3,819,900	2,938,936
2.25%, 08/15/46	4,715,100	3,447,180
2.88%, 11/15/46	2,124,900	1,751,880
3.00%, 02/15/47	4,197,500	3,535,738
3.00%, 05/15/47	3,234,600	2,725,656
2.75%, 08/15/47	4,614,100	3,713,269
2.75%, 11/15/47	4,651,200	3,743,853
3.00%, 02/15/48	5,318,700	4,486,407
3.13%, 05/15/48	5,709,200	4,929,537
3.00%, 08/15/48	6,252,200	5,278,713
3.38%, 11/15/48	6,414,400	5,802,025
3.00%, 02/15/49	6,753,800	5,715,931
2.88%, 05/15/49	6,599,200	5,459,291
2.25%, 08/15/49	6,211,900	4,518,672
2.38%, 11/15/49	5,833,900	4,361,296
2.00%, 02/15/50	7,332,000	5,030,439
1.25%, 05/15/50	8,517,800	4,794,590
1.38%, 08/15/50	9,600,600	5,584,849
1.63%, 11/15/50	9,501,000	5,906,950
1.88%, 02/15/51	10,595,400	7,021,936
2.38%, 05/15/51	10,674,400	7,941,587
2.00%, 08/15/51	10,564,200	7,206,765
1.88%, 11/15/51	9,833,400	6,496,190
2.25%, 02/15/52	8,982,700	6,496,317
2.88%, 05/15/52	8,552,600	7,093,313
3.00%, 08/15/52	8,125,800	6,914,548
4.00%, 11/15/52	8,123,000	8,350,825
3.63%, 02/15/53	8,125,000	7,804,443
3.63%, 05/15/53	5,558,800	5,346,002
Total Treasuries (Cost $307,960,256)		298,357,602

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03% (a)	409	409
Total Short-Term Investments (Cost $409)		409
Total Investments in Securities (Cost $307,960,665)		298,358,011

(a)	The rate shown is the annualized 7-day yield.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report31

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$298,357,602	$—	$298,357,602
Short-Term Investments[1]	409	—	—	409
Total	$409	$298,357,602	$—	$298,358,011

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
32Schwab Fixed-Income ETFs | Semiannual Report

Schwab Long-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $307,960,665)		$298,358,011
Receivables:
Investments sold		4,089,173
Interest		2,487,069
Other assets		2,209
Dividends	+	600
Total assets		304,937,062

Liabilities
Payables:
Investments bought		4,089,451
Management fees	+	7,174
Total liabilities		4,096,625
Net assets		$300,840,437

Net Assets by Source
Capital received from investors		$328,572,239
Total distributable loss	+	(27,731,802)
Net assets		$300,840,437

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$300,840,437		8,300,000		$36.25

See financial notes
Schwab Fixed-Income ETFs | Semiannual Report33

Schwab Long-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$4,459,508
Dividends received from securities - unaffiliated	+	5,748
Total investment income		4,465,256

Expenses
Management fees		35,690
Total expenses	–	35,690
Net investment income		4,429,566

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(7,771,133)
Net realized gains on sales of in-kind redemptions - unaffiliated	+	1,844,341
Net realized losses		(5,926,792)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	8,399,501
Net realized and unrealized gains		2,472,709
Increase in net assets resulting from operations		$6,902,275
See financial notes
34Schwab Fixed-Income ETFs | Semiannual Report

Schwab Long-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$4,429,566	$2,886,195
Net realized losses		(5,926,792)	(14,922,098)
Net change in unrealized appreciation (depreciation)	+	8,399,501	(16,768,720)
Increase (decrease) in net assets resulting from operations		$6,902,275	($28,804,623 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,556,275 )	($2,856,565 )

TRANSACTIONS IN FUND SHARES
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,700,000	$136,006,335	5,450,000	$203,105,803
Shares redeemed	+	(750,000)	(27,250,828)	(2,050,000)	(82,653,392)
Net transactions in fund shares		2,950,000	$108,755,507	3,400,000	$120,452,411

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,350,000	$188,738,930	1,950,000	$99,947,707
Total increase	+	2,950,000	112,101,507	3,400,000	88,791,223
End of period		8,300,000	$300,840,437	5,350,000	$188,738,930
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report35

Schwab U.S. Aggregate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18
Per-Share Data
Net asset value at beginning of period	$45.70	$53.91	$56.05	$53.43	$50.59	$52.07
Income (loss) from investment operations:
Net investment income (loss)[1]	0.70	1.11	0.96	1.19	1.43	1.35
Net realized and unrealized gains (losses)	0.31	(8.12)	(1.93)	2.79	2.90	(1.42)
Total from investment operations	1.01	(7.01)	(0.97)	3.98	4.33	(0.07)
Less distributions:
Distributions from net investment income	(0.59)	(1.20)	(1.17)	(1.36)	(1.49)	(1.41)
Net asset value at end of period	$46.12	$45.70	$53.91	$56.05	$53.43	$50.59
Total return	2.21%[2]	(13.09%)	(1.74%)	7.50%	8.64%	(0.09%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3]	0.04%[4,5]	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	3.01%[3]	2.29%	1.76%	2.14%	2.71%	2.67%
Portfolio turnover rate[6,7]	27%[2]	53%	48%	68%	63%	71%
Net assets, end of period (x 1,000,000)	$7,071	$6,805	$9,074	$8,733	$7,384	$5,545

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022 is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	Includes to-be-announced (TBA) transactions. (see financial note 2)
See financial notes
36Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.5% OF NET ASSETS

Financial Institutions 8.0%
Banking 5.6%
Ally Financial, Inc.
5.13%, 09/30/24	200,000	196,348
4.63%, 03/30/25	150,000	144,527
5.80%, 05/01/25 (a)	250,000	245,993
2.20%, 11/02/28 (a)	150,000	120,138
6.99%, 06/13/29 (a)(b)	200,000	197,716
8.00%, 11/01/31	1,200,000	1,246,527
American Express Co.
2.50%, 07/30/24 (a)	550,000	531,855
3.00%, 10/30/24 (a)	600,000	581,004
2.25%, 03/04/25 (a)	675,000	640,494
3.95%, 08/01/25 (a)	600,000	582,444
4.20%, 11/06/25 (a)	400,000	390,004
4.90%, 02/13/26 (a)	300,000	297,192
4.99%, 05/01/26 (a)(b)	250,000	247,378
3.13%, 05/20/26 (a)	75,000	71,077
1.65%, 11/04/26 (a)	250,000	222,605
2.55%, 03/04/27 (a)	575,000	524,216
3.30%, 05/03/27 (a)	600,000	561,162
5.85%, 11/05/27 (a)	300,000	307,566
4.05%, 05/03/29 (a)	300,000	285,774
4.99%, 05/26/33 (a)(b)	250,000	239,620
4.42%, 08/03/33 (a)(b)	300,000	283,125
5.04%, 05/01/34 (a)(b)	300,000	294,018
4.05%, 12/03/42	200,000	174,318
American Express Credit Corp.
3.30%, 05/03/27 (a)	50,000	46,940
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	300,000	289,335
5.09%, 12/08/25	250,000	249,110
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	400,000	360,576
5.86%, 09/14/26 (a)(b)	200,000	197,254
6.14%, 09/14/28 (a)(b)	200,000	201,178
Banco Santander S.A.
3.50%, 03/24/25	200,000	191,988
2.75%, 05/28/25	600,000	563,844
5.15%, 08/18/25	400,000	393,856
5.18%, 11/19/25	400,000	388,908
4.25%, 04/11/27	800,000	757,672
5.29%, 08/18/27	600,000	588,864
1.72%, 09/14/27 (a)(b)	200,000	173,978
3.80%, 02/23/28	400,000	367,900
4.18%, 03/24/28 (a)(b)	400,000	375,040
4.38%, 04/12/28	400,000	377,404
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.31%, 06/27/29	400,000	356,700
3.49%, 05/28/30	400,000	348,564
2.75%, 12/03/30	400,000	312,892
2.96%, 03/25/31	200,000	165,666
3.23%, 11/22/32 (a)(b)	200,000	158,700
Bank of America Corp.
4.20%, 08/26/24	600,000	588,966
4.00%, 01/22/25	725,000	705,526
3.95%, 04/21/25	700,000	678,272
3.88%, 08/01/25	650,000	632,931
0.98%, 09/25/25 (a)(b)	600,000	564,042
3.09%, 10/01/25 (a)(b)	550,000	529,672
2.46%, 10/22/25 (a)(b)	850,000	811,639
1.53%, 12/06/25 (a)(b)	250,000	234,198
3.37%, 01/23/26 (a)(b)	500,000	480,190
2.02%, 02/13/26 (a)(b)	450,000	421,627
4.45%, 03/03/26	550,000	535,683
3.38%, 04/02/26 (a)(b)	500,000	480,165
3.50%, 04/19/26	850,000	816,731
1.32%, 06/19/26 (a)(b)	500,000	458,230
4.83%, 07/22/26 (a)(b)	100,000	98,281
6.22%, 09/15/26	300,000	306,471
4.25%, 10/22/26	500,000	482,870
1.20%, 10/24/26 (a)(b)	800,000	720,904
5.08%, 01/20/27 (a)(b)	300,000	296,607
1.66%, 03/11/27 (a)(b)	800,000	721,184
3.56%, 04/23/27 (a)(b)	1,000,000	949,330
1.73%, 07/22/27 (a)(b)	1,700,000	1,518,032
3.25%, 10/21/27 (a)	800,000	746,200
4.18%, 11/25/27 (a)	450,000	428,053
3.82%, 01/20/28 (a)(b)	950,000	899,992
2.55%, 02/04/28 (a)(b)	300,000	270,975
3.71%, 04/24/28 (a)(b)	500,000	469,540
4.38%, 04/27/28 (a)(b)	750,000	721,770
3.59%, 07/21/28 (a)(b)	850,000	792,285
4.95%, 07/22/28 (a)(b)	900,000	884,565
6.20%, 11/10/28 (a)(b)	500,000	514,690
3.42%, 12/20/28 (a)(b)	2,075,000	1,909,726
3.97%, 03/05/29 (a)(b)	825,000	773,635
5.20%, 04/25/29 (a)(b)	950,000	940,281
2.09%, 06/14/29 (a)(b)	875,000	747,994
4.27%, 07/23/29 (a)(b)	850,000	807,627
3.97%, 02/07/30 (a)(b)	850,000	788,723
3.19%, 07/23/30 (a)(b)	800,000	707,400
2.88%, 10/22/30 (a)(b)	600,000	517,746
2.50%, 02/13/31 (a)(b)	1,000,000	837,560
2.59%, 04/29/31 (a)(b)	800,000	673,328
1.90%, 07/23/31 (a)(b)	800,000	637,368
1.92%, 10/24/31 (a)(b)	750,000	595,140
2.65%, 03/11/32 (a)(b)	600,000	497,166
2.69%, 04/22/32 (a)(b)	1,200,000	995,064
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report37

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 07/21/32 (a)(b)	1,350,000	1,079,838
2.57%, 10/20/32 (a)(b)	1,000,000	814,710
2.97%, 02/04/33 (a)(b)	1,000,000	834,200
4.57%, 04/27/33 (a)(b)	1,000,000	941,910
5.02%, 07/22/33 (a)(b)	1,400,000	1,370,348
5.29%, 04/25/34 (a)(b)	1,000,000	991,480
2.48%, 09/21/36 (a)(b)	425,000	324,768
6.11%, 01/29/37	575,000	606,694
3.85%, 03/08/37 (a)(b)	700,000	599,515
4.24%, 04/24/38 (a)(b)	250,000	219,873
7.75%, 05/14/38	500,000	597,800
4.08%, 04/23/40 (a)(b)	400,000	344,160
2.68%, 06/19/41 (a)(b)	1,400,000	984,620
5.88%, 02/07/42	450,000	480,861
3.31%, 04/22/42 (a)(b)	1,000,000	766,010
5.00%, 01/21/44	625,000	603,106
4.88%, 04/01/44	150,000	143,823
4.75%, 04/21/45	200,000	182,864
4.44%, 01/20/48 (a)(b)	600,000	531,480
3.95%, 01/23/49 (a)(b)	400,000	325,024
4.33%, 03/15/50 (a)(b)	800,000	690,896
4.08%, 03/20/51 (a)(b)	1,500,000	1,245,360
2.83%, 10/24/51 (a)(b)	350,000	230,734
3.48%, 03/13/52 (a)(b)	75,000	55,998
2.97%, 07/21/52 (a)(b)	600,000	409,800
Bank of America NA
6.00%, 10/15/36	350,000	374,531
Bank of Montreal
4.25%, 09/14/24	400,000	392,552
5.20%, 12/12/24	400,000	396,860
1.50%, 01/10/25	500,000	469,895
1.85%, 05/01/25	475,000	444,239
3.70%, 06/07/25	400,000	386,692
1.25%, 09/15/26	400,000	353,268
0.95%, 01/22/27 (a)(b)	500,000	446,155
2.65%, 03/08/27	300,000	274,779
4.70%, 09/14/27 (a)	200,000	195,518
5.20%, 02/01/28 (a)	350,000	350,074
3.80%, 12/15/32 (a)(b)	304,000	268,724
3.09%, 01/10/37 (a)(b)	300,000	235,572
Bank of New York Mellon Corp.
3.25%, 09/11/24 (a)	350,000	340,295
2.10%, 10/24/24	445,000	425,967
0.85%, 10/25/24 (a)	250,000	234,978
3.00%, 02/24/25 (a)	350,000	336,910
1.60%, 04/24/25 (a)	550,000	515,839
3.35%, 04/25/25 (a)	100,000	96,284
3.95%, 11/18/25 (a)	300,000	289,929
5.22%, 11/21/25 (a)(b)	100,000	99,474
0.75%, 01/28/26 (a)	150,000	134,075
4.41%, 07/24/26 (a)(b)	400,000	391,720
2.45%, 08/17/26 (a)	300,000	277,053
1.05%, 10/15/26 (a)	150,000	131,219
2.05%, 01/26/27 (a)	250,000	225,380
3.25%, 05/16/27 (a)	325,000	304,418
3.40%, 01/29/28 (a)	250,000	234,460
3.44%, 02/07/28 (a)(b)	475,000	447,364
3.85%, 04/28/28	100,000	95,387
3.99%, 06/13/28 (a)(b)	100,000	96,018
1.65%, 07/14/28 (a)	100,000	85,773
5.80%, 10/25/28 (a)(b)	400,000	407,904
3.00%, 10/30/28 (a)	225,000	202,239
4.54%, 02/01/29 (a)(b)	250,000	243,625
3.85%, 04/26/29 (a)	100,000	95,608
3.30%, 08/23/29 (a)	250,000	224,810
4.60%, 07/26/30 (a)(b)	150,000	145,037
1.80%, 07/28/31 (a)	200,000	157,888
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.29%, 06/13/33 (a)(b)	250,000	237,173
5.83%, 10/25/33 (a)(b)	400,000	417,404
4.97%, 04/26/34 (a)(b)	250,000	244,628
Bank of Nova Scotia
0.65%, 07/31/24	275,000	260,508
1.45%, 01/10/25	500,000	469,070
2.20%, 02/03/25	400,000	378,612
3.45%, 04/11/25	500,000	481,935
1.30%, 06/11/25	300,000	276,120
4.50%, 12/16/25	600,000	579,426
4.75%, 02/02/26	300,000	295,479
1.05%, 03/02/26	350,000	311,878
1.35%, 06/24/26	250,000	223,010
2.70%, 08/03/26	500,000	463,305
1.95%, 02/02/27	450,000	402,156
2.95%, 03/11/27	250,000	231,938
4.85%, 02/01/30	200,000	193,212
2.15%, 08/01/31	200,000	159,738
2.45%, 02/02/32	300,000	245,037
4.59%, 05/04/37 (a)(b)	600,000	515,754
Bank OZK
2.75%, 10/01/31 (a)(b)	125,000	98,535
BankUnited, Inc.
4.88%, 11/17/25 (a)	150,000	138,920
5.13%, 06/11/30 (a)	100,000	77,160
Barclays PLC
4.38%, 09/11/24	200,000	194,458
3.65%, 03/16/25	600,000	575,382
4.38%, 01/12/26	750,000	721,005
2.85%, 05/07/26 (a)(b)	400,000	375,100
5.20%, 05/12/26	650,000	627,711
5.30%, 08/09/26 (a)(b)	500,000	489,915
7.33%, 11/02/26 (a)(b)	500,000	512,205
5.83%, 05/09/27 (a)(b)	100,000	98,759
2.28%, 11/24/27 (a)(b)	400,000	352,396
4.34%, 01/10/28 (a)	400,000	377,128
4.84%, 05/09/28 (a)	600,000	553,842
5.50%, 08/09/28 (a)(b)	500,000	488,405
7.39%, 11/02/28 (a)(b)	400,000	418,116
4.97%, 05/16/29 (a)(b)	650,000	616,167
5.09%, 06/20/30 (a)(b)	450,000	409,855
2.65%, 06/24/31 (a)(b)	300,000	241,302
2.67%, 03/10/32 (a)(b)	250,000	197,145
2.89%, 11/24/32 (a)(b)	400,000	315,240
5.75%, 08/09/33 (a)(b)	300,000	290,466
7.44%, 11/02/33 (a)(b)	600,000	649,704
6.22%, 05/09/34 (a)(b)	600,000	598,392
7.12%, 06/27/34 (a)(b)	500,000	500,095
3.56%, 09/23/35 (a)(b)	300,000	237,837
3.81%, 03/10/42 (a)(b)	300,000	213,462
3.33%, 11/24/42 (a)(b)	500,000	351,930
5.25%, 08/17/45	400,000	373,716
4.95%, 01/10/47	400,000	354,864
BNP Paribas S.A.
4.25%, 10/15/24	300,000	292,479
BPCE S.A.
3.38%, 12/02/26	250,000	233,545
Cadence Bank
4.13%, 11/20/29 (a)(b)	125,000	115,493
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	400,000	379,384
3.30%, 04/07/25	400,000	384,808
3.95%, 08/04/25	450,000	435,550
0.95%, 10/23/25	200,000	181,908
1.25%, 06/22/26	100,000	88,829
3.45%, 04/07/27	300,000	281,937
See financial notes
38Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/28/28 (a)	500,000	492,695
3.60%, 04/07/32 (a)	400,000	359,724
Capital One Financial Corp.
3.30%, 10/30/24 (a)	450,000	432,445
3.20%, 02/05/25 (a)	300,000	286,668
4.20%, 10/29/25 (a)	400,000	383,932
2.64%, 03/03/26 (a)(b)	500,000	467,155
4.99%, 07/24/26 (a)(b)	400,000	387,816
3.75%, 07/28/26 (a)	400,000	372,872
3.75%, 03/09/27 (a)	250,000	233,123
3.65%, 05/11/27 (a)	250,000	232,640
1.88%, 11/02/27 (a)(b)	600,000	516,990
3.80%, 01/31/28 (a)	550,000	507,232
4.93%, 05/10/28 (a)(b)	300,000	284,790
6.31%, 06/08/29 (a)(b)	500,000	497,000
3.27%, 03/01/30 (a)(b)	450,000	383,895
2.36%, 07/29/32 (a)(b)	375,000	265,380
2.62%, 11/02/32 (a)(b)	200,000	154,076
5.27%, 05/10/33 (a)(b)	450,000	421,564
5.82%, 02/01/34 (a)(b)	350,000	334,964
6.38%, 06/08/34 (a)(b)	350,000	347,753
Capital One NA
2.28%, 01/28/26 (a)(b)	325,000	303,576
Citigroup, Inc.
4.00%, 08/05/24	250,000	245,660
3.88%, 03/26/25	200,000	193,386
3.30%, 04/27/25	565,000	544,151
4.40%, 06/10/25	650,000	632,047
5.50%, 09/13/25	450,000	447,862
3.70%, 01/12/26	600,000	575,556
2.01%, 01/25/26 (a)(b)	500,000	470,330
4.60%, 03/09/26	450,000	435,888
3.29%, 03/17/26 (a)(b)	400,000	383,024
3.11%, 04/08/26 (a)(b)	1,000,000	955,220
3.40%, 05/01/26	500,000	475,710
5.61%, 09/29/26 (a)(b)	700,000	700,105
3.20%, 10/21/26 (a)	850,000	795,948
4.30%, 11/20/26	350,000	335,640
1.12%, 01/28/27 (a)(b)	600,000	535,506
1.46%, 06/09/27 (a)(b)	800,000	710,808
4.45%, 09/29/27	1,050,000	1,003,548
3.89%, 01/10/28 (a)(b)	800,000	758,592
6.63%, 01/15/28	150,000	158,786
3.07%, 02/24/28 (a)(b)	500,000	460,665
4.66%, 05/24/28 (a)(b)	300,000	293,136
3.67%, 07/24/28 (a)(b)	700,000	655,543
4.13%, 07/25/28	650,000	613,502
3.52%, 10/27/28 (a)(b)	850,000	790,559
4.08%, 04/23/29 (a)(b)	550,000	518,265
3.98%, 03/20/30 (a)(b)	750,000	695,452
2.98%, 11/05/30 (a)(b)	600,000	521,280
2.67%, 01/29/31 (a)(b)	750,000	635,107
4.41%, 03/31/31 (a)(b)	1,200,000	1,130,796
2.57%, 06/03/31 (a)(b)	1,100,000	919,160
2.56%, 05/01/32 (a)(b)	750,000	613,087
6.63%, 06/15/32	250,000	264,933
2.52%, 11/03/32 (a)(b)	600,000	484,758
3.06%, 01/25/33 (a)(b)	900,000	751,167
5.88%, 02/22/33	150,000	152,529
3.79%, 03/17/33 (a)(b)	700,000	619,675
4.91%, 05/24/33 (a)(b)	700,000	678,279
6.00%, 10/31/33	200,000	206,244
6.27%, 11/17/33 (a)(b)	700,000	743,533
6.17%, 05/25/34 (a)(b)	750,000	755,317
6.13%, 08/25/36	200,000	204,470
3.88%, 01/24/39 (a)(b)	300,000	252,072
8.13%, 07/15/39	550,000	704,544
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.32%, 03/26/41 (a)(b)	450,000	441,904
5.88%, 01/30/42	250,000	263,270
2.90%, 11/03/42 (a)(b)	250,000	177,788
6.68%, 09/13/43	300,000	324,285
5.30%, 05/06/44	250,000	232,130
4.65%, 07/30/45	200,000	177,890
4.75%, 05/18/46	600,000	514,878
4.28%, 04/24/48 (a)(b)	350,000	302,162
4.65%, 07/23/48 (a)	700,000	635,747
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	226,578
6.06%, 10/24/25 (a)(b)	250,000	238,188
3.75%, 02/18/26 (a)	100,000	91,529
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	400,000	371,184
2.85%, 07/27/26 (a)	250,000	222,590
2.50%, 02/06/30 (a)	200,000	157,672
3.25%, 04/30/30 (a)	300,000	247,656
5.64%, 05/21/37 (a)(b)	100,000	86,494
Comerica Bank
4.00%, 07/27/25	250,000	229,590
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	210,478
Commonwealth Bank of Australia
5.08%, 01/10/25	300,000	298,689
5.32%, 03/13/26	300,000	300,873
Cooperatieve Rabobank UA
3.88%, 08/22/24	250,000	245,353
1.38%, 01/10/25	300,000	282,459
3.38%, 05/21/25	500,000	481,845
4.38%, 08/04/25	500,000	483,065
3.75%, 07/21/26	500,000	467,385
5.25%, 05/24/41	350,000	366,166
5.75%, 12/01/43	300,000	301,656
5.25%, 08/04/45	250,000	234,035
Credit Suisse AG
4.75%, 08/09/24	300,000	293,595
3.63%, 09/09/24	700,000	676,382
7.95%, 01/09/25	350,000	357,308
3.70%, 02/21/25	500,000	478,860
2.95%, 04/09/25	300,000	282,504
1.25%, 08/07/26	500,000	431,000
5.00%, 07/09/27	250,000	241,168
7.50%, 02/15/28	750,000	797,805
Credit Suisse USA, Inc.
7.13%, 07/15/32	300,000	332,814
Deutsche Bank AG
4.50%, 04/01/25	400,000	381,124
3.96%, 11/26/25 (a)(b)	700,000	668,633
4.10%, 01/13/26	300,000	282,491
1.69%, 03/19/26	300,000	270,750
6.12%, 07/14/26 (a)(b)	200,000	198,694
2.13%, 11/24/26 (a)(b)	600,000	533,670
2.31%, 11/16/27 (a)(b)	650,000	559,838
2.55%, 01/07/28 (a)(b)	400,000	347,600
6.72%, 01/18/29 (a)(b)	225,000	226,067
5.88%, 07/08/31 (a)(b)	150,000	132,080
3.55%, 09/18/31 (a)(b)	450,000	374,332
3.73%, 01/14/32 (a)(b)	350,000	264,394
3.04%, 05/28/32 (a)(b)	350,000	277,081
4.88%, 12/01/32 (a)(b)	250,000	211,608
3.74%, 01/07/33 (a)(b)	350,000	256,666
7.08%, 02/10/34 (a)(b)	300,000	276,516
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report39

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Discover Bank
2.45%, 09/12/24 (a)	300,000	284,472
4.65%, 09/13/28 (a)	500,000	464,965
2.70%, 02/06/30 (a)	550,000	443,338
Discover Financial Services
3.95%, 11/06/24 (a)	200,000	193,096
3.75%, 03/04/25 (a)	250,000	239,675
4.50%, 01/30/26 (a)	50,000	47,929
4.10%, 02/09/27 (a)	300,000	279,297
Fifth Third Bancorp
2.38%, 01/28/25 (a)	100,000	93,938
2.55%, 05/05/27 (a)	300,000	266,229
1.71%, 11/01/27 (a)(b)	250,000	213,688
3.95%, 03/14/28 (a)	200,000	183,942
4.34%, 04/25/33 (a)(b)	75,000	66,434
8.25%, 03/01/38	350,000	401,926
Fifth Third Bank NA
3.95%, 07/28/25 (a)	600,000	573,606
5.85%, 10/27/25 (a)(b)	300,000	292,923
3.85%, 03/15/26 (a)	500,000	461,690
2.25%, 02/01/27 (a)	50,000	43,958
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	22,947
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	217,508
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (a)(b)	250,000	235,495
6.13%, 03/09/28	50,000	49,434
Goldman Sachs Capital l
6.35%, 02/15/34	300,000	301,944
Goldman Sachs Group, Inc.
3.85%, 07/08/24 (a)	600,000	588,684
5.70%, 11/01/24	500,000	499,700
3.50%, 01/23/25 (a)	750,000	724,432
3.50%, 04/01/25 (a)	975,000	936,643
3.75%, 05/22/25 (a)	700,000	677,033
3.27%, 09/29/25 (a)(b)	800,000	773,440
4.25%, 10/21/25	400,000	385,900
0.86%, 02/12/26 (a)(b)	150,000	138,350
3.75%, 02/25/26 (a)	475,000	456,366
3.50%, 11/16/26 (a)	800,000	751,408
1.09%, 12/09/26 (a)(b)	725,000	647,932
5.95%, 01/15/27	265,000	268,493
3.85%, 01/26/27 (a)	645,000	614,517
1.43%, 03/09/27 (a)(b)	900,000	805,500
1.54%, 09/10/27 (a)(b)	800,000	703,792
1.95%, 10/21/27 (a)(b)	1,200,000	1,067,652
2.64%, 02/24/28 (a)(b)	850,000	772,573
3.62%, 03/15/28 (a)(b)	500,000	469,380
3.69%, 06/05/28 (a)(b)	800,000	752,256
4.48%, 08/23/28 (a)(b)	500,000	483,970
3.81%, 04/23/29 (a)(b)	675,000	628,236
4.22%, 05/01/29 (a)(b)	1,050,000	992,964
2.60%, 02/07/30 (a)	600,000	513,882
3.80%, 03/15/30 (a)	700,000	647,682
1.99%, 01/27/32 (a)(b)	750,000	591,285
2.62%, 04/22/32 (a)(b)	800,000	656,288
2.38%, 07/21/32 (a)(b)	1,200,000	961,980
2.65%, 10/21/32 (a)(b)	1,025,000	836,554
6.13%, 02/15/33	200,000	215,008
3.10%, 02/24/33 (a)(b)	1,200,000	1,014,336
6.45%, 05/01/36	225,000	235,206
6.75%, 10/01/37	1,500,000	1,614,030
4.02%, 10/31/38 (a)(b)	800,000	678,536
4.41%, 04/23/39 (a)(b)	400,000	351,192
6.25%, 02/01/41	750,000	806,257
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.21%, 04/22/42 (a)(b)	600,000	443,844
2.91%, 07/21/42 (a)(b)	450,000	319,199
3.44%, 02/24/43 (a)(b)	550,000	418,170
4.80%, 07/08/44 (a)	725,000	667,377
5.15%, 05/22/45	650,000	606,651
4.75%, 10/21/45 (a)	500,000	458,320
HSBC Bank USA NA
5.63%, 08/15/35	250,000	242,588
7.00%, 01/15/39	200,000	216,738
HSBC Holdings PLC
4.25%, 08/18/25	550,000	528,539
2.63%, 11/07/25 (a)(b)	500,000	475,780
4.18%, 12/09/25 (a)(b)	400,000	388,892
4.30%, 03/08/26	1,000,000	967,790
3.00%, 03/10/26 (a)(b)	400,000	380,024
1.65%, 04/18/26 (a)(b)	500,000	461,890
3.90%, 05/25/26	700,000	668,052
2.10%, 06/04/26 (a)(b)	650,000	602,413
4.29%, 09/12/26 (a)(b)	950,000	914,964
7.34%, 11/03/26 (a)(b)	500,000	514,980
4.38%, 11/23/26	400,000	378,448
1.59%, 05/24/27 (a)(b)	750,000	662,587
2.25%, 11/22/27 (a)(b)	400,000	355,168
4.04%, 03/13/28 (a)(b)	800,000	751,784
4.76%, 06/09/28 (a)(b)	700,000	673,666
5.21%, 08/11/28 (a)(b)	600,000	586,956
2.01%, 09/22/28 (a)(b)	650,000	557,628
7.39%, 11/03/28 (a)(b)	500,000	528,605
6.16%, 03/09/29 (a)(b)	500,000	504,880
4.58%, 06/19/29 (a)(b)	1,050,000	988,764
2.21%, 08/17/29 (a)(b)	650,000	544,752
4.95%, 03/31/30	700,000	689,976
3.97%, 05/22/30 (a)(b)	900,000	809,361
2.85%, 06/04/31 (a)(b)	250,000	208,460
2.36%, 08/18/31 (a)(b)	500,000	400,695
2.80%, 05/24/32 (a)(b)	850,000	689,180
2.87%, 11/22/32 (a)(b)	600,000	485,124
4.76%, 03/29/33 (a)(b)	400,000	361,432
5.40%, 08/11/33 (a)(b)	700,000	684,383
8.11%, 11/03/33 (a)(b)	400,000	443,768
6.25%, 03/09/34 (a)(b)	600,000	615,222
6.55%, 06/20/34 (a)(b)	500,000	498,365
6.50%, 05/02/36	750,000	766,494
6.50%, 09/15/37	550,000	558,026
6.80%, 06/01/38	500,000	513,662
6.10%, 01/14/42	75,000	79,779
6.33%, 03/09/44 (a)(b)	700,000	727,587
5.25%, 03/14/44	395,000	356,697
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	250,000	239,563
4.00%, 05/15/25 (a)	150,000	144,012
2.55%, 02/04/30 (a)	275,000	220,690
2.49%, 08/15/36 (a)(b)	350,000	251,339
Huntington National Bank
5.70%, 11/18/25 (a)(b)	300,000	291,591
4.55%, 05/17/28 (a)(b)	450,000	421,101
5.65%, 01/10/30 (a)	250,000	240,848
ING Groep N.V.
3.87%, 03/28/26 (a)(b)	400,000	384,428
3.95%, 03/29/27	500,000	475,205
1.73%, 04/01/27 (a)(b)	300,000	267,441
4.02%, 03/28/28 (a)(b)	400,000	375,764
4.55%, 10/02/28	250,000	240,793
4.05%, 04/09/29	255,000	238,196
2.73%, 04/01/32 (a)(b)	250,000	206,468
4.25%, 03/28/33 (a)(b)	400,000	366,100
See financial notes
40Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JPMorgan Chase & Co.
3.88%, 09/10/24	800,000	781,352
3.13%, 01/23/25 (a)	700,000	677,257
3.90%, 07/15/25 (a)	750,000	731,610
7.75%, 07/15/25	100,000	104,478
0.77%, 08/09/25 (a)(b)	250,000	235,438
2.30%, 10/15/25 (a)(b)	550,000	524,639
1.56%, 12/10/25 (a)(b)	100,000	93,700
5.55%, 12/15/25 (a)(b)	500,000	498,195
2.60%, 02/24/26 (a)(b)	500,000	474,650
2.01%, 03/13/26 (a)(b)	650,000	610,889
3.30%, 04/01/26 (a)	725,000	691,084
2.08%, 04/22/26 (a)(b)	1,050,000	983,640
4.08%, 04/26/26 (a)(b)	500,000	486,185
3.20%, 06/15/26 (a)	349,000	332,635
2.95%, 10/01/26 (a)	925,000	869,435
7.63%, 10/15/26	200,000	213,978
1.05%, 11/19/26 (a)(b)	800,000	717,368
4.13%, 12/15/26	400,000	385,424
3.96%, 01/29/27 (a)(b)	650,000	626,340
1.04%, 02/04/27 (a)(b)	650,000	579,455
1.58%, 04/22/27 (a)(b)	1,000,000	898,740
8.00%, 04/29/27	350,000	385,360
1.47%, 09/22/27 (a)(b)	850,000	750,941
4.25%, 10/01/27	493,000	477,880
3.63%, 12/01/27 (a)	300,000	281,796
3.78%, 02/01/28 (a)(b)	800,000	762,784
2.95%, 02/24/28 (a)(b)	500,000	459,690
4.32%, 04/26/28 (a)(b)	500,000	483,030
3.54%, 05/01/28 (a)(b)	900,000	842,931
2.18%, 06/01/28 (a)(b)	500,000	445,325
4.85%, 07/25/28 (a)(b)	1,000,000	987,210
3.51%, 01/23/29 (a)(b)	750,000	695,377
4.01%, 04/23/29 (a)(b)	750,000	707,910
2.07%, 06/01/29 (a)(b)	750,000	644,400
4.20%, 07/23/29 (a)(b)	900,000	856,962
4.45%, 12/05/29 (a)(b)	750,000	720,382
3.70%, 05/06/30 (a)(b)	700,000	643,377
4.57%, 06/14/30 (a)(b)	500,000	480,945
8.75%, 09/01/30	200,000	241,690
2.74%, 10/15/30 (a)(b)	1,000,000	863,160
4.49%, 03/24/31 (a)(b)	1,125,000	1,081,260
2.52%, 04/22/31 (a)(b)	800,000	678,456
2.96%, 05/13/31 (a)(b)	900,000	771,534
1.76%, 11/19/31 (a)(b)	450,000	356,647
1.95%, 02/04/32 (a)(b)	900,000	717,777
2.58%, 04/22/32 (a)(b)	1,100,000	914,012
2.55%, 11/08/32 (a)(b)	750,000	615,412
2.96%, 01/25/33 (a)(b)	800,000	675,944
4.59%, 04/26/33 (a)(b)	500,000	476,930
4.91%, 07/25/33 (a)(b)	1,000,000	978,300
5.72%, 09/14/33 (a)(b)	700,000	710,507
5.35%, 06/01/34 (a)(b)	250,000	252,583
6.40%, 05/15/38	750,000	837,562
3.88%, 07/24/38 (a)(b)	750,000	648,247
5.50%, 10/15/40	350,000	362,166
3.11%, 04/22/41 (a)(b)	450,000	341,654
5.60%, 07/15/41	525,000	546,556
2.53%, 11/19/41 (a)(b)	400,000	275,824
5.40%, 01/06/42	350,000	356,262
3.16%, 04/22/42 (a)(b)	600,000	454,464
5.63%, 08/16/43	400,000	410,524
4.85%, 02/01/44	300,000	285,813
4.95%, 06/01/45	400,000	372,900
4.26%, 02/22/48 (a)(b)	575,000	499,761
4.03%, 07/24/48 (a)(b)	400,000	334,424
3.96%, 11/15/48 (a)(b)	1,000,000	821,640
3.90%, 01/23/49 (a)(b)	550,000	446,479
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.11%, 04/22/51 (a)(b)	600,000	421,350
3.33%, 04/22/52 (a)(b)	1,000,000	730,160
KeyBank NA
3.30%, 06/01/25	450,000	413,869
4.15%, 08/08/25	250,000	230,735
3.40%, 05/20/26	250,000	215,100
5.85%, 11/15/27 (a)	100,000	94,260
4.39%, 12/14/27	250,000	220,473
6.95%, 02/01/28	200,000	187,832
3.90%, 04/13/29	250,000	198,645
4.90%, 08/08/32	250,000	197,735
KeyCorp
4.15%, 10/29/25	100,000	93,058
2.25%, 04/06/27	400,000	333,264
4.10%, 04/30/28	250,000	216,915
2.55%, 10/01/29	250,000	189,398
4.79%, 06/01/33 (a)(b)	350,000	295,554
Lloyds Banking Group PLC
4.50%, 11/04/24	300,000	291,342
4.45%, 05/08/25	400,000	388,156
3.87%, 07/09/25 (a)(b)	400,000	389,712
4.58%, 12/10/25	200,000	191,600
2.44%, 02/05/26 (a)(b)	350,000	329,704
3.51%, 03/18/26 (a)(b)	300,000	285,585
4.65%, 03/24/26	450,000	429,876
4.72%, 08/11/26 (a)(b)	400,000	389,252
3.75%, 01/11/27	600,000	562,746
1.63%, 05/11/27 (a)(b)	300,000	265,635
3.75%, 03/18/28 (a)(b)	400,000	370,240
4.38%, 03/22/28	600,000	569,916
4.55%, 08/16/28	200,000	189,104
3.57%, 11/07/28 (a)(b)	500,000	453,565
5.87%, 03/06/29 (a)(b)	200,000	198,704
4.98%, 08/11/33 (a)(b)	400,000	374,804
7.95%, 11/15/33 (a)(b)	200,000	216,930
5.30%, 12/01/45	250,000	224,323
3.37%, 12/14/46 (a)(b)	250,000	164,995
4.34%, 01/09/48	300,000	227,712
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	175,000	163,753
5.05%, 01/27/34 (a)(b)	250,000	228,610
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	236,380
4.65%, 01/27/26 (a)	350,000	334,502
3.40%, 08/17/27	250,000	214,830
4.70%, 01/27/28 (a)	350,000	330,852
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24	300,000	290,736
2.19%, 02/25/25	850,000	801,677
3.78%, 03/02/25	350,000	339,147
1.41%, 07/17/25	600,000	550,404
4.79%, 07/18/25 (a)(b)	500,000	492,910
0.95%, 07/19/25 (a)(b)	700,000	661,500
5.06%, 09/12/25 (a)(b)	600,000	592,722
0.96%, 10/11/25 (a)(b)	400,000	373,444
5.72%, 02/20/26 (a)(b)	400,000	398,140
3.85%, 03/01/26	750,000	719,107
2.76%, 09/13/26	200,000	183,658
3.68%, 02/22/27	300,000	288,708
1.54%, 07/20/27 (a)(b)	500,000	441,395
3.29%, 07/25/27	350,000	325,024
2.34%, 01/19/28 (a)(b)	500,000	447,685
3.96%, 03/02/28	350,000	333,176
5.02%, 07/20/28 (a)(b)	400,000	392,288
5.35%, 09/13/28 (a)(b)	500,000	496,690
3.74%, 03/07/29	550,000	509,855
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report41

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 07/18/29	750,000	663,735
2.56%, 02/25/30	400,000	339,696
2.05%, 07/17/30	550,000	446,440
2.31%, 07/20/32 (a)(b)	900,000	717,669
2.49%, 10/13/32 (a)(b)	350,000	281,855
2.85%, 01/19/33 (a)(b)	400,000	330,444
4.32%, 04/19/33 (a)(b)	200,000	185,316
5.13%, 07/20/33 (a)(b)	400,000	392,544
5.44%, 02/22/34 (a)(b)	200,000	199,562
4.29%, 07/26/38	150,000	135,192
4.15%, 03/07/39	150,000	134,222
3.75%, 07/18/39	500,000	424,200
Mizuho Financial Group, Inc.
2.84%, 07/16/25 (a)(b)	25,000	24,087
2.56%, 09/13/25 (a)(b)	250,000	238,783
2.23%, 05/25/26 (a)(b)	400,000	371,340
2.84%, 09/13/26	350,000	320,877
3.66%, 02/28/27	300,000	282,801
1.23%, 05/22/27 (a)(b)	250,000	219,573
1.55%, 07/09/27 (a)(b)	250,000	220,550
3.17%, 09/11/27	500,000	457,495
4.02%, 03/05/28	600,000	565,296
5.67%, 05/27/29 (a)(b)	200,000	199,708
4.25%, 09/11/29 (a)(b)	550,000	515,465
3.15%, 07/16/30 (a)(b)	250,000	216,083
2.87%, 09/13/30 (a)(b)	200,000	169,688
2.59%, 05/25/31 (a)(b)	250,000	207,175
2.20%, 07/10/31 (a)(b)	250,000	200,003
1.98%, 09/08/31 (a)(b)	400,000	315,660
2.56%, 09/13/31	225,000	177,280
2.26%, 07/09/32 (a)(b)	250,000	195,098
5.67%, 09/13/33 (a)(b)	200,000	201,732
5.75%, 05/27/34 (a)(b)	200,000	201,326
Morgan Stanley
3.70%, 10/23/24	850,000	829,974
2.72%, 07/22/25 (a)(b)	490,000	472,644
4.00%, 07/23/25	800,000	776,992
0.86%, 10/21/25 (a)(b)	300,000	279,588
1.16%, 10/21/25 (a)(b)	500,000	467,535
5.00%, 11/24/25	600,000	590,556
3.88%, 01/27/26	850,000	820,539
2.63%, 02/18/26 (a)(b)	500,000	474,745
2.19%, 04/28/26 (a)(b)	750,000	704,467
4.68%, 07/17/26 (a)(b)	625,000	613,419
3.13%, 07/27/26	950,000	890,967
6.25%, 08/09/26	200,000	204,572
4.35%, 09/08/26	650,000	627,978
6.14%, 10/16/26 (a)(b)	300,000	303,606
0.99%, 12/10/26 (a)(b)	700,000	625,170
3.63%, 01/20/27	900,000	855,477
5.05%, 01/28/27 (a)(b)	400,000	396,752
3.95%, 04/23/27	650,000	616,382
1.59%, 05/04/27 (a)(b)	750,000	671,632
1.51%, 07/20/27 (a)(b)	750,000	664,860
2.48%, 01/21/28 (a)(b)	750,000	678,165
4.21%, 04/20/28 (a)(b)	750,000	720,832
3.59%, 07/22/28 (a)(b)	900,000	832,050
6.30%, 10/18/28 (a)(b)	500,000	515,440
3.77%, 01/24/29 (a)(b)	850,000	795,149
5.12%, 02/01/29 (a)(b)	500,000	493,660
5.16%, 04/20/29 (a)(b)	800,000	791,504
4.43%, 01/23/30 (a)(b)	950,000	905,103
2.70%, 01/22/31 (a)(b)	1,000,000	852,970
3.62%, 04/01/31 (a)(b)	900,000	813,393
1.79%, 02/13/32 (a)(b)	750,000	583,042
7.25%, 04/01/32	300,000	341,367
1.93%, 04/28/32 (a)(b)	850,000	663,799
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.24%, 07/21/32 (a)(b)	1,100,000	875,501
2.51%, 10/20/32 (a)(b)	750,000	605,970
2.94%, 01/21/33 (a)(b)	750,000	624,660
4.89%, 07/20/33 (a)(b)	500,000	481,900
6.34%, 10/18/33 (a)(b)	800,000	852,768
5.25%, 04/21/34 (a)(b)	900,000	888,723
2.48%, 09/16/36 (a)(b)	900,000	681,453
5.30%, 04/20/37 (a)(b)	400,000	378,460
5.95%, 01/19/38 (a)(b)	400,000	394,832
3.97%, 07/22/38 (a)(b)	675,000	574,398
4.46%, 04/22/39 (a)(b)	325,000	290,680
3.22%, 04/22/42 (a)(b)	600,000	456,960
6.38%, 07/24/42	600,000	670,356
4.30%, 01/27/45	550,000	482,097
4.38%, 01/22/47	600,000	537,576
5.60%, 03/24/51 (a)(b)	700,000	731,997
2.80%, 01/25/52 (a)(b)	600,000	394,968
National Australia Bank Ltd.
5.13%, 11/22/24	250,000	248,993
3.50%, 06/09/25	250,000	241,710
3.38%, 01/14/26	600,000	574,872
2.50%, 07/12/26	450,000	416,380
3.91%, 06/09/27	500,000	480,100
4.90%, 06/13/28	500,000	495,390
Natwest Group PLC
4.80%, 04/05/26	600,000	582,990
7.47%, 11/10/26 (a)(b)	200,000	204,764
5.85%, 03/02/27 (a)(b)	300,000	296,901
1.64%, 06/14/27 (a)(b)	350,000	308,305
3.07%, 05/22/28 (a)(b)	300,000	270,198
5.52%, 09/30/28 (a)(b)	300,000	294,546
4.89%, 05/18/29 (a)(b)	550,000	524,056
3.75%, 11/01/29 (a)(b)	200,000	187,834
5.08%, 01/27/30 (a)(b)	550,000	527,235
4.45%, 05/08/30 (a)(b)	300,000	276,246
6.02%, 03/02/34 (a)(b)	200,000	201,716
3.03%, 11/28/35 (a)(b)	250,000	191,700
Northern Trust Corp.
3.95%, 10/30/25	350,000	337,544
4.00%, 05/10/27 (a)	150,000	145,232
3.65%, 08/03/28 (a)	250,000	237,218
3.15%, 05/03/29 (a)	150,000	136,698
1.95%, 05/01/30 (a)	325,000	267,985
3.38%, 05/08/32 (a)(b)	300,000	269,430
PNC Bank NA
2.50%, 08/27/24 (a)	250,000	239,748
3.30%, 10/30/24 (a)	300,000	289,866
3.88%, 04/10/25 (a)	250,000	239,415
3.25%, 06/01/25 (a)	500,000	477,620
3.10%, 10/25/27 (a)	300,000	275,055
3.25%, 01/22/28 (a)	400,000	368,668
4.05%, 07/26/28	550,000	507,804
2.70%, 10/22/29	425,000	357,225
PNC Financial Services Group, Inc.
2.20%, 11/01/24 (a)	200,000	190,874
5.81%, 06/12/26 (a)(b)	300,000	298,464
2.60%, 07/23/26 (a)	300,000	277,467
1.15%, 08/13/26 (a)	200,000	175,628
4.76%, 01/26/27 (a)(b)	400,000	391,388
3.15%, 05/19/27 (a)	200,000	186,002
3.45%, 04/23/29 (a)	500,000	452,200
5.58%, 06/12/29 (a)(b)	550,000	547,811
2.55%, 01/22/30 (a)	600,000	507,390
2.31%, 04/23/32 (a)(b)	300,000	243,963
6.04%, 10/28/33 (a)(b)	350,000	359,821
5.07%, 01/24/34 (a)(b)	400,000	383,876
See financial notes
42Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regions Bank
6.45%, 06/26/37	250,000	247,810
Regions Financial Corp.
2.25%, 05/18/25 (a)	150,000	139,154
1.80%, 08/12/28 (a)	250,000	204,393
Royal Bank of Canada
2.55%, 07/16/24	400,000	387,664
3.97%, 07/26/24	500,000	490,895
0.75%, 10/07/24	200,000	187,840
2.25%, 11/01/24	750,000	716,257
1.60%, 01/21/25	225,000	211,961
3.38%, 04/14/25	400,000	385,524
4.95%, 04/25/25	450,000	444,672
1.15%, 06/10/25	400,000	369,184
4.88%, 01/12/26	400,000	395,560
0.88%, 01/20/26	650,000	582,081
4.65%, 01/27/26	450,000	438,403
1.20%, 04/27/26	350,000	312,389
1.15%, 07/14/26	300,000	266,034
1.40%, 11/02/26	200,000	176,494
3.63%, 05/04/27	400,000	378,740
4.24%, 08/03/27	550,000	531,712
6.00%, 11/01/27	500,000	513,475
2.30%, 11/03/31	300,000	243,654
3.88%, 05/04/32	350,000	321,178
5.00%, 02/01/33	500,000	490,355
Santander Holdings USA, Inc.
3.45%, 06/02/25 (a)	250,000	235,923
4.50%, 07/17/25 (a)	500,000	486,475
5.81%, 09/09/26 (a)(b)	100,000	98,705
3.24%, 10/05/26 (a)(c)	350,000	315,501
4.40%, 07/13/27 (a)	550,000	518,831
2.49%, 01/06/28 (a)(b)	50,000	43,292
6.57%, 06/12/29 (a)(b)	100,000	98,277
Santander UK Group Holdings PLC
1.53%, 08/21/26 (a)(b)	400,000	356,436
1.67%, 06/14/27 (a)(b)	200,000	173,308
2.47%, 01/11/28 (a)(b)	500,000	437,220
3.82%, 11/03/28 (a)(b)	425,000	382,755
2.90%, 03/15/32 (a)(b)	200,000	162,282
State Street Corp.
3.30%, 12/16/24	400,000	387,012
3.55%, 08/18/25	571,000	552,705
2.35%, 11/01/25 (a)(b)	450,000	429,574
2.90%, 03/30/26 (a)(b)	100,000	95,611
2.65%, 05/19/26	250,000	234,653
1.68%, 11/18/27 (a)(b)	250,000	223,495
2.20%, 02/07/28 (a)(b)	75,000	67,762
4.14%, 12/03/29 (a)(b)	300,000	285,462
2.40%, 01/24/30	250,000	216,253
2.20%, 03/03/31	200,000	163,014
3.15%, 03/30/31 (a)(b)	200,000	176,512
2.62%, 02/07/33 (a)(b)	150,000	125,996
4.42%, 05/13/33 (a)(b)	200,000	191,360
4.16%, 08/04/33 (a)(b)	350,000	325,941
4.82%, 01/26/34 (a)(b)	200,000	194,692
3.03%, 11/01/34 (a)(b)	100,000	85,245
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250,000	239,048
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24	575,000	556,519
2.45%, 09/27/24	350,000	335,500
2.35%, 01/15/25	250,000	237,110
1.47%, 07/08/25	750,000	689,992
5.46%, 01/13/26	400,000	399,232
3.78%, 03/09/26	550,000	525,877
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 07/14/26	700,000	644,441
1.40%, 09/17/26	500,000	439,970
3.01%, 10/19/26	400,000	370,500
3.45%, 01/11/27	300,000	281,820
2.17%, 01/14/27	300,000	268,539
3.36%, 07/12/27	600,000	561,348
5.52%, 01/13/28	500,000	502,620
3.54%, 01/17/28	400,000	369,512
3.94%, 07/19/28	150,000	140,517
1.90%, 09/17/28	700,000	589,092
4.31%, 10/16/28	250,000	237,110
3.04%, 07/16/29	750,000	656,092
3.20%, 09/17/29	50,000	43,846
2.72%, 09/27/29	200,000	171,002
5.71%, 01/13/30	300,000	304,248
2.75%, 01/15/30	450,000	388,332
2.13%, 07/08/30	450,000	366,673
2.14%, 09/23/30	350,000	279,353
2.22%, 09/17/31	350,000	279,759
5.77%, 01/13/33	500,000	515,035
2.93%, 09/17/41	250,000	177,650
3.05%, 01/14/42	50,000	37,307
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	239,303
Synchrony Financial
4.25%, 08/15/24 (a)	350,000	338,282
4.50%, 07/23/25 (a)	300,000	283,878
3.70%, 08/04/26 (a)	450,000	404,397
3.95%, 12/01/27 (a)	550,000	480,804
5.15%, 03/19/29 (a)	225,000	204,804
2.88%, 10/28/31 (a)	150,000	108,941
Synovus Financial Corp.
5.20%, 08/11/25 (a)	50,000	47,805
Toronto-Dominion Bank
0.70%, 09/10/24	300,000	282,879
4.29%, 09/13/24	300,000	294,783
1.45%, 01/10/25	200,000	188,284
3.77%, 06/06/25	500,000	485,150
1.15%, 06/12/25	300,000	276,585
0.75%, 09/11/25	200,000	181,050
0.75%, 01/06/26	375,000	334,961
5.10%, 01/09/26	200,000	199,432
1.20%, 06/03/26	300,000	266,841
1.25%, 09/10/26	400,000	353,980
1.95%, 01/12/27	250,000	225,190
2.80%, 03/10/27	350,000	320,698
4.11%, 06/08/27	500,000	478,830
4.69%, 09/15/27	500,000	489,755
5.16%, 01/10/28	400,000	397,476
2.00%, 09/10/31	200,000	158,936
3.63%, 09/15/31 (a)(b)	500,000	461,320
3.20%, 03/10/32	450,000	389,398
4.46%, 06/08/32	600,000	570,276
Truist Bank
1.50%, 03/10/25 (a)	400,000	369,544
3.63%, 09/16/25 (a)	250,000	234,125
4.05%, 11/03/25 (a)	350,000	335,762
3.30%, 05/15/26 (a)	250,000	229,400
3.80%, 10/30/26 (a)	250,000	228,348
2.25%, 03/11/30 (a)	600,000	478,482
Truist Financial Corp.
2.50%, 08/01/24 (a)	160,000	154,410
2.85%, 10/26/24 (a)	100,000	96,010
4.00%, 05/01/25 (a)	300,000	290,637
3.70%, 06/05/25 (a)	230,000	220,726
1.20%, 08/05/25 (a)	400,000	363,248
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report43

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.26%, 07/28/26 (a)(b)	400,000	384,620
1.27%, 03/02/27 (a)(b)	300,000	265,086
6.05%, 06/08/27 (a)(b)	500,000	500,360
1.13%, 08/03/27 (a)	700,000	591,129
4.12%, 06/06/28 (a)(b)	300,000	283,407
4.87%, 01/26/29 (a)(b)	400,000	384,576
3.88%, 03/19/29 (a)	200,000	179,436
1.89%, 06/07/29 (a)(b)	350,000	291,400
1.95%, 06/05/30 (a)	200,000	159,276
4.92%, 07/28/33 (a)(b)	300,000	274,341
5.12%, 01/26/34 (a)(b)	400,000	379,444
5.87%, 06/08/34 (a)(b)	500,000	500,433
UBS Group AG
3.75%, 03/26/25	750,000	718,305
4.55%, 04/17/26	525,000	505,081
4.88%, 05/15/45	500,000	433,430
US Bancorp
2.40%, 07/30/24 (a)	400,000	386,128
3.60%, 09/11/24 (a)	300,000	291,519
1.45%, 05/12/25 (a)	500,000	467,820
3.95%, 11/17/25 (a)	300,000	288,825
3.10%, 04/27/26 (a)	100,000	93,423
2.38%, 07/22/26 (a)	400,000	366,332
5.73%, 10/21/26 (a)(b)	400,000	401,484
3.15%, 04/27/27 (a)	400,000	370,940
2.22%, 01/27/28 (a)(b)	275,000	244,659
3.90%, 04/26/28 (a)	450,000	425,475
4.55%, 07/22/28 (a)(b)	600,000	574,950
5.78%, 06/12/29 (a)(b)	500,000	500,090
3.00%, 07/30/29 (a)	25,000	21,230
1.38%, 07/22/30 (a)	550,000	421,646
2.68%, 01/27/33 (a)(b)	250,000	200,935
4.97%, 07/22/33 (a)(b)	475,000	431,727
5.85%, 10/21/33 (a)(b)	400,000	402,396
4.84%, 02/01/34 (a)(b)	500,000	468,775
5.84%, 06/12/34 (a)(b)	500,000	503,847
2.49%, 11/03/36 (a)(b)	400,000	293,312
US Bank NA
2.05%, 01/21/25 (a)	300,000	283,050
2.80%, 01/27/25 (a)	250,000	238,673
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	150,000	119,802
Wachovia Corp.
7.57%, 08/01/26 (d)	200,000	209,328
5.50%, 08/01/35	200,000	196,738
Webster Financial Corp.
4.10%, 03/25/29 (a)	150,000	129,995
Wells Fargo & Co.
3.30%, 09/09/24	300,000	292,308
3.00%, 02/19/25	700,000	672,616
3.55%, 09/29/25	750,000	719,940
2.41%, 10/30/25 (a)(b)	900,000	857,907
2.16%, 02/11/26 (a)(b)	900,000	848,070
3.00%, 04/22/26	1,050,000	988,869
3.91%, 04/25/26 (a)(b)	800,000	773,536
2.19%, 04/30/26 (a)(b)	850,000	797,257
4.10%, 06/03/26	600,000	576,216
4.54%, 08/15/26 (a)(b)	300,000	293,358
3.00%, 10/23/26	1,000,000	929,490
3.20%, 06/17/27 (a)(b)	750,000	704,767
4.30%, 07/22/27	800,000	768,240
3.53%, 03/24/28 (a)(b)	1,075,000	1,005,533
3.58%, 05/22/28 (a)(b)	950,000	886,103
2.39%, 06/02/28 (a)(b)	750,000	669,817
4.81%, 07/25/28 (a)(b)	875,000	856,389
4.15%, 01/24/29 (a)	750,000	711,067
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.95%, 11/15/29	100,000	110,620
2.88%, 10/30/30 (a)(b)	1,025,000	887,025
2.57%, 02/11/31 (a)(b)	900,000	763,398
4.48%, 04/04/31 (a)(b)	700,000	666,631
3.35%, 03/02/33 (a)(b)	1,200,000	1,028,940
4.90%, 07/25/33 (a)(b)	1,000,000	959,570
5.39%, 04/24/34 (a)(b)	1,000,000	994,640
5.38%, 02/07/35	125,000	124,773
5.95%, 12/15/36	150,000	148,347
3.07%, 04/30/41 (a)(b)	1,000,000	735,160
5.38%, 11/02/43	500,000	470,910
5.61%, 01/15/44	700,000	673,960
4.65%, 11/04/44	550,000	470,591
3.90%, 05/01/45	600,000	484,542
4.90%, 11/17/45	400,000	352,136
4.40%, 06/14/46	550,000	449,773
4.75%, 12/07/46	600,000	512,004
5.01%, 04/04/51 (a)(b)	1,600,000	1,492,000
4.61%, 04/25/53 (a)(b)	900,000	790,533
Wells Fargo Bank NA
5.95%, 08/26/36	275,000	278,237
5.85%, 02/01/37	350,000	355,901
6.60%, 01/15/38	200,000	217,708
Westpac Banking Corp.
5.35%, 10/18/24	350,000	349,598
1.02%, 11/18/24	300,000	282,498
2.35%, 02/19/25	400,000	381,288
2.85%, 05/13/26	500,000	470,935
1.15%, 06/03/26	400,000	356,528
2.70%, 08/19/26	550,000	511,197
3.35%, 03/08/27	400,000	377,568
5.46%, 11/18/27	350,000	355,779
3.40%, 01/25/28	300,000	281,952
1.95%, 11/20/28	150,000	128,739
2.65%, 01/16/30	250,000	220,998
2.89%, 02/04/30 (a)(b)	400,000	373,956
2.15%, 06/03/31	375,000	315,289
4.32%, 11/23/31 (a)(b)	550,000	510,405
5.41%, 08/10/33 (a)(b)	250,000	236,723
4.11%, 07/24/34 (a)(b)	400,000	349,620
2.67%, 11/15/35 (a)(b)	325,000	249,542
3.02%, 11/18/36 (a)(b)	250,000	191,695
4.42%, 07/24/39	300,000	248,277
2.96%, 11/16/40	400,000	269,260
3.13%, 11/18/41	300,000	203,862
Wintrust Financial Corp.
4.85%, 06/06/29	100,000	89,822
Zions Bancorp NA
3.25%, 10/29/29 (a)	300,000	221,187
		398,088,592
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	275,000	232,878
Ameriprise Financial, Inc.
3.70%, 10/15/24	275,000	268,370
3.00%, 04/02/25 (a)	150,000	143,046
2.88%, 09/15/26 (a)	150,000	140,034
BGC Partners, Inc.
3.75%, 10/01/24 (a)	50,000	47,302
8.00%, 05/25/28 (a)(c)	125,000	120,976
BlackRock, Inc.
3.20%, 03/15/27	225,000	213,442
3.25%, 04/30/29 (a)	400,000	372,176
2.40%, 04/30/30 (a)	300,000	260,286
1.90%, 01/28/31 (a)	550,000	451,539
See financial notes
44Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brookfield Corp.
4.00%, 01/15/25 (a)	150,000	145,791
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	200,000	156,058
Brookfield Finance LLC
3.45%, 04/15/50 (a)	200,000	133,428
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	300,000	278,472
4.85%, 03/29/29 (a)	350,000	336,626
4.35%, 04/15/30 (a)	250,000	231,852
2.72%, 04/15/31 (a)	50,000	40,999
4.70%, 09/20/47 (a)	300,000	253,413
3.50%, 03/30/51 (a)	200,000	133,882
3.63%, 02/15/52 (a)	175,000	119,053
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	250,000	237,717
1.63%, 12/15/30 (a)	100,000	79,114
3.00%, 03/16/32 (a)	100,000	85,915
CI Financial Corp.
3.20%, 12/17/30 (a)	350,000	262,920
4.10%, 06/15/51 (a)	275,000	167,910
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	192,872
3.75%, 06/15/28 (a)	200,000	191,518
2.65%, 03/15/32 (a)	225,000	191,738
5.30%, 09/15/43 (a)	200,000	208,168
4.15%, 06/15/48 (a)	250,000	227,440
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	100,000	94,713
4.50%, 06/20/28 (a)	150,000	144,671
Eaton Vance Corp.
3.50%, 04/06/27 (a)	123,000	114,759
Franklin Resources, Inc.
2.85%, 03/30/25	125,000	119,070
1.60%, 10/30/30 (a)	250,000	197,095
2.95%, 08/12/51 (a)	100,000	64,059
Intercontinental Exchange, Inc.
3.65%, 05/23/25	200,000	196,138
3.75%, 12/01/25 (a)	350,000	339,867
3.10%, 09/15/27 (a)	200,000	187,252
4.00%, 09/15/27 (a)	450,000	438,948
3.75%, 09/21/28 (a)	200,000	190,396
4.35%, 06/15/29 (a)	300,000	294,018
2.10%, 06/15/30 (a)	450,000	376,645
1.85%, 09/15/32 (a)	500,000	385,520
4.60%, 03/15/33 (a)	425,000	412,161
2.65%, 09/15/40 (a)	350,000	249,889
4.25%, 09/21/48 (a)	275,000	239,965
3.00%, 06/15/50 (a)	375,000	261,176
4.95%, 06/15/52 (a)	400,000	382,768
3.00%, 09/15/60 (a)	450,000	295,393
5.20%, 06/15/62 (a)	300,000	298,824
Invesco Finance PLC
3.75%, 01/15/26	275,000	265,589
5.38%, 11/30/43	100,000	97,879
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	150,000	147,570
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	196,158
4.15%, 01/23/30	400,000	360,972
2.63%, 10/15/31 (a)	300,000	233,670
2.75%, 10/15/32 (a)	150,000	116,054
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jefferies Group LLC
6.45%, 06/08/27	100,000	103,536
6.25%, 01/15/36	150,000	153,653
6.50%, 01/20/43	75,000	76,485
Lazard Group LLC
3.75%, 02/13/25	50,000	48,189
3.63%, 03/01/27 (a)	100,000	93,213
4.50%, 09/19/28 (a)	200,000	189,778
4.38%, 03/11/29 (a)	250,000	232,922
Legg Mason, Inc.
4.75%, 03/15/26	150,000	148,005
5.63%, 01/15/44	176,000	173,036
Nasdaq, Inc.
5.65%, 06/28/25	125,000	125,341
3.85%, 06/30/26 (a)	150,000	144,515
5.35%, 06/28/28 (a)	250,000	250,532
1.65%, 01/15/31 (a)	200,000	155,380
5.55%, 02/15/34 (a)	350,000	351,596
2.50%, 12/21/40 (a)	250,000	167,848
3.25%, 04/28/50 (a)	175,000	118,771
3.95%, 03/07/52 (a)	100,000	77,023
5.95%, 08/15/53 (a)	200,000	204,922
6.10%, 06/28/63 (a)	200,000	204,906
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	473,040
1.85%, 07/16/25	500,000	457,880
1.65%, 07/14/26	600,000	528,150
2.33%, 01/22/27	400,000	354,208
2.17%, 07/14/28	400,000	337,692
3.10%, 01/16/30	500,000	427,435
2.68%, 07/16/30	350,000	286,555
2.61%, 07/14/31	800,000	635,880
3.00%, 01/22/32	200,000	162,208
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	200,000	195,252
4.95%, 07/15/46	200,000	181,054
3.75%, 04/01/51 (a)	200,000	152,094
Stifel Financial Corp.
4.25%, 07/18/24	100,000	97,921
4.00%, 05/15/30 (a)	200,000	172,208
The Charles Schwab Corp.
3.00%, 03/10/25 (a)(e)	75,000	71,687
4.20%, 03/24/25 (a)(e)	150,000	146,535
3.63%, 04/01/25 (a)(e)	100,000	96,218
3.85%, 05/21/25 (a)(e)	200,000	193,088
3.45%, 02/13/26 (a)(e)	75,000	71,027
0.90%, 03/11/26 (a)(e)	325,000	287,277
1.15%, 05/13/26 (a)(e)	250,000	221,357
3.20%, 03/02/27 (a)(e)	175,000	162,188
2.45%, 03/03/27 (a)(e)	400,000	359,692
3.30%, 04/01/27 (a)(e)	175,000	162,374
3.20%, 01/25/28 (a)(e)	175,000	160,113
2.00%, 03/20/28 (a)(e)	325,000	281,323
4.00%, 02/01/29 (a)(e)	150,000	141,092
5.64%, 05/19/29 (a)(b)(e)	300,000	302,163
3.25%, 05/22/29 (a)(e)	150,000	132,593
2.75%, 10/01/29 (a)(e)	125,000	106,593
4.63%, 03/22/30 (a)(e)	125,000	122,788
1.65%, 03/11/31 (a)(e)	200,000	153,958
2.30%, 05/13/31 (a)(e)	200,000	159,534
1.95%, 12/01/31 (a)(e)	225,000	171,592
2.90%, 03/03/32 (a)(e)	250,000	207,162
5.85%, 05/19/34 (a)(b)(e)	325,000	330,145
		24,147,881
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report45

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (a)	150,000	144,197
1.65%, 10/29/24 (a)	850,000	798,949
1.75%, 10/29/24 (a)	350,000	328,933
3.50%, 01/15/25 (a)	300,000	288,909
6.50%, 07/15/25 (a)	300,000	301,806
4.45%, 10/01/25 (a)	250,000	240,755
1.75%, 01/30/26 (a)	300,000	269,598
4.45%, 04/03/26 (a)	250,000	239,287
2.45%, 10/29/26 (a)	1,000,000	894,430
3.65%, 07/21/27 (a)	250,000	229,795
4.63%, 10/15/27 (a)	200,000	190,310
3.88%, 01/23/28 (a)	200,000	184,350
3.00%, 10/29/28 (a)	1,000,000	868,280
3.30%, 01/30/32 (a)	1,150,000	940,665
3.40%, 10/29/33 (a)	400,000	322,596
3.85%, 10/29/41 (a)	450,000	342,774
Air Lease Corp.
4.25%, 09/15/24 (a)	200,000	195,522
2.30%, 02/01/25 (a)	250,000	235,525
3.25%, 03/01/25 (a)	200,000	191,050
3.38%, 07/01/25 (a)	100,000	94,724
2.88%, 01/15/26 (a)	325,000	301,125
3.75%, 06/01/26 (a)	250,000	236,587
1.88%, 08/15/26 (a)	200,000	177,932
2.20%, 01/15/27 (a)	250,000	221,952
3.63%, 04/01/27 (a)	150,000	138,765
3.63%, 12/01/27 (a)	349,000	319,251
2.10%, 09/01/28 (a)	200,000	166,566
4.63%, 10/01/28 (a)	200,000	188,166
3.25%, 10/01/29 (a)	300,000	260,727
3.00%, 02/01/30 (a)	400,000	335,356
3.13%, 12/01/30 (a)	100,000	83,459
2.88%, 01/15/32 (a)	250,000	201,205
Aircastle Ltd.
4.25%, 06/15/26 (a)	250,000	235,842
Ares Capital Corp.
4.25%, 03/01/25 (a)	100,000	95,542
3.25%, 07/15/25 (a)	250,000	231,350
3.88%, 01/15/26 (a)	300,000	278,565
2.15%, 07/15/26 (a)	300,000	260,877
2.88%, 06/15/27 (a)	150,000	130,295
2.88%, 06/15/28 (a)	350,000	289,775
3.20%, 11/15/31 (a)	350,000	268,488
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	200,000	177,974
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	200,000	179,842
Blackstone Private Credit Fund
2.35%, 11/22/24	150,000	140,462
2.70%, 01/15/25 (a)	200,000	187,132
4.70%, 03/24/25	200,000	192,868
2.63%, 12/15/26 (a)	300,000	256,644
3.25%, 03/15/27 (a)	400,000	345,888
4.00%, 01/15/29 (a)	250,000	213,210
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	300,000	276,036
2.75%, 09/16/26 (a)	200,000	174,982
2.13%, 02/15/27 (a)	250,000	211,735
2.85%, 09/30/28 (a)	150,000	123,206
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	97,124
1.65%, 10/12/24	100,000	93,039
4.13%, 02/01/25 (a)(f)	250,000	237,847
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 01/15/26 (a)	350,000	318,587
2.63%, 01/15/27 (a)	100,000	85,563
3.25%, 07/15/27 (a)	125,000	107,598
3.13%, 10/12/28 (a)	250,000	203,803
GATX Corp.
3.85%, 03/30/27 (a)	300,000	282,441
3.50%, 03/15/28 (a)	125,000	114,385
4.55%, 11/07/28 (a)	250,000	239,162
4.70%, 04/01/29 (a)	255,000	244,629
4.00%, 06/30/30 (a)	50,000	45,754
5.20%, 03/15/44 (a)	200,000	179,096
3.10%, 06/01/51 (a)	150,000	95,303
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	150,000	143,435
2.88%, 01/15/26 (a)	100,000	92,038
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	173,714
2.05%, 02/15/27 (a)	100,000	84,212
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	250,000	217,025
Main Street Capital Corp.
3.00%, 07/14/26 (a)	150,000	132,171
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	150,000	141,305
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	94,860
2.70%, 01/15/27 (a)	150,000	129,614
Owl Rock Capital Corp.
4.00%, 03/30/25 (a)	250,000	235,307
4.25%, 01/15/26 (a)	200,000	185,402
3.40%, 07/15/26 (a)	450,000	399,690
2.63%, 01/15/27 (a)	150,000	127,514
Owl Rock Capital Corp. III
3.13%, 04/13/27 (a)	100,000	84,822
Owl Rock Core Income Corp.
5.50%, 03/21/25	200,000	193,120
3.13%, 09/23/26 (a)	150,000	130,154
4.70%, 02/08/27 (a)	200,000	182,294
7.75%, 09/16/27 (a)(c)	75,000	74,387
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	83,172
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	133,118
3.36%, 11/15/26 (a)	150,000	126,449
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	200,000	175,620
		19,888,013
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	125,000	108,004
ORIX Corp.
3.25%, 12/04/24	250,000	240,375
3.70%, 07/18/27	143,000	134,982
2.25%, 03/09/31	190,000	156,693
5.20%, 09/13/32	200,000	202,746
		842,800
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	200,000	239,334
Aegon N.V.
5.50%, 04/11/48 (a)(b)	250,000	238,717
See financial notes
46Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aetna, Inc.
3.50%, 11/15/24 (a)	300,000	291,453
6.63%, 06/15/36	200,000	220,640
6.75%, 12/15/37	150,000	166,021
4.50%, 05/15/42 (a)	200,000	172,244
4.13%, 11/15/42 (a)	150,000	124,224
4.75%, 03/15/44 (a)	100,000	89,007
3.88%, 08/15/47 (a)	150,000	117,264
Aflac, Inc.
1.13%, 03/15/26 (a)	150,000	134,528
3.60%, 04/01/30 (a)	250,000	230,425
4.00%, 10/15/46 (a)	150,000	120,276
4.75%, 01/15/49 (a)	150,000	140,763
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	186,014
3.25%, 08/15/51 (a)	200,000	144,100
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	200,000	191,382
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	134,550
3.28%, 12/15/26 (a)	150,000	141,641
1.45%, 12/15/30 (a)	200,000	155,672
5.35%, 06/01/33	104,000	104,413
5.55%, 05/09/35	200,000	203,786
5.95%, 04/01/36	200,000	211,852
4.50%, 06/15/43	100,000	86,463
4.20%, 12/15/46 (a)	276,000	226,671
3.85%, 08/10/49 (a)	150,000	117,048
6.50%, 05/15/57 (a)(b)	100,000	97,649
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	125,000	120,840
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	97,941
4.50%, 06/15/47 (a)	200,000	163,988
American International Group, Inc.
2.50%, 06/30/25 (a)	333,000	314,156
3.90%, 04/01/26 (a)	150,000	144,237
4.20%, 04/01/28 (a)	200,000	192,710
3.40%, 06/30/30 (a)	100,000	88,719
5.13%, 03/27/33 (a)	200,000	195,500
3.88%, 01/15/35 (a)	75,000	64,820
6.25%, 05/01/36	150,000	156,403
4.50%, 07/16/44 (a)	200,000	172,872
4.80%, 07/10/45 (a)	275,000	246,207
4.75%, 04/01/48 (a)	250,000	224,682
5.75%, 04/01/48 (a)(b)	210,000	203,822
4.38%, 06/30/50 (a)	350,000	296,331
Anthem, Inc.
3.50%, 08/15/24 (a)	250,000	243,750
3.35%, 12/01/24 (a)	300,000	290,400
2.38%, 01/15/25 (a)	300,000	285,420
3.65%, 12/01/27 (a)	500,000	472,990
4.10%, 03/01/28 (a)	350,000	336,472
2.88%, 09/15/29 (a)	210,000	185,422
2.25%, 05/15/30 (a)	350,000	293,720
2.55%, 03/15/31 (a)	200,000	168,440
5.95%, 12/15/34	100,000	104,586
5.85%, 01/15/36	100,000	102,575
6.38%, 06/15/37	50,000	54,104
4.63%, 05/15/42	200,000	180,656
4.65%, 01/15/43	300,000	274,794
5.10%, 01/15/44	200,000	189,870
4.65%, 08/15/44 (a)	250,000	224,882
4.38%, 12/01/47 (a)	400,000	349,692
4.55%, 03/01/48 (a)	300,000	264,651
3.70%, 09/15/49 (a)	250,000	194,387
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 05/15/50 (a)	450,000	316,183
3.60%, 03/15/51 (a)	250,000	191,945
4.55%, 05/15/52 (a)	225,000	201,296
Aon Corp.
8.21%, 01/01/27	150,000	152,649
4.50%, 12/15/28 (a)	100,000	96,271
3.75%, 05/02/29 (a)	100,000	92,602
2.80%, 05/15/30 (a)	250,000	216,995
2.05%, 08/23/31 (a)	200,000	159,806
5.00%, 09/12/32 (a)	150,000	148,260
6.25%, 09/30/40	150,000	158,787
2.90%, 08/23/51 (a)	200,000	131,546
3.90%, 02/28/52 (a)	250,000	196,810
Aon PLC
3.88%, 12/15/25 (a)	300,000	289,473
4.60%, 06/14/44 (a)	200,000	175,010
4.75%, 05/15/45 (a)	200,000	179,012
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	190,960
5.03%, 12/15/46 (a)	150,000	135,245
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	275,000	203,494
Arch Capital Group US, Inc.
5.14%, 11/01/43	150,000	136,989
Arthur J Gallagher & Co.
5.50%, 03/02/33 (a)	100,000	100,619
3.50%, 05/20/51 (a)	300,000	216,333
3.05%, 03/09/52 (a)	175,000	112,313
5.75%, 03/02/53 (a)	150,000	151,204
Assurant, Inc.
4.20%, 09/27/23 (a)	16,000	15,937
4.90%, 03/27/28 (a)	50,000	48,125
3.70%, 02/22/30 (a)	100,000	86,475
2.65%, 01/15/32 (a)	100,000	75,081
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	132,000	129,916
3.15%, 06/15/31 (a)	200,000	169,214
3.60%, 09/15/51 (a)	100,000	68,968
Athene Holding Ltd.
4.13%, 01/12/28 (a)	300,000	273,813
6.15%, 04/03/30 (a)	250,000	251,017
3.50%, 01/15/31 (a)	150,000	123,953
3.95%, 05/25/51 (a)	300,000	204,018
AXA S.A.
8.60%, 12/15/30	200,000	241,284
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	91,474
4.90%, 01/15/40 (a)(b)	125,000	99,739
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	150,000	141,042
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	233,972
1.85%, 03/12/30 (a)	150,000	127,755
1.45%, 10/15/30 (a)	300,000	244,446
2.88%, 03/15/32 (a)	200,000	176,282
5.75%, 01/15/40	150,000	166,611
4.40%, 05/15/42	350,000	333,875
4.30%, 05/15/43	100,000	91,642
4.20%, 08/15/48 (a)	750,000	676,717
4.25%, 01/15/49 (a)	600,000	547,722
2.85%, 10/15/50 (a)	375,000	261,986
2.50%, 01/15/51 (a)	300,000	197,478
3.85%, 03/15/52 (a)	775,000	642,072
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report47

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	650,000	626,431
4.50%, 02/11/43	50,000	48,324
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	200,000	183,922
5.63%, 05/15/30 (a)	200,000	194,308
4.70%, 06/22/47 (a)	285,000	218,051
3.85%, 12/22/51 (a)	125,000	80,154
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	145,000	141,919
4.50%, 03/15/29 (a)	50,000	47,265
2.38%, 03/15/31 (a)	200,000	161,764
4.20%, 03/17/32 (a)	175,000	157,624
4.95%, 03/17/52 (a)	200,000	172,566
Centene Corp.
4.25%, 12/15/27 (a)	650,000	609,043
2.45%, 07/15/28 (a)	600,000	515,136
4.63%, 12/15/29 (a)	1,000,000	923,560
3.38%, 02/15/30 (a)	600,000	516,720
3.00%, 10/15/30 (a)	500,000	417,775
2.50%, 03/01/31 (a)	600,000	478,866
2.63%, 08/01/31 (a)	600,000	479,718
Chubb Corp.
6.00%, 05/11/37	200,000	215,436
6.50%, 05/15/38	260,000	292,490
Chubb INA Holdings, Inc.
3.15%, 03/15/25	200,000	193,614
3.35%, 05/03/26 (a)	500,000	481,030
1.38%, 09/15/30 (a)	350,000	278,096
4.35%, 11/03/45 (a)	400,000	363,148
2.85%, 12/15/51 (a)	150,000	105,048
3.05%, 12/15/61 (a)	300,000	203,076
Cincinnati Financial Corp.
6.92%, 05/15/28	200,000	214,558
6.13%, 11/01/34	50,000	52,810
CNA Financial Corp.
4.50%, 03/01/26 (a)	200,000	194,272
3.45%, 08/15/27 (a)	150,000	139,742
3.90%, 05/01/29 (a)	25,000	23,083
2.05%, 08/15/30 (a)	250,000	200,425
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	50,000	49,222
5.25%, 05/30/29 (a)	220,000	208,549
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	250,000	238,420
3.65%, 04/05/27 (a)	400,000	372,408
3.85%, 04/05/29 (a)	400,000	362,476
3.90%, 04/05/32 (a)	650,000	567,333
4.35%, 04/05/42 (a)	150,000	121,589
4.40%, 04/05/52 (a)	350,000	272,083
Elevance Health, Inc.
1.50%, 03/15/26 (a)	350,000	316,599
5.50%, 10/15/32 (a)	400,000	411,468
4.75%, 02/15/33 (a)	250,000	243,435
6.10%, 10/15/52 (a)	200,000	219,858
5.13%, 02/15/53 (a)	250,000	242,455
Enstar Group Ltd.
4.95%, 06/01/29 (a)	200,000	187,012
3.10%, 09/01/31 (a)	175,000	137,512
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	550,000	515,454
5.00%, 04/20/48 (a)	450,000	389,331
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	103,469
3.50%, 10/15/50 (a)	300,000	214,158
3.13%, 10/15/52 (a)	300,000	199,284
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)(c)	150,000	150,005
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	240,835
4.63%, 04/29/30 (a)	300,000	281,607
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	143,073
3.40%, 06/15/30 (a)	200,000	175,274
2.45%, 03/15/31 (a)	200,000	157,614
3.20%, 09/17/51 (a)	100,000	59,015
First American Financial Corp.
4.60%, 11/15/24	100,000	98,027
4.00%, 05/15/30 (a)	150,000	132,273
2.40%, 08/15/31 (a)	200,000	152,598
Globe Life, Inc.
4.55%, 09/15/28 (a)	170,000	164,512
2.15%, 08/15/30 (a)	200,000	157,840
4.80%, 06/15/32 (a)	100,000	96,272
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	145,430
2.50%, 09/01/30 (a)	100,000	79,312
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	145,000	125,447
5.95%, 10/15/36	300,000	308,127
6.10%, 10/01/41	150,000	149,997
4.40%, 03/15/48 (a)	75,000	62,805
3.60%, 08/19/49 (a)	300,000	227,931
Humana, Inc.
3.85%, 10/01/24 (a)	200,000	195,716
4.50%, 04/01/25 (a)	200,000	196,778
1.35%, 02/03/27 (a)	250,000	217,842
3.95%, 03/15/27 (a)	150,000	143,571
3.70%, 03/23/29 (a)	250,000	229,172
3.13%, 08/15/29 (a)	100,000	88,394
4.88%, 04/01/30 (a)	350,000	343,129
2.15%, 02/03/32 (a)	250,000	197,382
4.63%, 12/01/42 (a)	125,000	110,731
4.95%, 10/01/44 (a)	250,000	229,390
4.80%, 03/15/47 (a)	150,000	135,759
3.95%, 08/15/49 (a)	150,000	121,148
5.50%, 03/15/53 (a)	200,000	199,352
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	100,000	95,542
3.13%, 11/23/31 (a)	150,000	116,091
5.67%, 06/08/32 (a)	100,000	95,358
4.00%, 11/23/51 (a)	150,000	102,990
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	96,284
2.40%, 09/30/30 (a)	250,000	197,380
Lincoln National Corp.
3.35%, 03/09/25	100,000	95,884
3.63%, 12/12/26 (a)	104,000	96,870
3.80%, 03/01/28 (a)	150,000	135,719
3.05%, 01/15/30 (a)	200,000	165,382
3.40%, 01/15/31 (a)	150,000	127,056
6.30%, 10/09/37	150,000	149,070
7.00%, 06/15/40	100,000	104,618
4.35%, 03/01/48 (a)	200,000	145,578
4.38%, 06/15/50 (a)	50,000	35,453
See financial notes
48Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Loews Corp.
3.75%, 04/01/26 (a)	150,000	145,535
3.20%, 05/15/30 (a)	150,000	133,692
6.00%, 02/01/35	100,000	104,131
4.13%, 05/15/43 (a)	150,000	124,457
Manulife Financial Corp.
4.15%, 03/04/26	350,000	339,360
2.48%, 05/19/27 (a)	100,000	91,753
4.06%, 02/24/32 (a)(b)	250,000	234,185
3.70%, 03/16/32 (a)	150,000	136,716
5.38%, 03/04/46	150,000	148,806
Markel Corp.
3.50%, 11/01/27 (a)	100,000	93,269
3.35%, 09/17/29 (a)	100,000	89,792
5.00%, 04/05/46	100,000	88,221
4.30%, 11/01/47 (a)	50,000	40,988
5.00%, 05/20/49 (a)	200,000	180,676
4.15%, 09/17/50 (a)	200,000	157,352
3.45%, 05/07/52 (a)	150,000	106,188
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	250,000	242,620
4.38%, 03/15/29 (a)	450,000	437,386
2.25%, 11/15/30 (a)	375,000	312,349
5.75%, 11/01/32 (a)	150,000	157,870
4.75%, 03/15/39 (a)	250,000	235,742
4.35%, 01/30/47 (a)	200,000	171,838
4.20%, 03/01/48 (a)	100,000	85,727
4.90%, 03/15/49 (a)	450,000	424,782
2.90%, 12/15/51 (a)	100,000	67,323
Mercury General Corp.
4.40%, 03/15/27 (a)	150,000	142,194
MetLife, Inc.
3.00%, 03/01/25	100,000	96,731
4.55%, 03/23/30 (a)	400,000	392,156
6.50%, 12/15/32	500,000	552,905
5.70%, 06/15/35	400,000	411,564
6.40%, 12/15/36 (a)	400,000	400,612
10.75%, 08/01/39 (a)(b)	100,000	129,647
5.88%, 02/06/41	300,000	307,566
4.13%, 08/13/42	350,000	294,392
4.88%, 11/13/43	100,000	92,943
4.72%, 12/15/44	350,000	313,208
4.05%, 03/01/45	150,000	126,153
4.60%, 05/13/46 (a)	300,000	269,964
5.00%, 07/15/52 (a)	250,000	236,670
Munich Re America Corp.
7.45%, 12/15/26	25,000	26,753
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	65,000	62,131
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	236,150
3.85%, 06/11/51 (a)	150,000	108,636
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	146,933
4.50%, 10/01/50 (a)(b)	100,000	84,363
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	150,000	138,941
3.70%, 05/15/29 (a)	150,000	137,720
2.13%, 06/15/30 (a)	250,000	203,482
4.63%, 09/15/42	150,000	128,598
4.35%, 05/15/43	150,000	122,970
4.30%, 11/15/46 (a)	150,000	120,902
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	91,527
3.88%, 03/27/28 (a)	92,000	87,884
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.10%, 03/10/30 (a)	250,000	211,517
5.75%, 07/15/33	100,000	105,113
5.70%, 12/14/36	90,000	93,659
6.63%, 12/01/37	100,000	111,112
3.00%, 03/10/40 (a)	200,000	150,106
4.60%, 05/15/44	300,000	265,557
5.38%, 05/15/45 (a)(b)	400,000	390,864
4.50%, 09/15/47 (a)(b)	300,000	275,745
3.91%, 12/07/47 (a)	350,000	279,646
4.42%, 03/27/48 (a)	150,000	128,087
5.70%, 09/15/48 (a)(b)	250,000	240,715
3.94%, 12/07/49 (a)	400,000	319,424
4.35%, 02/25/50 (a)	250,000	213,120
3.70%, 10/01/50 (a)(b)	250,000	210,400
3.70%, 03/13/51 (a)	300,000	231,645
5.13%, 03/01/52 (a)(b)	250,000	225,172
6.00%, 09/01/52 (a)(b)	300,000	287,424
Prudential Funding Asia PLC
3.13%, 04/14/30	325,000	288,109
3.63%, 03/24/32 (a)	175,000	156,317
Radian Group, Inc.
4.50%, 10/01/24 (a)	100,000	97,583
6.63%, 03/15/25 (a)	325,000	325,091
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	182,518
3.15%, 06/15/30 (a)	200,000	171,890
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	96,727
3.45%, 07/01/27 (a)	150,000	140,010
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	75,000	66,826
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	92,495
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	150,000	115,052
The Progressive Corp.
4.00%, 03/01/29 (a)	360,000	345,611
3.20%, 03/26/30 (a)	275,000	246,845
3.00%, 03/15/32 (a)	150,000	131,361
6.25%, 12/01/32	210,000	227,974
4.35%, 04/25/44	150,000	130,398
3.70%, 01/26/45	150,000	118,959
4.13%, 04/15/47 (a)	350,000	302,918
4.20%, 03/15/48 (a)	125,000	107,511
3.95%, 03/26/50 (a)	150,000	124,821
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	151,342
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	56,873
6.25%, 06/15/37	375,000	416,070
5.35%, 11/01/40	100,000	102,806
4.60%, 08/01/43	200,000	182,562
4.30%, 08/25/45 (a)	100,000	87,023
3.75%, 05/15/46 (a)	200,000	159,436
4.00%, 05/30/47 (a)	150,000	126,674
4.10%, 03/04/49 (a)	150,000	128,247
2.55%, 04/27/50 (a)	225,000	145,667
3.05%, 06/08/51 (a)	275,000	196,993
Travelers Property Casualty Corp.
6.38%, 03/15/33	200,000	220,982
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	106,218
UnitedHealth Group, Inc.
2.38%, 08/15/24	300,000	290,088
3.75%, 07/15/25	750,000	730,185
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report49

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 12/15/25	100,000	96,668
1.25%, 01/15/26	100,000	91,388
3.10%, 03/15/26	350,000	335,034
1.15%, 05/15/26 (a)	300,000	271,461
3.45%, 01/15/27	250,000	239,887
2.95%, 10/15/27	100,000	92,881
5.25%, 02/15/28 (a)	300,000	306,270
3.85%, 06/15/28	450,000	431,707
3.88%, 12/15/28	350,000	336,241
4.00%, 05/15/29 (a)	250,000	239,290
2.88%, 08/15/29	400,000	360,300
5.30%, 02/15/30 (a)	500,000	512,475
2.00%, 05/15/30	400,000	337,212
2.30%, 05/15/31 (a)	400,000	338,440
4.20%, 05/15/32 (a)	375,000	358,151
5.35%, 02/15/33 (a)	500,000	519,900
4.50%, 04/15/33 (a)	400,000	390,228
4.63%, 07/15/35	350,000	342,993
5.80%, 03/15/36	200,000	214,796
6.50%, 06/15/37	150,000	168,015
6.63%, 11/15/37	200,000	229,152
6.88%, 02/15/38	300,000	358,671
3.50%, 08/15/39 (a)	350,000	294,133
2.75%, 05/15/40 (a)	350,000	260,946
5.70%, 10/15/40 (a)	100,000	105,687
5.95%, 02/15/41 (a)	150,000	162,756
3.05%, 05/15/41 (a)	400,000	309,584
4.63%, 11/15/41 (a)	173,000	162,983
4.38%, 03/15/42 (a)	150,000	136,721
3.95%, 10/15/42 (a)	175,000	150,314
4.75%, 07/15/45	700,000	670,047
4.20%, 01/15/47 (a)	200,000	176,892
4.25%, 04/15/47 (a)	250,000	220,015
3.75%, 10/15/47 (a)	225,000	185,562
4.25%, 06/15/48 (a)	400,000	353,524
4.45%, 12/15/48 (a)	350,000	319,795
3.70%, 08/15/49 (a)	350,000	282,590
2.90%, 05/15/50 (a)	375,000	263,269
3.25%, 05/15/51 (a)	600,000	448,770
4.75%, 05/15/52 (a)	550,000	523,798
5.88%, 02/15/53 (a)	500,000	555,360
5.05%, 04/15/53 (a)	500,000	498,110
3.88%, 08/15/59 (a)	350,000	286,146
3.13%, 05/15/60 (a)	250,000	174,750
4.95%, 05/15/62 (a)	275,000	266,029
6.05%, 02/15/63 (a)	400,000	453,680
5.20%, 04/15/63 (a)	500,000	499,905
Unum Group
4.00%, 06/15/29 (a)	150,000	138,291
5.75%, 08/15/42	150,000	142,115
4.50%, 12/15/49 (a)	150,000	115,835
4.13%, 06/15/51 (a)	100,000	74,099
Voya Financial, Inc.
3.65%, 06/15/26	150,000	141,108
5.70%, 07/15/43	125,000	120,351
4.80%, 06/15/46	75,000	62,076
4.70%, 01/23/48 (a)(b)	100,000	81,116
Willis North America, Inc.
4.65%, 06/15/27 (a)	200,000	194,500
4.50%, 09/15/28 (a)	200,000	191,032
2.95%, 09/15/29 (a)	200,000	172,716
5.35%, 05/15/33 (a)	200,000	195,250
5.05%, 09/15/48 (a)	175,000	151,240
3.88%, 09/15/49 (a)	150,000	109,761
WR Berkley Corp.
4.75%, 08/01/44	100,000	88,050
4.00%, 05/12/50 (a)	150,000	117,990
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 03/30/52 (a)	150,000	107,498
3.15%, 09/30/61 (a)	100,000	62,408
XLIT Ltd.
5.25%, 12/15/43	100,000	98,721
		79,258,938
REITs 0.7%
Agree LP
2.00%, 06/15/28 (a)	150,000	124,991
2.90%, 10/01/30 (a)	250,000	208,752
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	25,000	23,970
4.30%, 01/15/26 (a)	150,000	145,116
3.80%, 04/15/26 (a)	100,000	95,822
3.95%, 01/15/28 (a)	150,000	140,133
4.50%, 07/30/29 (a)	100,000	94,826
2.75%, 12/15/29 (a)	200,000	170,388
4.70%, 07/01/30 (a)	150,000	142,933
4.90%, 12/15/30 (a)	250,000	242,517
3.38%, 08/15/31 (a)	230,000	197,598
2.00%, 05/18/32 (a)	200,000	151,600
1.88%, 02/01/33 (a)	250,000	183,310
2.95%, 03/15/34 (a)	250,000	197,892
4.85%, 04/15/49 (a)	100,000	84,557
4.00%, 02/01/50 (a)	200,000	150,150
3.00%, 05/18/51 (a)	200,000	123,656
3.55%, 03/15/52 (a)	250,000	171,542
5.15%, 04/15/53 (a)	100,000	90,180
American Assets Trust LP
3.38%, 02/01/31 (a)	150,000	117,788
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	140,000	131,992
4.90%, 02/15/29 (a)	100,000	96,079
2.38%, 07/15/31 (a)	100,000	79,982
3.63%, 04/15/32 (a)	150,000	130,182
3.38%, 07/15/51 (a)	100,000	65,806
4.30%, 04/15/52 (a)	100,000	78,670
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	150,000	144,726
2.95%, 05/11/26 (a)	125,000	117,734
2.90%, 10/15/26 (a)	100,000	92,684
3.35%, 05/15/27 (a)	200,000	187,152
3.20%, 01/15/28 (a)	200,000	184,660
1.90%, 12/01/28 (a)	150,000	127,401
3.30%, 06/01/29 (a)	150,000	136,671
2.30%, 03/01/30 (a)	250,000	210,040
2.45%, 01/15/31 (a)	200,000	168,102
2.05%, 01/15/32 (a)	200,000	160,886
3.90%, 10/15/46 (a)	150,000	117,273
4.35%, 04/15/48 (a)	100,000	84,718
Boston Properties LP
3.20%, 01/15/25 (a)	375,000	355,927
3.65%, 02/01/26 (a)	200,000	186,178
2.75%, 10/01/26 (a)	225,000	199,492
6.75%, 12/01/27 (a)	100,000	101,179
4.50%, 12/01/28 (a)	300,000	276,924
3.40%, 06/21/29 (a)	350,000	295,354
2.90%, 03/15/30 (a)	200,000	161,898
3.25%, 01/30/31 (a)	383,000	311,831
2.55%, 04/01/32 (a)	200,000	150,982
2.45%, 10/01/33 (a)	425,000	307,942
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	142,803
3.95%, 11/15/27 (a)	125,000	99,265
7.55%, 03/15/28 (a)	100,000	91,603
4.55%, 10/01/29 (a)	150,000	110,447
See financial notes
50Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	239,985
4.13%, 06/15/26 (a)	50,000	46,863
3.90%, 03/15/27 (a)	150,000	138,347
4.13%, 05/15/29 (a)	250,000	223,732
4.05%, 07/01/30 (a)	225,000	203,434
2.50%, 08/16/31 (a)	225,000	175,734
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	150,000	108,318
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	142,702
3.15%, 07/01/29 (a)	116,000	103,324
2.80%, 05/15/30 (a)	250,000	217,872
3.35%, 11/01/49 (a)	100,000	73,267
Corporate Office Properties LP
2.25%, 03/15/26 (a)	150,000	132,896
2.00%, 01/15/29 (a)	150,000	114,921
2.75%, 04/15/31 (a)	200,000	152,656
CubeSmart LP
4.00%, 11/15/25 (a)	150,000	142,468
3.13%, 09/01/26 (a)	100,000	92,214
4.38%, 02/15/29 (a)	118,000	110,876
3.00%, 02/15/30 (a)	200,000	171,780
2.00%, 02/15/31 (a)	250,000	195,577
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	342,376
5.55%, 01/15/28 (a)	150,000	148,488
4.45%, 07/15/28 (a)	200,000	188,182
3.60%, 07/01/29 (a)	200,000	178,286
EPR Properties
4.75%, 12/15/26 (a)	250,000	228,697
4.50%, 06/01/27 (a)	250,000	225,210
4.95%, 04/15/28 (a)	200,000	179,214
3.75%, 08/15/29 (a)	200,000	163,492
ERP Operating LP
3.38%, 06/01/25 (a)	150,000	144,343
2.85%, 11/01/26 (a)	150,000	139,419
3.25%, 08/01/27 (a)	150,000	138,374
3.50%, 03/01/28 (a)	200,000	185,696
4.15%, 12/01/28 (a)	50,000	47,535
3.00%, 07/01/29 (a)	200,000	176,644
2.50%, 02/15/30 (a)	200,000	170,626
4.50%, 07/01/44 (a)	150,000	131,804
4.50%, 06/01/45 (a)	225,000	189,400
Essential Properties LP
2.95%, 07/15/31 (a)	150,000	112,590
Essex Portfolio LP
3.50%, 04/01/25 (a)	150,000	144,369
3.63%, 05/01/27 (a)	150,000	140,331
4.00%, 03/01/29 (a)	250,000	231,422
3.00%, 01/15/30 (a)	150,000	128,667
1.65%, 01/15/31 (a)	150,000	114,015
2.65%, 03/15/32 (a)	200,000	161,412
4.50%, 03/15/48 (a)	114,000	93,783
Extra Space Storage LP
2.55%, 06/01/31 (a)	150,000	121,634
2.35%, 03/15/32 (a)	200,000	156,768
Federal Realty Investment Trust
1.25%, 02/15/26 (a)	150,000	134,303
3.25%, 07/15/27 (a)	200,000	181,508
3.20%, 06/15/29 (a)	100,000	86,828
4.50%, 12/01/44 (a)	200,000	157,940
Healthcare Realty Holdings LP
2.40%, 03/15/30 (a)	150,000	120,303
2.05%, 03/15/31 (a)	200,000	149,768
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	200,000	184,748
3.75%, 07/01/27 (a)	150,000	138,617
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	150,000	144,271
4.00%, 06/01/25 (a)	150,000	144,927
3.25%, 07/15/26 (a)	300,000	279,927
3.50%, 07/15/29 (a)	250,000	224,652
3.00%, 01/15/30 (a)	300,000	260,967
5.25%, 12/15/32 (a)	200,000	195,640
6.75%, 02/01/41 (a)	100,000	106,041
Highwoods Realty LP
4.13%, 03/15/28 (a)	200,000	175,728
4.20%, 04/15/29 (a)	200,000	170,070
2.60%, 02/01/31 (a)	150,000	110,489
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	100,000	96,177
4.50%, 02/01/26 (a)	150,000	145,545
3.38%, 12/15/29 (a)	200,000	171,582
3.50%, 09/15/30 (a)	275,000	233,692
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	250,000	183,622
4.65%, 04/01/29 (a)	150,000	106,559
3.25%, 01/15/30 (a)	125,000	79,401
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	127,946
2.00%, 08/15/31 (a)	200,000	155,238
4.15%, 04/15/32 (a)	100,000	90,314
2.70%, 01/15/34 (a)	150,000	114,324
Kilroy Realty LP
4.38%, 10/01/25 (a)	150,000	140,603
4.75%, 12/15/28 (a)	150,000	133,518
4.25%, 08/15/29 (a)	175,000	150,258
3.05%, 02/15/30 (a)	200,000	157,320
2.50%, 11/15/32 (a)	250,000	175,225
Kimco Realty Corp.
2.80%, 10/01/26 (a)	450,000	411,700
1.90%, 03/01/28 (a)	250,000	211,027
2.70%, 10/01/30 (a)	300,000	248,064
4.25%, 04/01/45 (a)	150,000	114,957
4.13%, 12/01/46 (a)	100,000	74,750
4.45%, 09/01/47 (a)	200,000	162,524
3.70%, 10/01/49 (a)	150,000	107,135
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	90,933
Lexington Realty Trust
2.70%, 09/15/30 (a)	250,000	199,792
Life Storage LP
3.50%, 07/01/26 (a)	100,000	94,192
3.88%, 12/15/27 (a)	200,000	186,242
4.00%, 06/15/29 (a)	150,000	136,100
2.20%, 10/15/30 (a)	300,000	240,369
Mid-America Apartments LP
4.00%, 11/15/25 (a)	150,000	145,312
3.60%, 06/01/27 (a)	60,000	56,806
4.20%, 06/15/28 (a)	200,000	190,974
3.95%, 03/15/29 (a)	50,000	47,228
2.75%, 03/15/30 (a)	100,000	87,393
1.70%, 02/15/31 (a)	150,000	118,899
2.88%, 09/15/51 (a)	150,000	97,925
National Health Investors, Inc.
3.00%, 02/01/31 (a)	150,000	115,758
National Retail Properties, Inc.
3.60%, 12/15/26 (a)	150,000	139,677
3.50%, 10/15/27 (a)	125,000	114,889
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report51

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 10/15/28 (a)	150,000	140,156
2.50%, 04/15/30 (a)	100,000	83,339
4.80%, 10/15/48 (a)	85,000	70,854
3.10%, 04/15/50 (a)	150,000	92,997
3.50%, 04/15/51 (a)	100,000	67,777
3.00%, 04/15/52 (a)	125,000	75,906
Omega Healthcare Investors, Inc.
4.50%, 01/15/25 (a)	50,000	48,124
5.25%, 01/15/26 (a)	100,000	96,382
4.50%, 04/01/27 (a)	300,000	279,954
4.75%, 01/15/28 (a)	143,000	131,065
3.63%, 10/01/29 (a)	150,000	123,333
3.38%, 02/01/31 (a)	200,000	158,984
3.25%, 04/15/33 (a)	200,000	149,172
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	74,521
Physicians Realty LP
4.30%, 03/15/27 (a)	300,000	283,017
2.63%, 11/01/31 (a)	100,000	78,034
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	125,000	91,481
2.75%, 04/01/32 (a)	100,000	68,096
Prologis LP
3.25%, 06/30/26 (a)	50,000	47,440
3.25%, 10/01/26 (a)	150,000	142,240
4.38%, 02/01/29 (a)	25,000	24,052
2.88%, 11/15/29 (a)	150,000	131,840
2.25%, 04/15/30 (a)	350,000	297,668
1.75%, 07/01/30 (a)	250,000	201,900
1.25%, 10/15/30 (a)	350,000	272,230
1.63%, 03/15/31 (a)	200,000	158,282
2.25%, 01/15/32 (a)	150,000	121,299
4.63%, 01/15/33 (a)	100,000	97,796
4.75%, 06/15/33 (a)	200,000	195,620
4.38%, 09/15/48 (a)	50,000	43,159
3.05%, 03/01/50 (a)	200,000	138,598
3.00%, 04/15/50 (a)	325,000	221,679
2.13%, 10/15/50 (a)	200,000	113,170
Public Storage
0.88%, 02/15/26 (a)	200,000	179,466
1.50%, 11/09/26 (a)	150,000	134,510
3.09%, 09/15/27 (a)	250,000	233,422
3.39%, 05/01/29 (a)	300,000	277,608
2.30%, 05/01/31 (a)	250,000	208,815
2.25%, 11/09/31 (a)	200,000	164,238
Realty Income Corp.
3.88%, 07/15/24 (a)	300,000	293,520
4.63%, 11/01/25 (a)	250,000	246,142
0.75%, 03/15/26 (a)	150,000	132,005
4.88%, 06/01/26 (a)	100,000	99,083
4.13%, 10/15/26 (a)	250,000	239,787
3.00%, 01/15/27 (a)	300,000	277,311
3.95%, 08/15/27 (a)	400,000	380,728
3.40%, 01/15/28 (a)	150,000	138,408
3.65%, 01/15/28 (a)	200,000	186,776
2.20%, 06/15/28 (a)	250,000	216,330
3.10%, 12/15/29 (a)	100,000	87,672
3.25%, 01/15/31 (a)	400,000	349,976
5.63%, 10/13/32 (a)	150,000	152,287
2.85%, 12/15/32 (a)	200,000	163,226
4.65%, 03/15/47 (a)	200,000	180,236
Regency Centers LP
3.60%, 02/01/27 (a)	150,000	141,528
4.13%, 03/15/28 (a)	200,000	187,068
2.95%, 09/15/29 (a)	150,000	128,933
3.70%, 06/15/30 (a)	50,000	44,865
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 02/01/47 (a)	150,000	121,524
4.65%, 03/15/49 (a)	50,000	42,035
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	150,000	136,193
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	250,000	195,510
Sabra Health Care LP
5.13%, 08/15/26 (a)	150,000	141,680
3.90%, 10/15/29 (a)	125,000	102,395
3.20%, 12/01/31 (a)	250,000	186,840
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	150,000	116,915
2.85%, 01/15/32 (a)	80,000	61,652
Simon Property Group LP
2.00%, 09/13/24 (a)	175,000	167,062
3.38%, 10/01/24 (a)	100,000	97,097
3.50%, 09/01/25 (a)	300,000	287,697
3.30%, 01/15/26 (a)	300,000	285,702
3.25%, 11/30/26 (a)	200,000	187,642
1.38%, 01/15/27 (a)	100,000	87,729
3.38%, 06/15/27 (a)	350,000	325,524
3.38%, 12/01/27 (a)	100,000	92,712
1.75%, 02/01/28 (a)	350,000	300,478
2.45%, 09/13/29 (a)	550,000	464,629
2.65%, 07/15/30 (a)	100,000	85,224
2.20%, 02/01/31 (a)	100,000	80,394
2.65%, 02/01/32 (a)	250,000	203,847
5.50%, 03/08/33 (a)	150,000	149,173
6.75%, 02/01/40 (a)	220,000	240,134
4.75%, 03/15/42 (a)	150,000	131,639
4.25%, 10/01/44 (a)	100,000	80,251
4.25%, 11/30/46 (a)	100,000	79,620
3.25%, 09/13/49 (a)	400,000	269,744
3.80%, 07/15/50 (a)	275,000	204,314
5.85%, 03/08/53 (a)	150,000	149,302
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	141,479
4.25%, 02/01/26 (a)	150,000	141,129
4.70%, 06/01/27 (a)	154,000	142,270
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	56,750
3.20%, 01/15/27 (a)	200,000	180,358
3.40%, 01/15/30 (a)	250,000	213,452
3.20%, 02/15/31 (a)	250,000	204,927
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	87,872
4.63%, 03/15/29 (a)	100,000	84,455
2.75%, 11/18/30 (a)	125,000	90,654
2.70%, 12/01/31 (a)	100,000	69,478
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	126,479
2.70%, 07/15/31 (a)	300,000	237,399
Tanger Properties LP
3.13%, 09/01/26 (a)	200,000	177,678
3.88%, 07/15/27 (a)	150,000	135,134
2.75%, 09/01/31 (a)	75,000	54,548
UDR, Inc.
2.95%, 09/01/26 (a)	100,000	91,701
3.50%, 01/15/28 (a)	145,000	132,297
4.40%, 01/26/29 (a)	300,000	282,465
3.00%, 08/15/31 (a)	350,000	297,920
2.10%, 08/01/32 (a)	100,000	76,117
Ventas Realty LP
2.65%, 01/15/25 (a)	150,000	141,423
3.50%, 02/01/25 (a)	200,000	191,684
See financial notes
52Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 01/15/26 (a)	150,000	143,586
3.25%, 10/15/26 (a)	200,000	183,648
3.85%, 04/01/27 (a)	100,000	93,750
4.00%, 03/01/28 (a)	200,000	186,222
4.40%, 01/15/29 (a)	250,000	233,930
4.75%, 11/15/30 (a)	200,000	189,702
5.70%, 09/30/43 (a)	100,000	93,930
4.38%, 02/01/45 (a)	100,000	80,879
4.88%, 04/15/49 (a)	100,000	85,940
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	141,324
2.15%, 06/01/26 (a)	175,000	148,363
Welltower, Inc.
4.00%, 06/01/25 (a)	200,000	193,350
4.25%, 04/01/26 (a)	400,000	386,988
2.70%, 02/15/27 (a)	100,000	90,885
4.25%, 04/15/28 (a)	200,000	188,874
4.13%, 03/15/29 (a)	400,000	372,404
3.10%, 01/15/30 (a)	150,000	130,686
2.75%, 01/15/31 (a)	300,000	247,698
6.50%, 03/15/41 (a)	250,000	258,500
4.95%, 09/01/48 (a)	150,000	134,409
WP Carey, Inc.
4.00%, 02/01/25 (a)	300,000	291,393
3.85%, 07/15/29 (a)	200,000	181,416
2.40%, 02/01/31 (a)	200,000	160,954
2.25%, 04/01/33 (a)	150,000	113,220
		45,683,227
		567,909,451

Industrial 14.4%
Basic Industry 0.7%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	20,000	19,498
1.50%, 10/15/25 (a)	250,000	231,022
1.85%, 05/15/27 (a)	300,000	270,045
2.05%, 05/15/30 (a)	125,000	106,378
2.70%, 05/15/40 (a)	250,000	187,255
2.80%, 05/15/50 (a)	300,000	215,244
Albemarle Corp.
4.65%, 06/01/27 (a)	200,000	195,070
5.05%, 06/01/32 (a)	200,000	194,094
5.45%, 12/01/44 (a)	250,000	237,250
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	450,000	385,470
ArcelorMittal S.A.
6.55%, 11/29/27 (a)	350,000	359,845
4.25%, 07/16/29	250,000	236,815
6.80%, 11/29/32 (a)	250,000	256,990
7.00%, 10/15/39	350,000	368,004
Barrick North America Finance LLC
5.70%, 05/30/41	250,000	253,327
5.75%, 05/01/43	200,000	206,414
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	400,000	417,676
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	200,000	199,046
6.42%, 03/01/26	100,000	102,813
4.75%, 02/28/28 (a)	250,000	248,730
4.90%, 02/28/33 (a)	200,000	199,486
4.13%, 02/24/42	275,000	248,633
5.00%, 09/30/43	700,000	696,822
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	139,656
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Celanese US Holdings LLC
5.90%, 07/05/24	500,000	499,035
6.05%, 03/15/25	500,000	498,185
1.40%, 08/05/26 (a)	400,000	346,896
6.17%, 07/15/27 (a)	500,000	499,110
6.33%, 07/15/29 (a)	200,000	199,204
6.38%, 07/15/32 (a)	300,000	302,055
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	196,904
3.88%, 11/02/27 (a)	250,000	230,235
CF Industries, Inc.
5.15%, 03/15/34	300,000	288,156
4.95%, 06/01/43	100,000	86,667
5.38%, 03/15/44	250,000	229,000
Dow Chemical Co.
4.80%, 11/30/28 (a)	50,000	49,616
7.38%, 11/01/29	450,000	501,304
2.10%, 11/15/30 (a)	250,000	206,885
6.30%, 03/15/33 (a)	175,000	188,554
4.25%, 10/01/34 (a)	200,000	182,496
5.25%, 11/15/41 (a)	300,000	290,019
4.38%, 11/15/42 (a)	450,000	382,518
4.63%, 10/01/44 (a)	150,000	130,578
5.55%, 11/30/48 (a)	250,000	243,767
4.80%, 05/15/49 (a)	200,000	176,712
3.60%, 11/15/50 (a)	250,000	186,782
6.90%, 05/15/53 (a)	300,000	340,923
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	400,000	392,004
4.73%, 11/15/28 (a)	750,000	739,455
5.32%, 11/15/38 (a)	400,000	397,184
5.42%, 11/15/48 (a)	605,000	600,233
Eastman Chemical Co.
3.80%, 03/15/25 (a)	250,000	243,592
4.50%, 12/01/28 (a)	100,000	95,577
4.80%, 09/01/42 (a)	150,000	130,571
4.65%, 10/15/44 (a)	270,000	227,902
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	282,516
3.25%, 12/01/27 (a)	450,000	423,801
4.80%, 03/24/30 (a)	50,000	50,244
1.30%, 01/30/31 (a)	300,000	236,511
2.13%, 02/01/32 (a)	250,000	205,687
2.13%, 08/15/50 (a)	250,000	148,470
2.70%, 12/15/51 (a)	250,000	166,482
2.75%, 08/18/55 (a)	264,000	170,108
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	200,000	186,092
2.30%, 07/15/30 (a)	150,000	125,693
EIDP, Inc.
4.80%, 05/15/33 (a)	200,000	196,132
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	97,094
5.50%, 01/17/27	200,000	200,470
FMC Corp.
5.15%, 05/18/26 (a)	300,000	295,812
3.20%, 10/01/26 (a)	150,000	139,544
3.45%, 10/01/29 (a)	200,000	175,258
4.50%, 10/01/49 (a)	150,000	115,982
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	147,204
4.13%, 03/01/28 (a)	250,000	235,117
4.38%, 08/01/28 (a)	150,000	141,662
5.25%, 09/01/29 (a)	200,000	197,058
4.25%, 03/01/30 (a)	200,000	184,932
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report53

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 08/01/30 (a)	200,000	189,468
5.40%, 11/14/34 (a)	250,000	241,947
5.45%, 03/15/43 (a)	500,000	466,850
Georgia-Pacific LLC
7.75%, 11/15/29	350,000	395,797
Huntsman International LLC
4.50%, 05/01/29 (a)	300,000	275,400
2.95%, 06/15/31 (a)	50,000	40,071
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	150,000	141,099
4.38%, 06/01/47 (a)	75,000	57,803
5.00%, 09/26/48 (a)	350,000	297,545
International Paper Co.
5.00%, 09/15/35 (a)	150,000	144,311
7.30%, 11/15/39	100,000	113,135
6.00%, 11/15/41 (a)	200,000	205,630
4.80%, 06/15/44 (a)	100,000	88,719
5.15%, 05/15/46 (a)	100,000	92,727
4.40%, 08/15/47 (a)	250,000	211,840
4.35%, 08/15/48 (a)	200,000	169,058
Kinross Gold Corp.
4.50%, 07/15/27 (a)	150,000	143,781
Linde, Inc.
2.65%, 02/05/25 (a)	150,000	143,987
3.20%, 01/30/26 (a)	250,000	241,560
1.10%, 08/10/30 (a)	200,000	159,406
3.55%, 11/07/42 (a)	150,000	122,145
2.00%, 08/10/50 (a)	100,000	58,060
Lubrizol Corp.
6.50%, 10/01/34	96,000	112,518
LYB International Finance BV
5.25%, 07/15/43	200,000	182,932
4.88%, 03/15/44 (a)	250,000	219,852
LYB International Finance II BV
3.50%, 03/02/27 (a)	200,000	189,448
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	82,238
5.63%, 05/15/33 (a)	200,000	200,242
3.38%, 10/01/40 (a)	200,000	147,962
4.20%, 10/15/49 (a)	300,000	230,121
4.20%, 05/01/50 (a)	300,000	229,902
3.63%, 04/01/51 (a)	300,000	208,938
3.80%, 10/01/60 (a)	150,000	101,757
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	300,000	246,075
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	238,350
5.45%, 11/15/33 (a)	150,000	146,433
4.88%, 11/15/41 (a)	100,000	85,819
5.63%, 11/15/43 (a)	150,000	141,137
NewMarket Corp.
2.70%, 03/18/31 (a)	150,000	123,362
Newmont Corp.
2.80%, 10/01/29 (a)	250,000	215,865
2.25%, 10/01/30 (a)	350,000	287,836
5.88%, 04/01/35	250,000	256,625
6.25%, 10/01/39	325,000	344,435
4.88%, 03/15/42 (a)	200,000	186,094
5.45%, 06/09/44 (a)	100,000	98,550
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	233,937
3.95%, 05/01/28 (a)	200,000	190,284
2.70%, 06/01/30 (a)	250,000	217,417
3.13%, 04/01/32 (a)	200,000	173,396
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.40%, 12/01/37	100,000	110,397
3.85%, 04/01/52 (a)	100,000	78,969
2.98%, 12/15/55 (a)	400,000	257,252
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	95,197
5.95%, 11/07/25	150,000	151,073
4.00%, 12/15/26 (a)	350,000	336,308
4.20%, 04/01/29 (a)	250,000	237,020
4.13%, 03/15/35 (a)	250,000	220,082
5.88%, 12/01/36	125,000	126,869
5.63%, 12/01/40	50,000	48,656
6.13%, 01/15/41 (a)	500,000	516,455
4.90%, 06/01/43 (a)	200,000	179,656
5.25%, 01/15/45 (a)	125,000	116,671
5.00%, 04/01/49 (a)	50,000	45,238
3.95%, 05/13/50 (a)	275,000	211,599
Packaging Corp. of America
3.65%, 09/15/24 (a)	100,000	97,848
3.40%, 12/15/27 (a)	200,000	186,580
4.05%, 12/15/49 (a)	150,000	120,195
3.05%, 10/01/51 (a)	200,000	133,006
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	96,192
3.75%, 03/15/28 (a)	300,000	285,576
2.80%, 08/15/29 (a)	150,000	132,978
2.55%, 06/15/30 (a)	100,000	85,571
Rayonier LP
2.75%, 05/17/31 (a)	225,000	181,847
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	75,000	68,651
2.15%, 08/15/30 (a)	200,000	163,296
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	281,000	322,934
6.13%, 12/15/33	375,000	406,185
5.75%, 06/01/35	50,000	51,765
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	276,000
5.20%, 11/02/40	350,000	354,207
2.75%, 11/02/51 (a)	250,000	171,372
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	200,000	191,080
4.13%, 08/21/42 (a)	150,000	132,251
5.13%, 03/09/53 (a)	300,000	302,955
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	234,817
4.25%, 01/15/48 (a)	250,000	192,992
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	150,000	144,185
3.95%, 01/15/26 (a)	100,000	96,988
3.45%, 06/01/27 (a)	450,000	424,822
2.95%, 08/15/29 (a)	300,000	265,725
2.30%, 05/15/30 (a)	300,000	252,558
4.55%, 08/01/45 (a)	150,000	129,174
4.50%, 06/01/47 (a)	400,000	351,560
3.80%, 08/15/49 (a)	200,000	154,902
3.30%, 05/15/50 (a)	200,000	142,502
Southern Copper Corp.
3.88%, 04/23/25	100,000	97,358
7.50%, 07/27/35	350,000	407,715
6.75%, 04/16/40	200,000	221,316
5.25%, 11/08/42	300,000	287,562
5.88%, 04/23/45	495,000	508,929
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	150,000	140,445
5.00%, 12/15/26 (a)	100,000	98,456
See financial notes
54Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 10/15/27 (a)	100,000	85,730
3.45%, 04/15/30 (a)	200,000	178,160
3.25%, 01/15/31 (a)	150,000	130,463
3.25%, 10/15/50 (a)	150,000	99,783
Suzano Austria GmbH
6.00%, 01/15/29 (a)	550,000	547,437
5.00%, 01/15/30 (a)	300,000	281,706
3.75%, 01/15/31 (a)	325,000	277,781
3.13%, 01/15/32 (a)	400,000	321,044
Teck Resources Ltd.
3.90%, 07/15/30 (a)	250,000	227,597
6.13%, 10/01/35	150,000	151,380
6.00%, 08/15/40 (a)	240,000	234,821
5.40%, 02/01/43 (a)	100,000	91,050
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	500,000	441,195
6.13%, 06/12/33 (a)	400,000	401,216
6.88%, 11/21/36	523,000	549,516
6.88%, 11/10/39	375,000	393,630
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	250,000	235,542
3.38%, 06/15/30 (a)	200,000	174,358
2.88%, 08/15/41 (a)	75,000	50,175
5.00%, 08/15/46 (a)	150,000	130,313
4.38%, 11/15/47 (a)	130,000	103,355
3.13%, 08/15/51 (a)	200,000	125,892
3.38%, 08/15/61 (a)	150,000	92,001
WestRock MWV LLC
8.20%, 01/15/30	40,000	45,992
Weyerhaeuser Co.
6.95%, 10/01/27	200,000	212,128
4.00%, 11/15/29 (a)	175,000	162,094
7.38%, 03/15/32	300,000	335,196
3.38%, 03/09/33 (a)	150,000	129,312
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	96,473
3.75%, 03/15/25 (a)	200,000	192,808
4.65%, 03/15/26 (a)	250,000	242,867
3.90%, 06/01/28 (a)	250,000	233,235
4.90%, 03/15/29 (a)	300,000	290,412
4.20%, 06/01/32 (a)	300,000	273,537
3.00%, 06/15/33 (a)	250,000	203,945
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(c)	150,000	117,122
		46,774,638
Capital Goods 1.3%
3M Co.
2.00%, 02/14/25 (a)	200,000	188,800
2.65%, 04/15/25 (a)	250,000	238,027
3.00%, 08/07/25	200,000	191,188
2.25%, 09/19/26 (a)	175,000	160,276
2.88%, 10/15/27 (a)	300,000	274,776
3.38%, 03/01/29 (a)	150,000	137,781
2.38%, 08/26/29 (a)	350,000	300,793
3.05%, 04/15/30 (a)	200,000	180,650
3.13%, 09/19/46 (a)	200,000	141,098
3.63%, 10/15/47 (a)	250,000	193,343
4.00%, 09/14/48 (a)(f)	300,000	263,145
3.25%, 08/26/49 (a)	350,000	255,370
3.70%, 04/15/50 (a)	250,000	198,473
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	193,850
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	200,000	160,868
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allegion PLC
3.50%, 10/01/29 (a)	110,000	97,768
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	350,000	337,606
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	75,706
4.50%, 05/15/28 (a)	150,000	142,988
5.63%, 05/26/33 (a)	100,000	98,908
Amcor Flexibles North America, Inc.
4.00%, 05/17/25 (a)	100,000	96,807
2.63%, 06/19/30 (a)	250,000	208,162
2.69%, 05/25/31 (a)	250,000	205,047
Amphenol Corp.
2.05%, 03/01/25 (a)	100,000	94,512
4.35%, 06/01/29 (a)	100,000	96,970
2.80%, 02/15/30 (a)	300,000	263,670
2.20%, 09/15/31 (a)	250,000	204,465
Avery Dennison Corp.
4.88%, 12/06/28 (a)	225,000	221,038
2.65%, 04/30/30 (a)	200,000	168,374
Berry Global, Inc.
1.57%, 01/15/26 (a)	500,000	451,530
1.65%, 01/15/27 (a)	100,000	86,510
Boeing Co.
2.85%, 10/30/24 (a)	100,000	96,261
4.88%, 05/01/25 (a)	1,000,000	986,000
2.60%, 10/30/25 (a)	100,000	93,195
2.75%, 02/01/26 (a)	400,000	372,884
2.20%, 02/04/26 (a)	1,500,000	1,377,945
3.10%, 05/01/26 (a)	200,000	188,176
2.25%, 06/15/26 (a)	125,000	113,674
2.70%, 02/01/27 (a)	300,000	274,377
2.80%, 03/01/27 (a)	150,000	137,027
5.04%, 05/01/27 (a)	550,000	544,060
3.25%, 03/01/28 (a)	100,000	91,256
3.45%, 11/01/28 (a)	150,000	136,434
3.20%, 03/01/29 (a)	300,000	269,427
2.95%, 02/01/30 (a)	200,000	174,244
5.15%, 05/01/30 (a)	1,150,000	1,139,535
3.63%, 02/01/31 (a)	400,000	361,212
6.13%, 02/15/33	150,000	156,572
3.60%, 05/01/34 (a)	250,000	213,177
3.25%, 02/01/35 (a)	250,000	202,987
6.63%, 02/15/38	100,000	106,995
3.55%, 03/01/38 (a)	100,000	78,349
3.50%, 03/01/39 (a)	150,000	114,446
6.88%, 03/15/39	100,000	110,038
5.88%, 02/15/40	150,000	150,486
5.71%, 05/01/40 (a)	850,000	848,079
3.63%, 03/01/48 (a)	150,000	106,953
3.85%, 11/01/48 (a)	100,000	74,176
3.90%, 05/01/49 (a)	225,000	172,755
3.75%, 02/01/50 (a)	350,000	263,392
5.81%, 05/01/50 (a)	1,500,000	1,493,280
3.83%, 03/01/59 (a)	100,000	71,649
3.95%, 08/01/59 (a)	300,000	222,270
5.93%, 05/01/60 (a)	950,000	941,298
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	300,000	289,941
2.75%, 03/01/30 (a)	250,000	213,322
Carrier Global Corp.
2.24%, 02/15/25 (a)	450,000	425,970
2.49%, 02/15/27 (a)	89,000	81,202
2.72%, 02/15/30 (a)	600,000	517,440
2.70%, 02/15/31 (a)(c)	250,000	211,777
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report55

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 04/05/40 (a)	400,000	307,548
3.58%, 04/05/50 (a)(c)	550,000	407,770
Caterpillar Financial Services Corp.
0.60%, 09/13/24	200,000	188,906
2.15%, 11/08/24	450,000	431,397
3.25%, 12/01/24	100,000	97,118
4.90%, 01/17/25	200,000	199,204
3.40%, 05/13/25	400,000	387,812
1.45%, 05/15/25	300,000	280,107
0.80%, 11/13/25	500,000	453,390
4.80%, 01/06/26	150,000	149,724
0.90%, 03/02/26	300,000	270,156
1.70%, 01/08/27	400,000	362,456
1.10%, 09/14/27	700,000	606,655
Caterpillar, Inc.
2.60%, 04/09/30 (a)	250,000	222,320
6.05%, 08/15/36	250,000	275,562
5.20%, 05/27/41	275,000	286,973
3.80%, 08/15/42	350,000	307,314
4.30%, 05/15/44 (a)	175,000	164,145
3.25%, 09/19/49 (a)	325,000	256,188
3.25%, 04/09/50 (a)	450,000	355,468
4.75%, 05/15/64 (a)	150,000	143,223
CNH Industrial Capital LLC
3.95%, 05/23/25	150,000	145,299
1.88%, 01/15/26 (a)	200,000	182,904
1.45%, 07/15/26 (a)	150,000	132,992
CNH Industrial NV
3.85%, 11/15/27 (a)	250,000	235,235
Deere & Co.
2.75%, 04/15/25 (a)	500,000	480,905
5.38%, 10/16/29	250,000	258,275
3.10%, 04/15/30 (a)	350,000	320,344
7.13%, 03/03/31	150,000	173,891
3.90%, 06/09/42 (a)	250,000	227,200
2.88%, 09/07/49 (a)	200,000	150,914
3.75%, 04/15/50 (a)	300,000	266,883
Dover Corp.
2.95%, 11/04/29 (a)	150,000	132,417
5.38%, 10/15/35	100,000	102,342
5.38%, 03/01/41 (a)	200,000	197,500
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	204,577
Eaton Corp.
3.10%, 09/15/27 (a)	200,000	187,912
4.00%, 11/02/32	300,000	282,750
4.15%, 03/15/33 (a)	300,000	285,357
4.15%, 11/02/42	300,000	267,240
3.92%, 09/15/47 (a)	100,000	85,453
4.70%, 08/23/52 (a)	200,000	192,082
Emerson Electric Co.
0.88%, 10/15/26 (a)	400,000	353,152
1.80%, 10/15/27 (a)	250,000	221,970
1.95%, 10/15/30 (a)	250,000	207,395
2.20%, 12/21/31 (a)	250,000	207,277
5.25%, 11/15/39	100,000	101,814
2.75%, 10/15/50 (a)	150,000	100,184
2.80%, 12/21/51 (a)	300,000	204,876
Flowserve Corp.
3.50%, 10/01/30 (a)	300,000	257,841
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	236,822
4.30%, 06/15/46 (a)	200,000	159,898
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25 (a)	150,000	145,256
3.25%, 09/15/29 (a)	350,000	306,589
4.00%, 03/25/32 (a)	100,000	89,241
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	194,206
GE Capital International Funding Co.
4.42%, 11/15/35	250,000	237,342
General Dynamics Corp.
2.38%, 11/15/24 (a)	100,000	95,944
3.25%, 04/01/25 (a)	250,000	242,110
3.50%, 05/15/25 (a)	150,000	145,997
2.13%, 08/15/26 (a)	150,000	138,386
3.50%, 04/01/27 (a)	250,000	239,042
2.63%, 11/15/27 (a)	150,000	137,441
3.75%, 05/15/28 (a)	400,000	383,696
3.63%, 04/01/30 (a)	300,000	282,867
2.25%, 06/01/31 (a)	200,000	168,564
4.25%, 04/01/40 (a)	300,000	276,711
3.60%, 11/15/42 (a)	150,000	125,415
4.25%, 04/01/50 (a)	175,000	161,156
General Electric Co.
6.75%, 03/15/32	500,000	564,635
5.88%, 01/14/38	100,000	107,664
6.88%, 01/10/39	100,000	119,855
4.35%, 05/01/50 (a)	225,000	195,651
Hexcel Corp.
4.95%, 08/15/25 (a)	100,000	98,431
4.20%, 02/15/27 (a)	150,000	142,157
Honeywell International, Inc.
2.30%, 08/15/24 (a)	250,000	241,807
4.85%, 11/01/24	50,000	49,728
1.35%, 06/01/25 (a)	400,000	373,860
2.50%, 11/01/26 (a)	450,000	420,457
1.10%, 03/01/27 (a)	250,000	220,710
4.25%, 01/15/29 (a)	400,000	389,640
2.70%, 08/15/29 (a)	250,000	222,952
1.95%, 06/01/30 (a)	300,000	252,678
1.75%, 09/01/31 (a)	450,000	361,827
5.00%, 02/15/33 (a)	350,000	357,059
5.70%, 03/15/36	200,000	212,966
5.70%, 03/15/37	200,000	213,902
3.81%, 11/21/47 (a)	300,000	256,662
2.80%, 06/01/50 (a)	250,000	186,428
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	47,637
3.15%, 08/15/27 (a)	100,000	92,625
3.50%, 02/15/28 (a)	150,000	140,796
2.30%, 03/15/31 (a)	150,000	123,857
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	100,000	96,326
3.48%, 12/01/27 (a)	190,000	174,532
2.04%, 08/16/28 (a)	100,000	84,284
4.20%, 05/01/30 (a)	250,000	232,160
IDEX Corp.
3.00%, 05/01/30 (a)	300,000	263,976
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	300,000	281,061
4.88%, 09/15/41 (a)	150,000	149,157
3.90%, 09/01/42 (a)	350,000	311,437
John Deere Capital Corp.
4.55%, 10/11/24	200,000	198,256
2.05%, 01/09/25	250,000	238,392
1.25%, 01/10/25	300,000	283,017
5.15%, 03/03/25	150,000	150,288
See financial notes
56Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 03/07/25	250,000	237,940
3.45%, 03/13/25	75,000	72,902
3.40%, 06/06/25	250,000	242,275
4.05%, 09/08/25	225,000	220,360
3.40%, 09/11/25	200,000	192,680
4.80%, 01/09/26	350,000	349,058
0.70%, 01/15/26	200,000	180,044
2.65%, 06/10/26	200,000	188,654
1.05%, 06/17/26	350,000	314,776
2.25%, 09/14/26	400,000	368,848
1.75%, 03/09/27	150,000	135,140
2.80%, 09/08/27	350,000	324,334
4.15%, 09/15/27	250,000	244,380
3.05%, 01/06/28	50,000	46,977
4.75%, 01/20/28	325,000	324,915
3.45%, 03/07/29	200,000	187,220
2.80%, 07/18/29	400,000	359,184
2.45%, 01/09/30	200,000	175,728
4.70%, 06/10/30	400,000	397,636
2.00%, 06/17/31	200,000	165,010
Johnson Controls International plc
3.63%, 07/02/24 (a)	150,000	147,020
3.90%, 02/14/26 (a)	183,000	176,095
1.75%, 09/15/30 (a)	150,000	121,341
6.00%, 01/15/36	282,000	292,936
4.63%, 07/02/44 (a)	200,000	179,376
5.13%, 09/14/45 (a)	174,000	166,285
4.50%, 02/15/47 (a)	50,000	43,830
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	190,606
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	200,000	194,086
3.85%, 12/15/26 (a)	150,000	143,309
4.40%, 06/15/28 (a)	545,000	525,469
2.90%, 12/15/29 (a)	150,000	130,133
1.80%, 01/15/31 (a)	200,000	158,756
4.85%, 04/27/35 (a)	100,000	96,162
6.15%, 12/15/40	50,000	52,482
5.05%, 04/27/45 (a)	100,000	92,574
Lafarge S.A.
7.13%, 07/15/36	150,000	163,922
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	150,000	138,702
4.40%, 03/15/29 (a)	226,000	215,378
3.50%, 11/15/51 (a)	150,000	108,930
Legrand France S.A.
8.50%, 02/15/25	150,000	157,095
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	91,368
1.70%, 08/01/27 (a)	130,000	113,073
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	225,000	218,603
5.10%, 11/15/27 (a)	200,000	203,808
1.85%, 06/15/30 (a)	150,000	125,276
3.90%, 06/15/32 (a)	300,000	283,065
5.25%, 01/15/33 (a)	250,000	259,705
4.75%, 02/15/34 (a)	500,000	499,065
3.60%, 03/01/35 (a)	100,000	89,550
4.50%, 05/15/36 (a)	100,000	96,630
6.15%, 09/01/36	200,000	221,976
5.72%, 06/01/40	100,000	108,041
4.07%, 12/15/42	525,000	468,620
3.80%, 03/01/45 (a)	300,000	253,587
4.70%, 05/15/46 (a)	350,000	339,220
2.80%, 06/15/50 (a)	250,000	177,533
4.09%, 09/15/52 (a)	400,000	352,652
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 06/15/53 (a)	250,000	220,425
5.70%, 11/15/54 (a)	250,000	278,007
4.30%, 06/15/62 (a)	200,000	177,840
5.90%, 11/15/63 (a)	200,000	228,204
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	99,003
3.45%, 06/01/27 (a)	25,000	23,582
3.50%, 12/15/27 (a)	200,000	186,850
2.50%, 03/15/30 (a)	200,000	169,466
2.40%, 07/15/31 (a)	300,000	245,454
4.25%, 12/15/47 (a)	300,000	250,305
Masco Corp.
2.00%, 10/01/30 (a)	350,000	276,542
4.50%, 05/15/47 (a)	225,000	182,430
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	150,000	135,906
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	450,000	432,864
3.20%, 02/01/27 (a)	300,000	283,446
3.25%, 01/15/28 (a)	450,000	421,326
4.40%, 05/01/30 (a)	200,000	195,294
4.70%, 03/15/33 (a)	250,000	245,627
5.15%, 05/01/40 (a)	100,000	98,761
5.05%, 11/15/40	100,000	97,351
4.75%, 06/01/43	250,000	234,152
3.85%, 04/15/45 (a)	200,000	163,654
4.03%, 10/15/47 (a)	650,000	559,708
5.25%, 05/01/50 (a)	300,000	306,549
4.95%, 03/15/53 (a)	250,000	244,357
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	140,879
2.75%, 11/15/31 (a)	100,000	80,096
5.65%, 05/15/33 (a)	150,000	148,494
Oshkosh Corp.
4.60%, 05/15/28 (a)	125,000	120,645
3.10%, 03/01/30 (a)	150,000	131,664
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	300,000	282,894
2.29%, 04/05/27 (a)	200,000	181,892
2.57%, 02/15/30 (a)	450,000	388,287
3.11%, 02/15/40 (a)	150,000	116,112
3.36%, 02/15/50 (a)	200,000	146,864
Owens Corning
3.40%, 08/15/26 (a)	200,000	189,346
3.95%, 08/15/29 (a)	150,000	139,578
3.88%, 06/01/30 (a)	100,000	91,673
7.00%, 12/01/36	145,000	158,961
4.30%, 07/15/47 (a)	100,000	82,226
4.40%, 01/30/48 (a)	150,000	124,512
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	94,153
4.25%, 09/15/27 (a)	400,000	388,340
3.25%, 06/14/29 (a)	370,000	337,000
4.20%, 11/21/34 (a)	150,000	137,955
6.25%, 05/15/38	150,000	161,891
4.45%, 11/21/44 (a)	150,000	134,247
4.10%, 03/01/47 (a)	150,000	128,064
4.00%, 06/14/49 (a)	250,000	208,490
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	235,762
Precision Castparts Corp.
3.90%, 01/15/43 (a)	350,000	300,471
4.38%, 06/15/45 (a)	139,000	124,762
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report57

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Raytheon Technologies Corp.
3.95%, 08/16/25 (a)	400,000	392,044
5.00%, 02/27/26 (a)	250,000	249,905
2.65%, 11/01/26 (a)	200,000	185,570
3.50%, 03/15/27 (a)	200,000	190,282
3.13%, 05/04/27 (a)	350,000	327,792
7.20%, 08/15/27	50,000	54,166
4.13%, 11/16/28 (a)	900,000	867,636
7.50%, 09/15/29	150,000	169,242
2.25%, 07/01/30 (a)	250,000	211,400
1.90%, 09/01/31 (a)	350,000	279,842
5.15%, 02/27/33 (a)	350,000	355,071
5.40%, 05/01/35	250,000	255,515
6.05%, 06/01/36	100,000	107,533
6.13%, 07/15/38	200,000	215,768
4.45%, 11/16/38 (a)	300,000	276,945
5.70%, 04/15/40	100,000	104,039
4.88%, 10/15/40 (c)	350,000	334,397
4.70%, 12/15/41	150,000	139,613
4.50%, 06/01/42	1,000,000	922,030
4.80%, 12/15/43 (a)	265,000	248,180
4.15%, 05/15/45 (a)	100,000	85,493
3.75%, 11/01/46 (a)	375,000	303,124
4.35%, 04/15/47 (a)	150,000	133,626
4.05%, 05/04/47 (a)	150,000	128,076
4.63%, 11/16/48 (a)	350,000	327,012
3.13%, 07/01/50 (a)	300,000	218,334
2.82%, 09/01/51 (a)	350,000	235,518
3.03%, 03/15/52 (a)	200,000	140,946
5.38%, 02/27/53 (a)	200,000	207,960
Regal Rexnord Corp.
6.05%, 02/15/26 (c)	325,000	326,017
6.05%, 04/15/28 (a)(c)	350,000	347,956
6.30%, 02/15/30 (a)(c)	300,000	299,640
6.40%, 04/15/33 (a)(c)	350,000	350,056
Republic Services, Inc.
2.50%, 08/15/24 (a)	350,000	337,886
0.88%, 11/15/25 (a)	200,000	180,232
2.90%, 07/01/26 (a)	200,000	188,746
3.38%, 11/15/27 (a)	300,000	282,549
3.95%, 05/15/28 (a)	75,000	72,207
4.88%, 04/01/29 (a)	150,000	149,955
2.30%, 03/01/30 (a)	300,000	256,821
1.45%, 02/15/31 (a)	250,000	196,495
1.75%, 02/15/32 (a)	250,000	196,460
6.20%, 03/01/40	100,000	109,373
5.70%, 05/15/41 (a)	75,000	78,411
3.05%, 03/01/50 (a)	150,000	107,420
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	100,000	96,306
3.50%, 03/01/29 (a)	100,000	94,237
1.75%, 08/15/31 (a)	150,000	121,145
4.20%, 03/01/49 (a)	100,000	89,790
2.80%, 08/15/61 (a)	150,000	98,400
Snap-on, Inc.
4.10%, 03/01/48 (a)	140,000	123,305
3.10%, 05/01/50 (a)	200,000	148,646
Sonoco Products Co.
1.80%, 02/01/25 (a)	125,000	117,543
3.13%, 05/01/30 (a)	300,000	262,026
2.85%, 02/01/32 (a)	100,000	83,434
5.75%, 11/01/40 (a)	180,000	179,271
Stanley Black & Decker, Inc.
2.30%, 02/24/25 (a)	150,000	142,188
3.40%, 03/01/26 (a)	150,000	142,434
4.25%, 11/15/28 (a)	150,000	142,976
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 03/15/30 (a)	250,000	207,000
5.20%, 09/01/40	109,000	102,101
4.85%, 11/15/48 (a)	225,000	195,134
2.75%, 11/15/50 (a)	250,000	149,218
4.00%, 03/15/60 (a)(b)	250,000	191,200
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	250,000	226,312
2.25%, 04/01/28 (a)	200,000	174,700
2.75%, 04/01/31 (a)	300,000	250,932
Textron, Inc.
3.88%, 03/01/25 (a)	100,000	97,207
4.00%, 03/15/26 (a)	100,000	96,698
3.65%, 03/15/27 (a)	150,000	141,071
3.38%, 03/01/28 (a)	100,000	91,429
3.90%, 09/17/29 (a)	150,000	138,042
2.45%, 03/15/31 (a)	150,000	123,749
Timken Co.
3.88%, 09/01/24 (a)	150,000	146,645
4.50%, 12/15/28 (a)	150,000	143,186
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	200,000	202,746
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	300,000	284,271
5.75%, 06/15/43	200,000	205,484
4.30%, 02/21/48 (a)	150,000	129,722
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	200,000	188,640
4.65%, 11/01/44 (a)	100,000	89,352
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	130,000	114,340
5.25%, 10/01/54 (a)	200,000	178,608
Vontier Corp.
1.80%, 04/01/26 (a)	150,000	133,557
2.40%, 04/01/28 (a)	150,000	125,499
2.95%, 04/01/31 (a)	200,000	160,126
Vulcan Materials Co.
3.90%, 04/01/27 (a)	150,000	144,365
3.50%, 06/01/30 (a)	250,000	226,105
4.50%, 06/15/47 (a)	250,000	218,370
4.70%, 03/01/48 (a)	150,000	134,384
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	192,622
3.50%, 05/01/29 (a)	209,000	192,652
2.60%, 02/01/30 (a)	250,000	216,797
2.20%, 01/15/32 (a)	350,000	283,430
3.20%, 06/01/32 (a)	100,000	87,274
3.05%, 04/01/50 (a)	225,000	156,782
2.95%, 01/15/52 (a)	300,000	205,995
Waste Management, Inc.
0.75%, 11/15/25 (a)	300,000	270,870
3.15%, 11/15/27 (a)	300,000	281,847
1.15%, 03/15/28 (a)	250,000	213,337
4.63%, 02/15/30 (a)	250,000	246,460
1.50%, 03/15/31 (a)	200,000	159,530
4.15%, 04/15/32 (a)	100,000	95,343
4.10%, 03/01/45 (a)	250,000	218,052
4.15%, 07/15/49 (a)	250,000	220,805
2.50%, 11/15/50 (a)	250,000	160,630
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	200,000	190,110
3.45%, 11/15/26 (a)	150,000	140,564
4.95%, 09/15/28 (a)(g)	300,000	290,985
See financial notes
58Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WW Grainger, Inc.
1.85%, 02/15/25 (a)	300,000	284,841
4.60%, 06/15/45 (a)	150,000	142,301
4.20%, 05/15/47 (a)	225,000	197,384
Xylem, Inc.
3.25%, 11/01/26 (a)	160,000	150,696
1.95%, 01/30/28 (a)	100,000	87,902
2.25%, 01/30/31 (a)	150,000	124,733
4.38%, 11/01/46 (a)	145,000	123,056
		88,885,586
Communications 2.2%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	250,000	238,613
3.40%, 06/15/27 (a)	100,000	94,630
1.35%, 09/15/30 (a)	225,000	180,257
4.50%, 06/15/47 (a)	78,000	72,004
2.50%, 09/15/50 (a)	400,000	257,340
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	300,000	275,277
2.88%, 05/07/30 (a)	350,000	304,815
6.38%, 03/01/35	350,000	383,278
6.13%, 11/15/37	100,000	106,937
6.13%, 03/30/40	625,000	666,456
4.38%, 07/16/42	300,000	264,699
4.38%, 04/22/49 (a)	350,000	305,441
American Tower Corp.
2.95%, 01/15/25 (a)	280,000	267,879
2.40%, 03/15/25 (a)	350,000	330,085
4.00%, 06/01/25 (a)	100,000	96,679
4.40%, 02/15/26 (a)	100,000	97,302
1.60%, 04/15/26 (a)	350,000	314,177
3.38%, 10/15/26 (a)	425,000	397,719
2.75%, 01/15/27 (a)	65,000	59,257
3.13%, 01/15/27 (a)	150,000	138,407
3.65%, 03/15/27 (a)	250,000	234,375
3.55%, 07/15/27 (a)	250,000	232,173
3.60%, 01/15/28 (a)	300,000	277,251
1.50%, 01/31/28 (a)	250,000	210,388
3.95%, 03/15/29 (a)	200,000	184,866
3.80%, 08/15/29 (a)	325,000	297,723
2.90%, 01/15/30 (a)	150,000	129,777
1.88%, 10/15/30 (a)	250,000	197,808
2.30%, 09/15/31 (a)	200,000	159,558
4.05%, 03/15/32 (a)	250,000	227,665
5.65%, 03/15/33 (a)	200,000	203,882
5.55%, 07/15/33 (a)	500,000	504,060
3.70%, 10/15/49 (a)	400,000	288,404
3.10%, 06/15/50 (a)	325,000	214,052
2.95%, 01/15/51 (a)	275,000	174,537
AT&T, Inc.
3.88%, 01/15/26 (a)	100,000	96,808
5.54%, 02/20/26 (a)	300,000	300,150
1.70%, 03/25/26 (a)	900,000	820,314
2.95%, 07/15/26 (a)	200,000	188,328
3.80%, 02/15/27 (a)	250,000	239,173
4.25%, 03/01/27 (a)	400,000	389,196
2.30%, 06/01/27 (a)	700,000	630,546
1.65%, 02/01/28 (a)	650,000	559,448
4.10%, 02/15/28 (a)	350,000	335,723
4.35%, 03/01/29 (a)	950,000	912,750
4.30%, 02/15/30 (a)	800,000	760,240
2.75%, 06/01/31 (a)	900,000	760,221
2.25%, 02/01/32 (a)	700,000	556,731
2.55%, 12/01/33 (a)	1,181,000	925,739
5.40%, 02/15/34 (a)	750,000	752,415
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 05/15/35 (a)	800,000	736,136
5.25%, 03/01/37 (a)	300,000	293,385
4.90%, 08/15/37 (a)	229,000	215,384
4.85%, 03/01/39 (a)	300,000	276,939
5.35%, 09/01/40	250,000	243,723
3.50%, 06/01/41 (a)	700,000	538,594
5.55%, 08/15/41	175,000	173,534
4.30%, 12/15/42 (a)	450,000	382,671
3.10%, 02/01/43 (a)	300,000	216,393
4.65%, 06/01/44 (a)	200,000	174,744
4.35%, 06/15/45 (a)	350,000	293,566
4.75%, 05/15/46 (a)	550,000	486,260
5.15%, 11/15/46 (a)	275,000	257,084
5.65%, 02/15/47 (a)	250,000	252,860
5.45%, 03/01/47 (a)	128,000	125,126
4.50%, 03/09/48 (a)	500,000	423,465
4.55%, 03/09/49 (a)	309,000	263,262
5.15%, 02/15/50 (a)	200,000	189,026
3.65%, 06/01/51 (a)	875,000	643,781
3.30%, 02/01/52 (a)	275,000	193,611
3.50%, 09/15/53 (a)	2,000,000	1,418,000
3.55%, 09/15/55 (a)	2,100,000	1,472,205
3.80%, 12/01/57 (a)	1,675,000	1,213,336
3.65%, 09/15/59 (a)	1,800,000	1,254,420
3.85%, 06/01/60 (a)	300,000	218,466
3.50%, 02/01/61 (a)	100,000	69,697
Bell Canada
4.46%, 04/01/48 (a)	500,000	434,465
4.30%, 07/29/49 (a)	50,000	42,280
3.20%, 02/15/52 (a)	300,000	208,026
3.65%, 08/15/52 (a)	250,000	189,868
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33 (a)	300,000	296,640
British Telecommunications PLC
5.13%, 12/04/28 (a)	600,000	589,572
9.63%, 12/15/30 (g)	350,000	430,101
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	1,200,000	1,177,512
3.75%, 02/15/28 (a)	375,000	344,917
4.20%, 03/15/28 (a)	275,000	258,478
2.25%, 01/15/29 (a)	200,000	166,664
5.05%, 03/30/29 (a)	400,000	381,664
2.80%, 04/01/31 (a)	550,000	443,976
2.30%, 02/01/32 (a)	300,000	227,208
4.40%, 04/01/33 (a)	150,000	132,011
6.38%, 10/23/35 (a)	600,000	586,932
5.38%, 04/01/38 (a)	350,000	299,064
3.50%, 06/01/41 (a)	300,000	203,295
3.50%, 03/01/42 (a)	400,000	267,772
6.48%, 10/23/45 (a)	1,000,000	942,630
5.38%, 05/01/47 (a)	700,000	579,355
5.75%, 04/01/48 (a)	700,000	600,782
5.13%, 07/01/49 (a)	400,000	314,956
4.80%, 03/01/50 (a)	800,000	603,344
3.70%, 04/01/51 (a)	550,000	350,548
3.90%, 06/01/52 (a)	525,000	343,518
5.25%, 04/01/53 (a)	400,000	323,640
6.83%, 10/23/55 (a)	150,000	141,977
3.85%, 04/01/61 (a)	550,000	335,681
4.40%, 12/01/61 (a)	425,000	286,879
3.95%, 06/30/62 (a)	325,000	201,240
5.50%, 04/01/63 (a)	300,000	241,620
Comcast Corp.
3.38%, 08/15/25 (a)	400,000	386,352
3.95%, 10/15/25 (a)	900,000	877,581
5.25%, 11/07/25	500,000	502,945
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report59

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 03/01/26 (a)	500,000	479,355
2.35%, 01/15/27 (a)	450,000	413,820
3.30%, 02/01/27 (a)	380,000	360,966
3.30%, 04/01/27 (a)	25,000	23,653
5.35%, 11/15/27 (a)	200,000	204,072
3.15%, 02/15/28 (a)	500,000	467,260
3.55%, 05/01/28 (a)	292,000	276,781
4.15%, 10/15/28 (a)	1,150,000	1,115,569
2.65%, 02/01/30 (a)	675,000	591,671
3.40%, 04/01/30 (a)	500,000	459,950
4.25%, 10/15/30 (a)	400,000	385,792
1.95%, 01/15/31 (a)	500,000	409,540
1.50%, 02/15/31 (a)	500,000	398,225
5.50%, 11/15/32 (a)	300,000	312,003
4.25%, 01/15/33	500,000	476,205
7.05%, 03/15/33	250,000	289,110
4.20%, 08/15/34 (a)	350,000	326,497
5.65%, 06/15/35	300,000	315,342
4.40%, 08/15/35 (a)	230,000	217,279
6.50%, 11/15/35	150,000	168,972
3.20%, 07/15/36 (a)	375,000	309,082
3.90%, 03/01/38 (a)	350,000	304,724
4.60%, 10/15/38 (a)	300,000	280,254
3.25%, 11/01/39 (a)	400,000	318,112
3.75%, 04/01/40 (a)	450,000	379,773
4.65%, 07/15/42	150,000	138,738
4.75%, 03/01/44	200,000	185,822
4.60%, 08/15/45 (a)	250,000	227,505
3.40%, 07/15/46 (a)	400,000	304,068
4.00%, 08/15/47 (a)	266,000	222,286
3.97%, 11/01/47 (a)	598,000	498,104
4.00%, 03/01/48 (a)	300,000	251,193
4.70%, 10/15/48 (a)	550,000	518,314
4.00%, 11/01/49 (a)	600,000	499,212
3.45%, 02/01/50 (a)	550,000	420,552
2.80%, 01/15/51 (a)	550,000	364,160
2.89%, 11/01/51 (a)	1,433,000	962,890
2.45%, 08/15/52 (a)	500,000	306,870
4.05%, 11/01/52 (a)	278,000	231,735
5.35%, 05/15/53 (a)	500,000	508,730
2.94%, 11/01/56 (a)	1,563,000	1,019,607
4.95%, 10/15/58 (a)	300,000	288,939
2.65%, 08/15/62 (a)	350,000	208,915
2.99%, 11/01/63 (a)	1,000,000	634,410
5.50%, 05/15/64 (a)	350,000	355,103
Crown Castle International Corp.
3.20%, 09/01/24 (a)	250,000	242,295
1.35%, 07/15/25 (a)	200,000	183,310
4.45%, 02/15/26 (a)	300,000	292,818
3.70%, 06/15/26 (a)	250,000	237,820
1.05%, 07/15/26 (a)	100,000	87,828
4.00%, 03/01/27 (a)	200,000	190,616
2.90%, 03/15/27 (a)	250,000	229,030
3.65%, 09/01/27 (a)	300,000	280,713
3.80%, 02/15/28 (a)	300,000	280,488
4.30%, 02/15/29 (a)	150,000	141,443
3.10%, 11/15/29 (a)	300,000	262,047
3.30%, 07/01/30 (a)	200,000	177,392
2.25%, 01/15/31 (a)	350,000	286,041
2.10%, 04/01/31 (a)	200,000	160,354
2.50%, 07/15/31 (a)	250,000	205,955
2.90%, 04/01/41 (a)	300,000	210,918
4.75%, 05/15/47 (a)	125,000	107,928
5.20%, 02/15/49 (a)	150,000	139,371
4.00%, 11/15/49 (a)	50,000	38,509
4.15%, 07/01/50 (a)	150,000	119,339
3.25%, 01/15/51 (a)	350,000	240,111
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Crown Castle, Inc.
5.10%, 05/01/33 (a)	200,000	197,260
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	1,100,000	1,318,636
9.25%, 06/01/32	50,000	63,662
Discovery Communications LLC
3.90%, 11/15/24 (a)	350,000	339,913
3.45%, 03/15/25 (a)	250,000	239,360
4.90%, 03/11/26 (a)	100,000	98,208
3.95%, 03/20/28 (a)	450,000	419,040
4.13%, 05/15/29 (a)	250,000	229,515
3.63%, 05/15/30 (a)	250,000	219,683
5.00%, 09/20/37 (a)	200,000	171,860
6.35%, 06/01/40	200,000	195,858
4.88%, 04/01/43	125,000	101,725
5.20%, 09/20/47 (a)	350,000	289,075
5.30%, 05/15/49 (a)	225,000	187,954
4.65%, 05/15/50 (a)	250,000	190,053
4.00%, 09/15/55 (a)	514,000	342,257
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	74,317
1.85%, 02/15/31 (a)	250,000	202,230
2.95%, 02/15/51 (a)	250,000	169,913
Fox Corp.
3.05%, 04/07/25 (a)	250,000	239,593
4.71%, 01/25/29 (a)	600,000	584,022
3.50%, 04/08/30 (a)	200,000	180,340
5.48%, 01/25/39 (a)	400,000	374,720
5.58%, 01/25/49 (a)	350,000	328,275
Grupo Televisa S.A.B.
8.50%, 03/11/32	150,000	177,284
6.63%, 01/15/40	200,000	209,386
5.00%, 05/13/45 (a)	250,000	216,255
6.13%, 01/31/46 (a)	250,000	248,253
5.25%, 05/24/49 (a)	200,000	179,906
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	291,177
2.40%, 03/01/31 (a)	200,000	163,164
5.40%, 10/01/48 (a)	200,000	187,778
Koninklijke KPN N.V.
8.38%, 10/01/30	390,000	450,965
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	800,000	760,264
4.60%, 05/15/28 (a)	400,000	396,004
4.80%, 05/15/30 (a)	500,000	500,500
3.85%, 08/15/32 (a)	875,000	813,627
4.95%, 05/15/33 (a)	450,000	449,743
4.45%, 08/15/52 (a)	700,000	610,435
5.60%, 05/15/53 (a)	500,000	514,040
4.65%, 08/15/62 (a)	425,000	373,715
5.75%, 05/15/63 (a)	500,000	517,625
NBCUniversal Media LLC
4.45%, 01/15/43	200,000	179,928
Netflix, Inc.
5.88%, 02/15/25	250,000	251,178
4.38%, 11/15/26	250,000	244,635
4.88%, 04/15/28	450,000	445,527
5.88%, 11/15/28	500,000	518,890
6.38%, 05/15/29	250,000	264,872
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	200,000	168,154
4.20%, 06/01/30 (a)	200,000	187,686
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	250,000	243,160
3.60%, 04/15/26 (a)	500,000	480,700
See financial notes
60Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Orange S.A.
9.00%, 03/01/31	800,000	984,040
5.38%, 01/13/42	250,000	249,285
5.50%, 02/06/44 (a)	150,000	152,561
Rogers Communications, Inc.
2.95%, 03/15/25 (a)(c)	300,000	285,324
3.63%, 12/15/25 (a)	270,000	255,552
2.90%, 11/15/26 (a)	100,000	91,787
3.20%, 03/15/27 (a)(c)	400,000	371,940
3.80%, 03/15/32 (a)(c)	500,000	437,770
7.50%, 08/15/38	150,000	166,862
4.50%, 03/15/42 (a)(c)	250,000	208,078
4.50%, 03/15/43 (a)	200,000	166,684
5.45%, 10/01/43 (a)	250,000	231,315
5.00%, 03/15/44 (a)	350,000	310,856
4.30%, 02/15/48 (a)	150,000	117,767
4.35%, 05/01/49 (a)	300,000	239,355
3.70%, 11/15/49 (a)	300,000	214,080
4.55%, 03/15/52 (a)(c)	450,000	364,338
Sprint Capital Corp.
6.88%, 11/15/28	750,000	795,585
8.75%, 03/15/32	650,000	785,947
Sprint Corp.
7.63%, 02/15/25 (a)	400,000	408,564
7.63%, 03/01/26 (a)	500,000	519,690
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	100,000	96,489
5.00%, 03/28/26	250,000	247,590
3.70%, 04/14/27 (a)	200,000	189,628
4.00%, 04/14/32 (a)	150,000	137,723
TCI Communications, Inc.
7.88%, 02/15/26	200,000	213,434
7.13%, 02/15/28	250,000	271,705
Telefonica Emisiones S.A.
4.10%, 03/08/27	350,000	336,112
7.05%, 06/20/36	550,000	602,250
4.67%, 03/06/38	200,000	169,828
5.21%, 03/08/47	700,000	609,504
4.90%, 03/06/48	375,000	314,580
5.52%, 03/01/49 (a)	375,000	339,015
Telefonica Europe BV
8.25%, 09/15/30	450,000	520,420
TELUS Corp.
2.80%, 02/16/27 (a)	150,000	138,807
3.70%, 09/15/27 (a)	200,000	188,304
3.40%, 05/13/32 (a)	300,000	257,037
4.60%, 11/16/48 (a)	200,000	171,964
4.30%, 06/15/49 (a)	175,000	142,973
Time Warner Cable LLC
6.55%, 05/01/37	300,000	289,098
7.30%, 07/01/38	500,000	511,130
6.75%, 06/15/39	375,000	360,649
5.88%, 11/15/40 (a)	350,000	310,586
5.50%, 09/01/41 (a)	350,000	293,419
4.50%, 09/15/42 (a)	375,000	280,211
Time Warner Entertainment Co. LP
8.38%, 07/15/33	300,000	330,894
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	850,000	818,082
1.50%, 02/15/26 (a)	350,000	316,739
2.25%, 02/15/26 (a)	500,000	460,775
2.63%, 04/15/26 (a)	325,000	301,590
3.75%, 04/15/27 (a)	1,200,000	1,137,216
5.38%, 04/15/27 (a)	200,000	199,076
4.75%, 02/01/28 (a)	450,000	437,755
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.05%, 02/15/28 (a)	600,000	521,466
4.95%, 03/15/28 (a)	300,000	295,794
4.80%, 07/15/28 (a)	250,000	245,743
2.63%, 02/15/29 (a)	225,000	195,752
2.40%, 03/15/29 (a)	200,000	172,044
3.38%, 04/15/29 (a)	800,000	720,056
3.88%, 04/15/30 (a)	1,750,000	1,614,112
2.55%, 02/15/31 (a)	750,000	623,782
2.88%, 02/15/31 (a)	200,000	169,736
3.50%, 04/15/31 (a)	800,000	705,920
2.25%, 11/15/31 (a)	250,000	200,508
2.70%, 03/15/32 (a)	250,000	207,315
5.20%, 01/15/33 (a)	250,000	248,543
5.05%, 07/15/33 (a)	350,000	343,854
4.38%, 04/15/40 (a)	300,000	265,944
3.00%, 02/15/41 (a)	600,000	438,714
4.50%, 04/15/50 (a)	825,000	710,506
3.30%, 02/15/51 (a)	800,000	563,352
3.40%, 10/15/52 (a)	800,000	572,104
5.65%, 01/15/53 (a)	400,000	406,692
5.75%, 01/15/54 (a)	500,000	516,565
3.60%, 11/15/60 (a)	500,000	351,830
5.80%, 09/15/62 (a)	200,000	203,888
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	192,228
3.00%, 02/13/26	350,000	334,365
1.85%, 07/30/26	400,000	365,408
7.00%, 03/01/32	200,000	229,026
4.38%, 08/16/41	150,000	137,198
4.13%, 12/01/41	200,000	176,376
4.13%, 06/01/44	350,000	307,825
3.00%, 07/30/46	150,000	108,249
Verizon Communications, Inc.
3.50%, 11/01/24 (a)	358,000	348,721
3.38%, 02/15/25	350,000	338,306
0.85%, 11/20/25 (a)	400,000	361,328
1.45%, 03/20/26 (a)	550,000	498,976
2.63%, 08/15/26	425,000	395,505
4.13%, 03/16/27	700,000	680,673
3.00%, 03/22/27 (a)	250,000	233,825
2.10%, 03/22/28 (a)	850,000	747,107
4.33%, 09/21/28	1,150,000	1,108,910
3.88%, 02/08/29 (a)	325,000	305,571
4.02%, 12/03/29 (a)	1,107,000	1,034,392
3.15%, 03/22/30 (a)	450,000	400,977
1.50%, 09/18/30 (a)	300,000	236,973
1.68%, 10/30/30 (a)	418,000	331,094
7.75%, 12/01/30	150,000	174,956
1.75%, 01/20/31 (a)	700,000	552,321
2.55%, 03/21/31 (a)	1,200,000	1,003,716
2.36%, 03/15/32 (a)	1,290,000	1,038,760
5.05%, 05/09/33 (a)	300,000	296,841
4.50%, 08/10/33	500,000	472,455
4.40%, 11/01/34 (a)	550,000	508,101
4.27%, 01/15/36	700,000	633,493
5.25%, 03/16/37	400,000	397,356
4.81%, 03/15/39	400,000	374,684
2.65%, 11/20/40 (a)	900,000	627,669
3.40%, 03/22/41 (a)	1,100,000	849,783
4.75%, 11/01/41	50,000	46,157
3.85%, 11/01/42 (a)	156,000	126,277
6.55%, 09/15/43	200,000	223,410
4.13%, 08/15/46	350,000	289,523
4.86%, 08/21/46	650,000	596,635
4.52%, 09/15/48	400,000	354,880
4.00%, 03/22/50 (a)	350,000	284,613
2.88%, 11/20/50 (a)	800,000	521,592
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report61

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 03/22/51 (a)	1,250,000	934,375
3.88%, 03/01/52 (a)	250,000	196,460
5.01%, 08/21/54	275,000	257,463
4.67%, 03/15/55	225,000	200,810
2.99%, 10/30/56 (a)	1,000,000	636,330
3.00%, 11/20/60 (a)	600,000	376,248
3.70%, 03/22/61 (a)	1,000,000	729,060
ViacomCBS, Inc.
4.00%, 01/15/26 (a)	250,000	238,393
2.90%, 01/15/27 (a)	250,000	225,155
3.38%, 02/15/28 (a)	150,000	133,490
3.70%, 06/01/28 (a)	150,000	133,637
4.20%, 06/01/29 (a)	189,000	168,764
7.88%, 07/30/30	225,000	237,868
4.95%, 01/15/31 (a)	250,000	225,968
4.20%, 05/19/32 (a)	325,000	272,577
5.50%, 05/15/33	200,000	184,040
6.88%, 04/30/36	325,000	316,316
5.90%, 10/15/40 (a)	100,000	87,396
4.85%, 07/01/42 (a)	325,000	242,973
4.38%, 03/15/43	250,000	177,190
5.85%, 09/01/43 (a)	300,000	256,404
5.25%, 04/01/44 (a)	200,000	152,304
4.90%, 08/15/44 (a)	200,000	148,496
4.60%, 01/15/45 (a)	125,000	89,168
4.95%, 05/19/50 (a)	300,000	225,585
Vodafone Group PLC
4.13%, 05/30/25	450,000	439,362
4.38%, 05/30/28	300,000	293,793
7.88%, 02/15/30	200,000	229,570
6.25%, 11/30/32	100,000	106,592
6.15%, 02/27/37	430,000	450,919
5.00%, 05/30/38	250,000	236,280
4.38%, 02/19/43	400,000	336,316
5.25%, 05/30/48	450,000	424,233
4.88%, 06/19/49	525,000	467,245
4.25%, 09/17/50	475,000	382,009
5.13%, 06/19/59	175,000	156,177
5.75%, 02/10/63 (a)	100,000	97,178
Walt Disney Co.
1.75%, 08/30/24 (a)	350,000	335,492
3.70%, 09/15/24 (a)	150,000	146,985
3.35%, 03/24/25	500,000	484,585
3.70%, 10/15/25 (a)	250,000	242,880
1.75%, 01/13/26	500,000	463,225
3.38%, 11/15/26 (a)	200,000	190,474
3.70%, 03/23/27	200,000	193,472
2.20%, 01/13/28	350,000	316,816
2.00%, 09/01/29 (a)	375,000	319,485
3.80%, 03/22/30	200,000	189,334
2.65%, 01/13/31	600,000	522,768
6.55%, 03/15/33	100,000	111,647
6.20%, 12/15/34	200,000	221,030
6.40%, 12/15/35	250,000	281,497
6.15%, 03/01/37	100,000	108,637
6.65%, 11/15/37	350,000	406,122
4.63%, 03/23/40 (a)	250,000	240,820
3.50%, 05/13/40 (a)	550,000	454,817
6.15%, 02/15/41	175,000	193,039
4.75%, 09/15/44 (a)	190,000	180,513
4.95%, 10/15/45 (a)	135,000	130,652
7.75%, 12/01/45	100,000	131,943
4.75%, 11/15/46 (a)	125,000	118,055
2.75%, 09/01/49 (a)	500,000	339,205
4.70%, 03/23/50 (a)	550,000	527,444
3.60%, 01/13/51 (a)	800,000	638,576
3.80%, 05/13/60 (a)	475,000	382,166
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Warnermedia Holdings, Inc.
3.64%, 03/15/25	500,000	482,395
3.76%, 03/15/27 (a)	1,250,000	1,166,850
4.05%, 03/15/29 (a)	450,000	411,651
4.28%, 03/15/32 (a)	1,350,000	1,198,003
5.05%, 03/15/42 (a)	1,325,000	1,112,722
5.14%, 03/15/52 (a)	1,950,000	1,591,258
5.39%, 03/15/62 (a)	800,000	651,416
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	194,276
3.38%, 07/08/30 (a)	300,000	240,357
WPP Finance 2010
3.75%, 09/19/24	250,000	242,748
		153,224,457
Consumer Cyclical 1.7%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	100,000	83,175
3.90%, 04/15/30 (a)	150,000	129,248
3.50%, 03/15/32 (a)	100,000	80,673
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	625,000	605,250
3.40%, 12/06/27 (a)	850,000	790,015
2.13%, 02/09/31 (a)	450,000	366,309
4.50%, 11/28/34 (a)	200,000	184,508
4.00%, 12/06/37 (a)	300,000	251,325
2.70%, 02/09/41 (a)	250,000	168,320
4.20%, 12/06/47 (a)	350,000	275,828
3.15%, 02/09/51 (a)	400,000	259,232
4.40%, 12/06/57 (a)	300,000	236,451
3.25%, 02/09/61 (a)	300,000	185,661
Amazon.com, Inc.
2.80%, 08/22/24 (a)	500,000	486,370
4.70%, 11/29/24	250,000	248,640
3.80%, 12/05/24 (a)	450,000	441,882
3.00%, 04/13/25	400,000	386,292
0.80%, 06/03/25 (a)	250,000	231,215
4.60%, 12/01/25	350,000	347,508
5.20%, 12/03/25 (a)	200,000	200,732
1.00%, 05/12/26 (a)	825,000	742,112
3.30%, 04/13/27 (a)	600,000	572,448
1.20%, 06/03/27 (a)	300,000	263,442
3.15%, 08/22/27 (a)	750,000	706,507
4.55%, 12/01/27 (a)	500,000	496,975
1.65%, 05/12/28 (a)	700,000	612,003
3.45%, 04/13/29 (a)	350,000	329,794
4.65%, 12/01/29 (a)	625,000	627,525
1.50%, 06/03/30 (a)	700,000	576,317
2.10%, 05/12/31 (a)	700,000	589,078
3.60%, 04/13/32 (a)	700,000	653,100
4.70%, 12/01/32 (a)	625,000	630,181
4.80%, 12/05/34 (a)	300,000	306,801
3.88%, 08/22/37 (a)	700,000	639,891
2.88%, 05/12/41 (a)	650,000	502,684
4.95%, 12/05/44 (a)	400,000	405,176
4.05%, 08/22/47 (a)	1,050,000	943,131
2.50%, 06/03/50 (a)	600,000	399,300
3.10%, 05/12/51 (a)	900,000	672,183
3.95%, 04/13/52 (a)	700,000	609,469
4.25%, 08/22/57 (a)	525,000	475,387
2.70%, 06/03/60 (a)	600,000	386,016
3.25%, 05/12/61 (a)	600,000	434,988
4.10%, 04/13/62 (a)	325,000	281,521
American Honda Finance Corp.
0.55%, 07/12/24	300,000	284,982
2.15%, 09/10/24	200,000	192,252
See financial notes
62Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 01/13/25	300,000	283,554
5.00%, 05/23/25	500,000	498,500
1.20%, 07/08/25	400,000	368,488
1.00%, 09/10/25	200,000	182,618
1.30%, 09/09/26	300,000	267,249
2.30%, 09/09/26	250,000	230,063
2.35%, 01/08/27	200,000	183,626
3.50%, 02/15/28	200,000	188,494
2.25%, 01/12/29	350,000	304,545
4.60%, 04/17/30	200,000	195,652
1.80%, 01/13/31	250,000	203,325
Aptiv PLC
2.40%, 02/18/25 (a)	200,000	190,090
4.35%, 03/15/29 (a)	100,000	96,273
3.25%, 03/01/32 (a)	250,000	213,945
4.40%, 10/01/46 (a)	75,000	58,619
5.40%, 03/15/49 (a)	125,000	111,094
3.10%, 12/01/51 (a)	350,000	220,574
4.15%, 05/01/52 (a)	300,000	229,113
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	96,571
3.80%, 11/15/27 (a)	350,000	321,555
4.75%, 06/01/30 (a)	300,000	281,598
2.40%, 08/01/31 (a)	150,000	114,348
AutoZone, Inc.
3.25%, 04/15/25 (a)	200,000	191,714
3.63%, 04/15/25 (a)	100,000	96,788
3.13%, 04/21/26 (a)	50,000	47,336
3.75%, 06/01/27 (a)	200,000	190,638
3.75%, 04/18/29 (a)	200,000	185,244
4.00%, 04/15/30 (a)	250,000	232,485
1.65%, 01/15/31 (a)	150,000	117,146
4.75%, 08/01/32 (a)	225,000	217,611
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	194,078
1.95%, 10/01/30 (a)	200,000	161,440
Block Financial LLC
5.25%, 10/01/25 (a)	125,000	123,316
2.50%, 07/15/28 (a)	150,000	127,829
3.88%, 08/15/30 (a)	250,000	220,750
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	375,000	361,811
3.55%, 03/15/28 (a)	150,000	141,236
4.63%, 04/13/30 (a)	500,000	487,900
BorgWarner, Inc.
2.65%, 07/01/27 (a)	425,000	387,358
4.38%, 03/15/45 (a)	170,000	137,144
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	145,850
2.50%, 04/01/31 (a)	375,000	301,687
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	86,510
3.70%, 01/15/31 (a)	200,000	169,176
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	450,000	427,774
1.60%, 04/20/30 (a)	400,000	333,664
1.75%, 04/20/32 (a)	600,000	485,754
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	136,839
1.50%, 09/01/30 (a)	250,000	202,725
4.88%, 10/01/43 (a)	100,000	95,009
2.60%, 09/01/50 (a)	200,000	129,314
Daimler Finance North America LLC
8.50%, 01/18/31	450,000	560,182
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	148,051
4.55%, 02/15/48 (a)	100,000	84,091
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	225,000	184,536
4.10%, 01/15/52 (a)	250,000	173,930
Dollar General Corp.
4.25%, 09/20/24	200,000	196,350
4.15%, 11/01/25 (a)	89,000	86,401
3.88%, 04/15/27 (a)	150,000	143,453
4.63%, 11/01/27 (a)	200,000	196,024
4.13%, 05/01/28 (a)	150,000	142,902
3.50%, 04/03/30 (a)	300,000	268,923
5.00%, 11/01/32 (a)	200,000	194,566
5.45%, 07/05/33 (a)	300,000	297,507
4.13%, 04/03/50 (a)	150,000	117,987
5.50%, 11/01/52 (a)	100,000	96,124
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	250,000	242,365
4.20%, 05/15/28 (a)	325,000	308,240
2.65%, 12/01/31 (a)	250,000	204,508
3.38%, 12/01/51 (a)	150,000	101,351
DR Horton, Inc.
2.50%, 10/15/24 (a)	150,000	143,838
2.60%, 10/15/25 (a)	210,000	196,730
1.40%, 10/15/27 (a)	225,000	193,446
eBay, Inc.
3.45%, 08/01/24 (a)	300,000	293,541
1.90%, 03/11/25 (a)	150,000	141,143
1.40%, 05/10/26 (a)	200,000	180,686
3.60%, 06/05/27 (a)	350,000	331,705
2.70%, 03/11/30 (a)	200,000	171,924
2.60%, 05/10/31 (a)	250,000	209,378
6.30%, 11/22/32 (a)	100,000	105,118
4.00%, 07/15/42 (a)	250,000	199,928
3.65%, 05/10/51 (a)	250,000	183,865
Expedia Group, Inc.
5.00%, 02/15/26 (a)	100,000	98,712
4.63%, 08/01/27 (a)	225,000	218,518
3.80%, 02/15/28 (a)	300,000	281,208
3.25%, 02/15/30 (a)	425,000	370,277
2.95%, 03/15/31 (a)	100,000	84,829
Ford Foundation
2.42%, 06/01/50 (a)	250,000	165,983
2.82%, 06/01/70 (a)	100,000	62,784
General Motors Co.
4.00%, 04/01/25	150,000	145,913
6.13%, 10/01/25 (a)	350,000	352,579
4.20%, 10/01/27 (a)	250,000	237,292
6.80%, 10/01/27 (a)	450,000	467,932
5.00%, 10/01/28 (a)	400,000	389,380
5.40%, 10/15/29 (a)	400,000	390,472
5.60%, 10/15/32 (a)	350,000	339,472
5.00%, 04/01/35	200,000	181,926
6.60%, 04/01/36 (a)	350,000	360,314
5.15%, 04/01/38 (a)	350,000	313,271
6.25%, 10/02/43	400,000	392,640
5.20%, 04/01/45	400,000	341,328
6.75%, 04/01/46 (a)	250,000	253,345
5.40%, 04/01/48 (a)	200,000	173,266
5.95%, 04/01/49 (a)	100,000	93,532
General Motors Financial Co., Inc.
1.20%, 10/15/24	200,000	188,160
3.50%, 11/07/24 (a)	250,000	241,902
4.00%, 01/15/25 (a)	250,000	242,360
2.90%, 02/26/25 (a)	500,000	475,285
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report63

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 04/07/25	350,000	337,781
4.35%, 04/09/25 (a)	61,000	59,440
2.75%, 06/20/25 (a)	250,000	235,625
6.05%, 10/10/25	375,000	376,241
1.25%, 01/08/26 (a)	425,000	379,861
5.25%, 03/01/26 (a)	400,000	393,948
5.40%, 04/06/26	500,000	494,455
1.50%, 06/10/26 (a)	350,000	309,585
4.00%, 10/06/26 (a)	300,000	284,910
4.35%, 01/17/27 (a)	500,000	479,900
2.35%, 02/26/27 (a)	250,000	223,260
5.00%, 04/09/27 (a)	400,000	389,892
2.70%, 08/20/27 (a)	500,000	443,455
3.85%, 01/05/28 (a)	375,000	347,272
2.40%, 04/10/28 (a)	300,000	259,110
2.40%, 10/15/28 (a)	300,000	254,586
5.65%, 01/17/29 (a)	150,000	148,268
3.60%, 06/21/30 (a)	500,000	433,705
2.35%, 01/08/31 (a)	300,000	235,974
2.70%, 06/10/31 (a)	450,000	359,536
3.10%, 01/12/32 (a)	600,000	486,114
6.40%, 01/09/33 (a)	100,000	101,700
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	97,931
2.75%, 02/01/32 (a)	250,000	205,775
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24 (a)	150,000	144,872
5.25%, 06/01/25 (a)	300,000	294,381
5.38%, 04/15/26 (a)	350,000	342,842
5.75%, 06/01/28 (a)	150,000	146,774
5.30%, 01/15/29 (a)	225,000	214,949
4.00%, 01/15/30 (a)	225,000	195,431
4.00%, 01/15/31 (a)	250,000	216,475
3.25%, 01/15/32 (a)	200,000	161,906
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	96,016
4.63%, 07/28/45 (a)	100,000	76,070
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	200,000	194,148
Home Depot, Inc.
3.35%, 09/15/25 (a)	300,000	289,974
3.00%, 04/01/26 (a)	550,000	526,680
2.13%, 09/15/26 (a)	300,000	277,323
2.50%, 04/15/27 (a)	200,000	185,832
2.80%, 09/14/27 (a)	150,000	139,812
0.90%, 03/15/28 (a)	275,000	232,284
1.50%, 09/15/28 (a)	250,000	214,228
3.90%, 12/06/28 (a)	450,000	435,942
2.95%, 06/15/29 (a)	650,000	592,455
2.70%, 04/15/30 (a)	550,000	489,269
1.38%, 03/15/31 (a)	275,000	217,451
1.88%, 09/15/31 (a)	450,000	366,259
3.25%, 04/15/32 (a)	400,000	359,676
4.50%, 09/15/32 (a)(f)	200,000	197,704
5.88%, 12/16/36	850,000	926,661
3.30%, 04/15/40 (a)	355,000	288,711
5.40%, 09/15/40 (a)	191,000	197,737
5.95%, 04/01/41 (a)	200,000	220,438
4.20%, 04/01/43 (a)	250,000	224,153
4.88%, 02/15/44 (a)	150,000	146,373
4.40%, 03/15/45 (a)	325,000	297,021
4.25%, 04/01/46 (a)	400,000	354,884
3.90%, 06/15/47 (a)	350,000	297,979
4.50%, 12/06/48 (a)	350,000	325,013
3.13%, 12/15/49 (a)	400,000	293,432
3.35%, 04/15/50 (a)	300,000	229,371
2.38%, 03/15/51 (a)	400,000	248,956
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 09/15/51 (a)	250,000	169,320
3.63%, 04/15/52 (a)	400,000	318,972
4.95%, 09/15/52 (a)	300,000	298,407
3.50%, 09/15/56 (a)	297,000	229,150
Honda Motor Co., Ltd.
2.27%, 03/10/25 (a)	250,000	238,355
2.53%, 03/10/27 (a)	200,000	184,222
2.97%, 03/10/32 (a)	225,000	199,708
Hyatt Hotels Corp.
5.38%, 04/23/25 (a)(d)	200,000	198,266
4.85%, 03/15/26 (a)	300,000	294,330
4.38%, 09/15/28 (a)	200,000	189,160
5.75%, 04/23/30 (a)(d)	150,000	150,947
JD.com, Inc.
3.88%, 04/29/26	200,000	190,894
3.38%, 01/14/30 (a)	200,000	179,600
4.13%, 01/14/50 (a)	100,000	78,480
Lear Corp.
3.80%, 09/15/27 (a)	150,000	140,331
4.25%, 05/15/29 (a)	225,000	211,799
2.60%, 01/15/32 (a)	100,000	78,227
5.25%, 05/15/49 (a)	250,000	220,085
Lennar Corp.
5.88%, 11/15/24 (a)	150,000	149,949
4.75%, 05/30/25 (a)	200,000	195,668
5.25%, 06/01/26 (a)	100,000	99,124
5.00%, 06/15/27 (a)	100,000	98,312
4.75%, 11/29/27 (a)	150,000	146,034
LKQ Corp.
5.75%, 06/15/28 (a)(c)	225,000	224,332
6.25%, 06/15/33 (a)(c)	200,000	201,342
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	200,000	194,152
4.00%, 04/15/25 (a)	200,000	194,700
3.38%, 09/15/25 (a)	400,000	383,856
2.50%, 04/15/26 (a)	450,000	421,474
3.10%, 05/03/27 (a)	460,000	429,769
1.30%, 04/15/28 (a)	250,000	211,668
6.50%, 03/15/29	451,000	484,487
3.65%, 04/05/29 (a)	572,000	530,953
4.50%, 04/15/30 (a)	400,000	389,336
1.70%, 10/15/30 (a)	400,000	320,900
2.63%, 04/01/31 (a)	500,000	422,680
3.75%, 04/01/32 (a)	500,000	452,985
5.00%, 04/15/33 (a)	325,000	321,828
5.00%, 04/15/40 (a)	300,000	281,997
4.65%, 04/15/42 (a)	150,000	134,501
4.38%, 09/15/45 (a)	250,000	210,593
3.70%, 04/15/46 (a)	550,000	421,459
4.05%, 05/03/47 (a)	450,000	363,285
4.55%, 04/05/49 (a)	200,000	171,744
5.13%, 04/15/50 (a)	250,000	235,457
3.00%, 10/15/50 (a)	200,000	131,782
3.50%, 04/01/51 (a)	175,000	125,342
4.25%, 04/01/52 (a)	300,000	245,655
5.63%, 04/15/53 (a)	300,000	300,294
5.75%, 07/01/53 (a)	150,000	153,000
4.45%, 04/01/62 (a)	375,000	303,011
5.80%, 09/15/62 (a)	300,000	298,551
5.85%, 04/01/63 (a)	150,000	149,871
Magna International, Inc.
4.15%, 10/01/25 (a)	250,000	242,697
2.45%, 06/15/30 (a)	125,000	106,036
Marriott International, Inc.
3.75%, 03/15/25 (a)	150,000	145,295
5.75%, 05/01/25 (a)	250,000	250,892
See financial notes
64Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 10/01/25 (a)	150,000	144,381
3.13%, 06/15/26 (a)	300,000	281,910
4.65%, 12/01/28 (a)	150,000	145,697
4.63%, 06/15/30 (a)	300,000	287,499
2.85%, 04/15/31 (a)	325,000	273,585
3.50%, 10/15/32 (a)	475,000	410,642
McDonald's Corp.
3.38%, 05/26/25 (a)	200,000	193,982
3.30%, 07/01/25 (a)	200,000	192,976
3.70%, 01/30/26 (a)	500,000	483,785
3.50%, 03/01/27 (a)	250,000	238,672
3.50%, 07/01/27 (a)	300,000	285,816
3.80%, 04/01/28 (a)	350,000	335,919
2.63%, 09/01/29 (a)	300,000	266,592
2.13%, 03/01/30 (a)	250,000	213,145
3.60%, 07/01/30 (a)	350,000	326,018
4.60%, 09/09/32 (a)	200,000	198,416
4.70%, 12/09/35 (a)	300,000	292,515
6.30%, 10/15/37	180,000	198,180
6.30%, 03/01/38	250,000	276,385
5.70%, 02/01/39	83,000	86,015
3.70%, 02/15/42	100,000	81,636
3.63%, 05/01/43	200,000	160,406
4.88%, 12/09/45 (a)	525,000	503,176
4.45%, 03/01/47 (a)	325,000	292,900
4.45%, 09/01/48 (a)	250,000	224,920
3.63%, 09/01/49 (a)	475,000	375,502
4.20%, 04/01/50 (a)	150,000	130,086
5.15%, 09/09/52 (a)	250,000	249,955
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	200,000	176,950
2.50%, 01/15/31 (a)	100,000	79,022
6.00%, 01/15/43 (a)	100,000	90,463
3.97%, 08/06/61 (a)	100,000	60,272
NIKE, Inc.
2.40%, 03/27/25 (a)	300,000	286,959
2.38%, 11/01/26 (a)	300,000	279,099
2.75%, 03/27/27 (a)	250,000	235,207
2.85%, 03/27/30 (a)	450,000	407,187
3.25%, 03/27/40 (a)	350,000	288,095
3.63%, 05/01/43 (a)	100,000	84,303
3.88%, 11/01/45 (a)	325,000	285,369
3.38%, 11/01/46 (a)	150,000	120,978
3.38%, 03/27/50 (a)	375,000	305,426
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	216,813
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	200,000	191,774
3.60%, 09/01/27 (a)	250,000	236,780
4.35%, 06/01/28 (a)	209,000	202,615
3.90%, 06/01/29 (a)	250,000	235,202
1.75%, 03/15/31 (a)	250,000	197,335
PACCAR Financial Corp.
0.50%, 08/09/24	250,000	236,852
2.15%, 08/15/24	50,000	48,188
0.90%, 11/08/24	150,000	141,116
1.80%, 02/06/25	300,000	284,160
2.85%, 04/07/25	100,000	95,890
3.55%, 08/11/25	175,000	169,997
4.95%, 10/03/25	50,000	49,763
4.45%, 03/30/26	150,000	148,952
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	149,283
5.00%, 01/15/27 (a)	150,000	147,983
7.88%, 06/15/32	25,000	28,410
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.38%, 05/15/33	150,000	156,108
6.00%, 02/15/35	100,000	101,777
PVH Corp.
4.63%, 07/10/25 (a)(c)	250,000	242,010
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	100,000	96,598
2.95%, 06/15/30 (a)	200,000	176,816
Rockefeller Foundation
2.49%, 10/01/50 (a)	200,000	130,196
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	196,362
0.88%, 04/15/26 (a)	150,000	132,480
1.88%, 04/15/31 (a)	150,000	118,518
Starbucks Corp.
3.80%, 08/15/25 (a)	350,000	339,230
4.75%, 02/15/26	250,000	247,725
2.00%, 03/12/27 (a)	200,000	179,868
3.50%, 03/01/28 (a)	250,000	235,080
4.00%, 11/15/28 (a)	250,000	240,062
3.55%, 08/15/29 (a)	300,000	280,278
2.25%, 03/12/30 (a)	200,000	169,418
2.55%, 11/15/30 (a)	375,000	320,092
3.00%, 02/14/32 (a)	150,000	130,482
4.80%, 02/15/33 (a)	150,000	148,475
4.30%, 06/15/45 (a)	50,000	43,719
3.75%, 12/01/47 (a)	150,000	119,225
4.50%, 11/15/48 (a)	250,000	223,683
4.45%, 08/15/49 (a)	325,000	288,246
3.35%, 03/12/50 (a)	200,000	147,242
3.50%, 11/15/50 (a)	300,000	228,441
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	97,393
4.13%, 07/15/27 (a)	150,000	141,140
3.05%, 03/15/32 (a)	100,000	79,965
Target Corp.
3.50%, 07/01/24	250,000	245,522
2.25%, 04/15/25 (a)	500,000	476,900
2.50%, 04/15/26	400,000	378,860
3.38%, 04/15/29 (a)	325,000	304,847
2.35%, 02/15/30 (a)	250,000	216,950
2.65%, 09/15/30 (a)	250,000	218,623
4.50%, 09/15/32 (a)	300,000	293,082
6.50%, 10/15/37	200,000	228,114
7.00%, 01/15/38	100,000	120,868
4.00%, 07/01/42	450,000	404,874
3.63%, 04/15/46	125,000	102,109
3.90%, 11/15/47 (a)	200,000	169,652
2.95%, 01/15/52 (a)	250,000	175,713
4.80%, 01/15/53 (a)	200,000	191,988
The California Endowment
2.50%, 04/01/51 (a)	150,000	97,212
TJX Cos., Inc.
2.25%, 09/15/26 (a)	400,000	369,200
1.15%, 05/15/28 (a)	100,000	85,364
3.88%, 04/15/30 (a)	150,000	143,288
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	150,000	147,354
4.88%, 03/15/27 (a)	200,000	193,850
3.80%, 11/01/29 (a)	50,000	44,919
Toyota Motor Corp.
2.36%, 07/02/24	150,000	145,338
1.34%, 03/25/26 (a)	300,000	272,340
3.67%, 07/20/28	250,000	239,587
2.76%, 07/02/29	150,000	135,543
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report65

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toyota Motor Credit Corp.
4.40%, 09/20/24	300,000	296,436
4.80%, 01/10/25	350,000	347,728
1.45%, 01/13/25	150,000	141,545
1.80%, 02/13/25	400,000	378,804
3.00%, 04/01/25	550,000	530,040
3.95%, 06/30/25	400,000	391,320
0.80%, 10/16/25	400,000	362,632
0.80%, 01/09/26	300,000	270,000
4.45%, 05/18/26	500,000	492,680
1.13%, 06/18/26	250,000	223,610
3.20%, 01/11/27	450,000	425,115
3.05%, 03/22/27	550,000	515,531
1.15%, 08/13/27	400,000	346,076
4.55%, 09/20/27	300,000	296,337
5.45%, 11/10/27	125,000	127,748
3.05%, 01/11/28	250,000	231,808
4.63%, 01/12/28	300,000	297,921
3.65%, 01/08/29	400,000	376,680
2.15%, 02/13/30	250,000	214,748
3.38%, 04/01/30	600,000	553,062
1.65%, 01/10/31	300,000	240,933
1.90%, 09/12/31	150,000	121,142
Tractor Supply Co.
1.75%, 11/01/30 (a)	250,000	198,365
5.25%, 05/15/33 (a)	200,000	198,484
VF Corp.
2.40%, 04/23/25 (a)	225,000	211,041
2.80%, 04/23/27 (a)	150,000	135,683
2.95%, 04/23/30 (a)	300,000	247,266
VICI Properties LP
4.75%, 02/15/28 (a)	350,000	331,782
4.95%, 02/15/30 (a)	400,000	375,412
5.13%, 05/15/32 (a)	450,000	421,744
5.63%, 05/15/52 (a)	200,000	181,244
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	400,000	390,056
3.45%, 06/01/26 (a)	400,000	375,852
3.20%, 04/15/30 (a)	150,000	127,749
4.50%, 11/18/34 (a)	100,000	88,869
4.80%, 11/18/44 (a)	100,000	83,029
4.65%, 06/01/46 (a)	175,000	142,938
4.10%, 04/15/50 (a)	125,000	89,189
Walmart, Inc.
2.85%, 07/08/24 (a)	300,000	292,803
2.65%, 12/15/24 (a)	200,000	192,918
3.55%, 06/26/25 (a)	300,000	292,539
3.90%, 09/09/25	500,000	489,985
3.05%, 07/08/26 (a)	100,000	95,824
1.05%, 09/17/26 (a)	100,000	89,358
5.88%, 04/05/27	300,000	314,430
3.70%, 06/26/28 (a)	750,000	726,195
1.50%, 09/22/28 (a)	200,000	173,764
3.25%, 07/08/29 (a)	350,000	328,618
2.38%, 09/24/29 (a)	250,000	221,718
7.55%, 02/15/30	250,000	292,462
1.80%, 09/22/31 (a)	600,000	499,242
4.15%, 09/09/32 (a)	400,000	394,956
4.10%, 04/15/33 (a)	325,000	316,004
5.25%, 09/01/35	600,000	641,058
6.50%, 08/15/37	100,000	118,518
6.20%, 04/15/38	150,000	173,706
3.95%, 06/28/38 (a)	350,000	323,326
5.63%, 04/01/40	100,000	109,625
5.00%, 10/25/40	150,000	153,518
5.63%, 04/15/41	150,000	165,036
2.50%, 09/22/41 (a)	450,000	336,253
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 04/11/43 (a)	225,000	202,129
4.30%, 04/22/44 (a)	200,000	188,388
3.63%, 12/15/47 (a)	150,000	127,391
4.05%, 06/29/48 (a)	650,000	601,802
2.95%, 09/24/49 (a)	350,000	262,279
2.65%, 09/22/51 (a)	250,000	178,668
4.50%, 04/15/53 (a)	400,000	390,568
		117,460,020
Consumer Non-Cyclical 3.8%
Abbott Laboratories
3.88%, 09/15/25 (a)	100,000	97,755
3.75%, 11/30/26 (a)	508,000	495,889
1.15%, 01/30/28 (a)	350,000	303,282
1.40%, 06/30/30 (a)	100,000	82,325
4.75%, 11/30/36 (a)	500,000	502,115
6.15%, 11/30/37	100,000	111,995
6.00%, 04/01/39	160,000	179,158
5.30%, 05/27/40	245,000	256,608
4.75%, 04/15/43 (a)	200,000	196,822
4.90%, 11/30/46 (a)	850,000	858,211
AbbVie, Inc.
2.60%, 11/21/24 (a)	1,050,000	1,007,664
3.80%, 03/15/25 (a)	500,000	486,420
3.60%, 05/14/25 (a)	1,100,000	1,063,700
3.20%, 05/14/26 (a)	550,000	521,488
2.95%, 11/21/26 (a)	1,100,000	1,028,940
4.25%, 11/14/28 (a)	590,000	573,020
3.20%, 11/21/29 (a)	1,500,000	1,356,600
4.55%, 03/15/35 (a)	550,000	524,062
4.50%, 05/14/35 (a)	625,000	593,494
4.30%, 05/14/36 (a)	375,000	345,169
4.05%, 11/21/39 (a)	1,050,000	914,623
4.63%, 10/01/42 (a)	150,000	136,263
4.40%, 11/06/42	750,000	672,195
4.85%, 06/15/44 (a)	200,000	186,488
4.75%, 03/15/45 (a)	218,000	200,397
4.70%, 05/14/45 (a)	700,000	639,891
4.45%, 05/14/46 (a)	500,000	441,675
4.88%, 11/14/48 (a)	500,000	473,420
4.25%, 11/21/49 (a)	1,550,000	1,337,448
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	100,000	66,057
Adventist Health System
2.95%, 03/01/29 (a)	200,000	174,624
3.63%, 03/01/49 (a)	25,000	18,518
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	95,640
2.21%, 06/15/30 (a)	150,000	125,883
4.27%, 08/15/48 (a)	89,000	78,740
3.39%, 10/15/49 (a)	200,000	151,062
3.01%, 06/15/50 (a)	50,000	34,677
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	350,000	305,777
2.30%, 03/12/31 (a)	250,000	204,733
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	160,364
AHS Hospital Corp.
5.02%, 07/01/45	150,000	145,397
2.78%, 07/01/51 (a)	125,000	82,310
Allina Health System
3.89%, 04/15/49	125,000	100,869
2.90%, 11/15/51 (a)	100,000	65,841
See financial notes
66Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Altria Group, Inc.
2.35%, 05/06/25 (a)	250,000	235,367
4.40%, 02/14/26 (a)	250,000	244,877
2.63%, 09/16/26 (a)	150,000	139,106
4.80%, 02/14/29 (a)	560,000	545,199
3.40%, 05/06/30 (a)	200,000	176,642
2.45%, 02/04/32 (a)	500,000	391,740
5.80%, 02/14/39 (a)	450,000	440,829
3.40%, 02/04/41 (a)	300,000	210,471
4.25%, 08/09/42	350,000	274,743
4.50%, 05/02/43	150,000	120,093
5.38%, 01/31/44	500,000	471,445
3.88%, 09/16/46 (a)	500,000	352,975
5.95%, 02/14/49 (a)	650,000	616,642
4.45%, 05/06/50 (a)	200,000	147,982
3.70%, 02/04/51 (a)	400,000	268,640
4.00%, 02/04/61 (a)	200,000	138,508
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	300,000	280,995
2.80%, 05/15/30 (a)	200,000	173,710
2.70%, 03/15/31 (a)	350,000	298,564
4.25%, 03/01/45 (a)	150,000	124,874
4.30%, 12/15/47 (a)	150,000	128,238
Amgen, Inc.
1.90%, 02/21/25 (a)	150,000	141,489
5.25%, 03/02/25	600,000	597,240
3.13%, 05/01/25 (a)	250,000	239,652
2.60%, 08/19/26 (a)	400,000	370,772
2.20%, 02/21/27 (a)	450,000	409,176
3.20%, 11/02/27 (a)	300,000	280,533
5.15%, 03/02/28 (a)	1,000,000	999,570
1.65%, 08/15/28 (a)	200,000	171,174
3.00%, 02/22/29 (a)	250,000	225,875
4.05%, 08/18/29 (a)	400,000	379,244
2.45%, 02/21/30 (a)	400,000	342,872
5.25%, 03/02/30 (a)	750,000	752,317
2.30%, 02/25/31 (a)	425,000	353,583
2.00%, 01/15/32 (a)	400,000	318,336
3.35%, 02/22/32 (a)	250,000	220,527
4.20%, 03/01/33 (a)	225,000	210,400
5.25%, 03/02/33 (a)	1,250,000	1,251,862
6.38%, 06/01/37	50,000	54,094
6.40%, 02/01/39	50,000	53,789
3.15%, 02/21/40 (a)	500,000	383,065
5.75%, 03/15/40	100,000	100,816
2.80%, 08/15/41 (a)	200,000	142,258
4.95%, 10/01/41	225,000	209,457
5.15%, 11/15/41 (a)	276,000	267,463
5.65%, 06/15/42 (a)	375,000	378,356
5.60%, 03/02/43 (a)	750,000	753,607
4.40%, 05/01/45 (a)	700,000	607,341
4.56%, 06/15/48 (a)	400,000	355,116
3.38%, 02/21/50 (a)	700,000	513,933
4.66%, 06/15/51 (a)	900,000	807,651
3.00%, 01/15/52 (a)	200,000	133,962
4.20%, 02/22/52 (a)	250,000	207,790
4.88%, 03/01/53 (a)	300,000	276,111
5.65%, 03/02/53 (a)	1,000,000	1,014,340
2.77%, 09/01/53 (a)	322,000	201,479
4.40%, 02/22/62 (a)	350,000	288,564
5.75%, 03/02/63 (a)	800,000	813,672
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	900,000	872,100
4.70%, 02/01/36 (a)	1,525,000	1,487,165
4.90%, 02/01/46 (a)	2,700,000	2,581,632
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	187,000	181,549
4.63%, 02/01/44	400,000	368,916
4.90%, 02/01/46 (a)	475,000	453,345
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	750,000	726,420
4.75%, 01/23/29 (a)	1,100,000	1,096,579
3.50%, 06/01/30 (a)	500,000	466,080
4.90%, 01/23/31 (a)	250,000	254,865
4.38%, 04/15/38 (a)	125,000	116,220
8.20%, 01/15/39	350,000	457,768
5.45%, 01/23/39 (a)	600,000	622,740
8.00%, 11/15/39	125,000	158,728
4.35%, 06/01/40 (a)	400,000	368,156
4.95%, 01/15/42	490,000	479,396
4.60%, 04/15/48 (a)	650,000	604,487
4.44%, 10/06/48 (a)	350,000	316,624
5.55%, 01/23/49 (a)	1,175,000	1,239,484
4.50%, 06/01/50 (a)	450,000	417,496
4.75%, 04/15/58 (a)	300,000	279,102
5.80%, 01/23/59 (a)	600,000	655,044
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	500,000	469,310
3.25%, 03/27/30 (a)	450,000	413,104
5.38%, 09/15/35	200,000	207,946
3.75%, 09/15/47 (a)	175,000	145,369
4.50%, 03/15/49 (a)	250,000	232,630
2.70%, 09/15/51 (a)	200,000	135,062
Ascension Health
2.53%, 11/15/29 (a)	270,000	232,783
3.11%, 11/15/39 (a)	200,000	156,362
3.95%, 11/15/46	325,000	274,316
4.85%, 11/15/53	150,000	147,825
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	350,000	315,994
4.88%, 03/03/28 (a)	300,000	300,003
1.75%, 05/28/28 (a)	350,000	303,408
4.90%, 03/03/30 (a)	500,000	501,005
2.25%, 05/28/31 (a)	100,000	84,414
AstraZeneca PLC
3.38%, 11/16/25	650,000	624,936
0.70%, 04/08/26 (a)	225,000	201,094
3.13%, 06/12/27 (a)	50,000	47,050
4.00%, 01/17/29 (a)	200,000	193,638
1.38%, 08/06/30 (a)	600,000	483,300
6.45%, 09/15/37	700,000	805,231
4.00%, 09/18/42	350,000	312,315
4.38%, 11/16/45	250,000	232,420
4.38%, 08/17/48 (a)	250,000	234,485
2.13%, 08/06/50 (a)	200,000	125,424
3.00%, 05/28/51 (a)	250,000	185,918
Banner Health
2.34%, 01/01/30 (a)	100,000	85,662
1.90%, 01/01/31 (a)	150,000	121,647
3.18%, 01/01/50 (a)	100,000	72,085
2.91%, 01/01/51 (a)	100,000	68,101
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	30,237
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	111,516
BAT Capital Corp.
3.22%, 08/15/24 (a)	750,000	727,890
2.79%, 09/06/24 (a)	300,000	288,918
3.22%, 09/06/26 (a)	300,000	279,459
4.70%, 04/02/27 (a)	250,000	242,490
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report67

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.56%, 08/15/27 (a)	1,000,000	920,870
2.26%, 03/25/28 (a)	450,000	385,924
3.46%, 09/06/29 (a)	200,000	173,930
4.91%, 04/02/30 (a)	300,000	283,821
2.73%, 03/25/31 (a)	350,000	278,953
4.74%, 03/16/32 (a)	125,000	114,074
7.75%, 10/19/32 (a)	250,000	275,522
4.39%, 08/15/37 (a)	700,000	560,504
3.73%, 09/25/40 (a)	250,000	178,858
4.54%, 08/15/47 (a)	600,000	443,808
4.76%, 09/06/49 (a)	300,000	226,821
5.28%, 04/02/50 (a)	100,000	83,407
3.98%, 09/25/50 (a)	300,000	202,413
5.65%, 03/16/52 (a)	200,000	174,300
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	314,912
4.45%, 03/16/28 (a)	300,000	283,401
Baxalta, Inc.
4.00%, 06/23/25 (a)	200,000	194,144
5.25%, 06/23/45 (a)	173,000	170,602
Baxter International, Inc.
1.32%, 11/29/24	450,000	422,505
2.60%, 08/15/26 (a)	200,000	184,000
1.92%, 02/01/27 (a)	500,000	444,535
3.95%, 04/01/30 (a)	100,000	92,344
1.73%, 04/01/31 (a)	400,000	310,516
2.54%, 02/01/32 (a)	450,000	364,833
3.50%, 08/15/46 (a)	150,000	105,467
3.13%, 12/01/51 (a)	150,000	99,672
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	150,000	123,929
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	79,903
4.19%, 11/15/45 (a)	150,000	129,563
3.97%, 11/15/46 (a)	50,000	41,718
2.84%, 11/15/50 (a)	325,000	220,808
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	487,000	473,228
3.70%, 06/06/27 (a)	481,000	457,686
4.69%, 02/13/28 (a)	200,000	197,518
2.82%, 05/20/30 (a)	350,000	306,495
1.96%, 02/11/31 (a)	300,000	243,630
4.69%, 12/15/44 (a)	300,000	273,714
4.67%, 06/06/47 (a)	350,000	322,203
3.79%, 05/20/50 (a)	150,000	119,435
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	150,000	97,025
Biogen, Inc.
4.05%, 09/15/25 (a)	500,000	484,200
2.25%, 05/01/30 (a)	500,000	418,085
3.15%, 05/01/50 (a)	525,000	359,704
3.25%, 02/15/51 (a)	335,000	234,915
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	150,000	139,782
3.70%, 03/15/32 (a)	250,000	220,687
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	100,000	95,442
3.46%, 06/01/30 (a)	100,000	89,802
2.10%, 06/01/31 (a)	100,000	79,931
3.21%, 06/01/50 (a)	125,000	87,359
Boston Scientific Corp.
1.90%, 06/01/25 (a)	150,000	140,691
2.65%, 06/01/30 (a)	350,000	305,207
6.50%, 11/15/35 (g)	125,000	139,120
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 03/01/39 (a)	100,000	93,006
7.38%, 01/15/40	100,000	120,718
4.70%, 03/01/49 (a)	200,000	188,474
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (a)	675,000	657,342
3.88%, 08/15/25 (a)	114,000	109,940
0.75%, 11/13/25 (a)	250,000	227,420
3.20%, 06/15/26 (a)	547,000	523,780
3.25%, 02/27/27	150,000	143,970
1.13%, 11/13/27 (a)	300,000	261,465
3.45%, 11/15/27 (a)(f)	150,000	143,927
3.90%, 02/20/28 (a)	350,000	339,930
3.40%, 07/26/29 (a)	700,000	650,797
1.45%, 11/13/30 (a)	100,000	80,458
2.95%, 03/15/32 (a)	600,000	530,700
4.13%, 06/15/39 (a)	650,000	594,074
2.35%, 11/13/40 (a)	300,000	211,152
3.55%, 03/15/42 (a)	200,000	166,108
3.25%, 08/01/42	150,000	117,252
5.00%, 08/15/45 (a)	300,000	299,859
4.35%, 11/15/47 (a)	425,000	386,172
4.55%, 02/20/48 (a)	406,000	379,005
4.25%, 10/26/49 (a)	1,000,000	890,630
2.55%, 11/13/50 (a)	200,000	130,518
3.70%, 03/15/52 (a)	650,000	528,749
3.90%, 03/15/62 (a)	325,000	261,427
Brown-Forman Corp.
3.50%, 04/15/25 (a)	200,000	194,032
4.00%, 04/15/38 (a)	150,000	133,100
4.50%, 07/15/45 (a)	150,000	139,890
Brunswick Corp.
0.85%, 08/18/24 (a)	125,000	118,091
2.40%, 08/18/31 (a)	150,000	115,181
4.40%, 09/15/32 (a)	150,000	131,337
5.10%, 04/01/52 (a)	100,000	75,170
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	200,000	184,252
3.75%, 09/25/27 (a)	350,000	331,002
2.75%, 05/14/31 (a)	250,000	210,170
Campbell Soup Co.
3.95%, 03/15/25 (a)	250,000	243,362
4.15%, 03/15/28 (a)	200,000	191,806
2.38%, 04/24/30 (a)	250,000	210,920
4.80%, 03/15/48 (a)	325,000	294,970
3.13%, 04/24/50 (a)	25,000	17,336
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	250,000	241,070
3.41%, 06/15/27 (a)	400,000	377,296
4.60%, 03/15/43	150,000	125,861
4.90%, 09/15/45 (a)	150,000	131,286
4.37%, 06/15/47 (a)	100,000	82,860
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	125,000	85,076
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	150,000	123,872
Children's Health System of Texas
2.51%, 08/15/50 (a)	175,000	108,353
Children's Hospital
2.93%, 07/15/50 (a)	125,000	82,290
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	86,683
2.59%, 02/01/50 (a)	120,000	77,065
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	88,626
See financial notes
68Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	150,000	98,106
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	143,508
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	350,000	330,445
5.60%, 11/15/32 (a)	100,000	105,749
5.00%, 06/15/52 (a)	150,000	148,559
Cigna Corp.
3.25%, 04/15/25 (a)	300,000	288,024
4.13%, 11/15/25 (a)	650,000	633,444
4.50%, 02/25/26 (a)	385,000	377,312
1.25%, 03/15/26 (a)	150,000	134,814
3.40%, 03/01/27 (a)	435,000	410,218
3.05%, 10/15/27 (a)	191,000	176,257
4.38%, 10/15/28 (a)	1,200,000	1,162,908
2.40%, 03/15/30 (a)	500,000	425,210
2.38%, 03/15/31 (a)	450,000	378,135
4.80%, 08/15/38 (a)	500,000	472,490
3.20%, 03/15/40 (a)	100,000	77,028
6.13%, 11/15/41	145,000	155,708
4.80%, 07/15/46 (a)	405,000	372,005
3.88%, 10/15/47 (a)	389,000	309,488
4.90%, 12/15/48 (a)	850,000	793,262
3.40%, 03/15/50 (a)	275,000	201,275
3.40%, 03/15/51 (a)	475,000	346,978
City of Hope
5.62%, 11/15/43	195,000	193,436
Cleveland Clinic Foundation
4.86%, 01/01/14	125,000	113,223
Clorox Co.
3.10%, 10/01/27 (a)	100,000	92,757
3.90%, 05/15/28 (a)	350,000	333,889
4.40%, 05/01/29 (a)(f)	150,000	145,974
1.80%, 05/15/30 (a)	100,000	82,021
Coca-Cola Co.
3.38%, 03/25/27	350,000	337,834
1.45%, 06/01/27	450,000	402,543
1.00%, 03/15/28	500,000	430,030
2.13%, 09/06/29	450,000	395,622
3.45%, 03/25/30	400,000	377,852
1.65%, 06/01/30	250,000	208,658
2.00%, 03/05/31	200,000	168,754
1.38%, 03/15/31	400,000	321,088
2.25%, 01/05/32	500,000	426,765
2.50%, 06/01/40	450,000	339,201
4.20%, 03/25/50	250,000	237,500
2.60%, 06/01/50	400,000	280,952
3.00%, 03/05/51	450,000	344,187
2.50%, 03/15/51	400,000	274,280
2.75%, 06/01/60	325,000	225,306
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	150,000	145,043
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	350,000	309,764
1.85%, 09/01/32 (a)	250,000	196,025
5.25%, 11/26/43	150,000	150,773
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	300,000	285,855
3.25%, 08/15/32 (a)	250,000	229,667
4.60%, 03/01/33 (a)	300,000	305,820
4.00%, 08/15/45	200,000	182,318
3.70%, 08/01/47 (a)	27,000	23,706
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CommonSpirit Health
2.76%, 10/01/24 (a)	300,000	288,873
6.07%, 11/01/27 (a)	300,000	305,967
3.35%, 10/01/29 (a)	350,000	308,276
4.35%, 11/01/42	200,000	171,656
3.82%, 10/01/49 (a)	150,000	114,548
4.19%, 10/01/49 (a)	275,000	226,240
3.91%, 10/01/50 (a)	225,000	174,465
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	97,617
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	250,000	244,567
1.38%, 11/01/27 (a)	400,000	339,520
7.00%, 10/01/28	100,000	106,718
4.85%, 11/01/28 (a)	400,000	390,452
8.25%, 09/15/30	50,000	57,971
5.30%, 11/01/38 (a)	300,000	289,065
5.40%, 11/01/48 (a)	300,000	286,578
Constellation Brands, Inc.
4.75%, 11/15/24	350,000	345,852
4.40%, 11/15/25 (a)	250,000	245,082
4.75%, 12/01/25	200,000	197,032
3.70%, 12/06/26 (a)	200,000	190,882
4.35%, 05/09/27 (a)	25,000	24,451
3.60%, 02/15/28 (a)	100,000	94,054
4.65%, 11/15/28 (a)	250,000	245,842
3.15%, 08/01/29 (a)	400,000	361,640
2.88%, 05/01/30 (a)	200,000	174,012
2.25%, 08/01/31 (a)	200,000	163,746
4.75%, 05/09/32 (a)	200,000	194,340
4.50%, 05/09/47 (a)	175,000	151,547
4.10%, 02/15/48 (a)	175,000	142,893
5.25%, 11/15/48 (a)	200,000	192,616
3.75%, 05/01/50 (a)	100,000	78,865
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	150,000	111,459
CVS Health Corp.
3.38%, 08/12/24 (a)	150,000	146,259
2.63%, 08/15/24 (a)	300,000	290,196
4.10%, 03/25/25 (a)	300,000	293,880
3.88%, 07/20/25 (a)	750,000	729,427
5.00%, 02/20/26 (a)	400,000	398,432
2.88%, 06/01/26 (a)	400,000	376,420
3.00%, 08/15/26 (a)	250,000	234,570
3.63%, 04/01/27 (a)	350,000	332,444
6.25%, 06/01/27	200,000	207,746
1.30%, 08/21/27 (a)	350,000	301,675
4.30%, 03/25/28 (a)	1,472,000	1,421,113
5.00%, 01/30/29 (a)	250,000	247,685
3.25%, 08/15/29 (a)	500,000	449,525
5.13%, 02/21/30 (a)	400,000	397,564
3.75%, 04/01/30 (a)	400,000	367,320
1.75%, 08/21/30 (a)	100,000	79,944
5.25%, 01/30/31 (a)	200,000	199,494
1.88%, 02/28/31 (a)	400,000	318,188
2.13%, 09/15/31 (a)	300,000	241,200
5.25%, 02/21/33 (a)	400,000	398,692
5.30%, 06/01/33 (a)	350,000	349,716
4.88%, 07/20/35 (a)	200,000	190,434
4.78%, 03/25/38 (a)	1,400,000	1,291,780
6.13%, 09/15/39	150,000	156,303
4.13%, 04/01/40 (a)	300,000	252,966
2.70%, 08/21/40 (a)	400,000	279,372
5.30%, 12/05/43 (a)	200,000	191,464
5.13%, 07/20/45 (a)	900,000	834,003
5.05%, 03/25/48 (a)	2,200,000	2,030,754
4.25%, 04/01/50 (a)	250,000	207,680
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report69

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 02/21/53 (a)	350,000	347,931
5.88%, 06/01/53 (a)	350,000	359,800
6.00%, 06/01/63 (a)	200,000	205,860
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	144,459
4.38%, 09/15/45 (a)	75,000	68,903
2.60%, 10/01/50 (a)	250,000	168,875
2.80%, 12/10/51 (a)	250,000	172,953
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	125,000	99,305
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	217,167
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	200,000	191,584
2.60%, 11/15/29 (a)	250,000	220,172
3.25%, 11/15/39 (a)	200,000	163,460
3.40%, 11/15/49 (a)	300,000	235,224
Diageo Capital PLC
2.13%, 10/24/24 (a)	200,000	191,318
1.38%, 09/29/25 (a)	200,000	184,222
5.30%, 10/24/27 (a)	300,000	305,505
3.88%, 05/18/28 (a)	250,000	239,577
2.38%, 10/24/29 (a)	200,000	173,756
2.00%, 04/29/30 (a)	350,000	295,256
2.13%, 04/29/32 (a)	250,000	203,395
5.50%, 01/24/33 (a)	225,000	238,639
5.88%, 09/30/36	200,000	214,846
3.88%, 04/29/43 (a)	50,000	42,685
Diageo Investment Corp.
7.45%, 04/15/35	100,000	121,294
4.25%, 05/11/42	100,000	91,256
Dignity Health
4.50%, 11/01/42	100,000	87,462
5.27%, 11/01/64	100,000	93,039
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	167,714
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	241,885
Eli Lilly & Co.
2.75%, 06/01/25 (a)	50,000	48,082
5.00%, 02/27/26 (a)	250,000	250,517
3.10%, 05/15/27 (a)	250,000	238,202
3.38%, 03/15/29 (a)	350,000	329,885
4.70%, 02/27/33 (a)	500,000	506,530
3.70%, 03/01/45 (a)	50,000	42,686
3.95%, 05/15/47 (a)	150,000	135,011
3.95%, 03/15/49 (a)	350,000	313,162
2.25%, 05/15/50 (a)	450,000	295,015
4.15%, 03/15/59 (a)	175,000	155,712
2.50%, 09/15/60 (a)	300,000	189,429
4.95%, 02/27/63 (a)	200,000	204,274
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	100,000	95,488
3.15%, 03/15/27 (a)	250,000	237,885
4.38%, 05/15/28 (a)	200,000	197,140
2.38%, 12/01/29 (a)	200,000	173,168
2.60%, 04/15/30 (a)	250,000	219,125
4.65%, 05/15/33 (a)	200,000	196,976
4.38%, 06/15/45 (a)	150,000	133,550
4.15%, 03/15/47 (a)	150,000	131,930
3.13%, 12/01/49 (a)	300,000	220,866
5.15%, 05/15/53 (a)	150,000	152,837
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	163,728
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fomento Economico Mexicano S.A.B. de C.V.
3.50%, 01/16/50 (a)	600,000	460,938
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	37,609
GE HealthCare Technologies, Inc.
5.55%, 11/15/24	250,000	249,000
5.60%, 11/15/25 (a)	400,000	400,712
5.65%, 11/15/27 (a)	450,000	455,427
5.86%, 03/15/30 (a)	350,000	359,891
5.91%, 11/22/32 (a)	500,000	523,215
6.38%, 11/22/52 (a)	300,000	334,158
General Mills, Inc.
4.00%, 04/17/25 (a)	200,000	195,212
3.20%, 02/10/27 (a)	300,000	283,950
4.20%, 04/17/28 (a)	325,000	316,062
2.88%, 04/15/30 (a)	350,000	311,318
2.25%, 10/14/31 (a)	200,000	164,262
4.95%, 03/29/33 (a)	300,000	297,885
4.70%, 04/17/48 (a)	50,000	47,022
3.00%, 02/01/51 (a)	401,000	285,163
Gilead Sciences, Inc.
3.50%, 02/01/25 (a)	600,000	581,916
3.65%, 03/01/26 (a)	800,000	770,360
2.95%, 03/01/27 (a)	350,000	328,800
1.20%, 10/01/27 (a)	300,000	259,194
4.60%, 09/01/35 (a)	375,000	362,569
4.00%, 09/01/36 (a)	300,000	271,110
5.65%, 12/01/41 (a)	200,000	210,634
4.80%, 04/01/44 (a)	550,000	526,542
4.50%, 02/01/45 (a)	400,000	365,576
4.75%, 03/01/46 (a)	650,000	613,301
4.15%, 03/01/47 (a)	575,000	499,577
2.80%, 10/01/50 (a)	500,000	340,120
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	150,000	139,421
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	250,000	243,285
3.88%, 05/15/28	550,000	529,589
5.38%, 04/15/34	130,000	137,484
6.38%, 05/15/38	775,000	886,026
4.20%, 03/18/43	175,000	158,200
GSK Consumer Healthcare Capital US LLC
3.13%, 03/24/25	500,000	478,060
3.38%, 03/24/27 (a)	500,000	468,385
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	141,452
4.21%, 07/01/48 (a)	100,000	87,289
4.50%, 07/01/57 (a)	150,000	133,425
Haleon US Capital LLC
3.38%, 03/24/29 (a)	300,000	272,883
3.63%, 03/24/32 (a)	500,000	448,645
4.00%, 03/24/52 (a)	300,000	249,528
Hartford HealthCare Corp.
3.45%, 07/01/54	125,000	90,050
Hasbro, Inc.
3.00%, 11/19/24 (a)	150,000	144,329
3.55%, 11/19/26 (a)	200,000	186,024
3.50%, 09/15/27 (a)	200,000	186,502
3.90%, 11/19/29 (a)	200,000	181,400
6.35%, 03/15/40	150,000	153,750
5.10%, 05/15/44 (a)	100,000	88,515
HCA, Inc.
5.38%, 02/01/25	750,000	744,030
5.25%, 04/15/25	350,000	345,698
5.88%, 02/15/26 (a)	500,000	500,540
See financial notes
70Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 06/15/26 (a)	250,000	247,410
5.38%, 09/01/26 (a)	300,000	297,729
4.50%, 02/15/27 (a)	350,000	338,383
3.13%, 03/15/27 (a)(c)	350,000	321,650
5.20%, 06/01/28 (a)	250,000	248,727
5.63%, 09/01/28 (a)	500,000	501,345
5.88%, 02/01/29 (a)	250,000	251,750
3.38%, 03/15/29 (a)(c)	150,000	133,355
4.13%, 06/15/29 (a)	550,000	509,624
3.50%, 09/01/30 (a)	750,000	657,322
2.38%, 07/15/31 (a)	200,000	160,136
3.63%, 03/15/32 (a)(c)	500,000	434,350
5.50%, 06/01/33 (a)	300,000	299,595
5.13%, 06/15/39 (a)	225,000	209,884
4.38%, 03/15/42 (a)(c)	150,000	123,752
5.50%, 06/15/47 (a)	400,000	376,664
5.25%, 06/15/49 (a)	550,000	498,998
3.50%, 07/15/51 (a)	450,000	311,188
4.63%, 03/15/52 (a)(c)	600,000	494,010
5.90%, 06/01/53 (a)	250,000	248,067
Hershey Co.
0.90%, 06/01/25 (a)	200,000	184,390
2.30%, 08/15/26 (a)	310,000	289,704
2.45%, 11/15/29 (a)	100,000	88,027
3.13%, 11/15/49 (a)	150,000	111,072
2.65%, 06/01/50 (a)	150,000	101,765
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	175,000	142,329
Hormel Foods Corp.
1.70%, 06/03/28 (a)	150,000	130,380
1.80%, 06/11/30 (a)	250,000	209,093
3.05%, 06/03/51 (a)	250,000	178,888
Hospital Special Surgery
Series 2020 2.67%, 10/01/50 (a)	125,000	78,996
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	141,927
Illumina, Inc.
5.75%, 12/13/27 (a)	250,000	251,770
2.55%, 03/23/31 (a)	175,000	145,233
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	118,772
2.85%, 11/01/51 (a)	50,000	33,654
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	139,944
2.90%, 06/01/30 (a)	250,000	216,515
3.90%, 06/01/50 (a)	100,000	74,734
Inova Health System Foundation
4.07%, 05/15/52 (a)	150,000	128,541
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	150,000	114,762
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	100,000	76,836
IQVIA, Inc.
5.70%, 05/15/28 (a)(c)	200,000	198,286
JBS USA LUX S.A.
2.50%, 01/15/27 (a)(c)	300,000	263,706
5.13%, 02/01/28 (a)(c)	250,000	240,517
5.50%, 01/15/30 (a)(c)	400,000	383,840
3.75%, 12/01/31 (a)(c)	200,000	165,418
3.63%, 01/15/32 (a)(c)	250,000	203,095
3.00%, 05/15/32 (a)(c)	425,000	329,303
5.75%, 04/01/33 (a)(c)	500,000	471,950
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 02/02/52 (a)(c)	300,000	211,653
6.50%, 12/01/52 (a)(c)	375,000	356,220
JM Smucker Co.
3.50%, 03/15/25	250,000	241,752
2.38%, 03/15/30 (a)	200,000	170,564
2.13%, 03/15/32 (a)	200,000	160,406
4.25%, 03/15/35	250,000	228,097
4.38%, 03/15/45	200,000	173,746
3.55%, 03/15/50 (a)	100,000	73,755
Johnson & Johnson
2.63%, 01/15/25 (a)	220,000	212,938
0.55%, 09/01/25 (a)	350,000	320,120
2.45%, 03/01/26 (a)	500,000	472,660
2.95%, 03/03/27 (a)	300,000	286,206
0.95%, 09/01/27 (a)	450,000	393,777
2.90%, 01/15/28 (a)	350,000	329,850
6.95%, 09/01/29	100,000	115,437
1.30%, 09/01/30 (a)	500,000	411,160
4.95%, 05/15/33	100,000	105,536
4.38%, 12/05/33 (a)	250,000	252,280
3.55%, 03/01/36 (a)	317,000	285,934
3.63%, 03/03/37 (a)	550,000	496,408
3.40%, 01/15/38 (a)	300,000	261,849
5.85%, 07/15/38	232,000	259,808
2.10%, 09/01/40 (a)	400,000	282,348
4.50%, 09/01/40	50,000	49,601
4.85%, 05/15/41	150,000	151,247
4.50%, 12/05/43 (a)	200,000	198,460
3.70%, 03/01/46 (a)	575,000	507,058
3.75%, 03/03/47 (a)	200,000	176,600
3.50%, 01/15/48 (a)	75,000	64,166
2.25%, 09/01/50 (a)	425,000	282,408
2.45%, 09/01/60 (a)	450,000	289,993
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	250,000	235,445
2.81%, 06/01/41 (a)	425,000	312,604
4.88%, 04/01/42	50,000	48,612
4.15%, 05/01/47 (a)	275,000	241,967
3.27%, 11/01/49 (a)	350,000	261,191
3.00%, 06/01/51 (a)	450,000	316,228
Kellogg Co.
4.30%, 05/15/28 (a)	350,000	339,255
2.10%, 06/01/30 (a)	250,000	207,413
7.45%, 04/01/31	50,000	57,030
4.50%, 04/01/46	231,000	205,509
Kenvue, Inc.
5.50%, 03/22/25 (c)	200,000	200,578
5.35%, 03/22/26 (a)(c)	200,000	201,596
5.00%, 03/22/30 (a)(c)	200,000	202,028
4.90%, 03/22/33 (a)(c)	400,000	405,012
5.10%, 03/22/43 (a)(c)	200,000	203,542
5.05%, 03/22/53 (a)(c)	500,000	510,325
5.20%, 03/22/63 (a)(c)	200,000	204,976
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	150,000	147,413
3.40%, 11/15/25 (a)	200,000	191,800
2.55%, 09/15/26 (a)	250,000	230,492
3.43%, 06/15/27 (a)	200,000	189,000
4.60%, 05/25/28 (a)	400,000	392,296
3.20%, 05/01/30 (a)	300,000	269,376
2.25%, 03/15/31 (a)	250,000	206,120
4.50%, 11/15/45 (a)	150,000	131,969
4.42%, 12/15/46 (a)	200,000	171,464
5.09%, 05/25/48 (a)	75,000	71,468
3.80%, 05/01/50 (a)	250,000	197,805
4.50%, 04/15/52 (a)	400,000	353,200
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report71

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	142,328
1.05%, 09/15/27 (a)	200,000	172,892
3.95%, 11/01/28 (a)	200,000	194,480
3.20%, 04/25/29 (a)	200,000	186,040
3.10%, 03/26/30 (a)	200,000	182,786
2.00%, 11/02/31 (a)	150,000	124,166
6.63%, 08/01/37	475,000	560,125
5.30%, 03/01/41	300,000	311,967
3.20%, 07/30/46 (a)	100,000	75,640
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	173,000	175,355
Koninklijke Philips N.V.
6.88%, 03/11/38	217,000	241,816
5.00%, 03/15/42	150,000	137,711
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	471,955
3.88%, 05/15/27 (a)	400,000	384,276
4.63%, 01/30/29 (a)	100,000	98,637
3.75%, 04/01/30 (a)	250,000	232,537
6.75%, 03/15/32	250,000	276,310
5.00%, 07/15/35 (a)	200,000	197,216
6.88%, 01/26/39	175,000	197,467
4.63%, 10/01/39 (a)	125,000	113,254
6.50%, 02/09/40	200,000	216,250
5.00%, 06/04/42	450,000	422,172
5.20%, 07/15/45 (a)	500,000	476,065
4.38%, 06/01/46 (a)	600,000	512,754
4.88%, 10/01/49 (a)	300,000	273,930
5.50%, 06/01/50 (a)	200,000	199,284
Kroger Co.
4.50%, 01/15/29 (a)	200,000	195,846
2.20%, 05/01/30 (a)	250,000	207,295
1.70%, 01/15/31 (a)	200,000	157,000
7.50%, 04/01/31	100,000	114,030
6.90%, 04/15/38	190,000	212,245
5.40%, 07/15/40 (a)	50,000	48,303
5.00%, 04/15/42 (a)	100,000	91,690
5.15%, 08/01/43 (a)	117,000	108,336
3.88%, 10/15/46 (a)	100,000	77,425
4.45%, 02/01/47 (a)	400,000	349,896
4.65%, 01/15/48 (a)	50,000	44,209
5.40%, 01/15/49 (a)	200,000	198,332
3.95%, 01/15/50 (a)	120,000	96,347
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	200,000	193,972
2.30%, 12/01/24 (a)	200,000	190,266
3.60%, 02/01/25 (a)	150,000	145,277
1.55%, 06/01/26 (a)	96,000	85,758
3.60%, 09/01/27 (a)	200,000	189,972
2.95%, 12/01/29 (a)	250,000	219,767
2.70%, 06/01/31 (a)	150,000	127,430
4.70%, 02/01/45 (a)	250,000	217,367
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	80,756
3.19%, 07/01/49 (a)	125,000	91,379
4.12%, 07/01/55	100,000	83,644
3.34%, 07/01/60 (a)	175,000	122,644
Mattel, Inc.
5.45%, 11/01/41 (a)	150,000	125,481
Mayo Clinic
3.77%, 11/15/43	100,000	84,750
4.00%, 11/15/47	75,000	64,275
4.13%, 11/15/52	100,000	87,288
3.20%, 11/15/61 (a)	150,000	102,335
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	145,745
0.90%, 02/15/26 (a)	150,000	133,889
3.40%, 08/15/27 (a)	250,000	234,287
2.50%, 04/15/30 (a)	200,000	169,520
4.20%, 08/15/47 (a)	275,000	228,874
McKesson Corp.
0.90%, 12/03/25 (a)	250,000	224,322
1.30%, 08/15/26 (a)	400,000	355,924
3.95%, 02/16/28 (a)	100,000	96,525
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	150,000	132,720
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	195,322
5.90%, 11/01/39	125,000	132,086
4.60%, 06/01/44 (a)	175,000	158,293
MedStar Health, Inc.
3.63%, 08/15/49	100,000	74,671
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	250,000	244,315
4.50%, 03/30/33 (a)	300,000	294,702
Medtronic, Inc.
4.38%, 03/15/35	550,000	528,412
4.63%, 03/15/45	550,000	535,887
Memorial Health Services
3.45%, 11/01/49 (a)	100,000	74,512
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130,000	127,033
2.96%, 01/01/50 (a)	150,000	104,750
4.13%, 07/01/52	50,000	42,648
4.20%, 07/01/55	200,000	171,520
Merck & Co., Inc.
2.75%, 02/10/25 (a)	700,000	675,003
0.75%, 02/24/26 (a)	300,000	271,311
1.70%, 06/10/27 (a)	450,000	403,245
1.90%, 12/10/28 (a)	300,000	262,440
3.40%, 03/07/29 (a)	500,000	469,195
4.30%, 05/17/30 (a)	300,000	293,742
1.45%, 06/24/30 (a)	350,000	285,869
2.15%, 12/10/31 (a)	600,000	497,706
4.50%, 05/17/33 (a)	400,000	397,500
6.50%, 12/01/33 (g)	275,000	316,822
3.90%, 03/07/39 (a)	250,000	225,120
2.35%, 06/24/40 (a)	300,000	215,454
3.60%, 09/15/42 (a)	175,000	146,088
4.15%, 05/18/43	350,000	319,455
4.90%, 05/17/44 (a)	300,000	300,957
3.70%, 02/10/45 (a)	500,000	425,575
4.00%, 03/07/49 (a)	450,000	398,700
2.45%, 06/24/50 (a)	400,000	263,052
2.75%, 12/10/51 (a)	575,000	397,428
5.00%, 05/17/53 (a)	400,000	405,828
2.90%, 12/10/61 (a)	350,000	232,995
5.15%, 05/17/63 (a)	250,000	255,332
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	53,324
5.75%, 11/15/36	100,000	107,196
Methodist Hospital
2.71%, 12/01/50 (a)	175,000	114,224
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	540,000	505,197
5.00%, 05/01/42	300,000	279,660
4.20%, 07/15/46 (a)	450,000	372,879
See financial notes
72Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mondelez International, Inc.
1.50%, 05/04/25 (a)	250,000	233,402
2.63%, 03/17/27 (a)	250,000	231,070
2.75%, 04/13/30 (a)	225,000	197,435
1.50%, 02/04/31 (a)	200,000	157,414
3.00%, 03/17/32 (a)	250,000	216,852
1.88%, 10/15/32 (a)	250,000	194,743
2.63%, 09/04/50 (a)	250,000	162,513
Montefiore Obligated Group
5.25%, 11/01/48	125,000	95,045
4.29%, 09/01/50	100,000	63,440
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	75,000	57,975
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/48	100,000	79,911
3.74%, 07/01/49 (a)	150,000	116,420
3.39%, 07/01/50 (a)	125,000	86,015
MultiCare Health System
2.80%, 08/15/50 (a)	125,000	76,146
Mylan, Inc.
4.55%, 04/15/28 (a)	200,000	188,880
5.40%, 11/29/43 (a)	150,000	125,889
5.20%, 04/15/48 (a)	225,000	175,543
MyMichigan Health
3.41%, 06/01/50 (a)	100,000	70,845
New York and Presbyterian Hospital
2.26%, 08/01/40 (a)	150,000	101,810
4.02%, 08/01/45	100,000	84,772
4.06%, 08/01/56	100,000	84,661
2.61%, 08/01/60 (a)	100,000	59,079
3.95%, 08/01/19 (a)	175,000	127,447
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	150,000	116,748
4.26%, 11/01/47 (a)	250,000	206,140
3.81%, 11/01/49 (a)	125,000	94,688
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	125,000	81,471
Novant Health, Inc.
2.64%, 11/01/36 (a)	150,000	113,378
3.17%, 11/01/51 (a)	175,000	125,687
3.32%, 11/01/61 (a)	125,000	86,764
Novartis Capital Corp.
1.75%, 02/14/25 (a)	350,000	331,859
3.00%, 11/20/25 (a)	450,000	430,794
2.00%, 02/14/27 (a)	200,000	183,430
3.10%, 05/17/27 (a)	250,000	238,445
2.20%, 08/14/30 (a)	450,000	389,749
3.70%, 09/21/42	150,000	129,002
4.40%, 05/06/44	525,000	504,598
4.00%, 11/20/45 (a)	375,000	339,139
2.75%, 08/14/50 (a)	350,000	254,943
NYU Langone Hospitals
5.75%, 07/01/43	125,000	130,508
4.78%, 07/01/44	100,000	93,163
4.37%, 07/01/47 (a)	155,000	136,578
3.38%, 07/01/55 (a)	150,000	106,169
OhioHealth Corp.
2.30%, 11/15/31 (a)	125,000	101,993
2.83%, 11/15/41 (a)	50,000	36,337
3.04%, 11/15/50 (a)	150,000	108,380
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	82,958
3.33%, 10/01/50 (a)	100,000	73,310
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	135,291
4.79%, 11/15/48 (a)	75,000	67,046
3.22%, 11/15/50 (a)	150,000	101,385
PepsiCo, Inc.
2.25%, 03/19/25 (a)	550,000	524,843
2.75%, 04/30/25 (a)	300,000	287,118
3.50%, 07/17/25 (a)	200,000	194,866
2.85%, 02/24/26 (a)	300,000	286,596
2.38%, 10/06/26 (a)	300,000	281,697
2.63%, 03/19/27 (a)	250,000	233,782
3.00%, 10/15/27 (a)	500,000	470,995
3.60%, 02/18/28 (a)	300,000	289,320
2.63%, 07/29/29 (a)	400,000	360,560
2.75%, 03/19/30 (a)	500,000	450,490
1.63%, 05/01/30 (a)	225,000	187,565
1.40%, 02/25/31 (a)	200,000	161,180
1.95%, 10/21/31 (a)	400,000	331,196
3.90%, 07/18/32 (a)	300,000	289,182
3.50%, 03/19/40 (a)	200,000	169,288
4.00%, 03/05/42	250,000	226,280
3.60%, 08/13/42	295,000	252,842
4.45%, 04/14/46 (a)	450,000	435,730
3.45%, 10/06/46 (a)	450,000	373,104
4.00%, 05/02/47 (a)	225,000	208,168
3.38%, 07/29/49 (a)	250,000	204,968
2.88%, 10/15/49 (a)	250,000	189,000
3.63%, 03/19/50 (a)	300,000	256,104
2.75%, 10/21/51 (a)	200,000	144,310
3.88%, 03/19/60 (a)	250,000	217,887
PerkinElmer, Inc.
1.90%, 09/15/28 (a)	250,000	211,737
3.30%, 09/15/29 (a)	250,000	223,675
2.25%, 09/15/31 (a)	200,000	161,072
3.63%, 03/15/51 (a)	125,000	91,105
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	750,000	743,482
4.45%, 05/19/26 (a)	900,000	889,380
4.45%, 05/19/28 (a)	1,100,000	1,082,455
4.65%, 05/19/30 (a)	1,000,000	988,950
4.75%, 05/19/33 (a)	1,350,000	1,346,341
5.11%, 05/19/43 (a)	800,000	801,032
5.30%, 05/19/53 (a)	1,600,000	1,667,728
5.34%, 05/19/63 (a)	1,200,000	1,215,852
Pfizer, Inc.
0.80%, 05/28/25 (a)	150,000	138,770
2.75%, 06/03/26	400,000	378,324
3.00%, 12/15/26	550,000	520,195
3.60%, 09/15/28 (a)	300,000	288,030
3.45%, 03/15/29 (a)	500,000	470,860
2.63%, 04/01/30 (a)	300,000	267,027
1.70%, 05/28/30 (a)	250,000	207,885
1.75%, 08/18/31 (a)	300,000	244,398
4.00%, 12/15/36	250,000	233,782
4.10%, 09/15/38 (a)	200,000	182,286
3.90%, 03/15/39 (a)	300,000	268,911
7.20%, 03/15/39	650,000	809,965
2.55%, 05/28/40 (a)	300,000	221,211
5.60%, 09/15/40	200,000	216,098
4.30%, 06/15/43	150,000	138,845
4.40%, 05/15/44	350,000	332,794
4.13%, 12/15/46	200,000	180,460
4.20%, 09/15/48 (a)	300,000	276,735
4.00%, 03/15/49 (a)	375,000	335,985
2.70%, 05/28/50 (a)	250,000	177,100
Pharmacia LLC
6.60%, 12/01/28	200,000	215,774
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report73

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philip Morris International, Inc.
3.25%, 11/10/24	200,000	194,430
5.13%, 11/15/24	300,000	298,833
1.50%, 05/01/25 (a)	200,000	187,146
3.38%, 08/11/25 (a)	150,000	144,563
5.00%, 11/17/25	200,000	199,214
4.88%, 02/13/26	700,000	695,205
2.75%, 02/25/26 (a)	230,000	216,398
0.88%, 05/01/26 (a)	250,000	223,207
3.13%, 08/17/27 (a)	50,000	46,818
5.13%, 11/17/27 (a)	500,000	501,935
4.88%, 02/15/28 (a)	300,000	295,998
3.13%, 03/02/28 (a)	150,000	138,305
3.38%, 08/15/29 (a)	200,000	180,890
5.63%, 11/17/29 (a)	400,000	408,152
5.13%, 02/15/30 (a)	300,000	296,895
2.10%, 05/01/30 (a)	250,000	207,175
1.75%, 11/01/30 (a)	250,000	198,153
5.75%, 11/17/32 (a)	400,000	410,584
5.38%, 02/15/33 (a)	450,000	449,415
6.38%, 05/16/38	400,000	438,676
4.38%, 11/15/41	250,000	214,125
4.50%, 03/20/42	450,000	388,813
3.88%, 08/21/42	200,000	159,046
4.13%, 03/04/43	250,000	204,365
4.88%, 11/15/43	175,000	157,595
4.25%, 11/10/44	350,000	291,879
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	150,000	118,136
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	300,000	257,589
3.50%, 03/01/32 (a)	300,000	239,295
6.25%, 07/01/33 (a)	250,000	243,522
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	100,000	98,569
Procter & Gamble Co.
0.55%, 10/29/25	400,000	363,540
4.10%, 01/26/26	200,000	197,826
1.00%, 04/23/26	250,000	226,595
2.45%, 11/03/26	350,000	328,034
2.80%, 03/25/27	200,000	188,644
2.85%, 08/11/27	200,000	187,790
3.95%, 01/26/28	275,000	270,572
3.00%, 03/25/30	500,000	463,155
1.20%, 10/29/30	250,000	202,350
1.95%, 04/23/31	400,000	340,336
2.30%, 02/01/32	175,000	152,737
4.05%, 01/26/33	250,000	247,290
5.80%, 08/15/34	125,000	141,189
3.55%, 03/25/40	250,000	221,607
3.50%, 10/25/47	200,000	170,180
3.60%, 03/25/50	150,000	127,739
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	300,000	252,978
3.74%, 10/01/47	112,000	85,693
3.93%, 10/01/48 (a)	300,000	237,099
2.70%, 10/01/51 (a)	150,000	90,665
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	95,654
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	289,860
3.45%, 06/01/26 (a)	100,000	95,567
4.20%, 06/30/29 (a)	100,000	96,735
2.95%, 06/30/30 (a)	200,000	176,058
2.80%, 06/30/31 (a)	150,000	129,414
4.70%, 03/30/45 (a)	100,000	88,622
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	75,000	53,525
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	375,000	299,085
2.80%, 09/15/50 (a)	250,000	161,625
Reynolds American, Inc.
4.45%, 06/12/25 (a)	750,000	729,577
5.70%, 08/15/35 (a)	200,000	188,500
7.25%, 06/15/37	125,000	131,593
6.15%, 09/15/43	175,000	168,914
5.85%, 08/15/45 (a)	500,000	446,985
Royalty Pharma PLC
1.20%, 09/02/25 (a)	325,000	293,767
1.75%, 09/02/27 (a)	300,000	258,633
2.20%, 09/02/30 (a)	300,000	241,830
2.15%, 09/02/31 (a)	175,000	137,471
3.30%, 09/02/40 (a)	300,000	213,762
3.55%, 09/02/50 (a)	150,000	101,586
3.35%, 09/02/51 (a)	250,000	161,975
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	138,354
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	175,000	144,541
3.48%, 07/01/49 (a)	50,000	38,316
Sanofi
3.63%, 06/19/28 (a)	275,000	265,276
Seattle Children's Hospital
2.72%, 10/01/50 (a)	75,000	50,161
Sentara Healthcare
2.93%, 11/01/51 (a)	100,000	68,650
Sharp HealthCare
2.68%, 08/01/50 (a)	100,000	65,163
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	800,000	751,560
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	202,840
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	125,000	92,823
Stanford Health Care
3.31%, 08/15/30 (a)	50,000	45,184
3.80%, 11/15/48 (a)	150,000	124,439
3.03%, 08/15/51 (a)	150,000	105,365
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	200,000	167,598
3.75%, 03/15/51 (a)	175,000	132,367
Stryker Corp.
1.15%, 06/15/25 (a)	200,000	184,552
3.38%, 11/01/25 (a)	200,000	191,560
3.50%, 03/15/26 (a)	240,000	230,400
3.65%, 03/07/28 (a)	150,000	142,850
1.95%, 06/15/30 (a)	300,000	251,343
4.10%, 04/01/43 (a)	100,000	85,552
4.38%, 05/15/44 (a)	250,000	220,122
4.63%, 03/15/46 (a)	300,000	279,639
2.90%, 06/15/50 (a)	200,000	139,460
Summa Health
3.51%, 11/15/51 (a)	100,000	71,083
Sutter Health
1.32%, 08/15/25 (a)	200,000	182,274
2.29%, 08/15/30 (a)	200,000	165,606
3.16%, 08/15/40 (a)	100,000	76,053
4.09%, 08/15/48 (a)	125,000	103,259
3.36%, 08/15/50 (a)	200,000	144,262
See financial notes
74Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sysco Corp.
3.75%, 10/01/25 (a)	300,000	290,175
3.30%, 07/15/26 (a)	250,000	236,472
3.25%, 07/15/27 (a)	200,000	187,084
2.40%, 02/15/30 (a)	200,000	170,936
5.95%, 04/01/30 (a)	200,000	209,526
2.45%, 12/14/31 (a)	150,000	122,784
5.38%, 09/21/35	200,000	198,314
6.60%, 04/01/40 (a)	100,000	108,872
4.85%, 10/01/45 (a)	175,000	156,594
4.50%, 04/01/46 (a)	150,000	128,028
4.45%, 03/15/48 (a)	175,000	149,965
3.30%, 02/15/50 (a)	150,000	107,927
6.60%, 04/01/50 (a)	331,000	378,455
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	500,000	497,750
2.05%, 03/31/30 (a)	750,000	623,977
3.03%, 07/09/40 (a)	450,000	340,731
3.18%, 07/09/50 (a)	400,000	282,636
3.38%, 07/09/60 (a)	300,000	205,731
Texas Health Resources
2.33%, 11/15/50 (a)	100,000	59,655
4.33%, 11/15/55	100,000	87,708
The Kroger Co.
2.65%, 10/15/26 (a)	200,000	185,684
3.70%, 08/01/27 (a)	150,000	143,402
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	550,000	520,239
1.75%, 10/15/28 (a)	200,000	172,480
2.60%, 10/01/29 (a)	260,000	230,074
2.00%, 10/15/31 (a)	375,000	306,221
4.95%, 11/21/32 (a)	200,000	203,794
2.80%, 10/15/41 (a)	350,000	261,355
5.30%, 02/01/44 (a)	98,000	99,978
4.10%, 08/15/47 (a)	185,000	165,914
Toledo Hospital
5.75%, 11/15/38 (a)	175,000	170,812
Trinity Health Corp.
4.13%, 12/01/45	225,000	194,245
3.43%, 12/01/48	100,000	76,974
Tyson Foods, Inc.
3.95%, 08/15/24 (a)	250,000	245,495
4.00%, 03/01/26 (a)	400,000	387,092
3.55%, 06/02/27 (a)	350,000	329,448
4.35%, 03/01/29 (a)	360,000	343,418
4.88%, 08/15/34 (a)	250,000	241,800
5.15%, 08/15/44 (a)	175,000	159,502
4.55%, 06/02/47 (a)	250,000	209,955
5.10%, 09/28/48 (a)	210,000	191,669
Unilever Capital Corp.
0.63%, 08/12/24 (a)	100,000	94,735
3.10%, 07/30/25	200,000	192,336
2.00%, 07/28/26	350,000	323,211
2.90%, 05/05/27 (a)	200,000	187,182
3.50%, 03/22/28 (a)	350,000	335,748
2.13%, 09/06/29 (a)	200,000	173,230
1.38%, 09/14/30 (a)	150,000	120,453
1.75%, 08/12/31 (a)	400,000	323,944
5.90%, 11/15/32	200,000	219,158
2.63%, 08/12/51 (a)	200,000	137,278
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	200,000	175,646
2.65%, 10/15/30 (a)	250,000	204,170
2.65%, 01/15/32 (a)	150,000	119,216
UPMC
3.60%, 04/03/25	200,000	192,916
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	550,000	522,549
5.25%, 06/15/46 (a)	250,000	197,738
Viatris, Inc.
1.65%, 06/22/25 (a)	250,000	230,290
2.30%, 06/22/27 (a)	225,000	196,911
2.70%, 06/22/30 (a)	400,000	324,512
3.85%, 06/22/40 (a)	450,000	312,714
4.00%, 06/22/50 (a)	600,000	398,274
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	66,257
Whirlpool Corp.
3.70%, 05/01/25	100,000	96,837
4.75%, 02/26/29 (a)	250,000	244,240
2.40%, 05/15/31 (a)	100,000	81,317
4.50%, 06/01/46 (a)	200,000	162,974
4.60%, 05/15/50 (a)	150,000	125,078
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	100,000	90,024
3.07%, 03/01/51 (a)	125,000	79,956
Wyeth LLC
6.50%, 02/01/34	200,000	225,238
6.00%, 02/15/36	100,000	109,074
5.95%, 04/01/37	550,000	602,173
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	91,067
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24 (a)	200,000	188,558
3.55%, 04/01/25 (a)	350,000	337,914
3.05%, 01/15/26 (a)	150,000	141,684
2.60%, 11/24/31 (a)	350,000	290,913
4.45%, 08/15/45 (a)	149,000	126,891
Zoetis, Inc.
4.50%, 11/13/25 (a)	100,000	98,423
3.00%, 09/12/27 (a)	300,000	279,732
3.90%, 08/20/28 (a)	320,000	307,258
2.00%, 05/15/30 (a)	500,000	418,135
4.70%, 02/01/43 (a)	350,000	326,280
4.45%, 08/20/48 (a)	150,000	133,826
3.00%, 05/15/50 (a)	200,000	140,740
		270,501,035
Energy 1.7%
Apache Corp.
4.38%, 10/15/28 (a)	75,000	68,396
4.25%, 01/15/30 (a)	125,000	111,424
6.00%, 01/15/37	100,000	90,070
5.10%, 09/01/40 (a)	350,000	285,502
5.25%, 02/01/42 (a)	100,000	78,887
4.75%, 04/15/43 (a)	100,000	73,797
5.35%, 07/01/49 (a)	75,000	58,418
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	400,000	370,772
3.14%, 11/07/29 (a)	150,000	134,151
4.49%, 05/01/30 (a)	200,000	193,912
4.08%, 12/15/47 (a)	300,000	243,828
Baker Hughes Holdings LLC
2.06%, 12/15/26 (a)	175,000	157,882
5.13%, 09/15/40	300,000	291,681
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	180,000	177,097
5.95%, 06/01/26 (a)	150,000	151,382
4.45%, 07/15/27 (a)	250,000	238,890
3.40%, 02/15/31 (a)	350,000	301,577
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report75

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	200,000	195,028
3.41%, 02/11/26 (a)	250,000	240,505
3.12%, 05/04/26 (a)	300,000	285,765
3.02%, 01/16/27 (a)	325,000	306,124
3.54%, 04/06/27 (a)	150,000	143,447
3.59%, 04/14/27 (a)	250,000	239,400
3.94%, 09/21/28 (a)	350,000	335,541
4.23%, 11/06/28 (a)	600,000	583,854
3.63%, 04/06/30 (a)	200,000	186,638
1.75%, 08/10/30 (a)	200,000	163,868
2.72%, 01/12/32 (a)	550,000	468,055
4.81%, 02/13/33 (a)	500,000	493,480
4.89%, 09/11/33 (a)	400,000	396,116
3.06%, 06/17/41 (a)	400,000	304,116
3.00%, 02/24/50 (a)	575,000	401,798
2.77%, 11/10/50 (a)	525,000	349,550
2.94%, 06/04/51 (a)	750,000	514,410
3.00%, 03/17/52 (a)	400,000	277,100
3.38%, 02/08/61 (a)	400,000	285,384
BP Capital Markets PLC
3.28%, 09/19/27 (a)	450,000	424,530
3.72%, 11/28/28 (a)	250,000	236,800
Burlington Resources LLC
7.20%, 08/15/31	100,000	114,479
7.40%, 12/01/31	25,000	28,961
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	100,000	96,829
2.05%, 07/15/25 (a)	150,000	139,929
3.85%, 06/01/27 (a)	200,000	189,084
2.95%, 07/15/30 (a)	200,000	172,212
7.20%, 01/15/32	75,000	81,963
6.45%, 06/30/33	100,000	103,385
5.85%, 02/01/35	100,000	97,580
6.50%, 02/15/37	325,000	331,480
6.25%, 03/15/38	300,000	306,441
6.75%, 02/01/39	100,000	104,658
4.95%, 06/01/47 (a)	250,000	224,150
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	100,000	95,896
2.65%, 01/15/32 (a)	100,000	80,890
5.25%, 06/15/37 (a)	250,000	231,097
6.80%, 09/15/37	150,000	157,089
6.75%, 11/15/39	250,000	263,630
5.40%, 06/15/47 (a)	325,000	295,399
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	375,000	373,886
5.13%, 06/30/27 (a)	400,000	393,896
3.70%, 11/15/29 (a)	300,000	272,493
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	350,000	321,779
4.00%, 03/01/31 (a)	350,000	308,854
3.25%, 01/31/32 (a)	525,000	433,813
5.95%, 06/30/33 (a)(c)	400,000	401,664
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	250,000	234,360
Chevron Corp.
1.55%, 05/11/25 (a)	950,000	891,423
3.33%, 11/17/25 (a)	50,000	48,362
2.95%, 05/16/26 (a)	400,000	380,956
2.00%, 05/11/27 (a)	100,000	90,929
2.24%, 05/11/30 (a)	500,000	436,090
3.08%, 05/11/50 (a)	300,000	223,728
Chevron USA, Inc.
3.90%, 11/15/24 (a)	170,000	167,192
0.69%, 08/12/25 (a)	250,000	228,705
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.02%, 08/12/27 (a)	250,000	217,725
3.85%, 01/15/28 (a)	150,000	146,550
3.25%, 10/15/29 (a)	50,000	46,313
6.00%, 03/01/41 (a)	150,000	166,113
5.25%, 11/15/43 (a)	100,000	102,201
2.34%, 08/12/50 (a)	200,000	128,084
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	383,000	374,999
5.80%, 06/01/45 (a)	100,000	99,123
ConocoPhillips Co.
2.40%, 03/07/25 (a)	400,000	381,568
6.95%, 04/15/29	625,000	689,037
5.90%, 10/15/32	100,000	107,850
6.50%, 02/01/39	500,000	577,800
3.76%, 03/15/42 (a)	400,000	337,928
4.30%, 11/15/44 (a)	200,000	176,832
4.88%, 10/01/47 (a)	150,000	142,908
3.80%, 03/15/52 (a)	300,000	243,798
5.30%, 05/15/53 (a)	250,000	254,635
4.03%, 03/15/62 (a)	500,000	408,900
Continental Resources, Inc.
4.38%, 01/15/28 (a)	300,000	281,799
4.90%, 06/01/44 (a)	225,000	175,140
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	189,118
4.38%, 03/15/29 (a)	150,000	140,202
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	250,000	247,817
5.63%, 07/15/27 (a)	200,000	200,166
5.13%, 05/15/29 (a)	200,000	195,920
3.25%, 02/15/32 (a)	200,000	169,564
Devon Energy Corp.
5.25%, 09/15/24 (a)(c)	125,000	124,024
5.85%, 12/15/25 (a)	150,000	151,349
5.25%, 10/15/27 (a)	150,000	147,830
5.88%, 06/15/28 (a)(c)	100,000	99,727
4.50%, 01/15/30 (a)	195,000	183,832
7.88%, 09/30/31	150,000	170,243
7.95%, 04/15/32	100,000	115,237
5.60%, 07/15/41 (a)	250,000	235,782
4.75%, 05/15/42 (a)	200,000	169,414
5.00%, 06/15/45 (a)	250,000	217,113
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	250,000	235,360
3.50%, 12/01/29 (a)	300,000	270,741
3.13%, 03/24/31 (a)	50,000	42,834
6.25%, 03/15/33 (a)	400,000	414,656
4.40%, 03/24/51 (a)	200,000	159,074
4.25%, 03/15/52 (a)	150,000	115,901
6.25%, 03/15/53 (a)	200,000	203,472
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	150,000	143,531
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	150,000	131,223
4.80%, 11/01/43 (a)(c)	125,000	110,140
4.60%, 12/15/44 (a)	150,000	126,792
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	250,000	242,575
4.15%, 09/15/29 (a)	200,000	184,356
5.00%, 05/15/44 (a)	75,000	63,311
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	150,657
7.50%, 04/15/38	100,000	112,947
5.50%, 09/15/40 (a)	200,000	189,888
7.38%, 10/15/45 (a)	150,000	173,004
See financial notes
76Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enbridge, Inc.
2.50%, 02/14/25	150,000	142,802
5.97%, 03/08/26 (a)	200,000	200,338
1.60%, 10/04/26 (a)	150,000	133,826
4.25%, 12/01/26 (a)	300,000	289,746
3.70%, 07/15/27 (a)	325,000	307,463
3.13%, 11/15/29 (a)	350,000	309,781
5.70%, 03/08/33 (a)	700,000	709,863
2.50%, 08/01/33 (a)	425,000	333,574
4.50%, 06/10/44 (a)	150,000	125,403
5.50%, 12/01/46 (a)	150,000	143,724
4.00%, 11/15/49 (a)	300,000	233,448
Energy Transfer LP
4.40%, 03/15/27 (a)	200,000	191,588
4.00%, 10/01/27 (a)	200,000	187,864
5.55%, 02/15/28 (a)	250,000	249,742
4.95%, 06/15/28 (a)	350,000	340,564
5.25%, 04/15/29 (a)	500,000	488,320
3.75%, 05/15/30 (a)	550,000	497,469
5.75%, 02/15/33 (a)	425,000	428,158
4.90%, 03/15/35 (a)	150,000	138,230
Energy Transfer Operating LP
4.05%, 03/15/25 (a)	200,000	194,604
2.90%, 05/15/25 (a)	300,000	284,961
4.75%, 01/15/26 (a)	350,000	342,489
4.20%, 04/15/27 (a)	250,000	238,830
5.50%, 06/01/27 (a)	350,000	348,631
6.63%, 10/15/36	125,000	128,540
7.50%, 07/01/38	100,000	109,797
6.05%, 06/01/41 (a)	200,000	193,402
6.50%, 02/01/42 (a)	250,000	253,340
5.15%, 02/01/43 (a)	150,000	128,282
5.95%, 10/01/43 (a)	148,000	138,660
5.15%, 03/15/45 (a)	300,000	259,512
6.13%, 12/15/45 (a)	300,000	286,293
5.30%, 04/15/47 (a)	250,000	218,302
6.00%, 06/15/48 (a)	300,000	285,153
6.25%, 04/15/49 (a)	500,000	489,005
5.00%, 05/15/50 (a)	550,000	465,393
Eni USA, Inc.
7.30%, 11/15/27	200,000	214,724
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	400,000	389,476
5.05%, 01/10/26	200,000	199,966
3.70%, 02/15/26 (a)	150,000	144,834
3.95%, 02/15/27 (a)	25,000	24,156
4.15%, 10/16/28 (a)	300,000	287,436
3.13%, 07/31/29 (a)	450,000	404,275
2.80%, 01/31/30 (a)	400,000	351,028
6.88%, 03/01/33	150,000	169,317
6.65%, 10/15/34	100,000	108,867
7.55%, 04/15/38	150,000	173,522
6.13%, 10/15/39	225,000	239,242
6.45%, 09/01/40	245,000	267,224
5.95%, 02/01/41	200,000	209,298
5.70%, 02/15/42	150,000	152,871
4.85%, 08/15/42 (a)	200,000	184,660
4.45%, 02/15/43 (a)	300,000	265,029
4.85%, 03/15/44 (a)	400,000	369,996
5.10%, 02/15/45 (a)	350,000	334,344
4.90%, 05/15/46 (a)	250,000	231,020
4.25%, 02/15/48 (a)	350,000	297,080
4.80%, 02/01/49 (a)	350,000	321,037
4.20%, 01/31/50 (a)	400,000	336,428
3.70%, 01/31/51 (a)	325,000	249,954
3.20%, 02/15/52 (a)	350,000	247,415
4.95%, 10/15/54 (a)	125,000	114,121
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 01/31/60 (a)	325,000	251,056
5.25%, 08/16/77 (a)(b)	300,000	262,929
5.38%, 02/15/78 (a)(b)	210,000	174,300
EOG Resources, Inc.
3.15%, 04/01/25 (a)	150,000	144,728
4.15%, 01/15/26 (a)	250,000	244,937
4.38%, 04/15/30 (a)	200,000	196,224
3.90%, 04/01/35 (a)	165,000	148,211
4.95%, 04/15/50 (a)	100,000	98,914
EQT Corp.
6.63%, 02/01/25 (a)(g)	300,000	298,620
3.90%, 10/01/27 (a)	400,000	371,680
5.70%, 04/01/28 (a)	200,000	198,770
7.50%, 02/01/30 (a)(g)	200,000	209,728
Exxon Mobil Corp.
2.02%, 08/16/24 (a)	200,000	192,850
2.71%, 03/06/25 (a)	500,000	480,455
2.99%, 03/19/25 (a)	800,000	771,240
3.04%, 03/01/26 (a)	750,000	717,705
2.28%, 08/16/26 (a)	300,000	278,655
3.29%, 03/19/27 (a)	300,000	288,222
2.44%, 08/16/29 (a)	250,000	222,722
3.48%, 03/19/30 (a)	550,000	516,543
2.61%, 10/15/30 (a)	600,000	527,280
3.00%, 08/16/39 (a)	300,000	238,461
4.23%, 03/19/40 (a)	550,000	507,573
3.57%, 03/06/45 (a)	300,000	244,968
4.11%, 03/01/46 (a)	700,000	617,008
3.10%, 08/16/49 (a)	450,000	331,636
4.33%, 03/19/50 (a)	675,000	614,216
3.45%, 04/15/51 (a)	650,000	508,111
Halliburton Co.
2.92%, 03/01/30 (a)	300,000	264,429
4.85%, 11/15/35 (a)	300,000	282,795
6.70%, 09/15/38	350,000	384,748
7.45%, 09/15/39	300,000	349,056
4.75%, 08/01/43 (a)	200,000	175,574
5.00%, 11/15/45 (a)	600,000	543,618
Helmerich and Payne, Inc.
2.90%, 09/29/31 (a)	200,000	161,578
Hess Corp.
3.50%, 07/15/24 (a)	100,000	97,578
4.30%, 04/01/27 (a)	200,000	192,436
7.88%, 10/01/29	200,000	221,668
7.30%, 08/15/31	163,000	179,259
7.13%, 03/15/33	150,000	164,301
6.00%, 01/15/40	200,000	199,874
5.60%, 02/15/41	375,000	359,141
5.80%, 04/01/47 (a)	150,000	146,081
HF Sinclair Corp.
5.88%, 04/01/26 (a)	260,000	261,331
4.50%, 10/01/30 (a)	125,000	111,343
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	300,000	330,621
7.75%, 03/15/32	100,000	112,227
5.80%, 03/15/35	300,000	296,502
6.50%, 02/01/37	200,000	206,180
6.95%, 01/15/38	350,000	377,307
6.50%, 09/01/39	200,000	205,210
6.55%, 09/15/40	200,000	203,532
7.50%, 11/15/40	150,000	167,577
6.38%, 03/01/41	150,000	150,846
5.63%, 09/01/41	250,000	230,235
5.00%, 08/15/42 (a)	300,000	254,862
4.70%, 11/01/42 (a)	100,000	83,301
5.00%, 03/01/43 (a)	300,000	259,503
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report77

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 03/01/44 (a)	100,000	91,466
5.40%, 09/01/44 (a)	300,000	268,077
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	500,000	488,285
4.30%, 03/01/28 (a)	390,000	373,561
2.00%, 02/15/31 (a)	350,000	278,649
7.80%, 08/01/31	200,000	226,350
7.75%, 01/15/32	250,000	282,450
4.80%, 02/01/33 (a)	250,000	236,730
5.55%, 06/01/45 (a)	500,000	462,610
5.05%, 02/15/46 (a)	150,000	128,871
5.20%, 03/01/48 (a)	246,000	215,944
3.25%, 08/01/50 (a)	275,000	177,848
5.45%, 08/01/52 (a)	225,000	205,607
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	220,565
5.15%, 10/15/43 (a)	200,000	170,878
4.25%, 09/15/46 (a)	150,000	111,461
4.20%, 10/03/47 (a)	200,000	149,250
4.85%, 02/01/49 (a)	99,000	81,277
3.95%, 03/01/50 (a)	250,000	179,480
Marathon Oil Corp.
4.40%, 07/15/27 (a)	300,000	286,653
6.80%, 03/15/32	88,000	91,274
6.60%, 10/01/37	250,000	250,135
5.20%, 06/01/45 (a)	150,000	126,998
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	200,000	194,832
4.70%, 05/01/25 (a)	300,000	294,537
5.13%, 12/15/26 (a)	200,000	198,498
3.80%, 04/01/28 (a)	150,000	139,898
6.50%, 03/01/41 (a)	350,000	360,885
4.75%, 09/15/44 (a)	250,000	209,173
4.50%, 04/01/48 (a)	100,000	79,360
5.00%, 09/15/54 (a)	125,000	103,755
MPLX LP
4.88%, 12/01/24 (a)	300,000	296,028
4.00%, 02/15/25 (a)	150,000	145,650
4.88%, 06/01/25 (a)	350,000	344,445
1.75%, 03/01/26 (a)	450,000	409,027
4.13%, 03/01/27 (a)	400,000	383,620
4.25%, 12/01/27 (a)	246,000	234,381
4.00%, 03/15/28 (a)	275,000	259,427
4.80%, 02/15/29 (a)	250,000	241,687
2.65%, 08/15/30 (a)	500,000	419,140
5.00%, 03/01/33 (a)	300,000	287,985
4.50%, 04/15/38 (a)	500,000	431,615
5.20%, 03/01/47 (a)	300,000	264,507
5.20%, 12/01/47 (a)	350,000	307,723
4.70%, 04/15/48 (a)	400,000	330,028
5.50%, 02/15/49 (a)	425,000	388,127
4.95%, 03/14/52 (a)	400,000	340,380
4.90%, 04/15/58 (a)	200,000	161,798
National Fuel Gas Co.
5.20%, 07/15/25 (a)	150,000	147,161
5.50%, 01/15/26 (a)	150,000	147,924
3.95%, 09/15/27 (a)	150,000	138,209
4.75%, 09/01/28 (a)	100,000	94,828
2.95%, 03/01/31 (a)	50,000	40,194
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	238,672
NOV, Inc.
3.60%, 12/01/29 (a)	150,000	134,117
3.95%, 12/01/42 (a)	300,000	221,607
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	200,000	199,526
5.55%, 03/15/26 (a)	250,000	247,002
8.50%, 07/15/27 (a)(f)	300,000	324,189
8.88%, 07/15/30 (a)	350,000	402,545
6.63%, 09/01/30 (a)	500,000	519,785
6.13%, 01/01/31 (a)	300,000	304,872
7.50%, 05/01/31	250,000	273,225
6.45%, 09/15/36	300,000	309,534
7.95%, 06/15/39	300,000	341,067
6.20%, 03/15/40	200,000	198,594
6.60%, 03/15/46 (a)	200,000	206,976
4.40%, 04/15/46 (a)	300,000	235,731
4.20%, 03/15/48 (a)	100,000	75,007
ONEOK Partners LP
4.90%, 03/15/25 (a)	175,000	172,284
6.65%, 10/01/36	175,000	180,338
6.85%, 10/15/37	225,000	232,315
6.13%, 02/01/41 (a)	150,000	145,524
6.20%, 09/15/43 (a)	150,000	145,365
ONEOK, Inc.
2.75%, 09/01/24 (a)	150,000	145,064
2.20%, 09/15/25 (a)	150,000	139,016
5.85%, 01/15/26 (a)	200,000	200,808
4.00%, 07/13/27 (a)	150,000	140,693
4.55%, 07/15/28 (a)	225,000	213,635
4.35%, 03/15/29 (a)	200,000	186,190
3.40%, 09/01/29 (a)	250,000	218,787
3.10%, 03/15/30 (a)	250,000	215,005
6.35%, 01/15/31 (a)	200,000	206,132
6.00%, 06/15/35	100,000	100,432
4.95%, 07/13/47 (a)	225,000	186,374
5.20%, 07/15/48 (a)	300,000	257,607
4.45%, 09/01/49 (a)	200,000	152,792
4.50%, 03/15/50 (a)	75,000	57,380
7.15%, 01/15/51 (a)	100,000	105,489
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	150,000	149,243
Ovintiv, Inc.
5.65%, 05/15/28 (a)	200,000	196,356
7.20%, 11/01/31	200,000	211,428
7.38%, 11/01/31	200,000	214,586
6.25%, 07/15/33 (a)	200,000	197,486
6.50%, 08/15/34	100,000	100,646
6.63%, 08/15/37	100,000	99,040
6.50%, 02/01/38	200,000	197,358
Phillips 66
3.85%, 04/09/25 (a)	200,000	194,710
1.30%, 02/15/26 (a)	200,000	181,048
3.90%, 03/15/28 (a)	200,000	190,094
2.15%, 12/15/30 (a)	250,000	204,210
4.65%, 11/15/34 (a)	100,000	94,711
5.88%, 05/01/42	400,000	416,104
4.88%, 11/15/44 (a)	425,000	392,768
3.30%, 03/15/52 (a)	300,000	207,012
Phillips 66 Co.
3.61%, 02/15/25 (a)	200,000	192,972
4.95%, 12/01/27 (a)	200,000	198,380
3.75%, 03/01/28 (a)	175,000	164,322
3.15%, 12/15/29 (a)	350,000	305,767
4.68%, 02/15/45 (a)	200,000	171,712
4.90%, 10/01/46 (a)	175,000	155,223
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	300,000	270,732
5.10%, 03/29/26	300,000	298,587
See financial notes
78Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 08/15/30 (a)	300,000	243,597
2.15%, 01/15/31 (a)	250,000	204,858
Plains All American Pipeline LP
6.65%, 01/15/37	250,000	253,852
4.30%, 01/31/43 (a)	125,000	93,580
4.90%, 02/15/45 (a)	200,000	162,264
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	400,000	390,340
4.50%, 12/15/26 (a)	410,000	397,044
3.55%, 12/15/29 (a)	150,000	132,260
3.80%, 09/15/30 (a)	200,000	177,770
5.15%, 06/01/42 (a)	150,000	124,976
4.70%, 06/15/44 (a)	100,000	78,473
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	750,000	747,855
5.88%, 06/30/26 (a)	500,000	504,285
5.00%, 03/15/27 (a)	400,000	393,980
4.20%, 03/15/28 (a)	450,000	426,987
4.50%, 05/15/30 (a)	525,000	499,537
5.90%, 09/15/37 (a)(c)	150,000	151,554
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	200,000	184,134
Schlumberger Investment S.A.
4.50%, 05/15/28 (a)	200,000	197,046
2.65%, 06/26/30 (a)	225,000	197,145
Shell International Finance BV
2.00%, 11/07/24 (a)	300,000	287,481
3.25%, 05/11/25	800,000	773,704
2.88%, 05/10/26	500,000	476,655
2.50%, 09/12/26	200,000	186,546
3.88%, 11/13/28 (a)	500,000	484,290
2.38%, 11/07/29 (a)	475,000	416,675
2.75%, 04/06/30 (a)	500,000	447,905
4.13%, 05/11/35	500,000	465,630
6.38%, 12/15/38	800,000	898,152
2.88%, 11/26/41 (a)	125,000	93,649
3.63%, 08/21/42	150,000	124,610
4.55%, 08/12/43	375,000	347,801
4.38%, 05/11/45	625,000	563,950
4.00%, 05/10/46	725,000	618,367
3.75%, 09/12/46	400,000	327,540
3.13%, 11/07/49 (a)	500,000	365,595
3.25%, 04/06/50 (a)	600,000	448,968
3.00%, 11/26/51 (a)	200,000	142,028
Spectra Energy Partners LP
3.50%, 03/15/25 (a)	200,000	192,724
5.95%, 09/25/43 (a)	200,000	197,776
4.50%, 03/15/45 (a)	100,000	82,684
Suncor Energy, Inc.
5.95%, 12/01/34	150,000	150,864
5.95%, 05/15/35	250,000	242,955
6.80%, 05/15/38	200,000	213,656
6.50%, 06/15/38	375,000	390,829
6.85%, 06/01/39	150,000	161,780
4.00%, 11/15/47 (a)	150,000	116,325
3.75%, 03/04/51 (a)	200,000	147,324
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (a)	125,000	125,428
6.10%, 02/15/42	100,000	95,182
4.95%, 01/15/43 (a)	100,000	82,999
5.30%, 04/01/44 (a)	250,000	216,325
5.35%, 05/15/45 (a)	100,000	87,536
5.40%, 10/01/47 (a)	400,000	354,172
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	221,384
4.20%, 02/01/33 (a)	200,000	177,474
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 03/15/33 (a)	250,000	255,685
4.95%, 04/15/52 (a)	200,000	165,482
6.50%, 02/15/53 (a)	250,000	256,867
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	450,000	450,099
5.50%, 03/01/30 (a)	200,000	192,598
4.88%, 02/01/31 (a)	450,000	415,984
4.00%, 01/15/32 (a)	400,000	347,112
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	194,656
3.90%, 05/25/27 (a)	100,000	95,355
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100,000	104,682
Tosco Corp.
8.13%, 02/15/30	200,000	233,086
TotalEnergies Capital International S.A.
2.43%, 01/10/25 (a)	300,000	287,727
3.46%, 02/19/29 (a)	356,000	332,942
2.83%, 01/10/30 (a)	200,000	179,202
2.99%, 06/29/41 (a)	225,000	171,513
3.46%, 07/12/49 (a)	300,000	233,988
3.13%, 05/29/50 (a)	700,000	508,998
3.39%, 06/29/60 (a)	250,000	183,860
TotalEnergies Capital S.A.
3.88%, 10/11/28	275,000	264,462
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (a)	150,000	141,189
4.88%, 01/15/26 (a)	350,000	346,360
4.25%, 05/15/28 (a)	575,000	549,131
4.10%, 04/15/30 (a)	150,000	139,670
2.50%, 10/12/31 (a)	150,000	121,572
4.63%, 03/01/34 (a)	400,000	367,648
6.20%, 10/15/37	350,000	365,200
4.75%, 05/15/38 (a)	200,000	179,466
7.25%, 08/15/38	200,000	224,054
7.63%, 01/15/39	400,000	465,116
6.10%, 06/01/40	250,000	256,105
5.00%, 10/16/43 (a)	200,000	179,174
4.88%, 05/15/48 (a)	300,000	269,508
5.10%, 03/15/49 (a)	300,000	279,627
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	262,187
4.00%, 03/15/28 (a)	150,000	141,345
3.25%, 05/15/30 (a)	200,000	178,032
5.40%, 08/15/41 (a)	125,000	120,644
4.45%, 08/01/42 (a)	125,000	107,364
4.60%, 03/15/48 (a)	200,000	170,710
Valero Energy Corp.
2.15%, 09/15/27 (a)	200,000	177,512
4.35%, 06/01/28 (a)	150,000	143,457
4.00%, 04/01/29 (a)	150,000	141,687
2.80%, 12/01/31 (a)	175,000	144,170
7.50%, 04/15/32	175,000	198,210
6.63%, 06/15/37	400,000	430,976
4.90%, 03/15/45 (f)	250,000	222,380
3.65%, 12/01/51 (a)	200,000	140,394
4.00%, 06/01/52 (a)	175,000	132,195
Valero Energy Partners LP
4.50%, 03/15/28 (a)	200,000	192,912
Western Midstream Operating LP
3.35%, 02/01/25 (a)(d)	200,000	191,458
3.95%, 06/01/25 (a)	100,000	96,147
4.65%, 07/01/26 (a)	250,000	240,830
4.50%, 03/01/28 (a)	150,000	141,735
4.75%, 08/15/28 (a)	200,000	190,162
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report79

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 02/01/30 (a)	400,000	360,488
5.45%, 04/01/44 (a)	175,000	149,116
5.30%, 03/01/48 (a)	125,000	104,900
5.50%, 08/15/48 (a)	300,000	252,108
5.50%, 02/01/50 (a)	200,000	166,774
Williams Cos., Inc.
3.90%, 01/15/25 (a)	237,000	230,471
4.00%, 09/15/25 (a)	250,000	241,802
3.75%, 06/15/27 (a)	500,000	472,560
3.50%, 11/15/30 (a)	350,000	314,226
7.50%, 01/15/31	100,000	110,178
2.60%, 03/15/31 (a)	350,000	290,598
8.75%, 03/15/32	150,000	178,368
6.30%, 04/15/40	400,000	420,724
5.80%, 11/15/43 (a)	150,000	146,282
5.40%, 03/04/44 (a)	175,000	162,120
5.75%, 06/24/44 (a)	200,000	196,070
4.90%, 01/15/45 (a)	125,000	109,470
5.10%, 09/15/45 (a)	350,000	316,200
4.85%, 03/01/48 (a)	200,000	174,680
3.50%, 10/15/51 (a)	250,000	173,380
5.30%, 08/15/52 (a)	225,000	208,310
		120,531,797
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	130,000	113,464
California Institute of Technology
4.32%, 08/01/45	100,000	91,837
4.70%, 11/01/11	125,000	109,573
3.65%, 09/01/19 (a)	150,000	102,921
Case Western Reserve University
5.41%, 06/01/22 (a)	150,000	146,724
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	289,419
4.00%, 05/01/32 (a)	200,000	190,380
Duke University
2.68%, 10/01/44	150,000	111,741
2.76%, 10/01/50	100,000	70,890
2.83%, 10/01/55	200,000	139,982
Emory University
2.14%, 09/01/30 (a)	200,000	168,184
2.97%, 09/01/50 (a)	50,000	35,984
George Washington University
4.30%, 09/15/44	125,000	112,573
4.87%, 09/15/45	100,000	95,350
4.13%, 09/15/48 (a)	225,000	194,735
Georgetown University
4.32%, 04/01/49 (a)	101,000	89,107
2.94%, 04/01/50	125,000	86,005
5.22%, 10/01/18 (a)	150,000	138,283
Howard University
5.21%, 10/01/52 (a)	50,000	41,494
Johns Hopkins University
4.08%, 07/01/53	200,000	178,864
2.81%, 01/01/60 (a)	150,000	99,314
Leland Stanford Junior University
3.65%, 05/01/48 (a)	200,000	171,470
2.41%, 06/01/50 (a)	250,000	165,565
Massachusetts Institute of Technology
3.96%, 07/01/38	50,000	46,200
2.99%, 07/01/50 (a)	200,000	149,900
2.29%, 07/01/51 (a)	175,000	111,703
3.07%, 04/01/52 (a)	100,000	75,540
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 07/01/11	240,000	271,716
4.68%, 07/01/14	150,000	140,977
3.89%, 07/01/16	150,000	115,684
Northeastern University
2.89%, 10/01/50	100,000	69,191
Northwestern University
4.64%, 12/01/44	200,000	195,728
2.64%, 12/01/50 (a)	100,000	69,250
3.66%, 12/01/57 (a)	100,000	82,832
President and Fellows of Harvard College
4.88%, 10/15/40	50,000	50,812
3.15%, 07/15/46 (a)	207,000	160,340
2.52%, 10/15/50 (a)	200,000	135,286
3.75%, 11/15/52 (a)	150,000	128,950
3.30%, 07/15/56 (a)	150,000	114,929
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	170,244
2.35%, 01/15/32 (a)	200,000	157,726
3.05%, 10/01/41 (a)	200,000	139,948
The American University
3.67%, 04/01/49	200,000	160,466
Thomas Jefferson University
3.85%, 11/01/57 (a)	225,000	164,234
Trustees of Boston College
3.13%, 07/01/52	150,000	111,386
Trustees of Princeton University
5.70%, 03/01/39	225,000	249,799
2.52%, 07/01/50 (a)	200,000	137,504
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	100,000	65,153
4.67%, 09/01/12	100,000	89,986
3.61%, 02/15/19 (a)	100,000	70,381
University of Chicago
2.76%, 04/01/45 (a)	150,000	114,912
2.55%, 04/01/50 (a)	200,000	137,544
4.00%, 10/01/53 (a)	125,000	110,483
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	123,196
3.39%, 02/15/48 (a)	149,000	121,702
University of Southern California
3.03%, 10/01/39	300,000	242,196
3.84%, 10/01/47 (a)	200,000	173,278
2.81%, 10/01/50 (a)	100,000	69,790
2.95%, 10/01/51 (a)	125,000	89,435
5.25%, 10/01/11	100,000	101,052
3.23%, 10/01/20 (a)	50,000	31,399
William Marsh Rice University
3.57%, 05/15/45	150,000	127,000
3.77%, 05/15/55	125,000	105,536
Yale University
1.48%, 04/15/30 (a)	300,000	248,232
2.40%, 04/15/50 (a)	200,000	132,384
		8,307,863
Technology 2.4%
Adobe, Inc.
1.90%, 02/01/25 (a)	150,000	142,548
3.25%, 02/01/25 (a)	230,000	223,365
2.15%, 02/01/27 (a)	275,000	252,895
2.30%, 02/01/30 (a)	300,000	263,409
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	150,000	142,536
4.39%, 06/01/52 (a)	150,000	136,743
See financial notes
80Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alphabet, Inc.
0.45%, 08/15/25 (a)	225,000	206,172
2.00%, 08/15/26 (a)	500,000	463,200
0.80%, 08/15/27 (a)	300,000	259,863
1.10%, 08/15/30 (a)	600,000	485,964
1.90%, 08/15/40 (a)	500,000	344,525
2.05%, 08/15/50 (a)	750,000	470,242
2.25%, 08/15/60 (a)	475,000	289,541
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	209,548
Analog Devices, Inc.
2.95%, 04/01/25 (a)	150,000	144,273
3.50%, 12/05/26 (a)	225,000	216,882
3.45%, 06/15/27 (a)(c)	150,000	142,322
1.70%, 10/01/28 (a)	200,000	172,148
2.10%, 10/01/31 (a)	350,000	290,129
2.80%, 10/01/41 (a)	250,000	186,578
2.95%, 10/01/51 (a)	325,000	231,052
Apple Inc.
1.80%, 09/11/24 (a)	250,000	240,732
2.75%, 01/13/25 (a)	400,000	385,956
2.50%, 02/09/25	300,000	288,072
1.13%, 05/11/25 (a)	500,000	466,090
3.20%, 05/13/25	600,000	580,956
0.55%, 08/20/25 (a)	400,000	365,540
0.70%, 02/08/26 (a)	750,000	676,402
3.25%, 02/23/26 (a)	950,000	915,334
4.42%, 05/08/26 (a)	300,000	298,761
2.45%, 08/04/26 (a)	600,000	562,524
2.05%, 09/11/26 (a)	550,000	507,100
3.35%, 02/09/27 (a)	600,000	576,210
3.20%, 05/11/27 (a)	500,000	477,650
3.00%, 06/20/27 (a)	250,000	237,103
2.90%, 09/12/27 (a)	550,000	517,154
3.00%, 11/13/27 (a)	450,000	424,503
1.20%, 02/08/28 (a)	750,000	649,957
4.00%, 05/10/28 (a)	500,000	491,980
1.40%, 08/05/28 (a)	650,000	561,385
3.25%, 08/08/29 (a)	300,000	281,349
2.20%, 09/11/29 (a)	550,000	483,010
1.65%, 05/11/30 (a)	550,000	463,716
1.25%, 08/20/30 (a)	400,000	325,012
1.65%, 02/08/31 (a)	800,000	663,696
1.70%, 08/05/31 (a)	350,000	288,883
3.35%, 08/08/32 (a)	450,000	420,430
4.50%, 02/23/36 (a)	300,000	305,985
2.38%, 02/08/41 (a)	450,000	332,572
3.85%, 05/04/43	800,000	713,800
4.45%, 05/06/44	230,000	224,664
3.45%, 02/09/45	600,000	506,580
4.38%, 05/13/45	600,000	570,420
4.65%, 02/23/46 (a)	850,000	839,120
3.85%, 08/04/46 (a)	588,000	517,716
4.25%, 02/09/47 (a)	300,000	286,827
3.75%, 09/12/47 (a)	350,000	303,282
3.75%, 11/13/47 (a)	419,000	363,847
2.95%, 09/11/49 (a)	500,000	372,870
2.65%, 05/11/50 (a)	750,000	523,057
2.40%, 08/20/50 (a)	450,000	301,630
2.65%, 02/08/51 (a)	350,000	242,620
2.70%, 08/05/51 (a)	525,000	367,201
3.95%, 08/08/52 (a)	500,000	441,670
4.85%, 05/10/53 (a)	500,000	513,000
2.55%, 08/20/60 (a)	550,000	363,918
2.80%, 02/08/61 (a)	550,000	373,175
2.85%, 08/05/61 (a)	450,000	306,873
4.10%, 08/08/62 (a)	200,000	175,416
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	244,647
3.30%, 04/01/27 (a)	400,000	382,164
1.75%, 06/01/30 (a)	250,000	209,223
5.10%, 10/01/35 (a)	100,000	101,891
5.85%, 06/15/41	150,000	165,323
4.35%, 04/01/47 (a)	125,000	117,344
2.75%, 06/01/50 (a)	325,000	230,565
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	200,000	193,334
4.00%, 04/01/25 (a)	50,000	48,397
3.88%, 01/12/28 (a)	325,000	301,424
2.95%, 02/15/32 (a)	50,000	41,339
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	195,820
3.50%, 06/15/27 (a)	75,000	71,098
2.85%, 01/15/30 (a)	50,000	43,836
2.40%, 12/15/31 (a)	375,000	308,040
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	241,735
1.70%, 05/15/28 (a)	250,000	219,845
1.25%, 09/01/30 (a)	350,000	283,990
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	242,625
3.00%, 05/15/31 (a)	25,000	20,055
5.50%, 06/01/32 (a)	150,000	143,304
Baidu, Inc.
3.08%, 04/07/25 (a)	300,000	286,287
1.72%, 04/09/26 (a)	200,000	180,894
3.63%, 07/06/27	200,000	188,062
4.38%, 03/29/28 (a)	200,000	191,976
4.88%, 11/14/28 (a)	200,000	195,692
3.43%, 04/07/30 (a)	200,000	179,596
2.38%, 10/09/30 (a)	150,000	124,340
2.38%, 08/23/31 (a)	200,000	162,840
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	100,000	96,182
3.88%, 01/15/27 (a)	800,000	763,592
3.50%, 01/15/28 (a)	250,000	231,128
Broadcom, Inc.
3.63%, 10/15/24 (a)	200,000	194,600
3.15%, 11/15/25 (a)	250,000	237,693
3.46%, 09/15/26 (a)	204,000	193,068
1.95%, 02/15/28 (a)(c)	300,000	260,013
4.11%, 09/15/28 (a)	400,000	378,552
4.00%, 04/15/29 (a)(c)	200,000	185,078
4.75%, 04/15/29 (a)	150,000	145,295
5.00%, 04/15/30 (a)	200,000	196,520
4.15%, 11/15/30 (a)	543,000	499,332
2.45%, 02/15/31 (a)(c)	800,000	650,928
4.15%, 04/15/32 (a)(c)	350,000	317,100
4.30%, 11/15/32 (a)	575,000	527,200
2.60%, 02/15/33 (a)(c)	500,000	390,115
3.42%, 04/15/33 (a)(c)	600,000	502,950
3.47%, 04/15/34 (a)(c)	850,000	697,671
3.14%, 11/15/35 (a)(c)	881,000	676,828
3.19%, 11/15/36 (a)(c)	707,000	534,754
4.93%, 05/15/37 (a)(c)	655,000	592,526
3.50%, 02/15/41 (a)(c)	900,000	675,162
3.75%, 02/15/51 (a)(c)	500,000	370,050
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	200,000	188,648
2.90%, 12/01/29 (a)	250,000	214,225
2.60%, 05/01/31 (a)	250,000	205,285
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	100,000	98,428
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report81

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	175,000	174,001
4.13%, 05/01/25 (a)	175,000	169,657
2.67%, 12/01/26 (a)	275,000	247,596
4.25%, 04/01/28 (a)	250,000	230,203
3.28%, 12/01/28 (a)	150,000	130,568
3.25%, 02/15/29 (a)	200,000	173,476
3.57%, 12/01/31 (a)	300,000	253,623
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	176,950
2.30%, 09/14/31 (a)	150,000	117,399
Cisco Systems, Inc.
3.50%, 06/15/25	50,000	48,585
2.95%, 02/28/26	150,000	144,095
2.50%, 09/20/26 (a)	450,000	422,001
5.90%, 02/15/39	500,000	553,760
5.50%, 01/15/40	650,000	691,892
Corning, Inc.
4.70%, 03/15/37	50,000	46,457
5.75%, 08/15/40	150,000	152,655
4.75%, 03/15/42	50,000	46,167
5.35%, 11/15/48 (a)	150,000	146,151
3.90%, 11/15/49 (a)	200,000	151,376
4.38%, 11/15/57 (a)	250,000	204,080
5.85%, 11/15/68 (a)	100,000	96,316
5.45%, 11/15/79 (a)	300,000	273,990
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	250,000	245,930
5.85%, 07/15/25 (a)	200,000	200,890
6.02%, 06/15/26 (a)	1,200,000	1,218,276
4.90%, 10/01/26 (a)	500,000	497,695
6.10%, 07/15/27 (a)	200,000	206,658
5.25%, 02/01/28 (a)	250,000	249,662
5.30%, 10/01/29 (a)	550,000	546,535
6.20%, 07/15/30 (a)	300,000	312,540
5.75%, 02/01/33 (a)	250,000	252,680
8.10%, 07/15/36 (a)	200,000	232,954
3.38%, 12/15/41 (a)(c)	250,000	176,710
8.35%, 07/15/46 (a)	256,000	314,171
3.45%, 12/15/51 (a)(c)	400,000	268,380
Dell, Inc.
7.10%, 04/15/28	50,000	53,810
6.50%, 04/15/38	100,000	103,751
DXC Technology Co.
1.80%, 09/15/26 (a)	250,000	217,540
2.38%, 09/15/28 (a)	200,000	167,272
Equifax, Inc.
2.60%, 12/01/24 (a)	200,000	190,882
2.60%, 12/15/25 (a)	150,000	139,742
3.10%, 05/15/30 (a)	200,000	173,190
2.35%, 09/15/31 (a)	400,000	319,960
Equinix, Inc.
2.63%, 11/18/24 (a)	200,000	191,308
1.00%, 09/15/25 (a)	250,000	225,995
1.45%, 05/15/26 (a)	200,000	178,930
2.90%, 11/18/26 (a)	250,000	229,540
1.80%, 07/15/27 (a)	150,000	130,040
1.55%, 03/15/28 (a)	250,000	210,103
3.20%, 11/18/29 (a)	400,000	352,312
2.15%, 07/15/30 (a)	300,000	243,408
2.50%, 05/15/31 (a)	300,000	244,749
3.90%, 04/15/32 (a)	350,000	315,052
3.00%, 07/15/50 (a)	175,000	114,146
2.95%, 09/15/51 (a)	150,000	95,763
3.40%, 02/15/52 (a)	100,000	70,514
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	200,000	184,030
3.45%, 03/01/32 (a)	150,000	128,417
Fidelity National Information Services, Inc.
4.50%, 07/15/25	250,000	244,680
1.15%, 03/01/26 (a)	350,000	312,606
1.65%, 03/01/28 (a)	250,000	211,625
3.75%, 05/21/29 (a)	50,000	45,753
2.25%, 03/01/31 (a)	500,000	400,505
5.10%, 07/15/32 (a)	225,000	218,599
3.10%, 03/01/41 (a)	250,000	172,440
4.50%, 08/15/46 (a)	100,000	80,568
5.63%, 07/15/52 (a)	100,000	94,663
Fiserv, Inc.
2.75%, 07/01/24 (a)	600,000	582,324
3.85%, 06/01/25 (a)	250,000	242,707
3.20%, 07/01/26 (a)	800,000	751,176
2.25%, 06/01/27 (a)	200,000	179,926
4.20%, 10/01/28 (a)	300,000	287,589
3.50%, 07/01/29 (a)	750,000	687,307
2.65%, 06/01/30 (a)	200,000	170,692
5.60%, 03/02/33 (a)	250,000	255,120
4.40%, 07/01/49 (a)	525,000	443,793
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	146,714
3.75%, 02/01/26 (a)	200,000	190,748
4.88%, 06/15/29 (a)	250,000	239,930
4.88%, 05/12/30 (a)	300,000	291,270
Fortinet, Inc.
1.00%, 03/15/26 (a)	200,000	178,606
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	200,000	192,562
1.75%, 04/10/26 (a)	100,000	90,080
Global Payments, Inc.
1.50%, 11/15/24 (a)	200,000	188,082
2.65%, 02/15/25 (a)	200,000	189,806
1.20%, 03/01/26 (a)	400,000	355,652
2.15%, 01/15/27 (a)	350,000	311,332
4.45%, 06/01/28 (a)	150,000	140,990
3.20%, 08/15/29 (a)	400,000	347,840
5.30%, 08/15/29 (a)	150,000	146,658
2.90%, 05/15/30 (a)	275,000	233,233
2.90%, 11/15/31 (a)	250,000	204,085
5.40%, 08/15/32 (a)	225,000	219,409
4.15%, 08/15/49 (a)	200,000	149,952
5.95%, 08/15/52 (a)	200,000	192,238
Hewlett Packard Enterprise Co.
5.90%, 10/01/24	300,000	299,922
4.90%, 10/15/25 (a)	600,000	592,140
1.75%, 04/01/26 (a)	350,000	319,088
6.20%, 10/15/35 (a)	250,000	262,292
6.35%, 10/15/45 (a)	425,000	444,002
HP, Inc.
2.20%, 06/17/25 (a)	500,000	470,285
1.45%, 06/17/26 (a)	200,000	179,724
3.00%, 06/17/27 (a)	300,000	277,074
4.00%, 04/15/29 (a)	300,000	280,413
3.40%, 06/17/30 (a)	300,000	263,961
2.65%, 06/17/31 (a)	250,000	201,618
4.20%, 04/15/32 (a)	300,000	269,355
5.50%, 01/15/33 (a)	350,000	344,078
6.00%, 09/15/41	350,000	354,294
Intel Corp.
3.40%, 03/25/25 (a)	600,000	582,018
3.70%, 07/29/25 (a)	700,000	680,526
4.88%, 02/10/26	500,000	498,740
See financial notes
82Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 05/19/26 (a)	350,000	329,427
3.75%, 03/25/27 (a)	250,000	240,797
3.15%, 05/11/27 (a)	300,000	281,448
3.75%, 08/05/27 (a)	200,000	191,522
4.88%, 02/10/28 (a)	500,000	498,425
1.60%, 08/12/28 (a)	300,000	258,882
4.00%, 08/05/29 (a)	250,000	238,198
2.45%, 11/15/29 (a)	700,000	607,873
3.90%, 03/25/30 (a)	450,000	424,701
2.00%, 08/12/31 (a)	600,000	490,302
4.15%, 08/05/32 (a)	375,000	357,855
4.00%, 12/15/32	100,000	93,975
5.20%, 02/10/33 (a)	800,000	808,384
4.60%, 03/25/40 (a)	250,000	234,093
2.80%, 08/12/41 (a)	250,000	178,753
4.80%, 10/01/41	200,000	186,548
4.25%, 12/15/42	350,000	305,035
4.90%, 07/29/45 (a)	200,000	197,632
4.10%, 05/19/46 (a)	250,000	211,055
4.10%, 05/11/47 (a)	275,000	232,645
3.73%, 12/08/47 (a)	500,000	390,065
3.25%, 11/15/49 (a)	600,000	423,882
4.75%, 03/25/50 (a)	650,000	589,615
3.05%, 08/12/51 (a)	350,000	234,962
4.90%, 08/05/52 (a)	475,000	439,798
5.70%, 02/10/53 (a)	500,000	509,605
3.10%, 02/15/60 (a)	375,000	241,264
4.95%, 03/25/60 (a)(f)	300,000	277,746
3.20%, 08/12/61 (a)	250,000	163,148
5.05%, 08/05/62 (a)	250,000	230,623
5.90%, 02/10/63 (a)	400,000	413,100
International Business Machines Corp.
4.00%, 07/27/25	300,000	293,298
7.00%, 10/30/25	150,000	156,183
4.50%, 02/06/26	300,000	295,896
3.45%, 02/19/26	500,000	479,230
3.30%, 05/15/26	900,000	858,051
3.30%, 01/27/27	350,000	331,114
2.20%, 02/09/27 (a)	200,000	182,192
1.70%, 05/15/27 (a)	100,000	88,734
4.15%, 07/27/27 (a)	300,000	291,753
3.50%, 05/15/29	1,000,000	924,750
1.95%, 05/15/30 (a)	500,000	415,180
2.72%, 02/09/32 (a)	150,000	128,454
4.40%, 07/27/32 (a)	300,000	288,291
5.88%, 11/29/32	300,000	321,027
4.15%, 05/15/39	650,000	571,311
2.85%, 05/15/40 (a)	300,000	220,173
4.00%, 06/20/42	375,000	317,377
4.70%, 02/19/46	250,000	226,940
4.25%, 05/15/49	950,000	812,696
2.95%, 05/15/50 (a)	300,000	201,510
3.43%, 02/09/52 (a)	250,000	182,168
7.13%, 12/01/96	100,000	127,706
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	137,258
1.35%, 07/15/27 (a)	200,000	175,556
1.65%, 07/15/30 (a)	150,000	121,898
Jabil, Inc.
3.95%, 01/12/28 (a)	350,000	328,286
3.60%, 01/15/30 (a)	150,000	134,640
3.00%, 01/15/31 (a)	200,000	170,290
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	150,000	134,538
3.75%, 08/15/29 (a)	200,000	180,798
2.00%, 12/10/30 (a)	150,000	116,681
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	98,474
4.60%, 04/06/27 (a)	250,000	246,795
3.00%, 10/30/29 (a)	200,000	175,868
KLA Corp.
4.65%, 11/01/24 (a)	250,000	246,780
4.10%, 03/15/29 (a)	274,000	264,026
4.65%, 07/15/32 (a)	300,000	299,124
5.00%, 03/15/49 (a)	150,000	145,845
3.30%, 03/01/50 (a)	250,000	188,825
5.25%, 07/15/62 (a)	350,000	356,265
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	200,000	174,138
2.70%, 10/15/28 (a)	150,000	122,169
3.15%, 10/15/31 (a)	200,000	150,214
4.10%, 10/15/41 (a)	200,000	134,626
Lam Research Corp.
3.80%, 03/15/25 (a)	150,000	146,736
3.75%, 03/15/26 (a)	150,000	145,605
4.00%, 03/15/29 (a)	300,000	290,037
1.90%, 06/15/30 (a)	250,000	208,435
4.88%, 03/15/49 (a)	220,000	213,477
2.88%, 06/15/50 (a)	250,000	174,798
3.13%, 06/15/60 (a)	225,000	153,443
Leidos, Inc.
3.63%, 05/15/25 (a)	150,000	143,984
4.38%, 05/15/30 (a)	300,000	277,194
2.30%, 02/15/31 (a)	250,000	197,353
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	150,000	135,386
2.45%, 04/15/28 (a)	250,000	218,740
4.88%, 06/22/28 (a)	189,000	183,602
2.95%, 04/15/31 (a)	150,000	125,850
Mastercard, Inc.
2.00%, 03/03/25 (a)	200,000	190,272
2.95%, 11/21/26 (a)	300,000	283,848
3.30%, 03/26/27 (a)	300,000	286,866
4.88%, 03/09/28 (a)	200,000	202,436
2.95%, 06/01/29 (a)	350,000	319,091
3.35%, 03/26/30 (a)	400,000	373,500
2.00%, 11/18/31 (a)	250,000	207,098
3.80%, 11/21/46 (a)	125,000	106,563
3.95%, 02/26/48 (a)	100,000	89,002
3.65%, 06/01/49 (a)	300,000	251,619
3.85%, 03/26/50 (a)	450,000	389,466
2.95%, 03/15/51 (a)	250,000	183,288
Microchip Technology, Inc.
0.98%, 09/01/24	300,000	283,359
4.25%, 09/01/25 (a)	300,000	290,940
Micron Technology, Inc.
4.98%, 02/06/26 (a)	50,000	49,275
4.19%, 02/15/27 (a)	250,000	239,820
5.38%, 04/15/28 (a)	150,000	148,698
5.33%, 02/06/29 (a)	200,000	197,280
6.75%, 11/01/29 (a)	200,000	208,060
4.66%, 02/15/30 (a)	250,000	235,905
2.70%, 04/15/32 (a)	350,000	276,678
5.88%, 02/09/33 (a)	200,000	199,480
5.88%, 09/15/33 (a)	250,000	247,947
3.37%, 11/01/41 (a)	200,000	140,334
3.48%, 11/01/51 (a)	125,000	83,536
Microsoft Corp.
2.70%, 02/12/25 (a)	550,000	530,805
3.13%, 11/03/25 (a)	900,000	866,574
2.40%, 08/08/26 (a)	1,150,000	1,079,574
3.30%, 02/06/27 (a)	1,225,000	1,179,026
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report83

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 02/12/35 (a)	525,000	492,271
4.20%, 11/03/35 (a)	150,000	148,758
3.45%, 08/08/36 (a)	450,000	411,043
4.10%, 02/06/37 (a)	475,000	461,861
3.50%, 11/15/42	50,000	43,377
3.75%, 02/12/45 (a)	75,000	67,937
4.45%, 11/03/45 (a)	200,000	197,336
3.70%, 08/08/46 (a)	450,000	395,019
4.25%, 02/06/47 (a)	300,000	291,960
2.53%, 06/01/50 (a)	1,825,000	1,264,287
2.92%, 03/17/52 (a)	1,794,000	1,337,248
4.00%, 02/12/55 (a)	250,000	231,245
3.95%, 08/08/56 (a)	200,000	180,568
4.50%, 02/06/57 (a)	250,000	252,085
2.68%, 06/01/60 (a)	960,000	644,592
3.04%, 03/17/62 (a)	491,000	359,186
Moody's Corp.
3.75%, 03/24/25 (a)	100,000	97,343
3.25%, 01/15/28 (a)	100,000	93,370
4.25%, 02/01/29 (a)	100,000	96,435
2.00%, 08/19/31 (a)	200,000	161,464
2.75%, 08/19/41 (a)	175,000	122,862
5.25%, 07/15/44	100,000	98,468
4.88%, 12/17/48 (a)	50,000	47,059
3.25%, 05/20/50 (a)	100,000	71,220
3.75%, 02/25/52 (a)	150,000	119,076
2.55%, 08/18/60 (a)	200,000	112,486
3.10%, 11/29/61 (a)	175,000	115,381
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	200,000	194,052
4.60%, 05/23/29 (a)	250,000	242,497
2.30%, 11/15/30 (a)	300,000	243,039
2.75%, 05/24/31 (a)	250,000	205,368
5.60%, 06/01/32 (a)	200,000	198,864
5.50%, 09/01/44	100,000	95,175
NetApp, Inc.
3.30%, 09/29/24 (a)	50,000	48,438
1.88%, 06/22/25 (a)	250,000	232,400
2.38%, 06/22/27 (a)	175,000	158,967
2.70%, 06/22/30 (a)	250,000	210,745
Nokia Oyj
4.38%, 06/12/27	350,000	330,242
NVIDIA Corp.
3.20%, 09/16/26 (a)	400,000	385,588
1.55%, 06/15/28 (a)	225,000	196,583
2.85%, 04/01/30 (a)	400,000	362,964
2.00%, 06/15/31 (a)	400,000	335,924
3.50%, 04/01/40 (a)	300,000	257,454
3.50%, 04/01/50 (a)	550,000	448,156
3.70%, 04/01/60 (a)	175,000	144,757
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	200,000	198,864
5.55%, 12/01/28 (a)	250,000	252,067
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	200,000	189,648
3.88%, 06/18/26 (a)	250,000	240,398
3.15%, 05/01/27 (a)	200,000	184,448
4.30%, 06/18/29 (a)	350,000	330,312
3.40%, 05/01/30 (a)	200,000	177,328
2.50%, 05/11/31 (a)	300,000	245,169
2.65%, 02/15/32 (a)	350,000	283,300
3.25%, 05/11/41 (a)	350,000	255,045
3.25%, 11/30/51 (a)	250,000	168,128
Oracle Corp.
3.40%, 07/08/24 (a)	400,000	391,536
2.95%, 11/15/24 (a)	570,000	550,552
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 04/01/25 (a)	1,000,000	949,550
2.95%, 05/15/25 (a)	500,000	477,310
5.80%, 11/10/25	300,000	303,588
1.65%, 03/25/26 (a)	800,000	727,024
2.65%, 07/15/26 (a)	756,000	700,464
2.80%, 04/01/27 (a)	650,000	598,214
3.25%, 11/15/27 (a)	850,000	789,225
2.30%, 03/25/28 (a)	650,000	574,067
4.50%, 05/06/28 (a)	300,000	292,128
6.15%, 11/09/29 (a)	350,000	364,885
2.95%, 04/01/30 (a)	950,000	829,796
3.25%, 05/15/30 (a)	150,000	133,953
2.88%, 03/25/31 (a)	1,000,000	853,310
6.25%, 11/09/32 (a)	650,000	690,807
4.90%, 02/06/33 (a)	300,000	291,357
4.30%, 07/08/34 (a)	400,000	363,676
3.90%, 05/15/35 (a)	350,000	302,025
3.85%, 07/15/36 (a)	350,000	293,016
3.80%, 11/15/37 (a)	525,000	430,206
6.50%, 04/15/38	400,000	428,092
6.13%, 07/08/39	350,000	361,378
3.60%, 04/01/40 (a)	850,000	658,418
5.38%, 07/15/40	600,000	573,456
3.65%, 03/25/41 (a)	600,000	463,392
4.50%, 07/08/44 (a)	275,000	230,607
4.13%, 05/15/45 (a)	550,000	432,602
4.00%, 07/15/46 (a)	800,000	615,744
4.00%, 11/15/47 (a)	675,000	521,532
3.60%, 04/01/50 (a)	1,300,000	929,617
3.95%, 03/25/51 (a)	840,000	636,174
6.90%, 11/09/52 (a)	700,000	786,954
5.55%, 02/06/53 (a)	500,000	484,905
4.38%, 05/15/55 (a)	375,000	302,332
3.85%, 04/01/60 (a)	1,000,000	703,640
4.10%, 03/25/61 (a)	450,000	333,004
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	300,000	288,555
1.65%, 06/01/25 (a)	300,000	280,860
2.65%, 10/01/26 (a)	350,000	325,615
3.90%, 06/01/27 (a)	150,000	145,280
2.85%, 10/01/29 (a)	425,000	378,105
2.30%, 06/01/30 (a)	300,000	254,454
4.40%, 06/01/32 (a)	300,000	289,143
3.25%, 06/01/50 (a)	275,000	199,958
5.05%, 06/01/52 (a)	300,000	294,321
5.25%, 06/01/62 (a)	150,000	146,364
Qorvo, Inc.
1.75%, 12/15/24 (a)(c)	200,000	186,166
4.38%, 10/15/29 (a)	350,000	317,299
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	450,000	436,743
3.25%, 05/20/27 (a)	550,000	522,038
1.30%, 05/20/28 (a)	384,000	327,590
2.15%, 05/20/30 (a)	400,000	344,420
1.65%, 05/20/32 (a)	450,000	355,486
4.25%, 05/20/32 (a)	150,000	146,403
4.65%, 05/20/35 (a)	275,000	275,258
4.80%, 05/20/45 (a)	450,000	436,072
4.30%, 05/20/47 (a)	400,000	363,352
3.25%, 05/20/50 (a)	175,000	132,253
4.50%, 05/20/52 (a)	300,000	273,369
6.00%, 05/20/53 (a)	350,000	391,958
RELX Capital, Inc.
4.00%, 03/18/29 (a)	250,000	239,618
3.00%, 05/22/30 (a)	200,000	178,814
4.75%, 05/20/32 (a)	150,000	147,582
See financial notes
84Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	150,000	144,053
1.00%, 09/15/25 (a)	250,000	227,553
3.85%, 12/15/25 (a)	100,000	96,053
3.80%, 12/15/26 (a)	200,000	191,620
1.40%, 09/15/27 (a)	200,000	172,506
4.20%, 09/15/28 (a)	50,000	48,147
2.95%, 09/15/29 (a)	200,000	177,316
2.00%, 06/30/30 (a)	250,000	205,015
1.75%, 02/15/31 (a)	350,000	277,952
S&P Global, Inc.
2.95%, 01/22/27 (a)	150,000	141,068
2.45%, 03/01/27 (a)	400,000	369,496
4.75%, 08/01/28 (a)	150,000	149,417
2.70%, 03/01/29 (a)	350,000	316,578
4.25%, 05/01/29 (a)	200,000	195,364
2.50%, 12/01/29 (a)	150,000	131,055
1.25%, 08/15/30 (a)	100,000	78,967
2.90%, 03/01/32 (a)	400,000	347,656
3.25%, 12/01/49 (a)	200,000	150,776
3.70%, 03/01/52 (a)	275,000	225,789
2.30%, 08/15/60 (a)	250,000	145,160
3.90%, 03/01/62 (a)	150,000	124,215
Salesforce, Inc.
0.63%, 07/15/24 (a)	200,000	190,514
3.70%, 04/11/28 (a)	425,000	410,473
1.50%, 07/15/28 (a)	300,000	258,636
1.95%, 07/15/31 (a)	500,000	413,180
2.70%, 07/15/41 (a)	350,000	256,627
2.90%, 07/15/51 (a)	550,000	387,827
3.05%, 07/15/61 (a)	350,000	238,868
ServiceNow, Inc.
1.40%, 09/01/30 (a)	450,000	356,958
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	200,000	179,196
3.00%, 06/01/31 (a)	175,000	142,193
TD SYNNEX Corp.
1.25%, 08/09/24 (a)	250,000	236,215
1.75%, 08/09/26 (a)	300,000	262,281
2.38%, 08/09/28 (a)	100,000	82,475
2.65%, 08/09/31 (a)	250,000	192,615
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	200,000	165,876
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	275,000	217,267
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	300,000	282,003
1.13%, 09/15/26 (a)	200,000	178,644
2.90%, 11/03/27 (a)	400,000	374,200
2.25%, 09/04/29 (a)	350,000	305,669
1.75%, 05/04/30 (a)	250,000	210,198
1.90%, 09/15/31 (a)	150,000	123,384
3.88%, 03/15/39 (a)	50,000	44,946
4.15%, 05/15/48 (a)	550,000	501,352
2.70%, 09/15/51 (a)	300,000	208,875
5.00%, 03/14/53 (a)	200,000	203,702
5.05%, 05/18/63 (a)	300,000	300,969
Thomson Reuters Corp.
5.85%, 04/15/40	175,000	174,473
5.65%, 11/23/43 (a)	100,000	94,954
Trimble, Inc.
4.75%, 12/01/24 (a)	100,000	98,322
4.90%, 06/15/28 (a)	175,000	171,206
6.10%, 03/15/33 (a)	225,000	228,618
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	300,000	267,540
3.88%, 04/22/27 (a)	300,000	288,654
4.13%, 04/22/29 (a)	200,000	191,634
2.50%, 10/25/31 (a)	350,000	293,499
4.25%, 04/22/32 (a)	300,000	289,965
3.13%, 10/25/41 (a)	200,000	160,050
3.25%, 10/25/51 (a)	350,000	269,272
4.50%, 04/22/52 (a)	300,000	290,439
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	165,000	161,119
3.70%, 02/15/26 (a)	250,000	241,570
3.13%, 08/15/27 (a)	150,000	140,660
7.13%, 10/01/37	100,000	116,275
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	148,481
4.75%, 07/15/27 (a)	100,000	98,354
2.70%, 06/15/31 (a)	250,000	208,278
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	300,000	291,345
4.13%, 03/15/29 (a)	175,000	167,461
5.50%, 06/15/45 (a)	150,000	144,026
3.63%, 05/15/50 (a)	100,000	73,730
Visa, Inc.
3.15%, 12/14/25 (a)	1,000,000	958,970
1.90%, 04/15/27 (a)	400,000	364,908
0.75%, 08/15/27 (a)	150,000	130,134
2.75%, 09/15/27 (a)	150,000	139,434
2.05%, 04/15/30 (a)	450,000	386,464
1.10%, 02/15/31 (a)	350,000	276,857
4.15%, 12/14/35 (a)	500,000	476,760
2.70%, 04/15/40 (a)	250,000	192,360
4.30%, 12/14/45 (a)	875,000	814,117
3.65%, 09/15/47 (a)	200,000	169,792
2.00%, 08/15/50 (a)	550,000	338,877
VMware, Inc.
4.50%, 05/15/25 (a)	350,000	343,010
1.40%, 08/15/26 (a)	600,000	530,196
3.90%, 08/21/27 (a)	600,000	569,760
4.70%, 05/15/30 (a)	200,000	191,304
2.20%, 08/15/31 (a)	500,000	393,360
Western Digital Corp.
4.75%, 02/15/26 (a)	650,000	619,944
2.85%, 02/01/29 (a)	300,000	240,090
3.10%, 02/01/32 (a)	200,000	148,254
Western Union Co.
2.85%, 01/10/25 (a)	150,000	142,947
1.35%, 03/15/26 (a)	200,000	177,246
2.75%, 03/15/31 (a)	100,000	79,378
6.20%, 11/17/36	150,000	151,652
Workday, Inc.
3.50%, 04/01/27 (a)	300,000	284,655
3.70%, 04/01/29 (a)	200,000	185,812
3.80%, 04/01/32 (a)	400,000	360,304
Xilinx, Inc.
2.38%, 06/01/30 (a)	300,000	259,395
		170,879,354
Transportation 0.5%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	133,680	124,260
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	172,659	159,649
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	348,500	313,622
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report85

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 10/15/29	36,469	32,623
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	293,050	254,628
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	97,028
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (a)	300,000	293,079
3.00%, 04/01/25 (a)	240,000	231,394
7.00%, 12/15/25	150,000	156,163
3.25%, 06/15/27 (a)	200,000	190,916
6.20%, 08/15/36	100,000	110,237
6.15%, 05/01/37	50,000	55,426
5.75%, 05/01/40 (a)	50,000	52,985
5.05%, 03/01/41 (a)	200,000	197,522
5.40%, 06/01/41 (a)	250,000	255,917
4.40%, 03/15/42 (a)	250,000	227,135
4.38%, 09/01/42 (a)	350,000	317,345
4.45%, 03/15/43 (a)	200,000	182,022
5.15%, 09/01/43 (a)	200,000	198,712
4.90%, 04/01/44 (a)	150,000	145,593
4.55%, 09/01/44 (a)	425,000	392,339
4.70%, 09/01/45 (a)	200,000	186,350
3.90%, 08/01/46 (a)	100,000	82,900
4.13%, 06/15/47 (a)	225,000	195,642
4.05%, 06/15/48 (a)	400,000	343,528
4.15%, 12/15/48 (a)	300,000	262,056
3.05%, 02/15/51 (a)	225,000	160,416
3.30%, 09/15/51 (a)	450,000	337,261
2.88%, 06/15/52 (a)	150,000	103,230
4.45%, 01/15/53 (a)	250,000	230,045
5.20%, 04/15/54 (a)	450,000	459,819
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	144,962
6.90%, 07/15/28	150,000	164,148
3.85%, 08/05/32 (a)	250,000	233,187
6.38%, 11/15/37	150,000	167,587
3.20%, 08/02/46 (a)	250,000	186,245
3.65%, 02/03/48 (a)	200,000	162,752
4.45%, 01/20/49 (a)	200,000	183,796
2.45%, 05/01/50 (a)	200,000	128,046
4.40%, 08/05/52 (a)	250,000	229,695
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	450,000	423,117
2.90%, 02/01/25 (a)	171,000	164,218
4.00%, 06/01/28 (a)	200,000	191,506
2.88%, 11/15/29 (a)	150,000	133,076
2.05%, 03/05/30 (a)	200,000	168,106
7.13%, 10/15/31	125,000	141,535
2.45%, 12/02/31 (a)	450,000	395,905
4.80%, 09/15/35 (a)	145,000	142,045
5.95%, 05/15/37	100,000	105,325
3.00%, 12/02/41 (a)	300,000	246,912
4.30%, 05/15/43 (a)	125,000	110,284
4.80%, 08/01/45 (a)	150,000	140,403
4.95%, 08/15/45 (a)	100,000	93,881
4.70%, 05/01/48 (a)	150,000	137,123
3.50%, 05/01/50 (a)	150,000	116,151
3.10%, 12/02/51 (a)	500,000	355,460
4.20%, 11/15/69 (a)	150,000	118,500
6.13%, 09/15/15 (a)	239,000	248,591
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	192,184
CSX Corp.
3.40%, 08/01/24 (a)	150,000	146,552
3.35%, 11/01/25 (a)	150,000	143,652
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 11/01/26 (a)	250,000	231,637
3.25%, 06/01/27 (a)	378,000	356,783
3.80%, 03/01/28 (a)	300,000	286,788
2.40%, 02/15/30 (a)	275,000	237,468
6.00%, 10/01/36	200,000	211,240
6.15%, 05/01/37	250,000	269,565
6.22%, 04/30/40	175,000	189,749
5.50%, 04/15/41 (a)	150,000	152,401
4.75%, 05/30/42 (a)	50,000	46,150
4.40%, 03/01/43 (a)	150,000	131,996
4.10%, 03/15/44 (a)	250,000	215,120
3.80%, 11/01/46 (a)	250,000	202,797
4.30%, 03/01/48 (a)	50,000	43,643
4.75%, 11/15/48 (a)	200,000	185,636
4.50%, 03/15/49 (a)	150,000	134,403
3.35%, 09/15/49 (a)	350,000	259,115
3.80%, 04/15/50 (a)	150,000	119,757
3.95%, 05/01/50 (a)	150,000	122,408
2.50%, 05/15/51 (a)	150,000	95,363
4.50%, 08/01/54 (a)	150,000	133,632
4.25%, 11/01/66 (a)	250,000	208,172
4.65%, 03/01/68 (a)	125,000	112,316
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	143,608	127,563
FedEx Corp 2020-1 Class AA Pass-Through Trust
1.88%, 02/20/34	216,580	177,208
FedEx Corp.
3.25%, 04/01/26 (a)	300,000	287,031
3.40%, 02/15/28 (a)	150,000	139,776
4.20%, 10/17/28 (a)	150,000	144,693
3.10%, 08/05/29 (a)	400,000	360,864
4.25%, 05/15/30 (a)	300,000	287,442
4.90%, 01/15/34	112,000	109,486
3.90%, 02/01/35	150,000	132,702
3.25%, 05/15/41 (a)	250,000	187,072
3.88%, 08/01/42	200,000	161,662
5.10%, 01/15/44	200,000	186,776
4.10%, 02/01/45	227,000	184,351
4.75%, 11/15/45 (a)	265,000	237,398
4.55%, 04/01/46 (a)	400,000	345,060
4.40%, 01/15/47 (a)	175,000	148,698
4.05%, 02/15/48 (a)	300,000	240,732
4.95%, 10/17/48 (a)	250,000	230,140
5.25%, 05/15/50 (a)	275,000	264,814
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	225,000	196,315
2.65%, 07/15/31 (a)	125,000	97,530
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	225,000	217,602
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	126,224	106,926
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 11/15/32 (f)	209,102	190,624
Kirby Corp.
4.20%, 03/01/28 (a)	250,000	234,245
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	300,000	282,780
7.80%, 05/15/27	50,000	55,085
3.15%, 06/01/27 (a)	100,000	93,860
2.55%, 11/01/29 (a)	200,000	173,024
2.30%, 05/15/31 (a)	200,000	166,604
3.00%, 03/15/32 (a)	150,000	129,212
4.84%, 10/01/41	200,000	185,208
3.95%, 10/01/42 (a)	100,000	82,227
4.45%, 06/15/45 (a)	250,000	218,275
See financial notes
86Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 01/15/46 (a)	150,000	134,601
3.94%, 11/01/47 (a)	250,000	202,765
4.15%, 02/28/48 (a)	275,000	232,210
4.10%, 05/15/49 (a)	200,000	167,970
3.40%, 11/01/49 (a)	250,000	184,330
3.05%, 05/15/50 (a)	350,000	243,502
2.90%, 08/25/51 (a)	75,000	49,781
4.05%, 08/15/52 (a)	250,000	206,972
3.70%, 03/15/53 (a)	100,000	77,536
4.55%, 06/01/53 (a)	200,000	180,952
3.16%, 05/15/55 (a)	300,000	205,776
Ryder System, Inc.
2.50%, 09/01/24 (a)	200,000	192,292
3.35%, 09/01/25 (a)	135,000	128,436
1.75%, 09/01/26 (a)	150,000	133,850
2.90%, 12/01/26 (a)	200,000	183,372
4.30%, 06/15/27 (a)	50,000	48,136
5.25%, 06/01/28 (a)	200,000	197,854
Southwest Airlines Co.
5.25%, 05/04/25 (a)	375,000	371,629
3.00%, 11/15/26 (a)	100,000	91,951
5.13%, 06/15/27 (a)	475,000	471,912
3.45%, 11/16/27 (a)	100,000	92,477
2.63%, 02/10/30 (a)	150,000	128,010
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 04/01/28	29,369	26,954
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	250,000	196,580
Union Pacific Corp.
3.25%, 08/15/25 (a)	200,000	192,514
2.75%, 03/01/26 (a)	200,000	189,366
2.15%, 02/05/27 (a)	175,000	160,120
3.00%, 04/15/27 (a)	75,000	70,615
3.95%, 09/10/28 (a)	300,000	290,961
6.63%, 02/01/29	200,000	218,402
3.70%, 03/01/29 (a)	300,000	287,055
2.40%, 02/05/30 (a)	250,000	217,867
2.38%, 05/20/31 (a)	300,000	254,172
2.80%, 02/14/32 (a)	400,000	345,764
3.38%, 02/01/35 (a)	300,000	257,262
2.89%, 04/06/36 (a)	250,000	199,845
3.60%, 09/15/37 (a)	200,000	171,250
3.55%, 08/15/39 (a)	300,000	252,219
3.20%, 05/20/41 (a)	350,000	275,348
3.38%, 02/14/42 (a)	100,000	80,146
4.05%, 11/15/45 (a)	120,000	101,239
4.05%, 03/01/46 (a)	250,000	209,717
4.00%, 04/15/47 (a)	200,000	169,388
4.50%, 09/10/48 (a)	125,000	112,939
4.30%, 03/01/49 (a)	250,000	220,165
3.25%, 02/05/50 (a)	550,000	412,351
3.80%, 10/01/51 (a)	250,000	205,622
3.50%, 02/14/53 (a)	425,000	329,447
3.88%, 02/01/55 (a)	150,000	122,366
3.95%, 08/15/59 (a)	250,000	204,125
3.84%, 03/20/60 (a)	500,000	398,735
3.55%, 05/20/61 (a)	200,000	148,388
2.97%, 09/16/62 (a)	500,000	327,280
4.10%, 09/15/67 (a)	225,000	186,869
3.75%, 02/05/70 (a)	250,000	189,992
3.80%, 04/06/71 (a)	300,000	230,886
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	231,272	223,326
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	81,462	76,949
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	193,337	181,514
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	319,404	288,432
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	120,574	106,610
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	352,949	318,932
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	187,521	172,307
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	171,799	145,487
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	53,901	53,558
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	256,875	246,929
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	150,000	144,783
2.80%, 11/15/24 (a)	50,000	48,368
3.90%, 04/01/25 (a)	350,000	342,790
3.05%, 11/15/27 (a)	250,000	235,712
3.40%, 03/15/29 (a)	125,000	118,300
2.50%, 09/01/29 (a)	150,000	133,125
4.45%, 04/01/30 (a)	325,000	323,918
4.88%, 03/03/33 (a)	250,000	252,967
6.20%, 01/15/38	400,000	448,352
5.20%, 04/01/40 (a)	150,000	153,784
4.88%, 11/15/40 (a)	200,000	197,464
3.63%, 10/01/42	100,000	83,348
3.40%, 11/15/46 (a)	150,000	116,841
3.75%, 11/15/47 (a)	300,000	252,546
4.25%, 03/15/49 (a)	210,000	189,701
3.40%, 09/01/49 (a)	200,000	159,294
5.30%, 04/01/50 (a)	350,000	368,749
5.05%, 03/03/53 (a)	300,000	305,688
		39,065,947
		1,015,630,697

Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	89,453
2.10%, 07/01/30 (a)	300,000	246,033
3.80%, 10/01/47 (a)	150,000	113,786
4.15%, 05/01/49 (a)	100,000	80,391
3.45%, 01/15/50 (a)	200,000	144,556
3.45%, 05/15/51 (a)	200,000	143,200
5.25%, 05/15/52 (a)	175,000	167,081
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	200,065
4.25%, 09/15/48 (a)	210,000	181,463
3.80%, 06/15/49 (a)	100,000	79,863
3.65%, 04/01/50 (a)	200,000	155,474
5.40%, 03/15/53 (a)	200,000	205,948
AES Corp.
1.38%, 01/15/26 (a)	350,000	312,774
2.45%, 01/15/31 (a)	225,000	182,218
Alabama Power Co.
1.45%, 09/15/30 (a)	250,000	198,237
3.05%, 03/15/32 (a)	200,000	174,476
3.94%, 09/01/32 (a)	200,000	185,548
6.00%, 03/01/39	150,000	156,991
3.85%, 12/01/42	150,000	124,224
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report87

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 03/01/45 (a)	175,000	138,299
4.30%, 01/02/46 (a)	150,000	126,779
3.70%, 12/01/47 (a)	200,000	155,990
4.30%, 07/15/48 (a)	150,000	128,129
3.45%, 10/01/49 (a)	200,000	147,584
3.13%, 07/15/51 (a)	200,000	139,048
3.00%, 03/15/52 (a)	150,000	102,014
Ameren Corp.
2.50%, 09/15/24 (a)	150,000	144,053
3.65%, 02/15/26 (a)	175,000	167,039
3.50%, 01/15/31 (a)	300,000	268,671
Ameren Illinois Co.
3.85%, 09/01/32 (a)	200,000	184,536
4.15%, 03/15/46 (a)	175,000	147,810
3.70%, 12/01/47 (a)	175,000	140,980
4.50%, 03/15/49 (a)	150,000	136,881
3.25%, 03/15/50 (a)	100,000	73,405
5.90%, 12/01/52 (a)	100,000	109,548
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	500,000	511,710
3.20%, 11/13/27 (a)	50,000	46,335
4.30%, 12/01/28 (a)	400,000	382,664
2.30%, 03/01/30 (a)	200,000	166,340
5.95%, 11/01/32 (a)	200,000	209,150
5.63%, 03/01/33 (a)	200,000	203,926
3.25%, 03/01/50 (a)	150,000	102,930
3.88%, 02/15/62 (a)(b)	250,000	200,775
Appalachian Power Co.
3.40%, 06/01/25 (a)	200,000	191,862
3.30%, 06/01/27 (a)	300,000	280,680
7.00%, 04/01/38	160,000	180,867
4.40%, 05/15/44 (a)	150,000	124,859
4.45%, 06/01/45 (a)	150,000	124,665
4.50%, 03/01/49 (a)	150,000	126,660
3.70%, 05/01/50 (a)	200,000	151,412
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	239,540
2.20%, 12/15/31 (a)	150,000	117,713
5.05%, 09/01/41 (a)	100,000	91,763
4.35%, 11/15/45 (a)	175,000	141,379
3.75%, 05/15/46 (a)	100,000	74,279
4.20%, 08/15/48 (a)	125,000	98,414
4.25%, 03/01/49 (a)	150,000	120,009
3.35%, 05/15/50 (a)	175,000	121,151
2.65%, 09/15/50 (a)	250,000	152,782
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	95,357
Avangrid, Inc.
3.15%, 12/01/24 (a)	300,000	288,225
3.20%, 04/15/25 (a)	175,000	166,647
3.80%, 06/01/29 (a)	195,000	178,608
Avista Corp.
4.35%, 06/01/48 (a)	150,000	130,568
4.00%, 04/01/52 (a)	100,000	80,046
Baltimore Gas and Electric Co.
2.25%, 06/15/31 (a)	150,000	125,040
6.35%, 10/01/36	125,000	136,059
3.50%, 08/15/46 (a)	100,000	75,822
3.75%, 08/15/47 (a)	100,000	78,572
4.25%, 09/15/48 (a)	100,000	85,118
3.20%, 09/15/49 (a)	100,000	72,561
2.90%, 06/15/50 (a)	150,000	100,928
4.55%, 06/01/52 (a)	175,000	155,913
5.40%, 06/01/53 (a)	150,000	153,166
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	150,000	145,121
4.05%, 04/15/25 (a)	350,000	341,845
3.25%, 04/15/28 (a)	200,000	184,336
3.70%, 07/15/30 (a)	200,000	183,846
6.13%, 04/01/36	500,000	523,170
5.95%, 05/15/37	150,000	155,007
5.15%, 11/15/43 (a)	260,000	243,578
4.50%, 02/01/45 (a)	250,000	213,657
3.80%, 07/15/48 (a)	250,000	193,795
4.45%, 01/15/49 (a)	300,000	254,028
4.25%, 10/15/50 (a)	200,000	162,308
2.85%, 05/15/51 (a)	400,000	259,632
4.60%, 05/01/53 (a)	300,000	257,910
Black Hills Corp.
1.04%, 08/23/24 (a)	200,000	189,070
3.05%, 10/15/29 (a)	150,000	129,014
2.50%, 06/15/30 (a)	200,000	165,386
4.35%, 05/01/33 (a)	150,000	134,165
4.20%, 09/15/46 (a)	100,000	79,117
3.88%, 10/15/49 (a)	100,000	74,191
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	100,000	92,165
3.00%, 03/01/32 (a)	250,000	216,495
4.45%, 10/01/32 (a)	200,000	193,174
6.95%, 03/15/33	125,000	143,536
3.55%, 08/01/42 (a)	128,000	101,738
3.95%, 03/01/48 (a)	200,000	166,158
4.25%, 02/01/49 (a)	250,000	218,292
2.90%, 07/01/50 (a)	175,000	119,688
3.60%, 03/01/52 (a)	250,000	194,637
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	200,000	192,262
4.25%, 11/01/28 (a)	120,000	112,702
2.95%, 03/01/30 (a)	300,000	261,558
3.70%, 09/01/49 (a)	175,000	132,554
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	170,000	159,785
4.97%, 05/01/46 (a)	150,000	126,635
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	328,020
3.45%, 08/15/27 (a)	200,000	187,432
4.88%, 03/01/44 (a)	100,000	91,378
4.75%, 06/01/50 (a)(b)	200,000	172,746
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	323,000	302,344
3.70%, 08/15/28 (a)	300,000	283,422
6.45%, 01/15/38	300,000	333,273
3.80%, 10/01/42 (a)	200,000	165,994
4.60%, 08/15/43 (a)	150,000	138,194
4.70%, 01/15/44 (a)	150,000	138,399
3.70%, 03/01/45 (a)	100,000	79,538
4.35%, 11/15/45 (a)	150,000	131,510
3.65%, 06/15/46 (a)	250,000	196,207
3.75%, 08/15/47 (a)	200,000	158,750
4.00%, 03/01/48 (a)	150,000	126,044
4.00%, 03/01/49 (a)	150,000	125,115
3.20%, 11/15/49 (a)	100,000	71,700
3.00%, 03/01/50 (a)	300,000	208,044
3.13%, 03/15/51 (a)	250,000	176,305
3.85%, 03/15/52 (a)	100,000	80,125
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	50,000	44,938
3.20%, 03/15/27 (a)	200,000	188,590
2.05%, 07/01/31 (a)	350,000	285,463
See financial notes
88Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 04/15/44 (a)	150,000	130,910
4.00%, 04/01/48 (a)	250,000	211,600
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	200,000	191,714
3.35%, 04/01/30 (a)	400,000	364,620
5.30%, 03/01/35	150,000	149,783
5.85%, 03/15/36	250,000	257,272
6.75%, 04/01/38	200,000	224,418
5.50%, 12/01/39	250,000	247,007
5.70%, 06/15/40	150,000	151,590
4.20%, 03/15/42	100,000	86,008
3.95%, 03/01/43 (a)	250,000	204,362
4.45%, 03/15/44 (a)	275,000	241,015
4.50%, 12/01/45 (a)	200,000	174,656
3.88%, 06/15/47 (a)	150,000	117,894
4.13%, 05/15/49 (a)	200,000	164,294
3.95%, 04/01/50 (a)	350,000	286,482
6.15%, 11/15/52 (a)	250,000	276,232
4.63%, 12/01/54 (a)	275,000	237,861
4.30%, 12/01/56 (a)	200,000	163,210
4.00%, 11/15/57 (a)	150,000	118,685
4.50%, 05/15/58 (a)	190,000	160,026
3.70%, 11/15/59 (a)	225,000	164,776
3.00%, 12/01/60 (a)	200,000	127,148
3.60%, 06/15/61 (a)	300,000	218,013
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	238,250
5.60%, 03/01/28 (a)	200,000	202,062
5.80%, 03/01/33 (a)	200,000	206,018
Consumers Energy Co.
3.95%, 05/15/43 (a)	250,000	209,770
3.25%, 08/15/46 (a)	100,000	73,832
4.05%, 05/15/48 (a)	200,000	169,286
4.35%, 04/15/49 (a)	200,000	177,188
3.75%, 02/15/50 (a)	150,000	120,782
3.10%, 08/15/50 (a)	300,000	212,745
3.50%, 08/01/51 (a)	125,000	95,749
2.50%, 05/01/60 (a)	350,000	201,638
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	150,000	117,395
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	200,000	165,958
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	150,000	122,472
5.30%, 05/15/33	100,000	101,190
6.05%, 01/15/38	250,000	269,080
5.45%, 02/01/41 (a)	100,000	99,780
5.10%, 06/01/65 (a)	200,000	192,700
Dominion Energy, Inc.
3.07%, 08/15/24	225,000	217,417
3.30%, 03/15/25 (a)	100,000	96,056
3.90%, 10/01/25 (a)	200,000	193,352
1.45%, 04/15/26 (a)	150,000	135,123
2.85%, 08/15/26 (a)	200,000	185,702
3.60%, 03/15/27 (a)	200,000	188,882
4.25%, 06/01/28 (a)	350,000	335,919
3.38%, 04/01/30 (a)	400,000	358,200
5.38%, 11/15/32 (a)	250,000	251,615
6.30%, 03/15/33	45,000	47,975
5.25%, 08/01/33	300,000	296,256
5.95%, 06/15/35	150,000	154,524
7.00%, 06/15/38	100,000	110,269
4.90%, 08/01/41 (a)	200,000	179,744
4.05%, 09/15/42 (a)	200,000	159,828
4.70%, 12/01/44 (a)	150,000	130,643
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 03/15/49 (a)	150,000	129,389
5.75%, 10/01/54 (a)(b)	125,000	119,699
DTE Electric Co.
3.38%, 03/01/25 (a)	150,000	145,527
2.25%, 03/01/30 (a)	200,000	170,882
2.63%, 03/01/31 (a)	300,000	256,923
4.00%, 04/01/43 (a)	125,000	105,128
4.30%, 07/01/44 (a)	150,000	130,601
3.70%, 03/15/45 (a)	150,000	121,544
3.70%, 06/01/46 (a)	125,000	99,538
3.75%, 08/15/47 (a)	150,000	118,353
4.05%, 05/15/48 (a)	175,000	146,512
3.95%, 03/01/49 (a)	239,000	198,420
2.95%, 03/01/50 (a)	50,000	34,493
3.25%, 04/01/51 (a)	150,000	108,591
5.40%, 04/01/53 (a)	200,000	208,076
DTE Energy Co.
2.53%, 10/01/24	170,000	162,834
4.22%, 11/01/24	400,000	391,620
2.85%, 10/01/26 (a)	320,000	295,203
3.40%, 06/15/29 (a)	250,000	224,035
2.95%, 03/01/30 (a)	150,000	130,392
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	236,000	225,987
2.45%, 02/01/30 (a)	250,000	215,262
2.55%, 04/15/31 (a)	175,000	148,986
6.45%, 10/15/32	100,000	108,473
4.95%, 01/15/33 (a)	250,000	248,795
6.10%, 06/01/37	150,000	157,474
6.00%, 01/15/38	200,000	210,286
6.05%, 04/15/38	150,000	158,745
5.30%, 02/15/40	250,000	251,497
4.25%, 12/15/41 (a)	250,000	216,862
4.00%, 09/30/42 (a)	200,000	166,232
3.75%, 06/01/45 (a)	200,000	157,642
3.88%, 03/15/46 (a)	150,000	119,823
3.70%, 12/01/47 (a)	200,000	157,090
3.95%, 03/15/48 (a)	300,000	245,430
3.20%, 08/15/49 (a)	300,000	216,717
3.45%, 04/15/51 (a)	150,000	110,409
5.35%, 01/15/53 (a)	200,000	202,982
Duke Energy Corp.
0.90%, 09/15/25 (a)	200,000	182,114
2.65%, 09/01/26 (a)	500,000	462,645
3.15%, 08/15/27 (a)	400,000	370,232
4.30%, 03/15/28 (a)	200,000	192,506
3.40%, 06/15/29 (a)	200,000	181,088
2.45%, 06/01/30 (a)	300,000	252,267
2.55%, 06/15/31 (a)	500,000	415,435
4.50%, 08/15/32 (a)	250,000	236,347
3.30%, 06/15/41 (a)	150,000	111,027
4.80%, 12/15/45 (a)	100,000	89,887
3.75%, 09/01/46 (a)	400,000	304,536
3.95%, 08/15/47 (a)	175,000	136,126
4.20%, 06/15/49 (a)	200,000	162,696
3.50%, 06/15/51 (a)	250,000	181,955
5.00%, 08/15/52 (a)	250,000	229,635
3.25%, 01/15/82 (a)(b)	100,000	74,654
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	250,000	238,577
2.50%, 12/01/29 (a)	150,000	129,890
1.75%, 06/15/30 (a)	275,000	224,216
6.35%, 09/15/37	150,000	162,868
6.40%, 06/15/38	300,000	330,108
5.65%, 04/01/40	125,000	130,738
3.85%, 11/15/42 (a)	150,000	122,282
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report89

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 10/01/46 (a)	300,000	225,114
4.20%, 07/15/48 (a)	200,000	170,890
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	104,696
6.35%, 08/15/38	200,000	218,326
6.45%, 04/01/39	200,000	218,046
4.90%, 07/15/43 (a)	75,000	72,073
3.75%, 05/15/46 (a)	150,000	116,561
3.25%, 10/01/49 (a)	200,000	143,560
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	139,662
2.13%, 06/01/30 (a)	200,000	166,358
3.70%, 06/15/46 (a)	125,000	95,679
4.30%, 02/01/49 (a)	150,000	126,111
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	350,000	336,556
2.00%, 08/15/31 (a)	200,000	161,258
6.30%, 04/01/38	300,000	323,871
4.10%, 05/15/42 (a)	200,000	169,300
4.10%, 03/15/43 (a)	100,000	83,923
4.38%, 03/30/44 (a)	200,000	173,932
4.15%, 12/01/44 (a)	200,000	167,026
4.20%, 08/15/45 (a)	75,000	62,680
3.70%, 10/15/46 (a)	200,000	156,318
3.60%, 09/15/47 (a)	250,000	192,770
2.50%, 08/15/50 (a)	400,000	251,064
2.90%, 08/15/51 (a)	150,000	100,277
Edison International
3.55%, 11/15/24 (a)	150,000	145,205
5.75%, 06/15/27 (a)	300,000	300,846
4.13%, 03/15/28 (a)	200,000	187,224
5.25%, 11/15/28 (a)	200,000	195,154
6.95%, 11/15/29 (a)	150,000	158,169
El Paso Electric Co.
6.00%, 05/15/35	169,000	171,118
5.00%, 12/01/44 (a)	50,000	44,579
Emera US Finance LP
3.55%, 06/15/26 (a)	287,000	271,889
2.64%, 06/15/31 (a)	100,000	80,426
4.75%, 06/15/46 (a)	400,000	325,100
Enel Americas S.A.
4.00%, 10/25/26 (a)	275,000	266,227
Enel Chile S.A.
4.88%, 06/12/28 (a)	300,000	288,780
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	250,000	239,950
4.20%, 04/01/49 (a)	175,000	147,705
2.65%, 06/15/51 (a)	250,000	156,695
Entergy Corp.
0.90%, 09/15/25 (a)	350,000	314,902
2.95%, 09/01/26 (a)	350,000	323,316
2.80%, 06/15/30 (a)	350,000	297,402
2.40%, 06/15/31 (a)	300,000	243,333
3.75%, 06/15/50 (a)	200,000	147,860
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	200,000	188,752
5.40%, 11/01/24	150,000	149,622
2.40%, 10/01/26 (a)	350,000	321,254
3.12%, 09/01/27 (a)	200,000	185,210
3.25%, 04/01/28 (a)	200,000	184,212
1.60%, 12/15/30 (a)	175,000	137,200
4.00%, 03/15/33 (a)	211,000	192,289
4.95%, 01/15/45 (a)	125,000	115,500
4.20%, 09/01/48 (a)	350,000	294,784
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 04/01/50 (a)	200,000	167,024
2.90%, 03/15/51 (a)	200,000	132,398
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	225,000	175,005
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	197,000	185,940
1.75%, 03/15/31 (a)	250,000	198,340
3.55%, 09/30/49 (a)	200,000	148,800
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	300,000	281,331
4.13%, 03/01/42 (a)	150,000	126,594
4.10%, 04/01/43 (a)	300,000	250,473
4.25%, 12/01/45 (a)	100,000	82,924
3.25%, 09/01/49 (a)	175,000	124,593
3.45%, 04/15/50 (a)	100,000	73,041
Evergy Metro, Inc.
5.30%, 10/01/41 (a)	50,000	48,802
4.20%, 06/15/47 (a)	95,000	79,219
4.20%, 03/15/48 (a)	50,000	41,679
4.13%, 04/01/49 (a)	100,000	81,949
Evergy, Inc.
2.45%, 09/15/24 (a)	350,000	336,287
2.90%, 09/15/29 (a)	250,000	218,320
Eversource Energy
4.75%, 05/15/26	200,000	196,374
2.90%, 03/01/27 (a)	200,000	184,706
3.30%, 01/15/28 (a)	250,000	230,417
5.45%, 03/01/28 (a)	250,000	251,825
1.65%, 08/15/30 (a)	400,000	319,048
2.55%, 03/15/31 (a)	250,000	208,332
3.38%, 03/01/32 (a)	200,000	175,066
5.13%, 05/15/33 (a)	200,000	197,668
3.45%, 01/15/50 (a)	200,000	148,008
Exelon Corp.
3.95%, 06/15/25 (a)	150,000	145,376
3.40%, 04/15/26 (a)	100,000	95,351
2.75%, 03/15/27 (a)	200,000	183,364
5.15%, 03/15/28 (a)	300,000	299,256
4.05%, 04/15/30 (a)	450,000	422,302
3.35%, 03/15/32 (a)	325,000	283,146
5.30%, 03/15/33 (a)	250,000	250,467
4.95%, 06/15/35 (a)(c)	275,000	264,154
5.63%, 06/15/35	250,000	253,437
5.10%, 06/15/45 (a)	200,000	188,276
4.45%, 04/15/46 (a)	100,000	85,399
4.70%, 04/15/50 (a)	250,000	221,907
5.60%, 03/15/53 (a)	200,000	201,964
Exelon Generation Co. LLC
6.25%, 10/01/39	250,000	259,907
5.75%, 10/01/41 (a)	100,000	98,077
5.60%, 06/15/42 (a)	225,000	218,761
Florida Power & Light Co.
2.85%, 04/01/25 (a)	400,000	384,980
3.13%, 12/01/25 (a)	350,000	335,219
5.05%, 04/01/28 (a)	300,000	302,499
2.45%, 02/03/32 (a)	400,000	337,224
5.10%, 04/01/33 (a)	200,000	203,650
4.95%, 06/01/35	150,000	149,712
5.95%, 02/01/38	150,000	161,749
5.96%, 04/01/39	250,000	270,877
5.69%, 03/01/40	100,000	105,411
5.25%, 02/01/41 (a)	100,000	100,489
4.13%, 02/01/42 (a)	200,000	175,698
4.05%, 06/01/42 (a)	200,000	173,146
3.80%, 12/15/42 (a)	275,000	232,499
4.05%, 10/01/44 (a)	100,000	85,816
See financial notes
90Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 12/01/47 (a)	55,000	44,793
3.95%, 03/01/48 (a)	250,000	210,880
4.13%, 06/01/48 (a)	250,000	216,220
3.99%, 03/01/49 (a)	250,000	211,265
3.15%, 10/01/49 (a)	250,000	183,030
2.88%, 12/04/51 (a)	400,000	276,736
5.30%, 04/01/53 (a)	200,000	207,726
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	286,390
Georgia Power Co.
2.20%, 09/15/24 (a)	150,000	143,591
3.25%, 04/01/26 (a)	150,000	142,731
3.25%, 03/30/27 (a)	100,000	93,318
4.65%, 05/16/28 (a)	200,000	196,284
2.65%, 09/15/29 (a)	100,000	86,615
4.70%, 05/15/32 (a)	250,000	241,917
4.95%, 05/17/33 (a)	250,000	247,105
4.75%, 09/01/40	100,000	91,820
4.30%, 03/15/42	275,000	237,784
4.30%, 03/15/43	150,000	126,873
3.70%, 01/30/50 (a)	175,000	135,301
3.25%, 03/15/51 (a)	200,000	141,162
5.13%, 05/15/52 (a)	250,000	243,967
Iberdrola International BV
5.81%, 03/15/25	100,000	100,572
6.75%, 07/15/36	125,000	141,420
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	171,076
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	47,648
4.55%, 03/15/46 (a)	100,000	89,436
3.75%, 07/01/47 (a)	300,000	235,356
4.25%, 08/15/48 (a)	200,000	168,950
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	200,000	193,284
4.10%, 09/26/28 (a)	250,000	236,630
2.30%, 06/01/30 (a)	300,000	249,981
3.70%, 09/15/46 (a)	50,000	37,804
3.50%, 09/30/49 (a)	150,000	110,748
3.10%, 11/30/51 (a)	75,000	49,859
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	200,000	181,206
ITC Holdings Corp.
3.25%, 06/30/26 (a)	220,000	208,479
3.35%, 11/15/27 (a)	175,000	163,574
5.30%, 07/01/43 (a)	100,000	94,582
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	192,268
4.38%, 10/01/45 (a)	150,000	126,542
3.30%, 06/01/50 (a)	150,000	106,895
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	150,000	153,138
Louisville Gas and Electric Co.
4.25%, 04/01/49 (a)	150,000	125,661
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	250,000	243,435
3.10%, 05/01/27 (a)	50,000	46,777
3.65%, 04/15/29 (a)	200,000	186,172
6.75%, 12/30/31	200,000	223,054
5.80%, 10/15/36	200,000	209,074
4.80%, 09/15/43 (a)	200,000	186,144
4.40%, 10/15/44 (a)	125,000	109,193
4.25%, 05/01/46 (a)	150,000	126,411
3.95%, 08/01/47 (a)	250,000	203,562
3.65%, 08/01/48 (a)	250,000	193,287
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 07/15/49 (a)	300,000	255,495
3.15%, 04/15/50 (a)	200,000	140,610
Mississippi Power Co.
3.95%, 03/30/28 (a)	250,000	235,920
4.25%, 03/15/42	100,000	83,325
3.10%, 07/30/51 (a)	100,000	67,352
National Grid PLC
5.81%, 06/12/33 (a)	250,000	254,595
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/25	200,000	200,792
3.25%, 11/01/25 (a)	400,000	380,908
4.45%, 03/13/26 (a)	200,000	197,102
3.40%, 02/07/28 (a)	350,000	326,529
3.90%, 11/01/28 (a)	250,000	236,235
3.70%, 03/15/29 (a)	200,000	185,884
2.40%, 03/15/30 (a)	200,000	169,716
1.35%, 03/15/31 (a)	250,000	190,982
1.65%, 06/15/31 (a)	150,000	116,733
8.00%, 03/01/32	200,000	235,002
4.15%, 12/15/32 (a)	200,000	187,380
5.80%, 01/15/33 (a)	200,000	209,800
5.25%, 04/20/46 (a)(b)	150,000	141,267
4.40%, 11/01/48 (a)	150,000	128,715
4.30%, 03/15/49 (a)	100,000	84,784
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	232,652
6.75%, 07/01/37	75,000	82,693
3.13%, 08/01/50 (a)	250,000	167,525
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/24	500,000	491,730
6.05%, 03/01/25	700,000	704,277
4.45%, 06/20/25	300,000	294,615
1.88%, 01/15/27 (a)	350,000	312,056
3.55%, 05/01/27 (a)	450,000	424,930
4.63%, 07/15/27 (a)	300,000	293,652
4.90%, 02/28/28 (a)	300,000	297,339
1.90%, 06/15/28 (a)	550,000	471,746
3.50%, 04/01/29 (a)	150,000	137,463
2.75%, 11/01/29 (a)	350,000	304,440
2.25%, 06/01/30 (a)	700,000	582,498
2.44%, 01/15/32 (a)	550,000	447,166
5.00%, 07/15/32 (a)	300,000	296,394
3.00%, 01/15/52 (a)	200,000	132,114
5.25%, 02/28/53 (a)	300,000	289,800
4.80%, 12/01/77 (a)(b)	250,000	220,705
3.80%, 03/15/82 (a)(b)	150,000	126,824
Northern States Power Co.
2.25%, 04/01/31 (a)	200,000	166,988
6.25%, 06/01/36	270,000	293,922
6.20%, 07/01/37	150,000	162,456
5.35%, 11/01/39	200,000	204,256
3.40%, 08/15/42 (a)	145,000	113,716
4.00%, 08/15/45 (a)	100,000	82,072
3.60%, 05/15/46 (a)	200,000	155,362
3.60%, 09/15/47 (a)	250,000	197,010
2.90%, 03/01/50 (a)	120,000	83,082
2.60%, 06/01/51 (a)	175,000	112,669
4.50%, 06/01/52 (a)	150,000	135,657
NorthWestern Corp.
4.18%, 11/15/44 (a)	160,000	133,294
NSTAR Electric Co.
3.20%, 05/15/27 (a)	350,000	328,982
3.25%, 05/15/29 (a)	250,000	229,517
3.95%, 04/01/30 (a)	150,000	142,244
1.95%, 08/15/31 (a)	150,000	120,684
5.50%, 03/15/40	100,000	103,060
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report91

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 03/01/44 (a)	175,000	156,084
3.10%, 06/01/51 (a)	125,000	87,940
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	151,125
5.38%, 11/01/40	200,000	187,394
5.05%, 10/01/48 (a)	200,000	177,842
3.75%, 08/01/50 (a)	150,000	112,380
5.25%, 09/01/50	50,000	46,754
Ohio Edison Co.
6.88%, 07/15/36	100,000	110,701
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	172,030
1.63%, 01/15/31 (a)	200,000	158,202
4.15%, 04/01/48 (a)	200,000	165,852
4.00%, 06/01/49 (a)	150,000	121,974
Oklahoma Gas and Electric Co.
3.30%, 03/15/30 (a)	125,000	112,571
3.25%, 04/01/30 (a)	450,000	402,084
5.40%, 01/15/33 (a)	150,000	152,724
4.15%, 04/01/47 (a)	140,000	116,374
3.85%, 08/15/47 (a)	100,000	78,284
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	265,000	250,523
5.75%, 03/15/29 (a)	73,000	76,035
2.75%, 05/15/30 (a)	200,000	175,532
7.00%, 05/01/32	250,000	284,075
4.15%, 06/01/32 (a)	150,000	143,382
4.55%, 09/15/32 (a)	200,000	194,924
7.50%, 09/01/38	100,000	121,778
5.25%, 09/30/40	200,000	201,452
4.55%, 12/01/41 (a)	150,000	138,446
3.75%, 04/01/45 (a)	250,000	204,487
3.80%, 09/30/47 (a)	200,000	162,124
4.10%, 11/15/48 (a)	150,000	128,328
3.80%, 06/01/49 (a)	150,000	121,595
3.10%, 09/15/49 (a)	250,000	178,000
3.70%, 05/15/50 (a)	150,000	119,178
4.60%, 06/01/52 (a)	250,000	230,680
5.35%, 10/01/52 (a)	100,000	101,888
Pacific Gas and Electric Co.
4.95%, 06/08/25	100,000	97,127
3.50%, 06/15/25 (a)	150,000	142,265
3.45%, 07/01/25	300,000	284,226
3.15%, 01/01/26	550,000	510,752
2.95%, 03/01/26 (a)	225,000	206,858
3.30%, 03/15/27 (a)	100,000	91,228
2.10%, 08/01/27 (a)	350,000	300,678
3.30%, 12/01/27 (a)	350,000	308,819
3.00%, 06/15/28 (a)	350,000	303,285
3.75%, 07/01/28	275,000	247,607
4.65%, 08/01/28 (a)	100,000	92,856
4.55%, 07/01/30 (a)	900,000	815,022
2.50%, 02/01/31 (a)	600,000	471,114
3.25%, 06/01/31 (a)	350,000	285,075
4.40%, 03/01/32 (a)	200,000	173,892
5.90%, 06/15/32 (a)	200,000	192,720
6.15%, 01/15/33 (a)	400,000	393,516
4.50%, 07/01/40 (a)	350,000	272,464
3.30%, 08/01/40 (a)	350,000	236,740
4.20%, 06/01/41 (a)	100,000	74,686
4.45%, 04/15/42 (a)	750,000	566,550
3.75%, 08/15/42 (a)	100,000	69,362
4.60%, 06/15/43 (a)	150,000	113,066
4.75%, 02/15/44 (a)	200,000	155,378
4.30%, 03/15/45 (a)	250,000	179,120
4.25%, 03/15/46 (a)	175,000	125,092
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 12/01/46 (a)	200,000	135,288
4.95%, 07/01/50 (a)	900,000	708,867
3.50%, 08/01/50 (a)	200,000	128,362
5.25%, 03/01/52 (a)	200,000	162,450
6.75%, 01/15/53 (a)	200,000	197,632
PacifiCorp
3.50%, 06/15/29 (a)	100,000	89,831
2.70%, 09/15/30 (a)	150,000	125,196
7.70%, 11/15/31	375,000	418,144
5.75%, 04/01/37	100,000	97,263
6.25%, 10/15/37	200,000	201,316
6.35%, 07/15/38	250,000	251,475
6.00%, 01/15/39	100,000	99,265
4.10%, 02/01/42 (a)	50,000	40,012
4.15%, 02/15/50 (a)	200,000	154,878
3.30%, 03/15/51 (a)	200,000	137,132
2.90%, 06/15/52 (a)	200,000	125,244
5.35%, 12/01/53 (a)	300,000	274,419
5.50%, 05/15/54 (a)	300,000	281,895
PECO Energy Co.
4.90%, 06/15/33 (a)	150,000	149,715
3.70%, 09/15/47 (a)	300,000	238,755
3.90%, 03/01/48 (a)	200,000	165,430
3.00%, 09/15/49 (a)	100,000	69,860
2.80%, 06/15/50 (a)	200,000	133,048
3.05%, 03/15/51 (a)	50,000	34,703
2.85%, 09/15/51 (a)	150,000	99,971
4.38%, 08/15/52 (a)	100,000	88,600
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	250,000	227,730
Potomac Electric Power Co.
4.15%, 03/15/43 (a)	200,000	173,182
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	200,000	189,056
4.13%, 04/15/30 (a)	150,000	139,644
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	150,670
6.25%, 05/15/39	300,000	329,703
4.75%, 07/15/43 (a)	100,000	93,114
4.15%, 06/15/48 (a)	150,000	129,620
3.00%, 10/01/49 (a)	100,000	71,068
5.25%, 05/15/53 (a)	200,000	204,120
Progress Energy, Inc.
7.75%, 03/01/31	350,000	397,890
7.00%, 10/30/31	210,000	230,534
6.00%, 12/01/39	85,000	86,131
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	142,385
1.90%, 01/15/31 (a)	255,000	206,685
1.88%, 06/15/31 (a)	225,000	179,680
4.10%, 06/01/32 (a)	150,000	139,778
6.25%, 09/01/37	200,000	215,150
3.60%, 09/15/42 (a)	100,000	79,269
3.80%, 06/15/47 (a)	50,000	39,326
4.05%, 09/15/49 (a)	250,000	204,227
3.20%, 03/01/50 (a)	250,000	177,142
2.70%, 01/15/51 (a)	150,000	95,637
5.25%, 04/01/53 (a)	200,000	192,204
Public Service Co. of New Hampshire
3.60%, 07/01/49 (a)	100,000	78,506
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	121,929
3.15%, 08/15/51 (a)	150,000	101,256
See financial notes
92Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Electric and Gas Co.
3.00%, 05/15/27 (a)	150,000	140,480
3.70%, 05/01/28 (a)	125,000	118,984
3.20%, 05/15/29 (a)	225,000	203,753
2.45%, 01/15/30 (a)	250,000	216,162
1.90%, 08/15/31 (a)	200,000	160,958
4.90%, 12/15/32 (a)	200,000	200,486
3.95%, 05/01/42 (a)	100,000	84,774
3.65%, 09/01/42 (a)	100,000	81,669
3.80%, 01/01/43 (a)	125,000	104,440
3.80%, 03/01/46 (a)	150,000	121,859
3.60%, 12/01/47 (a)	275,000	218,353
4.05%, 05/01/48 (a)	150,000	128,358
3.85%, 05/01/49 (a)	150,000	123,614
3.20%, 08/01/49 (a)	150,000	111,513
3.15%, 01/01/50 (a)	25,000	18,201
2.70%, 05/01/50 (a)	150,000	100,977
2.05%, 08/01/50 (a)	200,000	119,028
5.13%, 03/15/53 (a)	150,000	151,771
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	225,000	203,679
0.95%, 03/15/26 (a)	150,000	135,561
1.60%, 08/15/30 (a)	350,000	274,561
Puget Energy, Inc.
3.65%, 05/15/25 (a)	150,000	143,738
4.10%, 06/15/30 (a)	300,000	273,696
4.22%, 03/15/32 (a)	150,000	135,101
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	106,551
5.80%, 03/15/40	375,000	383,636
5.64%, 04/15/41 (a)	150,000	152,019
4.30%, 05/20/45 (a)	150,000	125,909
4.22%, 06/15/48 (a)	200,000	169,788
3.25%, 09/15/49 (a)	150,000	107,436
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	200,000	186,820
1.70%, 10/01/30 (a)	300,000	240,930
3.75%, 06/01/47 (a)	125,000	98,178
4.15%, 05/15/48 (a)	269,000	225,188
4.10%, 06/15/49 (a)	140,000	114,745
3.32%, 04/15/50 (a)	200,000	143,430
3.70%, 03/15/52 (a)	200,000	155,354
5.35%, 04/01/53 (a)	200,000	198,838
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	186,660
Southern California Edison Co.
0.98%, 08/01/24	200,000	190,112
3.70%, 08/01/25 (a)	250,000	241,005
1.20%, 02/01/26 (a)	200,000	179,158
5.85%, 11/01/27 (a)	250,000	256,122
3.65%, 03/01/28 (a)	100,000	93,507
5.30%, 03/01/28 (a)	200,000	200,372
4.20%, 03/01/29 (a)	150,000	142,875
6.65%, 04/01/29	150,000	156,736
2.85%, 08/01/29 (a)	200,000	175,814
2.25%, 06/01/30 (a)	250,000	209,365
2.75%, 02/01/32 (a)	200,000	167,370
5.95%, 11/01/32 (a)	200,000	209,964
6.00%, 01/15/34	200,000	207,778
5.75%, 04/01/35	200,000	204,404
5.35%, 07/15/35	200,000	196,082
5.55%, 01/15/37	200,000	196,784
5.95%, 02/01/38	250,000	257,780
6.05%, 03/15/39	150,000	157,317
5.50%, 03/15/40	150,000	147,782
4.05%, 03/15/42 (a)	105,000	85,242
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 03/15/43 (a)	150,000	119,589
4.65%, 10/01/43 (a)	250,000	219,537
3.60%, 02/01/45 (a)	150,000	111,054
4.00%, 04/01/47 (a)	600,000	479,340
4.13%, 03/01/48 (a)	625,000	509,325
4.88%, 03/01/49 (a)	200,000	179,834
3.65%, 02/01/50 (a)	400,000	299,696
3.45%, 02/01/52 (a)	200,000	143,620
Southern Power Co.
0.90%, 01/15/26 (a)	50,000	44,872
5.15%, 09/15/41	200,000	188,424
5.25%, 07/15/43	75,000	69,272
4.95%, 12/15/46 (a)	100,000	87,846
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	350,000	322,703
4.10%, 09/15/28 (a)	200,000	190,262
3.90%, 04/01/45 (a)	100,000	76,674
3.85%, 02/01/48 (a)	200,000	150,956
3.25%, 11/01/51 (a)	200,000	134,820
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	200,000	174,858
3.40%, 08/15/46 (a)	100,000	72,769
3.70%, 08/15/47 (a)	150,000	114,956
4.40%, 11/15/48 (a)	100,000	85,655
3.75%, 06/15/49 (a)	100,000	77,148
3.15%, 05/01/50 (a)	150,000	104,988
Tampa Electric Co.
4.10%, 06/15/42 (a)	200,000	172,678
4.35%, 05/15/44 (a)	225,000	191,007
4.30%, 06/15/48 (a)	150,000	125,891
3.63%, 06/15/50 (a)	200,000	148,928
5.00%, 07/15/52 (a)	100,000	93,720
The Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	148,764
The Southern Co.
4.48%, 08/01/24 (d)	250,000	245,780
3.25%, 07/01/26 (a)	500,000	471,295
5.11%, 08/01/27 (d)	250,000	248,092
4.85%, 06/15/28 (a)	250,000	245,700
3.70%, 04/30/30 (a)	375,000	344,734
5.20%, 06/15/33 (a)	200,000	198,716
4.25%, 07/01/36 (a)	250,000	223,305
4.40%, 07/01/46 (a)	600,000	514,998
4.00%, 01/15/51 (a)(b)	250,000	232,352
3.75%, 09/15/51 (a)(b)	275,000	234,586
Toledo Edison Co.
6.15%, 05/15/37	100,000	104,361
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	175,000	138,658
4.85%, 12/01/48 (a)	225,000	200,977
4.00%, 06/15/50 (a)	100,000	78,876
3.25%, 05/01/51 (a)	200,000	138,644
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	41,045
3.50%, 03/15/29 (a)	550,000	507,952
2.95%, 03/15/30 (a)	150,000	133,358
2.15%, 03/15/32 (a)	200,000	160,558
3.90%, 09/15/42 (a)	115,000	94,115
3.65%, 04/15/45 (a)	100,000	77,965
4.00%, 04/01/48 (a)	250,000	205,412
3.25%, 10/01/49 (a)	150,000	106,671
2.63%, 03/15/51 (a)	250,000	160,705
3.90%, 04/01/52 (a)	150,000	122,718
Virginia Electric and Power Co.
3.10%, 05/15/25 (a)	200,000	191,172
3.15%, 01/15/26 (a)	250,000	238,557
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report93

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 11/15/26 (a)	200,000	185,476
3.50%, 03/15/27 (a)	350,000	331,933
2.88%, 07/15/29 (a)	150,000	133,464
2.40%, 03/30/32 (a)	175,000	144,550
6.00%, 01/15/36	250,000	261,567
6.00%, 05/15/37	275,000	286,685
8.88%, 11/15/38	200,000	266,688
4.00%, 01/15/43 (a)	250,000	207,150
4.45%, 02/15/44 (a)	250,000	215,540
4.20%, 05/15/45 (a)	50,000	41,148
3.80%, 09/15/47 (a)	300,000	235,338
4.60%, 12/01/48 (a)	250,000	222,937
3.30%, 12/01/49 (a)	300,000	217,191
2.45%, 12/15/50 (a)	450,000	271,107
4.63%, 05/15/52 (a)	225,000	199,478
5.45%, 04/01/53 (a)	200,000	201,146
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	200,000	197,232
5.15%, 10/01/27 (a)	150,000	150,035
1.38%, 10/15/27 (a)	250,000	213,950
4.75%, 01/15/28 (a)	200,000	195,732
2.20%, 12/15/28 (a)	150,000	129,396
1.80%, 10/15/30 (a)	250,000	199,572
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	95,136
1.70%, 06/15/28 (a)	150,000	128,882
4.30%, 10/15/48 (a)	125,000	108,326
Wisconsin Power and Light Co.
3.05%, 10/15/27 (a)	100,000	93,102
3.00%, 07/01/29 (a)	275,000	247,360
3.65%, 04/01/50 (a)	200,000	151,414
Wisconsin Public Service Corp.
3.67%, 12/01/42	200,000	156,548
4.75%, 11/01/44 (a)	150,000	135,915
3.30%, 09/01/49 (a)	200,000	144,584
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	200,000	191,788
4.00%, 06/15/28 (a)	250,000	238,780
3.40%, 06/01/30 (a)	300,000	267,666
4.60%, 06/01/32 (a)	250,000	236,837
6.50%, 07/01/36	90,000	96,624
3.50%, 12/01/49 (a)	200,000	145,708
		135,429,724
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	187,692
1.50%, 01/15/31 (a)	350,000	276,360
5.50%, 06/15/41 (a)	150,000	150,582
4.15%, 01/15/43 (a)	200,000	176,020
4.13%, 10/15/44 (a)	100,000	84,584
4.30%, 10/01/48 (a)	225,000	195,885
4.13%, 03/15/49 (a)	150,000	126,971
3.38%, 09/15/49 (a)	300,000	222,846
5.75%, 10/15/52 (a)	150,000	160,384
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	200,328
4.00%, 04/01/28 (a)	50,000	47,841
1.75%, 10/01/30 (a)	200,000	160,586
5.40%, 03/01/33 (a)	200,000	203,744
5.85%, 01/15/41 (a)	225,000	232,342
4.10%, 09/01/47 (a)	100,000	82,147
National Grid USA
5.80%, 04/01/35	150,000	152,694
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	319,686
3.49%, 05/15/27 (a)	225,000	212,292
5.25%, 03/30/28 (a)	200,000	200,250
2.95%, 09/01/29 (a)	350,000	307,104
3.60%, 05/01/30 (a)	450,000	406,539
1.70%, 02/15/31 (a)	200,000	157,000
5.25%, 02/15/43 (a)	300,000	288,891
4.80%, 02/15/44 (a)	100,000	91,278
5.65%, 02/01/45 (a)	275,000	274,950
4.38%, 05/15/47 (a)	350,000	300,293
3.95%, 03/30/48 (a)	100,000	80,677
5.00%, 06/15/52 (a)	100,000	92,809
ONE Gas, Inc.
4.66%, 02/01/44 (a)	200,000	181,144
4.50%, 11/01/48 (a)	150,000	129,476
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	245,244
3.64%, 11/01/46 (a)	150,000	108,782
3.35%, 06/01/50 (a)	150,000	103,203
5.05%, 05/15/52 (a)	150,000	135,724
Sempra Energy
3.30%, 04/01/25 (a)	250,000	240,202
3.25%, 06/15/27 (a)	300,000	277,830
3.40%, 02/01/28 (a)	300,000	276,873
3.70%, 04/01/29 (a)	200,000	183,478
3.80%, 02/01/38 (a)	250,000	207,585
6.00%, 10/15/39	325,000	332,507
4.00%, 02/01/48 (a)	225,000	175,581
4.13%, 04/01/52 (a)(b)	300,000	243,186
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	47,908
2.60%, 06/15/26 (a)	300,000	280,380
2.95%, 04/15/27 (a)	200,000	186,846
2.55%, 02/01/30 (a)	250,000	215,542
5.13%, 11/15/40	75,000	72,709
3.75%, 09/15/42 (a)	150,000	118,002
4.13%, 06/01/48 (a)	125,000	100,985
4.30%, 01/15/49 (a)	175,000	147,577
3.95%, 02/15/50 (a)	125,000	98,298
5.75%, 06/01/53 (a)	150,000	152,436
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	94,310
1.75%, 01/15/31 (a)	250,000	196,687
5.88%, 03/15/41 (a)	200,000	201,964
4.40%, 06/01/43 (a)	100,000	83,015
3.95%, 10/01/46 (a)	225,000	174,247
4.40%, 05/30/47 (a)	250,000	209,035
Southwest Gas Corp.
2.20%, 06/15/30 (a)	230,000	187,075
4.05%, 03/15/32 (a)	100,000	90,248
3.80%, 09/29/46 (a)	100,000	73,838
4.15%, 06/01/49 (a)	250,000	195,670
3.18%, 08/15/51 (a)	50,000	32,301
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	125,000	88,689
Washington Gas Light Co.
3.80%, 09/15/46 (a)	155,000	120,007
3.65%, 09/15/49 (a)	150,000	112,605
		11,513,964
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	145,201
2.95%, 09/01/27 (a)	100,000	92,541
See financial notes
94Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 09/01/28 (a)	250,000	236,707
3.45%, 06/01/29 (a)	150,000	139,377
2.80%, 05/01/30 (a)	200,000	175,226
2.30%, 06/01/31 (a)	200,000	166,436
4.45%, 06/01/32 (a)	325,000	315,172
6.59%, 10/15/37	200,000	226,006
4.30%, 12/01/42 (a)	200,000	177,534
4.30%, 09/01/45 (a)	45,000	38,767
4.00%, 12/01/46 (a)	115,000	92,988
3.75%, 09/01/47 (a)	250,000	198,390
4.20%, 09/01/48 (a)	250,000	211,570
4.15%, 06/01/49 (a)	100,000	84,517
3.45%, 05/01/50 (a)	125,000	93,894
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	150,000	136,776
2.70%, 04/15/30 (a)	200,000	169,714
2.40%, 05/01/31 (a)	50,000	40,688
4.28%, 05/01/49 (a)	250,000	203,460
3.35%, 04/15/50 (a)	200,000	140,114
5.30%, 05/01/52 (a)	200,000	190,270
		3,275,348
		150,219,036
Total Corporates (Cost $1,968,876,728)		1,733,759,184

TREASURIES 40.9% OF NET ASSETS
Bonds
7.50%, 11/15/24	1,248,000	1,286,464
7.63%, 02/15/25	1,000,000	1,039,551
6.88%, 08/15/25	1,000,000	1,042,227
6.00%, 02/15/26	1,889,000	1,952,532
6.75%, 08/15/26	1,209,000	1,287,538
6.50%, 11/15/26	1,748,000	1,860,664
6.63%, 02/15/27	1,000,000	1,075,273
6.38%, 08/15/27	1,200,000	1,293,797
6.13%, 11/15/27	2,434,000	2,617,691
5.50%, 08/15/28	1,748,000	1,853,768
5.25%, 11/15/28	2,248,000	2,364,791
5.25%, 02/15/29	1,174,000	1,238,753
6.13%, 08/15/29	1,044,000	1,159,085
6.25%, 05/15/30	2,131,000	2,416,687
5.38%, 02/15/31	2,594,000	2,841,443
4.50%, 02/15/36	2,844,000	3,070,853
4.75%, 02/15/37	1,182,000	1,308,603
5.00%, 05/15/37	2,648,000	3,001,963
4.38%, 02/15/38	1,596,000	1,700,239
4.50%, 05/15/38	1,596,000	1,719,939
3.50%, 02/15/39	1,972,000	1,892,812
4.25%, 05/15/39	2,946,000	3,084,784
4.50%, 08/15/39	2,946,000	3,172,013
4.38%, 11/15/39	3,625,000	3,842,783
4.63%, 02/15/40	3,955,000	4,314,967
1.13%, 05/15/40	11,200,000	7,271,250
4.38%, 05/15/40	3,194,000	3,378,404
1.13%, 08/15/40	13,000,000	8,371,797
3.88%, 08/15/40	4,494,000	4,462,753
1.38%, 11/15/40	15,000,000	10,050,000
4.25%, 11/15/40	4,253,000	4,425,778
1.88%, 02/15/41	18,400,000	13,377,375
4.75%, 02/15/41	4,292,000	4,742,325
2.25%, 05/15/41	16,000,000	12,335,000
4.38%, 05/15/41	3,944,000	4,154,449
1.75%, 08/15/41	20,600,000	14,492,422
3.75%, 08/15/41	3,817,000	3,689,667
2.00%, 11/15/41	16,800,000	12,311,250
3.13%, 11/15/41	4,344,000	3,830,526
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 02/15/42	14,000,000	10,909,062
3.13%, 02/15/42	4,082,000	3,591,203
3.00%, 05/15/42	3,998,000	3,441,091
3.25%, 05/15/42	12,500,000	11,162,109
2.75%, 08/15/42	4,191,000	3,457,575
3.38%, 08/15/42	11,000,000	9,990,234
2.75%, 11/15/42	6,158,000	5,071,209
4.00%, 11/15/42	12,200,000	12,132,328
3.13%, 02/15/43	5,286,000	4,613,274
3.88%, 02/15/43	11,650,000	11,366,031
2.88%, 05/15/43	8,231,000	6,890,247
3.88%, 05/15/43	8,100,000	7,906,359
3.63%, 08/15/43	5,817,000	5,464,799
3.75%, 11/15/43	6,150,000	5,882,379
3.63%, 02/15/44	6,427,000	6,025,815
3.38%, 05/15/44	6,294,000	5,678,368
3.13%, 08/15/44	7,882,000	6,825,319
3.00%, 11/15/44	7,136,000	6,044,415
2.50%, 02/15/45	8,132,000	6,299,759
3.00%, 05/15/45	2,534,000	2,141,824
2.88%, 08/15/45	5,332,000	4,403,066
3.00%, 11/15/45	3,782,000	3,191,358
2.50%, 02/15/46	6,586,000	5,071,735
2.50%, 05/15/46	6,732,000	5,179,433
2.25%, 08/15/46	8,278,000	6,051,994
2.88%, 11/15/46	2,719,000	2,241,688
3.00%, 02/15/47	6,584,000	5,545,991
3.00%, 05/15/47	5,738,000	4,835,162
2.75%, 08/15/47	8,080,000	6,502,506
2.75%, 11/15/47	8,378,000	6,743,636
3.00%, 02/15/48	9,434,000	7,957,726
3.13%, 05/15/48	10,120,000	8,737,988
3.00%, 08/15/48	11,428,000	9,648,625
3.38%, 11/15/48	11,400,000	10,311,656
3.00%, 02/15/49	13,176,000	11,151,219
2.88%, 05/15/49	12,800,000	10,589,000
2.25%, 08/15/49	12,000,000	8,729,063
2.38%, 11/15/49	11,278,000	8,431,186
2.00%, 02/15/50	14,398,000	9,878,378
1.25%, 05/15/50	16,850,000	9,484,707
1.38%, 08/15/50	20,600,000	11,983,406
1.63%, 11/15/50	18,600,000	11,563,969
1.88%, 02/15/51	21,000,000	13,917,422
2.38%, 05/15/51	21,100,000	15,698,070
2.00%, 08/15/51	21,200,000	14,462,375
1.88%, 11/15/51	20,100,000	13,278,562
2.25%, 02/15/52	17,800,000	12,873,016
2.88%, 05/15/52	17,300,000	14,348,187
3.00%, 08/15/52	16,500,000	14,040,469
4.00%, 11/15/52	15,750,000	16,191,738
3.63%, 02/15/53	17,200,000	16,521,406
3.63%, 05/15/53	11,500,000	11,059,766
Notes
1.75%, 07/31/24	14,078,000	13,544,301
2.13%, 07/31/24	6,488,000	6,266,876
3.00%, 07/31/24	12,000,000	11,699,297
0.38%, 08/15/24	15,000,000	14,194,336
2.38%, 08/15/24	17,768,000	17,198,522
1.25%, 08/31/24	9,886,000	9,431,283
1.88%, 08/31/24	6,490,000	6,237,372
3.25%, 08/31/24	14,000,000	13,666,680
0.38%, 09/15/24	17,500,000	16,497,510
1.50%, 09/30/24	8,982,000	8,572,196
2.13%, 09/30/24	7,784,000	7,486,475
4.25%, 09/30/24	16,000,000	15,790,937
0.63%, 10/15/24	16,500,000	15,548,672
1.50%, 10/31/24	8,480,000	8,071,238
2.25%, 10/31/24	8,038,000	7,725,900
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report95

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 10/31/24	17,000,000	16,797,461
0.75%, 11/15/24	14,800,000	13,923,273
2.25%, 11/15/24	16,870,000	16,203,437
1.50%, 11/30/24	9,480,000	9,002,852
2.13%, 11/30/24	6,988,000	6,694,422
4.50%, 11/30/24	14,000,000	13,853,437
1.00%, 12/15/24	15,000,000	14,120,215
1.75%, 12/31/24	9,982,000	9,491,673
2.25%, 12/31/24	7,988,000	7,650,850
4.25%, 12/31/24	17,000,000	16,765,254
1.13%, 01/15/25	14,000,000	13,168,750
1.38%, 01/31/25	7,696,000	7,259,943
2.50%, 01/31/25	7,488,000	7,188,188
4.13%, 01/31/25	12,000,000	11,813,438
1.50%, 02/15/25	14,000,000	13,216,602
2.00%, 02/15/25	14,486,000	13,790,559
1.13%, 02/28/25	7,998,000	7,498,281
2.75%, 02/28/25	7,890,000	7,602,755
4.63%, 02/28/25	12,000,000	11,907,891
1.75%, 03/15/25	14,000,000	13,245,312
0.50%, 03/31/25	12,200,000	11,286,668
2.63%, 03/31/25	4,724,000	4,534,948
3.88%, 03/31/25	13,500,000	13,236,064
2.63%, 04/15/25	12,000,000	11,512,031
0.38%, 04/30/25	12,900,000	11,871,527
2.88%, 04/30/25	6,986,000	6,727,846
3.88%, 04/30/25	11,000,000	10,786,875
2.13%, 05/15/25	13,880,400	13,183,398
2.75%, 05/15/25	12,500,000	12,008,057
0.25%, 05/31/25	10,700,000	9,793,426
2.88%, 05/31/25	5,788,000	5,571,628
4.25%, 05/31/25	15,000,000	14,812,207
2.88%, 06/15/25	12,000,000	11,545,078
0.25%, 06/30/25	11,500,000	10,504,756
2.75%, 06/30/25	3,988,000	3,826,689
4.63%, 06/30/25	12,000,000	11,945,625
3.00%, 07/15/25	11,000,000	10,603,398
0.25%, 07/31/25	11,100,000	10,101,000
2.88%, 07/31/25	6,386,000	6,139,041
2.00%, 08/15/25	14,168,000	13,367,176
3.13%, 08/15/25	11,000,000	10,625,312
0.25%, 08/31/25	9,400,000	8,531,602
2.75%, 08/31/25	6,236,000	5,974,868
3.50%, 09/15/25	9,500,000	9,243,945
0.25%, 09/30/25	16,100,000	14,584,965
3.00%, 09/30/25	4,682,000	4,506,608
4.25%, 10/15/25	13,000,000	12,856,797
0.25%, 10/31/25	14,800,000	13,360,469
3.00%, 10/31/25	5,688,000	5,471,812
2.25%, 11/15/25	15,072,000	14,243,040
4.50%, 11/15/25	10,000,000	9,950,391
0.38%, 11/30/25	13,600,000	12,279,313
2.88%, 11/30/25	5,682,000	5,447,396
4.00%, 12/15/25	12,100,000	11,912,355
0.38%, 12/31/25	15,300,000	13,792,711
2.63%, 12/31/25	6,486,000	6,178,928
3.88%, 01/15/26	9,200,000	9,030,375
0.38%, 01/31/26	16,100,000	14,457,297
2.63%, 01/31/26	6,938,000	6,604,380
1.63%, 02/15/26	12,672,000	11,744,865
4.00%, 02/15/26	10,000,000	9,848,438
0.50%, 02/28/26	14,500,000	13,028,477
2.50%, 02/28/26	5,476,000	5,191,719
4.63%, 03/15/26	11,500,000	11,514,375
0.75%, 03/31/26	13,000,000	11,752,305
2.25%, 03/31/26	5,786,000	5,446,073
3.75%, 04/15/26	13,000,000	12,725,781
0.75%, 04/30/26	13,800,000	12,430,242
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 04/30/26	6,084,000	5,738,923
1.63%, 05/15/26	14,685,000	13,556,091
3.63%, 05/15/26	11,000,000	10,733,594
0.75%, 05/31/26	18,000,000	16,171,172
2.13%, 05/31/26	6,388,000	5,976,024
4.13%, 06/15/26	12,000,000	11,878,125
0.88%, 06/30/26	14,000,000	12,615,859
1.88%, 06/30/26	7,984,000	7,411,086
0.63%, 07/31/26	15,500,000	13,811,953
1.88%, 07/31/26	7,284,000	6,745,382
1.50%, 08/15/26	14,724,000	13,462,107
0.75%, 08/31/26	17,000,000	15,165,195
1.38%, 08/31/26	6,986,000	6,358,624
0.88%, 09/30/26	16,200,000	14,497,734
1.63%, 09/30/26	4,990,000	4,571,893
1.13%, 10/31/26	15,500,000	13,941,524
1.63%, 10/31/26	6,584,000	6,022,045
2.00%, 11/15/26	15,032,000	13,909,297
1.25%, 11/30/26	17,000,000	15,319,922
1.63%, 11/30/26	6,286,000	5,739,904
1.25%, 12/31/26	16,500,000	14,853,867
1.75%, 12/31/26	6,990,000	6,402,949
1.50%, 01/31/27	21,190,000	19,200,127
2.25%, 02/15/27	13,626,000	12,674,309
1.13%, 02/28/27	3,300,000	2,945,250
1.88%, 02/28/27	15,000,000	13,753,711
0.63%, 03/31/27	5,600,000	4,890,813
2.50%, 03/31/27	15,000,000	14,060,156
0.50%, 04/30/27	7,350,000	6,370,957
2.75%, 04/30/27	13,000,000	12,282,969
2.38%, 05/15/27	15,420,000	14,361,080
0.50%, 05/31/27	8,700,000	7,521,422
2.63%, 05/31/27	13,250,000	12,452,412
0.50%, 06/30/27	9,400,000	8,105,297
3.25%, 06/30/27	13,500,000	12,986,367
0.38%, 07/31/27	11,600,000	9,925,250
2.75%, 07/31/27	13,000,000	12,258,594
2.25%, 08/15/27	10,272,000	9,497,989
0.50%, 08/31/27	10,500,000	9,009,492
3.13%, 08/31/27	12,500,000	11,957,031
0.38%, 09/30/27	13,000,000	11,066,250
4.13%, 09/30/27	12,500,000	12,432,129
0.50%, 10/31/27	11,200,000	9,562,437
4.13%, 10/31/27	12,000,000	11,938,594
2.25%, 11/15/27	12,474,000	11,491,185
0.63%, 11/30/27	12,200,000	10,450,539
3.88%, 11/30/27	12,000,000	11,832,188
0.63%, 12/31/27	12,900,000	11,025,973
3.88%, 12/31/27	12,000,000	11,834,531
0.75%, 01/31/28	14,200,000	12,183,156
3.50%, 01/31/28	8,500,000	8,255,625
2.75%, 02/15/28	16,322,000	15,344,593
1.13%, 02/29/28	14,800,000	12,900,859
4.00%, 02/29/28	12,000,000	11,915,156
1.25%, 03/31/28	15,000,000	13,128,516
3.63%, 03/31/28	11,500,000	11,234,512
1.25%, 04/30/28	17,600,000	15,378,687
3.50%, 04/30/28	15,000,000	14,575,781
2.88%, 05/15/28	16,770,000	15,827,998
1.25%, 05/31/28	16,500,000	14,398,828
3.63%, 05/31/28	13,000,000	12,718,164
1.25%, 06/30/28	17,500,000	15,238,672
4.00%, 06/30/28	13,000,000	12,929,414
1.00%, 07/31/28	17,000,000	14,584,141
2.88%, 08/15/28	18,368,000	17,308,970
1.13%, 08/31/28	16,000,000	13,790,625
1.25%, 09/30/28	17,200,000	14,892,781
1.38%, 10/31/28	15,500,000	13,488,633
See financial notes
96Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 11/15/28	16,714,000	15,926,614
1.50%, 11/30/28	15,000,000	13,124,414
1.38%, 12/31/28	13,000,000	11,279,531
1.75%, 01/31/29	14,300,000	12,646,004
2.63%, 02/15/29	15,666,000	14,516,752
1.88%, 02/28/29	12,500,000	11,119,141
2.38%, 03/31/29	11,400,000	10,411,852
2.88%, 04/30/29	10,500,000	9,849,492
2.38%, 05/15/29	12,358,000	11,268,951
2.75%, 05/31/29	10,000,000	9,312,500
3.25%, 06/30/29	11,000,000	10,526,484
2.63%, 07/31/29	11,500,000	10,626,270
1.63%, 08/15/29	8,166,000	7,124,835
3.13%, 08/31/29	8,500,000	8,075,996
3.88%, 09/30/29	9,000,000	8,914,219
4.00%, 10/31/29	20,000,000	19,956,250
1.75%, 11/15/29	7,266,000	6,374,212
3.88%, 11/30/29	8,000,000	7,930,312
3.88%, 12/31/29	10,000,000	9,916,797
3.50%, 01/31/30	9,500,000	9,222,422
1.50%, 02/15/30	10,398,000	8,910,599
4.00%, 02/28/30	7,000,000	6,997,266
3.63%, 03/31/30	8,500,000	8,317,383
3.50%, 04/30/30	10,200,000	9,907,547
0.63%, 05/15/30	14,200,000	11,381,078
3.75%, 05/31/30	8,500,000	8,383,789
3.75%, 06/30/30	10,000,000	9,867,969
0.63%, 08/15/30	22,000,000	17,532,969
0.88%, 11/15/30	25,000,000	20,240,234
1.13%, 02/15/31	29,500,000	24,270,664
1.63%, 05/15/31	29,000,000	24,656,797
1.25%, 08/15/31	31,900,000	26,187,906
1.38%, 11/15/31	33,600,000	27,712,125
1.88%, 02/15/32	33,000,000	28,276,875
2.88%, 05/15/32	28,250,000	26,199,668
2.75%, 08/15/32	41,500,000	38,053,555
4.13%, 11/15/32	29,800,000	30,458,860
3.50%, 02/15/33	39,000,000	37,997,578
3.38%, 05/15/33	24,000,000	23,150,625
Total Treasuries (Cost $3,054,410,192)		2,891,560,552

GOVERNMENT RELATED 4.9% OF NET ASSETS

Agency 1.8%
Foreign 0.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
0.50%, 09/16/24	100,000	94,295
1.50%, 02/12/25	700,000	660,121
0.38%, 09/17/25	500,000	454,035
4.63%, 11/03/25	375,000	373,406
0.50%, 02/02/26	925,000	830,447
3.63%, 09/09/27	100,000	97,192
4.25%, 03/01/28	500,000	498,810
		3,008,306
Canada 0.0%
Export Development Canada
3.00%, 05/25/27	1,000,000	948,240
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	300,000	285,594
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Germany 0.3%
Kreditanstalt Fuer Wiederaufbau
1.38%, 08/05/24(h)	1,400,000	1,339,660
0.50%, 09/20/24(h)	2,000,000	1,885,700
2.50%, 11/20/24(h)	2,200,000	2,118,336
1.25%, 01/31/25(h)	1,750,000	1,646,592
0.38%, 07/18/25(h)	1,650,000	1,506,747
0.63%, 01/22/26(h)	1,750,000	1,581,107
1.00%, 10/01/26(h)	1,300,000	1,163,279
3.00%, 05/20/27(h)	1,750,000	1,660,820
3.75%, 02/15/28(h)	50,000	48,917
2.88%, 04/03/28(h)	1,100,000	1,034,792
3.88%, 06/15/28(h)	1,000,000	983,030
1.75%, 09/14/29(h)	700,000	612,206
0.75%, 09/30/30(h)	700,000	556,535
0.00%, 04/18/36(h)(i)	250,000	148,690
0.00%, 06/29/37(h)(i)	850,000	480,148
Landwirtschaftliche Rentenbank
2.00%, 01/13/25(h)	900,000	857,736
2.38%, 06/10/25(h)	600,000	570,300
0.88%, 03/30/26(h)	500,000	451,660
1.75%, 07/27/26(h)	500,000	459,180
2.50%, 11/15/27(h)	500,000	463,920
0.88%, 09/03/30(h)	850,000	678,836
		20,248,191
Japan 0.2%
Japan Bank for International Cooperation
1.75%, 10/17/24	500,000	476,395
2.13%, 02/10/25	100,000	94,985
2.50%, 05/28/25	200,000	189,832
0.63%, 07/15/25	700,000	639,849
1.88%, 07/21/26	350,000	319,480
2.25%, 11/04/26	1,450,000	1,331,433
2.88%, 06/01/27	1,000,000	930,450
2.88%, 07/21/27	750,000	699,780
4.38%, 10/05/27	550,000	544,060
2.75%, 11/16/27	700,000	647,689
3.25%, 07/20/28	400,000	374,788
3.50%, 10/31/28	450,000	425,633
2.13%, 02/16/29	500,000	437,120
2.00%, 10/17/29	700,000	602,588
1.25%, 01/21/31	550,000	435,716
1.88%, 04/15/31	1,250,000	1,034,237
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	182,894
2.75%, 04/27/27	400,000	370,628
3.38%, 06/12/28	350,000	329,735
1.00%, 07/22/30	370,000	291,201
1.75%, 04/28/31	350,000	286,087
		10,644,580
Norway 0.1%
Equinor A.S.A.
3.25%, 11/10/24	150,000	145,739
2.88%, 04/06/25(a)	450,000	431,734
1.75%, 01/22/26(a)	250,000	230,830
3.00%, 04/06/27(a)	150,000	140,462
7.25%, 09/23/27	50,000	54,745
3.63%, 09/10/28(a)	600,000	573,282
3.13%, 04/06/30(a)	450,000	412,753
2.38%, 05/22/30(a)	500,000	435,615
3.63%, 04/06/40(a)	200,000	168,208
4.25%, 11/23/41	500,000	450,065
3.95%, 05/15/43	300,000	258,519
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report97

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 11/08/43	260,000	249,441
3.25%, 11/18/49(a)	350,000	263,151
3.70%, 04/06/50(a)	550,000	450,081
		4,264,625
Republic of Korea 0.1%
Export-Import Bank of Korea
1.25%, 01/18/25	300,000	281,673
2.88%, 01/21/25	800,000	769,776
1.88%, 02/12/25	200,000	189,192
3.25%, 11/10/25	750,000	714,292
2.63%, 05/26/26	375,000	347,167
3.25%, 08/12/26	200,000	187,850
1.13%, 12/29/26	550,000	476,410
1.63%, 01/18/27	300,000	268,950
2.38%, 04/21/27	250,000	228,840
5.00%, 01/11/28	500,000	503,095
1.25%, 09/21/30	700,000	556,360
2.13%, 01/18/32	350,000	288,222
5.13%, 01/11/33	300,000	310,092
Korea Development Bank
2.13%, 10/01/24	350,000	335,622
3.38%, 09/16/25	500,000	479,240
3.00%, 01/13/26	200,000	188,774
0.80%, 07/19/26	550,000	479,787
1.00%, 09/09/26	250,000	218,018
2.00%, 09/12/26(f)	350,000	315,287
4.38%, 02/15/28	400,000	392,300
1.63%, 01/19/31	450,000	363,420
2.00%, 10/25/31	250,000	204,185
4.25%, 09/08/32	200,000	193,406
		8,291,958
Sweden 0.0%
Svensk Exportkredit AB
0.38%, 03/11/24	200,000	193,054
0.38%, 07/30/24	1,050,000	993,636
0.63%, 10/07/24	250,000	235,350
0.63%, 05/14/25	650,000	597,590
0.50%, 08/26/25	550,000	500,269
2.25%, 03/22/27	350,000	321,230
		2,841,129
		50,532,623
U.S. 1.1%
Fannie Mae
1.63%, 01/07/25	1,000,000	948,420
0.63%, 04/22/25	2,000,000	1,850,240
0.50%, 06/17/25	3,000,000	2,753,760
0.38%, 08/25/25	3,500,000	3,183,705
0.50%, 11/07/25	4,000,000	3,625,920
2.13%, 04/24/26	6,000,000	5,622,780
1.88%, 09/24/26	2,500,000	2,308,475
0.75%, 10/08/27	5,000,000	4,340,550
7.13%, 01/15/30	527,000	616,848
7.25%, 05/15/30	1,000,000	1,185,550
0.88%, 08/05/30	1,000,000	804,220
6.63%, 11/15/30	2,700,000	3,130,056
5.63%, 07/15/37	1,500,000	1,721,430
Federal Farm Credit Banks Funding Corp.
4.50%, 11/18/24	1,500,000	1,483,890
1.75%, 02/14/25	2,000,000	1,892,880
3.88%, 02/02/26	500,000	489,350
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal Home Loan Banks
1.50%, 08/15/24	2,000,000	1,915,540
5.38%, 08/15/24	1,750,000	1,748,758
4.50%, 10/03/24	1,500,000	1,484,970
5.00%, 02/28/25	1,000,000	997,940
0.50%, 04/14/25	2,000,000	1,849,600
0.50%, 06/13/25	2,000,000	1,833,020
0.38%, 09/04/25	1,000,000	909,800
4.50%, 12/12/25	500,000	496,675
1.25%, 12/21/26	500,000	448,940
4.25%, 12/10/27	2,000,000	1,993,660
3.25%, 11/16/28	5,000,000	4,789,850
5.50%, 07/15/36	400,000	453,432
Freddie Mac
1.50%, 02/12/25	5,000,000	4,725,750
0.38%, 07/21/25	4,000,000	3,650,400
0.38%, 09/23/25	6,000,000	5,438,940
6.75%, 09/15/29	500,000	571,045
6.75%, 03/15/31	1,564,000	1,838,951
6.25%, 07/15/32	700,000	818,524
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	1,938,200
6.75%, 11/01/25	488,000	507,432
2.88%, 02/01/27	500,000	471,665
5.25%, 09/15/39	750,000	795,450
4.63%, 09/15/60	100,000	98,108
		75,734,724
		126,267,347

Local Authority 0.8%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.05%, 07/07/24	810,000	827,601
Province of Alberta
1.88%, 11/13/24	700,000	667,513
1.00%, 05/20/25	200,000	185,168
3.30%, 03/15/28	600,000	569,754
1.30%, 07/22/30	700,000	569,240
Province of British Columbia
1.75%, 09/27/24	100,000	95,658
6.50%, 01/15/26	100,000	103,609
2.25%, 06/02/26	500,000	466,670
0.90%, 07/20/26	600,000	535,890
1.30%, 01/29/31	600,000	486,174
7.25%, 09/01/36	200,000	258,092
Province of Manitoba
2.13%, 06/22/26	300,000	278,154
1.50%, 10/25/28	100,000	86,257
Province of New Brunswick
3.63%, 02/24/28	100,000	95,915
Province of Ontario
0.63%, 01/21/26	750,000	675,037
1.05%, 04/14/26	750,000	678,307
2.50%, 04/27/26	600,000	564,348
2.30%, 06/15/26	550,000	513,167
3.10%, 05/19/27	350,000	331,093
1.05%, 05/21/27	400,000	349,868
2.00%, 10/02/29	400,000	349,192
1.13%, 10/07/30	575,000	461,288
1.60%, 02/25/31	500,000	411,785
1.80%, 10/14/31	500,000	416,375
2.13%, 01/21/32	250,000	212,993
See financial notes
98Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Quebec
2.88%, 10/16/24	450,000	435,798
1.50%, 02/11/25	700,000	659,750
0.60%, 07/23/25	950,000	870,504
2.50%, 04/20/26	300,000	282,639
2.75%, 04/12/27	400,000	373,852
3.63%, 04/13/28	1,000,000	964,430
7.50%, 09/15/29	468,000	545,225
1.35%, 05/28/30	400,000	330,152
1.90%, 04/21/31	300,000	252,990
		14,904,488
U.S. 0.6%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	128,761
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
5.94%, 02/15/47	200,000	214,610
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	465,000	503,530
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	339,135
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	500,000	592,593
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	385,898
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	350,000	448,051
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,050,000	1,269,185
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,256,459
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	966,838
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	744,537
California State University
RB Series 2017B
3.90%, 11/01/47(a)	100,000	86,799
Series B
2.72%, 11/01/52	400,000	274,958
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	171,313
Series C
4.47%, 01/01/49	150,000	140,038
Series C
4.57%, 01/01/54	50,000	47,198
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	435,000	491,796
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	195,000	223,181
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	100,095
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	226,166
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	163,756
RB Series 2012
4.43%, 02/01/42	200,000	188,409
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	187,089
Series A
3.30%, 11/01/39(a)	250,000	214,072
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	650,000	474,265
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	193,761
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	105,490
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	393,183
Series D
2.66%, 09/01/39	143,092	114,579
Series D
2.81%, 09/01/43	150,000	111,712
Series H
2.90%, 09/01/49	300,000	215,316
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	211,796
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	427,155
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	426,725
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	50,000	54,430
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	122,165
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	257,610
Series B
6.00%, 12/01/44	300,000	342,148
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	160,725
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	107,871
Series A
2.99%, 11/01/38	150,000	124,636
Series A
3.14%, 11/01/45	20,000	15,320
Series C
3.09%, 11/01/40(a)	160,000	126,744
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report99

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	352,635
District of Columbia
Series E
5.59%, 12/01/34	350,000	363,707
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	172,759
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	54,884
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49(a)	100,000	82,984
Series A
3.92%, 01/15/53(a)	100,000	79,835
Golden State Tobacco Securitization Corp.
3.00%, 06/01/46	155,000	142,764
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	205,330
Series B
3.24%, 10/01/52(a)	300,000	219,946
Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	138,461	144,543
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	115,385	120,986
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,445,000	2,399,210
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	100,000	97,865
Series B
4.53%, 01/01/35	200,000	196,218
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	106,646
GO Bonds Series 2020
1.61%, 08/01/28	125,000	109,179
GO Bonds Series 2020
1.81%, 08/01/30	200,000	167,580
GO Bonds Series 2020
2.11%, 08/01/32(a)	350,000	285,924
Los Angeles Department of Water & Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	299,362
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	307,497
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	225,000	238,726
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	450,000	508,690
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40(a)	100,000	75,302
RB Series D
3.20%, 07/01/50	100,000	70,483
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	421,063
RB Series B
3.40%, 10/15/40(a)	100,000	82,969
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	200,000	191,019
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	435,512
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	703,827
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	266,936
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	284,971
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	189,432
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	60,644
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	145,000	165,168
RB (Build America Bonds) Series A
6.64%, 04/01/57	237,000	270,974
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	554,877
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	400,000	401,867
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	57,641
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	627,343
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	793,480
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	467,708
New York City Water & Sewer System
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	282,914
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	327,682
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	281,225
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	212,415
See financial notes
100Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2009F
5.63%, 03/15/39	200,000	209,809
Series B
3.14%, 07/01/43	200,000	161,311
Series F
3.11%, 02/15/39	200,000	163,949
New York State Thruway Authority
Series M
2.90%, 01/01/35	150,000	125,757
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	193,031
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	435,084
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	650,000	646,021
Series A
3.80%, 12/01/46	75,000	62,237
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	73,654
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	300,000	306,046
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	503,971
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	257,479
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	215,273
Consolidated Bonds 168th Series
4.93%, 10/01/51	650,000	651,257
Consolidated Bonds 174th Series
4.46%, 10/01/62	950,000	872,763
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	196,137
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	116,266
6.58%, 05/15/49	200,000	234,273
Series N
3.01%, 05/15/50(a)	200,000	140,664
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	228,150
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19(a)	150,000	107,373
Series R
3.27%, 05/01/43	100,000	78,627
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	200,000	167,068
RB Series B
3.82%, 01/01/48	250,000	201,592
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	73,979
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	340,736
San Diego County Water Authority
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	396,039
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	500,000	443,712
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	140,000	145,514
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	323,268
Series A
1.71%, 07/01/27	350,000	309,043
Series A
2.15%, 07/01/30	350,000	292,446
State of California
2.38%, 10/01/26	175,000	161,948
7.63%, 03/01/40	100,000	125,416
GO Bonds
7.60%, 11/01/40	300,000	383,592
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	139,286	149,601
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	136,935
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	497,069
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	500,000	538,215
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	350,000	283,108
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44(a)	350,000	248,697
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	131,790
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	300,000	320,722
RB Series 2015AQ
4.77%, 05/15/15	300,000	264,552
RB Series AD
4.86%, 05/15/12	400,000	358,381
RB Series AS
5.95%, 05/15/45	250,000	272,006
RB Series BG
1.61%, 05/15/30(a)	250,000	205,350
RB Series BJ
3.07%, 05/15/51(a)	250,000	175,962
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	187,357
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report101

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	170,443
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	50,000	50,031
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50(a)	400,000	247,882
Series B
2.58%, 11/01/51(a)	250,000	165,424
Series C
4.18%, 09/01/17(a)	150,000	121,228
Utah
GO (Build America Bonds) Series B
3.54%, 07/01/25	165,165	160,253
GO (Build America Bonds) Series D
4.55%, 07/01/24	130,000	128,345
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	179,295
Wisconsin
RB Series A
5.70%, 05/01/26	280,000	282,232
		41,851,183
		56,755,671

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 01/22/25	1,150,000	1,090,453
2.88%, 04/28/25	750,000	722,400
0.75%, 05/19/26	850,000	762,918
3.75%, 04/26/28	1,000,000	979,580
		3,555,351
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	200,000	194,018
3.13%, 01/21/26	200,000	191,820
2.75%, 01/31/27(a)	500,000	464,695
3.24%, 02/06/28(a)	550,000	517,654
2.45%, 01/31/31(a)	750,000	648,532
2.55%, 01/27/32(a)	600,000	514,242
2.55%, 07/27/33(a)	500,000	409,670
3.50%, 01/31/34(a)	500,000	441,665
3.10%, 05/07/41(a)	400,000	302,076
4.34%, 03/07/42(a)	250,000	222,815
3.63%, 10/30/42	100,000	81,208
3.86%, 06/21/47	450,000	370,238
3.50%, 01/25/50(a)	750,000	565,912
4.00%, 01/31/52(a)	350,000	286,780
3.10%, 01/22/61(a)	650,000	426,862
3.25%, 09/21/71(a)	350,000	228,396
		5,866,583
Hungary 0.0%
Hungary Government International Bond
7.63%, 03/29/41	400,000	453,384
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Indonesia 0.1%
Indonesia Government International Bond
3.50%, 01/11/28	600,000	566,934
4.10%, 04/24/28	250,000	241,858
4.75%, 02/11/29	400,000	398,964
3.40%, 09/18/29	200,000	185,102
2.85%, 02/14/30	600,000	534,696
3.85%, 10/15/30	550,000	517,858
1.85%, 03/12/31	425,000	344,267
3.55%, 03/31/32(a)	350,000	317,961
4.35%, 01/11/48	700,000	623,917
5.35%, 02/11/49	300,000	304,107
3.70%, 10/30/49	200,000	160,040
3.50%, 02/14/50(f)	500,000	383,610
4.20%, 10/15/50	1,000,000	857,710
3.05%, 03/12/51	350,000	257,348
4.45%, 04/15/70	450,000	384,489
3.35%, 03/12/71	550,000	381,865
		6,460,726
Israel 0.1%
Israel Government International Bond
2.88%, 03/16/26	600,000	569,070
3.25%, 01/17/28	300,000	280,890
2.50%, 01/15/30	400,000	350,476
2.75%, 07/03/30	1,050,000	929,177
4.50%, 01/30/43	400,000	368,492
4.13%, 01/17/48	250,000	214,890
3.38%, 01/15/50	600,000	453,114
3.88%, 07/03/50	650,000	536,575
4.50%, 04/03/20	300,000	243,714
		3,946,398
Italy 0.1%
Italy Government International Bond
2.38%, 10/17/24	1,200,000	1,147,608
1.25%, 02/17/26	800,000	715,416
2.88%, 10/17/29	700,000	611,996
5.38%, 06/15/33	604,000	605,703
4.00%, 10/17/49	735,000	559,776
3.88%, 05/06/51	450,000	327,609
		3,968,108
Mexico 0.2%
Mexico Government International Bond
3.90%, 04/27/25(a)(f)	200,000	196,964
4.13%, 01/21/26	700,000	687,918
4.15%, 03/28/27	800,000	784,952
3.75%, 01/11/28	650,000	619,404
4.50%, 04/22/29	1,350,000	1,312,902
3.25%, 04/16/30(a)	800,000	713,880
2.66%, 05/24/31(a)	1,050,000	875,122
8.30%, 08/15/31	450,000	532,665
4.75%, 04/27/32(a)	850,000	812,974
7.50%, 04/08/33	250,000	284,668
3.50%, 02/12/34(a)	675,000	566,845
6.75%, 09/27/34	650,000	709,072
6.05%, 01/11/40	850,000	865,181
4.28%, 08/14/41(a)	750,000	621,210
4.75%, 03/08/44	1,475,000	1,269,813
5.55%, 01/21/45	850,000	814,070
4.60%, 01/23/46	800,000	667,648
4.35%, 01/15/47	450,000	361,832
4.60%, 02/10/48	700,000	578,074
4.50%, 01/31/50(a)	725,000	593,253
See financial notes
102Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/27/51(a)	1,000,000	870,590
3.77%, 05/24/61(a)	1,075,000	733,892
5.75%, 10/12/10	1,050,000	940,842
		16,413,771
Panama 0.1%
Panama Government International Bond
3.75%, 03/16/25(a)	500,000	484,960
7.13%, 01/29/26	350,000	365,498
8.88%, 09/30/27	625,000	717,525
3.88%, 03/17/28(a)	400,000	379,192
9.38%, 04/01/29	300,000	361,809
3.16%, 01/23/30(a)	625,000	548,625
2.25%, 09/29/32(a)	1,150,000	881,003
6.70%, 01/26/36	650,000	696,807
4.50%, 05/15/47	400,000	319,480
4.50%, 04/16/50(a)	800,000	621,816
4.30%, 04/29/53	600,000	448,074
4.50%, 04/01/56(a)	1,050,000	788,308
3.87%, 07/23/60(a)	725,000	481,654
4.50%, 01/19/63(a)	275,000	201,902
		7,296,653
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	100,000	103,797
4.13%, 08/25/27	325,000	317,219
2.84%, 06/20/30	250,000	219,248
2.78%, 01/23/31(a)	1,200,000	1,030,476
1.86%, 12/01/32(a)	425,000	328,108
8.75%, 11/21/33	450,000	570,933
3.00%, 01/15/34(a)	500,000	415,870
6.55%, 03/14/37	350,000	393,169
3.30%, 03/11/41(a)	250,000	192,823
5.63%, 11/18/50	700,000	719,572
3.55%, 03/10/51(a)	400,000	299,472
2.78%, 12/01/60(a)	650,000	397,130
3.60%, 01/15/72(a)	350,000	237,731
3.23%, 07/28/21(a)	350,000	211,428
		5,436,976
Philippines 0.1%
Philippine Government International Bond
10.63%, 03/16/25	500,000	548,415
5.50%, 03/30/26	400,000	408,444
3.00%, 02/01/28	650,000	605,163
4.63%, 07/17/28	200,000	200,790
3.75%, 01/14/29	400,000	382,892
9.50%, 02/02/30	975,000	1,230,674
2.46%, 05/05/30	350,000	303,132
7.75%, 01/14/31	750,000	888,285
1.65%, 06/10/31	400,000	317,976
6.38%, 01/15/32	350,000	390,274
5.00%, 07/17/33	200,000	203,612
6.38%, 10/23/34	700,000	784,112
5.00%, 01/13/37	500,000	500,435
3.95%, 01/20/40	725,000	630,163
3.70%, 03/01/41	500,000	416,455
3.70%, 02/02/42	850,000	707,973
2.95%, 05/05/45	700,000	504,490
2.65%, 12/10/45	800,000	542,992
4.20%, 03/29/47	100,000	86,328
5.95%, 10/13/47	250,000	274,368
		9,926,973
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Poland 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	1,144,000	1,102,816
5.75%, 11/16/32(a)	475,000	499,144
4.88%, 10/04/33(a)	700,000	688,793
5.50%, 04/04/53(a)	750,000	758,415
		3,049,168
Republic of Korea 0.0%
Korea International Bond
2.75%, 01/19/27	250,000	235,927
3.50%, 09/20/28	200,000	191,308
2.50%, 06/19/29	475,000	428,493
1.00%, 09/16/30	200,000	161,536
1.75%, 10/15/31	200,000	166,932
3.88%, 09/20/48	200,000	179,924
		1,364,120
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	133,334	133,163
4.38%, 10/27/27	650,000	646,353
4.38%, 01/23/31(a)	800,000	790,376
5.75%, 10/28/34(a)	50,000	54,263
7.63%, 03/21/36	425,000	525,445
4.13%, 11/20/45	250,000	227,725
5.10%, 06/18/50	1,000,000	1,000,480
4.98%, 04/20/55	850,000	830,594
		4,208,399
		71,946,610

Supranational* 1.3%
African Development Bank
3.38%, 07/07/25	300,000	291,342
0.88%, 03/23/26	100,000	90,382
0.88%, 07/22/26	900,000	804,321
4.38%, 11/03/27	500,000	500,585
4.38%, 03/14/28	575,000	576,691
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (c)	125,000	111,998
Asian Development Bank
0.63%, 10/08/24	650,000	612,742
1.50%, 10/18/24	1,700,000	1,619,403
2.00%, 01/22/25	1,650,000	1,572,235
0.63%, 04/29/25	1,200,000	1,108,500
0.38%, 09/03/25	950,000	863,958
4.25%, 01/09/26	1,000,000	989,530
0.50%, 02/04/26	1,150,000	1,034,425
1.00%, 04/14/26	770,000	697,866
2.00%, 04/24/26	500,000	465,890
2.63%, 01/12/27	1,000,000	939,810
1.50%, 01/20/27	1,250,000	1,128,550
3.13%, 08/20/27	500,000	477,680
2.50%, 11/02/27	1,238,000	1,150,436
2.75%, 01/19/28	525,000	492,340
3.75%, 04/25/28	250,000	244,495
1.25%, 06/09/28	300,000	260,142
5.82%, 06/16/28	395,000	420,549
1.88%, 03/15/29	550,000	484,842
1.75%, 09/19/29	1,150,000	1,000,017
1.88%, 01/24/30	1,000,000	870,500
0.75%, 10/08/30	1,150,000	909,776
1.50%, 03/04/31	500,000	416,060
3.13%, 04/27/32	200,000	187,274
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report103

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 09/28/32	500,000	495,185
4.00%, 01/12/33	300,000	299,949
Asian Infrastructure Investment Bank
0.50%, 10/30/24	1,050,000	984,385
0.50%, 05/28/25	950,000	869,886
0.50%, 01/27/26	1,225,000	1,096,693
Corp. Andina de Fomento
1.25%, 10/26/24	100,000	94,090
1.63%, 09/23/25	1,000,000	921,440
5.25%, 11/21/25	100,000	99,497
2.25%, 02/08/27	200,000	179,894
Council of Europe Development Bank
1.38%, 02/27/25	350,000	329,438
3.00%, 06/16/25	525,000	504,950
0.88%, 09/22/26	525,000	466,783
European Bank for Reconstruction & Development
1.63%, 09/27/24	300,000	286,776
0.50%, 05/19/25	900,000	827,649
0.50%, 11/25/25	700,000	633,647
0.50%, 01/28/26	850,000	765,714
4.38%, 03/09/28	750,000	753,645
European Investment Bank
3.13%, 12/14/23	250,000	247,485
2.50%, 10/15/24	500,000	482,680
1.88%, 02/10/25	1,200,000	1,140,408
1.63%, 03/14/25	1,550,000	1,463,773
0.63%, 07/25/25	1,075,000	987,108
0.38%, 03/26/26	1,525,000	1,361,184
2.13%, 04/13/26	800,000	748,640
0.75%, 10/26/26	625,000	553,444
1.38%, 03/15/27	1,425,000	1,277,698
2.38%, 05/24/27	667,000	618,589
0.63%, 10/21/27	225,000	193,124
3.25%, 11/15/27	1,000,000	960,070
3.88%, 03/15/28	300,000	295,245
1.75%, 03/15/29	1,050,000	920,010
1.63%, 10/09/29	230,000	199,364
0.88%, 05/17/30	255,000	207,006
3.63%, 07/15/30	1,100,000	1,069,112
0.75%, 09/23/30	300,000	239,412
1.25%, 02/14/31(f)	1,900,000	1,561,819
1.63%, 05/13/31	500,000	420,975
3.75%, 02/14/33	1,500,000	1,477,950
4.88%, 02/15/36	450,000	485,847
Inter-American Development Bank
3.00%, 02/21/24	250,000	245,945
3.25%, 07/01/24	575,000	562,551
0.50%, 09/23/24	250,000	235,668
2.13%, 01/15/25	1,400,000	1,337,420
1.75%, 03/14/25	1,350,000	1,276,695
0.88%, 04/03/25	650,000	604,617
0.63%, 07/15/25	750,000	688,725
0.88%, 04/20/26	1,325,000	1,195,706
2.00%, 06/02/26	550,000	511,022
2.00%, 07/23/26	700,000	648,564
2.38%, 07/07/27	1,200,000	1,114,548
0.63%, 09/16/27	750,000	644,858
1.13%, 07/20/28	750,000	643,463
3.13%, 09/18/28	1,700,000	1,607,758
2.25%, 06/18/29	1,400,000	1,253,518
1.13%, 01/13/31	550,000	445,055
3.50%, 04/12/33	750,000	720,292
3.88%, 10/28/41	150,000	141,611
3.20%, 08/07/42	200,000	170,480
4.38%, 01/24/44	350,000	352,090
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Inter-American Investment Corp.
2.63%, 04/22/25	500,000	477,800
4.13%, 02/15/28	500,000	492,665
International Bank for Reconstruction & Development
1.50%, 08/28/24	1,375,000	1,315,627
2.50%, 11/25/24	1,400,000	1,348,508
1.63%, 01/15/25	1,550,000	1,469,865
0.75%, 03/11/25	1,650,000	1,535,275
0.63%, 04/22/25	2,825,000	2,611,995
0.38%, 07/28/25	200,000	182,606
2.50%, 07/29/25	2,075,000	1,979,965
0.50%, 10/28/25	2,150,000	1,952,157
3.13%, 11/20/25	450,000	433,949
0.88%, 07/15/26	750,000	671,962
1.88%, 10/27/26	250,000	229,673
3.13%, 06/15/27	500,000	476,670
2.50%, 11/22/27	500,000	464,450
0.75%, 11/24/27	1,850,000	1,590,149
1.38%, 04/20/28	1,525,000	1,335,946
3.50%, 07/12/28	1,000,000	965,880
1.13%, 09/13/28	1,000,000	855,050
3.63%, 09/21/29	25,000	24,292
1.75%, 10/23/29	1,050,000	911,263
3.88%, 02/14/30	250,000	246,290
0.88%, 05/14/30	2,000,000	1,614,300
0.75%, 08/26/30	1,200,000	951,936
1.25%, 02/10/31	1,225,000	1,000,629
1.63%, 11/03/31	1,200,000	1,004,820
2.50%, 03/29/32	1,000,000	894,590
4.75%, 02/15/35	450,000	472,824
International Finance Corp.
1.38%, 10/16/24	750,000	713,475
0.38%, 07/16/25	650,000	594,737
3.63%, 09/15/25	400,000	390,668
2.13%, 04/07/26	50,000	46,770
0.75%, 10/08/26	100,000	88,595
0.75%, 08/27/30	1,050,000	833,479
Nordic Investment Bank
2.63%, 04/04/25	500,000	479,475
0.38%, 09/11/25	550,000	500,038
0.50%, 01/21/26	250,000	225,208
3.38%, 09/08/27	150,000	144,752
		92,771,822
Total Government Related (Cost $386,353,747)		347,741,450

SECURITIZED 29.0% OF NET ASSETS

Asset-Backed Securities 0.1%
Auto Backed 0.0%
Ally Auto Receivables Trust 2019-4
Series 2019-4, Class A4
1.92%, 01/15/25 (a)	957,531	956,577
Credit Card 0.1%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,826,636
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/30	132,193	125,356
4.26%, 06/01/36	150,000	143,377
See financial notes
104Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 12/01/47	400,000	359,948
4.67%, 12/01/51	275,000	257,689
		886,370
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/29	414,309	376,702
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	125,000	99,586
PG&E Energy Recovery Funding LLC
2.82%, 07/15/46	100,000	71,093
PG&E Wildfire Recovery Funding LLC
4.38%, 06/01/39	125,000	115,875
5.10%, 06/01/52	300,000	304,308
		967,564
		4,637,147

Commercial Mortgage-Backed Security 2.1%
BANK
Series 2017-BNK7, Class A5
3.44%, 09/15/60(a)	1,000,000	916,531
Series 2017-BNK8, Class A4
3.49%, 11/15/50(a)	600,000	546,120
Series 2017-BNK9, Class A4
3.54%, 11/15/54(a)	1,000,000	917,862
Series 2019-BN19, Class A3
3.18%, 08/15/61(a)	800,000	689,381
Series 2020-BN26, Class A4
2.40%, 03/15/63(a)	700,000	582,102
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51(a)	1,150,000	1,064,221
Series 2022-C15, Class A5
3.66%, 04/15/55(a)	3,145,000	2,792,521
Benchmark Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52(a)	1,875,000	1,639,102
Series 2019-B13, Class A4
2.95%, 08/15/57(a)	2,600,000	2,244,163
Series 2019-B9, Class A5
4.02%, 03/15/52(a)	2,600,000	2,360,071
Series 2020-B16, Class A5
2.73%, 02/15/53(a)	1,073,000	909,416
Series 2020-B18, Class A5
1.93%, 07/15/53(a)	1,845,000	1,444,654
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,591,475
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,562,544
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48(a)	5,325,000	5,028,271
Series 2016-C4, Class A4
3.28%, 05/10/58(a)	1,000,000	926,419
Series 2016-C7, Class A3
3.84%, 12/10/54(a)	3,625,000	3,381,416
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46(a)	615,000	609,953
Series 2014-GC23, Class A4
3.62%, 07/10/47(a)	1,000,000	969,638
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2014-GC25, Class A4
3.64%, 10/10/47(a)	210,000	201,942
Series 2016-GC36, Class A5
3.62%, 02/10/49(a)	3,350,000	3,129,865
Series 2016-GC37, Class A4
3.31%, 04/10/49(a)	600,000	558,649
Series 2017-C4, Class A4
3.47%, 10/12/50(a)	5,600,000	5,124,136
Series 2017-P7, Class A4
3.71%, 04/14/50(a)	500,000	459,804
COMM Mortgage Trust
Series 2014-CR14, Class A3
3.96%, 02/10/47(a)	240,000	238,816
Series 2014-CR16, Class ASB
3.65%, 04/10/47(a)	56,164	55,782
Series 2014-CR19, Class ASB
3.50%, 08/10/47(a)	100,295	98,732
Series 2014-CR21, Class A3
3.53%, 12/10/47(a)	160,399	154,400
Series 2014-LC15, Class A4
4.01%, 04/10/47(a)	400,000	394,432
Series 2015-CR22, Class A5
3.31%, 03/10/48(a)	750,000	713,623
Series 2015-CR24, Class A5
3.70%, 08/10/48(a)	400,000	379,874
Series 2015-LC23, Class A4
3.77%, 10/10/48(a)	440,000	416,579
Series 2015-PC1, Class A5
3.90%, 07/10/50(a)	497,400	475,175
Series 2016-CR28, Class A4
3.76%, 02/10/49(a)	2,700,000	2,553,514
Series 2016-DC2, Class A5
3.77%, 02/10/49(a)	100,000	94,324
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50(a)	1,308,000	1,247,564
Series 2015-C3, Class A4
3.72%, 08/15/48(a)	300,000	284,303
Series 2019-C17, Class A5
3.02%, 09/15/52(a)	2,238,000	1,932,165
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(j)	100,000	93,507
Fannie Mae
Series 2015-M13, Class A2
2.79%, 06/25/25(a)(j)	101,201	96,720
Series 2015-M3, Class A2
2.72%, 10/25/24(a)	364,829	351,949
Series 2016-M6, Class A2
2.49%, 05/25/26(a)	2,254,079	2,114,125
Freddie Mac
Series K042, Class A2
2.67%, 12/25/24(a)	100,000	96,122
Series K046, Class A2
3.21%, 03/25/25(a)	920,000	887,589
Series K048, Class A2
3.28%, 06/25/25(a)(j)	838,000	808,630
Series K053, Class A2
3.00%, 12/25/25(a)	950,000	905,553
Series K054, Class A2
2.75%, 01/25/26(a)	300,000	283,964
Series K055, Class A2
2.67%, 03/25/26(a)	750,000	706,817
Series K058, Class A2
2.65%, 08/25/26(a)	750,000	702,599
Series K061, Class A2
3.35%, 11/25/26(a)(j)	520,000	496,687
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report105

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K062, Class A2
3.41%, 12/25/26(a)	257,767	246,400
Series K064, Class A2
3.22%, 03/25/27(a)	107,000	101,521
Series K070, Class A2
3.30%, 11/25/27(a)(j)	308,000	291,823
Series K071, Class A2
3.29%, 11/25/27(a)	4,768,000	4,513,118
Series K072, Class A2
3.44%, 12/25/27(a)	1,500,000	1,428,786
Series K074, Class A2
3.60%, 01/25/28(a)	8,175,000	7,836,245
Series K078, Class A2
3.85%, 06/25/28(a)	1,183,000	1,146,254
Series K083, Class A2
4.05%, 09/25/28(a)(j)	2,100,000	2,050,150
Series K084, Class A2
3.78%, 10/25/28(a)(j)	2,000,000	1,920,557
Series K085, Class A2
4.06%, 10/25/28(a)(j)	900,000	875,789
Series K087, Class A2
3.77%, 12/25/28(a)	2,560,000	2,463,310
Series K088, Class A2
3.69%, 01/25/29(a)	2,600,000	2,490,021
Series K089, Class A2
3.56%, 01/25/29(a)	2,990,000	2,844,955
Series K091, Class A2
3.51%, 03/25/29(a)	800,000	758,658
Series K098, Class A2
2.43%, 08/25/29(a)	500,000	443,976
Series K100, Class A2
2.67%, 09/25/29(a)	800,000	718,791
Series K103, Class A2
2.65%, 11/25/29(a)	2,200,000	1,970,241
Series K112, Class A2
1.31%, 05/25/30(a)	2,000,000	1,622,573
Series K131, Class A2
1.85%, 07/25/31(a)	1,000,000	822,542
Series K132, Class A2
2.02%, 08/25/31(a)	1,000,000	830,190
Series K-1511, Class A2
3.47%, 03/25/31(a)	500,000	465,869
Series K-1512, Class A2
2.99%, 05/25/31(a)	1,425,000	1,286,180
Series K154, Class A2
3.42%, 04/25/32(a)	1,760,000	1,659,076
Series K155, Class A3
3.75%, 04/25/33(a)	835,000	788,149
Series K157, Class A2
3.99%, 05/25/33(a)	1,700,000	1,639,290
Series K733, Class A2
3.75%, 08/25/25(a)(j)	1,494,815	1,450,743
Series K735, Class A2
2.86%, 05/25/26(a)	98,708	93,388
Series K742, Class A2
1.76%, 03/25/28(a)	700,000	617,752
Series KS03, Class A4
3.16%, 05/25/25(a)(j)	250,000	241,496
Freddie Mac Multifamily Structured Pass Through Certificates
1.72%, 06/25/31 (a)	3,500,000	2,852,924
GS Mortgage Securities Trust
Series 2013-GC13, Class A5
4.09%, 07/10/46(a)(j)	319,803	317,520
Series 2013-GC14, Class A5
4.24%, 08/10/46(a)	470,193	468,505
Series 2016-GS4, Class A4
3.44%, 11/10/49(a)	365,000	336,854
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2020-GC45, Class A5
2.91%, 02/13/53(a)	3,500,000	2,987,851
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A4A1
3.54%, 07/15/47(a)	137,684	134,755
Series 2015-JP1, Class A4
3.65%, 01/15/49(a)	600,000	566,645
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A4
3.23%, 10/15/48(a)	2,000,000	1,887,062
Series 2015-C29, Class A4
3.61%, 05/15/48(a)	1,000,000	945,798
Series 2015-C33, Class A4
3.77%, 12/15/48(a)	1,150,000	1,087,471
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A4
4.28%, 08/15/46(a)(j)	1,000,000	995,740
Series 2014-C16, Class A5
3.89%, 06/15/47(a)	270,000	264,250
Series 2015-C24, Class A4
3.73%, 05/15/48(a)	93,000	88,318
Series 2015-C24, Class ASB
3.48%, 05/15/48(a)	408,660	396,517
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48(a)	400,000	375,804
Series 2017-H1, Class A4
3.26%, 06/15/50(a)	250,000	229,374
Series 2017-HR2, Class A4
3.59%, 12/15/50(a)	1,300,000	1,184,743
Series 2020-HR8, Class A4
2.04%, 07/15/53(a)	3,000,000	2,403,916
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50(a)	1,550,000	1,421,519
Series 2017-C6, Class A5
3.58%, 12/15/50(a)	1,000,000	897,251
Series 2019-C18, Class A4
3.04%, 12/15/52(a)	500,000	430,115
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4
4.22%, 07/15/46(a)(j)	59,474	59,229
Series 2014-LC16 Class A4
3.55%, 08/15/50(a)	361,111	353,975
Series 2015-C28, Class A3
3.29%, 05/15/48(a)	971,679	922,028
Series 2015-C30, Class A4
3.66%, 09/15/58(a)	723,000	684,668
Series 2015-C31, Class A3
3.43%, 11/15/48(a)	1,188,128	1,135,562
Series 2015-NXS4, Class A4
3.72%, 12/15/48(a)	2,000,000	1,891,349
Series 2015-P2, Class A4
3.81%, 12/15/48(a)	1,500,000	1,416,386
Series 2016-C32, Class A4
3.56%, 01/15/59(a)	500,000	470,493
Series 2016-NXS5, Class A4
3.37%, 01/15/59(a)	1,166,113	1,096,503
Series 2016-NXS5, Class A6
3.64%, 01/15/59(a)	2,000,000	1,877,043
Series 2016-NXS6, Class A4
2.92%, 11/15/49(a)	150,000	137,348
Series 2017-C40, Class A4
3.58%, 10/15/50(a)	1,551,000	1,423,627
Series 2017-C41, Class A4
3.47%, 11/15/50(a)	2,000,000	1,823,347
See financial notes
106Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2017-C42, Class A4
3.59%, 12/15/50(a)	2,400,000	2,172,309
Series 2018-C44, Class A5
4.21%, 05/15/51(a)	1,500,000	1,404,927
Series 2018-C47, Class A3
4.18%, 09/15/61(a)	1,275,000	1,196,403
Series 2019-C50, Class A5
3.73%, 05/15/52(a)	1,000,000	904,858
Series 2019-C53, Class A4
3.04%, 10/15/52(a)	4,000,000	3,463,842
Series 2019-C54, Class A4
3.15%, 12/15/52(a)	800,000	697,099
Series 2020-C55, Class A5
2.73%, 02/15/53(a)	750,000	631,573
Series 2020-C58, Class A4
2.09%, 07/15/53(a)	3,000,000	2,381,789
WFRBS Commercial Mortgage Trust
Series 2013-C15, Class A4
4.15%, 08/15/46(a)(j)	177,810	177,069
Series 2014-C19, Class A4
3.83%, 03/15/47(a)	46,382	45,930
		146,491,933

Mortgage-Backed Securities Pass-Through 26.8%
Fannie Mae
1.00%, 03/01/36 to 07/01/36 (a)	1,368,461	1,159,680
1.50%, 09/01/35 to 11/01/51 (a)	52,883,904	43,631,010
2.00%, 04/01/28 to 05/01/52 (a)	244,313,563	203,868,020
2.50%, 07/01/27 to 05/01/52 (a)	198,468,247	171,019,576
3.00%, 12/01/25 to 05/01/52 (a)	122,553,394	110,514,517
3.50%, 10/01/25 to 08/01/51 (a)	79,227,239	73,796,091
4.00%, 02/01/26 to 07/01/52 (a)	56,470,298	54,035,917
4.50%, 12/01/24 to 09/01/52 (a)	28,176,755	27,662,493
5.00%, 09/01/33 to 08/01/52 (a)	13,026,733	12,992,513
5.50%, 06/01/24 to 02/01/53 (a)	9,465,849	9,560,242
6.00%, 04/01/35 to 07/01/53 (a)	14,827,195	15,121,754
6.50%, 08/01/34 to 02/01/53 (a)	4,518,732	4,661,695
Freddie Mac
1.00%, 10/01/36(a)	511,022	430,793
1.50%, 08/01/35 to 08/01/51 (a)	64,275,114	52,244,088
2.00%, 08/01/23 to 04/01/52 (a)	290,424,888	240,512,324
2.50%, 04/01/27 to 05/01/52 (a)	168,758,296	144,820,540
3.00%, 08/01/26 to 05/01/52 (a)	82,805,866	74,606,079
3.50%, 01/01/26 to 02/01/53 (a)	54,080,133	50,182,207
4.00%, 04/01/26 to 10/01/52 (a)	30,817,966	29,453,426
4.50%, 05/01/34 to 09/01/52 (a)	15,886,179	15,529,783
5.00%, 11/01/33 to 06/01/53 (a)	13,120,497	13,003,615
5.50%, 05/01/24 to 07/01/53 (a)	8,127,462	8,232,162
6.00%, 07/01/33 to 02/01/53 (a)	4,718,723	4,893,811
6.50%, 12/01/33 to 01/01/53 (a)	2,584,871	2,692,173
Ginnie Mae
1.50%, 03/20/51 to 10/20/51 (a)	1,452,782	1,173,299
2.00%, 04/20/36 to 04/20/52 (a)	91,109,661	76,834,313
2.50%, 03/20/27 to 04/20/52 (a)	94,863,791	82,498,778
3.00%, 01/20/27 to 06/20/52 (a)	76,861,377	69,635,169
3.50%, 09/20/32 to 06/20/51 (a)	55,261,933	51,886,705
4.00%, 06/15/39 to 09/20/52 (a)	34,990,192	33,511,418
4.50%, 01/20/39 to 10/20/52 (a)	24,268,517	23,672,103
5.00%, 03/20/33 to 06/20/53 (a)	16,914,248	16,726,868
5.50%, 10/20/33 to 06/20/53 (a)	13,936,282	13,889,811
6.00%, 10/15/36 to 03/20/53 (a)	7,702,501	7,768,230
6.50%, 04/20/53 to 06/20/53 (a)	3,285,883	3,346,454
7.00%, 01/20/53(a)	393,436	405,245
Ginnie Mae II
2.00%, 12/20/51 to 03/20/52 (a)	12,396,777	10,420,068
2.50%, 12/20/51 to 03/20/52 (a)	12,894,858	11,170,099
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ginnie Mae, TBA
3.00%, 07/20/53(a)(k)	1,500,000	1,340,019
3.50%, 07/20/53(a)(k)	4,500,000	4,154,540
4.00%, 07/20/53(a)(k)	3,500,000	3,309,152
4.50%, 07/20/53(a)(k)	5,000,000	4,825,536
5.00%, 07/20/53(a)(k)	5,000,000	4,911,756
UMBS TBA
3.00%, 07/14/52(a)(k)	12,000,000	10,560,193
3.50%, 07/18/38 to 07/14/52 (a)(k)	10,000,000	9,150,801
4.00%, 07/18/38 to 07/13/53 (a)(k)	22,000,000	20,671,274
4.50%, 07/13/53(a)(k)	26,500,000	25,476,329
5.00%, 07/13/53(a)(k)	28,000,000	27,430,252
5.50%, 07/13/53(a)(k)	20,000,000	19,904,024
		1,899,296,945
Total Securitized (Cost $2,344,116,940)		2,050,426,025

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.5% OF NET ASSETS

Money Market Funds 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03% (l)	171,105,227	171,105,227
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03% (l)(m)	3,341,931	3,341,931
		174,447,158
Total Short-Term Investments (Cost $174,447,158)		174,447,158
Total Investments in Securities (Cost $7,928,204,765)		7,197,934,369

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $19,539,914 or 0.3% of net assets.

(d)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $3,281,008.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon security.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report107

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

(j)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(k)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(l)	The rate shown is the annualized 7-day yield.
(m)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/23	FACE AMOUNT AT 6/30/23	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
The Charles Schwab Corp.
3.55%, 02/01/24	$123,351	$—	($123,057)	($3,858)	$3,943	($379)	$—	$—	$752
0.75%, 03/18/24	380,421	—	(382,416)	(18,492)	20,711	(224)	—	—	692
3.75%, 04/01/24	78,848	—	(78,613)	(4,646)	5,713	(1,302)	—	—	1,008
3.00%, 03/10/25	72,189	—	—	—	(543)	41	71,687	75,000	1,125
4.20%, 03/24/25	148,416	—	—	—	161	(2,042)	146,535	150,000	3,150
3.63%, 04/01/25	97,517	—	—	—	(33)	(1,266)	96,218	100,000	1,812
3.85%, 05/21/25	195,396	—	—	—	(469)	(1,839)	193,088	200,000	3,850
3.45%, 02/13/26	72,709	—	—	—	(971)	(711)	71,027	75,000	1,294
0.90%, 03/11/26	288,169	—	—	—	(675)	(217)	287,277	325,000	1,462
1.15%, 05/13/26	222,469	—	—	—	(1,085)	(27)	221,357	250,000	1,437
3.20%, 03/02/27	164,842	—	—	—	(1,206)	(1,448)	162,188	175,000	2,800
2.45%, 03/03/27	366,072	—	—	—	(7,475)	1,095	359,692	400,000	4,900
3.30%, 04/01/27	166,021	—	—	—	(2,215)	(1,432)	162,374	175,000	2,887
3.20%, 01/25/28	163,390	—	—	—	(2,646)	(631)	160,113	175,000	2,800
2.00%, 03/20/28	285,768	—	—	—	(4,181)	(264)	281,323	325,000	3,250
4.00%, 02/01/29	142,884	—	—	—	(485)	(1,307)	141,092	150,000	3,000
5.64%, 05/19/29	—	299,630	—	—	2,530	3	302,163	300,000	1,082
3.25%, 05/22/29	136,225	—	—	—	(3,157)	(475)	132,593	150,000	2,438
2.75%, 10/01/29	109,189	—	—	—	(2,217)	(379)	106,593	125,000	1,719
4.63%, 03/22/30	122,891	—	—	—	1,004	(1,107)	122,788	125,000	2,891
1.65%, 03/11/31	155,971	—	—	—	(2,497)	484	153,958	200,000	1,650
2.30%, 05/13/31	163,819	—	—	—	(4,059)	(226)	159,534	200,000	2,300
1.95%, 12/01/31	176,691	—	—	—	(5,268)	169	171,592	225,000	2,194
2.90%, 03/03/32	212,768	—	—	—	(6,007)	401	207,162	250,000	3,625
5.85%, 05/19/34	—	329,441	—	—	725	(21)	330,145	325,000	1,215
Total	$4,046,016	$629,071	($584,086 )	($26,996 )	($10,402 )	($13,104 )	$4,040,499		$55,333
See financial notes
108Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,733,759,184	$—	$1,733,759,184
Treasuries[1]	—	2,891,560,552	—	2,891,560,552
Government Related[1]	—	347,741,450	—	347,741,450
Securitized[1]	—	2,050,426,025	—	2,050,426,025
Short-Term Investments[1]	174,447,158	—	—	174,447,158
Total	$174,447,158	$7,023,487,211	$—	$7,197,934,369

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report109

Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $4,547,132)		$4,040,499
Investments in securities, at value - unaffiliated (cost $7,923,657,633) including securities on loan of $3,281,008		7,193,893,870
Cash		515,327
Deposits with brokers for TBA margin		180,000
Receivables:
Investments sold		80,077,071
Interest		43,982,610
Dividends		467,621
Foreign tax reclaims		18,761
Income from securities on loan	+	5,939
Total assets		7,323,181,698

Liabilities
Collateral held for securities on loan		3,341,931
Payables:
Investments bought - delayed-delivery		143,757,009
Investments bought		104,982,597
Management fees	+	173,496
Total liabilities		252,255,033
Net assets		$7,070,926,665

Net Assets by Source
Capital received from investors		$8,131,962,828
Total distributable loss	+	(1,061,036,163)
Net assets		$7,070,926,665

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,070,926,665		153,300,000		$46.12

See financial notes
110Schwab Fixed-Income ETFs | Semiannual Report

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated (net of foreign withholding tax of $1,202)		$103,318,681
Dividends received from securities - unaffiliated		3,013,541
Interest received from securities - affiliated		42,229
Securities on loan, net	+	33,193
Total investment income		106,407,644

Expenses
Management fees		1,048,522
Total expenses	–	1,048,522
Net investment income		105,359,122

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(8,504)
Net realized losses on sales of securities - unaffiliated		(43,893,302)
Net realized losses on sales of in-kind redemptions - affiliated		(18,492)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(7,681,681)
Net realized losses		(51,601,979)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(10,402)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	94,232,246
Net change in unrealized appreciation (depreciation)	+	94,221,844
Net realized and unrealized gains		42,619,865
Increase in net assets resulting from operations		$147,978,987
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report111

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$105,359,122	$173,767,705
Net realized losses		(51,601,979)	(288,649,413)
Net change in unrealized appreciation (depreciation)	+	94,221,844	(1,020,183,841)
Increase (decrease) in net assets resulting from operations		$147,978,987	($1,135,065,549 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($90,173,650 )	($185,912,810 )

TRANSACTIONS IN FUND SHARES
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,500,000	$632,917,703	12,800,000	$619,764,211
Shares redeemed	+	(9,100,000)	(424,906,342)	(32,200,000)	(1,567,471,655)
Net transactions in fund shares		4,400,000	$208,011,361	(19,400,000)	($947,707,444 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		148,900,000	$6,805,109,967	168,300,000	$9,073,795,770
Total increase (decrease)	+	4,400,000	265,816,698	(19,400,000)	(2,268,685,803)
End of period		153,300,000	$7,070,926,665	148,900,000	$6,805,109,967
See financial notes
112Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19[1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$46.95	$50.57	$51.37	$50.04	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.65	0.75	0.50	0.89	0.23
Net realized and unrealized gains (losses)	0.18	(3.60)	(0.82)	1.74	0.02
Total from investment operations	0.83	(2.85)	(0.32)	2.63	0.25
Less distributions:
Distributions from net investment income	(0.55)	(0.77)	(0.48)	(0.89)	(0.21)
Distributions from net realized gains	—	—	—	(0.41)	—
Total distributions	(0.55)	(0.77)	(0.48)	(1.30)	(0.21)
Net asset value at end of period	$47.23	$46.95	$50.57	$51.37	$50.04
Total return	1.76%[3]	(5.65%)	(0.64%)	5.31%	0.50%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.04%[5,6]	0.05%[7]	0.05%	0.06%[4,8]
Net investment income (loss)	2.76%[4]	1.56%	0.99%	1.74%	2.01%[4]
Portfolio turnover rate[9]	15%[3]	14%	13%	80%	12%[3]
Net assets, end of period (x 1,000)	$363,670	$370,872	$609,404	$118,146	$35,029

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022 is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended December 31, 2021 is a blended ratio.
[8]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019 is a blended ratio.
[9]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report113

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.8% OF NET ASSETS

Financial Institutions 44.6%
Banking 35.4%
Ally Financial, Inc.
5.13%, 09/30/24	120,000	117,809
4.63%, 03/30/25	100,000	96,351
5.80%, 05/01/25 (a)	150,000	147,596
4.75%, 06/09/27 (a)	150,000	139,568
7.10%, 11/15/27 (a)	50,000	50,477
6.99%, 06/13/29 (a)(b)	150,000	148,287
American Express Co.
2.50%, 07/30/24 (a)	235,000	227,247
3.00%, 10/30/24 (a)	315,000	305,027
2.25%, 03/04/25 (a)	250,000	237,220
3.95%, 08/01/25 (a)	300,000	291,222
4.20%, 11/06/25 (a)	125,000	121,876
3.13%, 05/20/26 (a)	225,000	213,230
1.65%, 11/04/26 (a)	175,000	155,824
2.55%, 03/04/27 (a)	300,000	273,504
3.30%, 05/03/27 (a)	300,000	280,581
5.85%, 11/05/27 (a)	200,000	205,044
American Express Credit Corp.
3.30%, 05/03/27 (a)	75,000	70,410
Australia & New Zealand Banking Group Ltd.
5.09%, 12/08/25	250,000	249,110
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	180,288
6.14%, 09/14/28 (a)(b)	200,000	201,178
Banco Santander S.A.
3.50%, 03/24/25	200,000	191,988
2.75%, 05/28/25	200,000	187,948
5.15%, 08/18/25	200,000	196,928
5.18%, 11/19/25	200,000	194,454
1.85%, 03/25/26	200,000	179,104
4.25%, 04/11/27	200,000	189,418
5.29%, 08/18/27	400,000	392,576
1.72%, 09/14/27 (a)(b)	200,000	173,978
4.18%, 03/24/28 (a)(b)	200,000	187,520
4.38%, 04/12/28	200,000	188,702
Bank of America Corp.
4.20%, 08/26/24	450,000	441,724
4.00%, 01/22/25	400,000	389,256
3.95%, 04/21/25	400,000	387,584
3.88%, 08/01/25	275,000	267,778
0.98%, 09/25/25 (a)(b)	325,000	305,523
3.09%, 10/01/25 (a)(b)	375,000	361,140
2.46%, 10/22/25 (a)(b)	175,000	167,102
1.53%, 12/06/25 (a)(b)	100,000	93,679
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.37%, 01/23/26 (a)(b)	320,000	307,322
2.02%, 02/13/26 (a)(b)	300,000	281,085
4.45%, 03/03/26	325,000	316,540
3.38%, 04/02/26 (a)(b)	550,000	528,181
3.50%, 04/19/26	425,000	408,365
1.32%, 06/19/26 (a)(b)	475,000	435,318
4.83%, 07/22/26 (a)(b)	300,000	294,843
6.22%, 09/15/26	75,000	76,618
4.25%, 10/22/26	300,000	289,722
1.20%, 10/24/26 (a)(b)	350,000	315,395
1.66%, 03/11/27 (a)(b)	450,000	405,666
3.56%, 04/23/27 (a)(b)	500,000	474,665
1.73%, 07/22/27 (a)(b)	900,000	803,664
3.25%, 10/21/27 (a)	400,000	373,100
4.18%, 11/25/27 (a)	350,000	332,930
3.82%, 01/20/28 (a)(b)	400,000	378,944
2.55%, 02/04/28 (a)(b)	350,000	316,137
3.71%, 04/24/28 (a)(b)	250,000	234,770
4.38%, 04/27/28 (a)(b)	350,000	336,826
3.59%, 07/21/28 (a)(b)	300,000	279,630
4.95%, 07/22/28 (a)(b)	500,000	491,425
6.20%, 11/10/28 (a)(b)	350,000	360,283
3.42%, 12/20/28 (a)(b)	950,000	874,332
3.97%, 03/05/29 (a)(b)	250,000	234,435
5.20%, 04/25/29 (a)(b)	600,000	593,862
2.09%, 06/14/29 (a)(b)	400,000	341,940
Bank of Montreal
4.25%, 09/14/24	100,000	98,138
1.50%, 01/10/25	225,000	211,453
1.85%, 05/01/25	250,000	233,810
3.70%, 06/07/25	300,000	290,019
1.25%, 09/15/26	250,000	220,793
0.95%, 01/22/27 (a)(b)	150,000	133,847
2.65%, 03/08/27	200,000	183,186
4.70%, 09/14/27 (a)	300,000	293,277
5.20%, 02/01/28 (a)	150,000	150,032
3.80%, 12/15/32 (a)(b)	200,000	176,792
Bank of New York Mellon Corp.
3.25%, 09/11/24 (a)	100,000	97,227
2.10%, 10/24/24	275,000	263,238
3.00%, 02/24/25 (a)	145,000	139,577
1.60%, 04/24/25 (a)	250,000	234,472
3.35%, 04/25/25 (a)	100,000	96,284
3.95%, 11/18/25 (a)	75,000	72,482
5.22%, 11/21/25 (a)(b)	250,000	248,685
0.75%, 01/28/26 (a)	100,000	89,383
2.80%, 05/04/26 (a)	100,000	94,113
4.41%, 07/24/26 (a)(b)	100,000	97,930
2.45%, 08/17/26 (a)	150,000	138,527
1.05%, 10/15/26 (a)	150,000	131,219
3.25%, 05/16/27 (a)	150,000	140,501
See financial notes
114Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.44%, 02/07/28 (a)(b)	150,000	141,273
3.85%, 04/28/28	200,000	190,774
3.99%, 06/13/28 (a)(b)	150,000	144,027
5.80%, 10/25/28 (a)(b)	200,000	203,952
4.54%, 02/01/29 (a)(b)	150,000	146,175
Bank of Nova Scotia
0.65%, 07/31/24	200,000	189,460
2.20%, 02/03/25	230,000	217,702
3.45%, 04/11/25	250,000	240,967
1.30%, 06/11/25	150,000	138,060
4.50%, 12/16/25	225,000	217,285
4.75%, 02/02/26	200,000	196,986
1.05%, 03/02/26	175,000	155,939
1.35%, 06/24/26	150,000	133,806
2.70%, 08/03/26	200,000	185,322
1.30%, 09/15/26	125,000	110,050
1.95%, 02/02/27	150,000	134,052
2.95%, 03/11/27	125,000	115,969
5.25%, 06/12/28	150,000	149,072
BankUnited, Inc.
4.88%, 11/17/25 (a)	75,000	69,460
Barclays PLC
4.38%, 09/11/24	200,000	194,458
3.65%, 03/16/25	375,000	359,614
4.38%, 01/12/26	400,000	384,536
2.85%, 05/07/26 (a)(b)	250,000	234,438
5.20%, 05/12/26	300,000	289,713
5.30%, 08/09/26 (a)(b)	250,000	244,957
7.33%, 11/02/26 (a)(b)	200,000	204,882
5.83%, 05/09/27 (a)(b)	300,000	296,277
2.28%, 11/24/27 (a)(b)	300,000	264,297
4.84%, 05/09/28 (a)	300,000	276,921
5.50%, 08/09/28 (a)(b)	275,000	268,623
7.39%, 11/02/28 (a)(b)	250,000	261,322
4.97%, 05/16/29 (a)(b)	300,000	284,385
BNP Paribas S.A.
4.25%, 10/15/24	200,000	194,986
BPCE S.A.
3.38%, 12/02/26	250,000	233,545
Cadence Bank
4.13%, 11/20/29 (a)(b)	25,000	23,099
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	225,000	213,404
3.30%, 04/07/25	250,000	240,505
0.95%, 10/23/25	200,000	181,908
1.25%, 06/22/26	175,000	155,451
3.45%, 04/07/27	150,000	140,969
5.00%, 04/28/28 (a)	200,000	197,078
Capital One Financial Corp.
3.30%, 10/30/24 (a)	200,000	192,198
3.20%, 02/05/25 (a)	195,000	186,334
4.25%, 04/30/25 (a)	100,000	96,870
4.20%, 10/29/25 (a)	250,000	239,957
2.64%, 03/03/26 (a)(b)	200,000	186,862
4.99%, 07/24/26 (a)(b)	250,000	242,385
3.75%, 07/28/26 (a)	225,000	209,741
3.75%, 03/09/27 (a)	200,000	186,498
3.65%, 05/11/27 (a)	150,000	139,584
1.88%, 11/02/27 (a)(b)	225,000	193,871
4.93%, 05/10/28 (a)(b)	300,000	284,790
5.47%, 02/01/29 (a)(b)	250,000	240,320
6.31%, 06/08/29 (a)(b)	250,000	248,500
Citigroup, Inc.
4.00%, 08/05/24	95,000	93,351
3.88%, 03/26/25	225,000	217,559
3.30%, 04/27/25	200,000	192,620
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 06/10/25	400,000	388,952
5.50%, 09/13/25	200,000	199,050
1.28%, 11/03/25 (a)(b)	200,000	187,496
3.70%, 01/12/26	300,000	287,778
2.01%, 01/25/26 (a)(b)	300,000	282,198
4.60%, 03/09/26	275,000	266,376
3.29%, 03/17/26 (a)(b)	300,000	287,268
3.11%, 04/08/26 (a)(b)	550,000	525,371
3.40%, 05/01/26	300,000	285,426
5.61%, 09/29/26 (a)(b)	425,000	425,064
3.20%, 10/21/26 (a)	475,000	444,795
4.30%, 11/20/26	150,000	143,846
1.12%, 01/28/27 (a)(b)	450,000	401,629
1.46%, 06/09/27 (a)(b)	475,000	422,042
4.45%, 09/29/27	500,000	477,880
3.89%, 01/10/28 (a)(b)	450,000	426,708
3.07%, 02/24/28 (a)(b)	450,000	414,598
4.66%, 05/24/28 (a)(b)	200,000	195,424
3.67%, 07/24/28 (a)(b)	200,000	187,298
3.52%, 10/27/28 (a)(b)	350,000	325,524
4.08%, 04/23/29 (a)(b)	250,000	235,575
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	226,578
3.75%, 02/18/26 (a)	250,000	228,823
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	100,000	92,796
2.85%, 07/27/26 (a)	100,000	89,036
Comerica Bank
2.50%, 07/23/24	250,000	234,972
Commonwealth Bank of Australia
5.08%, 01/10/25	250,000	248,907
Cooperatieve Rabobank UA
5.00%, 01/13/25	250,000	248,537
3.38%, 05/21/25	250,000	240,922
4.38%, 08/04/25	250,000	241,532
3.75%, 07/21/26	250,000	233,693
Credit Suisse AG
3.63%, 09/09/24	400,000	386,504
7.95%, 01/09/25	250,000	255,220
3.70%, 02/21/25	250,000	239,430
2.95%, 04/09/25	250,000	235,420
1.25%, 08/07/26	250,000	215,500
5.00%, 07/09/27	250,000	241,167
7.50%, 02/15/28	400,000	425,496
Deutsche Bank AG
4.50%, 04/01/25	200,000	190,562
3.96%, 11/26/25 (a)(b)	325,000	310,437
4.10%, 01/13/26	150,000	141,246
1.69%, 03/19/26	250,000	225,625
6.12%, 07/14/26 (a)(b)	200,000	198,694
2.13%, 11/24/26 (a)(b)	350,000	311,307
2.31%, 11/16/27 (a)(b)	150,000	129,194
2.55%, 01/07/28 (a)(b)	200,000	173,800
6.72%, 01/18/29 (a)(b)	200,000	200,948
4.88%, 12/01/32 (a)(b)	200,000	169,286
Discover Bank
2.45%, 09/12/24 (a)	250,000	237,060
3.45%, 07/27/26 (a)	250,000	230,220
Discover Financial Services
3.95%, 11/06/24 (a)	50,000	48,274
4.50%, 01/30/26 (a)	50,000	47,929
4.10%, 02/09/27 (a)	175,000	162,923
Fifth Third Bancorp
2.38%, 01/28/25 (a)	170,000	159,695
2.55%, 05/05/27 (a)	200,000	177,486
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report115

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.71%, 11/01/27 (a)(b)	125,000	106,844
6.36%, 10/27/28 (a)(b)	100,000	99,676
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	239,002
5.85%, 10/27/25 (a)(b)	100,000	97,641
2.25%, 02/01/27 (a)	100,000	87,916
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	75,000	68,842
First Horizon Corp.
4.00%, 05/26/25 (a)	75,000	70,189
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	98,868
FNB Corp.
5.15%, 08/25/25 (a)	75,000	72,167
Goldman Sachs Group, Inc.
3.85%, 07/08/24 (a)	375,000	367,927
5.70%, 11/01/24	100,000	99,940
3.50%, 01/23/25 (a)	375,000	362,216
3.50%, 04/01/25 (a)	550,000	528,363
3.75%, 05/22/25 (a)	400,000	386,876
3.27%, 09/29/25 (a)(b)	500,000	483,400
4.25%, 10/21/25	325,000	313,544
0.86%, 02/12/26 (a)(b)	150,000	138,350
3.75%, 02/25/26 (a)	300,000	288,231
3.50%, 11/16/26 (a)	425,000	399,185
1.09%, 12/09/26 (a)(b)	325,000	290,452
5.95%, 01/15/27	125,000	126,648
3.85%, 01/26/27 (a)	500,000	476,370
1.43%, 03/09/27 (a)(b)	500,000	447,500
4.39%, 06/15/27 (a)(b)	100,000	97,251
1.54%, 09/10/27 (a)(b)	450,000	395,883
1.95%, 10/21/27 (a)(b)	675,000	600,554
2.64%, 02/24/28 (a)(b)	600,000	545,346
3.62%, 03/15/28 (a)(b)	500,000	469,380
3.69%, 06/05/28 (a)(b)	350,000	329,112
4.48%, 08/23/28 (a)(b)	400,000	387,176
3.81%, 04/23/29 (a)(b)	250,000	232,680
4.22%, 05/01/29 (a)(b)	400,000	378,272
HSBC Holdings PLC
4.25%, 08/18/25	250,000	240,245
2.63%, 11/07/25 (a)(b)	350,000	333,046
4.18%, 12/09/25 (a)(b)	200,000	194,446
4.30%, 03/08/26	500,000	483,895
3.00%, 03/10/26 (a)(b)	250,000	237,515
1.65%, 04/18/26 (a)(b)	300,000	277,134
3.90%, 05/25/26	250,000	238,590
2.10%, 06/04/26 (a)(b)	400,000	370,716
4.29%, 09/12/26 (a)(b)	400,000	385,248
7.34%, 11/03/26 (a)(b)	300,000	308,988
4.38%, 11/23/26	200,000	189,224
1.59%, 05/24/27 (a)(b)	300,000	265,035
2.25%, 11/22/27 (a)(b)	400,000	355,168
4.04%, 03/13/28 (a)(b)	400,000	375,892
4.76%, 06/09/28 (a)(b)	350,000	336,833
5.21%, 08/11/28 (a)(b)	350,000	342,391
2.01%, 09/22/28 (a)(b)	250,000	214,473
7.39%, 11/03/28 (a)(b)	350,000	370,023
6.16%, 03/09/29 (a)(b)	300,000	302,928
4.58%, 06/19/29 (a)(b)	400,000	376,672
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	100,000	95,825
4.00%, 05/15/25 (a)	50,000	48,004
Huntington National Bank
5.70%, 11/18/25 (a)(b)	250,000	242,992
4.55%, 05/17/28 (a)(b)	250,000	233,945
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ING Groep N.V.
3.87%, 03/28/26 (a)(b)	200,000	192,214
3.95%, 03/29/27	200,000	190,082
1.73%, 04/01/27 (a)(b)	200,000	178,294
4.02%, 03/28/28 (a)(b)	200,000	187,882
JPMorgan Chase & Co.
3.88%, 09/10/24	475,000	463,928
3.13%, 01/23/25 (a)	400,000	387,004
3.90%, 07/15/25 (a)	375,000	365,805
7.75%, 07/15/25	50,000	52,239
0.77%, 08/09/25 (a)(b)	100,000	94,175
2.30%, 10/15/25 (a)(b)	305,000	290,936
1.56%, 12/10/25 (a)(b)	350,000	327,950
5.55%, 12/15/25 (a)(b)	300,000	298,917
2.60%, 02/24/26 (a)(b)	250,000	237,325
2.01%, 03/13/26 (a)(b)	400,000	375,932
3.30%, 04/01/26 (a)	400,000	381,288
2.08%, 04/22/26 (a)(b)	550,000	515,240
4.08%, 04/26/26 (a)(b)	500,000	486,185
3.20%, 06/15/26 (a)	300,000	285,933
2.95%, 10/01/26 (a)	500,000	469,965
7.63%, 10/15/26	100,000	106,989
1.05%, 11/19/26 (a)(b)	450,000	403,519
4.13%, 12/15/26	300,000	289,068
3.96%, 01/29/27 (a)(b)	300,000	289,080
1.04%, 02/04/27 (a)(b)	325,000	289,728
1.58%, 04/22/27 (a)(b)	500,000	449,370
8.00%, 04/29/27	75,000	82,577
1.47%, 09/22/27 (a)(b)	425,000	375,470
4.25%, 10/01/27	250,000	242,332
3.63%, 12/01/27 (a)	100,000	93,932
3.78%, 02/01/28 (a)(b)	400,000	381,392
2.95%, 02/24/28 (a)(b)	300,000	275,814
4.32%, 04/26/28 (a)(b)	500,000	483,030
3.54%, 05/01/28 (a)(b)	450,000	421,465
2.18%, 06/01/28 (a)(b)	250,000	222,663
4.85%, 07/25/28 (a)(b)	500,000	493,605
3.51%, 01/23/29 (a)(b)	200,000	185,434
4.01%, 04/23/29 (a)(b)	300,000	283,164
2.07%, 06/01/29 (a)(b)	250,000	214,800
KeyBank NA
4.15%, 08/08/25	250,000	230,735
5.85%, 11/15/27 (a)	250,000	235,650
KeyCorp
4.15%, 10/29/25	75,000	69,794
2.25%, 04/06/27	200,000	166,632
4.10%, 04/30/28	200,000	173,532
Lloyds Banking Group PLC
4.50%, 11/04/24	200,000	194,228
4.45%, 05/08/25	350,000	339,636
3.87%, 07/09/25 (a)(b)	200,000	194,856
4.58%, 12/10/25	200,000	191,600
3.51%, 03/18/26 (a)(b)	200,000	190,390
4.65%, 03/24/26	200,000	191,056
4.72%, 08/11/26 (a)(b)	200,000	194,626
3.75%, 01/11/27	200,000	187,582
1.63%, 05/11/27 (a)(b)	200,000	177,090
3.75%, 03/18/28 (a)(b)	200,000	185,120
4.38%, 03/22/28	200,000	189,972
3.57%, 11/07/28 (a)(b)	200,000	181,426
5.87%, 03/06/29 (a)(b)	200,000	198,704
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	236,380
4.65%, 01/27/26 (a)	250,000	238,930
3.40%, 08/17/27	75,000	64,449
4.70%, 01/27/28 (a)	250,000	236,322
See financial notes
116Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24	200,000	193,824
2.19%, 02/25/25	400,000	377,260
3.78%, 03/02/25	250,000	242,247
1.41%, 07/17/25	200,000	183,468
4.79%, 07/18/25 (a)(b)	225,000	221,810
0.95%, 07/19/25 (a)(b)	350,000	330,750
5.06%, 09/12/25 (a)(b)	300,000	296,361
3.85%, 03/01/26	400,000	383,524
2.76%, 09/13/26	250,000	229,573
3.68%, 02/22/27	50,000	48,118
1.54%, 07/20/27 (a)(b)	300,000	264,837
3.29%, 07/25/27	200,000	185,728
1.64%, 10/13/27 (a)(b)	250,000	219,995
2.34%, 01/19/28 (a)(b)	200,000	179,074
3.96%, 03/02/28	200,000	190,386
4.08%, 04/19/28 (a)(b)	200,000	189,814
5.02%, 07/20/28 (a)(b)	200,000	196,144
5.35%, 09/13/28 (a)(b)	200,000	198,676
5.42%, 02/22/29 (a)(b)	200,000	198,708
Mizuho Financial Group, Inc.
2.23%, 05/25/26 (a)(b)	200,000	185,670
2.84%, 09/13/26	200,000	183,358
3.66%, 02/28/27	200,000	188,534
1.23%, 05/22/27 (a)(b)	200,000	175,658
1.55%, 07/09/27 (a)(b)	200,000	176,440
3.17%, 09/11/27	200,000	182,998
4.02%, 03/05/28	200,000	188,432
5.41%, 09/13/28 (a)(b)	200,000	198,544
Morgan Stanley
3.70%, 10/23/24	500,000	488,220
2.72%, 07/22/25 (a)(b)	335,000	323,134
4.00%, 07/23/25	525,000	509,901
0.86%, 10/21/25 (a)(b)	250,000	232,990
1.16%, 10/21/25 (a)(b)	300,000	280,521
5.00%, 11/24/25	300,000	295,278
3.88%, 01/27/26	525,000	506,803
2.63%, 02/18/26 (a)(b)	250,000	237,372
2.19%, 04/28/26 (a)(b)	500,000	469,645
4.68%, 07/17/26 (a)(b)	300,000	294,441
3.13%, 07/27/26	200,000	187,572
6.25%, 08/09/26	200,000	204,572
4.35%, 09/08/26	350,000	338,142
6.14%, 10/16/26 (a)(b)	200,000	202,404
0.99%, 12/10/26 (a)(b)	400,000	357,240
3.63%, 01/20/27	525,000	499,028
3.95%, 04/23/27	325,000	308,191
1.59%, 05/04/27 (a)(b)	600,000	537,306
1.51%, 07/20/27 (a)(b)	550,000	487,564
2.48%, 01/21/28 (a)(b)	300,000	271,266
4.21%, 04/20/28 (a)(b)	400,000	384,444
3.59%, 07/22/28 (a)(b)	475,000	439,137
6.30%, 10/18/28 (a)(b)	400,000	412,352
3.77%, 01/24/29 (a)(b)	400,000	374,188
5.12%, 02/01/29 (a)(b)	400,000	394,928
5.16%, 04/20/29 (a)(b)	375,000	371,017
National Australia Bank Ltd.
5.13%, 11/22/24	250,000	248,992
2.50%, 07/12/26	300,000	277,587
3.91%, 06/09/27	350,000	336,070
4.94%, 01/12/28	250,000	249,575
National Bank of Canada
5.25%, 01/17/25	250,000	247,802
Natwest Group PLC
4.80%, 04/05/26	300,000	291,495
7.47%, 11/10/26 (a)(b)	200,000	204,764
1.64%, 06/14/27 (a)(b)	300,000	264,261
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.07%, 05/22/28 (a)(b)	200,000	180,132
5.52%, 09/30/28 (a)(b)	200,000	196,364
4.89%, 05/18/29 (a)(b)	200,000	190,566
3.75%, 11/01/29 (a)(b)	200,000	187,834
Northern Trust Corp.
3.95%, 10/30/25	175,000	168,772
4.00%, 05/10/27 (a)	150,000	145,232
3.38%, 05/08/32 (a)(b)	50,000	44,905
PNC Bank NA
3.30%, 10/30/24 (a)	100,000	96,622
2.95%, 02/23/25 (a)	250,000	238,297
3.88%, 04/10/25 (a)	250,000	239,415
3.10%, 10/25/27 (a)	250,000	229,213
PNC Financial Services Group, Inc.
2.20%, 11/01/24 (a)	150,000	143,156
5.67%, 10/28/25 (a)(b)	100,000	99,225
2.60%, 07/23/26 (a)	250,000	231,223
1.15%, 08/13/26 (a)	150,000	131,721
3.15%, 05/19/27 (a)	100,000	93,001
5.35%, 12/02/28 (a)(b)	150,000	148,392
5.58%, 06/12/29 (a)(b)	400,000	398,408
Regions Financial Corp.
2.25%, 05/18/25 (a)	100,000	92,769
Royal Bank of Canada
2.55%, 07/16/24	300,000	290,748
3.97%, 07/26/24	250,000	245,447
0.65%, 07/29/24	150,000	142,148
0.75%, 10/07/24	100,000	93,920
5.66%, 10/25/24	350,000	350,031
2.25%, 11/01/24	175,000	167,127
1.15%, 06/10/25	350,000	323,036
4.88%, 01/12/26	150,000	148,335
0.88%, 01/20/26	150,000	134,327
4.65%, 01/27/26	275,000	267,913
1.20%, 04/27/26	325,000	290,075
1.15%, 07/14/26	150,000	133,017
1.40%, 11/02/26	200,000	176,494
2.05%, 01/21/27	175,000	157,281
3.63%, 05/04/27	250,000	236,712
4.24%, 08/03/27	200,000	193,350
6.00%, 11/01/27	150,000	154,043
Santander Holdings USA, Inc.
3.45%, 06/02/25 (a)	150,000	141,554
4.50%, 07/17/25 (a)	150,000	145,943
5.81%, 09/09/26 (a)(b)	100,000	98,705
3.24%, 10/05/26 (a)(c)	150,000	135,215
4.40%, 07/13/27 (a)	150,000	141,500
2.49%, 01/06/28 (a)(b)	175,000	151,522
6.50%, 03/09/29 (a)(b)	150,000	148,598
6.57%, 06/12/29 (a)(b)	100,000	98,277
Santander UK Group Holdings PLC
1.53%, 08/21/26 (a)(b)	200,000	178,218
1.67%, 06/14/27 (a)(b)	200,000	173,308
2.47%, 01/11/28 (a)(b)	200,000	174,888
3.82%, 11/03/28 (a)(b)	200,000	180,120
6.53%, 01/10/29 (a)(b)	200,000	201,818
State Street Corp.
3.30%, 12/16/24	100,000	96,753
3.55%, 08/18/25	200,000	193,592
2.35%, 11/01/25 (a)(b)	250,000	238,652
2.90%, 03/30/26 (a)(b)	100,000	95,611
2.65%, 05/19/26	150,000	140,792
5.75%, 11/04/26 (a)(b)	50,000	50,302
1.68%, 11/18/27 (a)(b)	150,000	134,097
2.20%, 02/07/28 (a)(b)	125,000	112,936
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report117

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	200,000	195,350
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24	200,000	191,714
2.35%, 01/15/25	250,000	237,110
1.47%, 07/08/25	400,000	367,996
0.95%, 01/12/26	100,000	89,286
5.46%, 01/13/26	250,000	249,520
3.78%, 03/09/26	300,000	286,842
2.63%, 07/14/26	350,000	322,220
1.40%, 09/17/26	300,000	263,982
3.01%, 10/19/26	250,000	231,563
3.45%, 01/11/27	250,000	234,850
3.36%, 07/12/27	300,000	280,674
3.35%, 10/18/27	250,000	230,830
5.52%, 01/13/28	250,000	251,310
Synchrony Financial
4.25%, 08/15/24 (a)	250,000	241,630
4.88%, 06/13/25 (a)	100,000	95,291
4.50%, 07/23/25 (a)	200,000	189,252
3.70%, 08/04/26 (a)	150,000	134,799
3.95%, 12/01/27 (a)	225,000	196,693
Synovus Financial Corp.
5.20%, 08/11/25 (a)	125,000	119,513
Toronto-Dominion Bank
0.70%, 09/10/24	200,000	188,586
4.29%, 09/13/24	250,000	245,652
1.45%, 01/10/25	100,000	94,142
3.77%, 06/06/25	225,000	218,318
1.15%, 06/12/25	150,000	138,293
0.75%, 09/11/25	75,000	67,894
0.75%, 01/06/26	250,000	223,308
1.20%, 06/03/26	250,000	222,368
1.25%, 09/10/26	250,000	221,238
1.95%, 01/12/27	150,000	135,114
2.80%, 03/10/27	100,000	91,628
4.11%, 06/08/27	250,000	239,415
4.69%, 09/15/27	275,000	269,365
5.16%, 01/10/28	150,000	149,054
3.63%, 09/15/31 (a)(b)	275,000	253,726
Truist Bank
2.15%, 12/06/24 (a)	250,000	235,955
1.50%, 03/10/25 (a)	250,000	230,965
3.63%, 09/16/25 (a)	250,000	234,125
4.05%, 11/03/25 (a)	200,000	191,864
3.30%, 05/15/26 (a)	200,000	183,520
Truist Financial Corp.
2.50%, 08/01/24 (a)	175,000	168,886
2.85%, 10/26/24 (a)	175,000	168,018
4.00%, 05/01/25 (a)	100,000	96,879
3.70%, 06/05/25 (a)	150,000	143,952
1.20%, 08/05/25 (a)	150,000	136,218
4.26%, 07/28/26 (a)(b)	225,000	216,349
1.27%, 03/02/27 (a)(b)	200,000	176,724
1.13%, 08/03/27 (a)	100,000	84,447
4.12%, 06/06/28 (a)(b)	200,000	188,938
4.87%, 01/26/29 (a)(b)	250,000	240,360
1.89%, 06/07/29 (a)(b)	200,000	166,514
UBS Group AG
3.75%, 03/26/25	350,000	335,209
4.55%, 04/17/26	325,000	312,669
US Bancorp
2.40%, 07/30/24 (a)	200,000	193,064
3.60%, 09/11/24 (a)	200,000	194,346
1.45%, 05/12/25 (a)	300,000	280,692
3.95%, 11/17/25 (a)	150,000	144,413
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 04/27/26 (a)	150,000	140,135
2.38%, 07/22/26 (a)	250,000	228,958
5.73%, 10/21/26 (a)(b)	225,000	225,835
3.15%, 04/27/27 (a)	200,000	185,470
2.22%, 01/27/28 (a)(b)	200,000	177,934
3.90%, 04/26/28 (a)	100,000	94,550
4.55%, 07/22/28 (a)(b)	325,000	311,431
4.65%, 02/01/29 (a)(b)	200,000	191,266
5.78%, 06/12/29 (a)(b)	150,000	150,027
US Bank NA
2.05%, 01/21/25 (a)	100,000	94,350
2.80%, 01/27/25 (a)	200,000	190,938
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	50,000	39,934
Wachovia Corp.
7.57%, 08/01/26 (d)	50,000	52,332
Wells Fargo & Co.
3.30%, 09/09/24	350,000	341,026
3.00%, 02/19/25	350,000	336,308
3.55%, 09/29/25	350,000	335,972
2.41%, 10/30/25 (a)(b)	450,000	428,953
2.16%, 02/11/26 (a)(b)	400,000	376,920
3.00%, 04/22/26	550,000	517,979
3.91%, 04/25/26 (a)(b)	400,000	386,768
2.19%, 04/30/26 (a)(b)	450,000	422,077
4.10%, 06/03/26	375,000	360,135
4.54%, 08/15/26 (a)(b)	325,000	317,804
3.00%, 10/23/26	525,000	487,982
3.20%, 06/17/27 (a)(b)	400,000	375,876
4.30%, 07/22/27	400,000	384,120
3.53%, 03/24/28 (a)(b)	575,000	537,843
3.58%, 05/22/28 (a)(b)	450,000	419,733
2.39%, 06/02/28 (a)(b)	500,000	446,545
4.81%, 07/25/28 (a)(b)	450,000	440,428
Westpac Banking Corp.
2.35%, 02/19/25	175,000	166,814
3.74%, 08/26/25	150,000	144,851
2.85%, 05/13/26	250,000	235,467
1.15%, 06/03/26	250,000	222,830
2.70%, 08/19/26	200,000	185,890
3.35%, 03/08/27	150,000	141,588
4.04%, 08/26/27	200,000	194,472
5.46%, 11/18/27	200,000	203,302
3.40%, 01/25/28	100,000	93,984
2.89%, 02/04/30 (a)(b)	225,000	210,350
4.32%, 11/23/31 (a)(b)	275,000	255,203
		128,731,153
Brokerage/Asset Managers/Exchanges 1.4%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	75,000	71,197
Ameriprise Financial, Inc.
3.70%, 10/15/24	100,000	97,589
3.00%, 04/02/25 (a)	100,000	95,364
2.88%, 09/15/26 (a)	100,000	93,356
BGC Partners, Inc.
3.75%, 10/01/24 (a)	75,000	70,953
BlackRock, Inc.
3.20%, 03/15/27	125,000	118,579
Brookfield Corp.
4.00%, 01/15/25 (a)	100,000	97,194
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	100,000	96,388
3.90%, 01/25/28 (a)	175,000	162,442
See financial notes
118Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	95,087
CME Group, Inc.
3.00%, 03/15/25 (a)	150,000	144,654
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	75,000	71,035
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	46,650
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	95,256
Intercontinental Exchange, Inc.
3.65%, 05/23/25 (a)	100,000	98,069
3.75%, 12/01/25 (a)	250,000	242,762
3.10%, 09/15/27 (a)	75,000	70,219
4.00%, 09/15/27 (a)	250,000	243,860
Invesco Finance PLC
3.75%, 01/15/26	100,000	96,578
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	75,000	73,785
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	196,158
Lazard Group LLC
3.75%, 02/13/25	100,000	96,378
3.63%, 03/01/27 (a)	50,000	46,606
Legg Mason, Inc.
4.75%, 03/15/26	125,000	123,337
Nasdaq, Inc.
3.85%, 06/30/26 (a)	100,000	96,343
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	189,216
5.10%, 07/03/25	200,000	196,694
1.85%, 07/16/25	200,000	183,152
1.65%, 07/14/26	200,000	176,050
2.33%, 01/22/27	200,000	177,104
5.39%, 07/06/27	200,000	196,762
The Charles Schwab Corp.
3.00%, 03/10/25 (a)(e)	25,000	23,896
4.20%, 03/24/25 (a)(e)	75,000	73,267
3.63%, 04/01/25 (a)(e)	50,000	48,109
3.85%, 05/21/25 (a)(e)	95,000	91,717
3.45%, 02/13/26 (a)(e)	30,000	28,411
0.90%, 03/11/26 (a)(e)	175,000	154,688
1.15%, 05/13/26 (a)(e)	125,000	110,679
3.20%, 03/02/27 (a)(e)	75,000	69,509
2.45%, 03/03/27 (a)(e)	200,000	179,846
3.30%, 04/01/27 (a)(e)	50,000	46,393
3.20%, 01/25/28 (a)(e)	50,000	45,747
2.00%, 03/20/28 (a)(e)	160,000	138,498
5.64%, 05/19/29 (a)(b)(e)	150,000	151,081
		5,020,658
Finance Companies 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (a)	175,000	168,229
1.65%, 10/29/24 (a)	350,000	328,979
3.50%, 01/15/25 (a)	150,000	144,454
6.50%, 07/15/25 (a)	150,000	150,903
4.45%, 10/01/25 (a)	150,000	144,453
1.75%, 01/30/26 (a)	150,000	134,799
4.45%, 04/03/26 (a)	150,000	143,572
2.45%, 10/29/26 (a)	600,000	536,658
3.65%, 07/21/27 (a)	200,000	183,836
3.88%, 01/23/28 (a)	100,000	92,175
5.75%, 06/06/28 (a)	150,000	149,140
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Air Lease Corp.
0.80%, 08/18/24 (a)	100,000	94,255
2.30%, 02/01/25 (a)	100,000	94,210
3.25%, 03/01/25 (a)	125,000	119,406
3.38%, 07/01/25 (a)	125,000	118,405
2.88%, 01/15/26 (a)	225,000	208,471
3.75%, 06/01/26 (a)	125,000	118,294
1.88%, 08/15/26 (a)	200,000	177,932
2.20%, 01/15/27 (a)	100,000	88,781
3.63%, 04/01/27 (a)	100,000	92,510
3.63%, 12/01/27 (a)	250,000	228,690
Aircastle Ltd.
4.25%, 06/15/26 (a)	125,000	117,921
Ares Capital Corp.
4.25%, 03/01/25 (a)	95,000	90,765
3.25%, 07/15/25 (a)	225,000	208,215
3.88%, 01/15/26 (a)	200,000	185,710
2.15%, 07/15/26 (a)	175,000	152,178
2.88%, 06/15/28 (a)	150,000	124,189
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	100,000	88,987
Barings BDC, Inc.
3.30%, 11/23/26 (a)	50,000	43,817
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	75,000	67,441
Blackstone Private Credit Fund
1.75%, 09/15/24	75,000	70,393
2.35%, 11/22/24	75,000	70,231
2.70%, 01/15/25 (a)	75,000	70,174
4.70%, 03/24/25	150,000	144,651
2.63%, 12/15/26 (a)	225,000	192,483
3.25%, 03/15/27 (a)	175,000	151,326
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	125,000	115,015
2.75%, 09/16/26 (a)	100,000	87,491
2.13%, 02/15/27 (a)	100,000	84,694
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	25,000	24,281
4.13%, 02/01/25 (a)	160,000	152,222
3.40%, 01/15/26 (a)	200,000	182,050
3.25%, 07/15/27 (a)	100,000	86,078
GATX Corp.
3.25%, 03/30/25 (a)	50,000	47,671
3.25%, 09/15/26 (a)	100,000	92,438
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	60,000	57,374
2.88%, 01/15/26 (a)	100,000	92,038
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	100,000	86,857
2.05%, 02/15/27 (a)	75,000	63,159
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	64,253
3.38%, 01/20/27 (a)	25,000	21,703
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	88,114
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	75,000	70,652
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	60,000	56,916
2.70%, 01/15/27 (a)	50,000	43,205
Owl Rock Capital Corp.
4.00%, 03/30/25 (a)	105,000	98,829
3.75%, 07/22/25 (a)	100,000	92,713
4.25%, 01/15/26 (a)	100,000	92,701
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report119

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 07/15/26 (a)	150,000	133,230
2.88%, 06/11/28 (a)	100,000	81,695
Owl Rock Capital Corp. III
3.13%, 04/13/27 (a)	50,000	42,411
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	75,000	65,077
4.70%, 02/08/27 (a)	100,000	91,147
7.75%, 09/16/27 (a)(c)	100,000	99,183
7.95%, 06/13/28 (a)(c)	100,000	100,364
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	50,000	41,586
Prospect Capital Corp.
3.71%, 01/22/26 (a)	75,000	66,559
3.36%, 11/15/26 (a)	50,000	42,150
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	95,000	91,906
		7,952,395
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	43,202
ORIX Corp.
3.25%, 12/04/24	125,000	120,187
3.70%, 07/18/27	50,000	47,197
5.00%, 09/13/27	100,000	98,965
		309,551
Insurance 2.8%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	200,000	190,974
Aetna, Inc.
3.50%, 11/15/24 (a)	150,000	145,726
Aflac, Inc.
1.13%, 03/15/26 (a)	75,000	67,264
2.88%, 10/15/26 (a)	75,000	69,590
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	95,691
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	134,550
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	96,672
American International Group, Inc.
2.50%, 06/30/25 (a)	167,000	157,549
3.90%, 04/01/26 (a)	150,000	144,237
5.75%, 04/01/48 (a)(b)	100,000	97,058
Anthem, Inc.
3.50%, 08/15/24 (a)	175,000	170,625
3.35%, 12/01/24 (a)	125,000	121,000
2.38%, 01/15/25 (a)	200,000	190,280
3.65%, 12/01/27 (a)	300,000	283,794
4.10%, 03/01/28 (a)	150,000	144,203
Aon Corp.
8.21%, 01/01/27	100,000	101,766
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	91,643
Aon PLC
3.88%, 12/15/25 (a)	125,000	120,614
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	95,480
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	91,000	89,563
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Athene Holding Ltd.
4.13%, 01/12/28 (a)	175,000	159,724
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	475,000	457,776
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	100,000	91,961
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	70,000	68,513
Centene Corp.
4.25%, 12/15/27 (a)	350,000	327,946
Chubb INA Holdings, Inc.
3.15%, 03/15/25	150,000	145,210
3.35%, 05/03/26 (a)	250,000	240,515
CNA Financial Corp.
4.50%, 03/01/26 (a)	75,000	72,852
3.45%, 08/15/27 (a)	100,000	93,161
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	125,000	123,054
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	150,000	143,052
3.65%, 04/05/27 (a)	200,000	186,204
6.88%, 12/15/52 (a)(b)	150,000	143,894
Elevance Health, Inc.
1.50%, 03/15/26 (a)	125,000	113,071
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	200,000	187,438
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)(c)	100,000	100,003
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	96,334
First American Financial Corp.
4.60%, 11/15/24	75,000	73,520
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	75,000	72,715
Humana, Inc.
3.85%, 10/01/24 (a)	175,000	171,251
4.50%, 04/01/25 (a)	100,000	98,389
1.35%, 02/03/27 (a)	125,000	108,921
3.95%, 03/15/27 (a)	100,000	95,714
5.75%, 03/01/28 (a)	75,000	76,501
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	75,000	71,657
Kemper Corp.
4.35%, 02/15/25 (a)	70,000	67,399
Lincoln National Corp.
3.63%, 12/12/26 (a)	100,000	93,144
3.80%, 03/01/28 (a)	100,000	90,479
Loews Corp.
3.75%, 04/01/26 (a)	100,000	97,023
Manulife Financial Corp.
4.15%, 03/04/26	250,000	242,400
4.06%, 02/24/32 (a)(b)	125,000	117,093
Markel Corp.
3.50%, 11/01/27 (a)	50,000	46,635
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25 (a)	100,000	97,071
3.75%, 03/14/26 (a)	100,000	97,048
Mercury General Corp.
4.40%, 03/15/27 (a)	75,000	71,097
MetLife, Inc.
3.00%, 03/01/25	100,000	96,731
3.60%, 11/13/25 (a)	75,000	72,242
See financial notes
120Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Old Republic International Corp.
4.88%, 10/01/24 (a)	75,000	73,923
3.88%, 08/26/26 (a)	75,000	70,845
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	95,964
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	91,527
5.38%, 05/15/45 (a)(b)	175,000	171,003
4.50%, 09/15/47 (a)(b)	125,000	114,894
Radian Group, Inc.
4.50%, 10/01/24 (a)	75,000	73,187
6.63%, 03/15/25 (a)	100,000	100,028
4.88%, 03/15/27 (a)	75,000	71,027
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	75,000	70,988
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	45,000	43,527
The Progressive Corp.
2.45%, 01/15/27	100,000	91,982
2.50%, 03/15/27 (a)	75,000	69,003
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	100,000	96,562
UnitedHealth Group, Inc.
2.38%, 08/15/24	100,000	96,696
3.75%, 07/15/25	300,000	292,074
5.15%, 10/15/25	100,000	100,296
3.70%, 12/15/25	100,000	96,668
1.25%, 01/15/26	100,000	91,388
3.10%, 03/15/26	200,000	191,448
1.15%, 05/15/26 (a)	200,000	180,974
3.45%, 01/15/27	125,000	119,944
3.70%, 05/15/27 (a)	150,000	144,760
2.95%, 10/15/27	225,000	208,982
5.25%, 02/15/28 (a)	100,000	102,090
Voya Financial, Inc.
3.65%, 06/15/26	100,000	94,072
Willis North America, Inc.
4.65%, 06/15/27 (a)	100,000	97,250
		10,367,119
REITs 2.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	100,000	95,880
4.30%, 01/15/26 (a)	50,000	48,372
3.95%, 01/15/27 (a)	125,000	118,699
3.95%, 01/15/28 (a)	75,000	70,066
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	100,000	97,114
3.45%, 06/01/25 (a)	75,000	72,363
3.50%, 11/15/25 (a)	100,000	95,641
2.95%, 05/11/26 (a)	125,000	117,734
3.35%, 05/15/27 (a)	50,000	46,788
Boston Properties LP
3.20%, 01/15/25 (a)	170,000	161,354
3.65%, 02/01/26 (a)	200,000	186,178
6.75%, 12/01/27 (a)	125,000	126,474
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	50,000	47,601
3.95%, 11/15/27 (a)	75,000	59,559
7.55%, 03/15/28 (a)	50,000	45,802
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	20,000	19,199
4.13%, 06/15/26 (a)	150,000	140,589
2.25%, 04/01/28 (a)	50,000	42,231
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Corporate Office Properties LP
2.25%, 03/15/26 (a)	75,000	66,448
CubeSmart LP
4.00%, 11/15/25 (a)	100,000	94,979
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	138,801
5.55%, 01/15/28 (a)	150,000	148,488
EPR Properties
4.75%, 12/15/26 (a)	25,000	22,870
4.50%, 06/01/27 (a)	100,000	90,084
4.95%, 04/15/28 (a)	75,000	67,205
ERP Operating LP
3.25%, 08/01/27 (a)	175,000	161,436
3.50%, 03/01/28 (a)	100,000	92,848
Essex Portfolio LP
3.50%, 04/01/25 (a)	15,000	14,437
3.63%, 05/01/27 (a)	100,000	93,554
1.70%, 03/01/28 (a)	100,000	84,594
Extra Space Storage LP
5.70%, 04/01/28 (a)	75,000	75,016
Federal Realty Investment Trust
1.25%, 02/15/26 (a)	100,000	89,535
Federal Realty OP LP
5.38%, 05/01/28 (a)	100,000	98,611
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	125,000	115,467
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	25,000	24,045
4.00%, 06/01/25 (a)	150,000	144,927
1.35%, 02/01/27 (a)	150,000	130,161
Highwoods Realty LP
3.88%, 03/01/27 (a)	50,000	45,269
4.13%, 03/15/28 (a)	50,000	43,932
Host Hotels & Resorts LP
4.50%, 02/01/26 (a)	100,000	97,030
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	50,000	36,725
5.95%, 02/15/28 (a)	75,000	60,445
Kilroy Realty LP
3.45%, 12/15/24 (a)	100,000	95,019
4.38%, 10/01/25 (a)	50,000	46,867
Kimco Realty Corp.
3.30%, 02/01/25 (a)	125,000	119,736
2.80%, 10/01/26 (a)	150,000	137,233
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	90,933
Life Storage LP
3.50%, 07/01/26 (a)	100,000	94,192
3.88%, 12/15/27 (a)	100,000	93,121
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	96,875
1.10%, 09/15/26 (a)	125,000	109,260
National Retail Properties, Inc.
4.00%, 11/15/25 (a)	100,000	95,315
3.50%, 10/15/27 (a)	100,000	91,911
Omega Healthcare Investors, Inc.
4.50%, 01/15/25 (a)	50,000	48,124
5.25%, 01/15/26 (a)	100,000	96,382
4.50%, 04/01/27 (a)	125,000	116,647
4.75%, 01/15/28 (a)	100,000	91,654
Physicians Realty LP
4.30%, 03/15/27 (a)	75,000	70,754
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report121

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prologis LP
3.25%, 06/30/26 (a)	75,000	71,159
3.25%, 10/01/26 (a)	75,000	71,120
3.38%, 12/15/27 (a)	100,000	93,324
Public Storage
0.88%, 02/15/26 (a)	100,000	89,733
1.50%, 11/09/26 (a)	175,000	156,928
3.09%, 09/15/27 (a)	100,000	93,369
Realty Income Corp.
3.88%, 07/15/24 (a)	75,000	73,380
4.63%, 11/01/25 (a)	150,000	147,685
0.75%, 03/15/26 (a)	75,000	66,002
4.88%, 06/01/26 (a)	75,000	74,312
4.13%, 10/15/26 (a)	100,000	95,915
3.00%, 01/15/27 (a)	150,000	138,655
3.95%, 08/15/27 (a)	100,000	95,182
3.40%, 01/15/28 (a)	100,000	92,272
Regency Centers LP
3.60%, 02/01/27 (a)	100,000	94,352
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	100,000	97,477
Sabra Health Care LP
5.13%, 08/15/26 (a)	100,000	94,453
Simon Property Group LP
2.00%, 09/13/24 (a)	150,000	143,196
3.38%, 10/01/24 (a)	100,000	97,097
3.50%, 09/01/25 (a)	225,000	215,773
3.30%, 01/15/26 (a)	150,000	142,851
3.25%, 11/30/26 (a)	175,000	164,187
1.38%, 01/15/27 (a)	75,000	65,797
3.38%, 06/15/27 (a)	150,000	139,510
3.38%, 12/01/27 (a)	125,000	115,890
SITE Centers Corp.
3.63%, 02/01/25 (a)	75,000	70,739
4.25%, 02/01/26 (a)	100,000	94,086
4.70%, 06/01/27 (a)	50,000	46,192
Spirit Realty LP
3.20%, 01/15/27 (a)	100,000	90,179
2.10%, 03/15/28 (a)	100,000	84,183
STORE Capital Corp.
4.50%, 03/15/28 (a)	50,000	43,936
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	44,420
3.88%, 07/15/27 (a)	50,000	45,045
UDR, Inc.
2.95%, 09/01/26 (a)	100,000	91,701
3.50%, 07/01/27 (a)	100,000	93,660
Ventas Realty LP
2.65%, 01/15/25 (a)	110,000	103,710
4.13%, 01/15/26 (a)	130,000	124,441
3.25%, 10/15/26 (a)	100,000	91,824
4.00%, 03/01/28 (a)	100,000	93,111
Vornado Realty LP
3.50%, 01/15/25 (a)	75,000	70,662
2.15%, 06/01/26 (a)	50,000	42,390
Welltower, Inc.
4.00%, 06/01/25 (a)	200,000	193,350
4.25%, 04/01/26 (a)	125,000	120,934
2.70%, 02/15/27 (a)	100,000	90,885
4.25%, 04/15/28 (a)	100,000	94,437
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WP Carey, Inc.
4.00%, 02/01/25 (a)	75,000	72,848
4.25%, 10/01/26 (a)	50,000	48,032
		9,702,958
		162,083,834

Industrial 48.5%
Basic Industry 1.8%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	75,000	73,116
1.50%, 10/15/25 (a)	100,000	92,409
1.85%, 05/15/27 (a)	100,000	90,015
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	97,535
ArcelorMittal S.A.
4.55%, 03/11/26	75,000	73,322
6.55%, 11/29/27 (a)	150,000	154,219
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	150,000	149,284
4.75%, 02/28/28 (a)	175,000	174,111
Celanese US Holdings LLC
5.90%, 07/05/24	325,000	324,373
6.05%, 03/15/25	275,000	274,002
1.40%, 08/05/26 (a)	50,000	43,362
6.17%, 07/15/27 (a)	325,000	324,421
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	184,188
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	325,000	318,503
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	146,155
Ecolab, Inc.
2.70%, 11/01/26 (a)	100,000	94,172
1.65%, 02/01/27 (a)	100,000	90,012
3.25%, 12/01/27 (a)	100,000	94,178
5.25%, 01/15/28 (a)	100,000	101,693
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	100,000	93,046
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	50,000	48,547
5.50%, 01/17/27	100,000	100,235
FMC Corp.
3.20%, 10/01/26 (a)	100,000	93,029
Freeport-McMoRan, Inc.
4.55%, 11/14/24 (a)	200,000	197,304
4.13%, 03/01/28 (a)	100,000	94,047
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	95,854
Linde, Inc.
2.65%, 02/05/25 (a)	15,000	14,399
4.70%, 12/05/25 (a)	175,000	173,822
3.20%, 01/30/26 (a)	125,000	120,780
LYB International Finance II BV
3.50%, 03/02/27 (a)	100,000	94,724
LYB International Finance III LLC
1.25%, 10/01/25 (a)	75,000	67,921
Mosaic Co.
4.05%, 11/15/27 (a)	125,000	119,175
Nucor Corp.
2.00%, 06/01/25 (a)	100,000	93,575
4.30%, 05/23/27 (a)	150,000	146,007
See financial notes
122Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nutrien Ltd.
5.90%, 11/07/24	100,000	100,167
3.00%, 04/01/25 (a)	50,000	47,599
4.00%, 12/15/26 (a)	75,000	72,066
4.90%, 03/27/28 (a)	150,000	147,675
Packaging Corp. of America
3.65%, 09/15/24 (a)	100,000	97,848
PPG Industries, Inc.
2.40%, 08/15/24 (a)	50,000	48,096
1.20%, 03/15/26 (a)	150,000	134,562
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	75,000	68,651
RPM International, Inc.
3.75%, 03/15/27 (a)	75,000	70,445
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	75,000	72,092
4.25%, 08/08/25	25,000	24,498
3.95%, 01/15/26 (a)	75,000	72,741
3.45%, 06/01/27 (a)	250,000	236,012
Southern Copper Corp.
3.88%, 04/23/25	100,000	97,358
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	75,000	71,714
2.40%, 06/15/25 (a)	75,000	70,223
5.00%, 12/15/26 (a)	75,000	73,842
1.65%, 10/15/27 (a)	50,000	42,865
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	125,000	117,771
Westlake Corp.
0.88%, 08/15/24 (a)	50,000	47,273
Weyerhaeuser Co.
6.95%, 10/01/27	50,000	53,032
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	96,473
3.75%, 03/15/25 (a)	100,000	96,404
4.65%, 03/15/26 (a)	150,000	145,721
4.00%, 03/15/28 (a)	100,000	93,187
		6,649,850
Capital Goods 5.1%
3M Co.
2.00%, 02/14/25 (a)	120,000	113,280
2.65%, 04/15/25 (a)	200,000	190,422
3.00%, 08/07/25	100,000	95,594
2.88%, 10/15/27 (a)	150,000	137,388
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	96,459
3.55%, 10/01/27 (a)	50,000	46,325
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	125,000	118,291
4.50%, 05/15/28 (a)	100,000	95,325
Amphenol Corp.
2.05%, 03/01/25 (a)	100,000	94,512
Berry Global, Inc.
1.57%, 01/15/26 (a)	250,000	225,765
1.65%, 01/15/27 (a)	100,000	86,510
Boeing Co.
2.85%, 10/30/24 (a)	50,000	48,131
4.88%, 05/01/25 (a)	500,000	493,000
2.60%, 10/30/25 (a)	50,000	46,598
2.75%, 02/01/26 (a)	250,000	233,052
2.20%, 02/04/26 (a)	850,000	780,835
3.10%, 05/01/26 (a)	100,000	94,088
2.25%, 06/15/26 (a)	75,000	68,204
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 02/01/27 (a)	150,000	137,189
2.80%, 03/01/27 (a)	100,000	91,351
5.04%, 05/01/27 (a)	300,000	296,760
3.25%, 02/01/28 (a)	150,000	137,930
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	104,000	100,513
3.75%, 12/01/27 (a)	100,000	95,020
Carrier Global Corp.
2.24%, 02/15/25 (a)	205,000	194,053
2.49%, 02/15/27 (a)	150,000	136,857
Caterpillar Financial Services Corp.
2.15%, 11/08/24	125,000	119,833
4.90%, 01/17/25	175,000	174,303
3.40%, 05/13/25	225,000	218,144
3.65%, 08/12/25	175,000	169,934
0.80%, 11/13/25	175,000	158,686
0.90%, 03/02/26	125,000	112,565
1.15%, 09/14/26	100,000	89,039
1.70%, 01/08/27	100,000	90,614
3.60%, 08/12/27	100,000	96,271
1.10%, 09/14/27	250,000	216,662
CNH Industrial Capital LLC
3.95%, 05/23/25	100,000	96,866
5.45%, 10/14/25	75,000	74,629
1.88%, 01/15/26 (a)	100,000	91,452
1.45%, 07/15/26 (a)	125,000	110,826
4.55%, 04/10/28 (a)	100,000	96,904
CNH Industrial NV
3.85%, 11/15/27 (a)	50,000	47,047
Deere & Co.
2.75%, 04/15/25 (a)	50,000	48,091
Dover Corp.
3.15%, 11/15/25 (a)	75,000	71,111
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	93,956
Emerson Electric Co.
3.15%, 06/01/25 (a)	100,000	96,101
0.88%, 10/15/26 (a)	150,000	132,432
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	142,093
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25 (a)	100,000	96,837
GE Capital International Funding Co.
3.37%, 11/15/25	50,000	47,574
General Dynamics Corp.
2.38%, 11/15/24 (a)	100,000	95,944
3.25%, 04/01/25 (a)	100,000	96,844
3.50%, 05/15/25 (a)	100,000	97,331
1.15%, 06/01/26 (a)	75,000	67,849
2.13%, 08/15/26 (a)	100,000	92,257
3.50%, 04/01/27 (a)	125,000	119,521
2.63%, 11/15/27 (a)	50,000	45,814
3.75%, 05/15/28 (a)	150,000	143,886
Hexcel Corp.
4.95%, 08/15/25 (a)	75,000	73,823
4.20%, 02/15/27 (a)	75,000	71,078
Honeywell International, Inc.
2.30%, 08/15/24 (a)	125,000	120,904
1.35%, 06/01/25 (a)	175,000	163,564
2.50%, 11/01/26 (a)	325,000	303,664
1.10%, 03/01/27 (a)	150,000	132,426
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	47,637
3.15%, 08/15/27 (a)	100,000	92,625
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report123

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	125,000	120,408
3.48%, 12/01/27 (a)	50,000	45,930
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	175,000	163,952
John Deere Capital Corp.
0.63%, 09/10/24	150,000	141,916
4.55%, 10/11/24	125,000	123,910
2.05%, 01/09/25	20,000	19,071
2.13%, 03/07/25	50,000	47,588
3.45%, 03/13/25	100,000	97,202
4.05%, 09/08/25	200,000	195,876
3.40%, 09/11/25	125,000	120,425
4.80%, 01/09/26	200,000	199,462
0.70%, 01/15/26	50,000	45,011
2.65%, 06/10/26	100,000	94,327
1.05%, 06/17/26	200,000	179,872
1.30%, 10/13/26	75,000	66,771
1.70%, 01/11/27	100,000	90,535
2.35%, 03/08/27	100,000	91,677
1.75%, 03/09/27	100,000	90,093
2.80%, 09/08/27	100,000	92,667
4.15%, 09/15/27	150,000	146,628
4.75%, 01/20/28	250,000	249,935
4.90%, 03/03/28	100,000	100,768
1.50%, 03/06/28	200,000	172,736
Johnson Controls International plc
3.90%, 02/14/26 (a)	150,000	144,340
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	95,303
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	150,000	145,564
3.85%, 12/15/26 (a)	50,000	47,770
4.40%, 06/15/28 (a)	200,000	192,508
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	75,000	72,712
Legrand France S.A.
8.50%, 02/15/25	70,000	73,311
Lennox International, Inc.
1.35%, 08/01/25 (a)	175,000	159,894
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	125,000	121,446
5.10%, 11/15/27 (a)	200,000	203,808
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	75,000	74,252
3.50%, 12/15/27 (a)	100,000	93,425
Masco Corp.
3.50%, 11/15/27 (a)	50,000	46,861
1.50%, 02/15/28 (a)	100,000	85,230
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	275,000	264,528
3.20%, 02/01/27 (a)	150,000	141,723
3.25%, 01/15/28 (a)	250,000	234,070
nVent Finance Sarl
4.55%, 04/15/28 (a)	100,000	93,919
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	96,516
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	188,596
2.29%, 04/05/27 (a)	100,000	90,946
Owens Corning
4.20%, 12/01/24 (a)	50,000	49,004
3.40%, 08/15/26 (a)	75,000	71,005
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	150,000	141,229
4.25%, 09/15/27 (a)	150,000	145,627
Precision Castparts Corp.
3.25%, 06/15/25 (a)	150,000	144,903
Raytheon Technologies Corp.
3.95%, 08/16/25 (a)	225,000	220,525
2.65%, 11/01/26 (a)	150,000	139,177
3.50%, 03/15/27 (a)	200,000	190,282
3.13%, 05/04/27 (a)	150,000	140,482
Regal Rexnord Corp.
6.05%, 02/15/26 (c)	200,000	200,626
6.05%, 04/15/28 (a)(c)	150,000	149,124
Republic Services, Inc.
2.50%, 08/15/24 (a)	170,000	164,116
3.20%, 03/15/25 (a)	80,000	77,032
0.88%, 11/15/25 (a)	100,000	90,116
3.38%, 11/15/27 (a)	150,000	141,274
3.95%, 05/15/28 (a)	125,000	120,345
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	50,000	48,153
Snap-on, Inc.
3.25%, 03/01/27 (a)	50,000	47,263
Sonoco Products Co.
1.80%, 02/01/25 (a)	75,000	70,526
2.25%, 02/01/27 (a)	100,000	89,333
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	142,434
6.00%, 03/06/28 (a)	100,000	102,838
4.00%, 03/15/60 (a)(b)	100,000	76,480
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	50,000	45,263
2.25%, 04/01/28 (a)	100,000	87,350
Textron, Inc.
3.88%, 03/01/25 (a)	75,000	72,905
4.00%, 03/15/26 (a)	75,000	72,524
3.65%, 03/15/27 (a)	75,000	70,535
Timken Co.
3.88%, 09/01/24 (a)	75,000	73,322
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	100,000	97,115
3.50%, 03/21/26 (a)	100,000	95,604
Vontier Corp.
1.80%, 04/01/26 (a)	100,000	89,038
2.40%, 04/01/28 (a)	75,000	62,750
Vulcan Materials Co.
4.50%, 04/01/25 (a)	50,000	49,063
3.90%, 04/01/27 (a)	100,000	96,243
Waste Management, Inc.
3.13%, 03/01/25 (a)	75,000	72,392
0.75%, 11/15/25 (a)	75,000	67,718
3.15%, 11/15/27 (a)	100,000	93,949
1.15%, 03/15/28 (a)	100,000	85,335
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	75,000	71,291
3.45%, 11/15/26 (a)	125,000	117,136
WW Grainger, Inc.
1.85%, 02/15/25 (a)	90,000	85,452
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	94,185
1.95%, 01/30/28 (a)	100,000	87,902
		18,523,037
See financial notes
124Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Communications 5.4%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	143,168
3.40%, 06/15/27 (a)	50,000	47,315
American Tower Corp.
2.95%, 01/15/25 (a)	150,000	143,506
2.40%, 03/15/25 (a)	175,000	165,042
4.00%, 06/01/25 (a)	50,000	48,340
1.30%, 09/15/25 (a)	100,000	90,679
1.60%, 04/15/26 (a)	200,000	179,530
1.45%, 09/15/26 (a)	100,000	88,166
3.38%, 10/15/26 (a)	150,000	140,372
2.75%, 01/15/27 (a)	200,000	182,328
3.13%, 01/15/27 (a)	75,000	69,203
3.55%, 07/15/27 (a)	100,000	92,869
3.60%, 01/15/28 (a)	200,000	184,834
1.50%, 01/31/28 (a)	100,000	84,155
AT&T, Inc.
1.70%, 03/25/26 (a)	500,000	455,730
2.95%, 07/15/26 (a)	100,000	94,164
3.80%, 02/15/27 (a)	150,000	143,503
4.25%, 03/01/27 (a)	250,000	243,247
2.30%, 06/01/27 (a)	450,000	405,351
1.65%, 02/01/28 (a)	150,000	129,104
4.10%, 02/15/28 (a)	350,000	335,723
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	650,000	637,819
3.75%, 02/15/28 (a)	200,000	183,956
4.20%, 03/15/28 (a)	150,000	140,988
Comcast Corp.
3.38%, 08/15/25 (a)	250,000	241,470
3.95%, 10/15/25 (a)	550,000	536,299
3.15%, 03/01/26 (a)	400,000	383,484
2.35%, 01/15/27 (a)	275,000	252,890
3.30%, 02/01/27 (a)	225,000	213,730
3.30%, 04/01/27 (a)	150,000	141,917
5.35%, 11/15/27 (a)	175,000	178,563
3.15%, 02/15/28 (a)	225,000	210,267
3.55%, 05/01/28 (a)	50,000	47,394
Crown Castle International Corp.
1.35%, 07/15/25 (a)	100,000	91,655
4.45%, 02/15/26 (a)	200,000	195,212
3.70%, 06/15/26 (a)	50,000	47,564
1.05%, 07/15/26 (a)	150,000	131,742
4.00%, 03/01/27 (a)	100,000	95,308
2.90%, 03/15/27 (a)	125,000	114,515
3.65%, 09/01/27 (a)	150,000	140,357
Crown Castle, Inc.
5.00%, 01/11/28 (a)	250,000	246,497
Discovery Communications LLC
3.90%, 11/15/24 (a)	75,000	72,839
3.95%, 06/15/25 (a)	125,000	120,289
4.90%, 03/11/26 (a)	225,000	220,968
3.95%, 03/20/28 (a)	250,000	232,800
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	74,317
Fox Corp.
3.05%, 04/07/25 (a)	95,000	91,045
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	400,000	380,132
4.60%, 05/15/28 (a)	225,000	222,752
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Netflix, Inc.
5.88%, 02/15/25	125,000	125,589
4.38%, 11/15/26	150,000	146,781
4.88%, 04/15/28	225,000	222,763
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	125,000	121,580
3.60%, 04/15/26 (a)	225,000	216,315
Rogers Communications, Inc.
2.95%, 03/15/25 (a)(c)	200,000	190,216
3.63%, 12/15/25 (a)	100,000	94,649
2.90%, 11/15/26 (a)	75,000	68,840
3.20%, 03/15/27 (a)(c)	225,000	209,216
Sprint Corp.
7.63%, 02/15/25 (a)	300,000	306,423
7.63%, 03/01/26 (a)	250,000	259,845
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	150,000	144,733
3.70%, 04/14/27 (a)	150,000	142,221
4.95%, 03/28/28 (a)	75,000	74,228
TCI Communications, Inc.
7.88%, 02/15/26	75,000	80,038
Telefonica Emisiones S.A.
4.10%, 03/08/27	250,000	240,080
TELUS Corp.
3.70%, 09/15/27 (a)	125,000	117,690
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	350,000	336,857
1.50%, 02/15/26 (a)	175,000	158,370
2.25%, 02/15/26 (a)	275,000	253,426
2.63%, 04/15/26 (a)	200,000	185,594
3.75%, 04/15/27 (a)	650,000	615,992
5.38%, 04/15/27 (a)	150,000	149,307
4.75%, 02/01/28 (a)	100,000	97,279
2.05%, 02/15/28 (a)	200,000	173,822
4.95%, 03/15/28 (a)	200,000	197,196
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	192,228
3.00%, 02/13/26	150,000	143,300
1.85%, 07/30/26	200,000	182,704
2.95%, 06/15/27	100,000	93,590
Verizon Communications, Inc.
3.50%, 11/01/24 (a)	175,000	170,464
3.38%, 02/15/25	100,000	96,659
0.85%, 11/20/25 (a)	150,000	135,498
1.45%, 03/20/26 (a)	300,000	272,169
2.63%, 08/15/26	325,000	302,445
4.13%, 03/16/27	500,000	486,195
3.00%, 03/22/27 (a)	150,000	140,295
2.10%, 03/22/28 (a)	400,000	351,580
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	158,000	154,461
4.00%, 01/15/26 (a)	225,000	214,553
3.38%, 02/15/28 (a)	75,000	66,745
Vodafone Group PLC
4.13%, 05/30/25	250,000	244,090
4.38%, 05/30/28	125,000	122,414
Walt Disney Co.
1.75%, 08/30/24 (a)	150,000	143,782
3.70%, 09/15/24 (a)	100,000	97,990
3.35%, 03/24/25	275,000	266,522
3.70%, 10/15/25 (a)	100,000	97,152
1.75%, 01/13/26	250,000	231,612
3.38%, 11/15/26 (a)	75,000	71,428
3.70%, 03/23/27	100,000	96,736
2.20%, 01/13/28	100,000	90,519
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report125

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Warnermedia Holdings, Inc.
3.64%, 03/15/25	275,000	265,317
6.41%, 03/15/26 (a)	100,000	100,085
3.76%, 03/15/27 (a)	600,000	560,088
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	194,276
WPP Finance 2010
3.75%, 09/19/24	120,000	116,519
		19,743,564
Consumer Cyclical 7.7%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	100,000	83,175
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	300,000	290,520
3.40%, 12/06/27 (a)	375,000	348,536
Amazon.com, Inc.
4.70%, 11/29/24	200,000	198,912
3.80%, 12/05/24 (a)	175,000	171,843
3.00%, 04/13/25	275,000	265,576
0.80%, 06/03/25 (a)	250,000	231,215
4.60%, 12/01/25	200,000	198,576
5.20%, 12/03/25 (a)	125,000	125,458
1.00%, 05/12/26 (a)	450,000	404,788
3.30%, 04/13/27 (a)	300,000	286,224
1.20%, 06/03/27 (a)	175,000	153,674
3.15%, 08/22/27 (a)	550,000	518,105
4.55%, 12/01/27 (a)	300,000	298,185
1.65%, 05/12/28 (a)	300,000	262,287
American Honda Finance Corp.
0.55%, 07/12/24	200,000	189,988
0.75%, 08/09/24	250,000	237,377
2.15%, 09/10/24	130,000	124,964
1.20%, 07/08/25	25,000	23,031
1.00%, 09/10/25	150,000	136,964
1.30%, 09/09/26	150,000	133,625
2.30%, 09/09/26	125,000	115,031
2.35%, 01/08/27	75,000	68,860
4.70%, 01/12/28	100,000	99,283
3.50%, 02/15/28	250,000	235,617
Aptiv PLC
2.40%, 02/18/25 (a)	125,000	118,806
AutoNation, Inc.
3.50%, 11/15/24 (a)	165,000	159,342
3.80%, 11/15/27 (a)	50,000	45,937
AutoZone, Inc.
3.25%, 04/15/25 (a)	15,000	14,379
3.63%, 04/15/25 (a)	90,000	87,109
3.13%, 04/21/26 (a)	75,000	71,003
3.75%, 06/01/27 (a)	125,000	119,149
Block Financial LLC
5.25%, 10/01/25 (a)	50,000	49,327
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	125,000	121,531
3.60%, 06/01/26 (a)	100,000	96,483
BorgWarner, Inc.
3.38%, 03/15/25 (a)	85,000	81,469
2.65%, 07/01/27 (a)	200,000	182,286
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	97,233
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	100,000	95,061
1.38%, 06/20/27 (a)	250,000	221,132
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cummins, Inc.
0.75%, 09/01/25 (a)	100,000	91,226
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	95,517
Dollar General Corp.
4.25%, 09/20/24	175,000	171,806
4.15%, 11/01/25 (a)	75,000	72,810
3.88%, 04/15/27 (a)	100,000	95,635
4.13%, 05/01/28 (a)	100,000	95,268
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	175,000	169,655
4.20%, 05/15/28 (a)	200,000	189,686
DR Horton, Inc.
2.50%, 10/15/24 (a)	75,000	71,919
2.60%, 10/15/25 (a)	90,000	84,313
1.30%, 10/15/26 (a)	100,000	87,727
1.40%, 10/15/27 (a)	100,000	85,976
eBay, Inc.
3.45%, 08/01/24 (a)	120,000	117,416
1.90%, 03/11/25 (a)	125,000	117,619
1.40%, 05/10/26 (a)	125,000	112,929
3.60%, 06/05/27 (a)	125,000	118,466
5.95%, 11/22/27 (a)	75,000	76,846
Expedia Group, Inc.
5.00%, 02/15/26 (a)	125,000	123,390
4.63%, 08/01/27 (a)	250,000	242,797
General Motors Co.
4.00%, 04/01/25	105,000	102,139
6.13%, 10/01/25 (a)	325,000	327,395
4.20%, 10/01/27 (a)	100,000	94,917
6.80%, 10/01/27 (a)	150,000	155,977
General Motors Financial Co., Inc.
1.20%, 10/15/24	150,000	141,120
3.50%, 11/07/24 (a)	150,000	145,141
4.00%, 01/15/25 (a)	150,000	145,416
2.90%, 02/26/25 (a)	225,000	213,878
3.80%, 04/07/25	200,000	193,018
4.35%, 04/09/25 (a)	150,000	146,164
2.75%, 06/20/25 (a)	200,000	188,500
4.30%, 07/13/25 (a)	125,000	121,326
6.05%, 10/10/25	100,000	100,331
1.25%, 01/08/26 (a)	225,000	201,103
5.25%, 03/01/26 (a)	225,000	221,596
1.50%, 06/10/26 (a)	250,000	221,132
4.00%, 10/06/26 (a)	125,000	118,713
4.35%, 01/17/27 (a)	200,000	191,960
2.35%, 02/26/27 (a)	150,000	133,956
5.00%, 04/09/27 (a)	200,000	194,946
2.70%, 08/20/27 (a)	200,000	177,382
6.00%, 01/09/28 (a)	150,000	151,458
2.40%, 04/10/28 (a)	150,000	129,555
5.80%, 06/23/28 (a)	200,000	199,338
Genuine Parts Co.
1.75%, 02/01/25 (a)	100,000	93,749
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24 (a)	65,000	62,778
5.25%, 06/01/25 (a)	150,000	147,190
5.38%, 04/15/26 (a)	150,000	146,932
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	96,016
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	72,806
Home Depot, Inc.
3.35%, 09/15/25 (a)	225,000	217,480
3.00%, 04/01/26 (a)	200,000	191,520
See financial notes
126Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 09/15/26 (a)	200,000	184,882
2.50%, 04/15/27 (a)	200,000	185,832
2.88%, 04/15/27 (a)	50,000	47,058
2.80%, 09/14/27 (a)	225,000	209,718
Honda Motor Co., Ltd.
2.27%, 03/10/25 (a)	100,000	95,342
2.53%, 03/10/27 (a)	225,000	207,250
Hyatt Hotels Corp.
1.80%, 10/01/24 (a)	125,000	119,274
5.38%, 04/23/25 (a)(d)	90,000	89,220
4.85%, 03/15/26 (a)	50,000	49,055
JD.com, Inc.
3.88%, 04/29/26	200,000	190,894
Lear Corp.
3.80%, 09/15/27 (a)	100,000	93,554
Lennar Corp.
5.88%, 11/15/24 (a)	75,000	74,975
4.75%, 05/30/25 (a)	75,000	73,376
5.25%, 06/01/26 (a)	50,000	49,562
5.00%, 06/15/27 (a)	50,000	49,156
4.75%, 11/29/27 (a)	175,000	170,373
LKQ Corp.
5.75%, 06/15/28 (a)(c)	100,000	99,703
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	75,000	72,807
4.00%, 04/15/25 (a)	75,000	73,013
4.40%, 09/08/25	200,000	196,116
3.38%, 09/15/25 (a)	100,000	95,964
2.50%, 04/15/26 (a)	225,000	210,737
3.35%, 04/01/27 (a)	125,000	118,134
3.10%, 05/03/27 (a)	300,000	280,284
1.30%, 04/15/28 (a)	150,000	127,001
Magna International, Inc.
4.15%, 10/01/25 (a)	150,000	145,618
Marriott International, Inc.
3.75%, 03/15/25 (a)	50,000	48,432
5.75%, 05/01/25 (a)	100,000	100,357
3.75%, 10/01/25 (a)	50,000	48,127
3.13%, 06/15/26 (a)	100,000	93,970
5.00%, 10/15/27 (a)	175,000	173,847
McDonald's Corp.
3.38%, 05/26/25 (a)	50,000	48,496
3.30%, 07/01/25 (a)	150,000	144,732
1.45%, 09/01/25 (a)	50,000	46,190
3.70%, 01/30/26 (a)	275,000	266,082
3.50%, 03/01/27 (a)	150,000	143,203
3.50%, 07/01/27 (a)	150,000	142,908
3.80%, 04/01/28 (a)	150,000	143,965
NIKE, Inc.
2.40%, 03/27/25 (a)	80,000	76,522
2.38%, 11/01/26 (a)	225,000	209,324
2.75%, 03/27/27 (a)	150,000	141,124
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	100,000	95,887
3.60%, 09/01/27 (a)	100,000	94,712
PACCAR Financial Corp.
2.15%, 08/15/24	175,000	168,656
1.80%, 02/06/25	10,000	9,472
3.55%, 08/11/25	150,000	145,711
4.95%, 10/03/25	50,000	49,763
1.10%, 05/11/26	50,000	45,051
2.00%, 02/04/27	100,000	90,630
PulteGroup, Inc.
5.50%, 03/01/26 (a)	125,000	124,403
5.00%, 01/15/27 (a)	25,000	24,664
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PVH Corp.
4.63%, 07/10/25 (a)(c)	100,000	96,804
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	100,000	96,598
Ross Stores, Inc.
4.60%, 04/15/25 (a)	145,000	142,362
0.88%, 04/15/26 (a)	75,000	66,240
Starbucks Corp.
3.80%, 08/15/25 (a)	300,000	290,769
4.75%, 02/15/26	150,000	148,635
2.00%, 03/12/27 (a)	75,000	67,451
3.50%, 03/01/28 (a)	100,000	94,032
Tapestry, Inc.
4.25%, 04/01/25 (a)	25,000	24,348
4.13%, 07/15/27 (a)	75,000	70,570
Target Corp.
3.50%, 07/01/24	140,000	137,493
2.25%, 04/15/25 (a)	300,000	286,140
2.50%, 04/15/26	275,000	260,466
TJX Cos., Inc.
2.25%, 09/15/26 (a)	175,000	161,525
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	75,000	73,677
4.88%, 03/15/27 (a)	75,000	72,694
4.35%, 02/15/28 (a)	100,000	94,172
Toyota Motor Corp.
2.36%, 07/02/24	100,000	96,892
1.34%, 03/25/26 (a)	200,000	181,560
Toyota Motor Credit Corp.
0.63%, 09/13/24	250,000	236,267
4.40%, 09/20/24	350,000	345,842
2.00%, 10/07/24	75,000	71,915
1.45%, 01/13/25	100,000	94,363
1.80%, 02/13/25	225,000	213,077
3.00%, 04/01/25	250,000	240,927
3.40%, 04/14/25	100,000	96,879
3.65%, 08/18/25	200,000	193,786
0.80%, 10/16/25	225,000	203,980
0.80%, 01/09/26	150,000	135,000
1.13%, 06/18/26	250,000	223,610
1.90%, 01/13/27	150,000	135,566
3.05%, 03/22/27	250,000	234,332
1.15%, 08/13/27	150,000	129,779
4.55%, 09/20/27	200,000	197,558
4.63%, 01/12/28	250,000	248,267
1.90%, 04/06/28	100,000	87,986
VF Corp.
2.40%, 04/23/25 (a)	150,000	140,694
2.80%, 04/23/27 (a)	100,000	90,455
VICI Properties LP
4.38%, 05/15/25	100,000	96,790
4.75%, 02/15/28 (a)	200,000	189,590
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	190,000	185,277
3.45%, 06/01/26 (a)	225,000	211,417
Walmart, Inc.
2.65%, 12/15/24 (a)	115,000	110,928
3.55%, 06/26/25 (a)	175,000	170,648
3.90%, 09/09/25	325,000	318,490
3.05%, 07/08/26 (a)	125,000	119,780
1.05%, 09/17/26 (a)	250,000	223,395
3.95%, 09/09/27 (a)	150,000	147,387
3.90%, 04/15/28 (a)	150,000	146,566
3.70%, 06/26/28 (a)	150,000	145,239
		27,861,338
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report127

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Non-Cyclical 12.1%
Abbott Laboratories
3.88%, 09/15/25 (a)	25,000	24,439
3.75%, 11/30/26 (a)	275,000	268,444
1.15%, 01/30/28 (a)	75,000	64,989
AbbVie, Inc.
2.60%, 11/21/24 (a)	575,000	551,816
3.80%, 03/15/25 (a)	400,000	389,136
3.60%, 05/14/25 (a)	575,000	556,025
3.20%, 05/14/26 (a)	300,000	284,448
2.95%, 11/21/26 (a)	625,000	584,625
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	100,000	92,780
Altria Group, Inc.
2.35%, 05/06/25 (a)	180,000	169,465
4.40%, 02/14/26 (a)	100,000	97,951
2.63%, 09/16/26 (a)	125,000	115,921
AmerisourceBergen Corp.
3.25%, 03/01/25 (a)	20,000	19,229
3.45%, 12/15/27 (a)	100,000	93,665
Amgen, Inc.
1.90%, 02/21/25 (a)	120,000	113,191
5.25%, 03/02/25	100,000	99,540
3.13%, 05/01/25 (a)	150,000	143,791
5.51%, 03/02/26 (a)	250,000	249,637
2.60%, 08/19/26 (a)	200,000	185,386
2.20%, 02/21/27 (a)	250,000	227,320
3.20%, 11/02/27 (a)	200,000	187,022
5.15%, 03/02/28 (a)	600,000	599,742
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	550,000	532,950
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	350,000	338,996
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	175,000	164,258
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	175,000	157,997
4.88%, 03/03/28 (a)	100,000	100,001
1.75%, 05/28/28 (a)	150,000	130,032
AstraZeneca PLC
3.38%, 11/16/25	325,000	312,468
0.70%, 04/08/26 (a)	200,000	178,750
3.13%, 06/12/27 (a)	150,000	141,149
BAT Capital Corp.
3.22%, 08/15/24 (a)	425,000	412,471
2.79%, 09/06/24 (a)	150,000	144,459
3.22%, 09/06/26 (a)	200,000	186,306
4.70%, 04/02/27 (a)	150,000	145,494
3.56%, 08/15/27 (a)	550,000	506,478
2.26%, 03/25/28 (a)	200,000	171,522
BAT International Finance PLC
1.67%, 03/25/26 (a)	250,000	224,937
4.45%, 03/16/28 (a)	150,000	141,701
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	145,608
Baxter International, Inc.
1.32%, 11/29/24	250,000	234,725
2.60%, 08/15/26 (a)	75,000	69,000
1.92%, 02/01/27 (a)	250,000	222,267
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	145,000	140,899
3.70%, 06/06/27 (a)	275,000	261,671
4.69%, 02/13/28 (a)	125,000	123,449
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bestfoods
7.25%, 12/15/26	150,000	160,542
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	290,520
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	93,188
Boston Scientific Corp.
1.90%, 06/01/25 (a)	100,000	93,794
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (a)	225,000	219,114
0.75%, 11/13/25 (a)	175,000	159,194
3.20%, 06/15/26 (a)	300,000	287,265
3.25%, 02/27/27	75,000	71,985
1.13%, 11/13/27 (a)	200,000	174,310
3.45%, 11/15/27 (a)	100,000	95,951
3.90%, 02/20/28 (a)	100,000	97,123
Brown-Forman Corp.
3.50%, 04/15/25 (a)	75,000	72,762
Brunswick Corp.
0.85%, 08/18/24 (a)	100,000	94,473
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	92,126
3.25%, 08/15/26 (a)	200,000	188,730
Campbell Soup Co.
3.95%, 03/15/25 (a)	150,000	146,017
3.30%, 03/19/25 (a)	50,000	48,092
4.15%, 03/15/28 (a)	150,000	143,854
Cardinal Health, Inc.
3.50%, 11/15/24 (a)	70,000	67,780
3.75%, 09/15/25 (a)	100,000	96,428
3.41%, 06/15/27 (a)	150,000	141,486
Cigna Corp.
3.25%, 04/15/25 (a)	25,000	24,002
4.13%, 11/15/25 (a)	350,000	341,085
4.50%, 02/25/26 (a)	200,000	196,006
1.25%, 03/15/26 (a)	100,000	89,876
3.40%, 03/01/27 (a)	225,000	212,182
3.05%, 10/15/27 (a)	100,000	92,281
Cigna Group
5.69%, 03/15/26 (a)	100,000	100,166
Clorox Co.
3.10%, 10/01/27 (a)	50,000	46,379
3.90%, 05/15/28 (a)	100,000	95,397
Coca-Cola Co.
3.38%, 03/25/27	200,000	193,048
2.90%, 05/25/27	75,000	71,075
1.45%, 06/01/27	250,000	223,635
1.50%, 03/05/28	100,000	88,036
1.00%, 03/15/28	200,000	172,012
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	150,000	142,928
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	96,291
1.55%, 10/01/25 (a)	200,000	182,020
6.07%, 11/01/27 (a)	50,000	50,995
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	175,000	171,197
1.38%, 11/01/27 (a)	150,000	127,320
Constellation Brands, Inc.
4.75%, 11/15/24	75,000	74,111
4.40%, 11/15/25 (a)	100,000	98,033
4.75%, 12/01/25	150,000	147,774
3.70%, 12/06/26 (a)	100,000	95,441
See financial notes
128Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 05/09/27 (a)	100,000	94,915
4.35%, 05/09/27 (a)	100,000	97,803
CVS Health Corp.
3.38%, 08/12/24 (a)	100,000	97,506
2.63%, 08/15/24 (a)	165,000	159,608
4.10%, 03/25/25 (a)	175,000	171,430
3.88%, 07/20/25 (a)	450,000	437,656
5.00%, 02/20/26 (a)	250,000	249,020
2.88%, 06/01/26 (a)	300,000	282,315
3.00%, 08/15/26 (a)	50,000	46,914
3.63%, 04/01/27 (a)	150,000	142,476
1.30%, 08/21/27 (a)	350,000	301,675
4.30%, 03/25/28 (a)	750,000	724,072
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	48,153
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	105,000	100,582
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	184,222
5.30%, 10/24/27 (a)	200,000	203,670
Eli Lilly & Co.
5.50%, 03/15/27	75,000	77,950
3.10%, 05/15/27 (a)	75,000	71,461
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	75,000	71,616
3.15%, 03/15/27 (a)	100,000	95,154
4.38%, 05/15/28 (a)	100,000	98,570
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	75,000	70,478
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	300,000	300,534
5.65%, 11/15/27 (a)	300,000	303,618
General Mills, Inc.
4.00%, 04/17/25 (a)	100,000	97,606
5.24%, 11/18/25 (a)	100,000	100,017
3.20%, 02/10/27 (a)	150,000	141,975
4.20%, 04/17/28 (a)	200,000	194,500
Gilead Sciences, Inc.
3.50%, 02/01/25 (a)	300,000	290,958
3.65%, 03/01/26 (a)	425,000	409,254
2.95%, 03/01/27 (a)	175,000	164,400
1.20%, 10/01/27 (a)	125,000	107,998
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	275,000	267,613
3.88%, 05/15/28	250,000	240,722
GSK Consumer Healthcare Capital US LLC
3.13%, 03/24/25	250,000	239,030
3.38%, 03/24/27 (a)	275,000	257,612
Hasbro, Inc.
3.00%, 11/19/24 (a)	75,000	72,164
3.55%, 11/19/26 (a)	75,000	69,759
3.50%, 09/15/27 (a)	100,000	93,251
HCA, Inc.
5.38%, 02/01/25	400,000	396,816
5.25%, 04/15/25	200,000	197,542
5.88%, 02/15/26 (a)	200,000	200,216
5.25%, 06/15/26 (a)	250,000	247,410
5.38%, 09/01/26 (a)	175,000	173,675
4.50%, 02/15/27 (a)	200,000	193,362
3.13%, 03/15/27 (a)(c)	150,000	137,850
5.20%, 06/01/28 (a)	100,000	99,491
Hershey Co.
2.30%, 08/15/26 (a)	125,000	116,816
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	100,708
Ingredion, Inc.
3.20%, 10/01/26 (a)	100,000	93,296
IQVIA, Inc.
5.70%, 05/15/28 (a)(c)	200,000	198,286
JBS USA LUX S.A.
2.50%, 01/15/27 (a)(c)	200,000	175,804
5.13%, 02/01/28 (a)(c)	150,000	144,310
JM Smucker Co.
3.50%, 03/15/25	150,000	145,051
3.38%, 12/15/27 (a)	100,000	93,793
Johnson & Johnson
0.55%, 09/01/25 (a)	175,000	160,060
2.45%, 03/01/26 (a)	325,000	307,229
2.95%, 03/03/27 (a)	175,000	166,953
0.95%, 09/01/27 (a)	275,000	240,641
2.90%, 01/15/28 (a)	150,000	141,365
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	94,178
Kellogg Co.
3.25%, 04/01/26	150,000	143,006
3.40%, 11/15/27 (a)	100,000	93,801
Kenvue, Inc.
5.50%, 03/22/25 (c)	150,000	150,433
5.35%, 03/22/26 (a)(c)	100,000	100,798
5.05%, 03/22/28 (a)(c)	150,000	151,381
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	100,000	98,275
3.40%, 11/15/25 (a)	100,000	95,900
2.55%, 09/15/26 (a)	75,000	69,148
4.60%, 05/25/28 (a)	175,000	171,629
Kimberly-Clark Corp.
3.05%, 08/15/25	50,000	48,145
2.75%, 02/15/26	75,000	71,164
1.05%, 09/15/27 (a)	125,000	108,058
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	300,000	283,173
3.88%, 05/15/27 (a)	225,000	216,155
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	100,000	96,986
2.30%, 12/01/24 (a)	50,000	47,567
3.60%, 02/01/25 (a)	200,000	193,702
1.55%, 06/01/26 (a)	50,000	44,666
3.60%, 09/01/27 (a)	100,000	94,986
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	125,000	121,454
0.90%, 02/15/26 (a)	100,000	89,259
3.40%, 08/15/27 (a)	125,000	117,144
McKesson Corp.
0.90%, 12/03/25 (a)	50,000	44,865
1.30%, 08/15/26 (a)	100,000	88,981
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	125,000	122,076
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	150,000	146,589
Merck & Co., Inc.
2.75%, 02/10/25 (a)	420,000	405,002
0.75%, 02/24/26 (a)	175,000	158,265
1.70%, 06/10/27 (a)	200,000	179,220
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	300,000	280,665
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report129

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mondelez International, Inc.
1.50%, 05/04/25 (a)	150,000	140,042
2.63%, 03/17/27 (a)	100,000	92,428
4.13%, 05/07/28 (a)	100,000	97,262
Mylan, Inc.
4.55%, 04/15/28 (a)	100,000	94,440
Novartis Capital Corp.
1.75%, 02/14/25 (a)	135,000	128,003
3.00%, 11/20/25 (a)	275,000	263,263
2.00%, 02/14/27 (a)	375,000	343,931
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	75,000	67,646
PepsiCo, Inc.
2.25%, 03/19/25 (a)	250,000	238,565
2.75%, 04/30/25 (a)	200,000	191,412
3.50%, 07/17/25 (a)	100,000	97,433
2.85%, 02/24/26 (a)	125,000	119,415
2.38%, 10/06/26 (a)	125,000	117,374
2.63%, 03/19/27 (a)	100,000	93,513
3.00%, 10/15/27 (a)	250,000	235,497
4.45%, 05/15/28 (a)	150,000	150,096
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	400,000	396,524
4.45%, 05/19/26 (a)	450,000	444,690
4.45%, 05/19/28 (a)	600,000	590,430
Pfizer, Inc.
0.80%, 05/28/25 (a)	150,000	138,770
2.75%, 06/03/26	200,000	189,162
3.00%, 12/15/26	250,000	236,452
Philip Morris International, Inc.
3.25%, 11/10/24	180,000	174,987
1.50%, 05/01/25 (a)	175,000	163,753
3.38%, 08/11/25 (a)	175,000	168,656
4.88%, 02/13/26	200,000	198,630
2.75%, 02/25/26 (a)	150,000	141,129
0.88%, 05/01/26 (a)	150,000	133,925
3.13%, 08/17/27 (a)	100,000	93,635
5.13%, 11/17/27 (a)	250,000	250,967
4.88%, 02/15/28 (a)	200,000	197,332
Procter & Gamble Co.
0.55%, 10/29/25	175,000	159,049
2.70%, 02/02/26	100,000	95,804
1.00%, 04/23/26	150,000	135,957
2.45%, 11/03/26	175,000	164,017
1.90%, 02/01/27	175,000	160,344
2.80%, 03/25/27	175,000	165,063
2.85%, 08/11/27	150,000	140,843
Providence St Joseph Health Obligated Group
2.75%, 10/01/26 (a)	50,000	45,691
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	50,000	48,310
3.45%, 06/01/26 (a)	100,000	95,567
Revvity, Inc.
0.85%, 09/15/24 (a)	150,000	141,410
Reynolds American, Inc.
4.45%, 06/12/25 (a)	375,000	364,789
Royalty Pharma PLC
1.20%, 09/02/25 (a)	175,000	158,182
1.75%, 09/02/27 (a)	150,000	129,317
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	475,000	446,239
SSM Health Care Corp.
3.82%, 06/01/27 (a)	100,000	93,482
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stryker Corp.
1.15%, 06/15/25 (a)	100,000	92,276
3.38%, 11/01/25 (a)	125,000	119,725
3.50%, 03/15/26 (a)	175,000	168,000
3.65%, 03/07/28 (a)	100,000	95,233
Sutter Health
1.32%, 08/15/25 (a)	75,000	68,353
Sysco Corp.
3.75%, 10/01/25 (a)	125,000	120,906
3.30%, 07/15/26 (a)	200,000	189,178
3.25%, 07/15/27 (a)	100,000	93,542
The Hershey Co.
2.05%, 11/15/24 (a)	100,000	96,007
The Kroger Co.
3.50%, 02/01/26 (a)	50,000	48,062
2.65%, 10/15/26 (a)	150,000	139,263
3.70%, 08/01/27 (a)	100,000	95,601
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	400,000	378,356
4.80%, 11/21/27 (a)	100,000	100,566
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	275,000	266,126
3.55%, 06/02/27 (a)	200,000	188,256
Unilever Capital Corp.
0.63%, 08/12/24 (a)	100,000	94,735
3.38%, 03/22/25 (a)	150,000	145,488
2.00%, 07/28/26	150,000	138,519
2.90%, 05/05/27 (a)	175,000	163,784
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	125,000	109,779
UPMC
3.60%, 04/03/25	135,000	130,218
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	350,000	332,531
Viatris, Inc.
1.65%, 06/22/25 (a)	125,000	115,145
2.30%, 06/22/27 (a)	150,000	131,274
Whirlpool Corp.
3.70%, 05/01/25	100,000	96,837
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24 (a)	150,000	141,419
3.55%, 04/01/25 (a)	175,000	168,957
Zoetis, Inc.
4.50%, 11/13/25 (a)	100,000	98,423
5.40%, 11/14/25 (a)	125,000	125,435
3.00%, 09/12/27 (a)	100,000	93,244
		44,186,440
Energy 5.4%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	185,386
Baker Hughes Holdings LLC
2.06%, 12/15/26 (a)	100,000	90,218
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	75,000	73,790
5.95%, 06/01/26 (a)	100,000	100,921
4.45%, 07/15/27 (a)	100,000	95,556
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	150,000	146,271
3.41%, 02/11/26 (a)	100,000	96,202
3.12%, 05/04/26 (a)	150,000	142,883
3.02%, 01/16/27 (a)	100,000	94,192
See financial notes
130Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.54%, 04/06/27 (a)	100,000	95,631
3.59%, 04/14/27 (a)	125,000	119,700
BP Capital Markets PLC
3.28%, 09/19/27 (a)	250,000	235,850
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	100,000	96,829
2.05%, 07/15/25 (a)	125,000	116,608
3.85%, 06/01/27 (a)	200,000	189,084
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	225,000	224,332
5.13%, 06/30/27 (a)	200,000	196,948
Chevron Corp.
1.55%, 05/11/25 (a)	400,000	375,336
3.33%, 11/17/25 (a)	150,000	145,084
2.95%, 05/16/26 (a)	300,000	285,717
2.00%, 05/11/27 (a)	175,000	159,126
Chevron USA, Inc.
3.90%, 11/15/24 (a)	120,000	118,018
0.69%, 08/12/25 (a)	100,000	91,482
1.02%, 08/12/27 (a)	100,000	87,090
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	175,000	171,344
ConocoPhillips Co.
2.40%, 03/07/25 (a)	125,000	119,240
Continental Resources, Inc.
4.38%, 01/15/28 (a)	150,000	140,900
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	118,199
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	125,000	125,104
Devon Energy Corp.
5.25%, 09/15/24 (a)(c)	75,000	74,414
5.85%, 12/15/25 (a)	100,000	100,899
5.25%, 10/15/27 (a)	50,000	49,277
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	150,000	141,216
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	95,687
3.60%, 12/15/24 (a)	61,000	59,010
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	125,000	121,288
Enbridge, Inc.
1.60%, 10/04/26 (a)	100,000	89,217
4.25%, 12/01/26 (a)	200,000	193,164
3.70%, 07/15/27 (a)	100,000	94,604
Energy Transfer LP
3.90%, 07/15/26 (a)	100,000	95,231
4.40%, 03/15/27 (a)	100,000	95,794
4.00%, 10/01/27 (a)	100,000	93,932
5.55%, 02/15/28 (a)	150,000	149,845
4.95%, 06/15/28 (a)	100,000	97,304
Energy Transfer Operating LP
4.05%, 03/15/25 (a)	175,000	170,278
2.90%, 05/15/25 (a)	150,000	142,481
4.75%, 01/15/26 (a)	150,000	146,781
4.20%, 04/15/27 (a)	100,000	95,532
5.50%, 06/01/27 (a)	150,000	149,413
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	185,000	180,133
3.70%, 02/15/26 (a)	200,000	193,112
3.95%, 02/15/27 (a)	100,000	96,624
5.25%, 08/16/77 (a)(b)	250,000	219,107
5.38%, 02/15/78 (a)(b)	25,000	20,750
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	96,485
4.15%, 01/15/26 (a)	100,000	97,975
EQT Corp.
6.63%, 02/01/25 (a)(f)	175,000	174,195
3.90%, 10/01/27 (a)	200,000	185,840
5.70%, 04/01/28 (a)	100,000	99,385
Exxon Mobil Corp.
2.02%, 08/16/24 (a)	200,000	192,850
2.71%, 03/06/25 (a)	250,000	240,227
2.99%, 03/19/25 (a)	430,000	414,541
3.04%, 03/01/26 (a)	400,000	382,776
2.28%, 08/16/26 (a)	150,000	139,328
3.29%, 03/19/27 (a)	150,000	144,111
Halliburton Co.
3.80%, 11/15/25 (a)	95,000	91,847
Hess Corp.
3.50%, 07/15/24 (a)	50,000	48,789
4.30%, 04/01/27 (a)	150,000	144,327
HF Sinclair Corp.
2.63%, 10/01/23	25,000	24,790
5.88%, 04/01/26 (a)	125,000	125,640
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (a)	50,000	49,023
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	225,000	219,728
1.75%, 11/15/26 (a)	75,000	66,535
4.30%, 03/01/28 (a)	200,000	191,570
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	100,000	99,197
Marathon Oil Corp.
4.40%, 07/15/27 (a)	150,000	143,327
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	75,000	73,062
4.70%, 05/01/25 (a)	225,000	220,903
5.13%, 12/15/26 (a)	125,000	124,061
MPLX LP
4.88%, 12/01/24 (a)	175,000	172,683
4.00%, 02/15/25 (a)	70,000	67,970
4.88%, 06/01/25 (a)	200,000	196,826
1.75%, 03/01/26 (a)	250,000	227,237
4.13%, 03/01/27 (a)	200,000	191,810
4.25%, 12/01/27 (a)	100,000	95,277
4.00%, 03/15/28 (a)	200,000	188,674
National Fuel Gas Co.
5.20%, 07/15/25 (a)	75,000	73,580
5.50%, 01/15/26 (a)	200,000	197,232
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	125,000	119,336
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	100,000	99,763
5.50%, 12/01/25 (a)	100,000	99,249
5.55%, 03/15/26 (a)	150,000	148,201
8.50%, 07/15/27 (a)	100,000	108,063
ONEOK Partners LP
4.90%, 03/15/25 (a)	75,000	73,836
ONEOK, Inc.
2.75%, 09/01/24 (a)	95,000	91,874
2.20%, 09/15/25 (a)	75,000	69,508
5.85%, 01/15/26 (a)	70,000	70,283
4.00%, 07/13/27 (a)	100,000	93,795
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	125,000	124,369
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report131

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ovintiv, Inc.
5.65%, 05/15/28 (a)	100,000	98,178
Phillips 66
3.85%, 04/09/25 (a)	175,000	170,371
1.30%, 02/15/26 (a)	50,000	45,262
3.90%, 03/15/28 (a)	100,000	95,047
Phillips 66 Co.
3.61%, 02/15/25 (a)	70,000	67,540
3.55%, 10/01/26 (a)	100,000	93,961
4.95%, 12/01/27 (a)	100,000	99,190
3.75%, 03/01/28 (a)	100,000	93,898
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	150,000	135,366
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (a)	105,000	101,730
4.65%, 10/15/25 (a)	175,000	170,774
4.50%, 12/15/26 (a)	125,000	121,050
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	300,000	299,142
5.88%, 06/30/26 (a)	250,000	252,142
5.00%, 03/15/27 (a)	250,000	246,237
4.20%, 03/15/28 (a)	200,000	189,772
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	75,000	69,050
Shell International Finance BV
2.00%, 11/07/24 (a)	225,000	215,611
3.25%, 05/11/25	425,000	411,030
2.88%, 05/10/26	275,000	262,160
2.50%, 09/12/26	175,000	163,228
Spectra Energy Partners LP
3.50%, 03/15/25 (a)	125,000	120,453
3.38%, 10/15/26 (a)	100,000	94,048
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (a)	50,000	50,171
Targa Resources Corp.
5.20%, 07/01/27 (a)	125,000	122,991
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	125,000	125,028
5.00%, 01/15/28 (a)	100,000	95,819
TC PipeLines LP
4.38%, 03/13/25 (a)	50,000	48,664
3.90%, 05/25/27 (a)	100,000	95,355
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	75,000	78,512
TotalEnergies Capital International S.A.
2.43%, 01/10/25 (a)	100,000	95,909
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (a)	225,000	211,783
4.88%, 01/15/26 (a)	200,000	197,920
4.25%, 05/15/28 (a)	200,000	191,002
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	75,000	78,656
4.00%, 03/15/28 (a)	100,000	94,230
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	88,756
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	96,456
Western Midstream Operating LP
3.35%, 02/01/25 (a)(d)	100,000	95,729
4.65%, 07/01/26 (a)	100,000	96,332
4.50%, 03/01/28 (a)	50,000	47,245
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Williams Cos., Inc.
3.90%, 01/15/25 (a)	125,000	121,556
4.00%, 09/15/25 (a)	150,000	145,082
3.75%, 06/15/27 (a)	200,000	189,024
		19,483,672
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	200,000	192,946
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	75,000	66,045
Yale University
0.87%, 04/15/25 (a)	100,000	92,802
		351,793
Technology 9.5%
Adobe, Inc.
1.90%, 02/01/25 (a)	95,000	90,280
3.25%, 02/01/25 (a)	150,000	145,672
2.15%, 02/01/27 (a)	150,000	137,943
Alphabet, Inc.
2.00%, 08/15/26 (a)	325,000	301,080
0.80%, 08/15/27 (a)	175,000	151,587
Analog Devices, Inc.
2.95%, 04/01/25 (a)	125,000	120,228
3.50%, 12/05/26 (a)	175,000	168,686
Apple Inc.
1.80%, 09/11/24 (a)	120,000	115,552
2.75%, 01/13/25 (a)	210,000	202,627
2.50%, 02/09/25	250,000	240,060
1.13%, 05/11/25 (a)	400,000	372,872
3.20%, 05/13/25	300,000	290,478
0.55%, 08/20/25 (a)	250,000	228,462
0.70%, 02/08/26 (a)	300,000	270,561
3.25%, 02/23/26 (a)	525,000	505,843
2.45%, 08/04/26 (a)	400,000	375,016
2.05%, 09/11/26 (a)	300,000	276,600
3.35%, 02/09/27 (a)	350,000	336,122
3.20%, 05/11/27 (a)	375,000	358,237
3.00%, 06/20/27 (a)	125,000	118,551
2.90%, 09/12/27 (a)	350,000	329,098
3.00%, 11/13/27 (a)	300,000	283,002
1.20%, 02/08/28 (a)	200,000	173,322
4.00%, 05/10/28 (a)	225,000	221,391
Applied Materials, Inc.
3.90%, 10/01/25 (a)	125,000	122,324
3.30%, 04/01/27 (a)	200,000	191,082
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	75,000	72,500
4.00%, 04/01/25 (a)	75,000	72,596
3.88%, 01/12/28 (a)	75,000	69,560
Autodesk, Inc.
4.38%, 06/15/25 (a)	50,000	48,955
3.50%, 06/15/27 (a)	100,000	94,797
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	175,000	169,214
Avnet, Inc.
4.63%, 04/15/26 (a)	100,000	97,050
6.25%, 03/15/28 (a)	75,000	75,860
Baidu, Inc.
4.13%, 06/30/25	200,000	193,722
1.63%, 02/23/27 (a)	200,000	176,002
See financial notes
132Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	90,000	86,564
3.88%, 01/15/27 (a)	450,000	429,520
3.50%, 01/15/28 (a)	150,000	138,677
Broadcom, Inc.
3.63%, 10/15/24 (a)	100,000	97,300
3.15%, 11/15/25 (a)	155,000	147,369
3.46%, 09/15/26 (a)	150,000	141,962
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	94,324
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	50,000	49,214
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	50,000	49,715
4.13%, 05/01/25 (a)	150,000	145,421
2.67%, 12/01/26 (a)	150,000	135,053
4.25%, 04/01/28 (a)	100,000	92,081
CGI, Inc.
1.45%, 09/14/26 (a)	125,000	110,594
Cisco Systems, Inc.
3.50%, 06/15/25	100,000	97,170
2.95%, 02/28/26	125,000	120,079
2.50%, 09/20/26 (a)	225,000	211,000
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	100,000	98,372
5.85%, 07/15/25 (a)	175,000	175,779
6.02%, 06/15/26 (a)	700,000	710,661
4.90%, 10/01/26 (a)	275,000	273,732
6.10%, 07/15/27 (a)	100,000	103,329
5.25%, 02/01/28 (a)	150,000	149,797
DXC Technology Co.
1.80%, 09/15/26 (a)	125,000	108,770
Equifax, Inc.
2.60%, 12/01/24 (a)	125,000	119,301
2.60%, 12/15/25 (a)	75,000	69,871
5.10%, 12/15/27 (a)	100,000	99,141
5.10%, 06/01/28 (a)	100,000	98,709
Equinix, Inc.
2.63%, 11/18/24 (a)	170,000	162,612
1.25%, 07/15/25 (a)	100,000	91,379
1.00%, 09/15/25 (a)	125,000	112,998
1.45%, 05/15/26 (a)	125,000	111,831
2.90%, 11/18/26 (a)	100,000	91,816
1.55%, 03/15/28 (a)	100,000	84,041
2.00%, 05/15/28 (a)	50,000	42,647
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	92,015
Fidelity National Information Services, Inc.
4.50%, 07/15/25	100,000	97,872
1.15%, 03/01/26 (a)	200,000	178,632
4.70%, 07/15/27 (a)	100,000	97,510
1.65%, 03/01/28 (a)	100,000	84,650
Fiserv, Inc.
3.85%, 06/01/25 (a)	150,000	145,624
3.20%, 07/01/26 (a)	300,000	281,691
2.25%, 06/01/27 (a)	150,000	134,945
5.45%, 03/02/28 (a)	100,000	100,603
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	97,809
3.75%, 02/01/26 (a)	100,000	95,374
6.00%, 01/15/28 (a)	75,000	76,400
Fortinet, Inc.
1.00%, 03/15/26 (a)	100,000	89,303
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	50,000	48,141
1.75%, 04/10/26 (a)	100,000	90,080
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	94,041
2.65%, 02/15/25 (a)	150,000	142,355
1.20%, 03/01/26 (a)	175,000	155,598
4.80%, 04/01/26 (a)	125,000	122,318
2.15%, 01/15/27 (a)	100,000	88,952
4.95%, 08/15/27 (a)	75,000	73,182
Hewlett Packard Enterprise Co.
5.90%, 10/01/24	100,000	99,974
4.90%, 10/15/25 (a)	400,000	394,760
1.75%, 04/01/26 (a)	100,000	91,168
HP, Inc.
2.20%, 06/17/25 (a)	150,000	141,086
1.45%, 06/17/26 (a)	175,000	157,258
3.00%, 06/17/27 (a)	150,000	138,537
4.75%, 01/15/28 (a)	125,000	122,121
Intel Corp.
3.40%, 03/25/25 (a)	150,000	145,505
3.70%, 07/29/25 (a)	375,000	364,567
4.88%, 02/10/26	250,000	249,370
2.60%, 05/19/26 (a)	200,000	188,244
3.75%, 03/25/27 (a)	100,000	96,319
3.15%, 05/11/27 (a)	150,000	140,724
3.75%, 08/05/27 (a)	200,000	191,522
4.88%, 02/10/28 (a)	250,000	249,212
International Business Machines Corp.
7.00%, 10/30/25	175,000	182,213
3.45%, 02/19/26	275,000	263,576
3.30%, 05/15/26	500,000	476,695
2.20%, 02/09/27 (a)	100,000	91,096
1.70%, 05/15/27 (a)	200,000	177,468
4.15%, 07/27/27 (a)	100,000	97,251
6.22%, 08/01/27	75,000	78,694
6.50%, 01/15/28	50,000	53,136
4.50%, 02/06/28 (a)	200,000	196,274
Intuit, Inc.
0.95%, 07/15/25 (a)	100,000	91,505
1.35%, 07/15/27 (a)	75,000	65,834
Jabil, Inc.
1.70%, 04/15/26 (a)	75,000	67,149
4.25%, 05/15/27 (a)	75,000	71,657
3.95%, 01/12/28 (a)	100,000	93,796
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	75,000	67,269
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	125,000	123,093
4.60%, 04/06/27 (a)	100,000	98,718
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	100,000	87,069
Lam Research Corp.
3.80%, 03/15/25 (a)	65,000	63,586
3.75%, 03/15/26 (a)	150,000	145,605
Leidos, Inc.
3.63%, 05/15/25 (a)	60,000	57,593
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	90,257
2.45%, 04/15/28 (a)	100,000	87,496
4.88%, 06/22/28 (a)	100,000	97,144
Mastercard, Inc.
2.00%, 03/03/25 (a)	150,000	142,704
2.95%, 11/21/26 (a)	100,000	94,616
3.30%, 03/26/27 (a)	125,000	119,528
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report133

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 02/26/28 (a)	100,000	95,698
4.88%, 03/09/28 (a)	100,000	101,218
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	325,000	315,185
Micron Technology, Inc.
4.98%, 02/06/26 (a)	75,000	73,912
4.19%, 02/15/27 (a)	175,000	167,874
5.38%, 04/15/28 (a)	75,000	74,349
Microsoft Corp.
2.70%, 02/12/25 (a)	315,000	304,006
3.13%, 11/03/25 (a)	500,000	481,430
2.40%, 08/08/26 (a)	600,000	563,256
3.30%, 02/06/27 (a)	600,000	577,482
Moody's Corp.
3.75%, 03/24/25 (a)	100,000	97,343
Motorola Solutions, Inc.
4.00%, 09/01/24	75,000	73,306
4.60%, 02/23/28 (a)	100,000	97,026
NetApp, Inc.
3.30%, 09/29/24 (a)	65,000	62,969
1.88%, 06/22/25 (a)	150,000	139,440
2.38%, 06/22/27 (a)	50,000	45,419
Nokia Oyj
4.38%, 06/12/27	75,000	70,766
NVIDIA Corp.
3.20%, 09/16/26 (a)	175,000	168,695
1.55%, 06/15/28 (a)	100,000	87,370
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	25,000	24,858
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	100,000	94,824
3.88%, 06/18/26 (a)	75,000	72,119
3.15%, 05/01/27 (a)	100,000	92,224
4.40%, 06/01/27 (a)	100,000	96,813
Oracle Corp.
3.40%, 07/08/24 (a)	200,000	195,768
2.95%, 11/15/24 (a)	300,000	289,764
2.50%, 04/01/25 (a)	535,000	508,009
2.95%, 05/15/25 (a)	400,000	381,848
5.80%, 11/10/25	200,000	202,392
1.65%, 03/25/26 (a)	425,000	386,231
2.65%, 07/15/26 (a)	475,000	440,106
2.80%, 04/01/27 (a)	350,000	322,115
3.25%, 11/15/27 (a)	425,000	394,612
2.30%, 03/25/28 (a)	250,000	220,795
4.50%, 05/06/28 (a)	100,000	97,376
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	200,000	192,370
1.65%, 06/01/25 (a)	175,000	163,835
2.65%, 10/01/26 (a)	175,000	162,808
3.90%, 06/01/27 (a)	100,000	96,853
Qorvo, Inc.
1.75%, 12/15/24 (a)(c)	100,000	93,083
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	225,000	218,371
3.25%, 05/20/27 (a)	325,000	308,477
1.30%, 05/20/28 (a)	125,000	106,638
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	75,000	72,026
1.00%, 09/15/25 (a)	125,000	113,776
3.85%, 12/15/25 (a)	25,000	24,013
3.80%, 12/15/26 (a)	100,000	95,810
1.40%, 09/15/27 (a)	150,000	129,380
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
S&P Global, Inc.
2.95%, 01/22/27 (a)	75,000	70,534
2.45%, 03/01/27 (a)	200,000	184,748
Salesforce, Inc.
3.70%, 04/11/28 (a)	250,000	241,455
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	89,598
TD SYNNEX Corp.
1.25%, 08/09/24 (a)	125,000	118,108
1.75%, 08/09/26 (a)	100,000	87,427
Texas Instruments, Inc.
4.70%, 11/18/24	50,000	49,902
1.38%, 03/12/25 (a)	125,000	117,501
1.13%, 09/15/26 (a)	100,000	89,322
2.90%, 11/03/27 (a)	100,000	93,550
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	95,245
Trimble, Inc.
4.75%, 12/01/24 (a)	70,000	68,825
4.90%, 06/15/28 (a)	100,000	97,832
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	200,000	178,360
3.88%, 04/22/27 (a)	200,000	192,436
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	50,000	48,824
3.70%, 02/15/26 (a)	100,000	96,628
3.13%, 08/15/27 (a)	75,000	70,330
VeriSign, Inc.
5.25%, 04/01/25 (a)	100,000	98,987
4.75%, 07/15/27 (a)	100,000	98,354
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	145,672
Visa, Inc.
3.15%, 12/14/25 (a)	600,000	575,382
1.90%, 04/15/27 (a)	200,000	182,454
2.75%, 09/15/27 (a)	200,000	185,912
VMware, Inc.
1.00%, 08/15/24 (a)	225,000	213,073
4.50%, 05/15/25 (a)	100,000	98,003
1.40%, 08/15/26 (a)	275,000	243,006
3.90%, 08/21/27 (a)	200,000	189,920
Western Digital Corp.
4.75%, 02/15/26 (a)	375,000	357,660
Western Union Co.
2.85%, 01/10/25 (a)	100,000	95,298
1.35%, 03/15/26 (a)	100,000	88,623
Workday, Inc.
3.50%, 04/01/27 (a)	175,000	166,049
		34,409,301
Transportation 1.4%
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	69,063	63,860
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	75,000	72,771
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (a)	50,000	48,847
3.00%, 04/01/25 (a)	100,000	96,414
3.65%, 09/01/25 (a)	50,000	48,551
7.00%, 12/15/25	50,000	52,054
Canadian National Railway Co.
2.95%, 11/21/24 (a)	75,000	72,481
2.75%, 03/01/26 (a)	75,000	70,687
See financial notes
134Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	175,000	164,545
2.90%, 02/01/25 (a)	140,000	134,448
1.75%, 12/02/26 (a)	175,000	157,397
4.00%, 06/01/28 (a)	100,000	95,753
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	100,000	96,092
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 04/29/26	118,595	114,921
CSX Corp.
3.40%, 08/01/24 (a)	75,000	73,276
3.35%, 11/01/25 (a)	125,000	119,710
2.60%, 11/01/26 (a)	100,000	92,655
3.25%, 06/01/27 (a)	150,000	141,580
3.80%, 03/01/28 (a)	100,000	95,596
FedEx Corp.
3.25%, 04/01/26 (a)	125,000	119,596
3.40%, 02/15/28 (a)	100,000	93,184
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	100,000	87,251
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	100,000	96,712
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	150,000	141,390
7.80%, 05/15/27	100,000	110,170
Ryder System, Inc.
2.50%, 09/01/24 (a)	70,000	67,302
4.63%, 06/01/25 (a)	100,000	97,939
3.35%, 09/01/25 (a)	90,000	85,624
1.75%, 09/01/26 (a)	25,000	22,308
2.90%, 12/01/26 (a)	100,000	91,686
2.85%, 03/01/27 (a)	100,000	91,535
4.30%, 06/15/27 (a)	50,000	48,136
5.25%, 06/01/28 (a)	100,000	98,813
Southwest Airlines Co.
5.25%, 05/04/25 (a)	225,000	222,977
3.00%, 11/15/26 (a)	50,000	45,976
5.13%, 06/15/27 (a)	300,000	298,050
Union Pacific Corp.
3.25%, 01/15/25 (a)	65,000	63,060
3.75%, 07/15/25 (a)	75,000	72,887
3.25%, 08/15/25 (a)	75,000	72,193
4.75%, 02/21/26 (a)	75,000	74,561
2.75%, 03/01/26 (a)	100,000	94,683
2.15%, 02/05/27 (a)	100,000	91,497
3.00%, 04/15/27 (a)	75,000	70,615
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	115,636	111,663
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	323,408	321,347
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	102,750	98,772
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	100,000	96,522
3.90%, 04/01/25 (a)	200,000	195,880
2.40%, 11/15/26 (a)	100,000	93,666
3.05%, 11/15/27 (a)	150,000	141,427
		5,229,060
		176,438,055

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utility 5.7%
Electric 5.2%
AES Corp.
1.38%, 01/15/26 (a)	150,000	134,046
5.45%, 06/01/28 (a)	100,000	98,331
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	95,828
Ameren Corp.
2.50%, 09/15/24 (a)	50,000	48,018
3.65%, 02/15/26 (a)	175,000	167,039
1.95%, 03/15/27 (a)	100,000	89,051
1.75%, 03/15/28 (a)	50,000	42,968
Ameren Illinois Co.
3.25%, 03/01/25 (a)	50,000	48,341
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	100,000	90,311
5.75%, 11/01/27 (a)	175,000	179,098
3.88%, 02/15/62 (a)(b)	125,000	100,388
Appalachian Power Co.
3.40%, 06/01/25 (a)	75,000	71,948
Arizona Public Service Co.
3.15%, 05/15/25 (a)	125,000	119,770
Avangrid, Inc.
3.15%, 12/01/24 (a)	160,000	153,720
3.20%, 04/15/25 (a)	75,000	71,420
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	30,000	29,024
4.05%, 04/15/25 (a)	200,000	195,340
Black Hills Corp.
3.95%, 01/15/26 (a)	50,000	47,876
3.15%, 01/15/27 (a)	150,000	139,207
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	69,124
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	100,000	96,131
1.45%, 06/01/26 (a)	100,000	89,575
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	75,000	70,493
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	93,720
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	75,000	70,204
2.95%, 08/15/27 (a)	50,000	46,525
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	75,000	67,407
3.20%, 03/15/27 (a)	225,000	212,164
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (a)	100,000	95,405
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	150,000	142,950
5.60%, 03/01/28 (a)	150,000	151,546
Dominion Energy, Inc.
3.07%, 08/15/24 (d)	50,000	48,315
3.30%, 03/15/25 (a)	50,000	48,028
3.90%, 10/01/25 (a)	125,000	120,845
1.45%, 04/15/26 (a)	125,000	112,602
2.85%, 08/15/26 (a)	100,000	92,851
3.60%, 03/15/27 (a)	50,000	47,221
4.25%, 06/01/28 (a)	100,000	95,977
5.75%, 10/01/54 (a)(b)	100,000	95,759
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report135

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DTE Electric Co.
3.38%, 03/01/25 (a)	50,000	48,509
1.90%, 04/01/28 (a)	100,000	87,727
DTE Energy Co.
2.53%, 10/01/24 (d)	100,000	95,785
4.22%, 11/01/24 (d)	175,000	171,334
1.05%, 06/01/25 (a)	150,000	137,500
2.85%, 10/01/26 (a)	100,000	92,251
4.88%, 06/01/28 (a)	100,000	97,891
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	125,000	117,634
Duke Energy Corp.
0.90%, 09/15/25 (a)	100,000	91,057
2.65%, 09/01/26 (a)	250,000	231,322
3.15%, 08/15/27 (a)	100,000	92,558
5.00%, 12/08/27 (a)	150,000	149,257
4.30%, 03/15/28 (a)	150,000	144,379
3.25%, 01/15/82 (a)(b)	75,000	55,991
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	50,000	47,439
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	96,159
Edison International
3.55%, 11/15/24 (a)	75,000	72,602
4.95%, 04/15/25 (a)	90,000	88,468
4.70%, 08/15/25	75,000	73,308
5.75%, 06/15/27 (a)	100,000	100,282
4.13%, 03/15/28 (a)	100,000	93,612
Emera US Finance LP
3.55%, 06/15/26 (a)	125,000	118,419
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	96,810
Entergy Corp.
0.90%, 09/15/25 (a)	125,000	112,465
2.95%, 09/01/26 (a)	150,000	138,564
1.90%, 06/15/28 (a)	100,000	85,381
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	175,000	165,158
5.59%, 10/01/24	50,000	49,984
2.40%, 10/01/26 (a)	100,000	91,787
3.25%, 04/01/28 (a)	100,000	92,106
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	75,000	72,152
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	192,164
Eversource Energy
2.90%, 10/01/24 (a)	75,000	72,191
3.15%, 01/15/25 (a)	75,000	72,215
0.80%, 08/15/25 (a)	50,000	45,125
1.40%, 08/15/26 (a)	75,000	66,786
2.90%, 03/01/27 (a)	100,000	92,353
4.60%, 07/01/27 (a)	100,000	97,718
3.30%, 01/15/28 (a)	100,000	92,167
5.45%, 03/01/28 (a)	150,000	151,095
Exelon Corp.
3.95%, 06/15/25 (a)	125,000	121,146
3.40%, 04/15/26 (a)	150,000	143,026
2.75%, 03/15/27 (a)	125,000	114,602
5.15%, 03/15/28 (a)	150,000	149,628
Florida Power & Light Co.
2.85%, 04/01/25 (a)	200,000	192,490
3.13%, 12/01/25 (a)	100,000	95,777
5.05%, 04/01/28 (a)	200,000	201,666
4.40%, 05/15/28 (a)	100,000	98,158
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fortis, Inc.
3.06%, 10/04/26 (a)	190,000	175,530
Georgia Power Co.
2.20%, 09/15/24 (a)	100,000	95,727
3.25%, 03/30/27 (a)	125,000	116,647
4.65%, 05/16/28 (a)	100,000	98,142
Gulf Power Co.
3.30%, 05/30/27 (a)	50,000	47,339
Iberdrola International BV
5.81%, 03/15/25	50,000	50,286
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	95,295
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	100,000	96,642
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	110,000	106,439
ITC Holdings Corp.
3.25%, 06/30/26 (a)	75,000	71,072
3.35%, 11/15/27 (a)	100,000	93,471
Louisville Gas and Electric Co.
3.30%, 10/01/25 (a)	100,000	96,030
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	125,000	121,717
3.10%, 05/01/27 (a)	75,000	70,166
National Grid PLC
5.60%, 06/12/28 (a)	150,000	150,733
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (a)	50,000	48,110
1.88%, 02/07/25	75,000	70,893
3.25%, 11/01/25 (a)	225,000	214,261
4.45%, 03/13/26 (a)	100,000	98,551
1.00%, 06/15/26 (a)	100,000	88,674
3.05%, 04/25/27 (a)	50,000	46,512
4.80%, 03/15/28 (a)	150,000	148,753
5.25%, 04/20/46 (a)(b)	75,000	70,634
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/24	250,000	245,865
4.45%, 06/20/25	100,000	98,205
1.88%, 01/15/27 (a)	300,000	267,477
3.55%, 05/01/27 (a)	250,000	236,072
4.63%, 07/15/27 (a)	250,000	244,710
4.90%, 02/28/28 (a)	200,000	198,226
1.90%, 06/15/28 (a)	200,000	171,544
4.80%, 12/01/77 (a)(b)	50,000	44,141
3.80%, 03/15/82 (a)(b)	100,000	84,549
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (a)	75,000	71,877
0.55%, 10/01/25 (a)	75,000	67,865
4.30%, 05/15/28 (a)(c)	100,000	97,548
Pacific Gas and Electric Co.
3.40%, 08/15/24 (a)	75,000	72,566
3.50%, 06/15/25 (a)	100,000	94,843
3.45%, 07/01/25	150,000	142,113
3.15%, 01/01/26	375,000	348,240
2.95%, 03/01/26 (a)	100,000	91,937
3.30%, 03/15/27 (a)	100,000	91,228
5.45%, 06/15/27 (a)	100,000	97,444
2.10%, 08/01/27 (a)	100,000	85,908
3.30%, 12/01/27 (a)	125,000	110,292
3.00%, 06/15/28 (a)	100,000	86,653
PECO Energy Co.
3.15%, 10/15/25 (a)	50,000	48,030
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	100,000	91,092
See financial notes
136Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	100,000	94,528
Public Service Electric & Gas Co.
2.25%, 09/15/26 (a)	50,000	46,035
Public Service Electric and Gas Co.
3.70%, 05/01/28 (a)	100,000	95,187
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	100,000	90,524
0.95%, 03/15/26 (a)	100,000	90,374
5.85%, 11/15/27 (a)	100,000	102,255
Puget Energy, Inc.
3.65%, 05/15/25 (a)	75,000	71,869
2.38%, 06/15/28 (a)	125,000	107,875
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	125,000	116,762
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	100,000	93,330
Southern California Edison Co.
3.70%, 08/01/25 (a)	150,000	144,603
1.20%, 02/01/26 (a)	100,000	89,579
4.70%, 06/01/27 (a)	100,000	98,557
5.85%, 11/01/27 (a)	150,000	153,673
5.30%, 03/01/28 (a)	150,000	150,279
Southern Power Co.
4.15%, 12/01/25 (a)	75,000	73,526
0.90%, 01/15/26 (a)	75,000	67,307
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	75,000	67,934
2.75%, 10/01/26 (a)	125,000	115,251
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	100,000	98,783
Tampa Electric Co.
3.88%, 07/12/24	75,000	73,711
The Cleveland Electric Illuminating Co.
5.50%, 08/15/24	50,000	49,933
The Southern Co.
4.48%, 08/01/24 (d)	100,000	98,312
5.15%, 10/06/25	100,000	99,652
3.25%, 07/01/26 (a)	275,000	259,212
5.11%, 08/01/27 (d)	150,000	148,855
4.85%, 06/15/28 (a)	100,000	98,280
4.00%, 01/15/51 (a)(b)	200,000	185,882
3.75%, 09/15/51 (a)(b)	150,000	127,956
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	50,000	47,866
Virginia Electric and Power Co.
3.15%, 01/15/26 (a)	150,000	143,134
2.95%, 11/15/26 (a)	50,000	46,369
3.50%, 03/15/27 (a)	150,000	142,257
3.75%, 05/15/27 (a)	100,000	95,965
3.80%, 04/01/28 (a)	75,000	71,134
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	100,000	98,616
5.15%, 10/01/27 (a)	100,000	100,023
1.38%, 10/15/27 (a)	100,000	85,580
4.75%, 01/15/28 (a)	100,000	97,866
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	95,136
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	100,000	95,894
3.35%, 12/01/26 (a)	75,000	70,560
1.75%, 03/15/27 (a)	100,000	88,701
		18,843,938
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Natural Gas 0.5%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	93,846
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	175,000	175,287
NiSource, Inc.
0.95%, 08/15/25 (a)	200,000	182,678
3.49%, 05/15/27 (a)	150,000	141,528
5.25%, 03/30/28 (a)	150,000	150,187
Sempra Energy
3.30%, 04/01/25 (a)	100,000	96,081
3.25%, 06/15/27 (a)	150,000	138,915
3.40%, 02/01/28 (a)	150,000	138,436
4.13%, 04/01/52 (a)(b)	150,000	121,593
Southern California Gas Co.
3.15%, 09/15/24 (a)	75,000	72,773
3.20%, 06/15/25 (a)	50,000	47,908
2.60%, 06/15/26 (a)	100,000	93,460
2.95%, 04/15/27 (a)	100,000	93,423
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	75,000	70,733
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	99,933
		1,716,781
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	60,000	58,081
2.95%, 09/01/27 (a)	100,000	92,541
		150,622
		20,711,341
Total Corporates (Cost $380,105,237)		359,233,230

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03% (g)	723,674	723,674
Total Short-Term Investments (Cost $723,674)		723,674
Total Investments in Securities (Cost $380,828,911)		359,956,904

See financial notes
Schwab Fixed-Income ETFs | Semiannual Report137

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Short
5 Year US Treasury Notes (CBOT), expires 09/29/23	(4)	(428,375)	4,088

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,704,361 or 0.7% of net assets.

(d)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the annualized 7-day yield.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/23	FACE AMOUNT AT 6/30/23	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
The Charles Schwab Corp.
3.55%, 02/01/24	$69,077	$—	($69,175)	($2,799)	$3,095	($198)	$—	$—	$221
0.75%, 03/18/24	213,987	—	(214,355)	(11,136)	11,635	(131)	—	—	413
3.75%, 04/01/24	29,568	—	(29,480)	(2,317)	2,602	(373)	—	—	378
3.00%, 03/10/25	24,063	—	—	—	(428)	261	23,896	25,000	375
4.20%, 03/24/25	74,208	—	—	—	327	(1,268)	73,267	75,000	1,575
3.63%, 04/01/25	48,759	—	—	—	109	(759)	48,109	50,000	906
3.85%, 05/21/25	92,813	—	—	—	303	(1,399)	91,717	95,000	1,829
3.45%, 02/13/26	29,083	—	—	—	(344)	(328)	28,411	30,000	517
0.90%, 03/11/26	155,168	—	—	—	(563)	83	154,688	175,000	787
1.15%, 05/13/26	133,481	—	(22,150)	(2,906)	2,306	(52)	110,679	125,000	815
3.20%, 03/02/27	47,098	23,099	—	—	(728)	40	69,509	75,000	911
2.45%, 03/03/27	183,036	23,132	(22,682)	(1,753)	(2,578)	691	179,846	200,000	2,593
3.30%, 04/01/27	47,434	—	—	—	(1,083)	42	46,393	50,000	825
3.20%, 01/25/28	—	45,657	—	—	23	67	45,747	50,000	129
2.00%, 03/20/28	—	139,070	—	—	(1,057)	485	138,498	160,000	414
5.64%, 05/19/29	—	149,814	—	—	1,265	2	151,081	150,000	541
Total	$1,147,775	$380,772	($357,842 )	($20,911 )	$14,884	($2,837 )	$1,161,841		$13,229
See financial notes
138Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$359,233,230	$—	$359,233,230
Short-Term Investments[1]	723,674	—	—	723,674
Futures Contracts[2]	4,088	—	—	4,088
Total	$727,762	$359,233,230	$—	$359,960,992

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report139

Schwab 1-5 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $1,239,127)		$1,161,841
Investments in securities, at value - unaffiliated (cost $379,589,784)		358,795,063
Deposit with broker for futures contracts		54,406
Receivables:
Investments sold		6,768,576
Interest		3,417,800
Foreign tax reclaims		11,600
Variation margin on future contracts		4,094
Dividends		2,616
Income from securities on loan	+	227
Total assets		370,216,223

Liabilities
Payables:
Investments bought		6,536,795
Management fees	+	9,015
Total liabilities		6,545,810
Net assets		$363,670,413

Net Assets by Source
Capital received from investors		$389,016,658
Total distributable loss	+	(25,346,245)
Net assets		$363,670,413

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$363,670,413		7,700,000		$47.23

See financial notes
140Schwab Fixed-Income ETFs | Semiannual Report

Schwab 1-5 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated (net of foreign withholding tax of $603)		$5,122,314
Dividends received from securities - unaffiliated		19,274
Interest received from securities - affiliated		10,392
Securities on loan, net	+	505
Total investment income		5,152,485

Expenses
Management fees		55,502
Total expenses	–	55,502
Net investment income		5,096,983

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(6,976)
Net realized losses on sales of securities - unaffiliated		(2,531,934)
Net realized losses on sales of in-kind redemptions - affiliated		(13,935)
Net realized losses on sales of in-kind redemptions - unaffiliated		(634,856)
Net realized losses on futures contracts	+	(10,660)
Net realized losses		(3,198,361)
Net change in unrealized appreciation (depreciation) on securities - affiliated		14,884
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		4,762,563
Net change in unrealized appreciation (depreciation) on futures contracts	+	4,011
Net change in unrealized appreciation (depreciation)	+	4,781,458
Net realized and unrealized gains		1,583,097
Increase in net assets resulting from operations		$6,680,080
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report141

Schwab 1-5 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$5,096,983	$6,088,961
Net realized losses		(3,198,361)	(11,110,517)
Net change in unrealized appreciation (depreciation)	+	4,781,458	(20,747,758)
Increase (decrease) in net assets resulting from operations		$6,680,080	($25,769,314 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($4,298,490 )	($6,101,610 )

TRANSACTIONS IN FUND SHARES
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		450,000	$21,343,487	2,400,000	$114,378,641
Shares redeemed	+	(650,000)	(30,926,607)	(6,550,000)	(321,039,478)
Net transactions in fund shares		(200,000)	($9,583,120 )	(4,150,000)	($206,660,837 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,900,000	$370,871,943	12,050,000	$609,403,704
Total decrease	+	(200,000)	(7,201,530)	(4,150,000)	(238,531,761)
End of period		7,700,000	$363,670,413	7,900,000	$370,871,943
See financial notes
142Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 6/30/23*	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19[1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$43.19	$51.73	$53.69	$50.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.06	1.35	1.02	1.26	0.29
Net realized and unrealized gains (losses)	0.36	(8.55)	(1.98)	3.60	0.04
Total from investment operations	1.42	(7.20)	(0.96)	4.86	0.33
Less distributions:
Distributions from net investment income	(0.64)	(1.34)	(1.00)	(1.24)	(0.26)
Net asset value at end of period	$43.97	$43.19	$51.73	$53.69	$50.07
Total return	3.29%[3]	(14.00%)	(1.80%)	9.83%	0.67%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.04%[5,6]	0.05%[7]	0.05%	0.06%[4,8]
Net investment income (loss)	4.88%[4]	2.97%	1.96%	2.43%	2.61%[4]
Portfolio turnover rate[9]	14%[3]	10%	11%	36%	8%[3]
Net assets, end of period (x 1,000,000)	$5,131	$328	$375	$191	$110

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022 is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended December 31, 2021 is a blended ratio.
[8]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019 is a blended ratio.
[9]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report143

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.5% OF NET ASSETS

Financial Institutions 35.3%
Banking 22.8%
Ally Financial, Inc.
2.20%, 11/02/28 (a)	2,350,000	1,882,162
8.00%, 11/01/31	7,397,000	7,684,438
American Express Co.
4.05%, 05/03/29 (a)	3,025,000	2,881,555
4.99%, 05/26/33 (a)(b)	2,275,000	2,180,542
4.42%, 08/03/33 (a)(b)	3,900,000	3,680,625
5.04%, 05/01/34 (a)	3,500,000	3,430,210
Banco Santander S.A.
3.31%, 06/27/29	3,000,000	2,675,250
3.49%, 05/28/30	3,000,000	2,614,230
2.75%, 12/03/30	4,400,000	3,441,812
2.96%, 03/25/31	2,200,000	1,822,326
3.23%, 11/22/32 (a)(b)	3,000,000	2,380,500
Bank of America Corp.
4.27%, 07/23/29 (a)(b)	8,900,000	8,456,335
3.97%, 02/07/30 (a)(b)	8,800,000	8,165,608
3.19%, 07/23/30 (a)(b)	7,900,000	6,985,575
2.88%, 10/22/30 (a)(b)	5,800,000	5,004,878
2.50%, 02/13/31 (a)(b)	10,200,000	8,543,112
2.59%, 04/29/31 (a)(b)	9,000,000	7,574,940
1.90%, 07/23/31 (a)(b)	8,050,000	6,413,515
1.92%, 10/24/31 (a)(b)	7,325,000	5,812,534
2.65%, 03/11/32 (a)(b)	5,550,000	4,598,785
2.69%, 04/22/32 (a)(b)	13,275,000	11,007,895
2.30%, 07/21/32 (a)(b)	11,000,000	8,798,680
2.57%, 10/20/32 (a)(b)	9,925,000	8,085,997
2.97%, 02/04/33 (a)(b)	11,075,000	9,238,765
4.57%, 04/27/33 (a)(b)	11,900,000	11,208,729
5.02%, 07/22/33 (a)(b)	14,850,000	14,535,477
5.29%, 04/25/34 (a)(b)	14,900,000	14,773,052
2.48%, 09/21/36 (a)(b)	6,100,000	4,661,376
3.85%, 03/08/37 (a)(b)	7,350,000	6,294,907
Bank of Montreal
3.09%, 01/10/37 (a)(b)	3,700,000	2,905,388
Bank of New York Mellon Corp.
1.65%, 07/14/28 (a)	1,700,000	1,458,141
3.00%, 10/30/28 (a)	1,450,000	1,303,318
1.90%, 01/25/29 (a)	1,125,000	940,658
3.85%, 04/26/29 (a)	550,000	525,844
3.30%, 08/23/29 (a)	2,525,000	2,270,581
4.60%, 07/26/30 (a)(b)	1,700,000	1,643,747
1.65%, 01/28/31 (a)	1,400,000	1,126,846
1.80%, 07/28/31 (a)	1,400,000	1,105,216
2.50%, 01/26/32 (a)	1,425,000	1,173,131
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.29%, 06/13/33 (a)(b)	2,150,000	2,039,684
5.83%, 10/25/33 (a)(b)	4,700,000	4,904,497
4.71%, 02/01/34 (a)(b)	2,300,000	2,215,475
4.97%, 04/26/34 (a)(b)	2,800,000	2,739,828
Bank of Nova Scotia
4.85%, 02/01/30	3,700,000	3,574,422
2.15%, 08/01/31	1,975,000	1,577,413
2.45%, 02/02/32	2,575,000	2,103,234
4.59%, 05/04/37 (a)(b)	3,700,000	3,180,483
BankUnited, Inc.
5.13%, 06/11/30 (a)	875,000	675,150
Barclays PLC
5.09%, 06/20/30 (a)(b)	4,450,000	4,053,015
2.65%, 06/24/31 (a)(b)	2,900,000	2,332,586
2.67%, 03/10/32 (a)(b)	3,175,000	2,503,742
2.89%, 11/24/32 (a)(b)	3,700,000	2,915,970
5.75%, 08/09/33 (a)(b)	3,000,000	2,904,660
7.44%, 11/02/33 (a)(b)	6,300,000	6,821,892
6.22%, 05/09/34 (a)(b)	5,550,000	5,535,126
7.12%, 06/27/34 (a)(b)	1,950,000	1,950,371
3.56%, 09/23/35 (a)(b)	3,050,000	2,418,010
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)(c)	2,975,000	2,675,447
Capital One Financial Corp.
3.27%, 03/01/30 (a)(b)	4,250,000	3,625,675
5.25%, 07/26/30 (a)(b)	2,700,000	2,558,601
2.36%, 07/29/32 (a)(b)	3,025,000	2,140,732
2.62%, 11/02/32 (a)(b)	1,500,000	1,155,570
5.27%, 05/10/33 (a)(b)	3,350,000	3,138,313
5.82%, 02/01/34 (a)(b)	3,950,000	3,780,308
6.38%, 06/08/34 (a)(b)	4,200,000	4,173,036
Citigroup, Inc.
4.13%, 07/25/28	6,200,000	5,851,870
3.98%, 03/20/30 (a)(b)	7,425,000	6,884,980
2.98%, 11/05/30 (a)(b)	7,050,000	6,125,040
2.67%, 01/29/31 (a)(b)	6,700,000	5,673,627
4.41%, 03/31/31 (a)(b)	12,000,000	11,307,960
2.57%, 06/03/31 (a)(b)	10,450,000	8,732,020
2.56%, 05/01/32 (a)(b)	8,800,000	7,193,560
6.63%, 06/15/32	2,950,000	3,126,204
2.52%, 11/03/32 (a)(b)	5,050,000	4,080,046
3.06%, 01/25/33 (a)(b)	8,400,000	7,010,892
5.88%, 02/22/33	1,475,000	1,499,869
3.79%, 03/17/33 (a)(b)	9,150,000	8,100,037
4.91%, 05/24/33 (a)(b)	7,400,000	7,170,378
6.27%, 11/17/33 (a)(b)	7,900,000	8,391,301
6.17%, 05/25/34 (a)(b)	9,500,000	9,567,355
Citizens Financial Group, Inc.
2.50%, 02/06/30 (a)	975,000	768,651
3.25%, 04/30/30 (a)	2,300,000	1,898,696
See financial notes
144Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.64%, 09/30/32 (a)	1,950,000	1,382,784
5.64%, 05/21/37 (a)(b)	1,075,000	929,811
Comerica Bank
5.33%, 08/25/33 (a)(b)	1,500,000	1,217,145
Comerica, Inc.
4.00%, 02/01/29 (a)	1,850,000	1,557,534
Credit Suisse USA, Inc.
7.13%, 07/15/32	2,225,000	2,468,371
Deutsche Bank AG
5.88%, 07/08/31 (a)(b)	1,500,000	1,320,795
3.55%, 09/18/31 (a)(b)	4,500,000	3,743,325
3.73%, 01/14/32 (a)(b)	3,600,000	2,719,476
3.04%, 05/28/32 (a)(b)	2,750,000	2,177,065
3.74%, 01/07/33 (a)(b)	3,600,000	2,639,988
7.08%, 02/10/34 (a)(b)	4,400,000	4,055,568
Discover Bank
4.65%, 09/13/28 (a)	2,600,000	2,417,818
2.70%, 02/06/30 (a)	1,550,000	1,249,409
Discover Financial Services
6.70%, 11/29/32 (a)	2,250,000	2,325,915
Fifth Third Bancorp
4.77%, 07/28/30 (a)(b)	3,050,000	2,859,223
4.34%, 04/25/33 (a)(b)	1,775,000	1,572,277
First Horizon Bank
5.75%, 05/01/30 (a)	1,325,000	1,152,790
Goldman Sachs Group, Inc.
2.60%, 02/07/30 (a)	6,075,000	5,203,055
3.80%, 03/15/30 (a)	7,400,000	6,846,924
1.99%, 01/27/32 (a)(b)	7,400,000	5,834,012
2.62%, 04/22/32 (a)(b)	10,925,000	8,962,433
2.38%, 07/21/32 (a)(b)	12,000,000	9,619,800
2.65%, 10/21/32 (a)(b)	8,600,000	7,018,890
6.13%, 02/15/33	3,150,000	3,386,376
3.10%, 02/24/33 (a)(b)	11,800,000	9,974,304
HSBC Holdings PLC
2.21%, 08/17/29 (a)(b)	5,600,000	4,693,248
4.95%, 03/31/30	7,500,000	7,392,600
3.97%, 05/22/30 (a)(b)	8,950,000	8,048,645
2.85%, 06/04/31 (a)(b)	4,500,000	3,752,280
2.36%, 08/18/31 (a)(b)	4,400,000	3,526,116
2.80%, 05/24/32 (a)(b)	8,800,000	7,135,040
2.87%, 11/22/32 (a)(b)	5,450,000	4,406,543
4.76%, 03/29/33 (a)(b)	5,800,000	5,240,764
5.40%, 08/11/33 (a)(b)	7,300,000	7,137,137
8.11%, 11/03/33 (a)(b)	6,000,000	6,656,520
6.25%, 03/09/34 (a)(b)	6,700,000	6,869,979
6.55%, 06/20/34 (a)(b)	6,100,000	6,080,053
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	2,225,000	1,785,585
5.02%, 05/17/33 (a)(b)	1,200,000	1,102,368
2.49%, 08/15/36 (a)(b)	1,665,000	1,195,653
Huntington National Bank
5.65%, 01/10/30 (a)	2,600,000	2,504,814
ING Groep N.V.
4.55%, 10/02/28	3,700,000	3,563,729
4.05%, 04/09/29	2,900,000	2,708,890
2.73%, 04/01/32 (a)(b)	2,200,000	1,816,914
4.25%, 03/28/33 (a)(b)	3,100,000	2,837,275
JPMorgan Chase & Co.
4.20%, 07/23/29 (a)(b)	7,450,000	7,093,741
4.45%, 12/05/29 (a)(b)	7,275,000	6,987,710
3.70%, 05/06/30 (a)(b)	7,350,000	6,755,458
4.57%, 06/14/30 (a)(b)	5,925,000	5,699,198
8.75%, 09/01/30	1,400,000	1,691,830
2.74%, 10/15/30 (a)(b)	11,100,000	9,581,076
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.49%, 03/24/31 (a)(b)	9,575,000	9,202,724
2.52%, 04/22/31 (a)(b)	8,175,000	6,932,972
2.96%, 05/13/31 (a)(b)	8,500,000	7,286,710
1.76%, 11/19/31 (a)(b)	4,150,000	3,289,082
1.95%, 02/04/32 (a)(b)	8,975,000	7,157,832
2.58%, 04/22/32 (a)(b)	9,800,000	8,143,016
2.55%, 11/08/32 (a)(b)	8,900,000	7,302,895
2.96%, 01/25/33 (a)(b)	9,900,000	8,364,807
4.59%, 04/26/33 (a)(b)	8,300,000	7,917,038
4.91%, 07/25/33 (a)(b)	13,400,000	13,109,220
5.72%, 09/14/33 (a)(b)	10,600,000	10,759,106
5.35%, 06/01/34 (a)(b)	7,000,000	7,072,310
KeyBank NA
3.90%, 04/13/29	1,050,000	834,309
4.90%, 08/08/32	2,225,000	1,759,842
5.00%, 01/26/33 (a)	3,050,000	2,636,359
KeyCorp
2.55%, 10/01/29	2,150,000	1,628,819
4.79%, 06/01/33 (a)(b)	2,225,000	1,878,879
Lloyds Banking Group PLC
4.55%, 08/16/28	3,400,000	3,214,768
4.98%, 08/11/33 (a)(b)	3,950,000	3,701,189
7.95%, 11/15/33 (a)(b)	2,900,000	3,145,485
M&T Bank Corp.
5.05%, 01/27/34 (a)(b)	2,950,000	2,697,598
Mitsubishi UFJ Financial Group, Inc.
4.05%, 09/11/28	2,900,000	2,756,102
3.74%, 03/07/29	4,375,000	4,055,669
3.20%, 07/18/29	5,475,000	4,845,265
2.56%, 02/25/30	3,450,000	2,929,878
2.05%, 07/17/30	3,600,000	2,922,156
5.48%, 02/22/31 (a)(b)	1,500,000	1,493,295
2.31%, 07/20/32 (a)(b)	5,400,000	4,306,014
2.49%, 10/13/32 (a)(b)	2,150,000	1,731,395
2.85%, 01/19/33 (a)(b)	2,975,000	2,457,677
4.32%, 04/19/33 (a)(b)	2,050,000	1,899,489
5.13%, 07/20/33 (a)(b)	4,400,000	4,317,984
5.47%, 09/13/33 (a)(b)	2,100,000	2,114,217
5.44%, 02/22/34 (a)(b)	3,700,000	3,691,897
5.41%, 04/19/34 (a)(b)	3,000,000	2,981,100
Mizuho Financial Group, Inc.
4.25%, 09/11/29 (a)(b)	2,800,000	2,624,188
3.26%, 05/22/30 (a)(b)	1,500,000	1,325,670
3.15%, 07/16/30 (a)(b)	2,200,000	1,901,526
2.87%, 09/13/30 (a)(b)	1,475,000	1,251,449
2.59%, 05/25/31 (a)(b)	1,500,000	1,243,050
5.74%, 05/27/31 (a)(b)	2,250,000	2,247,593
2.20%, 07/10/31 (a)(b)	3,200,000	2,560,032
1.98%, 09/08/31 (a)(b)	2,350,000	1,854,503
2.56%, 09/13/31	2,950,000	2,324,335
2.17%, 05/22/32 (a)(b)	2,000,000	1,563,020
2.26%, 07/09/32 (a)(b)	775,000	604,802
5.67%, 09/13/33 (a)(b)	2,400,000	2,420,784
5.75%, 05/27/34 (a)(b)	3,500,000	3,523,205
Morgan Stanley
4.43%, 01/23/30 (a)(b)	8,980,000	8,555,605
2.70%, 01/22/31 (a)(b)	10,000,000	8,529,700
3.62%, 04/01/31 (a)(b)	8,800,000	7,953,176
1.79%, 02/13/32 (a)(b)	8,250,000	6,413,467
7.25%, 04/01/32	3,350,000	3,811,931
1.93%, 04/28/32 (a)(b)	7,250,000	5,661,815
2.24%, 07/21/32 (a)(b)	10,500,000	8,357,055
2.51%, 10/20/32 (a)(b)	7,250,000	5,857,710
2.94%, 01/21/33 (a)(b)	7,050,000	5,871,804
4.89%, 07/20/33 (a)(b)	6,175,000	5,951,465
6.34%, 10/18/33 (a)(b)	8,625,000	9,193,905
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report145

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 04/21/34 (a)(b)	9,850,000	9,726,579
2.48%, 09/16/36 (a)(b)	8,950,000	6,776,671
5.30%, 04/20/37 (a)(b)	5,950,000	5,629,592
5.95%, 01/19/38 (a)(b)	5,900,000	5,823,772
Natwest Group PLC
5.08%, 01/27/30 (a)(b)	5,700,000	5,464,077
4.45%, 05/08/30 (a)(b)	4,150,000	3,821,403
6.02%, 03/02/34 (a)(b)	3,000,000	3,025,740
3.03%, 11/28/35 (a)(b)	2,475,000	1,897,830
NatWest Group PLC
5.81%, 09/13/29 (a)(b)	2,750,000	2,712,628
Northern Trust Corp.
3.65%, 08/03/28 (a)	1,475,000	1,399,583
3.15%, 05/03/29 (a)	1,500,000	1,366,980
1.95%, 05/01/30 (a)	2,950,000	2,432,482
6.13%, 11/02/32 (a)	3,000,000	3,113,040
PNC Bank NA
4.05%, 07/26/28	3,750,000	3,462,300
2.70%, 10/22/29	2,150,000	1,807,140
PNC Financial Services Group, Inc.
3.45%, 04/23/29 (a)	4,350,000	3,934,140
2.55%, 01/22/30 (a)	5,915,000	5,002,020
2.31%, 04/23/32 (a)(b)	3,000,000	2,439,630
4.63%, 06/06/33 (a)(b)	2,700,000	2,485,188
6.04%, 10/28/33 (a)(b)	4,575,000	4,703,374
5.07%, 01/24/34 (a)(b)	4,400,000	4,222,636
Regions Financial Corp.
1.80%, 08/12/28 (a)	1,925,000	1,573,822
Royal Bank of Canada
2.30%, 11/03/31	4,525,000	3,675,114
3.88%, 05/04/32	3,000,000	2,752,950
5.00%, 02/01/33	5,000,000	4,903,550
5.00%, 05/02/33	2,700,000	2,637,846
Santander UK Group Holdings PLC
2.90%, 03/15/32 (a)(b)	1,950,000	1,582,250
State Street Corp.
4.14%, 12/03/29 (a)(b)	1,725,000	1,641,407
2.40%, 01/24/30	2,200,000	1,903,022
2.20%, 03/03/31	2,550,000	2,078,429
3.15%, 03/30/31 (a)(b)	1,450,000	1,279,712
2.62%, 02/07/33 (a)(b)	1,950,000	1,637,942
4.42%, 05/13/33 (a)(b)	1,450,000	1,387,360
4.16%, 08/04/33 (a)(b)	2,200,000	2,048,772
4.82%, 01/26/34 (a)(b)	2,150,000	2,092,939
5.16%, 05/18/34 (a)(b)	2,850,000	2,836,007
3.03%, 11/01/34 (a)(b)	1,475,000	1,257,364
Sumitomo Mitsui Financial Group, Inc.
3.94%, 07/19/28	2,050,000	1,920,399
1.90%, 09/17/28	6,300,000	5,301,828
4.31%, 10/16/28	1,475,000	1,398,949
2.47%, 01/14/29	1,500,000	1,285,500
3.04%, 07/16/29	7,400,000	6,473,446
3.20%, 09/17/29	1,600,000	1,403,056
2.72%, 09/27/29	1,450,000	1,239,765
5.71%, 01/13/30	3,950,000	4,005,932
2.75%, 01/15/30	3,900,000	3,365,544
2.13%, 07/08/30	4,400,000	3,585,252
2.14%, 09/23/30	2,500,000	1,995,375
1.71%, 01/12/31	1,400,000	1,091,174
2.22%, 09/17/31	2,900,000	2,317,999
5.77%, 01/13/33	5,400,000	5,562,378
Synchrony Financial
5.15%, 03/19/29 (a)	1,935,000	1,761,314
2.88%, 10/28/31 (a)	2,225,000	1,615,951
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toronto-Dominion Bank
2.00%, 09/10/31	2,850,000	2,264,838
2.45%, 01/12/32	1,625,000	1,332,955
3.20%, 03/10/32	4,325,000	3,742,552
4.46%, 06/08/32	6,000,000	5,702,760
Truist Bank
2.25%, 03/11/30 (a)	3,750,000	2,990,513
Truist Financial Corp.
3.88%, 03/19/29 (a)	2,175,000	1,951,367
1.95%, 06/05/30 (a)	2,050,000	1,632,579
4.92%, 07/28/33 (a)(b)	2,950,000	2,697,687
6.12%, 10/28/33 (a)(b)	2,700,000	2,756,106
5.12%, 01/26/34 (a)(b)	4,600,000	4,363,606
5.87%, 06/08/34 (a)(b)	4,250,000	4,253,680
US Bancorp
3.00%, 07/30/29 (a)	3,100,000	2,632,458
1.38%, 07/22/30 (a)	4,200,000	3,219,846
2.68%, 01/27/33 (a)(b)	2,750,000	2,210,285
4.97%, 07/22/33 (a)(b)	3,925,000	3,567,432
5.85%, 10/21/33 (a)(b)	4,450,000	4,476,655
4.84%, 02/01/34 (a)(b)	5,850,000	5,484,667
5.84%, 06/12/34 (a)(b)	4,500,000	4,534,626
2.49%, 11/03/36 (a)(b)	3,750,000	2,749,800
Webster Financial Corp.
4.10%, 03/25/29 (a)	900,000	779,967
Wells Fargo & Co.
4.15%, 01/24/29 (a)	6,952,000	6,591,122
7.95%, 11/15/29	925,000	1,023,235
2.88%, 10/30/30 (a)(b)	10,650,000	9,216,403
2.57%, 02/11/31 (a)(b)	8,300,000	7,040,226
4.48%, 04/04/31 (a)(b)	8,000,000	7,618,640
3.35%, 03/02/33 (a)(b)	12,225,000	10,482,326
4.90%, 07/25/33 (a)(b)	12,500,000	11,994,625
5.39%, 04/24/34 (a)	11,150,000	11,090,236
Westpac Banking Corp.
1.95%, 11/20/28	3,550,000	3,046,823
2.65%, 01/16/30	2,170,000	1,918,258
2.15%, 06/03/31	3,075,000	2,585,368
5.41%, 08/10/33 (a)(b)	3,000,000	2,840,670
4.11%, 07/24/34 (a)(b)	3,650,000	3,190,282
2.67%, 11/15/35 (a)(b)	4,525,000	3,474,385
3.02%, 11/18/36 (a)(b)	3,750,000	2,875,425
Wintrust Financial Corp.
4.85%, 06/06/29	875,000	785,943
Zions Bancorp NA
3.25%, 10/29/29 (a)	1,400,000	1,032,206
		1,172,409,253
Brokerage/Asset Managers/Exchanges 2.0%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	1,060,000	897,640
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	1,535,000	1,472,433
5.15%, 05/15/33 (a)	2,250,000	2,241,518
BlackRock, Inc.
3.25%, 04/30/29 (a)	2,625,000	2,442,405
2.40%, 04/30/30 (a)	2,970,000	2,576,831
1.90%, 01/28/31 (a)	3,730,000	3,062,255
2.10%, 02/25/32 (a)	3,380,000	2,730,296
4.75%, 05/25/33 (a)	3,500,000	3,445,085
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	1,250,000	1,270,000
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	1,740,000	1,357,705
See financial notes
146Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brookfield Finance, Inc.
4.85%, 03/29/29 (a)	3,175,000	3,053,683
4.35%, 04/15/30 (a)	2,295,000	2,128,406
2.72%, 04/15/31 (a)	1,450,000	1,188,971
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	1,550,000	1,226,267
3.00%, 03/16/32 (a)	915,000	786,122
CI Financial Corp.
3.20%, 12/17/30 (a)	2,960,000	2,223,552
CME Group, Inc.
2.65%, 03/15/32 (a)	2,240,000	1,908,861
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	2,460,000	1,939,415
Intercontinental Exchange, Inc.
3.75%, 09/21/28 (a)	1,756,000	1,671,677
4.35%, 06/15/29 (a)	3,660,000	3,587,020
2.10%, 06/15/30 (a)	3,790,000	3,172,192
1.85%, 09/15/32 (a)	4,565,000	3,519,798
4.60%, 03/15/33 (a)	4,540,000	4,402,847
Jefferies Financial Group, Inc.
4.15%, 01/23/30	3,010,000	2,716,314
2.63%, 10/15/31 (a)	3,045,000	2,371,750
2.75%, 10/15/32 (a)	1,620,000	1,253,378
Lazard Group LLC
4.50%, 09/19/28 (a)	1,610,000	1,527,713
4.38%, 03/11/29 (a)	1,535,000	1,430,144
Nasdaq, Inc.
1.65%, 01/15/31 (a)	1,875,000	1,456,688
Nomura Holdings, Inc.
2.17%, 07/14/28	3,100,000	2,617,113
2.71%, 01/22/29	1,400,000	1,184,834
5.61%, 07/06/29	1,750,000	1,727,600
3.10%, 01/16/30	4,360,000	3,727,233
2.68%, 07/16/30	3,200,000	2,619,936
2.61%, 07/14/31	2,950,000	2,344,807
3.00%, 01/22/32	2,320,000	1,881,613
6.18%, 01/18/33	2,250,000	2,321,797
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	1,510,000	1,474,153
Stifel Financial Corp.
4.00%, 05/15/30 (a)	1,225,000	1,054,774
The Charles Schwab Corp.
4.00%, 02/01/29 (a)(d)	1,725,000	1,622,552
3.25%, 05/22/29 (a)(d)	1,750,000	1,546,913
2.75%, 10/01/29 (a)(d)	1,275,000	1,087,244
4.63%, 03/22/30 (a)(d)	1,450,000	1,424,335
1.65%, 03/11/31 (a)(d)	2,175,000	1,674,293
2.30%, 05/13/31 (a)(d)	2,175,000	1,734,932
1.95%, 12/01/31 (a)(d)	2,485,000	1,895,136
2.90%, 03/03/32 (a)(d)	2,945,000	2,440,374
5.85%, 05/19/34 (a)(b)	3,500,000	3,555,405
		100,996,010
Finance Companies 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (a)	10,910,000	9,472,935
3.30%, 01/30/32 (a)	12,225,000	9,999,683
Air Lease Corp.
2.10%, 09/01/28 (a)	1,000,000	832,830
4.63%, 10/01/28 (a)	1,500,000	1,411,245
3.25%, 10/01/29 (a)	1,710,000	1,486,144
3.00%, 02/01/30 (a)	1,950,000	1,634,861
3.13%, 12/01/30 (a)	2,275,000	1,898,692
2.88%, 01/15/32 (a)	2,305,000	1,855,110
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ares Capital Corp.
3.20%, 11/15/31 (a)	2,190,000	1,679,971
Blackstone Private Credit Fund
4.00%, 01/15/29 (a)	1,940,000	1,654,510
Blackstone Secured Lending Fund
2.85%, 09/30/28 (a)	1,865,000	1,531,855
FS KKR Capital Corp.
3.13%, 10/12/28 (a)	2,290,000	1,866,831
GATX Corp.
4.55%, 11/07/28 (a)	1,000,000	956,650
4.70%, 04/01/29 (a)	1,465,000	1,405,419
4.00%, 06/30/30 (a)	1,460,000	1,336,002
1.90%, 06/01/31 (a)	600,000	461,214
3.50%, 06/01/32 (a)	1,670,000	1,431,073
4.90%, 03/15/33 (a)	1,170,000	1,113,161
Prospect Capital Corp.
3.44%, 10/15/28 (a)	890,000	686,261
		42,714,447
Financial Other 0.1%
ORIX Corp.
2.25%, 03/09/31 (c)	1,425,000	1,175,198
4.00%, 04/13/32	1,400,000	1,298,808
5.20%, 09/13/32	1,650,000	1,672,654
		4,146,660
Insurance 5.0%
ACE Capital Trust II
9.70%, 04/01/30	1,000,000	1,196,670
Aflac, Inc.
3.60%, 04/01/30 (a)	3,270,000	3,013,959
Alleghany Corp.
3.63%, 05/15/30 (a)	1,455,000	1,353,252
Allstate Corp.
1.45%, 12/15/30 (a)	1,785,000	1,389,373
5.25%, 03/30/33 (a)	2,400,000	2,395,656
5.35%, 06/01/33	750,000	752,978
American Financial Group, Inc.
5.25%, 04/02/30 (a)	875,000	856,984
American International Group, Inc.
3.40%, 06/30/30 (a)	1,610,000	1,428,376
5.13%, 03/27/33 (a)	2,350,000	2,297,125
Anthem, Inc.
2.88%, 09/15/29 (a)	2,510,000	2,216,230
2.25%, 05/15/30 (a)	3,290,000	2,760,968
2.55%, 03/15/31 (a)	2,960,000	2,492,912
4.10%, 05/15/32 (a)	1,750,000	1,634,255
Aon Corp.
4.50%, 12/15/28 (a)	1,025,000	986,778
3.75%, 05/02/29 (a)	2,190,000	2,027,984
2.80%, 05/15/30 (a)	2,965,000	2,573,561
2.05%, 08/23/31 (a)	1,165,000	930,870
5.00%, 09/12/32 (a)	1,535,000	1,517,194
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31 (a)	1,450,000	1,199,600
5.35%, 02/28/33 (a)	2,350,000	2,373,711
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	1,160,000	928,325
5.50%, 03/02/33 (a)	1,120,000	1,126,933
Assurant, Inc.
3.70%, 02/22/30 (a)	1,115,000	964,196
2.65%, 01/15/32 (a)	1,015,000	762,072
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report147

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	1,650,000	1,396,016
Athene Holding Ltd.
6.15%, 04/03/30 (a)	1,460,000	1,465,942
3.50%, 01/15/31 (a)	1,600,000	1,322,160
6.65%, 02/01/33 (a)	1,275,000	1,299,582
AXA S.A.
8.60%, 12/15/30	1,300,000	1,568,346
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	875,000	800,398
4.90%, 01/15/40 (a)(b)	75,000	59,843
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	1,445,000	1,230,707
1.45%, 10/15/30 (a)	2,240,000	1,825,197
2.88%, 03/15/32 (a)	3,105,000	2,736,778
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)	1,995,000	1,938,222
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	1,035,000	978,386
2.38%, 03/15/31 (a)	2,140,000	1,730,875
4.20%, 03/17/32 (a)	1,800,000	1,621,278
Centene Corp.
2.45%, 07/15/28 (a)	6,780,000	5,821,037
4.63%, 12/15/29 (a)	10,220,000	9,438,783
3.38%, 02/15/30 (a)	5,920,000	5,098,304
3.00%, 10/15/30 (a)	6,500,000	5,431,075
2.50%, 03/01/31 (a)	6,480,000	5,171,753
2.63%, 08/01/31 (a)	3,760,000	3,006,233
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	3,005,000	2,387,653
CNA Financial Corp.
3.90%, 05/01/29 (a)	1,460,000	1,348,047
2.05%, 08/15/30 (a)	1,445,000	1,158,457
5.50%, 06/15/33 (a)	1,200,000	1,175,004
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	1,275,000	1,208,636
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)	3,160,000	2,863,560
3.90%, 04/05/32 (a)	4,570,000	3,988,787
Elevance Health, Inc.
5.50%, 10/15/32 (a)	1,925,000	1,980,190
4.75%, 02/15/33 (a)	2,980,000	2,901,745
Enstar Group Ltd.
4.95%, 06/01/29 (a)	1,885,000	1,762,588
3.10%, 09/01/31 (a)	1,790,000	1,406,546
Equitable Holdings, Inc.
5.59%, 01/11/33 (a)	1,550,000	1,525,649
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (a)	2,005,000	1,882,073
3.38%, 03/03/31 (a)	1,755,000	1,484,133
5.63%, 08/16/32 (a)	2,490,000	2,415,773
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	1,410,000	1,344,886
3.40%, 06/15/30 (a)	1,900,000	1,665,103
2.45%, 03/15/31 (a)	1,845,000	1,453,989
First American Financial Corp.
4.00%, 05/15/30 (a)	1,410,000	1,243,366
2.40%, 08/15/31 (a)	1,890,000	1,442,051
Globe Life, Inc.
4.55%, 09/15/28 (a)	1,700,000	1,645,124
2.15%, 08/15/30 (a)	1,160,000	915,472
4.80%, 06/15/32 (a)	1,170,000	1,126,382
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	870,000	690,014
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	1,855,000	1,604,853
Humana, Inc.
3.70%, 03/23/29 (a)	2,290,000	2,099,220
3.13%, 08/15/29 (a)	1,505,000	1,330,330
4.88%, 04/01/30 (a)	1,560,000	1,529,377
2.15%, 02/03/32 (a)	2,215,000	1,748,809
5.88%, 03/01/33 (a)	2,310,000	2,400,691
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	1,450,000	1,122,213
5.67%, 06/08/32 (a)(c)	1,050,000	1,001,259
Kemper Corp.
2.40%, 09/30/30 (a)	1,300,000	1,026,376
3.80%, 02/23/32 (a)	1,365,000	1,134,561
Lincoln National Corp.
3.05%, 01/15/30 (a)	1,500,000	1,240,365
3.40%, 01/15/31 (a)	1,750,000	1,482,320
3.40%, 03/01/32 (a)	860,000	700,135
Loews Corp.
3.20%, 05/15/30 (a)	1,460,000	1,301,269
Manulife Financial Corp.
3.70%, 03/16/32 (a)	2,240,000	2,041,626
Markel Corp.
3.35%, 09/17/29 (a)	870,000	781,190
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 (a)	4,490,000	4,364,145
2.25%, 11/15/30 (a)	2,275,000	1,894,916
2.38%, 12/15/31 (a)	1,160,000	951,142
5.75%, 11/01/32 (a)	1,460,000	1,536,606
MetLife, Inc.
4.55%, 03/23/30 (a)	3,275,000	3,210,777
6.50%, 12/15/32	1,760,000	1,946,226
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	1,460,000	1,340,762
4.50%, 10/01/50 (a)(b)	200,000	168,726
Primerica, Inc.
2.80%, 11/19/31 (a)	1,800,000	1,493,478
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	1,465,000	1,345,060
2.13%, 06/15/30 (a)	1,950,000	1,587,163
5.38%, 03/15/33 (a)	1,270,000	1,264,323
Progressive Corp.
4.95%, 06/15/33 (a)	1,250,000	1,242,100
Prudential Financial, Inc.
2.10%, 03/10/30 (a)	1,450,000	1,226,802
5.70%, 09/15/48 (a)(b)	2,975,000	2,864,508
3.70%, 10/01/50 (a)(b)	2,425,000	2,040,880
5.13%, 03/01/52 (a)(b)	2,910,000	2,621,008
6.00%, 09/01/52 (a)(b)	3,625,000	3,473,040
6.75%, 03/01/53 (a)(b)	1,610,000	1,621,801
Prudential Funding Asia PLC
3.13%, 04/14/30	2,910,000	2,579,686
3.63%, 03/24/32 (a)	150,000	133,986
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	2,150,000	1,962,068
3.15%, 06/15/30 (a)	1,755,000	1,508,335
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	1,170,000	1,042,482
5.75%, 06/05/33 (a)	2,000,000	1,960,280
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	1,600,000	1,227,216
The Progressive Corp.
4.00%, 03/01/29 (a)	1,710,000	1,641,651
6.63%, 03/01/29	900,000	974,520
See financial notes
148Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 03/26/30 (a)	1,605,000	1,440,680
3.00%, 03/15/32 (a)	1,460,000	1,278,580
6.25%, 12/01/32	1,180,000	1,280,996
Travelers Property Casualty Corp.
6.38%, 03/15/33	1,500,000	1,657,365
UnitedHealth Group, Inc.
3.88%, 12/15/28	2,480,000	2,382,511
4.25%, 01/15/29 (a)	3,750,000	3,649,162
4.00%, 05/15/29 (a)	2,685,000	2,569,975
2.88%, 08/15/29	3,025,000	2,724,769
5.30%, 02/15/30 (a)	3,760,000	3,853,812
2.00%, 05/15/30	3,630,000	3,060,199
2.30%, 05/15/31 (a)	4,455,000	3,769,375
4.20%, 05/15/32 (a)	4,515,000	4,312,141
5.35%, 02/15/33 (a)	5,900,000	6,134,820
4.50%, 04/15/33 (a)	4,525,000	4,414,454
Unum Group
4.00%, 06/15/29 (a)	1,470,000	1,355,252
Willis North America, Inc.
4.50%, 09/15/28 (a)	1,750,000	1,671,530
2.95%, 09/15/29 (a)	2,360,000	2,038,049
5.35%, 05/15/33 (a)	2,200,000	2,147,750
		255,645,806
REITs 4.6%
Agree LP
2.90%, 10/01/30 (a)	1,010,000	843,360
4.80%, 10/01/32 (a)	900,000	838,611
2.60%, 06/15/33 (a)	250,000	193,138
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 (a)	900,000	853,434
2.75%, 12/15/29 (a)	1,160,000	988,250
4.70%, 07/01/30 (a)	1,310,000	1,248,286
4.90%, 12/15/30 (a)	2,200,000	2,134,154
3.38%, 08/15/31 (a)	2,240,000	1,924,429
2.00%, 05/18/32 (a)	2,605,000	1,974,590
1.88%, 02/01/33 (a)	3,010,000	2,207,052
American Assets Trust LP
3.38%, 02/01/31 (a)	1,600,000	1,256,400
American Homes 4 Rent LP
4.90%, 02/15/29 (a)	1,220,000	1,172,164
2.38%, 07/15/31 (a)	1,300,000	1,039,766
3.63%, 04/15/32 (a)	1,825,000	1,583,881
AvalonBay Communities, Inc.
1.90%, 12/01/28 (a)	1,160,000	985,234
3.30%, 06/01/29 (a)	1,360,000	1,239,150
2.30%, 03/01/30 (a)	2,040,000	1,713,926
2.45%, 01/15/31 (a)	1,745,000	1,466,690
2.05%, 01/15/32 (a)	2,035,000	1,637,015
5.00%, 02/15/33 (a)	1,050,000	1,048,100
Boston Properties LP
4.50%, 12/01/28 (a)	3,100,000	2,861,548
3.40%, 06/21/29 (a)	2,010,000	1,696,179
2.90%, 03/15/30 (a)	2,085,000	1,687,787
3.25%, 01/30/31 (a)	3,755,000	3,057,246
2.55%, 04/01/32 (a)	2,625,000	1,981,639
Brandywine Operating Partnership LP
4.55%, 10/01/29 (a)	1,010,000	743,673
Brixmor Operating Partnership LP
4.13%, 05/15/29 (a)	2,285,000	2,044,915
4.05%, 07/01/30 (a)	2,335,000	2,111,190
2.50%, 08/16/31 (a)	1,440,000	1,124,698
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	1,075,000	776,279
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Camden Property Trust
4.10%, 10/15/28 (a)	1,175,000	1,117,836
3.15%, 07/01/29 (a)	1,795,000	1,598,842
2.80%, 05/15/30 (a)	2,290,000	1,995,712
Corporate Office Properties LP
2.00%, 01/15/29 (a)	1,230,000	942,352
2.75%, 04/15/31 (a)	1,765,000	1,347,189
CubeSmart LP
2.25%, 12/15/28 (a)	1,690,000	1,428,202
4.38%, 02/15/29 (a)	1,025,000	963,121
3.00%, 02/15/30 (a)	1,115,000	957,674
2.00%, 02/15/31 (a)	1,305,000	1,020,915
2.50%, 02/15/32 (a)	1,450,000	1,153,606
Digital Realty Trust LP
4.45%, 07/15/28 (a)	1,970,000	1,853,593
3.60%, 07/01/29 (a)	2,675,000	2,384,575
EPR Properties
3.75%, 08/15/29 (a)	1,495,000	1,222,103
3.60%, 11/15/31 (a)	1,280,000	1,001,459
ERP Operating LP
4.15%, 12/01/28 (a)	1,300,000	1,235,897
3.00%, 07/01/29 (a)	1,750,000	1,545,635
2.50%, 02/15/30 (a)	1,755,000	1,497,243
1.85%, 08/01/31 (a)	1,450,000	1,144,500
Essential Properties LP
2.95%, 07/15/31 (a)	1,200,000	900,720
Essex Portfolio LP
4.00%, 03/01/29 (a)	1,600,000	1,481,104
3.00%, 01/15/30 (a)	1,500,000	1,286,670
1.65%, 01/15/31 (a)	865,000	657,487
2.55%, 06/15/31 (a)	860,000	696,505
2.65%, 03/15/32 (a)	1,885,000	1,521,308
Extra Space Storage LP
3.90%, 04/01/29 (a)	1,200,000	1,094,760
5.50%, 07/01/30 (a)	1,300,000	1,290,928
2.55%, 06/01/31 (a)	1,310,000	1,062,266
2.35%, 03/15/32 (a)	1,735,000	1,359,962
Federal Realty Investment Trust
3.20%, 06/15/29 (a)	1,165,000	1,011,546
Federal Realty OP LP
3.50%, 06/01/30 (a)	1,165,000	1,016,800
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	1,895,000	1,620,092
2.40%, 03/15/30 (a)	125,000	100,253
2.00%, 03/15/31 (a)	2,395,000	1,842,689
Healthpeak Properties, Inc.
2.13%, 12/01/28 (a)	1,600,000	1,356,832
3.50%, 07/15/29 (a)	1,895,000	1,702,866
3.00%, 01/15/30 (a)	2,390,000	2,079,037
2.88%, 01/15/31 (a)	1,755,000	1,484,905
5.25%, 12/15/32 (a)	1,620,000	1,584,684
Highwoods Realty LP
4.20%, 04/15/29 (a)	1,175,000	999,161
3.05%, 02/15/30 (a)	1,265,000	1,001,273
2.60%, 02/01/31 (a)	1,150,000	847,079
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	1,995,000	1,711,530
3.50%, 09/15/30 (a)	2,190,000	1,861,040
2.90%, 12/15/31 (a)	1,400,000	1,109,094
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	1,500,000	1,065,585
3.25%, 01/15/30 (a)	1,210,000	768,604
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report149

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	1,750,000	1,492,697
2.00%, 08/15/31 (a)	1,875,000	1,455,356
4.15%, 04/15/32 (a)	1,900,000	1,715,966
Kilroy Realty LP
4.75%, 12/15/28 (a)	1,200,000	1,068,144
4.25%, 08/15/29 (a)	1,180,000	1,013,172
3.05%, 02/15/30 (a)	1,515,000	1,191,699
2.50%, 11/15/32 (a)	1,275,000	893,648
Kimco Realty Corp.
2.70%, 10/01/30 (a)	1,500,000	1,240,320
2.25%, 12/01/31 (a)	1,450,000	1,130,884
3.20%, 04/01/32 (a)	1,855,000	1,541,913
Kimco Realty OP LLC
4.60%, 02/01/33 (a)	1,900,000	1,760,635
Lexington Realty Trust
2.70%, 09/15/30 (a)	1,185,000	947,016
Life Storage LP
4.00%, 06/15/29 (a)	1,020,000	925,477
2.20%, 10/15/30 (a)	1,235,000	989,519
2.40%, 10/15/31 (a)	1,745,000	1,384,413
LXP Industrial Trust
2.38%, 10/01/31 (a)	1,145,000	871,265
Mid-America Apartments LP
3.95%, 03/15/29 (a)	1,930,000	1,822,981
2.75%, 03/15/30 (a)	870,000	760,319
1.70%, 02/15/31 (a)	1,300,000	1,030,458
National Health Investors, Inc.
3.00%, 02/01/31 (a)	1,220,000	941,498
National Retail Properties, Inc.
4.30%, 10/15/28 (a)	1,200,000	1,121,244
2.50%, 04/15/30 (a)	1,155,000	962,565
Omega Healthcare Investors, Inc.
3.63%, 10/01/29 (a)	1,475,000	1,212,775
3.38%, 02/01/31 (a)	2,100,000	1,669,332
3.25%, 04/15/33 (a)	2,100,000	1,566,306
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	1,015,000	756,388
Physicians Realty LP
2.63%, 11/01/31 (a)	1,555,000	1,213,429
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	940,000	687,939
2.75%, 04/01/32 (a)	865,000	589,030
Prologis LP
3.88%, 09/15/28 (a)	670,000	634,778
4.00%, 09/15/28 (a)	1,260,000	1,210,948
4.38%, 02/01/29 (a)	925,000	889,924
2.88%, 11/15/29 (a)	1,065,000	936,060
2.25%, 04/15/30 (a)	3,205,000	2,725,788
1.75%, 07/01/30 (a)	950,000	767,220
1.25%, 10/15/30 (a)	2,165,000	1,683,937
1.75%, 02/01/31 (a)	1,280,000	1,022,618
1.63%, 03/15/31 (a)	1,165,000	921,993
2.25%, 01/15/32 (a)	1,410,000	1,140,211
4.63%, 01/15/33 (a)	2,000,000	1,955,920
4.75%, 06/15/33 (a)	2,500,000	2,445,250
Public Storage
1.95%, 11/09/28 (a)	1,740,000	1,495,391
3.39%, 05/01/29 (a)	1,460,000	1,351,026
2.30%, 05/01/31 (a)	1,895,000	1,582,818
2.25%, 11/09/31 (a)	1,700,000	1,396,023
Realty Income Corp.
4.70%, 12/15/28 (a)	1,400,000	1,360,506
3.25%, 06/15/29 (a)	1,460,000	1,306,612
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 12/15/29 (a)	1,740,000	1,525,493
4.85%, 03/15/30 (a)	1,950,000	1,891,890
3.25%, 01/15/31 (a)	2,820,000	2,467,331
5.63%, 10/13/32 (a)	2,300,000	2,335,075
2.85%, 12/15/32 (a)	2,040,000	1,664,905
1.80%, 03/15/33 (a)	1,150,000	839,477
Regency Centers LP
2.95%, 09/15/29 (a)	1,240,000	1,065,842
3.70%, 06/15/30 (a)	1,755,000	1,574,744
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	1,165,000	1,057,762
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	1,190,000	944,336
2.15%, 09/01/31 (a)	1,150,000	899,346
Sabra Health Care LP
3.90%, 10/15/29 (a)	1,045,000	856,022
3.20%, 12/01/31 (a)	2,325,000	1,737,612
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	1,150,000	896,345
2.85%, 01/15/32 (a)	1,020,000	786,063
Simon Property Group LP
2.45%, 09/13/29 (a)	3,730,000	3,151,029
2.65%, 07/15/30 (a)	2,185,000	1,862,144
2.20%, 02/01/31 (a)	2,190,000	1,760,629
2.25%, 01/15/32 (a)	1,970,000	1,541,505
2.65%, 02/01/32 (a)	2,125,000	1,732,704
5.50%, 03/08/33 (a)	2,100,000	2,088,429
Spirit Realty LP
4.00%, 07/15/29 (a)	1,160,000	1,028,456
3.40%, 01/15/30 (a)	1,505,000	1,284,984
3.20%, 02/15/31 (a)	1,310,000	1,073,820
2.70%, 02/15/32 (a)	1,015,000	777,013
STORE Capital Corp.
4.63%, 03/15/29 (a)	1,065,000	899,446
2.75%, 11/18/30 (a)	1,015,000	736,108
2.70%, 12/01/31 (a)	1,150,000	798,997
Sun Communities Operating LP
2.30%, 11/01/28 (a)	1,365,000	1,150,954
2.70%, 07/15/31 (a)	2,290,000	1,812,146
4.20%, 04/15/32 (a)	1,750,000	1,532,335
5.70%, 01/15/33 (a)	1,170,000	1,147,641
Tanger Properties LP
2.75%, 09/01/31 (a)	1,300,000	945,503
UDR, Inc.
4.40%, 01/26/29 (a)	925,000	870,934
3.20%, 01/15/30 (a)	1,750,000	1,551,270
3.00%, 08/15/31 (a)	1,755,000	1,493,856
2.10%, 08/01/32 (a)	1,295,000	985,715
1.90%, 03/15/33 (a)	1,000,000	740,150
2.10%, 06/15/33 (a)	400,000	296,664
Ventas Realty LP
4.40%, 01/15/29 (a)	2,300,000	2,152,156
3.00%, 01/15/30 (a)	1,935,000	1,658,450
4.75%, 11/15/30 (a)	1,510,000	1,432,250
2.50%, 09/01/31 (a)	1,450,000	1,152,243
Vornado Realty LP
3.40%, 06/01/31 (a)	1,070,000	777,730
Welltower, Inc.
2.05%, 01/15/29 (a)	1,445,000	1,206,199
4.13%, 03/15/29 (a)	1,705,000	1,587,372
3.10%, 01/15/30 (a)	2,240,000	1,951,578
2.75%, 01/15/31 (a)	1,790,000	1,477,931
2.80%, 06/01/31 (a)	2,290,000	1,900,975
2.75%, 01/15/32 (a)	1,450,000	1,172,905
3.85%, 06/15/32 (a)	1,605,000	1,419,093
See financial notes
150Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WP Carey, Inc.
3.85%, 07/15/29 (a)	1,025,000	929,757
2.40%, 02/01/31 (a)	1,950,000	1,569,301
2.45%, 02/01/32 (a)	1,015,000	801,140
2.25%, 04/01/33 (a)	750,000	566,100
		235,701,284
		1,811,613,460

Industrial 55.2%
Basic Industry 2.9%
Air Products and Chemicals, Inc.
2.05%, 05/15/30 (a)	2,650,000	2,255,203
4.80%, 03/03/33 (a)	1,825,000	1,844,308
Albemarle Corp.
5.05%, 06/01/32 (a)	1,875,000	1,819,631
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	2,200,000	1,929,708
3.75%, 10/01/30 (a)	2,050,000	1,756,030
ArcelorMittal S.A.
4.25%, 07/16/29 (c)	1,500,000	1,420,890
6.80%, 11/29/32 (a)	2,950,000	3,032,482
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (a)	2,200,000	2,194,346
Cabot Corp.
4.00%, 07/01/29 (a)	900,000	837,936
5.00%, 06/30/32 (a)	1,275,000	1,222,623
Celanese US Holdings LLC
6.33%, 07/15/29 (a)	2,325,000	2,315,746
6.38%, 07/15/32 (a)(c)	3,050,000	3,070,892
Dow Chemical Co.
4.80%, 11/30/28 (a)	1,790,000	1,776,253
7.38%, 11/01/29	2,400,000	2,673,624
2.10%, 11/15/30 (a)	2,700,000	2,234,358
6.30%, 03/15/33 (a)	1,700,000	1,831,665
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	6,795,000	6,699,462
Eastman Chemical Co.
4.50%, 12/01/28 (a)	1,513,000	1,446,080
5.75%, 03/08/33 (a)	1,500,000	1,502,070
Ecolab, Inc.
4.80%, 03/24/30 (a)	2,050,000	2,060,004
1.30%, 01/30/31 (a)	1,700,000	1,340,229
2.13%, 02/01/32 (a)	1,875,000	1,542,656
EI du Pont de Nemours and Co.
2.30%, 07/15/30 (a)	1,500,000	1,256,925
EIDP, Inc.
4.80%, 05/15/33 (a)	1,800,000	1,765,188
FMC Corp.
3.45%, 10/01/29 (a)	2,535,000	2,221,395
5.65%, 05/18/33 (a)	550,000	537,878
Freeport-McMoRan, Inc.
4.38%, 08/01/28 (a)	1,425,000	1,345,784
5.25%, 09/01/29 (a)	1,650,000	1,625,729
4.25%, 03/01/30 (a)	1,450,000	1,340,757
4.63%, 08/01/30 (a)	1,800,000	1,705,212
Georgia-Pacific LLC
7.75%, 11/15/29	1,575,000	1,781,089
8.88%, 05/15/31	1,150,000	1,418,341
Huntsman International LLC
4.50%, 05/01/29 (a)	2,300,000	2,111,400
2.95%, 06/15/31 (a)	1,200,000	961,692
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	1,200,000	1,128,792
Linde, Inc.
1.10%, 08/10/30 (a)	2,150,000	1,713,615
LYB International Finance III LLC
2.25%, 10/01/30 (a)	1,475,000	1,213,011
5.63%, 05/15/33 (a)	1,100,000	1,101,331
NewMarket Corp.
2.70%, 03/18/31 (a)	1,200,000	986,892
Newmont Corp.
2.80%, 10/01/29 (a)	2,100,000	1,813,266
2.25%, 10/01/30 (a)	3,000,000	2,467,170
2.60%, 07/15/32 (a)	3,000,000	2,452,260
Nucor Corp.
2.70%, 06/01/30 (a)	1,500,000	1,304,505
3.13%, 04/01/32 (a)	1,600,000	1,387,168
Nutrien Ltd.
4.20%, 04/01/29 (a)	2,300,000	2,180,584
2.95%, 05/13/30 (a)	1,550,000	1,351,926
Packaging Corp. of America
3.00%, 12/15/29 (a)	1,460,000	1,275,018
PPG Industries, Inc.
2.80%, 08/15/29 (a)	875,000	775,705
2.55%, 06/15/30 (a)	900,000	770,139
Rayonier LP
2.75%, 05/17/31 (a)	1,700,000	1,373,957
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	1,600,000	1,306,368
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	1,200,000	1,379,076
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	2,225,000	2,456,400
Rio Tinto Finance USA PLC
5.00%, 03/09/33 (a)	2,000,000	2,019,480
Rohm & Haas Co.
7.85%, 07/15/29	1,725,000	1,922,374
RPM International, Inc.
4.55%, 03/01/29 (a)	1,125,000	1,057,669
2.95%, 01/15/32 (a)	850,000	680,068
Sherwin-Williams Co.
2.95%, 08/15/29 (a)	2,410,000	2,134,657
2.30%, 05/15/30 (a)	1,500,000	1,262,790
2.20%, 03/15/32 (a)	1,400,000	1,131,340
Steel Dynamics, Inc.
3.45%, 04/15/30 (a)	1,875,000	1,670,250
3.25%, 01/15/31 (a)	1,000,000	869,750
Suzano Austria GmbH
2.50%, 09/15/28 (a)	1,475,000	1,256,966
6.00%, 01/15/29 (a)	5,100,000	5,076,234
5.00%, 01/15/30 (a)	2,975,000	2,793,584
3.75%, 01/15/31 (a)	3,600,000	3,076,956
3.13%, 01/15/32 (a)	2,875,000	2,307,504
Teck Resources Ltd.
3.90%, 07/15/30 (a)	1,750,000	1,593,183
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	4,375,000	3,860,456
6.13%, 06/12/33 (a)	4,000,000	4,012,160
Westlake Chemical Corp.
3.38%, 06/15/30 (a)	825,000	719,227
WestRock MWV LLC
8.20%, 01/15/30	1,150,000	1,322,270
7.95%, 02/15/31	850,000	969,213
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report151

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	2,300,000	2,130,375
4.00%, 04/15/30 (a)	2,100,000	1,935,339
7.38%, 03/15/32	2,150,000	2,402,238
3.38%, 03/09/33 (a)	1,350,000	1,163,808
WRKCo, Inc.
4.90%, 03/15/29 (a)	2,175,000	2,105,487
4.20%, 06/01/32 (a)	1,525,000	1,390,480
3.00%, 06/15/33 (a)	1,500,000	1,223,670
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	1,625,000	1,268,816
		146,671,113
Capital Goods 5.3%
3M Co.
3.63%, 09/14/28 (a)	1,850,000	1,724,995
3.38%, 03/01/29 (a)(c)	2,300,000	2,112,642
2.38%, 08/26/29 (a)	2,975,000	2,556,745
3.05%, 04/15/30 (a)(c)	1,800,000	1,625,850
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	1,475,000	1,186,402
Allegion PLC
3.50%, 10/01/29 (a)	1,175,000	1,044,340
Allegion US Holding Co., Inc.
5.41%, 07/01/32 (a)	1,850,000	1,831,981
Amcor Finance USA, Inc.
5.63%, 05/26/33 (a)	1,000,000	989,080
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	1,525,000	1,269,791
2.69%, 05/25/31 (a)	2,500,000	2,050,475
Amphenol Corp.
4.35%, 06/01/29 (a)	1,500,000	1,454,550
2.80%, 02/15/30 (a)	2,725,000	2,395,002
2.20%, 09/15/31 (a)	2,225,000	1,819,738
AptarGroup, Inc.
3.60%, 03/15/32 (a)	1,200,000	1,032,600
Avery Dennison Corp.
4.88%, 12/06/28 (a)	2,200,000	2,161,258
2.65%, 04/30/30 (a)	1,425,000	1,199,665
2.25%, 02/15/32 (a)	225,000	175,831
5.75%, 03/15/33 (a)	1,100,000	1,124,475
Boeing Co.
3.45%, 11/01/28 (a)	1,050,000	955,038
3.20%, 03/01/29 (a)	3,020,000	2,712,232
2.95%, 02/01/30 (a)	2,250,000	1,960,245
5.15%, 05/01/30 (a)	13,425,000	13,302,832
3.63%, 02/01/31 (a)	4,175,000	3,770,150
6.13%, 02/15/33	1,125,000	1,174,286
Carlisle Cos., Inc.
2.75%, 03/01/30 (a)	2,225,000	1,898,570
2.20%, 03/01/32 (a)	1,675,000	1,324,724
Carrier Global Corp.
2.72%, 02/15/30 (a)	6,050,000	5,217,520
2.70%, 02/15/31 (a)(e)	2,150,000	1,821,286
Caterpillar, Inc.
2.60%, 09/19/29 (a)	1,455,000	1,310,373
2.60%, 04/09/30 (a)	2,425,000	2,156,504
1.90%, 03/12/31 (a)	1,475,000	1,239,457
Deere & Co.
5.38%, 10/16/29	1,500,000	1,549,650
3.10%, 04/15/30 (a)	2,150,000	1,967,830
7.13%, 03/03/31	850,000	985,380
Dover Corp.
2.95%, 11/04/29 (a)	825,000	728,294
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	2,300,000	1,882,113
Eaton Corp.
4.00%, 11/02/32	2,050,000	1,932,125
4.15%, 03/15/33 (a)	3,950,000	3,757,200
Emerson Electric Co.
2.00%, 12/21/28 (a)	3,050,000	2,645,783
1.95%, 10/15/30 (a)	1,450,000	1,202,891
2.20%, 12/21/31 (a)	3,000,000	2,487,330
Flowserve Corp.
3.50%, 10/01/30 (a)	1,500,000	1,289,205
2.80%, 01/15/32 (a)	1,575,000	1,256,299
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	2,225,000	1,949,033
4.00%, 03/25/32 (a)	1,275,000	1,137,823
Fortune Brands Innovations, Inc.
5.88%, 06/01/33 (a)	1,250,000	1,253,113
GE Capital Funding LLC
4.55%, 05/15/32 (a)	1,625,000	1,577,924
General Dynamics Corp.
3.63%, 04/01/30 (a)	3,100,000	2,922,959
2.25%, 06/01/31 (a)	1,300,000	1,095,666
General Electric Co.
6.75%, 03/15/32	3,930,000	4,438,031
Honeywell International, Inc.
4.25%, 01/15/29 (a)	1,500,000	1,461,150
2.70%, 08/15/29 (a)	2,375,000	2,118,049
1.95%, 06/01/30 (a)	3,375,000	2,842,627
1.75%, 09/01/31 (a)	4,400,000	3,537,864
5.00%, 02/15/33 (a)	3,400,000	3,468,578
Hubbell, Inc.
2.30%, 03/15/31 (a)	950,000	784,425
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	1,800,000	1,517,112
4.20%, 05/01/30 (a)	1,500,000	1,392,960
IDEX Corp.
3.00%, 05/01/30 (a)	1,550,000	1,363,876
2.63%, 06/15/31 (a)	1,540,000	1,288,857
John Deere Capital Corp.
3.45%, 03/07/29	1,820,000	1,703,702
3.35%, 04/18/29	1,850,000	1,723,404
2.80%, 07/18/29	1,715,000	1,540,001
4.85%, 10/11/29	650,000	651,944
2.45%, 01/09/30	1,640,000	1,440,970
4.70%, 06/10/30	750,000	745,568
1.45%, 01/15/31	3,950,000	3,160,513
2.00%, 06/17/31	2,850,000	2,351,392
3.90%, 06/07/32	1,650,000	1,560,883
4.35%, 09/15/32	1,750,000	1,718,132
Johnson Controls International plc
1.75%, 09/15/30 (a)	2,000,000	1,617,880
2.00%, 09/16/31 (a)	1,450,000	1,160,015
4.90%, 12/01/32 (a)	1,125,000	1,117,080
Kennametal, Inc.
2.80%, 03/01/31 (a)	875,000	704,725
L3Harris Technologies, Inc.
2.90%, 12/15/29 (a)	1,250,000	1,084,438
1.80%, 01/15/31 (a)	1,925,000	1,528,027
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	1,500,000	1,429,500
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	1,200,000	1,002,204
3.90%, 06/15/32 (a)	2,425,000	2,288,109
5.25%, 01/15/33 (a)	3,275,000	3,402,135
See financial notes
152Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Martin Marietta Materials, Inc.
2.50%, 03/15/30 (a)	1,500,000	1,270,995
2.40%, 07/15/31 (a)	2,750,000	2,249,995
Masco Corp.
2.00%, 10/01/30 (a)	925,000	730,861
2.00%, 02/15/31 (a)	1,700,000	1,343,646
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	1,465,000	1,327,349
Northrop Grumman Corp.
4.40%, 05/01/30 (a)	1,925,000	1,879,705
4.70%, 03/15/33 (a)	3,200,000	3,144,032
nVent Finance Sarl
2.75%, 11/15/31 (a)	550,000	440,528
5.65%, 05/15/33 (a)	1,100,000	1,088,956
Oshkosh Corp.
3.10%, 03/01/30 (a)	900,000	789,984
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	4,470,000	3,856,984
Owens Corning
3.95%, 08/15/29 (a)	1,350,000	1,256,202
3.88%, 06/01/30 (a)	825,000	756,302
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,150,000	2,869,051
4.50%, 09/15/29 (a)	3,050,000	2,968,809
Pentair Finance Sarl
4.50%, 07/01/29 (a)	1,150,000	1,084,508
5.90%, 07/15/32 (a)	1,175,000	1,193,307
Raytheon Technologies Corp.
4.13%, 11/16/28 (a)	9,000,000	8,676,360
7.50%, 09/15/29	1,450,000	1,636,006
2.25%, 07/01/30 (a)	3,250,000	2,748,200
1.90%, 09/01/31 (a)	2,875,000	2,298,706
2.38%, 03/15/32 (a)	2,875,000	2,362,215
5.15%, 02/27/33 (a)	3,700,000	3,753,613
Regal Rexnord Corp.
6.30%, 02/15/30 (a)(e)	3,225,000	3,221,130
6.40%, 04/15/33 (a)(e)	3,500,000	3,500,560
Republic Services, Inc.
4.88%, 04/01/29 (a)	600,000	599,820
2.30%, 03/01/30 (a)	1,800,000	1,540,926
1.45%, 02/15/31 (a)	1,925,000	1,513,012
1.75%, 02/15/32 (a)	2,400,000	1,886,016
2.38%, 03/15/33 (a)	2,200,000	1,793,638
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	1,245,000	1,173,251
1.75%, 08/15/31 (a)	1,350,000	1,090,301
Sonoco Products Co.
3.13%, 05/01/30 (a)	1,710,000	1,493,548
2.85%, 02/01/32 (a)	1,475,000	1,230,652
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	1,500,000	1,429,755
2.30%, 03/15/30 (a)	2,250,000	1,863,000
3.00%, 05/15/32 (a)(c)	1,500,000	1,279,485
Teledyne Technologies, Inc.
2.75%, 04/01/31 (a)	3,125,000	2,613,875
Textron, Inc.
3.90%, 09/17/29 (a)	900,000	828,252
3.00%, 06/01/30 (a)	1,900,000	1,660,942
2.45%, 03/15/31 (a)	1,500,000	1,237,485
Timken Co.
4.50%, 12/15/28 (a)	1,200,000	1,145,484
4.13%, 04/01/32 (a)	975,000	878,826
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	2,200,000	2,230,206
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	1,625,000	1,539,801
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	2,240,000	2,112,768
Vontier Corp.
2.95%, 04/01/31 (a)	1,750,000	1,401,103
Vulcan Materials Co.
3.50%, 06/01/30 (a)	2,200,000	1,989,724
Waste Connections, Inc.
4.25%, 12/01/28 (a)	1,475,000	1,420,587
3.50%, 05/01/29 (a)	1,500,000	1,382,670
2.60%, 02/01/30 (a)	1,700,000	1,474,223
2.20%, 01/15/32 (a)	1,925,000	1,558,865
3.20%, 06/01/32 (a)	1,575,000	1,374,566
4.20%, 01/15/33 (a)	2,450,000	2,306,846
Waste Management, Inc.
2.00%, 06/01/29 (a)	1,525,000	1,305,476
4.63%, 02/15/30 (a)	2,150,000	2,119,556
1.50%, 03/15/31 (a)	2,900,000	2,313,185
4.15%, 04/15/32 (a)	3,100,000	2,955,633
4.63%, 02/15/33 (a)	1,475,000	1,446,975
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/28 (a)(f)	3,775,000	3,661,561
Xylem, Inc.
2.25%, 01/30/31 (a)	1,500,000	1,247,325
		269,910,748
Communications 8.5%
Activision Blizzard, Inc.
1.35%, 09/15/30 (a)	1,575,000	1,261,796
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	2,900,000	2,661,011
2.88%, 05/07/30 (a)	2,950,000	2,569,155
4.70%, 07/21/32 (a)	2,300,000	2,222,812
American Tower Corp.
5.25%, 07/15/28 (a)	1,250,000	1,239,550
3.95%, 03/15/29 (a)	1,775,000	1,640,686
3.80%, 08/15/29 (a)	4,900,000	4,488,743
2.90%, 01/15/30 (a)	2,385,000	2,063,454
2.10%, 06/15/30 (a)	2,375,000	1,925,983
1.88%, 10/15/30 (a)	2,550,000	2,017,637
2.70%, 04/15/31 (a)	2,050,000	1,707,343
2.30%, 09/15/31 (a)	2,025,000	1,615,525
4.05%, 03/15/32 (a)	2,300,000	2,094,518
5.65%, 03/15/33 (a)	2,450,000	2,497,555
AT&T, Inc.
4.35%, 03/01/29 (a)	9,225,000	8,863,288
4.30%, 02/15/30 (a)	9,225,000	8,766,517
2.75%, 06/01/31 (a)	9,050,000	7,644,444
2.25%, 02/01/32 (a)	7,525,000	5,984,858
Bell Canada
2.15%, 02/15/32 (a)	1,750,000	1,409,293
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33 (a)	2,600,000	2,570,880
British Telecommunications PLC
5.13%, 12/04/28 (a)	2,100,000	2,063,502
9.63%, 12/15/30 (f)	7,900,000	9,707,994
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (a)	3,675,000	3,062,451
5.05%, 03/30/29 (a)	3,625,000	3,458,830
2.80%, 04/01/31 (a)	4,750,000	3,834,342
2.30%, 02/01/32 (a)	2,900,000	2,196,344
4.40%, 04/01/33 (a)	3,000,000	2,640,210
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report153

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Comcast Corp.
4.15%, 10/15/28 (a)	11,842,000	11,487,451
4.55%, 01/15/29 (a)	2,000,000	1,967,620
2.65%, 02/01/30 (a)	4,775,000	4,185,526
3.40%, 04/01/30 (a)	5,150,000	4,737,485
4.25%, 10/15/30 (a)	5,150,000	4,967,072
1.95%, 01/15/31 (a)	4,450,000	3,644,906
1.50%, 02/15/31 (a)	5,275,000	4,201,274
5.50%, 11/15/32 (a)	2,850,000	2,964,028
4.25%, 01/15/33	5,150,000	4,904,911
4.65%, 02/15/33 (a)	2,950,000	2,931,798
7.05%, 03/15/33	2,400,000	2,775,456
4.80%, 05/15/33 (a)	2,750,000	2,725,607
Crown Castle International Corp.
4.30%, 02/15/29 (a)	1,900,000	1,791,605
3.10%, 11/15/29 (a)	1,775,000	1,550,445
3.30%, 07/01/30 (a)	2,200,000	1,951,312
2.25%, 01/15/31 (a)	3,275,000	2,676,526
2.10%, 04/01/31 (a)	3,025,000	2,425,354
2.50%, 07/15/31 (a)	2,700,000	2,224,314
Crown Castle, Inc.
4.80%, 09/01/28 (a)	600,000	583,734
5.10%, 05/01/33 (a)	2,300,000	2,268,490
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	10,525,000	12,616,949
9.25%, 06/01/32	1,300,000	1,655,212
Discovery Communications LLC
4.13%, 05/15/29 (a)	2,450,000	2,249,247
3.63%, 05/15/30 (a)	3,125,000	2,746,031
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	2,225,000	1,799,847
Fox Corp.
4.71%, 01/25/29 (a)	6,000,000	5,840,220
3.50%, 04/08/30 (a)	1,875,000	1,690,688
Grupo Televisa S.A.B.
8.50%, 03/11/32	900,000	1,063,701
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	1,800,000	1,738,278
4.75%, 03/30/30 (a)	1,950,000	1,892,651
2.40%, 03/01/31 (a)	1,500,000	1,223,730
Koninklijke KPN N.V.
8.38%, 10/01/30	1,725,000	1,994,652
Meta Platforms, Inc.
4.80%, 05/15/30 (a)	2,750,000	2,752,750
3.85%, 08/15/32 (a)	8,850,000	8,229,261
4.95%, 05/15/33 (a)	5,000,000	4,997,150
Netflix, Inc.
5.88%, 11/15/28	5,650,000	5,863,457
6.38%, 05/15/29	2,400,000	2,542,776
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	1,850,000	1,555,425
4.20%, 06/01/30 (a)	1,750,000	1,642,253
2.60%, 08/01/31 (a)	2,400,000	1,992,840
Orange S.A.
9.00%, 03/01/31	7,350,000	9,040,867
Rogers Communications, Inc.
3.80%, 03/15/32 (a)(e)	5,975,000	5,231,351
Sprint Capital Corp.
6.88%, 11/15/28	7,200,000	7,637,616
8.75%, 03/15/32	6,250,000	7,557,187
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	1,525,000	1,400,179
Telefonica Europe BV
8.25%, 09/15/30	3,800,000	4,394,662
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TELUS Corp.
3.40%, 05/13/32 (a)	2,800,000	2,399,012
T-Mobile USA, Inc.
4.80%, 07/15/28 (a)	1,000,000	982,970
2.63%, 02/15/29 (a)	4,050,000	3,523,540
2.40%, 03/15/29 (a)	1,475,000	1,268,825
3.38%, 04/15/29 (a)	7,575,000	6,818,030
3.88%, 04/15/30 (a)	20,350,000	18,769,822
2.55%, 02/15/31 (a)	7,425,000	6,175,447
2.88%, 02/15/31 (a)	2,900,000	2,461,172
3.50%, 04/15/31 (a)	7,550,000	6,662,120
2.25%, 11/15/31 (a)	3,025,000	2,426,141
2.70%, 03/15/32 (a)	2,900,000	2,404,854
5.20%, 01/15/33 (a)	4,200,000	4,175,514
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	1,425,000	1,631,810
Verizon Communications, Inc.
4.33%, 09/21/28	12,535,000	12,087,124
3.88%, 02/08/29 (a)	3,275,000	3,079,220
4.02%, 12/03/29 (a)	11,700,000	10,932,597
3.15%, 03/22/30 (a)	4,575,000	4,076,599
1.50%, 09/18/30 (a)	3,025,000	2,389,478
1.68%, 10/30/30 (a)	3,350,000	2,653,502
7.75%, 12/01/30	1,750,000	2,041,148
1.75%, 01/20/31 (a)	6,525,000	5,148,421
2.55%, 03/21/31 (a)	12,725,000	10,643,572
2.36%, 03/15/32 (a)	14,500,000	11,675,980
5.05%, 05/09/33 (a)	1,950,000	1,929,467
ViacomCBS, Inc.
4.20%, 06/01/29 (a)	1,500,000	1,339,395
7.88%, 07/30/30	2,575,000	2,722,264
4.95%, 01/15/31 (a)	3,925,000	3,547,690
4.20%, 05/19/32 (a)(c)	3,500,000	2,935,450
5.50%, 05/15/33	500,000	460,100
Vodafone Group PLC
7.88%, 02/15/30	2,225,000	2,553,966
6.25%, 11/30/32	1,450,000	1,545,584
Walt Disney Co.
2.00%, 09/01/29 (a)	5,950,000	5,069,162
3.80%, 03/22/30	3,750,000	3,550,012
2.65%, 01/13/31	7,500,000	6,534,600
6.55%, 03/15/33	1,100,000	1,228,117
Warnermedia Holdings, Inc.
4.05%, 03/15/29 (a)	4,200,000	3,842,076
4.28%, 03/15/32 (a)	14,600,000	12,956,186
Weibo Corp.
3.38%, 07/08/30 (a)	2,150,000	1,722,559
		436,886,141
Consumer Cyclical 6.7%
Advance Auto Parts, Inc.
3.90%, 04/15/30 (a)	1,500,000	1,292,475
3.50%, 03/15/32 (a)	975,000	786,562
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (a)(c)	4,350,000	3,540,987
Amazon.com, Inc.
3.45%, 04/13/29 (a)	4,450,000	4,193,101
4.65%, 12/01/29 (a)	4,400,000	4,417,776
1.50%, 06/03/30 (a)	6,175,000	5,083,939
2.10%, 05/12/31 (a)	8,875,000	7,468,667
3.60%, 04/13/32 (a)	7,525,000	7,020,825
4.70%, 12/01/32 (a)	6,700,000	6,755,543
See financial notes
154Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Honda Finance Corp.
2.25%, 01/12/29	2,050,000	1,783,767
4.60%, 04/17/30	2,000,000	1,956,520
1.80%, 01/13/31	1,575,000	1,280,948
Aptiv PLC
4.35%, 03/15/29 (a)	850,000	818,321
3.25%, 03/01/32 (a)	2,400,000	2,053,872
AutoNation, Inc.
1.95%, 08/01/28 (a)	1,550,000	1,266,970
4.75%, 06/01/30 (a)	1,475,000	1,384,524
2.40%, 08/01/31 (a)	1,000,000	762,320
3.85%, 03/01/32 (a)	2,150,000	1,831,649
AutoZone, Inc.
3.75%, 04/18/29 (a)	1,425,000	1,319,864
4.00%, 04/15/30 (a)	2,250,000	2,092,365
1.65%, 01/15/31 (a)	1,725,000	1,347,173
4.75%, 08/01/32 (a)	2,275,000	2,200,289
4.75%, 02/01/33 (a)	1,600,000	1,533,376
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	1,600,000	1,552,624
1.95%, 10/01/30 (a)	1,850,000	1,493,320
Block Financial LLC
2.50%, 07/15/28 (a)	1,475,000	1,256,980
3.88%, 08/15/30 (a)	1,950,000	1,721,850
Booking Holdings, Inc.
4.63%, 04/13/30 (a)	4,500,000	4,391,100
CBRE Services, Inc.
2.50%, 04/01/31 (a)	1,450,000	1,166,525
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	1,105,000	955,936
3.70%, 01/15/31 (a)	1,375,000	1,163,085
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	5,275,000	4,400,194
1.75%, 04/20/32 (a)	2,950,000	2,388,290
Cummins, Inc.
1.50%, 09/01/30 (a)	2,750,000	2,229,975
Daimler Finance North America LLC
8.50%, 01/18/31	4,525,000	5,632,946
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	2,350,000	1,927,376
Dollar General Corp.
5.20%, 07/05/28 (a)	1,200,000	1,188,684
3.50%, 04/03/30 (a)	2,875,000	2,577,179
5.00%, 11/01/32 (a)	2,125,000	2,067,264
Dollar Tree, Inc.
2.65%, 12/01/31 (a)	2,300,000	1,881,469
eBay, Inc.
2.70%, 03/11/30 (a)	2,775,000	2,385,445
2.60%, 05/10/31 (a)	2,325,000	1,947,211
6.30%, 11/22/32 (a)	1,250,000	1,313,975
Expedia Group, Inc.
3.25%, 02/15/30 (a)	3,675,000	3,201,807
2.95%, 03/15/31 (a)	1,500,000	1,272,435
General Motors Co.
5.00%, 10/01/28 (a)(c)	2,150,000	2,092,917
5.40%, 10/15/29 (a)	3,000,000	2,928,540
5.60%, 10/15/32 (a)	3,700,000	3,588,704
General Motors Financial Co., Inc.
2.40%, 10/15/28 (a)	2,900,000	2,460,998
5.65%, 01/17/29 (a)	1,500,000	1,482,675
4.30%, 04/06/29 (a)	3,000,000	2,759,610
5.85%, 04/06/30 (a)	3,100,000	3,077,246
3.60%, 06/21/30 (a)	3,150,000	2,732,341
2.35%, 01/08/31 (a)	3,075,000	2,418,733
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 06/10/31 (a)	3,025,000	2,416,884
3.10%, 01/12/32 (a)	3,700,000	2,997,703
6.40%, 01/09/33 (a)	2,675,000	2,720,475
Genuine Parts Co.
1.88%, 11/01/30 (a)	1,675,000	1,312,279
2.75%, 02/01/32 (a)	1,500,000	1,234,650
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29 (a)	2,200,000	2,101,726
4.00%, 01/15/30 (a)	2,000,000	1,737,160
4.00%, 01/15/31 (a)	2,075,000	1,796,743
3.25%, 01/15/32 (a)	2,350,000	1,902,395
Home Depot, Inc.
1.50%, 09/15/28 (a)	3,100,000	2,656,421
3.90%, 12/06/28 (a)	2,800,000	2,712,528
2.95%, 06/15/29 (a)	5,144,000	4,688,602
2.70%, 04/15/30 (a)	4,400,000	3,914,152
1.38%, 03/15/31 (a)	3,650,000	2,886,164
1.88%, 09/15/31 (a)	3,000,000	2,441,730
3.25%, 04/15/32 (a)	3,775,000	3,394,442
4.50%, 09/15/32 (a)(c)	3,825,000	3,781,089
Honda Motor Co., Ltd.
2.97%, 03/10/32 (a)	2,200,000	1,952,698
Hyatt Hotels Corp.
4.38%, 09/15/28 (a)	1,335,000	1,262,643
5.75%, 04/23/30 (a)(g)	1,325,000	1,333,361
JD.com, Inc.
3.38%, 01/14/30 (a)	2,050,000	1,840,900
Lear Corp.
4.25%, 05/15/29 (a)	1,125,000	1,058,996
3.50%, 05/30/30 (a)	975,000	862,329
2.60%, 01/15/32 (a)	1,050,000	821,384
LKQ Corp.
6.25%, 06/15/33 (a)(e)	1,700,000	1,711,407
Lowe's Cos., Inc.
1.70%, 09/15/28 (a)	2,850,000	2,425,692
6.50%, 03/15/29	1,022,000	1,097,884
3.65%, 04/05/29 (a)	4,450,000	4,130,668
4.50%, 04/15/30 (a)	3,800,000	3,698,692
1.70%, 10/15/30 (a)	3,725,000	2,988,381
2.63%, 04/01/31 (a)	4,475,000	3,782,986
3.75%, 04/01/32 (a)	4,400,000	3,986,268
5.00%, 04/15/33 (a)	3,600,000	3,564,864
Magna International, Inc.
2.45%, 06/15/30 (a)	2,225,000	1,887,445
5.50%, 03/21/33 (a)	1,550,000	1,580,985
Marriott International, Inc.
4.65%, 12/01/28 (a)	1,000,000	971,310
4.90%, 04/15/29 (a)	2,350,000	2,288,477
4.63%, 06/15/30 (a)	2,975,000	2,851,032
2.85%, 04/15/31 (a)	3,300,000	2,777,940
3.50%, 10/15/32 (a)	2,975,000	2,571,917
McDonald's Corp.
2.63%, 09/01/29 (a)	3,000,000	2,665,920
2.13%, 03/01/30 (a)	2,200,000	1,875,676
3.60%, 07/01/30 (a)	2,950,000	2,747,866
4.60%, 09/09/32 (a)	2,325,000	2,306,586
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	850,000	752,038
2.50%, 01/15/31 (a)	1,125,000	888,998
NIKE, Inc.
2.85%, 03/27/30 (a)	4,600,000	4,162,356
NVR, Inc.
3.00%, 05/15/30 (a)	2,700,000	2,341,575
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report155

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
O'Reilly Automotive, Inc.
3.90%, 06/01/29 (a)	1,550,000	1,458,256
4.20%, 04/01/30 (a)	1,375,000	1,300,076
1.75%, 03/15/31 (a)	1,400,000	1,105,076
4.70%, 06/15/32 (a)	2,600,000	2,505,906
PulteGroup, Inc.
7.88%, 06/15/32	975,000	1,108,000
6.38%, 05/15/33	1,000,000	1,040,720
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	2,225,000	1,967,078
Ross Stores, Inc.
1.88%, 04/15/31 (a)	1,450,000	1,145,674
Starbucks Corp.
4.00%, 11/15/28 (a)	2,311,000	2,219,138
3.55%, 08/15/29 (a)	2,925,000	2,732,710
2.25%, 03/12/30 (a)	2,225,000	1,884,775
2.55%, 11/15/30 (a)	3,680,000	3,141,174
3.00%, 02/14/32 (a)(c)	2,875,000	2,500,905
4.80%, 02/15/33 (a)	1,500,000	1,484,745
Tapestry, Inc.
3.05%, 03/15/32 (a)	1,525,000	1,219,466
Target Corp.
3.38%, 04/15/29 (a)	2,900,000	2,720,171
2.35%, 02/15/30 (a)	2,150,000	1,865,770
2.65%, 09/15/30 (a)	1,400,000	1,224,286
4.50%, 09/15/32 (a)	3,125,000	3,052,937
6.35%, 11/01/32	900,000	993,897
4.40%, 01/15/33 (a)	1,450,000	1,411,952
TJX Cos., Inc.
3.88%, 04/15/30 (a)	1,425,000	1,361,231
1.60%, 05/15/31 (a)	1,450,000	1,177,705
Toll Brothers Finance Corp.
3.80%, 11/01/29 (a)	1,175,000	1,055,597
Toyota Motor Corp.
3.67%, 07/20/28 (c)	1,500,000	1,437,525
2.76%, 07/02/29	1,500,000	1,355,430
2.36%, 03/25/31 (a)	1,500,000	1,282,035
Toyota Motor Credit Corp.
3.65%, 01/08/29	1,475,000	1,389,008
4.45%, 06/29/29	2,750,000	2,708,832
2.15%, 02/13/30	2,400,000	2,061,576
3.38%, 04/01/30	3,050,000	2,811,398
4.55%, 05/17/30	1,500,000	1,463,940
1.65%, 01/10/31	1,800,000	1,445,598
1.90%, 09/12/31	1,500,000	1,211,415
2.40%, 01/13/32	1,150,000	963,643
4.70%, 01/12/33	1,500,000	1,487,280
Tractor Supply Co.
1.75%, 11/01/30 (a)	1,975,000	1,567,084
5.25%, 05/15/33 (a)	2,100,000	2,084,082
VF Corp.
2.95%, 04/23/30 (a)	2,300,000	1,895,706
VICI Properties LP
4.95%, 02/15/30 (a)	2,900,000	2,721,737
5.13%, 05/15/32 (a)	4,625,000	4,334,596
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 (a)	1,500,000	1,277,490
Walmart, Inc.
1.50%, 09/22/28 (a)	3,725,000	3,236,354
3.25%, 07/08/29 (a)	2,250,000	2,112,547
2.38%, 09/24/29 (a)	950,000	842,527
7.55%, 02/15/30	1,450,000	1,696,283
4.00%, 04/15/30 (a)	1,100,000	1,070,465
1.80%, 09/22/31 (a)	5,975,000	4,971,618
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 09/09/32 (a)	3,750,000	3,702,712
4.10%, 04/15/33 (a)	4,450,000	4,326,824
		344,868,634
Consumer Non-Cyclical 13.8%
Abbott Laboratories
1.40%, 06/30/30 (a)	1,950,000	1,605,338
AbbVie, Inc.
4.25%, 11/14/28 (a)	5,000,000	4,856,100
3.20%, 11/21/29 (a)	16,175,000	14,628,670
Adventist Health System
2.95%, 03/01/29 (a)	1,075,000	938,604
5.43%, 03/01/32 (a)	1,050,000	1,043,879
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	1,225,000	1,171,590
2.21%, 06/15/30 (a)	850,000	713,337
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	1,500,000	1,310,475
2.10%, 06/04/30 (a)	1,700,000	1,397,638
2.30%, 03/12/31 (a)	2,575,000	2,108,745
Ahold Finance USA LLC
6.88%, 05/01/29	1,500,000	1,603,635
Altria Group, Inc.
4.80%, 02/14/29 (a)	5,800,000	5,646,706
3.40%, 05/06/30 (a)	2,225,000	1,965,142
2.45%, 02/04/32 (a)	4,950,000	3,878,226
AmerisourceBergen Corp.
2.80%, 05/15/30 (a)	1,450,000	1,259,398
2.70%, 03/15/31 (a)	2,950,000	2,516,468
Amgen, Inc.
1.65%, 08/15/28 (a)	3,275,000	2,802,974
3.00%, 02/22/29 (a)	2,250,000	2,032,875
4.05%, 08/18/29 (a)	3,800,000	3,602,818
2.45%, 02/21/30 (a)	3,850,000	3,300,143
5.25%, 03/02/30 (a)	8,025,000	8,049,797
2.30%, 02/25/31 (a)	3,675,000	3,057,453
2.00%, 01/15/32 (a)	3,050,000	2,427,312
3.35%, 02/22/32 (a)	2,925,000	2,580,172
4.20%, 03/01/33 (a)	2,300,000	2,150,753
5.25%, 03/02/33 (a)	12,600,000	12,618,774
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	12,270,000	12,231,840
3.50%, 06/01/30 (a)	5,400,000	5,033,664
4.90%, 01/23/31 (a)	2,300,000	2,344,758
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	2,950,000	2,708,129
2.90%, 03/01/32 (a)	2,250,000	1,962,675
5.94%, 10/01/32	1,000,000	1,081,080
Ascension Health
2.53%, 11/15/29 (a)	2,525,000	2,176,954
Astrazeneca Finance LLC
4.90%, 03/03/30 (a)	2,100,000	2,104,221
2.25%, 05/28/31 (a)	2,150,000	1,814,901
4.88%, 03/03/33 (a)	1,600,000	1,624,816
AstraZeneca PLC
4.00%, 01/17/29 (a)	2,875,000	2,783,546
1.38%, 08/06/30 (a)	3,800,000	3,060,900
Banner Health
2.34%, 01/01/30 (a)	1,025,000	878,036
1.90%, 01/01/31 (a)	825,000	669,059
BAT Capital Corp.
3.46%, 09/06/29 (a)	1,425,000	1,239,251
4.91%, 04/02/30 (a)	3,000,000	2,838,210
2.73%, 03/25/31 (a)	3,725,000	2,968,862
See financial notes
156Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.74%, 03/16/32 (a)	2,950,000	2,692,140
7.75%, 10/19/32 (a)	1,600,000	1,763,344
Baxter International, Inc.
2.27%, 12/01/28 (a)	3,650,000	3,134,036
3.95%, 04/01/30 (a)	1,475,000	1,362,074
1.73%, 04/01/31 (a)	2,000,000	1,552,580
2.54%, 02/01/32 (a)	4,600,000	3,729,404
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	825,000	659,200
Becton Dickinson & Co.
2.82%, 05/20/30 (a)	2,200,000	1,926,540
1.96%, 02/11/31 (a)	3,050,000	2,476,905
4.30%, 08/22/32 (a)	1,500,000	1,425,720
Biogen, Inc.
2.25%, 05/01/30 (a)	4,575,000	3,825,478
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	2,425,000	2,140,669
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	875,000	835,118
3.46%, 06/01/30 (a)	100,000	89,802
2.10%, 06/01/31 (a)	1,400,000	1,119,034
Boston Scientific Corp.
2.65%, 06/01/30 (a)	3,525,000	3,073,870
Bristol-Myers Squibb Co.
3.40%, 07/26/29 (a)	6,900,000	6,414,999
1.45%, 11/13/30 (a)	3,625,000	2,916,602
2.95%, 03/15/32 (a)	5,500,000	4,864,750
Brown-Forman Corp.
4.75%, 04/15/33 (a)	1,950,000	1,961,739
Brunswick Corp.
2.40%, 08/18/31 (a)	1,625,000	1,247,789
4.40%, 09/15/32 (a)	1,350,000	1,182,033
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (a)	3,000,000	2,522,040
Campbell Soup Co.
2.38%, 04/24/30 (a)	1,550,000	1,307,704
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	825,000	681,293
CHRISTUS Health
4.34%, 07/01/28 (a)	975,000	932,802
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	1,200,000	993,096
5.60%, 11/15/32 (a)	1,450,000	1,533,361
Cigna Corp.
4.38%, 10/15/28 (a)	11,275,000	10,926,490
2.40%, 03/15/30 (a)	4,400,000	3,741,848
2.38%, 03/15/31 (a)	4,525,000	3,802,357
Cigna Group
5.40%, 03/15/33 (a)	2,500,000	2,542,625
Clorox Co.
4.40%, 05/01/29 (a)	1,550,000	1,508,398
1.80%, 05/15/30 (a)	1,500,000	1,230,315
4.60%, 05/01/32 (a)	1,725,000	1,688,137
Coca-Cola Co.
2.13%, 09/06/29	2,650,000	2,329,774
3.45%, 03/25/30	3,925,000	3,707,673
1.65%, 06/01/30	4,375,000	3,651,506
2.00%, 03/05/31	2,350,000	1,982,860
1.38%, 03/15/31	3,925,000	3,150,676
2.25%, 01/05/32	6,000,000	5,121,180
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	3,050,000	2,699,372
1.85%, 09/01/32 (a)	2,150,000	1,685,815
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	1,525,000	1,400,972
4.60%, 03/01/33 (a)	1,500,000	1,529,100
CommonSpirit Health
3.35%, 10/01/29 (a)	2,720,000	2,395,749
2.78%, 10/01/30 (a)	1,650,000	1,389,581
Conagra Brands, Inc.
7.00%, 10/01/28	1,150,000	1,227,257
4.85%, 11/01/28 (a)	3,850,000	3,758,100
8.25%, 09/15/30	925,000	1,072,454
Constellation Brands, Inc.
4.65%, 11/15/28 (a)	1,475,000	1,450,471
3.15%, 08/01/29 (a)	2,375,000	2,147,237
2.88%, 05/01/30 (a)	1,725,000	1,500,854
2.25%, 08/01/31 (a)	3,000,000	2,456,190
4.75%, 05/09/32 (a)	2,275,000	2,210,617
4.90%, 05/01/33 (a)	2,100,000	2,064,174
CVS Health Corp.
5.00%, 01/30/29 (a)	2,500,000	2,476,850
3.25%, 08/15/29 (a)	5,100,000	4,585,155
5.13%, 02/21/30 (a)	5,000,000	4,969,550
3.75%, 04/01/30 (a)	4,550,000	4,178,265
1.75%, 08/21/30 (a)	3,725,000	2,977,914
5.25%, 01/30/31 (a)	2,200,000	2,194,434
1.88%, 02/28/31 (a)	4,050,000	3,221,653
2.13%, 09/15/31 (a)	3,100,000	2,492,400
5.25%, 02/21/33 (a)	5,325,000	5,307,587
5.30%, 06/01/33 (a)	3,000,000	2,997,570
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	2,150,000	1,867,641
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	2,475,000	2,179,708
Diageo Capital PLC
2.38%, 10/24/29 (a)	2,900,000	2,519,462
2.00%, 04/29/30 (a)	2,975,000	2,509,680
2.13%, 04/29/32 (a)	2,200,000	1,789,876
5.50%, 01/24/33 (a)	2,300,000	2,439,426
Eli Lilly & Co.
3.38%, 03/15/29 (a)	2,700,000	2,544,831
4.70%, 02/27/33 (a)	2,900,000	2,937,874
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	1,950,000	1,688,388
2.60%, 04/15/30 (a)	2,150,000	1,884,475
1.95%, 03/15/31 (a)	1,775,000	1,460,790
4.65%, 05/15/33 (a)	2,000,000	1,969,760
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	1,500,000	1,227,960
GE HealthCare Technologies, Inc.
5.86%, 03/15/30 (a)	3,900,000	4,010,214
5.91%, 11/22/32 (a)	5,200,000	5,441,436
General Mills, Inc.
2.88%, 04/15/30 (a)	2,175,000	1,934,619
2.25%, 10/14/31 (a)	1,500,000	1,231,965
4.95%, 03/29/33 (a)	3,000,000	2,978,850
Gilead Sciences, Inc.
1.65%, 10/01/30 (a)	2,875,000	2,351,146
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	3,050,000	2,834,883
Haleon US Capital LLC
3.38%, 03/24/29 (a)	2,900,000	2,637,869
3.63%, 03/24/32 (a)	5,975,000	5,361,308
Hasbro, Inc.
3.90%, 11/19/29 (a)	2,700,000	2,448,900
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report157

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HCA, Inc.
5.63%, 09/01/28 (a)	4,700,000	4,712,643
5.88%, 02/01/29 (a)	3,000,000	3,021,000
3.38%, 03/15/29 (a)(e)	1,450,000	1,289,094
4.13%, 06/15/29 (a)	6,125,000	5,675,364
3.50%, 09/01/30 (a)	8,000,000	7,011,440
2.38%, 07/15/31 (a)	2,525,000	2,021,717
3.63%, 03/15/32 (a)(e)	5,925,000	5,147,047
5.50%, 06/01/33 (a)	3,500,000	3,495,275
Hershey Co.
2.45%, 11/15/29 (a)	1,100,000	968,297
1.70%, 06/01/30 (a)	975,000	809,621
4.50%, 05/04/33 (a)	1,000,000	995,290
Hormel Foods Corp.
1.80%, 06/11/30 (a)	2,925,000	2,446,382
Illumina, Inc.
2.55%, 03/23/31 (a)	1,625,000	1,348,588
Ingredion, Inc.
2.90%, 06/01/30 (a)	1,725,000	1,493,954
JBS USA LUX S.A.
5.50%, 01/15/30 (a)(e)	3,700,000	3,550,520
3.75%, 12/01/31 (a)(e)	1,400,000	1,157,926
3.63%, 01/15/32 (a)(e)	2,850,000	2,315,283
3.00%, 05/15/32 (a)(e)	3,100,000	2,401,973
5.75%, 04/01/33 (a)(e)	5,950,000	5,616,205
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 02/02/29 (a)(e)	1,975,000	1,681,476
JM Smucker Co.
2.38%, 03/15/30 (a)	1,500,000	1,279,230
2.13%, 03/15/32 (a)	1,500,000	1,203,045
Johnson & Johnson
6.95%, 09/01/29	987,000	1,139,363
1.30%, 09/01/30 (a)	5,450,000	4,481,644
4.95%, 05/15/33	800,000	844,288
Kellogg Co.
2.10%, 06/01/30 (a)	1,375,000	1,140,769
7.45%, 04/01/31	1,850,000	2,110,091
5.25%, 03/01/33 (a)	1,200,000	1,207,128
Kenvue, Inc.
5.00%, 03/22/30 (a)(e)	2,975,000	3,005,166
4.90%, 03/22/33 (a)(e)	3,700,000	3,746,361
Keurig Dr Pepper, Inc.
3.95%, 04/15/29 (a)	2,950,000	2,781,289
3.20%, 05/01/30 (a)	2,350,000	2,110,112
2.25%, 03/15/31 (a)	1,425,000	1,174,884
4.05%, 04/15/32 (a)	2,425,000	2,255,492
Kimberly-Clark Corp.
3.95%, 11/01/28 (a)	1,600,000	1,555,840
3.20%, 04/25/29 (a)	2,085,000	1,939,467
3.10%, 03/26/30 (a)	2,150,000	1,964,950
2.00%, 11/02/31 (a)	1,700,000	1,407,209
4.50%, 02/16/33 (a)	1,050,000	1,051,040
Kraft Heinz Foods Co.
4.63%, 01/30/29 (a)	1,025,000	1,011,029
3.75%, 04/01/30 (a)	2,250,000	2,092,837
4.25%, 03/01/31 (a)	1,175,000	1,120,656
6.75%, 03/15/32	900,000	994,716
Kroger Co.
4.50%, 01/15/29 (a)	1,825,000	1,787,095
2.20%, 05/01/30 (a)	1,800,000	1,492,524
1.70%, 01/15/31 (a)	1,525,000	1,197,125
7.50%, 04/01/31	1,050,000	1,197,315
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	2,100,000	1,846,047
2.70%, 06/01/31 (a)	1,450,000	1,231,819
McCormick & Co., Inc.
2.50%, 04/15/30 (a)	1,500,000	1,271,400
1.85%, 02/15/31 (a)	1,400,000	1,111,082
4.95%, 04/15/33 (a)	1,600,000	1,572,960
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	3,050,000	2,996,137
Merck & Co., Inc.
1.90%, 12/10/28 (a)	2,900,000	2,536,920
3.40%, 03/07/29 (a)	5,150,000	4,832,708
4.30%, 05/17/30 (a)	2,200,000	2,154,108
1.45%, 06/24/30 (a)	3,650,000	2,981,210
2.15%, 12/10/31 (a)	6,050,000	5,018,535
4.50%, 05/17/33 (a)	4,400,000	4,372,500
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	950,000	1,013,147
Mondelez International, Inc.
2.75%, 04/13/30 (a)	2,225,000	1,952,415
1.50%, 02/04/31 (a)	1,450,000	1,141,252
3.00%, 03/17/32 (a)	2,275,000	1,973,358
1.88%, 10/15/32 (a)	1,850,000	1,441,095
Novartis Capital Corp.
2.20%, 08/14/30 (a)	4,375,000	3,789,231
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	1,175,000	881,497
OhioHealth Corp.
2.30%, 11/15/31 (a)	825,000	673,151
PepsiCo, Inc.
7.00%, 03/01/29	1,600,000	1,791,184
2.63%, 07/29/29 (a)	3,150,000	2,839,410
2.75%, 03/19/30 (a)	4,525,000	4,076,934
1.63%, 05/01/30 (a)	2,875,000	2,396,657
1.40%, 02/25/31 (a)	2,250,000	1,813,275
1.95%, 10/21/31 (a)	3,625,000	3,001,464
3.90%, 07/18/32 (a)	3,650,000	3,518,381
4.45%, 02/15/33 (a)	2,800,000	2,827,524
PerkinElmer, Inc.
1.90%, 09/15/28 (a)	1,700,000	1,439,815
3.30%, 09/15/29 (a)	2,850,000	2,549,895
2.25%, 09/15/31 (a)	1,450,000	1,167,772
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 (a)	8,800,000	8,702,760
4.75%, 05/19/33 (a)	14,600,000	14,560,434
Pfizer, Inc.
3.60%, 09/15/28 (a)	3,025,000	2,904,302
3.45%, 03/15/29 (a)	5,250,000	4,944,030
2.63%, 04/01/30 (a)	3,800,000	3,382,342
1.70%, 05/28/30 (a)	3,300,000	2,744,082
1.75%, 08/18/31 (a)	3,100,000	2,525,446
Pharmacia LLC
6.60%, 12/01/28	1,900,000	2,049,853
Philip Morris International, Inc.
3.38%, 08/15/29 (a)	2,425,000	2,193,291
5.63%, 11/17/29 (a)	3,650,000	3,724,387
5.13%, 02/15/30 (a)	6,050,000	5,987,382
2.10%, 05/01/30 (a)	2,425,000	2,009,597
1.75%, 11/01/30 (a)	2,175,000	1,723,927
5.75%, 11/17/32 (a)	4,825,000	4,952,669
5.38%, 02/15/33 (a)	6,600,000	6,591,420
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	875,000	689,124
See financial notes
158Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	2,900,000	2,490,027
3.50%, 03/01/32 (a)	2,550,000	2,034,007
Procter & Gamble Co.
3.00%, 03/25/30	4,475,000	4,145,237
1.20%, 10/29/30	3,825,000	3,095,955
1.95%, 04/23/31	2,900,000	2,467,436
2.30%, 02/01/32	2,475,000	2,160,130
4.05%, 01/26/33	2,550,000	2,522,358
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	1,925,000	1,623,276
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	1,500,000	1,451,025
2.95%, 06/30/30 (a)	2,500,000	2,200,725
2.80%, 06/30/31 (a)	1,600,000	1,380,416
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	3,700,000	2,950,972
Revvity, Inc.
2.55%, 03/15/31 (a)	1,200,000	987,312
Royalty Pharma PLC
2.20%, 09/02/30 (a)	2,850,000	2,297,385
2.15%, 09/02/31 (a)	1,750,000	1,374,713
Rush Obligated Group
3.92%, 11/15/29 (a)	925,000	853,183
Smith & Nephew PLC
2.03%, 10/14/30 (a)	3,025,000	2,454,364
Stanford Health Care
3.31%, 08/15/30 (a)	825,000	745,536
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	2,000,000	1,675,980
Stryker Corp.
1.95%, 06/15/30 (a)	3,075,000	2,576,266
Sutter Health
3.70%, 08/15/28 (a)	1,000,000	931,130
2.29%, 08/15/30 (a)	2,075,000	1,718,162
Sysco Corp.
2.40%, 02/15/30 (a)	1,540,000	1,316,207
5.95%, 04/01/30 (a)	2,975,000	3,116,699
2.45%, 12/14/31 (a)	1,350,000	1,105,056
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	5,225,000	5,201,487
2.05%, 03/31/30 (a)	7,500,000	6,239,775
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28 (a)	2,125,000	1,832,600
2.60%, 10/01/29 (a)	3,000,000	2,654,700
2.00%, 10/15/31 (a)	3,575,000	2,919,309
4.95%, 11/21/32 (a)	1,850,000	1,885,095
Tyson Foods, Inc.
4.35%, 03/01/29 (a)	3,050,000	2,909,517
Unilever Capital Corp.
2.13%, 09/06/29 (a)	2,500,000	2,165,375
1.38%, 09/14/30 (a)	1,500,000	1,204,530
1.75%, 08/12/31 (a)	2,700,000	2,186,622
5.90%, 11/15/32	3,000,000	3,287,370
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	2,500,000	2,041,700
2.65%, 01/15/32 (a)	1,550,000	1,231,894
UPMC
5.04%, 05/15/33 (a)	100,000	97,916
Viatris, Inc.
2.70%, 06/22/30 (a)	4,450,000	3,610,196
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Whirlpool Corp.
4.75%, 02/26/29 (a)	2,090,000	2,041,846
2.40%, 05/15/31 (a)	850,000	691,195
4.70%, 05/14/32 (a)	900,000	865,620
5.50%, 03/01/33 (a)	900,000	899,271
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	2,275,000	1,890,935
Zoetis, Inc.
3.90%, 08/20/28 (a)	1,500,000	1,440,270
2.00%, 05/15/30 (a)	2,200,000	1,839,794
5.60%, 11/16/32 (a)	2,350,000	2,461,766
		710,796,296
Energy 6.5%
Apache Corp.
4.38%, 10/15/28 (a)	1,000,000	911,940
4.25%, 01/15/30 (a)	1,000,000	891,390
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29 (a)	1,550,000	1,386,227
4.49%, 05/01/30 (a)	1,425,000	1,381,623
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	1,450,000	1,393,247
3.40%, 02/15/31 (a)	1,475,000	1,270,934
3.60%, 09/01/32 (a)	1,550,000	1,321,902
BP Capital Markets America, Inc.
3.94%, 09/21/28 (a)	3,050,000	2,924,004
4.23%, 11/06/28 (a)	6,000,000	5,838,540
3.63%, 04/06/30 (a)	3,750,000	3,499,462
1.75%, 08/10/30 (a)	2,900,000	2,376,086
2.72%, 01/12/32 (a)	5,950,000	5,063,509
4.81%, 02/13/33 (a)	6,675,000	6,587,958
BP Capital Markets PLC
3.72%, 11/28/28 (a)	2,300,000	2,178,560
Burlington Resources LLC
7.20%, 08/15/31	1,350,000	1,545,467
7.40%, 12/01/31	1,000,000	1,158,450
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (a)	1,425,000	1,227,011
7.20%, 01/15/32	1,175,000	1,284,087
6.45%, 06/30/33	1,000,000	1,033,850
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	1,475,000	1,193,128
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (a)	3,500,000	3,179,085
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	4,350,000	3,999,259
4.00%, 03/01/31 (a)	4,400,000	3,882,736
3.25%, 01/31/32 (a)	3,500,000	2,892,085
5.95%, 06/30/33 (a)(e)	3,500,000	3,514,560
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	4,400,000	4,124,736
Chevron Corp.
2.24%, 05/11/30 (a)	4,475,000	3,903,005
Chevron USA, Inc.
3.25%, 10/15/29 (a)	1,700,000	1,574,642
Conoco Funding Co.
7.25%, 10/15/31	1,175,000	1,346,198
ConocoPhillips Co.
6.95%, 04/15/29	3,725,000	4,106,663
5.90%, 10/15/32	1,500,000	1,617,750
Coterra Energy, Inc.
4.38%, 03/15/29 (a)	1,445,000	1,350,613
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report159

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	1,800,000	1,763,280
8.13%, 08/16/30	1,100,000	1,244,738
3.25%, 02/15/32 (a)	1,225,000	1,038,580
Devon Energy Corp.
4.50%, 01/15/30 (a)	1,730,000	1,630,923
7.88%, 09/30/31	2,000,000	2,269,900
7.95%, 04/15/32	1,125,000	1,296,416
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	2,925,000	2,639,725
3.13%, 03/24/31 (a)	2,250,000	1,927,508
6.25%, 03/15/33 (a)	3,400,000	3,524,576
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	1,250,000	1,093,525
Enable Midstream Partners LP
4.15%, 09/15/29 (a)	1,635,000	1,507,110
Enbridge, Inc.
3.13%, 11/15/29 (a)	2,800,000	2,478,252
5.70%, 03/08/33 (a)	6,800,000	6,895,812
Energy Transfer LP
5.25%, 04/15/29 (a)	4,550,000	4,443,712
3.75%, 05/15/30 (a)	4,375,000	3,957,144
5.75%, 02/15/33 (a)	4,500,000	4,533,435
Enterprise Products Operating LLC
4.15%, 10/16/28 (a)	2,900,000	2,778,548
3.13%, 07/31/29 (a)	3,785,000	3,400,406
2.80%, 01/31/30 (a)	3,725,000	3,268,948
5.35%, 01/31/33 (a)	2,950,000	3,001,448
6.88%, 03/01/33	1,500,000	1,693,170
EOG Resources, Inc.
4.38%, 04/15/30 (a)	2,300,000	2,256,576
EQT Corp.
5.00%, 01/15/29 (a)	950,000	895,014
7.50%, 02/01/30 (a)(f)	2,025,000	2,123,496
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	3,725,000	3,318,565
3.48%, 03/19/30 (a)	5,975,000	5,611,541
2.61%, 10/15/30 (a)	5,875,000	5,162,950
Halliburton Co.
2.92%, 03/01/30 (a)	2,875,000	2,534,111
Helmerich and Payne, Inc.
2.90%, 09/29/31 (a)	1,775,000	1,434,005
Hess Corp.
7.88%, 10/01/29	1,425,000	1,579,385
7.30%, 08/15/31	1,950,000	2,144,512
7.13%, 03/15/33	1,600,000	1,752,544
HF Sinclair Corp.
4.50%, 10/01/30 (a)	1,075,000	957,546
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	900,000	991,863
7.75%, 03/15/32	875,000	981,986
Kinder Morgan, Inc.
2.00%, 02/15/31 (a)	1,750,000	1,393,245
7.80%, 08/01/31	1,650,000	1,867,388
7.75%, 01/15/32	3,150,000	3,558,870
4.80%, 02/01/33 (a)	2,850,000	2,698,722
5.20%, 06/01/33 (a)	4,000,000	3,876,920
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	1,600,000	1,411,616
Marathon Oil Corp.
6.80%, 03/15/32	1,675,000	1,737,327
MPLX LP
4.80%, 02/15/29 (a)	2,250,000	2,175,187
2.65%, 08/15/30 (a)	4,500,000	3,772,260
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 09/01/32 (a)	2,675,000	2,559,012
5.00%, 03/01/33 (a)	3,600,000	3,455,820
National Fuel Gas Co.
4.75%, 09/01/28 (a)	850,000	806,038
2.95%, 03/01/31 (a)	1,475,000	1,185,708
NOV, Inc.
3.60%, 12/01/29 (a)	1,460,000	1,305,401
Occidental Petroleum Corp.
6.38%, 09/01/28 (a)	1,800,000	1,839,780
8.88%, 07/15/30 (a)	2,900,000	3,335,377
6.63%, 09/01/30 (a)	4,000,000	4,158,280
6.13%, 01/01/31 (a)	3,300,000	3,353,592
7.50%, 05/01/31	2,700,000	2,950,830
7.88%, 09/15/31	1,500,000	1,674,525
ONEOK, Inc.
4.55%, 07/15/28 (a)	2,450,000	2,326,250
4.35%, 03/15/29 (a)	2,100,000	1,954,995
3.40%, 09/01/29 (a)	2,175,000	1,903,451
3.10%, 03/15/30 (a)	2,375,000	2,042,547
6.35%, 01/15/31 (a)	1,605,000	1,654,209
6.10%, 11/15/32 (a)	2,300,000	2,341,998
Ovintiv, Inc.
8.13%, 09/15/30	900,000	991,062
7.20%, 11/01/31	1,050,000	1,109,997
7.38%, 11/01/31	1,550,000	1,663,042
Phillips 66
2.15%, 12/15/30 (a)	2,550,000	2,082,942
Phillips 66 Co.
3.15%, 12/15/29 (a)	1,700,000	1,485,154
5.30%, 06/30/33 (a)	1,500,000	1,498,635
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	3,275,000	2,659,267
2.15%, 01/15/31 (a)	3,000,000	2,458,290
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000,000	2,645,190
3.80%, 09/15/30 (a)	2,200,000	1,955,470
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (a)	5,975,000	5,685,212
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	3,975,000	3,482,895
Schlumberger Investment SA
4.85%, 05/15/33 (a)	900,000	888,237
Shell International Finance BV
3.88%, 11/13/28 (a)	4,500,000	4,358,610
2.38%, 11/07/29 (a)	4,415,000	3,872,882
2.75%, 04/06/30 (a)	5,600,000	5,016,536
Suncor Energy, Inc.
7.15%, 02/01/32	1,500,000	1,623,195
Targa Resources Corp.
4.20%, 02/01/33 (a)	2,150,000	1,907,846
6.13%, 03/15/33 (a)	2,700,000	2,761,398
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%, 01/15/29 (a)	1,850,000	1,889,313
5.50%, 03/01/30 (a)	2,900,000	2,792,671
4.88%, 02/01/31 (a)	2,950,000	2,727,009
4.00%, 01/15/32 (a)	2,975,000	2,581,645
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	1,150,000	1,214,320
Texas Eastern Transmission LP
7.00%, 07/15/32	1,350,000	1,503,725
Tosco Corp.
8.13%, 02/15/30	1,100,000	1,281,973
See financial notes
160Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	3,550,000	3,320,066
2.83%, 01/10/30 (a)	3,675,000	3,292,837
TotalEnergies Capital S.A.
3.88%, 10/11/28	3,000,000	2,885,040
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (a)	3,825,000	3,561,572
2.50%, 10/12/31 (a)	3,025,000	2,451,702
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)	2,400,000	2,136,384
Valero Energy Corp.
4.00%, 04/01/29 (a)	1,425,000	1,346,027
2.80%, 12/01/31 (a)	1,475,000	1,215,149
7.50%, 04/15/32	2,200,000	2,491,786
Western Midstream Operating LP
4.75%, 08/15/28 (a)	1,350,000	1,283,594
4.30%, 02/01/30 (a)	3,600,000	3,244,392
6.15%, 04/01/33 (a)	2,250,000	2,267,617
Williams Cos., Inc.
3.50%, 11/15/30 (a)	2,950,000	2,648,480
7.50%, 01/15/31	975,000	1,074,236
2.60%, 03/15/31 (a)	4,650,000	3,860,802
8.75%, 03/15/32	100,000	118,912
4.65%, 08/15/32 (a)	3,275,000	3,103,881
5.65%, 03/15/33 (a)	2,600,000	2,637,518
		334,505,816
Industrial Other 0.2%
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	2,525,000	2,403,547
Emory University
2.14%, 09/01/30 (a)	100,000	84,092
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	1,625,000	1,597,440
Johns Hopkins University
4.71%, 07/01/32 (a)	850,000	849,983
Quanta Services, Inc.
2.90%, 10/01/30 (a)	3,175,000	2,702,623
2.35%, 01/15/32 (a)	1,450,000	1,143,514
Yale University
1.48%, 04/15/30 (a)	1,550,000	1,282,532
		10,063,731
Technology 9.8%
Adobe, Inc.
2.30%, 02/01/30 (a)	3,875,000	3,402,366
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	1,550,000	1,472,872
Alphabet, Inc.
1.10%, 08/15/30 (a)	6,725,000	5,446,846
Amdocs Ltd.
2.54%, 06/15/30 (a)	1,975,000	1,655,425
Analog Devices, Inc.
1.70%, 10/01/28 (a)	2,300,000	1,979,702
2.10%, 10/01/31 (a)	3,025,000	2,507,543
Apple Inc.
1.40%, 08/05/28 (a)	6,950,000	6,002,506
3.25%, 08/08/29 (a)	3,000,000	2,813,490
2.20%, 09/11/29 (a)	5,200,000	4,566,640
1.65%, 05/11/30 (a)	5,200,000	4,384,224
1.25%, 08/20/30 (a)	3,625,000	2,945,421
1.65%, 02/08/31 (a)	8,325,000	6,906,586
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.70%, 08/05/31 (a)	2,900,000	2,393,602
3.35%, 08/08/32 (a)	4,550,000	4,251,019
Apple, Inc.
4.15%, 05/10/30 (a)	1,400,000	1,378,762
4.30%, 05/10/33 (a)	2,900,000	2,887,211
Applied Materials, Inc.
1.75%, 06/01/30 (a)	2,300,000	1,924,847
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)	1,450,000	1,198,831
Autodesk, Inc.
2.85%, 01/15/30 (a)	1,435,000	1,258,093
2.40%, 12/15/31 (a)	3,025,000	2,484,856
Automatic Data Processing, Inc.
1.25%, 09/01/30 (a)	2,925,000	2,373,345
Avnet, Inc.
3.00%, 05/15/31 (a)	900,000	721,989
5.50%, 06/01/32 (a)	900,000	859,824
Baidu, Inc.
4.88%, 11/14/28 (a)	1,200,000	1,174,152
3.43%, 04/07/30 (a)	1,200,000	1,077,576
2.38%, 10/09/30 (a)	900,000	746,037
2.38%, 08/23/31 (a)	2,050,000	1,669,110
Broadcom, Inc.
4.11%, 09/15/28 (a)	3,000,000	2,839,140
4.00%, 04/15/29 (a)(e)	2,500,000	2,313,475
4.75%, 04/15/29 (a)	5,060,000	4,901,268
5.00%, 04/15/30 (a)	1,800,000	1,768,680
4.15%, 11/15/30 (a)	5,565,000	5,117,463
2.45%, 02/15/31 (a)(e)	8,050,000	6,549,963
4.15%, 04/15/32 (a)(e)	3,700,000	3,352,200
4.30%, 11/15/32 (a)	6,250,000	5,730,437
2.60%, 02/15/33 (a)(e)	5,125,000	3,998,679
3.42%, 04/15/33 (a)(e)	6,050,000	5,071,412
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	2,300,000	1,970,870
2.60%, 05/01/31 (a)	3,025,000	2,483,948
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (a)	1,300,000	1,131,585
3.25%, 02/15/29 (a)	1,850,000	1,604,653
3.57%, 12/01/31 (a)	2,975,000	2,515,095
CGI, Inc.
2.30%, 09/14/31 (a)	1,200,000	939,192
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (a)	5,280,000	5,246,736
6.20%, 07/15/30 (a)	2,250,000	2,344,050
5.75%, 02/01/33 (a)	3,000,000	3,032,160
DXC Technology Co.
2.38%, 09/15/28 (a)	2,050,000	1,714,538
Equifax, Inc.
3.10%, 05/15/30 (a)	1,875,000	1,623,656
2.35%, 09/15/31 (a)	3,025,000	2,419,698
Equinix, Inc.
3.20%, 11/18/29 (a)	3,600,000	3,170,808
2.15%, 07/15/30 (a)	3,300,000	2,677,488
2.50%, 05/15/31 (a)	3,025,000	2,467,886
3.90%, 04/15/32 (a)	3,550,000	3,195,532
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	1,525,000	1,305,568
Fidelity National Information Services, Inc.
3.75%, 05/21/29 (a)	1,825,000	1,669,985
2.25%, 03/01/31 (a)	3,850,000	3,083,888
5.10%, 07/15/32 (a)	2,175,000	2,113,121
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report161

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fiserv, Inc.
4.20%, 10/01/28 (a)	2,925,000	2,803,993
3.50%, 07/01/29 (a)	9,000,000	8,247,690
2.65%, 06/01/30 (a)	2,950,000	2,517,707
5.60%, 03/02/33 (a)	2,700,000	2,755,296
Flex Ltd.
4.88%, 06/15/29 (a)	1,850,000	1,775,482
4.88%, 05/12/30 (a)	1,950,000	1,893,255
Fortinet, Inc.
2.20%, 03/15/31 (a)	1,525,000	1,242,311
Global Payments, Inc.
3.20%, 08/15/29 (a)	4,130,000	3,591,448
5.30%, 08/15/29 (a)	1,100,000	1,075,492
2.90%, 05/15/30 (a)	2,975,000	2,523,157
2.90%, 11/15/31 (a)	2,200,000	1,795,948
5.40%, 08/15/32 (a)	2,250,000	2,194,088
HP, Inc.
4.00%, 04/15/29 (a)	2,975,000	2,780,762
3.40%, 06/17/30 (a)	2,475,000	2,177,678
2.65%, 06/17/31 (a)	3,275,000	2,641,189
4.20%, 04/15/32 (a)	3,050,000	2,738,442
5.50%, 01/15/33 (a)	3,100,000	3,047,548
Intel Corp.
1.60%, 08/12/28 (a)	2,950,000	2,545,673
4.00%, 08/05/29 (a)	2,300,000	2,191,417
2.45%, 11/15/29 (a)	5,975,000	5,188,630
5.13%, 02/10/30 (a)	3,725,000	3,752,975
3.90%, 03/25/30 (a)	4,625,000	4,364,982
2.00%, 08/12/31 (a)	3,800,000	3,105,246
4.15%, 08/05/32 (a)	3,875,000	3,697,835
4.00%, 12/15/32	2,200,000	2,067,450
5.20%, 02/10/33 (a)	6,250,000	6,315,500
International Business Machines Corp.
3.50%, 05/15/29	9,550,000	8,831,362
1.95%, 05/15/30 (a)	4,050,000	3,362,958
2.72%, 02/09/32 (a)	1,550,000	1,327,358
4.40%, 07/27/32 (a)	2,300,000	2,210,231
5.88%, 11/29/32	2,000,000	2,140,180
4.75%, 02/06/33 (a)	1,850,000	1,817,847
Intuit, Inc.
1.65%, 07/15/30 (a)	1,500,000	1,218,975
Jabil, Inc.
5.45%, 02/01/29 (a)	900,000	894,411
3.60%, 01/15/30 (a)	1,510,000	1,355,376
3.00%, 01/15/31 (a)	1,800,000	1,532,610
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	1,500,000	1,355,985
2.00%, 12/10/30 (a)	1,225,000	952,891
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	1,525,000	1,340,994
KLA Corp.
4.10%, 03/15/29 (a)	2,375,000	2,288,550
4.65%, 07/15/32 (a)	3,050,000	3,041,094
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	1,400,000	1,140,244
3.15%, 10/15/31 (a)	1,975,000	1,483,363
Lam Research Corp.
4.00%, 03/15/29 (a)	2,950,000	2,852,030
1.90%, 06/15/30 (a)	2,375,000	1,980,133
Leidos, Inc.
4.38%, 05/15/30 (a)	2,250,000	2,078,955
2.30%, 02/15/31 (a)	2,975,000	2,348,495
5.75%, 03/15/33 (a)	2,250,000	2,243,700
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marvell Technology, Inc.
2.95%, 04/15/31 (a)	2,350,000	1,971,650
Mastercard, Inc.
2.95%, 06/01/29 (a)	2,975,000	2,712,278
3.35%, 03/26/30 (a)	4,525,000	4,225,219
1.90%, 03/15/31 (a)	1,750,000	1,456,560
2.00%, 11/18/31 (a)	2,400,000	1,988,136
4.85%, 03/09/33 (a)	2,175,000	2,218,391
Micron Technology, Inc.
5.33%, 02/06/29 (a)	2,125,000	2,096,100
6.75%, 11/01/29 (a)	3,750,000	3,901,125
4.66%, 02/15/30 (a)	2,575,000	2,429,822
2.70%, 04/15/32 (a)	3,025,000	2,391,293
5.88%, 02/09/33 (a)	2,200,000	2,194,280
Moody's Corp.
4.25%, 02/01/29 (a)	1,225,000	1,181,329
2.00%, 08/19/31 (a)	1,750,000	1,412,810
4.25%, 08/08/32 (a)	1,450,000	1,378,298
Motorola Solutions, Inc.
4.60%, 05/23/29 (a)	2,475,000	2,400,725
2.30%, 11/15/30 (a)	2,650,000	2,146,845
2.75%, 05/24/31 (a)	2,450,000	2,012,602
5.60%, 06/01/32 (a)	2,000,000	1,988,640
NetApp, Inc.
2.70%, 06/22/30 (a)	2,100,000	1,770,258
NVIDIA Corp.
2.85%, 04/01/30 (a)	4,550,000	4,128,715
2.00%, 06/15/31 (a)	3,825,000	3,212,273
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	1,725,000	1,739,266
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29 (a)	2,900,000	2,736,875
3.40%, 05/01/30 (a)	2,925,000	2,593,422
2.50%, 05/11/31 (a)	2,900,000	2,369,967
2.65%, 02/15/32 (a)	2,900,000	2,347,347
5.00%, 01/15/33 (a)	2,900,000	2,794,846
Oracle Corp.
6.15%, 11/09/29 (a)	3,700,000	3,857,361
2.95%, 04/01/30 (a)	9,650,000	8,428,985
4.65%, 05/06/30 (a)	2,250,000	2,179,148
3.25%, 05/15/30 (a)	1,575,000	1,406,507
2.88%, 03/25/31 (a)	9,950,000	8,490,434
6.25%, 11/09/32 (a)	6,850,000	7,280,043
4.90%, 02/06/33 (a)	4,050,000	3,933,319
PayPal Holdings, Inc.
2.85%, 10/01/29 (a)	4,375,000	3,892,262
2.30%, 06/01/30 (a)	3,025,000	2,565,744
4.40%, 06/01/32 (a)	3,125,000	3,011,906
Qorvo, Inc.
4.38%, 10/15/29 (a)	2,450,000	2,221,097
QUALCOMM, Inc.
2.15%, 05/20/30 (a)	3,575,000	3,078,254
1.65%, 05/20/32 (a)	3,700,000	2,922,889
4.25%, 05/20/32 (a)	1,550,000	1,512,831
5.40%, 05/20/33 (a)	2,100,000	2,213,778
RELX Capital, Inc.
4.00%, 03/18/29 (a)	2,760,000	2,645,377
3.00%, 05/22/30 (a)	2,350,000	2,101,065
4.75%, 05/20/32 (a)	1,500,000	1,475,820
Roper Technologies, Inc.
4.20%, 09/15/28 (a)	2,500,000	2,407,325
2.95%, 09/15/29 (a)	2,075,000	1,839,654
2.00%, 06/30/30 (a)	1,775,000	1,455,607
1.75%, 02/15/31 (a)	3,050,000	2,422,158
See financial notes
162Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
S&P Global, Inc.
4.75%, 08/01/28 (a)	2,050,000	2,042,026
2.70%, 03/01/29 (a)	3,750,000	3,391,912
4.25%, 05/01/29 (a)	2,700,000	2,637,414
2.50%, 12/01/29 (a)	1,500,000	1,310,550
1.25%, 08/15/30 (a)	1,750,000	1,381,923
2.90%, 03/01/32 (a)	4,475,000	3,889,401
Salesforce, Inc.
1.50%, 07/15/28 (a)	2,875,000	2,478,595
1.95%, 07/15/31 (a)	4,575,000	3,780,597
ServiceNow, Inc.
1.40%, 09/01/30 (a)	4,575,000	3,629,073
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	1,475,000	1,198,482
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	1,725,000	1,422,694
2.65%, 08/09/31 (a)	1,550,000	1,194,213
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	1,425,000	1,181,867
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	1,500,000	1,185,090
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	2,250,000	1,965,015
1.75%, 05/04/30 (a)	2,225,000	1,870,758
1.90%, 09/15/31 (a)	1,500,000	1,233,840
3.65%, 08/16/32 (a)	1,200,000	1,116,948
4.90%, 03/14/33 (a)	2,175,000	2,231,006
Trimble, Inc.
6.10%, 03/15/33 (a)	2,350,000	2,387,788
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	1,500,000	1,437,255
2.50%, 10/25/31 (a)	3,725,000	3,123,673
4.25%, 04/22/32 (a)	2,950,000	2,851,322
Tyco Electronics Group S.A.
2.50%, 02/04/32 (a)	1,800,000	1,516,140
VeriSign, Inc.
2.70%, 06/15/31 (a)	2,200,000	1,832,842
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	1,825,000	1,746,379
5.75%, 04/01/33 (a)	1,550,000	1,623,300
Visa, Inc.
2.05%, 04/15/30 (a)	4,100,000	3,521,121
1.10%, 02/15/31 (a)	2,950,000	2,333,509
VMware, Inc.
1.80%, 08/15/28 (a)	2,375,000	1,997,613
4.70%, 05/15/30 (a)	2,300,000	2,199,996
2.20%, 08/15/31 (a)	4,425,000	3,481,236
Western Digital Corp.
2.85%, 02/01/29 (a)	1,500,000	1,200,450
3.10%, 02/01/32 (a)	1,475,000	1,093,373
Western Union Co.
2.75%, 03/15/31 (a)	925,000	734,247
Workday, Inc.
3.70%, 04/01/29 (a)	2,250,000	2,090,385
3.80%, 04/01/32 (a)	3,750,000	3,377,850
Xilinx, Inc.
2.38%, 06/01/30 (a)	2,250,000	1,945,463
		500,440,967
Transportation 1.5%
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	1,237,693	1,105,285
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	1,242,500	1,141,882
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 10/15/29	1,385,839	1,239,660
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	1,590,843	1,382,268
Canadian National Railway Co.
6.90%, 07/15/28	1,360,000	1,488,275
3.85%, 08/05/32 (a)	2,500,000	2,331,875
Canadian Pacific Railway Co.
2.88%, 11/15/29 (a)	100,000	88,717
2.05%, 03/05/30 (a)	1,800,000	1,512,954
7.13%, 10/15/31	1,025,000	1,160,587
2.45%, 12/02/31 (a)	4,300,000	3,783,097
CSX Corp.
4.25%, 03/15/29 (a)	2,825,000	2,740,872
2.40%, 02/15/30 (a)	1,200,000	1,036,224
4.10%, 11/15/32 (a)	2,800,000	2,653,000
FedEx Corp.
4.20%, 10/17/28 (a)	1,200,000	1,157,544
3.10%, 08/05/29 (a)	2,970,000	2,679,415
4.25%, 05/15/30 (a)	2,300,000	2,203,722
2.40%, 05/15/31 (a)	3,050,000	2,534,855
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	1,300,000	1,014,312
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	1,472,613	1,247,465
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 11/15/32 (c)	1,746,536	1,592,195
Norfolk Southern Corp.
3.80%, 08/01/28 (a)	1,750,000	1,658,038
2.55%, 11/01/29 (a)	1,175,000	1,016,516
2.30%, 05/15/31 (a)	1,500,000	1,249,530
3.00%, 03/15/32 (a)	1,875,000	1,615,144
4.45%, 03/01/33 (a)	1,500,000	1,437,060
Southwest Airlines Co.
2.63%, 02/10/30 (a)	2,060,000	1,758,004
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 04/01/28	29,369	26,954
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	1,800,000	1,415,376
Union Pacific Corp.
3.95%, 09/10/28 (a)	3,500,000	3,394,545
6.63%, 02/01/29	1,125,000	1,228,511
3.70%, 03/01/29 (a)	2,350,000	2,248,598
2.40%, 02/05/30 (a)	2,425,000	2,113,315
2.38%, 05/20/31 (a)	2,925,000	2,478,177
2.80%, 02/14/32 (a)	3,875,000	3,349,589
4.50%, 01/20/33 (a)	2,750,000	2,708,283
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	1,490,553	1,346,014
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	1,489,444	1,316,951
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	1,705,920	1,541,503
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	37,504	34,461
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	1,760,945	1,491,238
United Parcel Service, Inc.
3.40%, 03/15/29 (a)	2,000,000	1,892,800
2.50%, 09/01/29 (a)	1,175,000	1,042,813
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report163

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 04/01/30 (a)	2,400,000	2,392,008
4.88%, 03/03/33 (a)	2,750,000	2,782,642
		75,632,274
		2,829,775,720

Utility 8.0%
Electric 7.1%
AEP Texas, Inc.
2.10%, 07/01/30 (a)	2,000,000	1,640,220
4.70%, 05/15/32 (a)	1,575,000	1,511,984
5.40%, 06/01/33 (a)	1,000,000	995,690
AES Corp.
2.45%, 01/15/31 (a)	3,000,000	2,429,580
Alabama Power Co.
1.45%, 09/15/30 (a)	1,750,000	1,387,662
3.05%, 03/15/32 (a)	2,025,000	1,766,569
3.94%, 09/01/32 (a)	1,350,000	1,252,449
Ameren Corp.
3.50%, 01/15/31 (a)	2,550,000	2,283,703
Ameren Illinois Co.
1.55%, 11/15/30 (a)	1,050,000	832,325
3.85%, 09/01/32 (a)	1,500,000	1,384,020
4.95%, 06/01/33 (a)	1,200,000	1,191,744
American Electric Power Co., Inc.
4.30%, 12/01/28 (a)	1,775,000	1,698,071
2.30%, 03/01/30 (a)	1,125,000	935,663
5.95%, 11/01/32 (a)	1,475,000	1,542,481
5.63%, 03/01/33 (a)	2,700,000	2,753,001
Appalachian Power Co.
2.70%, 04/01/31 (a)	1,625,000	1,356,209
4.50%, 08/01/32 (a)	1,500,000	1,411,635
Arizona Public Service Co.
2.60%, 08/15/29 (a)	1,150,000	988,575
2.20%, 12/15/31 (a)	1,375,000	1,079,031
6.35%, 12/15/32 (a)	1,250,000	1,326,875
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	1,050,000	1,001,249
2.30%, 03/15/31 (a)	1,350,000	1,123,092
Avangrid, Inc.
3.80%, 06/01/29 (a)	2,250,000	2,060,865
Baltimore Gas and Electric Co.
2.25%, 06/15/31 (a)	1,775,000	1,479,640
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	3,275,000	3,010,478
1.65%, 05/15/31 (a)	1,525,000	1,187,899
Black Hills Corp.
3.05%, 10/15/29 (a)	1,125,000	967,601
2.50%, 06/15/30 (a)	1,400,000	1,157,702
4.35%, 05/01/33 (a)	1,000,000	894,430
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	1,125,000	947,801
3.00%, 03/01/32 (a)	900,000	779,382
4.45%, 10/01/32 (a)	1,550,000	1,497,098
6.95%, 03/15/33	950,000	1,090,876
4.95%, 04/01/33 (a)	1,600,000	1,603,216
CenterPoint Energy, Inc.
4.25%, 11/01/28 (a)	20,000	18,784
2.95%, 03/01/30 (a)	1,305,000	1,137,777
2.65%, 06/01/31 (a)	1,450,000	1,214,448
CMS Energy Corp.
4.75%, 06/01/50 (a)(b)	1,475,000	1,274,002
3.75%, 12/01/50 (a)(b)	1,125,000	867,499
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth Edison Co.
3.70%, 08/15/28 (a)	1,600,000	1,511,584
2.20%, 03/01/30 (a)	1,060,000	898,445
3.15%, 03/15/32 (a)	825,000	728,954
4.90%, 02/01/33 (a)	1,250,000	1,248,038
Connecticut Light and Power Co.
2.05%, 07/01/31 (a)	1,300,000	1,060,293
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	1,483,000	1,421,559
3.35%, 04/01/30 (a)	1,825,000	1,663,579
2.40%, 06/15/31 (a)	2,650,000	2,207,582
5.20%, 03/01/33 (a)	1,500,000	1,519,845
Constellation Energy Generation LLC
5.80%, 03/01/33 (a)	1,800,000	1,854,162
Consumers Energy Co.
3.80%, 11/15/28 (a)	925,000	874,097
3.60%, 08/15/32 (a)	1,050,000	949,284
4.63%, 05/15/33 (a)	2,000,000	1,953,660
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	350,000	285,768
6.63%, 02/01/32	850,000	940,568
5.30%, 05/15/33	1,150,000	1,163,685
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	4,425,000	3,962,587
2.25%, 08/15/31 (a)	2,540,000	2,053,615
4.35%, 08/15/32 (a)	1,150,000	1,077,355
5.38%, 11/15/32 (a)	2,975,000	2,994,218
6.30%, 03/15/33	975,000	1,039,448
DTE Electric Co.
2.25%, 03/01/30 (a)	1,825,000	1,559,298
2.63%, 03/01/31 (a)	1,900,000	1,627,179
3.00%, 03/01/32 (a)	1,550,000	1,336,317
5.20%, 04/01/33 (a)	1,600,000	1,631,584
DTE Energy Co.
3.40%, 06/15/29 (a)	1,400,000	1,254,596
2.95%, 03/01/30 (a)	900,000	782,352
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	1,950,000	1,867,261
6.00%, 12/01/28	125,000	131,214
2.45%, 08/15/29 (a)	1,350,000	1,168,479
2.45%, 02/01/30 (a)	1,500,000	1,291,575
2.55%, 04/15/31 (a)	1,750,000	1,489,862
2.85%, 03/15/32 (a)	1,500,000	1,278,165
6.45%, 10/15/32	1,000,000	1,084,730
4.95%, 01/15/33 (a)	3,775,000	3,756,804
Duke Energy Corp.
3.40%, 06/15/29 (a)	1,735,000	1,570,938
2.45%, 06/01/30 (a)	2,625,000	2,207,336
2.55%, 06/15/31 (a)	3,000,000	2,492,610
4.50%, 08/15/32 (a)	3,600,000	3,403,404
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	1,700,000	1,622,327
2.50%, 12/01/29 (a)	2,050,000	1,775,156
1.75%, 06/15/30 (a)	1,500,000	1,222,995
2.40%, 12/15/31 (a)	1,940,000	1,597,105
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	1,200,000	1,117,296
2.13%, 06/01/30 (a)	1,525,000	1,268,480
5.25%, 04/01/33 (a)	1,175,000	1,188,806
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	1,500,000	1,420,620
3.45%, 03/15/29 (a)	1,800,000	1,656,450
2.00%, 08/15/31 (a)	1,950,000	1,572,265
3.40%, 04/01/32 (a)	1,550,000	1,374,261
5.25%, 03/15/33 (a)	1,625,000	1,655,550
See financial notes
164Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Edison International
5.25%, 11/15/28 (a)	1,500,000	1,463,655
6.95%, 11/15/29 (a)	1,900,000	2,003,474
Emera US Finance LP
2.64%, 06/15/31 (a)	1,350,000	1,085,751
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	1,250,000	1,257,500
Entergy Corp.
2.80%, 06/15/30 (a)	1,775,000	1,508,253
2.40%, 06/15/31 (a)	1,925,000	1,561,387
Entergy Louisiana LLC
1.60%, 12/15/30 (a)	975,000	764,400
3.05%, 06/01/31 (a)	1,050,000	914,099
2.35%, 06/15/32 (a)	1,500,000	1,208,355
4.00%, 03/15/33 (a)	2,325,000	2,118,819
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	925,000	873,071
1.75%, 03/15/31 (a)	1,950,000	1,547,052
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	1,175,000	980,432
4.95%, 04/15/33 (a)	850,000	837,939
Evergy, Inc.
2.90%, 09/15/29 (a)	2,375,000	2,074,040
Eversource Energy
4.25%, 04/01/29 (a)	1,450,000	1,384,823
1.65%, 08/15/30 (a)	1,875,000	1,495,537
2.55%, 03/15/31 (a)	1,000,000	833,330
3.38%, 03/01/32 (a)	1,925,000	1,685,010
5.13%, 05/15/33 (a)	2,100,000	2,075,514
Exelon Corp.
4.05%, 04/15/30 (a)	3,725,000	3,495,726
3.35%, 03/15/32 (a)	1,925,000	1,677,098
5.30%, 03/15/33 (a)	2,550,000	2,554,768
Florida Power & Light Co.
4.63%, 05/15/30 (a)	1,350,000	1,332,018
2.45%, 02/03/32 (a)	4,425,000	3,730,540
5.10%, 04/01/33 (a)	2,200,000	2,240,150
4.80%, 05/15/33 (a)	2,000,000	1,988,060
Georgia Power Co.
2.65%, 09/15/29 (a)	2,495,000	2,161,044
4.70%, 05/15/32 (a)	2,050,000	1,983,723
4.95%, 05/17/33 (a)	2,900,000	2,866,418
Interstate Power and Light Co.
4.10%, 09/26/28 (a)	1,600,000	1,514,432
3.60%, 04/01/29 (a)	1,000,000	917,600
2.30%, 06/01/30 (a)	1,275,000	1,062,419
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	1,325,000	1,200,490
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	1,000,000	1,020,410
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	1,325,000	1,352,719
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	2,550,000	2,373,693
6.75%, 12/30/31	1,175,000	1,310,442
National Grid PLC
5.81%, 06/12/33 (a)	2,400,000	2,444,112
National Rural Utilities Cooperative Finance Corp.
3.90%, 11/01/28 (a)	1,000,000	944,940
3.70%, 03/15/29 (a)	1,300,000	1,208,246
2.40%, 03/15/30 (a)	1,525,000	1,294,085
1.35%, 03/15/31 (a)	1,150,000	878,520
1.65%, 06/15/31 (a)	1,000,000	778,220
8.00%, 03/01/32	1,350,000	1,586,263
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 04/15/32 (a)	1,575,000	1,315,913
4.02%, 11/01/32 (a)	1,750,000	1,608,337
4.15%, 12/15/32 (a)	1,200,000	1,124,280
5.80%, 01/15/33 (a)	2,025,000	2,124,225
7.13%, 09/15/53 (a)(b)	750,000	752,723
Nevada Power Co.
3.70%, 05/01/29 (a)	1,500,000	1,395,915
2.40%, 05/01/30 (a)	1,300,000	1,100,398
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/29 (a)	1,550,000	1,420,451
2.75%, 11/01/29 (a)	3,125,000	2,718,219
5.00%, 02/28/30 (a)	1,800,000	1,781,586
2.25%, 06/01/30 (a)	6,002,000	4,994,504
2.44%, 01/15/32 (a)	3,175,000	2,581,370
5.00%, 07/15/32 (a)	2,900,000	2,865,142
5.05%, 02/28/33 (a)	2,900,000	2,866,418
5.65%, 05/01/79 (a)(b)	1,500,000	1,397,115
Northern States Power Co.
2.25%, 04/01/31 (a)	1,300,000	1,085,422
NSTAR Electric Co.
3.25%, 05/15/29 (a)	1,300,000	1,193,491
3.95%, 04/01/30 (a)	1,275,000	1,209,070
1.95%, 08/15/31 (a)	825,000	663,762
Ohio Power Co.
2.60%, 04/01/30 (a)	1,025,000	881,654
1.63%, 01/15/31 (a)	1,350,000	1,067,864
5.00%, 06/01/33 (a)	1,000,000	985,480
Oklahoma Gas and Electric Co.
3.80%, 08/15/28 (a)	1,125,000	1,066,084
3.30%, 03/15/30 (a)	830,000	747,473
3.25%, 04/01/30 (a)	1,075,000	960,534
5.40%, 01/15/33 (a)	1,375,000	1,399,970
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	1,875,000	1,772,569
5.75%, 03/15/29 (a)	1,000,000	1,041,570
2.75%, 05/15/30 (a)	2,050,000	1,799,203
7.00%, 05/01/32	1,450,000	1,647,635
4.15%, 06/01/32 (a)	1,200,000	1,147,056
4.55%, 09/15/32 (a)	2,150,000	2,095,433
7.25%, 01/15/33	950,000	1,104,071
Pacific Gas & Electric Co.
6.10%, 01/15/29 (a)	2,500,000	2,462,250
6.40%, 06/15/33 (a)	3,400,000	3,381,844
Pacific Gas and Electric Co.
3.75%, 07/01/28	2,703,000	2,433,754
4.65%, 08/01/28 (a)	850,000	789,276
4.20%, 03/01/29 (a)	1,200,000	1,081,116
4.55%, 07/01/30 (a)	9,400,000	8,512,452
2.50%, 02/01/31 (a)	5,875,000	4,612,991
3.25%, 06/01/31 (a)	2,875,000	2,341,687
4.40%, 03/01/32 (a)	325,000	282,575
5.90%, 06/15/32 (a)	1,850,000	1,782,660
6.15%, 01/15/33 (a)	2,875,000	2,828,396
PacifiCorp
3.50%, 06/15/29 (a)	1,200,000	1,077,972
2.70%, 09/15/30 (a)	1,250,000	1,043,300
7.70%, 11/15/31	900,000	1,003,545
PECO Energy Co.
4.90%, 06/15/33 (a)	1,500,000	1,497,150
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	1,300,000	1,210,248
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	1,800,000	1,808,046
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report165

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Progress Energy, Inc.
7.75%, 03/01/31	1,975,000	2,245,239
7.00%, 10/30/31	1,150,000	1,262,447
Public Service Co. of Colorado
1.90%, 01/15/31 (a)	1,175,000	952,373
1.88%, 06/15/31 (a)	2,200,000	1,756,876
4.10%, 06/01/32 (a)	900,000	838,665
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	1,050,000	870,996
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	1,200,000	975,432
5.25%, 01/15/33 (a)	1,400,000	1,396,626
Public Service Electric & Gas Co.
4.65%, 03/15/33 (a)	950,000	934,306
Public Service Electric and Gas Co.
3.65%, 09/01/28 (a)	950,000	889,438
3.20%, 05/15/29 (a)	1,050,000	950,849
2.45%, 01/15/30 (a)	965,000	834,387
1.90%, 08/15/31 (a)	1,375,000	1,106,586
3.10%, 03/15/32 (a)	1,500,000	1,311,885
4.90%, 12/15/32 (a)	1,175,000	1,177,855
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	1,675,000	1,313,971
2.45%, 11/15/31 (a)	2,675,000	2,167,552
Puget Energy, Inc.
4.10%, 06/15/30 (a)	1,800,000	1,642,176
4.22%, 03/15/32 (a)	1,350,000	1,215,905
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	2,400,000	1,927,440
3.00%, 03/15/32 (a)	1,450,000	1,245,594
Southern California Edison Co.
4.20%, 03/01/29 (a)	1,550,000	1,476,375
6.65%, 04/01/29	850,000	888,174
2.85%, 08/01/29 (a)	1,550,000	1,362,559
2.25%, 06/01/30 (a)	1,650,000	1,381,809
2.50%, 06/01/31 (a)	1,275,000	1,062,802
2.75%, 02/01/32 (a)	1,500,000	1,255,275
5.95%, 11/01/32 (a)	2,225,000	2,335,849
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	1,875,000	1,783,706
5.30%, 04/01/33 (a)	1,000,000	990,900
Tampa Electric Co.
2.40%, 03/15/31 (a)	1,200,000	986,424
The Southern Co.
3.70%, 04/30/30 (a)	3,025,000	2,780,852
5.70%, 10/15/32 (a)	1,475,000	1,532,643
5.20%, 06/15/33 (a)	2,000,000	1,987,160
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	900,000	713,097
3.25%, 05/15/32 (a)	950,000	829,749
Union Electric Co.
3.50%, 03/15/29 (a)	1,325,000	1,223,704
2.95%, 03/15/30 (a)	1,400,000	1,244,670
2.15%, 03/15/32 (a)	1,550,000	1,244,325
Virginia Electric & Power Co.
5.00%, 04/01/33 (a)	2,300,000	2,276,862
Virginia Electric and Power Co.
2.88%, 07/15/29 (a)	1,500,000	1,334,640
2.30%, 11/15/31 (a)	1,450,000	1,183,026
2.40%, 03/30/32 (a)	1,725,000	1,424,850
WEC Energy Group, Inc.
2.20%, 12/15/28 (a)	1,450,000	1,250,828
1.80%, 10/15/30 (a)	1,350,000	1,077,692
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Electric Power Co.
4.75%, 09/30/32 (a)	1,500,000	1,473,690
5.63%, 05/15/33	1,050,000	1,091,066
Wisconsin Power & Light Co.
4.95%, 04/01/33 (a)	750,000	744,390
Wisconsin Power and Light Co.
3.00%, 07/01/29 (a)	1,000,000	899,490
1.95%, 09/16/31 (a)	875,000	696,526
3.95%, 09/01/32 (a)	1,900,000	1,760,711
Xcel Energy, Inc.
2.60%, 12/01/29 (a)	1,500,000	1,285,860
3.40%, 06/01/30 (a)	1,850,000	1,650,607
2.35%, 11/15/31 (a)	875,000	698,276
4.60%, 06/01/32 (a)	2,100,000	1,989,435
		366,482,063
Natural Gas 0.6%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	1,475,000	1,305,463
1.50%, 01/15/31 (a)	1,750,000	1,381,800
5.45%, 10/15/32 (a)	900,000	931,977
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (a)	1,475,000	1,184,322
4.40%, 07/01/32 (a)	1,475,000	1,414,112
5.40%, 03/01/33 (a)	1,825,000	1,859,164
NiSource, Inc.
2.95%, 09/01/29 (a)	2,450,000	2,149,728
3.60%, 05/01/30 (a)	2,975,000	2,687,674
1.70%, 02/15/31 (a)	2,250,000	1,766,250
5.40%, 06/30/33 (a)	1,200,000	1,204,836
ONE Gas, Inc.
2.00%, 05/15/30 (a)	900,000	747,918
4.25%, 09/01/32 (a)	875,000	828,109
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	1,775,000	1,612,250
2.50%, 03/15/31 (a)	1,300,000	1,065,233
5.40%, 06/15/33 (a)	750,000	748,815
Sempra Energy
3.70%, 04/01/29 (a)	1,475,000	1,353,150
Southern California Gas Co.
2.55%, 02/01/30 (a)	2,475,000	2,133,871
5.20%, 06/01/33 (a)	1,250,000	1,235,938
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	1,400,000	1,101,450
5.15%, 09/15/32 (a)	1,475,000	1,467,994
Southwest Gas Corp.
2.20%, 06/15/30 (a)	1,325,000	1,077,715
4.05%, 03/15/32 (a)	1,775,000	1,601,902
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	1,125,000	1,111,860
		31,971,531
Utility Other 0.3%
American Water Capital Corp.
3.75%, 09/01/28 (a)	1,850,000	1,751,635
3.45%, 06/01/29 (a)	1,600,000	1,486,688
2.80%, 05/01/30 (a)	1,600,000	1,401,808
2.30%, 06/01/31 (a)	1,625,000	1,352,293
4.45%, 06/01/32 (a)	2,350,000	2,278,936
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	1,175,000	1,071,412
2.70%, 04/15/30 (a)	1,625,000	1,378,926
2.40%, 05/01/31 (a)	1,125,000	915,469
See financial notes
166Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Utilities plc
6.88%, 08/15/28	1,175,000	1,269,529
		12,906,696
		411,360,290
Total Corporates (Cost $5,141,514,244)		5,052,749,470

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03% (h)	7,053,687	7,053,687
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03% (h)(i)	18,957,435	18,957,435
		26,011,122
Total Short-Term Investments (Cost $26,011,122)		26,011,122
Total Investments in Securities (Cost $5,167,525,366)		5,078,760,592

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Notes Ultra Futures, expires 09/20/23	7	829,062	(9,307)
5 Year US Treasury Notes (CBOT), expires 09/29/23	140	14,993,125	(237,378)
			(246,685)
Short
10 Year US Treasury Notes (CBOT), expires 09/20/23	(130)	(14,594,531)	269,803
Total Net Unrealized Appreciation on Futures Contracts			23,118

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $18,532,058.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $71,465,890 or 1.4% of net assets.

(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report167

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/23	FACE AMOUNT AT 6/30/23	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
The Charles Schwab Corp.
3.20%, 01/25/28	$93,366	$—	($95,403)	($11,008)	$13,159	($114)	$—	$—	$275
2.00%, 03/20/28	219,822	—	(215,029)	(31,647)	26,718	136	—	—	1,292
4.00%, 02/01/29	95,256	1,550,495	—	—	(25,195)	1,996	1,622,552	1,725,000	18,325
3.25%, 05/22/29	95,357	1,469,553	—	—	(23,709)	5,712	1,546,913	1,750,000	15,081
2.75%, 10/01/29	65,514	1,037,711	—	—	(21,178)	5,197	1,087,244	1,275,000	9,396
4.63%, 03/22/30	73,735	1,344,014	(23,969)	8	29,303	1,244	1,424,335	1,450,000	17,681
1.65%, 03/11/31	97,482	1,578,849	—	—	(14,578)	12,540	1,674,293	2,175,000	9,568
2.30%, 05/13/31	102,387	1,651,114	—	—	(28,302)	9,733	1,734,932	2,175,000	12,989
1.95%, 12/01/31	125,647	1,795,383	—	—	(38,864)	12,970	1,895,136	2,485,000	12,912
2.90%, 03/03/32	165,959	2,311,103	(20,497)	(228)	(26,493)	10,530	2,440,374	2,945,000	22,634
5.85%, 05/19/34	—	3,549,990	—	—	5,578	(163)	3,555,405	3,500,000	9,348
Total	$1,134,525	$16,288,212	($354,898 )	($42,875 )	($103,561 )	$59,781	$16,981,184		$129,501

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$5,052,749,470	$—	$5,052,749,470
Short-Term Investments[1]	26,011,122	—	—	26,011,122
Futures Contracts[2]	269,803	—	—	269,803
Liabilities
Futures Contracts[2]	(246,685)	—	—	(246,685)
Total	$26,034,240	$5,052,749,470	$—	$5,078,783,710

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
168Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $17,268,682)		$16,981,184
Investments in securities, at value - unaffiliated (cost $5,150,256,684) including securities on loan of $18,532,058		5,061,779,408
Deposit with broker for futures contracts		1,697,025
Receivables:
Investments sold		108,219,775
Interest		55,269,570
Income from securities on loan		52,105
Dividends		34,374
Foreign tax reclaims	+	3,328
Total assets		5,244,036,769

Liabilities
Collateral held for securities on loan		18,957,435
Payables:
Investments bought		93,610,226
Management fees		125,525
Variation margin on futures contracts	+	16,199
Total liabilities		112,709,385
Net assets		$5,131,327,384

Net Assets by Source
Capital received from investors		$5,216,921,311
Total distributable loss	+	(85,593,927)
Net assets		$5,131,327,384

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,131,327,384		116,700,000		$43.97

See financial notes
Schwab Fixed-Income ETFs | Semiannual Report169

Schwab 5-10 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$66,694,276
Interest received from securities - affiliated		189,282
Dividends received from securities - unaffiliated		125,377
Securities on loan, net	+	130,089
Total investment income		67,139,024

Expenses
Management fees		410,530
Total expenses	–	410,530
Net investment income		66,728,494

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(42,655)
Net realized losses on sales of securities - unaffiliated		(11,522,216)
Net realized losses on sales of in-kind redemptions - affiliated		(220)
Net realized losses on sales of in-kind redemptions - unaffiliated		(10,557)
Net realized losses on futures contracts	+	(753,088)
Net realized losses		(12,328,736)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(103,561)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(37,637,042)
Net change in unrealized appreciation (depreciation) on futures contracts	+	23,118
Net change in unrealized appreciation (depreciation)	+	(37,717,485)
Net realized and unrealized losses		(50,046,221)
Increase in net assets resulting from operations		$16,682,273
See financial notes
170Schwab Fixed-Income ETFs | Semiannual Report

Schwab 5-10 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		1/1/22-12/31/22
Net investment income		$66,728,494	$11,600,575
Net realized losses		(12,328,736)	(20,699,949)
Net change in unrealized appreciation (depreciation)	+	(37,717,485)	(46,734,908)
Increase (decrease) in net assets resulting from operations		$16,682,273	($55,834,282 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($45,966,335 )	($11,666,820 )

TRANSACTIONS IN FUND SHARES
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		109,950,000	$4,869,777,948	5,450,000	$246,351,970
Shares redeemed	+	(850,000)	(37,442,943)	(5,100,000)	(225,629,306)
Net transactions in fund shares		109,100,000	$4,832,335,005	350,000	$20,722,664

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-6/30/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,600,000	$328,276,441	7,250,000	$375,054,879
Total increase (decrease)	+	109,100,000	4,803,050,943	350,000	(46,778,438)
End of period		116,700,000	$5,131,327,384	7,600,000	$328,276,441
See financial notes
Schwab Fixed-Income ETFs | Semiannual Report171

Schwab Fixed-Income ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. TIPS ETF	Schwab U.S. Dividend Equity ETF
Schwab Short-Term U.S. Treasury ETF	Schwab International Dividend Equity ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab Long-Term U.S. Treasury ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab Emerging Markets Equity ETF
Schwab 1-5 Year Corporate Bond ETF	Schwab U.S. REIT ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Ariel ESG ETF
Schwab U.S. Small-Cap ETF	Schwab Municipal Bond ETF
Schwab Crypto Thematic ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
172Schwab Fixed-Income ETFs | Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending
Schwab Fixed-Income ETFs | Semiannual Report173

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of June 30, 2023, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS (Mortgage-Backed Securities) transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to
174Schwab Fixed-Income ETFs | Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2023, only Schwab U.S. Aggregate Bond ETF and Schwab 5-10 Year Corporate Bond ETF had securities on loan, all of which were classified as corporate and government related bonds. The value of the securities on loan and the related collateral at June 30, 2023, if any, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) in each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
Schwab Fixed-Income ETFs | Semiannual Report175

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, the funds follow the securities included in an index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of each fund’s expenses, each fund’s performance may be below that of its respective index. Errors relating to an index may occur from time to time and may not be identified by an index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
176Schwab Fixed-Income ETFs | Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, the funds seek to track the performance of an index, although they may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Portfolio Turnover Risk. With respect to the Schwab U.S. Aggregate Bond ETF, the fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the fund’s fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. Certain funds may invest in derivative instruments. The principal types of derivatives used by such funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could
Schwab Fixed-Income ETFs | Semiannual Report177

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. The fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB INTERMEDIATE-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
0.04%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
178Schwab Fixed-Income ETFs | Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of June 30, 2023, as applicable:
UNDERLYING FUNDS
	SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
Schwab Monthly Income Fund - Flexible Payout	— %	— %	1.5%	— %	— %	0.0%*
Schwab Monthly Income Fund - Income Payout	— %	— %	1.3%	— %	1.5%	0.1%
Schwab Monthly Income Fund - Target Payout	— %	— %	0.9%	— %	— %	0.0%*
Schwab Target 2010 Index Fund	0.0%*	0.0%*	— %	0.3%	— %	— %
Schwab Target 2015 Index Fund	0.0%*	0.0%*	— %	0.4%	— %	— %
Schwab Target 2020 Index Fund	0.1%	0.1%	— %	1.5%	— %	— %
Schwab Target 2025 Index Fund	0.2%	0.1%	— %	2.7%	— %	— %
Schwab Target 2030 Index Fund	0.1%	0.1%	— %	3.7%	— %	— %
Schwab Target 2035 Index Fund	— %	0.0%*	— %	2.0%	— %	— %
Schwab Target 2040 Index Fund	— %	0.0%*	— %	1.7%	— %	— %
Schwab Target 2045 Index Fund	— %	0.0%*	— %	0.7%	— %	— %
Schwab Target 2050 Index Fund	— %	— %	— %	0.6%	— %	— %
Schwab Target 2055 Index Fund	— %	— %	— %	0.3%	— %	— %
Schwab Target 2060 Index Fund	— %	— %	— %	0.2%	— %	— %
Schwab Target 2065 Index Fund	— %	— %	— %	0.0%*	— %	— %
Schwab VIT Balanced Portfolio	0.0%*	0.0%*	— %	0.4%	— %	— %
Schwab VIT Balanced with Growth Portfolio	0.0%*	0.0%*	— %	0.6%	— %	— %
Schwab VIT Growth Portfolio	— %	— %	— %	0.3%	— %	— %

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
Schwab Fixed-Income ETFs | Semiannual Report179

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

 6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into U.S. Treasury futures contracts during the report period. The funds invested in futures contracts to help manage the effects of interest rate changes. The value and variation margin on futures contracts held at June 30, 2023 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations, if any. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended June 30, 2023, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. TIPS ETF	$—	—
Schwab Short-Term U.S. Treasury ETF	—	—
Schwab Intermediate-Term U.S. Treasury ETF	—	—
Schwab Long-Term U.S. Treasury ETF	—	—
Schwab U.S. Aggregate Bond ETF	—	—
Schwab 1-5 Year Corporate Bond ETF	342,923	3
Schwab 5-10 Year Corporate Bond ETF	2,718,291	23
180Schwab Fixed-Income ETFs | Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

 9. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2023, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$1,378,453,138	$—	$1,378,453,138
Schwab Short-Term U.S. Treasury ETF	4,148,571,138	—	4,148,571,138
Schwab Intermediate-Term U.S. Treasury ETF	1,401,956,457	—	1,401,956,457
Schwab Long-Term U.S. Treasury ETF	55,865,289	—	55,865,289
Schwab U.S. Aggregate Bond ETF	1,899,824,567	158,779,463	2,058,604,030
Schwab 1-5 Year Corporate Bond ETF	—	56,024,219	56,024,219
Schwab 5-10 Year Corporate Bond ETF	—	429,800,225	429,800,225
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$1,504,985,924	$—	$1,504,985,924
Schwab Short-Term U.S. Treasury ETF	4,129,928,781	—	4,129,928,781
Schwab Intermediate-Term U.S. Treasury ETF	1,410,897,493	—	1,410,897,493
Schwab Long-Term U.S. Treasury ETF	23,420,545	—	23,420,545
Schwab U.S. Aggregate Bond ETF	1,790,459,242	128,115,260	1,918,574,502
Schwab 1-5 Year Corporate Bond ETF	—	54,865,634	54,865,634
Schwab 5-10 Year Corporate Bond ETF	—	433,139,783	433,139,783
*
Includes securities guaranteed by U.S. Government Agencies.

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended June 30, 2023, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. TIPS ETF	$2,562,192,178	$5,031,623,939
Schwab Short-Term U.S. Treasury ETF	5,303,150,069	1,173,578,753
Schwab Intermediate-Term U.S. Treasury ETF	3,606,568,596	3,809,563,389
Schwab Long-Term U.S. Treasury ETF	102,175,507	26,491,661
Schwab U.S. Aggregate Bond ETF	180,238,490	116,708,297
Schwab 1-5 Year Corporate Bond ETF	21,233,663	30,720,335
Schwab 5-10 Year Corporate Bond ETF	4,804,457,799	36,116,767
Schwab Fixed-Income ETFs | Semiannual Report181

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
For the period ended June 30, 2023, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended June 30, 2023 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes:
As of June 30, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. TIPS ETF	$13,148,647,805	$-	($1,700,700,428)	($1,700,700,428)
Schwab Short-Term U.S. Treasury ETF	14,612,898,776	-	(273,060,502)	(273,060,502)
Schwab Intermediate-Term U.S. Treasury ETF	7,707,598,192	-	(391,862,492)	(391,862,492)
Schwab Long-Term U.S. Treasury ETF	321,842,344	-	(23,484,333)	(23,484,333)
Schwab U.S. Aggregate Bond ETF	7,948,354,006	-	(750,419,637)	(750,419,637)
Schwab 1-5 Year Corporate Bond ETF	380,915,919	148,514	(21,103,441)	(20,954,927)
Schwab 5-10 Year Corporate Bond ETF	5,167,619,545	1,945,503	(90,781,338)	(88,835,835)
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the funds had capital loss carryforwards as follows:

Schwab U.S. TIPS ETF	$367,609,106
Schwab Short-Term U.S. Treasury ETF	276,041,179
Schwab Intermediate-Term U.S. Treasury ETF	354,167,139
Schwab Long-Term U.S. Treasury ETF	4,991,274
Schwab U.S. Aggregate Bond ETF	275,794,945
Schwab 1-5 Year Corporate Bond ETF	2,153,196
Schwab 5-10 Year Corporate Bond ETF	5,261,468
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023. The tax basis components of distributions paid during the fiscal year ended December 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab U.S. TIPS ETF	$1,069,955,140
Schwab Short-Term U.S. Treasury ETF	125,786,895
Schwab Intermediate-Term U.S. Treasury ETF	140,863,160
Schwab Long-Term U.S. Treasury ETF	2,856,565
Schwab U.S. Aggregate Bond ETF	185,912,810
Schwab 1-5 Year Corporate Bond ETF	6,101,610
Schwab 5-10 Year Corporate Bond ETF	11,666,820
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
182Schwab Fixed-Income ETFs | Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2022, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Fixed-Income ETFs | Semiannual Report183

Schwab Fixed-Income ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, and Schwab Long-Term U.S. Treasury ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s
184Schwab Fixed-Income ETFs | Semiannual Report

Schwab Fixed-Income ETFs
technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab Short-Term U.S. Treasury ETF had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to this Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees acknowledged that the advisory fee payable by each of the Funds had been reduced since the prior renewal period. The Trustees also considered fees charged by the investment adviser to mutual funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking fixed income indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has
Schwab Fixed-Income ETFs | Semiannual Report185

Schwab Fixed-Income ETFs
invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
186Schwab Fixed-Income ETFs | Semiannual Report

Schwab Fixed-Income ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
Schwab Fixed-Income ETFs | Semiannual Report187

Schwab Fixed-Income ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
188Schwab Fixed-Income ETFs | Semiannual Report

Schwab Fixed-Income ETFs

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

Schwab Fixed-Income ETFs | Semiannual Report189

Schwab Fixed-Income ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
190Schwab Fixed-Income ETFs | Semiannual Report

Schwab Fixed-Income ETFs
Glossary

ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
bid The highest price at which someone is willing to buy a security.
Bloomberg US 1–5 Year Corporate Bond Index An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to one year and less than five years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate issues, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US 5–10 Year Corporate Bond Index An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to five years and less than ten years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate bonds, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Long Treasury Index An index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of ten or more years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes U.S. Treasury stripped securities. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 1–3 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 3–10 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.
Schwab Fixed-Income ETFs | Semiannual Report191

Schwab Fixed-Income ETFs
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity The ability to convert a security or asset quickly into cash.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market The market that deals with the issuance of new securities.
replication If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
sampling If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS) A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
192Schwab Fixed-Income ETFs | Semiannual Report

Notes

Notes

Schwab Fixed-Income ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Schwab High Yield Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2023 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab Fixed-Income ETFs
Active semi-transparent ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

This page is intentionally left blank.

MFR62961-12
00288433

Semiannual Report | June 30, 2023
Schwab Municipal Bond ETF

    Ticker Symbol SCMB

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)
1Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended June 30, 2023
Schwab Municipal Bond ETF (Ticker Symbol: SCMB)
Market Price Return[1]	2.33%
NAV Return[1]	2.45%
ICE AMT-Free Core U.S. National Municipal Index	2.74%
ETF Category: Morningstar Muni National Interm[2]	2.27%
Performance Details	page 4
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
“ICE®” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
1
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
Schwab Municipal Bond ETF | Semiannual Report2

Schwab Municipal Bond ETF
Fund Management

Jason D. Diefenthaler, Managing Director and Head of Tax-Exempt Strategies for Schwab Asset
Management, is responsible for the day-to-day co-management of the fund and for developing, managing, and implementing Schwab Asset Management’s tax-exempt fixed income investment strategies, including separately managed accounts, actively managed mutual funds, and exchange-traded funds (ETFs). Previously,
Mr. Diefenthaler led the portfolio management team for the Wasmer SchroederTM Municipal Bond Strategies and was responsible for the day-to-day co-management of several tax-free Schwab Funds. Prior to that, he was the director of tax-exempt portfolio management at Wasmer Schroeder & Company, LLC (Schwab Asset
Management became the investment adviser for Wasmer Schroeder Strategies in 2020). He oversaw all tax-exempt strategies and management of the Wasmer Schroeder High Yield Municipal Fund, which subsequently reorganized into the Schwab Opportunistic Municipal Bond Fund. Mr. Diefenthaler began his career with Wasmer Schroeder in 2000. He was a credit analyst for taxable and tax-exempt strategies before becoming a portfolio manager.

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies for Schwab Asset
Management, is responsible for the day-to-day co-management of the fund. Mr. Hastings leads the portfolio management team for the Schwab Taxable Bond Funds and Schwab Fixed-Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. He is primarily responsible for the management and oversight of corporate bonds within the taxable bond strategies, with additional responsibility for managing municipal bond index strategies. Mr. Hung has been a portfolio manager with Schwab Asset Management since 2005 and prior to that, served in various roles as an associate portfolio manager and trader since 1999. In 1998, he joined
Schwab’s management training program and worked as a clerk on the options trading floor of the Pacific
Coast Stock Exchange.

John Khodarahmi, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. He is a member of the team responsible for management of the Schwab
Tax-Free Bond Funds and has been a portfolio manager with Schwab Asset Management since 2015. Prior to joining Schwab in 2015, Mr. Khodarahmi was a vice president and senior municipal trader at Eaton Vance
Management for the firm’s tax-free bond funds. Previous to Eaton Vance, he was a vice president and portfolio manager at both Banc of America Montgomery Securities and Thomas Weisel Partners, managing corporate cash and high net worth portfolios. Prior to those roles, Mr. Khodarahmi was a municipal trader and underwriter for Fleet Securities, Inc. (now part of Bank of America).

3Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF as of June 30, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	Since Inception*
Fund: Schwab Municipal Bond ETF (10/12/22)
Market Price Return[2]	2.33%	5.61%
NAV Return[2]	2.45%	5.45%
ICE AMT-Free Core U.S. National Municipal Index	2.74%	5.40%
ETF Category: Morningstar Muni National Interm[3]	2.27%	N/A
Fund Expense Ratio[4]: 0.03%

Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[6]	7.3 Yrs
Weighted Average Duration[6]	6.1 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE®” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*
Inception (10/12/22) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
See Glossary for definitions of maturity and duration.
Schwab Municipal Bond ETF | Semiannual Report4

Schwab Municipal Bond ETF
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2023 and held through June 30, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 1/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/23	EXPENSES PAID DURING PERIOD 1/1/23-6/30/23 [2]
Schwab Municipal Bond ETF
Actual Return	0.03%	$1,000.00	$1,024.50	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by
365 days in the fiscal year.

5Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 6/30/23*	10/12/22[1]– 12/31/22
Per-Share Data
Net asset value at beginning of period	$51.16	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.84	0.39
Net realized and unrealized gains (losses)	0.35 [3]	1.00
Total from investment operations	1.19	1.39
Less distributions:
Distributions from net investment income	(0.66)	(0.30)
Other capital[2]	0.06	0.07
Net asset value at end of period	$51.75	$51.16
Total return	2.45%[4]	2.93%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[5]	0.03%[5]
Net investment income (loss)	3.31%[5]	3.50%[5]
Portfolio turnover rate[6]	21%[4]	13%[4]
Net assets, end of period (x 1,000)	$139,716	$61,387

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Municipal Bond ETF | Semiannual Report6

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
Based on index eligibility requirements, securities must have a fixed coupon schedule (including zero coupon bonds), the rate shown is the interest rate. The index excludes certain types of securities, including, among others, step coupon securities, taxable municipal securities, floating rate notes and variable rate demand obligations or notes. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.3% OF NET ASSETS
ALABAMA 0.6%
Alabama Federal Aid Highway Finance Auth
Special Obligation RB Series 2017A	4.00%	06/01/37 (a)(b)	235,000	246,845
Alabama State Corrections Institution Finance Auth
RB Series 2022A	5.25%	07/01/47 (b)	100,000	108,856
Birmingham Water Works Board
Water Refunding RB Series 2015A	5.00%	01/01/42 (a)(b)	300,000	308,571
Tuscaloosa City Board of Education Capital Outlay Warrants
School Tax Warrants Series 2016	5.00%	08/01/46 (a)(b)	200,000	212,013
				876,285
ARIZONA 1.1%
Arizona Health Facilities Auth
RB (Banner Health) Series 2014A	5.00%	01/01/44 (a)(b)	150,000	151,282
Glendale Municipal Property Corp
Sub Excise Tax Refunding RB Series 2012C	4.00%	07/01/38 (b)	130,000	126,900
Maricopa Cnty
GO Bonds Series 2018C	4.00%	07/01/38 (b)	400,000	400,757
Mesa
Utility Systems RB Series 2019A	5.00%	07/01/43 (b)	75,000	80,778
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019A	4.00%	07/01/49 (b)	100,000	96,294
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2017A	5.00%	01/01/36 (b)	185,000	200,404
Electric System RB Series 2021A	5.00%	01/01/24	200,000	201,836
Refunding RB Series 2016A	5.00%	01/01/31 (b)	300,000	322,138
				1,580,389
CALIFORNIA 20.1%
Alameda Cnty Transportation Commission
Sr Sales Tax RB Series 2022	5.00%	03/01/45 (b)	110,000	123,169
Anaheim Public Financing Auth
Sub Lease RB Series 1997C	0.00%	09/01/32 (c)(d)	100,000	71,588
Baldwin Park USD
GO Bonds Series 2013	0.00%	08/01/42 (a)(b)(c)(d)	35,000	9,677
See financial notes
7Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Bay Area Toll Auth
Sub Toll Bridge RB Series 2014S6	5.00%	10/01/54 (a)(b)	175,000	179,285
Sub Toll Bridge RB Series 2017 S7	4.00%	04/01/32 (b)	140,000	145,094
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/33 (b)	190,000	196,415
Sub Toll Bridge RB Series 2017S7	3.25%	04/01/36 (b)	100,000	95,826
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/33 (d)	150,000	105,672
California
GO Bonds	5.00%	08/01/23	195,000	195,272
GO Bonds	4.00%	11/01/23	100,000	100,324
GO Bonds	5.00%	08/01/24	60,000	61,333
GO Bonds	5.00%	11/01/24	50,000	51,381
GO Bonds	5.00%	11/01/25 (b)	500,000	512,171
GO Bonds	5.00%	08/01/27 (b)	200,000	213,073
GO Bonds	5.00%	11/01/28	120,000	134,344
GO Bonds	5.00%	11/01/29	100,000	113,988
GO Bonds	5.00%	10/01/30 (b)	275,000	306,473
GO Bonds	5.00%	11/01/30	50,000	58,115
GO Bonds	5.00%	04/01/31 (b)	125,000	140,801
GO Bonds	4.00%	09/01/31 (b)	180,000	186,105
GO Bonds	5.00%	11/01/32 (b)	520,000	579,866
GO Bonds	5.00%	12/01/32 (b)	150,000	158,902
GO Bonds	3.00%	10/01/33 (b)	325,000	320,807
GO Bonds	3.75%	04/01/37 (b)	105,000	105,004
GO Bonds	5.00%	10/01/39 (b)	200,000	230,883
GO Bonds	4.00%	04/01/49 (b)	250,000	251,504
GO Bonds	5.25%	10/01/50 (b)	170,000	194,756
GO Refunding Bonds	5.00%	08/01/25	380,000	395,857
GO Refunding Bonds	5.00%	10/01/25	490,000	512,173
GO Refunding Bonds	5.00%	12/01/26	300,000	321,518
GO Refunding Bonds	5.00%	03/01/27 (b)	250,000	258,725
GO Refunding Bonds	5.00%	12/01/27	210,000	230,404
GO Refunding Bonds	5.00%	10/01/28	325,000	363,195
GO Refunding Bonds	5.00%	03/01/30 (b)	150,000	154,997
GO Refunding Bonds	5.00%	04/01/31 (b)	130,000	146,433
GO Refunding Bonds	5.25%	08/01/32 (c)	300,000	359,299
GO Refunding Bonds	5.00%	09/01/32 (b)	150,000	156,428
GO Refunding Bonds	5.00%	08/01/33 (b)	400,000	407,779
GO Refunding Bonds	5.00%	03/01/35 (b)	245,000	279,150
GO Refunding Bonds	3.50%	08/01/35 (b)	200,000	200,175
GO Refunding Bonds	3.00%	10/01/36 (b)	200,000	184,917
GO Refunding Bonds	5.00%	11/01/36 (b)	95,000	104,575
GO Refunding Bonds	5.00%	04/01/37 (b)	190,000	210,072
GO Refunding Bonds	4.00%	11/01/37 (b)	150,000	155,371
GO Refunding Bonds	5.00%	09/01/41 (b)	100,000	112,413
GO Refunding Bonds	5.00%	04/01/42 (b)	100,000	112,750
GO Refunding Bonds	5.00%	10/01/42 (b)	175,000	199,483
ULT GO Bonds	5.00%	10/01/26 (b)	125,000	132,337
See financial notes
Schwab Municipal Bond ETF | Semiannual Report8

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Dept of Water Resources
Water System RB Series AS	5.00%	12/01/29 (a)(b)	70,000	72,040
Water System RB Series BB	5.00%	12/01/23	250,000	252,074
California Educational Facilities Auth
RB (Loma Linda Univ) Series 2017A	5.00%	04/01/42 (b)	500,000	516,693
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (b)	170,000	173,876
RB (Stanford Univ) Series V1	5.00%	05/01/49 (b)	200,000	237,541
RB (Stanford Univ) Series V2	2.25%	04/01/51 (b)	300,000	199,186
California Health Facilities Financing Auth
RB (Sutter Health) Series 2013A	5.00%	08/15/52 (a)(b)	80,000	80,166
California Infrastructure & Economic Development Bank
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/42 (b)	100,000	106,936
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/47 (b)	200,000	212,523
California Public Works Board
Lease RB Series 2014A	5.00%	09/01/27 (b)	715,000	731,555
Lease RB Series 2021B	4.00%	05/01/46 (b)	100,000	99,137
Lease RB Series 2021C	5.00%	11/01/46 (b)	200,000	219,835
California State Univ
RB Series 2015A	5.00%	11/01/38 (b)	60,000	62,360
RB Series 2015A	4.00%	11/01/43 (b)	75,000	75,033
RB Series 2016A	5.00%	11/01/30 (b)	200,000	213,226
Coast CCD
GO Bonds Series 2006B	0.00%	08/01/30 (c)(d)	385,000	308,070
GO Bonds Series 2019F	0.00%	08/01/40 (b)(d)	200,000	94,942
GO Refunding Bonds Series 2015	0.00%	08/01/34 (a)(b)(d)	150,000	95,631
Compton USD
GO Bonds Series 2019B	4.00%	06/01/49 (b)(c)	150,000	148,593
East Bay Municipal Utility District
Water System Refunding RB Series 2014B	5.00%	06/01/25	310,000	322,172
Foothill Eastern Transportation Corridor Agency
Sr Lien RB Series 1995A	0.00%	01/01/24 (a)(d)	100,000	98,487
Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (b)	335,000	324,869
Sr Lien Toll RB Series A	0.00%	01/01/28 (a)(d)	340,000	300,084
Grossmont-Cuyamaca CCD
GO Bonds Series 2018B	4.00%	08/01/47 (b)	130,000	129,689
Hayward USD
GO Bonds Series 2020	4.00%	08/01/45 (b)(c)	150,000	148,143
Los Angeles
Sub Refunding RB Series 2018B	5.00%	06/01/25	215,000	223,564
Los Angeles CCD
GO Bonds Series C1	5.00%	08/01/25	60,000	62,652
GO Refunding Bonds Series 2015A	5.00%	08/01/30 (a)(b)	250,000	255,633
GO Refunding Bonds Series 2015C	5.00%	08/01/25	155,000	161,850
GO Refunding Bonds Series 2016	4.00%	08/01/37 (b)	50,000	50,764
Los Angeles Cnty Metropolitan Transportation Auth
Jr Sub Sales Tax Refunding RB Series 2020A3	5.00%	06/01/33 (b)	100,000	109,190
Los Angeles Dept of Airports
Sr RB Series 2020D	4.00%	05/15/48 (b)	200,000	198,522
Sub RB Series 2022B	4.00%	05/15/48 (b)	150,000	147,735
Sub Refunding RB Series 2021B	5.00%	05/15/45 (b)	140,000	154,502
See financial notes
9Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Dept of Water & Power
Power System RB Series 2017A	5.00%	07/01/47 (b)	100,000	105,074
Power System RB Series 2018B	5.00%	01/01/24 (b)	200,000	201,622
Power System RB Series 2019D	5.00%	07/01/44 (b)	250,000	270,567
Power System RB Series 2020B	5.00%	07/01/40 (b)	235,000	259,795
Power System RB Series 2022A	5.00%	07/01/51 (b)	250,000	273,365
Water System RB Series 2020A	5.00%	07/01/50 (b)	100,000	108,685
Water System RB Series 2022B	4.00%	07/01/49 (b)	100,000	100,434
Water System Refunding RB Series 2022C	5.00%	07/01/41 (b)	245,000	276,677
Los Angeles Municipal Improvement Corp
Lease Refunding RB Series 2016B	4.00%	11/01/33 (b)	80,000	82,717
Los Angeles USD
GO Bonds Series 2016A	4.00%	07/01/33 (b)	150,000	152,509
GO Bonds Series 2018B1	5.00%	07/01/33 (b)	125,000	137,157
GO Bonds Series 2020 RYQ	4.00%	07/01/44 (b)	330,000	327,164
GO Bonds Series 2020C	4.00%	07/01/44 (b)	150,000	148,711
GO Refunding Bonds Series 2014C	5.00%	07/01/25 (b)	250,000	254,906
GO Refunding Bonds Series 2014C	5.00%	07/01/28 (b)	485,000	494,169
GO Refunding Bonds Series 2017A	5.00%	07/01/25	200,000	208,371
Newport-Mesa USD
GO Bonds Series 2011	0.00%	08/01/33 (d)	250,000	179,642
Oakland USD
GO Bonds Series 2021A	4.00%	08/01/46 (b)(c)	195,000	195,054
Orange County Transportation Auth
BAN 2021	5.00%	10/15/24 (a)	210,000	215,381
Palomar CCD
GO Bonds Series D	4.00%	08/01/46 (b)	100,000	99,764
Peninsula Corridor Joint Powers Board
Sales Tax RB Series 2022A	5.00%	06/01/51 (b)	250,000	273,686
Riverside Cnty Transportation Commission
Toll Sr Lien Refunding RB Series 2021B1	4.00%	06/01/46 (b)	150,000	142,450
Riverside County Public Finance Auth
Lease RB Series 2015	5.25%	11/01/45 (a)(b)	100,000	105,365
Sacramento Municipal Utility District
Electric RB Series 2020H	4.00%	08/15/45 (b)	75,000	75,243
San Bernardino CCD
GO Bonds Series A	4.00%	08/01/49 (a)(b)	60,000	63,141
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (b)	230,000	236,018
San Diego CCD
GO Bonds Series 2016	3.00%	08/01/34 (b)	60,000	58,811
GO Refunding Bonds Series 2016	5.00%	08/01/29 (a)(b)	145,000	154,942
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2021A	4.00%	07/01/46 (b)	115,000	111,645
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A	5.00%	04/01/48 (b)	200,000	208,253
San Diego Public Facilities Financing Auth
Lease RB Series 2023A	4.00%	10/15/48 (b)	125,000	123,934
Sub Sewer RB Series 2022A	5.00%	05/15/47 (b)	15,000	16,600
Water Sub RB Series 2018A	5.00%	08/01/43 (b)	200,000	213,920
See financial notes
Schwab Municipal Bond ETF | Semiannual Report10

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Diego USD
GO Bonds Series 2006F1	5.25%	07/01/28 (c)	90,000	101,402
GO Bonds Series 2016I	0.00%	07/01/36 (b)(d)	175,000	103,618
GO Bonds Series 2020M2	4.00%	07/01/50 (b)	100,000	98,426
GO Refunding Bonds Series 2012R1	0.00%	07/01/30 (d)	50,000	40,077
GO Refunding Bonds Series 2016SR1	4.00%	07/01/32 (b)	220,000	227,331
Go Refunding Bonds Series R5	5.00%	07/01/29 (b)	115,000	123,189
San Francisco Airport Commission
RB 2nd Series 2014B	5.00%	05/01/44 (b)	100,000	100,960
RB 2nd Series 2018E	5.00%	05/01/48 (b)	100,000	105,205
San Francisco Municipal Transportation Agency
RB Series 2017	4.00%	03/01/46 (b)	440,000	439,134
San Francisco Public Utilities Commission
Wastewater RB Series 2018A	4.00%	10/01/43 (b)	200,000	200,646
Water RB Series 2020A	5.00%	11/01/50 (b)	295,000	321,281
Water Refunding RB Series 2016A	5.00%	11/01/26	350,000	375,426
Water Refunding RB Series 2016A	5.00%	11/01/35 (b)	100,000	106,890
San Joaquin Hills Transportation Corridor Agency Toll
Jr Lien RB	0.00%	01/01/26 (a)(d)	400,000	370,964
San Mateo SD
ULT GO Bonds Series 2020B	4.00%	08/01/51 (b)	150,000	148,221
Santa Monica CCD
GO Bonds Series 2018A	4.00%	08/01/47 (b)	250,000	247,932
Southern California Metropolitan Water District
RB Series 2021A	5.00%	10/01/46 (b)	100,000	110,522
Sub Water Refunding RB Series 2017A	2.50%	07/01/26	350,000	340,968
Sub Water Refunding RB Series 2017A	2.50%	07/01/27	285,000	278,163
Sunnyvale Financing Auth
Lease RB Series 2020	4.00%	04/01/50 (b)	250,000	245,389
Sweetwater UHSD
GO Bonds Series 2022A1	5.00%	08/01/52 (b)	175,000	189,360
Twin Rivers USD
GO Bonds Series 2016	0.00%	08/01/41 (b)(c)(d)	390,000	170,718
Univ of California
General RB Series 2020BE	5.00%	05/15/41 (b)	100,000	110,589
General RB Series 2023BN	5.00%	05/15/37 (b)	250,000	296,663
Limited Project RB Series 2017M	5.00%	05/15/35 (b)	90,000	97,252
Limited Project RB Series 2018O	5.00%	05/15/58 (b)	245,000	260,386
RB Series 2018O	4.00%	05/15/48 (b)	155,000	154,997
RB Series 2020 BE	4.00%	05/15/47 (b)	250,000	250,436
RB Series 2021Q	5.00%	05/15/46 (b)	90,000	99,080
				28,018,149
COLORADO 1.1%
Colorado
COP Series 2020A	4.00%	12/15/35 (b)	150,000	155,519
COP Series 2021A	4.00%	12/15/39 (b)	25,000	25,410
Colorado Regional Transportation District
COP Series 2015A	4.00%	06/01/40 (b)	50,000	49,680
See financial notes
11Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Colorado Springs
Utilities System Refunding RB Series 2022A	5.00%	11/15/30	75,000	87,069
Denver
RB Series 2021A	4.00%	08/01/51 (b)	275,000	265,625
Denver SD #1
GO Bonds Series 2022A	5.00%	12/01/45 (b)(c)	200,000	221,620
Jefferson Cnty SD #R1
GO Bonds Series 2018	5.00%	12/15/34 (b)(c)	145,000	159,687
Larimer & Weld SD #RE5J
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	198,370
Weld Cnty SD #6
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	200,189
Weld Cnty SD #RE2
GO Bonds Series 2016	5.00%	12/01/44 (b)(c)	220,000	236,861
				1,600,030
CONNECTICUT 1.9%
Connecticut
GO Bonds Series 2016A	5.00%	03/15/32 (b)	115,000	120,528
GO Bonds Series 2016E	5.00%	10/15/24	55,000	56,362
GO Bonds Series 2016E	3.00%	10/15/32 (b)	200,000	195,206
GO Bonds Series 2020A	5.00%	01/15/25	100,000	102,979
GO Bonds Series 2020A	5.00%	01/15/26	100,000	104,795
GO Bonds Series 2020A	4.00%	01/15/35 (b)	180,000	189,742
GO Refunding Bonds Series 2022G	5.00%	11/15/27	210,000	228,461
Special Tax Obligation Bonds Series 2015A	5.00%	08/01/33 (b)	750,000	776,239
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/24	200,000	203,006
Transportation RB Series 2016A	4.00%	09/01/35 (b)	170,000	172,558
Transportation RB Series 2020A	5.00%	05/01/27	500,000	538,771
				2,688,647
DELAWARE 0.1%
Delaware Transportation Auth
RB Series 2015	5.00%	06/01/55 (b)	200,000	202,943
DISTRICT OF COLUMBIA 1.9%
District of Columbia
GO Bonds Series 2015A	5.00%	06/01/36 (b)	100,000	103,100
GO Bonds Series 2019A	5.00%	10/15/33 (b)	150,000	168,256
GO Bonds Series 2019A	5.00%	10/15/44 (b)	240,000	258,192
GO Refunding Bonds Series 2017A	5.00%	06/01/34 (b)	75,000	80,805
GO Refunding Bonds Series 2023B	5.00%	06/01/29	115,000	129,636
Income Tax Secured RB Series 2019A	5.00%	03/01/30 (b)	220,000	249,024
Income Tax Secured RB Series 2019A	4.00%	03/01/44 (b)	200,000	198,134
Income Tax Secured RB Series 2022A	5.00%	07/01/40 (b)	250,000	281,638
Income Tax Secured RB Series 2022A	5.00%	07/01/41 (b)	250,000	280,671
Refunding RB (Georgetown Univ) Series 2017	5.00%	04/01/35 (b)	70,000	74,105
Refunding RB Series 2020B	5.00%	10/01/29	295,000	334,284
See financial notes
Schwab Municipal Bond ETF | Semiannual Report12

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Washington Metropolitan Transit Auth
RB Series 2020A	5.00%	07/15/45 (b)	125,000	135,604
RB Series 2021A	5.00%	07/15/46 (b)	280,000	306,115
				2,599,564
FLORIDA 2.4%
Central Florida Expressway Auth
Sr Lien Refunding RB Series 2017	5.00%	07/01/42 (b)	125,000	130,940
Sr Lien Refunding RB Series 2021	4.00%	07/01/34 (b)(c)	175,000	187,294
Florida State Board of Education
Lottery Refunding RB Series 2017A	5.00%	07/01/27	165,000	178,337
Public Education Capital Outlay Refunding Bonds Series 2021A	5.00%	06/01/31	100,000	116,797
Public Education Capital Outlay Refunding Bonds Series 2021B	5.00%	06/01/29	125,000	140,909
Public Education Capital Outlay Refunding Bonds Series 2022C	5.00%	06/01/27	150,000	162,455
Public Education Refunding Bonds Series 2022C	5.00%	06/01/24	200,000	203,474
Fort Myers
Utility System Refunding RB Series 2019A	4.00%	10/01/44 (b)	100,000	100,011
Fort Pierce Utilities Authority
Utilities Refunding RB Series 2022A	4.00%	10/01/52 (b)	125,000	120,813
Hillsborough Cnty Aviation Auth
RB Series 2018F	5.00%	10/01/43 (b)	115,000	121,772
Manatee Cnty
Refunding RB Series 2022	4.00%	10/01/52 (b)	75,000	73,647
Miami-Dade Cnty
Facilities Tax RB Series 2009C	0.00%	10/01/44 (c)(d)	500,000	185,666
GO Refunding Bonds Series 2015B	4.00%	07/01/34 (b)	50,000	50,457
RB Series 2017B	5.00%	10/01/33 (b)	100,000	103,076
RB Series 2022	5.00%	07/01/49 (b)	200,000	216,285
Refunding RB Series 2009A	6.88%	10/01/34 (b)(c)	240,000	294,305
Water & Sewer Refunding RB Series 2015	5.00%	10/01/25	270,000	281,144
Water & Sewer System RB Series 2021	4.00%	10/01/44 (b)	25,000	24,728
Miami-Dade School Board
COP Series 2016C	3.25%	02/01/33 (b)	150,000	148,333
South Florida Water Management District COP
Refunding COP Series 2015	5.00%	10/01/35 (b)	175,000	181,670
Tampa
Tax Bonds ( H. Lee Moffitt Cancer Center) Series 2020A	0.00%	09/01/45 (b)(d)	300,000	101,281
Water & Wastewater RB Series 2022A	5.25%	10/01/57 (b)	200,000	222,571
Tampa Bay Water
Utility System RB Series 2022	5.00%	10/01/52 (b)	35,000	38,255
				3,384,220
GEORGIA 2.1%
Atlanta
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/40 (b)	60,000	61,447
Water & Wastewater Refunding RB Series 2018B	5.00%	11/01/43 (b)	100,000	105,511
De Kalb Cnty
Water & Sewerage RB Series 2022	5.00%	10/01/41 (b)	225,000	252,679
Fulton Cnty
Water & Sewerage RB Series 2020A	2.25%	01/01/43 (b)	150,000	106,716
See financial notes
13Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Georgia
GO Bonds Series 2017A	5.00%	02/01/31 (b)	200,000	215,463
GO Bonds Series 2019A	5.00%	07/01/29	200,000	226,676
GO Bonds Series 2020A	5.00%	08/01/32 (b)	200,000	231,513
GO Bonds Series 2020A	4.00%	08/01/34 (b)	140,000	150,022
GO Bonds Series 2021A	5.00%	07/01/33 (b)	100,000	117,405
GO Bonds Series 2021A	4.00%	07/01/34 (b)	80,000	86,452
GO Bonds Series 2021A	4.00%	07/01/38 (b)	200,000	207,394
Georgia Municipal Electric Auth
Plant Vogtle Units 3 & 4 Project J Bonds Series 2023A	5.00%	07/01/64 (b)(c)	200,000	210,177
RB Series 2019B	5.00%	01/01/59 (b)	40,000	39,802
Georgia Port Auth
RB Series 2021	4.00%	07/01/46 (b)	10,000	9,912
RB Series 2022	4.00%	07/01/52 (b)	125,000	121,727
Gwinnett Cnty SD
Sales Tax GO Bonds Series 2022B	5.00%	08/01/27	80,000	87,096
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2016B	5.00%	07/01/33 (b)	120,000	127,286
Sales Tax Refunding RB Series 2017C	3.25%	07/01/37 (b)	100,000	92,777
Private Colleges & Universities Auth
RB (Emory Univ) Series 2020B	5.00%	09/01/25	250,000	260,524
Sandy Springs Public Facilities Auth
RB Series 2015	5.00%	05/01/41 (a)(b)	190,000	200,866
				2,911,445
HAWAII 0.7%
Hawaii
GO Bonds Series 2017FK	4.00%	05/01/31 (b)	250,000	259,717
GO Refunding Bonds Series 2016FH	4.00%	10/01/31 (b)	150,000	153,508
Honolulu
GO Bonds Series 2015A	5.00%	10/01/39 (b)	180,000	184,094
GO Bonds Series 2021E	5.00%	03/01/31	285,000	329,340
				926,659
ILLINOIS 5.8%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/39 (b)	225,000	227,492
GO Bonds Series 1999	0.00%	01/01/34 (c)(d)	60,000	38,090
GO Bonds Series 2023A	5.00%	01/01/35 (b)	50,000	54,319
GO Bonds Series 2023A	5.50%	01/01/43 (b)	500,000	534,825
GO Refunding Bonds Series 2020A	5.00%	01/01/29	180,000	192,449
Chicago Board of Education
Dedicated Tax Bonds Series 2016	6.10%	04/01/36 (b)	130,000	139,558
Dedicated Tax Bonds Series 2023	5.00%	04/01/45 (b)	200,000	206,999
Chicago O’Hare International Airport
Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/35 (b)	200,000	206,976
General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/33 (b)	125,000	127,921
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/30 (b)	80,000	81,885
OHare General Airport Sr Lien Refunding RB Series 2020A	5.00%	01/01/34 (b)	55,000	61,410
See financial notes
Schwab Municipal Bond ETF | Semiannual Report14

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sr Lien RB Series 2018B	5.00%	01/01/38 (b)	100,000	107,090
Sr Lien Refunding RB Series 2015B	5.00%	01/01/26 (b)	150,000	153,585
Cook Cnty
Sales Tax RB Series 2021A	4.00%	11/15/40 (b)	250,000	247,894
Sales Tax RB Series 2021A	4.00%	11/15/41 (b)	225,000	221,915
Illinois
GO Bonds Series 2013	5.50%	07/01/38 (b)	110,000	110,033
GO Bonds Series 2014	5.25%	02/01/29 (b)	200,000	201,977
GO Bonds Series 2017C	5.00%	11/01/29 (b)	525,000	560,220
GO Bonds Series 2017D	5.00%	11/01/25	95,000	98,103
GO Bonds Series 2019B	4.00%	11/01/38 (b)	200,000	194,601
GO Bonds Series 2020	5.50%	05/01/39 (b)	265,000	289,700
GO Bonds Series 2020B	5.00%	10/01/30	50,000	55,662
GO Bonds Series 2022A	5.50%	03/01/42 (b)	175,000	192,711
GO Bonds Series May 2020	5.75%	05/01/45 (b)	250,000	272,381
GO Refunding Bonds Series 2016	5.00%	02/01/24	345,000	347,640
GO Refunding Bonds Series 2016	5.00%	02/01/25	150,000	153,233
GO Refunding Bonds Series 2023D	5.00%	07/01/36 (b)	100,000	109,110
Illinois Finance Auth
RB (Univ of Chicago) Series 2015A	5.00%	10/01/40 (b)	500,000	512,453
RB Series 2017	5.00%	07/01/35 (b)	75,000	79,986
Illinois Municipal Electric Agency
Power System Refunding RB Series 2015A	4.00%	02/01/34 (b)	300,000	301,521
Illinois Toll Highway Auth
Refunding RB Series 2018A	5.00%	01/01/29	265,000	293,741
Sr RB Series 2020A	5.00%	01/01/45 (b)	200,000	213,476
Toll Highway Sr RB Series 2014C	5.00%	01/01/36 (b)	50,000	51,105
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (b)	100,000	104,962
Toll Highway Sr RB Series 2021A	4.00%	01/01/46 (b)	50,000	48,075
Toll Sr RB Series 2021A	5.00%	01/01/46 (b)	250,000	269,167
Metropolitan Pier & Exposition Auth
RB Series 2002A	0.00%	06/15/34 (c)(d)	325,000	210,656
Refunding Bonds (McCormick Place Expansion) Series 2020A	5.00%	06/15/50 (b)	200,000	203,544
Refunding Bonds (McCormick Place) Series 2010B1	0.00%	06/15/47 (c)(d)	225,000	71,693
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (d)	250,000	98,782
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2016C	5.00%	12/01/45 (b)	100,000	102,201
ULT GO Refunding Bonds Series 2016A	5.00%	12/01/25	80,000	83,547
Sales Tax Securitization Corp
2nd Lien Sales Tax Securitization Bonds Series 2020A	5.00%	01/01/30	150,000	165,576
Schaumburg
GO Refunding Bonds Series 2013A	4.00%	12/01/41 (b)	50,000	49,586
				8,047,850
INDIANA 0.2%
Indiana Finance Auth
State Revolving Fund Refunding Bonds Series 2015B	5.00%	02/01/24	90,000	90,933
Indianapolis Local Public Improvement Bond Bank
RB Series 1999E	0.00%	02/01/28 (c)(d)	250,000	214,530
				305,463
See financial notes
15Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
IOWA 0.2%
Iowa Higher Education Loan Auth
RB (Grinnell College) Series 2017	5.00%	12/01/46 (b)	220,000	228,300
KANSAS 0.1%
Kansas Department of Transportation
Highway RB Series 2015B	5.00%	09/01/25	125,000	130,076
KENTUCKY 0.8%
Kentucky Municipal Power Agency
Power System Refunding RB Series 2015A	4.00%	09/01/39 (b)(c)	325,000	313,066
Kentucky State Property & Buildings Commission
Refunding RB Series B	5.00%	11/01/25	285,000	296,353
Refunding RB Series B	5.00%	11/01/26	250,000	264,486
Kentucky Turnpike Auth
Economic Development Road Refunding RB Series 2017B	5.00%	07/01/25	255,000	263,472
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2013B	4.00%	05/15/37 (b)	25,000	25,003
				1,162,380
LOUISIANA 0.4%
Louisiana
Refunding RB Bonds Series 2015A	4.50%	05/01/39 (a)(b)	250,000	256,361
Louisiana Public Facilities Auth
Refunding RB (Tulane Univ) Series 2020A	5.00%	04/01/45 (b)	250,000	264,750
New Orleans
Water Refunding RB Series 2014	5.00%	12/01/44 (a)(b)	100,000	102,552
				623,663
MARYLAND 2.3%
Baltimore Cnty
GO Bonds	5.00%	03/01/53 (b)	200,000	221,797
Maryland
GO Bonds 2nd Series 2017A	5.00%	08/01/27	315,000	342,180
GO Bonds 2nd Series 2019A	2.13%	08/01/33 (b)	290,000	255,180
ULT GO Bonds Series 2017	5.00%	03/15/29 (b)	300,000	324,215
ULT GO Bonds Series 2017B	5.00%	08/01/25	775,000	806,704
Maryland Dept of Transportation
Consolidated Bonds Series 2021A	2.13%	10/01/36 (b)	190,000	154,947
RB Series 2018	5.00%	10/01/26	180,000	191,662
Transportation Bonds Series 2018	5.00%	10/01/28 (b)	85,000	90,895
Transportation Bonds Series 2019	2.50%	10/01/33 (b)	160,000	146,519
Maryland Health & Higher Educational Facilities Auth
RB (Anne Arundel Health System) Series 2014	4.00%	07/01/39 (a)(b)	245,000	246,882
Maryland Transportation Auth
Transportation Facilities RB Series 2020	4.00%	07/01/50 (b)	150,000	145,559
Prince Georges Cnty
GO Bonds Series 2018A	5.00%	07/15/29 (b)	245,000	271,918
				3,198,458
See financial notes
Schwab Municipal Bond ETF | Semiannual Report16

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MASSACHUSETTS 4.5%
Massachusetts
GO Bonds Series 2020E	5.00%	11/01/50 (b)	300,000	322,726
GO Bonds Series 2015A	4.00%	05/01/35 (b)	100,000	100,027
GO Bonds Series 2015B	4.00%	05/01/39 (b)	100,000	100,001
GO Bonds Series 2015E	3.25%	09/01/40 (b)	110,000	100,258
GO Bonds Series 2016E	4.00%	04/01/35 (b)	45,000	45,331
GO Bonds Series 2016H	5.00%	12/01/26	75,000	80,329
GO Bonds Series 2017E	5.00%	11/01/31 (b)	150,000	163,738
GO Bonds Series 2019E	5.00%	05/01/31 (b)	200,000	203,000
GO Bonds Series 2020D	3.00%	07/01/35 (b)	200,000	189,805
GO Bonds Series 2020D	5.00%	07/01/40 (b)	105,000	115,117
GO Bonds Series 2020E	5.00%	11/01/45 (b)	250,000	271,306
GO Bonds Series 2021A	3.00%	03/01/36 (b)	250,000	234,081
GO Bonds Series 2021D	5.00%	09/01/50 (b)	250,000	270,783
GO Bonds Series E	3.00%	11/01/34 (b)	115,000	111,596
GO Refunding Bonds Series 2016C	5.00%	10/01/24	190,000	194,582
GO Refunding Bonds Series 2017E	5.00%	11/01/26	140,000	149,664
GO Refunding Bonds Series 2017E	5.00%	11/01/27	145,000	158,545
GO Refunding Bonds Series 2020D	4.00%	11/01/41 (b)	150,000	150,617
Refunding GO Bonds Series 2006B	5.25%	09/01/24 (c)	500,000	512,641
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2022A1	3.13%	07/01/41 (b)	50,000	44,679
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/25	145,000	150,669
Sub Sales Tax BAN RB Series 2021	4.00%	05/01/25 (a)	205,000	208,231
Sub Sales Tax BAN RB Series 2021	4.00%	05/01/25	15,000	15,266
Massachusetts Development Finance Agency
RB (Boston Univ) Series 2013X	5.00%	10/01/48 (b)	170,000	170,261
RB (Emerson College) Series 2016A	5.00%	01/01/47 (b)	200,000	200,671
RB (Harvard Univ) Series 2016A	5.00%	07/15/24	250,000	255,144
RB (Harvard Univ) Series 2016A	5.00%	07/15/26	275,000	293,056
RB (Northeastern Univ) Series 2022	5.00%	10/01/44 (b)	85,000	94,795
Massachusetts School Building Auth
Sub Sales Tax Bonds Series 2018A	5.25%	02/15/48 (b)	200,000	212,699
Sub Sales Tax Series 2018B	5.25%	02/15/48 (b)	350,000	372,223
Massachusetts Transportation Fund
RB Series 2022B	5.00%	06/01/52 (b)	300,000	326,826
Refunding RB Series 2021A	5.00%	06/01/43 (b)	130,000	143,359
Massachusetts Water Resources Auth
General Refunding RB Series 2016C	5.00%	08/01/40 (a)(b)	200,000	212,983
Refunding RB Series 2016C	5.00%	08/01/33 (a)(b)	100,000	106,491
				6,281,500
MICHIGAN 0.7%
Great Lakes Water Auth
Sewage Disposal System Sr Lien Refunding RB Series 2016B	5.00%	07/01/30 (b)	110,000	116,126
Lansing
Utility System RB Series 2019A	5.00%	07/01/48 (b)	25,000	26,446
Michigan
Trunk Line Fund Bonds Series 2020B	4.00%	11/15/45 (b)	150,000	147,559
See financial notes
17Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Michigan Building Auth
Refunding RB Series 2015I	5.00%	04/15/33 (b)	150,000	155,805
Michigan Finance Auth
RB (Public Lighting Auth) Series 2014B	5.00%	07/01/39 (b)	200,000	200,311
Water System 2nd Lien Refunding RB Series 2014D6	5.00%	07/01/36 (b)(c)	100,000	101,023
Wayne Cnty Airport Auth
Airport RB Series 2021A	5.00%	12/01/46 (b)	220,000	237,374
				984,644
MINNESOTA 0.4%
Minneapolis Metropolitan Council
ULT GO Series 2021C	5.00%	12/01/26	115,000	123,210
Minnesota
GO Bonds Series 2021A	4.00%	09/01/40 (b)	200,000	206,356
GO Refunding Bonds Series 2017D	5.00%	10/01/23	250,000	251,093
				580,659
MISSISSIPPI 0.1%
Mississippi
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (a)(b)	75,000	81,857
West Ranking Utility Auth
RB Series 2018	5.00%	01/01/48 (a)(b)(c)	50,000	54,540
				136,397
MISSOURI 0.3%
Missouri Health & Educational Facilities Auth
Educational Facilities RB (St Louis Univ) Series 2019A	5.00%	10/01/46 (b)	55,000	58,696
Univ of Missouri Curators
System Facilities RB Series 2020B	5.00%	11/01/30	325,000	375,635
				434,331
NEBRASKA 0.1%
Omaha Public Power District
Electric System RB Series 2017A	4.00%	02/01/42 (b)	75,000	75,180
Electric System RB Series 2019A	5.00%	02/01/31 (b)	110,000	122,801
				197,981
NEVADA 1.0%
Clark Cnty
Airport System Sub Lien Refunding RB Series 2019D	5.00%	07/01/23	145,000	145,000
Airport System Sub Refunding RB Series 2019D	5.00%	07/01/25	100,000	103,635
GO Bonds Series 2018A	5.00%	06/01/43 (b)	165,000	174,838
Clark Cnty SD
GO Refunding Bonds Series 2017A	5.00%	06/15/25	200,000	206,793
See financial notes
Schwab Municipal Bond ETF | Semiannual Report18

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Las Vegas Valley Water District
Refunding GO Bonds Series 2015	5.00%	06/01/39 (b)	270,000	274,874
Water Improvement GO Bonds Series 2022A	4.00%	06/01/51 (b)	250,000	244,187
Water Improvement GO Refunding Bonds Series 2016A	5.00%	06/01/46 (b)	200,000	206,189
				1,355,516
NEW JERSEY 4.9%
Hudson Cnty Improvement Auth
Lease RB (Hudson Cnty Courthouse) Series 2020	4.00%	10/01/51 (b)	150,000	148,960
New Jersey
GO Bonds	4.00%	06/01/33 (b)	150,000	152,431
GO Bonds Series 2020A	5.00%	06/01/28	200,000	219,382
GO Bonds Series 2020A	4.00%	06/01/30	60,000	63,743
GO Bonds Series 2020A	4.00%	06/01/31	140,000	149,696
ULT GO Series 2020A	5.00%	06/01/29	305,000	340,812
New Jersey Economic Development Auth
RB Series 2016AAA	5.00%	06/15/41 (a)(b)	190,000	203,649
Refunding Bonds Series 2005N1	5.50%	09/01/26 (c)	140,000	149,025
State Lease RB Series 2018A	5.00%	06/15/47 (b)	250,000	257,066
Transportation Bonds Series 2022A	5.00%	11/01/52 (b)	195,000	204,980
New Jersey Transportation Trust Fund Auth
RB Series 2013AA	5.00%	06/15/36 (b)	220,000	220,000
RB Series 2016A1	5.00%	06/15/28 (b)	720,000	753,977
RB Series 2016A1	4.10%	06/15/31 (b)	525,000	534,013
RB Series 2018A	5.00%	06/15/31 (b)	290,000	302,873
RB Series 2021A	5.00%	06/15/31	100,000	112,746
Transportation Bonds Series 2019BB	5.00%	06/15/50 (b)	145,000	149,635
Transportation Bonds Series 2020AA	5.00%	06/15/50 (b)	200,000	210,996
Transportation Program Bonds Series 2014AA	5.00%	06/15/38 (b)	60,000	60,590
Transportation Program Bonds Series 2015AA	4.75%	06/15/38 (b)	65,000	65,652
Transportation Program Notes Series 2014 BB1	5.00%	06/15/33 (b)	80,000	86,539
Transportation Program RB Series 2014AA	4.25%	06/15/44 (b)	30,000	29,724
Transportation RB Series 2019BB	3.50%	06/15/46 (b)	125,000	107,570
Transportation RB Series 2020AA	4.00%	06/15/50 (b)	160,000	151,062
Transportation System Bonds Series 2009A	0.00%	12/15/33 (b)(d)	130,000	87,404
Transportation System Bonds Series 2018A	5.00%	12/15/34 (b)	365,000	393,213
Transportation System RB Series 2006C	0.00%	12/15/24 (c)(d)	75,000	71,197
Transportation System RB Series 2009A	0.00%	12/15/34 (d)	125,000	79,972
Transportation System RB Series 2010A	0.00%	12/15/28 (d)	700,000	576,911
Transportation System RB Series 2021A	4.00%	06/15/34 (b)	15,000	15,504
New Jersey Turnpike Auth
RB Series 2014A	4.00%	01/01/35 (b)	125,000	125,310
RB Series 2015E	5.00%	01/01/45 (b)	150,000	152,795
Refunding RB Series 2005D3	5.25%	01/01/26 (c)	300,000	313,792
Turnpike RB Series 2017A	5.00%	01/01/34 (b)	185,000	196,228
Turnpike RB Series 2019A	4.00%	01/01/48 (b)	155,000	153,735
				6,841,182
See financial notes
19Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEW MEXICO 0.1%
New Mexico Finance Auth
RB Series 2018A	5.00%	06/15/24	155,000	157,673
NEW YORK 22.6%
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/36 (b)	290,000	295,270
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/44 (b)	100,000	98,794
Long Island Power Auth
Electric System RB Series 2016B	5.00%	09/01/41 (b)	190,000	197,632
Electric System RB Series 2018	5.00%	09/01/38 (b)	120,000	129,971
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017A	5.00%	11/15/35 (b)	115,000	123,124
Dedicated Tax Fund Refunding Bonds Series 2012A	0.00%	11/15/30 (d)	150,000	116,402
RB Series 2012E	4.00%	11/15/38 (b)	200,000	197,505
RB Series 2012H	3.63%	11/15/37 (b)	150,000	135,629
RB Series 2017B	5.00%	11/15/25	100,000	103,068
RB Series 2017D	4.00%	11/15/42 (b)	205,000	197,226
RB Series 2020A1	4.00%	11/15/52 (b)	100,000	92,664
Refunding RB Series 2017B	5.00%	11/15/27	205,000	216,899
Refunding RB Series 2017C2	0.00%	11/15/40 (d)	405,000	178,439
Transportation RB Series 2012C	4.25%	11/15/42 (b)	115,000	113,007
Transportation RB Series 2013A	5.00%	11/15/38 (b)	85,000	85,006
Transportation RB Series 2013D	5.00%	11/15/38 (b)	70,000	70,026
Transportation RB Series 2013E	5.00%	11/15/38 (b)	155,000	155,058
Transportation RB Series 2014D1	5.00%	11/15/39 (b)	125,000	125,670
Transportation RB Series 2019C	5.00%	11/15/40 (b)	175,000	183,385
Monroe Cnty IDA
RB (Univ of Rochester) Series 2017C	4.00%	07/01/43 (b)	90,000	88,889
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2021A	5.00%	11/15/31 (b)	110,000	130,388
New York City
GO Bonds Fiscal 2014 Series D1	5.00%	08/01/30 (b)	200,000	200,518
GO Bonds Fiscal 2016 Series C	5.00%	08/01/31 (b)	150,000	157,107
GO Bonds Fiscal 2016 Series C	3.00%	08/01/34 (b)	180,000	176,572
GO Bonds Fiscal 2017 Series A1	4.00%	08/01/34 (b)	105,000	107,787
GO Bonds Fiscal 2018 Series B1	5.25%	10/01/33 (b)	445,000	486,456
GO Bonds Fiscal 2018 Series C	5.00%	08/01/24	300,000	305,930
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/34 (b)	125,000	136,474
GO Bonds Fiscal 2019 Series A	5.00%	08/01/26	160,000	169,852
GO Bonds Fiscal 2019 Series D1	5.00%	12/01/33 (b)	90,000	99,365
GO Bonds Fiscal 2019 Series E	5.00%	08/01/27	100,000	108,227
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/25	310,000	321,921
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	500,000	571,981
GO Bonds Fiscal 2020 Series D1	4.00%	03/01/50 (b)	100,000	97,574
GO Bonds Fiscal 2021 Series F	3.00%	03/01/51 (b)	200,000	152,823
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/25	265,000	275,648
GO Bonds Fiscal 2023 Series A1	4.00%	09/01/46 (b)	35,000	34,488
GO Bonds Series 2016A	5.00%	08/01/26 (b)	135,000	140,136
See financial notes
Schwab Municipal Bond ETF | Semiannual Report20

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
ULT GO Series 2015F1	3.50%	06/01/33 (b)	185,000	186,220
ULT GO Series 2018F1	5.00%	04/01/43 (b)	125,000	132,442
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC	3.75%	06/15/47 (b)	100,000	93,474
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series AA	4.00%	06/15/44 (b)	80,000	79,584
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series CC	4.00%	06/15/45 (b)	35,000	34,738
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series CC1	4.00%	06/15/46 (b)	200,000	198,244
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series CC1	4.00%	06/15/48 (b)	150,000	148,196
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series EE	5.00%	06/15/40 (b)	200,000	213,116
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	4.00%	06/15/41 (b)	200,000	200,373
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	4.00%	06/15/40 (b)	500,000	502,043
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series DD1	5.00%	06/15/30	265,000	306,130
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series FF	5.00%	06/15/41 (b)	255,000	279,149
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	5.00%	06/15/29	300,000	340,046
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series BB1	4.00%	06/15/50 (b)	200,000	196,943
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	4.00%	06/15/51 (b)	15,000	14,749
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1	5.00%	06/15/44 (b)	325,000	357,452
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1	5.25%	06/15/52 (b)	30,000	33,636
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S1	5.00%	07/15/40 (b)	200,000	204,243
Building Aid RB Fiscal 2015 Series S2	5.00%	07/15/40 (b)	200,000	205,721
Building Aid RB Fiscal 2016 Series S1	4.00%	07/15/40 (b)	100,000	100,101
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/34 (b)(c)	275,000	302,396
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (b)	140,000	152,740
Building Aid RB Fiscal 2022 Series S1A	5.00%	07/15/29 (c)	205,000	231,780
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/32 (b)	175,000	177,976
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/36 (b)	10,000	10,152
Future Tax Secured Sub Bonds Fiscal 2015 Series E1	5.00%	02/01/41 (b)	100,000	101,831
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	3.00%	02/01/33 (b)	285,000	281,516
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/39 (b)	50,000	51,643
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.00%	02/01/39 (b)	100,000	87,014
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/25	300,000	313,527
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	3.25%	05/01/43 (b)	105,000	91,533
Future Tax Secured Sub Bonds Fiscal 2018 Series A2	5.00%	08/01/35 (b)	85,000	91,199
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	3.00%	05/01/45 (b)	250,000	200,676
Future Tax Secured Sub Bonds Fiscal 2020 Series B1	3.00%	11/01/47 (b)	150,000	117,801
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/27	100,000	109,000
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/42 (b)	100,000	99,115
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/40 (b)	10,000	10,008
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/27	100,000	109,000
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/29	250,000	282,634
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/33 (b)	190,000	219,442
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	5.00%	11/01/28	215,000	238,665
Future Tax Secured Sub Bonds Fiscal 2022 Series B	4.00%	08/01/48 (b)	150,000	147,264
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	4.00%	08/01/45 (b)	85,000	83,994
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/48 (b)	200,000	155,849
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/37 (b)	250,000	283,871
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/42 (b)	165,000	182,194
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/47 (b)	150,000	163,702
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/25	250,000	261,272
See financial notes
21Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/44 (b)	200,000	222,037
RB Fiscal 2018 Series S1	4.00%	07/15/36 (b)	150,000	152,780
RB Fiscal 2019 Series S2A	5.00%	07/15/35 (b)(c)	175,000	190,925
RB Series C1	4.00%	05/01/45 (b)	285,000	281,643
New York Power Auth
RB Series 2020A	4.00%	11/15/50 (b)	250,000	244,931
New York State Dormitory Auth
RB (Columbia Univ) Series 2020A	5.00%	10/01/50 (b)	200,000	236,547
RB (New School Univ) Series 2016A	4.00%	07/01/43 (b)	160,000	149,852
RB (New York Univ) Series 2016A	5.00%	07/01/33 (b)	100,000	105,440
RB (New York Univ) Series 2019A	4.00%	07/01/45 (b)	145,000	140,828
RB (New York Univ) Series 2021	4.00%	07/01/46 (b)	20,000	19,359
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (b)	150,000	144,671
RB Series 2015A	5.00%	07/01/35 (b)	200,000	206,450
RB Series 2019A	4.00%	07/01/44 (b)	100,000	96,016
RB Series 2022A	5.00%	10/01/32 (b)(c)	125,000	142,695
Refunding RB (Cornell Univ) Series 2020A	4.00%	07/01/50 (b)	275,000	270,797
Sales Tax RB Series 2015B	5.00%	03/15/45 (b)	100,000	102,728
Sales Tax RB Series 2018A	5.00%	03/15/40 (b)	50,000	53,403
Sales Tax RB Series 2018E	5.00%	03/15/48 (b)	250,000	265,495
State Personal Income Tax RB Series 2014C	5.00%	03/15/29 (b)	300,000	303,674
State Personal Income Tax RB Series 2014C	5.00%	03/15/38 (b)	75,000	75,748
State Personal Income Tax RB Series 2015A	4.00%	03/15/32 (b)	175,000	178,171
State Personal Income Tax RB Series 2015B	5.00%	02/15/32 (b)	200,000	205,239
State Personal Income Tax RB Series 2015B	5.00%	02/15/39 (b)	250,000	254,696
State Personal Income Tax RB Series 2015E	3.25%	03/15/36 (b)	55,000	52,834
State Personal Income Tax RB Series 2016A	5.00%	02/15/33 (b)	200,000	211,638
State Personal Income Tax RB Series 2016A	5.00%	02/15/36 (b)	100,000	105,120
State Personal Income Tax RB Series 2017A	5.00%	02/15/27 (a)	75,000	80,585
State Personal Income Tax RB Series 2017A	5.00%	02/15/38 (b)	100,000	105,195
State Personal Income Tax RB Series 2017B	5.00%	02/15/28 (b)	310,000	335,034
State Personal Income Tax RB Series 2017B	5.00%	02/15/37 (b)	55,000	58,463
State Personal Income Tax RB Series 2017B	5.00%	02/15/38 (b)	125,000	132,578
State Personal Income Tax RB Series 2018A	5.00%	03/15/32 (b)	100,000	110,236
State Personal Income Tax RB Series 2019A	5.00%	03/15/39 (b)	60,000	64,909
State Personal Income Tax RB Series 2019D	5.00%	02/15/30	200,000	227,517
State Personal Income Tax RB Series 2019D	5.00%	02/15/33 (b)	350,000	396,631
State Personal Income Tax RB Series 2019D	4.00%	02/15/47 (b)	250,000	244,603
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (b)	215,000	229,727
State Personal Income Tax RB Series 2020A	4.00%	03/15/36 (b)	160,000	165,354
State Personal Income Tax RB Series 2020A	3.00%	03/15/41 (b)	100,000	84,698
State Personal Income Tax RB Series 2021A	5.00%	02/15/25 (a)	460,000	474,222
State Personal Income Tax RB Series 2021A	5.00%	03/15/31	310,000	358,685
State Personal Income Tax RB Series 2021A	5.00%	03/15/34 (b)	60,000	69,126
State Personal Income Tax RB Series 2022A	5.00%	03/15/46 (b)	200,000	218,252
State Personal Income Tax Refunding RB Series 2016D	5.00%	02/15/28 (b)	270,000	285,877
State Sales Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	150,000	160,203
State Sales Tax RB Series 2018E	5.00%	03/15/34 (b)	160,000	176,175
State Sales Tax RB Series 2018E	5.00%	03/15/41 (b)	400,000	428,956
States Sales Tax RB Series 2018A	4.00%	03/15/47 (b)	75,000	74,046
See financial notes
Schwab Municipal Bond ETF | Semiannual Report22

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2020A	4.00%	06/15/45 (b)	150,000	150,377
State Clean Water & Drinking Water Revolving Funds RB Series 2022A	5.00%	06/15/51 (b)	250,000	275,129
New York State Thruway Auth
General Revenue Jr Obligations Series 2019B	4.00%	01/01/41 (b)	125,000	123,314
General Revenue Jr Obligations Series 2019B	3.00%	01/01/53 (b)(c)	85,000	63,123
Jr GO RB Series 2019B	4.00%	01/01/39 (b)	175,000	175,527
Jr Obligation RB Series 2019B	5.00%	01/01/30	135,000	152,903
Jr RB Series 2016A	4.00%	01/01/51 (b)	85,000	81,562
State Personal Income Tax RB Series 2021A1	5.00%	03/15/35 (b)	435,000	495,886
State Personal Income Tax RB Series 2021A1	4.00%	03/15/41 (b)	250,000	249,543
State Personal Income Tax RB Series 2021A1	4.00%	03/15/56 (b)	335,000	319,693
State Personal Income Tax RB Series 2022A	5.00%	03/15/30	200,000	228,373
State Personal Income Tax RB Series 2022A	5.00%	03/15/39 (b)	190,000	214,523
New York State Urban Development Corp
Sales Tax RB Series 2021A	3.00%	03/15/50 (b)	120,000	92,528
State Personal Income Tax RB Series 2015A	5.00%	03/15/45 (b)	250,000	254,179
State Personal Income Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	55,000	57,843
State Personal Income Tax RB Series 2017A	5.00%	03/15/27 (a)	155,000	167,138
State Personal Income Tax RB Series 2020A	3.00%	03/15/50 (b)	105,000	80,505
State Sales Tax RB Series 2019A	4.00%	03/15/43 (b)	100,000	99,587
State Sales Tax RB Series 2021A	4.00%	03/15/44 (b)	60,000	59,605
Onondaga Cnty
RB (Syracuse Univ) Series 2019	4.00%	12/01/49 (b)	155,000	150,399
Port Auth of New York & New Jersey
Consolidated Bonds 184th Series	5.00%	09/01/35 (b)	10,000	10,179
Consolidated Bonds 200th Series	5.25%	10/15/57 (b)	200,000	209,173
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(b)	565,000	579,333
Suffolk Cnty Water Auth
Water System Refunding RB Series 2015	3.00%	06/01/32 (b)	300,000	300,725
Triborough Bridge & Tunnel Auth
General RB Series 2015A	5.00%	11/15/50 (b)	150,000	152,363
General RB Series 2018A	5.00%	11/15/45 (b)	200,000	211,811
General RB Series 2022A	5.00%	11/15/47 (b)	290,000	316,135
General Refunding RB Series 2017C1	5.00%	11/15/25	200,000	209,285
General Refunding RB Series 2018B	5.00%	11/15/30	50,000	58,046
Payroll Mobility Tax Sr Lien Bonds Series 2021C3	2.50%	05/15/51 (b)	100,000	66,991
Payroll Mobility Tax Sr Lien Bonds Series 2022A	5.00%	05/15/57 (b)	200,000	214,944
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.25%	05/15/52 (b)	250,000	276,723
Sales Tax RB Series 2022A	4.00%	05/15/57 (b)	150,000	145,392
Sales Tax RB Series 2023A	4.13%	05/15/53 (b)	100,000	98,225
Sales Tax RB Series 2023A	4.25%	05/15/58 (b)	100,000	99,276
Sr Lien RB Series 2021A1	5.00%	05/15/51 (b)	75,000	80,793
Sr Lien RB Series 2021C3	4.00%	05/15/51 (b)	225,000	217,961
Sr Lien RB Series 2022A	4.00%	05/15/51 (b)	175,000	169,525
Sr Lien RB Series 2022D2	4.50%	05/15/47 (b)	20,000	20,563
Sub Refunding RB Series 2013A	0.00%	11/15/31 (d)	305,000	225,245
See financial notes
23Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Utility Debt Securitization Auth
Restructuring Bonds Series 2015	5.00%	12/15/33 (b)	250,000	262,197
Restructuring Bonds Series 2015	5.00%	12/15/36 (b)	250,000	260,514
				31,533,230
NORTH CAROLINA 0.9%
North Carolina
Refunding RB Series 2014B	5.00%	06/01/24	150,000	152,565
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B	5.00%	10/01/55 (a)(b)	100,000	104,392
Refunding RB (Duke Univ) Series 2016B	5.00%	07/01/42 (b)	100,000	105,307
North Carolina Turnpike Auth
BAN 2020	5.00%	02/01/24 (a)	250,000	252,507
RB Series 2019	0.00%	01/01/40 (b)(d)	200,000	97,780
RB Series 2019	0.00%	01/01/41 (b)(d)	195,000	90,558
Sr Lien RB Series 2019	4.00%	01/01/55 (b)	200,000	182,624
Toll RB (Monroe Expressway) Series 2016A	5.00%	07/01/54 (b)	200,000	202,655
				1,188,388
OHIO 1.1%
American Municipal Power Ohio
RB (Greenup Hydroelectric) Series 2016A	5.00%	02/15/41 (b)	275,000	279,742
Northeast Ohio Regional Sewer District
RB Series 2014	4.00%	11/15/49 (a)(b)	215,000	217,457
Ohio
GO Refunding Bonds Series 2015A	5.00%	09/15/24	75,000	76,734
GO Refunding Bonds Series 2015A	5.00%	09/01/25	100,000	104,167
GO Refunding Bonds Series 2020B	5.00%	08/01/25	100,000	103,989
Ohio Higher Educational Facility Commission
Refunding RB (Case Western Reserve Univ) Series 2016	5.00%	12/01/40 (b)	200,000	206,899
Ohio Turnpike Commission
Jr Lien RB Series 2018A	5.00%	02/15/32 (b)	200,000	218,969
Turnpike RB Series 2021A	5.00%	02/15/46 (b)	200,000	216,977
Ohio Water Development Auth
RB Series 2019	5.00%	12/01/29 (b)	150,000	169,936
				1,594,870
OKLAHOMA 0.3%
Canadian Cnty Educational Facilities Auth
Lease RB (Mustang Public Schools) Series 2017	3.00%	09/01/29 (b)	200,000	198,799
Oklahoma Grand River Dam Auth
Refunding RB Series 2016A	5.00%	06/01/31 (b)	175,000	185,971
Oklahoma Turnpike Auth
2nd Sr RB Series 2017C	4.00%	01/01/42 (b)	100,000	99,556
				484,326
See financial notes
Schwab Municipal Bond ETF | Semiannual Report24

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OREGON 1.1%
Beaverton SD #48J
GO Bonds Series 2014	5.00%	06/15/28 (a)(b)(c)	100,000	101,737
GO Bonds Series 2014B	5.00%	06/15/31 (a)(b)(c)	250,000	254,342
GO Bonds Series 2022B	5.00%	06/15/52 (b)(c)	250,000	273,035
Oregon Dept of Transportation
Highway Sub Lien Refunding RB Series 2019A	5.00%	11/15/36 (b)	200,000	222,206
Highway Tax Sub Lien RB Series 2020A	5.00%	11/15/40 (b)	290,000	320,234
Tri-Cnty Metropolitan Transportation District
Sr Lien Payroll Tax RB Series 2018A	5.00%	09/01/43 (a)(b)	305,000	332,282
				1,503,836
PENNSYLVANIA 3.4%
Delaware River Port Auth
RB Series 2013	5.00%	01/01/31 (a)(b)	120,000	121,084
Pennsylvania
GO Bonds 1st Series 2014	4.00%	06/15/33 (b)	15,000	15,149
GO Bonds 1st Series 2015	5.00%	03/15/24	100,000	101,280
GO Bonds 1st Series 2020	2.00%	05/01/39 (b)	75,000	53,697
GO Bonds 1st Series 2022	5.00%	10/01/25	200,000	208,475
GO Bonds 2nd Series 2015	4.00%	08/15/34 (b)	75,000	76,116
GO Bonds 2nd Series 2016	5.00%	09/15/25	100,000	104,144
GO Bonds 2nd Series 2016	4.00%	09/15/32 (b)	325,000	333,965
GO Bonds 2nd Series 2016	3.00%	09/15/36 (b)	125,000	114,493
GO Refunding Bonds Series 2017	5.00%	01/01/26	120,000	125,741
GO Refunding Bonds Series 2017	5.00%	01/01/27	360,000	385,080
Pennsylvania Higher Educational Facilities Auth
RB (Thomas Jefferson Univ) Series 2015A	5.25%	09/01/50 (b)	250,000	252,371
Pennsylvania State Turnpike Commission
RB Series 2021A	5.00%	12/01/46 (b)	125,000	134,593
Refunding RB Series 2019	5.00%	12/01/25	65,000	67,851
Sr RB Series 2021A	4.00%	12/01/51 (b)	30,000	29,477
Sub RB Series 2015A1	4.00%	12/01/41 (b)	110,000	109,471
Sub RB Series 2017B2	4.00%	06/01/38 (b)	125,000	125,504
Sub RB Series 2017B2	4.00%	06/01/39 (b)	100,000	99,532
Sub RB Series 2021B	5.00%	12/01/46 (b)	200,000	213,870
Sub Refunding RB 3rd Series 2016A	5.00%	12/01/30 (b)	190,000	201,485
Sub Refunding RB 3rd Series 2016A	3.38%	12/01/41 (b)	370,000	323,110
Turnpike Refunding RB Series 2019	5.00%	12/01/24	75,000	76,841
Turnpike Sr RB Series 2015B	5.00%	12/01/40 (b)	90,000	92,672
Philadelphia
Gas RB 16th Series A	5.00%	08/01/50 (b)(c)	95,000	100,475
GO Bonds Series 2015B	4.00%	08/01/35 (b)	200,000	202,142
Water & Wastewater RB Series 2015A	5.00%	07/01/45 (a)(b)	60,000	61,070
Philadelphia IDA
RB (Thomas Jefferson Univ) Series 2017A	5.00%	09/01/47 (b)	200,000	204,447
Philadelphia SD
GO Bonds Series 2018B	4.00%	09/01/43 (b)(c)	195,000	194,206
GO Refunding Bonds Series 2016F	5.00%	09/01/28 (b)(c)	110,000	115,389
See financial notes
25Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pittsburgh Water & Sewer Auth
Water & Sewer System Sub Refunding RB Series 2019B	5.00%	09/01/32 (c)	375,000	438,501
				4,682,231
RHODE ISLAND 0.1%
Rhode Island Health & Educational Building Corp
Education Facility RB (Providence College) Series 2023	5.00%	11/01/53 (b)	150,000	159,830
SOUTH CAROLINA 0.4%
South Carolina Public Service Auth
Refunding RB Series 2016A	5.00%	12/01/29 (b)	85,000	88,263
Refunding RB Series 2016A	5.00%	12/01/30 (b)	125,000	129,837
Refunding RB Series 2022A	4.00%	12/01/52 (b)	150,000	138,490
Revenue & Refunding Bonds Series 2020A	5.00%	12/01/31 (b)	75,000	81,978
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2021B	5.00%	10/01/25	105,000	109,473
				548,041
TENNESSEE 0.2%
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2018	4.00%	07/01/33 (b)	125,000	129,486
GO Bonds Series 2021C	3.00%	01/01/34 (b)	125,000	120,048
				249,534
TEXAS 8.8%
Alamo CCD
Maintenance Tax Notes Series 2022	5.00%	02/15/25	50,000	51,540
Aubrey ISD
ULT GO Bonds Series 2022	4.00%	02/15/47 (b)(c)	200,000	200,782
Austin ISD
ULT GO Bonds Series 2023	5.00%	08/01/25	75,000	77,961
Bexar Cnty
Tax Refunding Bonds Series 2017	5.00%	06/15/43 (a)(b)	250,000	264,692
Central Texas Regional Mobility Auth
Sub Lien BAN Series 2021C	5.00%	01/01/27 (b)	100,000	104,209
Cleburne ISD
ULT GO Bonds Series 2016	5.00%	02/15/41 (b)(c)	90,000	92,335
Conroe ISD
ULT GO Bonds Series 2022A	4.00%	02/15/47 (b)(c)	375,000	374,847
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2016	5.00%	02/15/26 (c)	60,000	63,047
Dallas
GO Refunding Bonds Series 2017	3.00%	02/15/33 (b)(c)	125,000	121,653
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007	5.25%	12/01/30 (b)(c)	315,000	365,952
Sr Lien Sales Tax Refunding RB Series 2021B	4.00%	12/01/51 (b)	200,000	193,358
See financial notes
Schwab Municipal Bond ETF | Semiannual Report26

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Dallas-Fort Worth International Airport
Jt Refunding RB Series 2020A	5.00%	11/01/24	200,000	204,607
Refunding RB Series 2020A	5.00%	11/01/27	230,000	249,333
Refunding RB Series 2021A	4.00%	11/01/46 (b)	55,000	53,141
El Paso
Water & Sewer Refunding RB Series 2022	5.00%	03/01/52 (b)	250,000	267,419
Water & Sewer Refunding RB Series 2022A	4.00%	03/01/44 (b)	200,000	196,279
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C	4.00%	10/01/45 (b)	250,000	244,729
1st Tier Toll Refunding RB Series 2020C	4.00%	10/01/49 (b)	250,000	241,176
Sub Tier Toll RB Series 2018A	5.00%	10/01/35 (b)	115,000	124,654
Greater Texoma Utility Auth
RB Series 2023	5.00%	10/01/48 (b)(c)	150,000	160,917
Harris Cnty
Refunding Bonds Series 2022A	5.00%	10/01/26	115,000	122,341
Toll Road Sr Lien Refunding RB Series 2016A	5.00%	08/15/33 (b)	100,000	105,636
Toll Road Sr Lien Refunding RB Series 2018A	4.00%	08/15/48 (b)	100,000	99,640
Harris Cnty Sports Auth
Sr Lien Refunding RB 2014A	5.00%	11/15/30 (b)	150,000	152,889
Hidalgo Cnty
GO Bonds Series 2018A	4.00%	08/15/43 (b)	200,000	200,386
Houston
Utility System 1st Lien Refunding RB Series 2014C	5.00%	05/15/24	270,000	273,916
Utility System 1st Lien Refunding RB Series 2019B	5.00%	11/15/49 (b)	100,000	106,915
Utility System 1st Lien Refunding RB Series 2021A	4.00%	11/15/46 (b)	50,000	49,738
Houston ISD
LT Refunding Bonds Series 2016A	5.00%	02/15/29 (b)(c)	200,000	210,158
Leander ISD
ULT GO Refunding Bonds Series 2016A	0.00%	08/16/42 (b)(c)(d)	350,000	151,834
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2020A	5.00%	05/15/50 (b)	100,000	105,428
North Texas Tollway Auth
1st Tier RB Series 2008D	0.00%	01/01/31 (c)(d)	170,000	131,059
1st Tier Refunding RB Series 2016A	5.00%	01/01/27 (b)	275,000	277,071
1st Tier Refunding RB Series 2016A	4.00%	01/01/39 (b)	50,000	50,003
1st Tier Refunding RB Series 2017A	5.00%	01/01/43 (b)	145,000	150,841
2nd Tier Refunding RB Series 2019B	5.00%	01/01/24	500,000	504,080
Refunding RB Series 2008I	6.50%	01/01/43 (a)(b)	295,000	308,856
Refunding RB Series 2014B	5.00%	01/01/31 (b)	320,000	322,686
Refunding RB Series 2015A	4.00%	01/01/38 (b)	150,000	149,421
Plano ISD
ULT GO Bonds Series 2023	5.00%	02/15/42 (b)	270,000	300,520
Port of Houston Auth
1st Lien RB Series 2021	5.00%	10/01/51 (b)	385,000	414,869
Prosper ISD
ULT GO Bonds Series 2022	4.00%	02/15/52 (b)(c)	150,000	147,277
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	150,000	147,027
San Antonio
Electric & Gas Systems Refunding RB Series 2012	5.25%	02/01/25 (b)	295,000	304,480
Electric & Gas Systems Refunding RB Series 2020	5.00%	02/01/49 (b)	125,000	133,824
See financial notes
27Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Antonio Public Facilities Corp
Lease Refunding RB Series 2012	4.00%	09/15/42 (b)	50,000	48,067
Texas
GO Bonds Series 2014	5.00%	04/01/26 (b)	100,000	101,402
GO Refunding Bonds Series 2014	5.00%	10/01/26 (a)(b)	150,000	152,026
GO Refunding Bonds Series 2014	5.00%	10/01/28 (a)(b)	150,000	152,026
GO Refunding Bonds Series 2014A	5.00%	10/01/44 (a)(b)	420,000	429,458
GO Refunding Bonds Series 2017A	5.00%	10/01/33 (b)	100,000	107,829
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (b)	150,000	161,325
Texas A&M Univ
RB Series 2017E	5.00%	05/15/27	70,000	75,681
Texas Transportation Commission
State Highway Fund 1st Tier Refunding RB Series 2015	5.00%	10/01/24	160,000	163,839
Texas Transportation Corp
Sr Lien Refunding RB (NTE Mobility Partners) Series 2019A	5.00%	12/31/35 (b)	125,000	131,255
Texas Turnpike Auth
1st Tier RB Series 2002A	0.00%	08/15/27 (c)(d)	100,000	86,839
1st Tier RB Series 2002A	0.00%	08/15/30 (c)(d)	100,000	77,830
Texas Water Dev Brd
State Water Implementation Fund RB Series 2017A	4.00%	10/15/35 (b)	200,000	204,538
State Water Implementation Fund RB Series 2018A	5.00%	10/15/43 (b)	100,000	105,998
State Water Implementation Fund RB Series 2019A	3.00%	10/15/34 (b)	125,000	123,932
State Water Implementation Fund RB Series 2019A	4.00%	10/15/49 (b)	250,000	247,801
State Water Implementation Fund RB Series 2022	4.80%	10/15/52 (b)	65,000	69,251
State Water Implementation Fund RB Series 2022	5.00%	10/15/57 (b)	150,000	162,977
State Water RB Series 2022	4.45%	10/15/36 (b)	50,000	54,604
Trinity River Auth
Refunding RB Series 2020	3.00%	08/01/31 (b)	440,000	434,599
Univ of Texas
Financing System RB Series 2019B	5.00%	08/15/49	200,000	237,789
Financing System RB Series 2020A	5.00%	08/15/30	150,000	172,748
Financing System RB Series 2021A	4.00%	08/15/35 (b)	50,000	52,452
Univ of Texas Permanent Univ Fund
RB Series 2022A	5.00%	07/01/32	75,000	88,690
Ysleta ISD
ULT GO Bonds Series 2020	4.00%	08/15/50 (b)(c)	100,000	96,006
				12,312,488
UTAH 0.2%
Utah
GO Refunding Bonds Series 2015	5.00%	07/01/24	50,000	50,955
Utah Board of Regents
General RB (Univ of Utah) Series 2022A	4.00%	08/01/51 (b)	150,000	146,990
Utah Transit Auth
Sub Sales Tax Refunding RB Series 2018	4.00%	12/15/41 (b)	115,000	115,348
				313,293
VIRGINIA 1.5%
Chesapeake Bay Bridge & Tunnel District
1st Tier RB Series 2016	5.00%	07/01/46 (b)	150,000	152,121
See financial notes
Schwab Municipal Bond ETF | Semiannual Report28

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hampton Roads Transportation Commission
Sr Lien BAN 2021A	5.00%	07/01/26 (a)	570,000	603,179
Univ of Virginia
General RB Series 2019B	5.00%	09/01/49 (b)	250,000	270,643
General Refunding RB Series 2017A	5.00%	04/01/42 (b)	125,000	132,332
Virginia College Building Auth
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/29 (b)	315,000	344,026
Virginia Public Building Auth
Public Facilities RB Series 2021A2	4.00%	08/01/39 (b)	100,000	101,891
Virginia Transportation Board
Transportation Refunding RB Series 2017A	5.00%	05/15/31 (b)	415,000	451,646
				2,055,838
WASHINGTON 3.1%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/27	130,000	141,866
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/36 (b)	250,000	284,409
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	4.00%	11/01/40 (b)	60,000	60,262
Energy Northwest
Electric Refunding RB Series 2018B	5.00%	07/01/23 (a)	330,000	330,000
Electric Refunding RB Series 2018C	5.00%	07/01/34 (b)	85,000	93,595
Electric Refunding RB Series 2021A	4.00%	07/01/42 (b)	480,000	482,472
Issaquah SD #411
ULT GO Bonds Series 2016	4.00%	12/01/31 (b)(c)	50,000	51,185
King Cnty
LT GO Refunding Bonds Series 2021A	4.00%	01/01/27	330,000	342,446
Refunding RB Series 2016B	4.00%	07/01/34 (b)	200,000	204,449
Northshore SD #417
ULT GO Bonds Series 2018	5.00%	12/01/35 (b)(c)	100,000	108,854
ULT GO Refunding Bonds Series 2022	5.00%	12/01/39 (b)(c)	110,000	123,187
Seattle
Light & Power RB Series 2015A	4.00%	05/01/45 (b)	150,000	147,221
Spokane SD #81
ULT GO Bonds Series 2019	5.00%	12/01/36 (b)(c)	200,000	220,015
Tacoma SD #10
ULT GO Bonds Series 2020B	4.00%	12/01/41 (b)(c)	245,000	245,240
Washington
GO Bonds Series 2020C	5.00%	02/01/40 (b)	160,000	175,086
GO Bonds Series 2020C	5.00%	02/01/41 (b)	150,000	163,710
GO Bonds Series 2022A	5.00%	08/01/40 (b)	155,000	172,522
GO Bonds Series 2022A	5.00%	08/01/44 (b)	150,000	164,628
GO Bonds Series 2023A	5.00%	08/01/47 (b)	250,000	275,170
GO Refunding Bonds Series R2013C	4.00%	07/01/26 (b)	400,000	400,247
GO Refunding Bonds Series R2018C	5.00%	08/01/30 (b)	40,000	43,243
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	4.00%	07/01/28	130,000	137,459
				4,367,266
WEST VIRGINIA 0.2%
W Virginia Parkway Auth
Sr Lien RB Series 2021	5.00%	06/01/47 (b)	190,000	206,058
See financial notes
29Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2023 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WISCONSIN 0.4%
Wisconsin
GO Refunding Bonds Series 2	5.00%	11/01/25	210,000	219,758
GO Refunding Bonds Series 2023-2	5.00%	05/01/34 (b)	105,000	125,557
Wisconsin Center District
Sr Tax RB Series 2020C	0.00%	12/15/50 (b)(c)(d)	800,000	215,085
				560,400
WYOMING 0.1%
Campbell Solid Waste Facilities
RB Series 2019A	3.63%	07/15/39 (b)	200,000	176,480
Total Municipal Securities (Cost $136,453,536)				137,390,513
Total Investments in Securities (Cost $136,453,536)				137,390,513

(a)	Refunded bond.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
RB —	Revenue bond
SD —	School district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$137,390,513	$—	$137,390,513
Total	$—	$137,390,513	$—	$137,390,513

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond ETF | Semiannual Report30

Schwab Municipal Bond ETF
Statement of Assets and Liabilities

As of June 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $136,453,536)		$137,390,513
Cash		875,901
Receivables:
Interest	+	1,694,409
Total assets		139,960,823

Liabilities
Payables:
Investments bought		241,181
Management fees	+	3,438
Total liabilities		244,619
Net assets		$139,716,204

Net Assets by Source
Capital received from investors		$138,568,627
Total distributable earnings	+	1,147,577
Net assets		$139,716,204

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$139,716,204		2,700,000		$51.75

See financial notes
31Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Statement of Operations

For the period January 1, 2023 through June 30, 2023; unaudited
Investment Income
Interest received from securities - unaffiliated		$1,946,861

Expenses
Management fees		17,464
Total expenses	–	17,464
Net investment income		1,929,397

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(185,022)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	74,471
Net realized and unrealized losses		(110,551)
Increase in net assets resulting from operations		$1,818,846
See financial notes
Schwab Municipal Bond ETF | Semiannual Report32

Schwab Municipal Bond ETF
Statement of Changes in Net Assets

For the current period only
Figures for the current period are unaudited
OPERATIONS
	1/1/23-6/30/23		10/12/22*-12/31/22
Net investment income		$1,929,397	$326,335
Net realized losses		(185,022)	(19,675)
Net change in unrealized appreciation (depreciation)	+	74,471	862,506
Increase in net assets resulting from operations		$1,818,846	$1,169,166

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,545,790 )	($294,645 )

TRANSACTIONS IN FUND SHARES
	1/1/23-6/30/23			10/12/22*-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,500,000	$77,923,930	1,200,000	$60,454,448
Other capital		—	132,665	—	57,584
Net transactions in fund shares		1,500,000	$78,056,595	1,200,000	$60,512,032

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-6/30/23			10/12/22*-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,200,000	$61,386,553	—	$—
Total increase	+	1,500,000	78,329,651	1,200,000	61,386,553
End of period		2,700,000	$139,716,204	1,200,000	$61,386,553

*	Commencement of operations.
See financial notes
33Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Municipal Bond ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab Municipal Bond ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. REIT ETF	Schwab Crypto Thematic ETF
Schwab U.S. TIPS ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Schwab Municipal Bond ETF | Semiannual Report34

Schwab Municipal Bond ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
35Schwab Municipal Bond ETF  | Semiannual Report

Schwab Municipal Bond ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2023, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, the fund operates as a limited derivatives user, with respect to purchase commitments held within the fund, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the fund’s exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
Schwab Municipal Bond ETF  | Semiannual Report36

Schwab Municipal Bond ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Municipal Securities Risk. The fund primarily invests in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that the fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
37Schwab Municipal Bond ETF  | Semiannual Report

Schwab Municipal Bond ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Portfolio Turnover Risk. The fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives used by the fund are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk and liquidity risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Taxable Investments Risk. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Schwab Municipal Bond ETF  | Semiannual Report38

Schwab Municipal Bond ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.03% of the fund’s average daily net assets.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares. The transfer agent is also responsible for the order-taking function for the fund’s shares.
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex, in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
39Schwab Municipal Bond ETF  | Semiannual Report

Schwab Municipal Bond ETF
Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2023, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$96,644,703	$24,238,202

9. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Such variable charges, if any, are included in Other Capital on the Financial Highlights and on the Statement of Changes in Net Assets. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended June 30, 2023, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$5,240,622	$0
For the period ended June 30, 2023, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended June 30, 2023, are disclosed in the fund’s Statement of Operations, if any.

10. Federal Income Taxes:
As of June 30, 2023, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$136,453,536	$1,667,886	($730,909)	$936,977
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2022, the fund had capital loss carryforwards of $19,602.
Schwab Municipal Bond ETF  | Semiannual Report40

Schwab Municipal Bond ETF
Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023. The tax basis components of distributions paid during the period ended December 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
TAX-EXEMPT INCOME	ORDINARY INCOME
$294,373	$272
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the period ended December 31, 2022, the fund did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
41Schwab Municipal Bond ETF  | Semiannual Report

Schwab Municipal Bond ETF
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Municipal Bond ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s limited investment performance;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund
Schwab Municipal Bond ETF | Semiannual Report42

Schwab Municipal Bond ETF
and its shareholders. The Trustees also considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered that the Fund commenced investment operations on October 12, 2022, and therefore had less than one year of performance history available.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking national municipal bond indices. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. Although the Fund had a limited operating history, the Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser has invested substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the Fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund may increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may expect to obtain reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
43Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
Schwab Municipal Bond ETF | Semiannual Report44

Schwab Municipal Bond ETF
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
45Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

Schwab Municipal Bond ETF | Semiannual Report46

Schwab Municipal Bond ETF
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
47Schwab Municipal Bond ETF | Semiannual Report

Schwab Municipal Bond ETF
Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
bid The highest price at which someone is willing to buy a security.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
ICE AMT-Free Core U.S. National Municipal Index An index that tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by U.S. states and territories as well as their political subdivisions. Qualifying securities must be exempt from Federal taxes and must not be subject to alternative minimum tax. In addition, qualifying securities must have at least one day remaining term to final maturity, a fixed coupon schedule (including zero coupon bonds) and an investment grade rating (based on the middle rating of Moody’s, S&P and Fitch). If rated by all three agencies, two of the three ratings must be Baa3/BBB- or higher; if rated by two agencies, the lowest rating must be Baa3/BBB- or higher; and if rated by a single agency the security must be rated Baa3/BBB- or higher. Qualifying securities must have at least $25 million currently outstanding face value and must be part of a deal with an original offering size of at least $100 million. Limited offering securities qualify for inclusion. The index excludes certain types of securities, including, among others, floating rate debt, step-coupon bonds, private placements, and securities in legal default. Index constituents are market capitalization weighted. Accrued interest is calculated assuming next-day settlement. Cash flows from bond payments that are received during the month are retained in the index until the end of the month and then are removed as part of the rebalancing. Cash does not earn any reinvestment income while it is held in the index. All inclusion rules and constraints are imposed monthly as part of the index rebalancing. The index is rebalanced on the last calendar day of the month.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
Schwab Municipal Bond ETF | Semiannual Report48

Schwab Municipal Bond ETF
interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity The ability to convert a security or asset quickly into cash.
liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market The market that deals with the issuance of new securities.
refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
replication If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
sampling If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS) A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
49Schwab Municipal Bond ETF | Semiannual Report

Notes

Notes

Schwab Municipal Bond ETF
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Schwab High Yield Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2023 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab Municipal Bond ETF
Active semi-transparent ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

This page is intentionally left blank.

MFR121492-00
00288529

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab Fixed-Income ETFs and Schwab Municipal Bond ETF

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	August 16, 2023